UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Morgan Stanley Pathway Large Cap Equity ETF (formerly Large Cap Equity Fund)

MSLC | NYSE Arca

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Large Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Large Cap Equity ETF	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,803,285,500
# of Portfolio Holdings	1,020
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.7%
Utilities	2.0%
Real Estate	2.6%
Materials	2.7%
Energy	3.3%
Consumer Staples	4.9%
Communication Services	9.3%
Industrials	9.9%
Consumer Discretionary	10.2%
Health Care	11.5%
Financials	17.0%
Information Technology	24.9%

Top Ten Holdings (% of Investments)Footnote Referencea

Microsoft Corp.	5.2%
Apple Inc.	4.4%
NVIDIA Corp.	4.2%
Amazon.com Inc.	3.8%
Meta Platforms Inc., Class A Shares	2.4%
Alphabet Inc., Class A Shares	1.8%
JPMorgan Chase & Co.	1.6%
Visa Inc., Class A Shares	1.6%
Broadcom Inc.	1.5%
Berkshire Hathaway Inc., Class B Shares	1.4%
Total	27.9%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

MSLC-TSR-SAR

Morgan Stanley Pathway Small-Mid Cap Equity ETF (formerly Small-Mid Cap Equity Fund)

MSSM | NYSE Arca

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Small-Mid Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$554,626,505
# of Portfolio Holdings	2,440
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	3.1%
Communication Services	2.5%
Consumer Staples	2.5%
Utilities	3.6%
Materials	4.2%
Real Estate	4.6%
Energy	4.6%
Consumer Discretionary	10.7%
Health Care	13.3%
Financials	14.8%
Information Technology	16.3%
Industrials	19.8%

Top Ten Holdings (% of Investments)Footnote Referencea

Citibank - New York	2.9%
Ascendis Pharma AS, ADR	1.0%
Kyndryl Holdings Inc.	0.9%
Comfort Systems USA Inc.	0.8%
Criteo SA, ADR	0.7%
FTAI Aviation Ltd.	0.7%
F5 Inc.	0.7%
Rambus Inc.	0.6%
Avient Corp.	0.6%
Dynatrace Inc.	0.6%
Total	9.5%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

MSSM-TSR-SAR

Morgan Stanley Pathway Funds - International Equity Fund

TIEUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,216,698,237
# of Portfolio Holdings	945
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	3.0%
Other Countries	16.6%
Sweden	2.4%
Spain	2.7%
Italy	2.9%
Australia	3.4%
Netherlands	5.1%
Switzerland	8.1%
Germany	9.0%
France	11.9%
United Kingdom	16.7%
Japan	18.2%

Top Ten Holdings (% of Investments)Footnote Referencea

SAP SE	2.0%
JPMorgan Chase & Co. - New York	2.0%
Roche Holding AG	1.9%
AstraZeneca PLC	1.5%
ASML Holding NV	1.4%
Novo Nordisk AS, Class B Shares	1.3%
Infineon Technologies AG	1.1%
Reckitt Benckiser Group PLC	1.1%
Rolls-Royce Holdings PLC	1.0%
Kering SA	1.0%
Total	14.3%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TIEUX-TSR-SAR

Morgan Stanley Pathway Funds - Emerging Markets Equity Fund

TEMUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$549,617,253
# of Portfolio Holdings	1,238
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Value	Value
Short-Term Investments	3.3%
Other Countries	14.2%
Hong Kong	1.5%
Indonesia	1.7%
Mexico	2.6%
Saudi Arabia	2.6%
South Africa	2.8%
Brazil	4.8%
South Korea	9.1%
India	15.3%
Taiwan	16.2%
China	25.9%

Top Ten Holdings (% of Investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
Tencent Holdings Ltd.	4.8%
Samsung Electronics Co., Ltd.	2.4%
SK Hynix Inc.	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.1%
Alibaba Group Holding Ltd.	1.9%
Sumitomo Mitsui Banking Corp. - Tokyo	1.7%
Reliance Industries Ltd.	1.7%
Meituan, Class B Shares	1.5%
HDFC Bank Ltd., ADR	1.5%
Total	27.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TEMUX-TSR-SAR

Morgan Stanley Pathway Funds - Core Fixed Income Fund

TIIUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,887,493,228
# of Portfolio Holdings	3,923
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	5.3%
Purchased Options	0.0%Footnote Referencea
Common Stock	0.0%Footnote Referencea
Municipal Bonds	0.2%
Senior Loans	0.6%
Asset-Backed Securities	0.7%
Sovereign Bonds	2.5%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agencies & Obligations	23.4%
Mortgage-Backed Securities	27.3%
Corporate Bonds & Notes	28.7%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	6.0%
Not Rated	4.2%
CCC or Lower	0.2%
B	1.2%
BB	3.4%
BBB	17.3%
A	10.4%
AA	53.7%
AAA	5.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

Effective March 28, 2025, Western Asset Management Company will no longer be an investment sub-adviser to the Fund. Effective March 28, 2025, J.P. Morgan Investment Management Inc. will commence as a new investment sub-adviser to the Fund. Consulting Group Advisory Services LLC continues to serve as the Investment Manager to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TIIUX-TSR-SAR

Morgan Stanley Pathway Funds - High Yield Fund

THYUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$138,185,800
# of Portfolio Holdings	305
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	3.3%
Senior Loans	0.3%
Corporate Bonds & Notes	96.4%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	3.2%
Not Rated	0.3%
CCC or Lower	11.0%
B	38.5%
BB	43.2%
BBB	3.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

Effective February 7, 2025, Western Asset Management Company is no longer an investment sub-adviser to the Fund. Consulting Group Advisory Services LLC continues to serve as the Investment Manager to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

THYUX-TSR-SAR

Morgan Stanley Pathway Funds - International Fixed Income Fund

TIFUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$54	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$181,386,482
# of Portfolio Holdings	425
Portfolio Turnover Rate	88%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	2.0%
Purchased Options	0.1%
Municipal Bond	0.1%
Asset-Backed Securities	0.1%
U.S. Government Obligations	6.5%
Corporate Bonds & Notes	9.1%
Collateralized Mortgage Obligations	12.5%
Sovereign Bonds	28.9%
Mortgage-Backed Securities	40.7%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	2.9%
Not Rated	19.4%
CCC or Lower	1.7%
B	0.3%
BB	2.9%
BBB	8.6%
A	12.6%
AA	76.7%
AAA	12.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TIFUX-TSR-SAR

Morgan Stanley Pathway Funds - Municipal Bond Fund

TMUUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$92,542,828
# of Portfolio Holdings	137
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	7.3%
Municipal Bonds	92.7%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	7.2%
Not Rated	6.0%
BB	1.3%
BBB	4.2%
A	18.8%
AA	48.2%
AAA	13.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TMUUX-TSR-SAR

Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund

TILUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$116	2.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$145,178,357
# of Portfolio Holdings	160
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	0.8%
Corporate Bonds & Notes	0.1%
Sovereign Bonds	3.2%
Collateralized Mortgage Obligations	8.0%
Mortgage-Backed Securities	9.9%
U.S. Government Obligations	78.0%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	1.8%
Not Rated	6.4%
CCC or Lower	1.7%
B	0.0%Footnote Reference**
BB	0.3%
BBB	0.4%
A	1.1%
AA	126.3%
AAA	5.4%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TILUX-TSR-SAR

Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund

TSDUX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$271,146,429
# of Portfolio Holdings	332
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Short-Term Investments	13.7%
U.S. Government Obligation	0.3%
Mortgage-Backed Securities	2.6%
Asset-Backed Securities	13.2%
Collateralized Mortgage Obligations	26.6%
Corporate Bonds & Notes	43.6%

Credit Quality Allocation (% of net assets)Footnote Reference*

Value	Value
Cash & Short-Term Investments	15.1%
Not Rated	11.3%
B	0.1%
BB	0.9%
BBB	30.4%
A	15.7%
AA	4.8%
AAA	32.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TSDUX-TSR-SAR

Morgan Stanley Pathway Funds - Alternative Strategies Fund

TALTX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$181,222,528
# of Portfolio Holdings	18
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Value	Value
Open End Mutual Fund Securities	100.0%

Top Ten Holdings (% of Investments)Footnote Referencea

PIMCO Mortgage Opportunities and Bond Fund, Class I2	12.1%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	11.0%
John Hancock Diversified Macro Fund, Class I	7.1%
BNY Mellon Global Real Return Fund, Class Y	7.0%
Neuberger Berman Long Short Fund, Institutional Class	6.1%
BlackRock Global Equity Market Neutral Fund, Institutional Class	6.0%
American Beacon AHL Managed Futures Strategy Fund, Class Y	5.8%
PIMCO Credit Opportunities Bond Fund, Institutional Class	5.0%
Calamos Market Neutral Income Fund, Class I	5.0%
LoCorr Market Trend Fund, Class I	5.0%
Total	70.1%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-800-869-3326. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2025

TALTX-TSR-SAR

Item 2. Code of Ethics.
Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morgan Stanley

Pathway Funds

Semi-Annual Report

»	February 28, 2025

•	Morgan Stanley Pathway Large Cap Equity ETF (MSLC) (formerly Large Cap Equity Fund)

•	Morgan Stanley Pathway Small-Mid Cap Equity ETF (MSSM) (formerly Small-Mid Cap Equity Fund)

•	International Equity Fund (TIEUX)

•	Emerging Markets Equity Fund (TEMUX)

•	Core Fixed Income Fund (TIIUX)

•	High Yield Fund (THYUX)

•	International Fixed Income Fund (TIFUX)

•	Municipal Bond Fund (TMUUX)

•	Inflation-Linked Fixed Income Fund (TILUX)

•	Ultra-Short Term Fixed Income Fund (TSDUX)

•	Alternative Strategies Fund (TALTX)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

ITEMS 8 AND 9 OF FORM N-CSR ARE NOT APPLICABLE. FOR ITEM 10 OF FORM N-CSR, SEE ITEM 7.

Schedules of Investments

February 28, 2025 (unaudited)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

COMMON STOCKS — 98.2%

COMMUNICATION SERVICES — 9.3%

Diversified Telecommunication Services — 0.6%
237,222	AT&T Inc.	$6,502,255
7,688	Frontier Communications Parent Inc.*	276,691
2,850	GCI Liberty Inc.*(a)#	—
3,860	Iridium Communications Inc.	121,822
5,122	Liberty Global Ltd., Class A Shares*	59,210
5,313	Liberty Global Ltd., Class C Shares*	64,340
242,656	Verizon Communications Inc.	10,458,474

	Total Diversified Telecommunication Services	17,482,792

Entertainment — 2.2%
8,722	Electronic Arts Inc.	1,126,185
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	70,850
6,926	Liberty Media Corp.-Liberty Formula One, Class C Shares*	667,874
640	Liberty Media Corp.-Liberty Live, Class A Shares*	45,773
1,427	Liberty Media Corp.-Liberty Live, Class C Shares*	104,699
5,190	Live Nation Entertainment Inc.*	744,038
574	Madison Square Garden Sports Corp., Class A Shares*	116,918
36,913	Netflix Inc.*	36,195,411
2,011	Playtika Holding Corp.	10,618
17,418	ROBLOX Corp., Class A Shares*	1,108,482
4,013	Roku Inc., Class A Shares*	335,126
4,855	Spotify Technology SA*	2,951,889
5,929	Take-Two Interactive Software Inc.*	1,256,829
2,969	TKO Group Holdings Inc., Class A Shares*	447,250
134,403	Walt Disney Co. (The)	15,295,061
84,762	Warner Bros Discovery Inc.*	971,373

	Total Entertainment	61,448,376

Interactive Media & Services — 5.6%
293,369	Alphabet Inc., Class A Shares	49,954,873
228,146	Alphabet Inc., Class C Shares	39,291,304
2,373	IAC Inc.*	109,680
8,272	Match Group Inc.	262,305
99,338	Meta Platforms Inc., Class A Shares	66,377,652
19,611	Pinterest Inc., Class A Shares*	725,215
3,459	TripAdvisor Inc.*	51,193
2,448	Trump Media & Technology Group Corp.*	58,997
9,145	ZoomInfo Technologies Inc., Class A Shares*	106,631

	Total Interactive Media & Services	156,937,850

Media — 0.7%
3,060	Charter Communications Inc., Class A Shares*	1,112,524
249,462	Comcast Corp., Class A Shares	8,950,696
107,536	Fox Corp., Class A Shares	6,194,073
4,075	Fox Corp., Class B Shares	220,335
12,063	Interpublic Group of Cos., Inc. (The)	330,526
524	Liberty Broadband Corp., Class A Shares*	42,722
3,649	Liberty Broadband Corp., Class C Shares*	300,167
4,954	New York Times Co. (The), Class A Shares	238,238
12,625	News Corp., Class A Shares	361,327
3,531	News Corp., Class B Shares	113,981
1,000	Nexstar Media Group Inc., Class A Shares	169,150
6,363	Omnicom Group Inc.	526,602
181	Paramount Global, Class A Shares	4,100
19,448	Paramount Global, Class B Shares(b)	220,929

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 9.3% — (continued)

Media — 0.7% — (continued)
7,377	Sirius XM Holdings Inc.	$178,450
14,677	Trade Desk Inc. (The), Class A Shares*	1,032,087

	Total Media	19,995,907

Wireless Telecommunication Services — 0.2%
15,787	T-Mobile US Inc.	4,257,596

	TOTAL COMMUNICATION SERVICES	260,122,521

CONSUMER DISCRETIONARY — 10.2%

Automobile Components — 0.0%@
8,880	Aptiv PLC*	578,265
7,048	BorgWarner Inc.	209,819
7,481	Gentex Corp.	181,938
1,770	Lear Corp.	166,362
11,275	QuantumScape Corp., Class A Shares*(b)	52,880

	Total Automobile Components	1,189,264

Automobiles — 1.4%
128,070	Ford Motor Co.	1,223,069
119,010	General Motors Co.	5,846,961
3,886	Harley-Davidson Inc.	100,103
32,234	Lucid Group Inc., Class A Shares*(b)	71,560
29,968	Rivian Automotive Inc., Class A Shares*(b)	354,821
102,519	Tesla Inc.*	30,036,017
1,665	Thor Industries Inc.	165,484

	Total Automobiles	37,798,015

Broadline Retail — 3.9%
501,594	Amazon.com Inc.*	106,478,374
39,345	Coupang Inc., Class A Shares*	932,476
100	Dillard’s Inc., Class A Shares	38,909
16,507	eBay Inc.	1,068,663
3,809	Etsy Inc.*	194,983
3,630	Kohl’s Corp.(b)	41,418
8,133	Macy’s Inc.	116,709
3,383	Nordstrom Inc.	82,173
2,003	Ollie’s Bargain Outlet Holdings Inc.*	207,331

	Total Broadline Retail	109,161,036

Distributors — 0.0%@
4,535	Genuine Parts Co.	566,331
8,358	LKQ Corp.	352,624
1,236	Pool Corp.	428,892

	Total Distributors	1,347,847

Diversified Consumer Services — 0.1%
11,415	ADT Inc.	93,489
1,894	Bright Horizons Family Solutions Inc.*	245,576
1,222	Duolingo Inc., Class A Shares*	381,350
913	Grand Canyon Education Inc.*	164,176
4,352	H&R Block Inc.	237,227
4,522	Service Corp. International	366,282

	Total Diversified Consumer Services	1,488,100

Hotels, Restaurants & Leisure — 2.4%
82,752	Airbnb Inc., Class A Shares*	11,491,770
8,539	Aramark	316,370

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.2% — (continued)

Hotels, Restaurants & Leisure — 2.4% — (continued)
1,094	Booking Holdings Inc.	$5,487,515
2,182	Boyd Gaming Corp.	166,399
6,617	Caesars Entertainment Inc.*	219,817
33,733	Carnival Corp.*	807,231
2,742	Cava Group Inc.*	260,572
44,917	Chipotle Mexican Grill Inc., Class A Shares*	2,424,170
904	Choice Hotels International Inc.(b)	129,534
2,249	Churchill Downs Inc.	266,507
32,132	Darden Restaurants Inc.	6,441,181
1,134	Domino’s Pizza Inc.	555,331
11,621	DoorDash Inc., Class A Shares*	2,306,071
16,477	DraftKings Inc., Class A Shares*	722,681
3,563	Dutch Bros Inc., Class A Shares*	282,047
4,127	Expedia Group Inc.*	816,981
45,649	Hilton Worldwide Holdings Inc.	12,095,159
1,319	Hyatt Hotels Corp., Class A Shares(b)	185,913
11,442	Las Vegas Sands Corp.	511,572
2,787	Light & Wonder Inc., Class A Shares*	310,695
7,578	Marriott International Inc., Class A Shares	2,125,250
1,116	Marriott Vacations Worldwide Corp.	84,191
23,811	McDonald’s Corp.	7,341,646
8,632	MGM Resorts International*	300,048
13,958	Norwegian Cruise Line Holdings Ltd.*	317,126
5,004	Penn Entertainment Inc.*	107,636
2,838	Planet Fitness Inc., Class A Shares*	262,657
7,831	Royal Caribbean Cruises Ltd.	1,927,209
49,518	Starbucks Corp.	5,734,680
2,197	Texas Roadhouse Inc., Class A Shares	404,446
2,199	Travel + Leisure Co.	122,748
1,147	Vail Resorts Inc.	182,362
5,346	Wendy’s Co. (The)	82,863
927	Wingstop Inc.	217,641
2,445	Wyndham Hotels & Resorts Inc.	264,867
3,282	Wynn Resorts Ltd.	293,148
9,601	Yum! Brands Inc.	1,501,308

	Total Hotels, Restaurants & Leisure	67,067,342

Household Durables — 0.2%
9,822	DR Horton Inc.	1,245,528
5,050	Garmin Ltd.	1,156,097
3,726	Leggett & Platt Inc.	34,167
7,764	Lennar Corp., Class A Shares	928,807
406	Lennar Corp., Class B Shares	46,974
1,651	Mohawk Industries Inc.*	194,141
13,920	Newell Brands Inc.	89,366
94	NVR Inc.*	681,085
6,648	PulteGroup Inc.	686,606
2,211	SharkNinja Inc.*	232,354
5,585	Somnigroup International Inc.	356,770
3,246	Toll Brothers Inc.	362,383
989	TopBuild Corp.*	303,020
1,679	Whirlpool Corp.	170,905

	Total Household Durables	6,488,203

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.2% — (continued)

Leisure Products — 0.0%@
2,070	Brunswick Corp.	$125,959
4,535	Hasbro Inc.	295,274
10,844	Mattel Inc.*	230,977
1,768	Polaris Inc.	79,419
2,747	YETI Holdings Inc.*	97,903

	Total Leisure Products	829,532

Specialty Retail — 1.9%
1,783	Advance Auto Parts Inc.	65,793
922	AutoNation Inc.*	168,145
556	AutoZone Inc.*	1,942,114
7,122	Bath & Body Works Inc.	258,030
7,405	Best Buy Co., Inc.	665,784
2,084	Burlington Stores Inc.*	519,604
4,955	CarMax Inc.*	411,116
3,817	Carvana Co., Class A Shares*	889,743
1,843	Dick’s Sporting Goods Inc.	414,859
1,723	Five Below Inc.*	149,711
3,450	Floor & Decor Holdings Inc., Class A Shares*	333,373
12,898	GameStop Corp., Class A Shares*	322,966
6,070	Gap Inc. (The)	137,243
32,778	Home Depot Inc. (The)	12,999,755
873	Lithia Motors Inc., Class A Shares	300,696
48,818	Lowe’s Cos., Inc.	12,138,107
595	Murphy USA Inc.	279,198
7,851	O’Reilly Automotive Inc.*	10,784,448
598	Penske Automotive Group Inc.	100,900
497	RH*	160,069
10,731	Ross Stores Inc.	1,505,774
37,444	TJX Cos., Inc. (The)	4,671,513
17,590	Tractor Supply Co.	973,606
1,560	Ulta Beauty Inc.*	571,522
4,520	Valvoline Inc.*	166,698
2,973	Wayfair Inc., Class A Shares*	117,582
4,150	Williams-Sonoma Inc.	807,507

	Total Specialty Retail	51,855,856

Textiles, Apparel & Luxury Goods — 0.3%
1,897	Amer Sports Inc.*	56,701
1,291	Birkenstock Holding PLC*	63,879
6,454	Capri Holdings Ltd.*	141,859
1,227	Carter’s Inc.	50,638
1,025	Columbia Sportswear Co.	89,011
1,839	Crocs Inc.*	183,109
4,947	Deckers Outdoor Corp.*	689,414
3,937	lululemon athletica Inc.*	1,439,407
39,245	NIKE Inc., Class B Shares	3,117,230
1,796	PVH Corp.	134,413
1,263	Ralph Lauren Corp., Class A Shares	342,450
4,331	Skechers USA Inc., Class A Shares*	264,148
7,684	Tapestry Inc.	656,367
5,673	Under Armour Inc., Class A Shares*	38,633
7,178	Under Armour Inc., Class C Shares*	45,580
11,444	V.F. Corp.	285,299

	Total Textiles, Apparel & Luxury Goods	7,598,138

	TOTAL CONSUMER DISCRETIONARY	284,823,333

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 4.9%

Beverages — 1.0%
309	Boston Beer Co., Inc. (The), Class A Shares*	$75,325
1,581	Brown-Forman Corp., Class A Shares	52,220
5,788	Brown-Forman Corp., Class B Shares	191,641
7,646	Celsius Holdings Inc.*	196,426
128,284	Coca-Cola Co. (The)	9,135,104
198	Coca-Cola Consolidated Inc.	280,590
5,197	Constellation Brands Inc., Class A Shares	912,073
37,355	Keurig Dr Pepper Inc.	1,252,140
5,533	Molson Coors Beverage Co., Class B Shares	339,117
75,890	Monster Beverage Corp.*	4,147,388
79,123	PepsiCo Inc.	12,143,007

	Total Beverages	28,725,031

Consumer Staples Distribution & Retail — 1.7%
13,245	Albertsons Cos., Inc., Class A Shares	278,675
4,356	BJ’s Wholesale Club Holdings Inc.*	441,089
1,216	Casey’s General Stores Inc.	503,679
18,373	Costco Wholesale Corp.	19,266,111
7,165	Dollar General Corp.	531,500
6,647	Dollar Tree Inc.*	484,300
2,938	Grocery Outlet Holding Corp.*	34,874
22,607	Kroger Co. (The)	1,465,386
5,314	Maplebear Inc.*	218,352
5,026	Performance Food Group Co.*	427,914
16,246	Sysco Corp.	1,227,223
69,494	Target Corp.	8,633,935
7,470	US Foods Holding Corp.*	535,450
22,452	Walgreens Boots Alliance Inc.	239,787
143,425	Walmart Inc.	14,143,139

	Total Consumer Staples Distribution & Retail	48,431,414

Food Products — 0.8%
15,675	Archer-Daniels-Midland Co.	739,860
4,490	Bunge Global SA	333,113
15,540	Conagra Brands Inc.	396,892
5,325	Darling Ingredients Inc.*	192,179
5,643	Flowers Foods Inc.	105,750
1,518	Freshpet Inc.*	162,471
18,527	General Mills Inc.	1,123,107
4,787	Hershey Co. (The)	826,763
9,182	Hormel Foods Corp.	262,881
2,137	Ingredion Inc.	279,113
3,392	J.M. Smucker Co. (The)	374,918
8,550	Kellanova	708,795
28,989	Kraft Heinz Co. (The)	890,252
4,540	Lamb Weston Holdings Inc.	235,490
8,215	McCormick & Co., Inc., Class VTG Shares	678,641
147,485	Mondelez International Inc., Class A Shares	9,472,961
1,166	Pilgrim’s Pride Corp.*	63,419
1,564	Post Holdings Inc.*	177,530
8	Seaboard Corp.	22,417
6,084	The Campbell’s Co.	243,725
55,070	Tyson Foods Inc., Class A Shares	3,377,994

	Total Food Products	20,668,271

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 4.9% — (continued)

Household Products — 0.9%
7,957	Church & Dwight Co., Inc.	$884,818
4,049	Clorox Co. (The)	633,223
26,722	Colgate-Palmolive Co.	2,436,245
11,110	Kimberly-Clark Corp.	1,577,731
115,252	Procter & Gamble Co. (The)	20,035,408
1,594	Reynolds Consumer Products Inc.	39,021
1,110	Spectrum Brands Holdings Inc.	85,958

	Total Household Products	25,692,404

Personal Care Products — 0.1%
4,259	BellRing Brands Inc.*	312,100
11,039	Coty Inc., Class A Shares*	62,812
1,704	elf Beauty Inc.*	119,706
7,519	Estee Lauder Cos., Inc. (The), Class A Shares	540,691
64,989	Kenvue Inc.	1,533,740

	Total Personal Care Products	2,569,049

Tobacco — 0.4%
56,076	Altria Group Inc.	3,131,844
51,370	Philip Morris International Inc.	7,976,734

	Total Tobacco	11,108,578

	TOTAL CONSUMER STAPLES	137,194,747

ENERGY — 3.3%

Energy Equipment & Services — 0.4%
32,970	Baker Hughes Co., Class A Shares	1,470,132
28,752	Halliburton Co.	758,190
11,942	NOV Inc.	178,175
192,384	Schlumberger NV	8,014,717
13,617	TechnipFMC PLC	400,885
2,228	Weatherford International PLC	137,936

	Total Energy Equipment & Services	10,960,035

Oil, Gas & Consumable Fuels — 2.9%
10,272	Antero Midstream Corp.	174,111
9,534	Antero Resources Corp.*	349,898
11,452	APA Corp.	237,056
7,490	Cheniere Energy Inc.	1,711,915
56,935	Chevron Corp.	9,031,030
1,908	Chord Energy Corp.	218,084
3,086	Civitas Resources Inc.	118,317
106,481	ConocoPhillips	10,557,591
24,194	Coterra Energy Inc.	652,996
20,524	Devon Energy Corp.	743,379
6,277	Diamondback Energy Inc.	997,792
3,210	DT Midstream Inc.	308,449
59,948	EOG Resources Inc.	7,609,799
19,220	EQT Corp.	925,828
21,047	Expand Energy Corp.	2,081,127
236,794	Exxon Mobil Corp.	26,362,276
9,557	Hess Corp.	1,423,420
4,831	HF Sinclair Corp.	170,389
64,037	Kinder Morgan Inc.	1,735,403
11,596	Marathon Petroleum Corp.	1,741,487
3,630	Matador Resources Co.	189,994
2,028	New Fortress Energy Inc., Class A Shares	20,280

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 3.3% — (continued)

Oil, Gas & Consumable Fuels — 2.9% — (continued)
22,380	Occidental Petroleum Corp.	$1,093,039
19,275	ONEOK Inc.	1,935,017
10,812	Ovintiv Inc.	469,890
21,339	Permian Resources Corp., Class A Shares	300,667
40,354	Phillips 66	5,233,510
7,516	Range Resources Corp.	278,994
7,167	Targa Resources Corp.	1,445,727
612	Texas Pacific Land Corp.	873,905
10,419	Valero Energy Corp.	1,362,076
4,189	Viper Energy Inc., Class A Shares	195,082
40,201	Williams Cos., Inc. (The)	2,338,894

	Total Oil, Gas & Consumable Fuels	82,887,422

	TOTAL ENERGY	93,847,457

FINANCIALS — 17.0%

Banks — 3.9%
427,622	Bank of America Corp.	19,713,374
3,644	Bank OZK	174,948
792	BOK Financial Corp.	86,296
62,533	Citigroup Inc.	4,999,513
14,827	Citizens Financial Group Inc.	678,632
6,946	Columbia Banking System Inc.	185,667
4,378	Comerica Inc.	281,637
4,182	Commerce Bancshares Inc.	272,039
1,963	Cullen/Frost Bankers Inc.	268,990
4,618	East West Bancorp Inc.	436,078
22,271	Fifth Third Bancorp	968,120
399	First Citizens BancShares Inc., Class A Shares	817,176
4,299	First Hawaiian Inc.	115,686
17,694	First Horizon Corp.	381,129
11,653	FNB Corp.	172,930
48,194	Huntington Bancshares Inc.	793,755
168,845	JPMorgan Chase & Co.	44,684,829
30,181	KeyCorp	522,735
5,514	M&T Bank Corp.	1,057,144
105,134	NU Holdings Ltd., Class A Shares*	1,130,190
2,523	Pinnacle Financial Partners Inc.	288,278
13,151	PNC Financial Services Group Inc. (The)	2,523,940
2,326	Popular Inc.	233,600
3,010	Prosperity Bancshares Inc.	231,048
30,729	Regions Financial Corp.	728,585
4,953	Synovus Financial Corp.	256,962
1,501	TFS Financial Corp.	19,798
87,005	Truist Financial Corp.	4,032,682
51,656	US Bancorp	2,422,666
5,565	Webster Financial Corp.	313,421
234,826	Wells Fargo & Co.	18,391,572
3,501	Western Alliance Bancorp	304,307
2,116	Wintrust Financial Corp.	263,379
4,715	Zions Bancorp NA	254,799

	Total Banks	108,005,905

Capital Markets — 4.7%
1,040	Affiliated Managers Group Inc.	177,684
3,268	Ameriprise Financial Inc.	1,755,896

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 17.0% — (continued)

Capital Markets — 4.7% — (continued)
6,143	Ares Management Corp., Class A Shares	$1,050,084
24,411	Bank of New York Mellon Corp. (The)	2,171,358
14,262	Blackrock Inc.	13,945,098
23,842	Blackstone Inc.	3,842,377
17,150	Blue Owl Capital Inc., Class A Shares	369,240
18,853	Brookfield Asset Management Ltd., Class A Shares(b)	1,066,703
266,241	Brookfield Corp.	15,426,004
7,139	Carlyle Group Inc. (The)	355,808
3,440	Cboe Global Markets Inc.	725,152
139,954	Charles Schwab Corp. (The)	11,130,542
11,895	CME Group Inc., Class A Shares	3,018,594
6,727	Coinbase Global Inc., Class A Shares*	1,450,476
1,169	Evercore Inc., Class A Shares	282,664
1,281	FactSet Research Systems Inc.	591,489
9,236	Franklin Resources Inc.	187,029
19,922	Goldman Sachs Group Inc. (The)	12,397,261
1,709	Houlihan Lokey Inc., Class A Shares	296,255
3,522	Interactive Brokers Group Inc., Class A Shares	719,897
67,647	Intercontinental Exchange Inc.	11,718,490
11,914	Invesco Ltd.	207,185
4,227	Janus Henderson Group PLC	178,379
5,748	Jefferies Financial Group Inc.	380,518
75,157	KKR & Co., Inc., Class Miscella Shares	10,190,538
3,713	Lazard Inc., Class A Shares	186,207
2,479	LPL Financial Holdings Inc.	921,544
1,193	MarketAxess Holdings Inc.	229,999
8,330	Moody’s Corp.	4,197,820
38,359	Morgan Stanley(c)	5,105,967
870	Morningstar Inc.	272,936
6,171	MSCI Inc., Class A Shares	3,644,037
13,665	Nasdaq Inc.	1,131,189
6,501	Northern Trust Corp.	716,540
6,166	Raymond James Financial Inc.	953,695
22,192	Robinhood Markets Inc., Class A Shares*	1,111,819
27,545	S&P Global Inc.	14,701,868
3,258	SEI Investments Co.	260,803
35,423	State Street Corp.	3,515,024
3,294	Stifel Financial Corp.	349,790
7,153	T. Rowe Price Group Inc.	756,215
2,802	TPG Inc., Class A Shares	154,558
3,785	Tradeweb Markets Inc., Class A Shares	512,375
2,820	Virtu Financial Inc., Class A Shares	103,099
16,067	XP Inc., Class A Shares	227,348

	Total Capital Markets	132,687,554

Consumer Finance — 0.6%
8,949	Ally Financial Inc.	332,008
36,521	American Express Co.	10,991,360
12,508	Capital One Financial Corp.	2,508,479
197	Credit Acceptance Corp.*	97,001
8,260	Discover Financial Services	1,612,269
3,921	OneMain Holdings Inc., Class A Shares	210,715
6,798	SLM Corp.	205,232
34,761	SoFi Technologies Inc.*	502,992
12,871	Synchrony Financial	781,012

	Total Consumer Finance	17,241,068

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 17.0% — (continued)

Financial Services — 5.0%
8,520	Affirm Holdings Inc., Class A Shares*	$546,558
17,271	Apollo Global Management Inc.	2,578,042
79,634	Berkshire Hathaway Inc., Class B Shares*	40,918,338
18,349	Block Inc., Class A Shares*	1,198,190
2,215	Corpay Inc.*	813,016
9,550	Equitable Holdings Inc.	525,441
1,384	Euronet Worldwide Inc.*	141,805
18,333	Fidelity National Information Services Inc.	1,303,843
18,698	Fiserv Inc.*	4,406,932
8,470	Global Payments Inc.	891,721
2,380	Jack Henry & Associates Inc.	413,144
53,081	MasterCard Inc., Class A Shares	30,591,111
8,542	MGIC Investment Corp.	210,219
139,918	PayPal Holdings Inc.*	9,941,174
4,640	Rocket Cos., Inc., Class A Shares*	64,960
1,998	Shift4 Payments Inc., Class A Shares*	197,302
15,027	Toast Inc., Class A Shares*	580,042
3,045	UWM Holdings Corp.	19,123
122,406	Visa Inc., Class A Shares	44,397,880
3,304	Voya Financial Inc.	238,747
6,595	Western Union Co. (The)	71,424
1,283	WEX Inc.*	201,559

	Total Financial Services	140,250,571

Insurance — 2.8%
18,432	Aflac Inc.	2,017,751
8,677	Allstate Corp. (The)	1,728,025
2,406	American Financial Group Inc.	303,830
21,460	American International Group Inc.	1,779,892
6,503	Aon PLC, Class A Shares	2,660,507
12,254	Arch Capital Group Ltd.	1,138,519
13,506	Arthur J. Gallagher & Co.	4,561,516
1,696	Assurant Inc.	352,581
1,699	Assured Guaranty Ltd.	148,374
2,527	Axis Capital Holdings Ltd.	244,816
1,934	Brighthouse Financial Inc.*	114,706
7,958	Brown & Brown Inc.	943,341
13,375	Chubb Ltd.	3,818,295
5,131	Cincinnati Financial Corp.	758,413
929	CNA Financial Corp.	45,493
1,403	Everest Group Ltd.	495,568
8,570	Fidelity National Financial Inc.	553,022
3,281	First American Financial Corp.	215,529
2,997	Globe Life Inc.	381,908
1,160	Hanover Insurance Group Inc. (The)	197,815
74,238	Hartford Insurance Group Inc. (The)	8,780,871
2,021	Kemper Corp.	136,579
732	Kinsale Capital Group Inc.	316,114
4,059	Lincoln National Corp.	158,301
5,914	Loews Corp.	512,566
419	Markel Group Inc.*	810,111
30,199	Marsh & McLennan Cos., Inc.	7,182,530
19,437	MetLife Inc.	1,675,081
8,207	Old Republic International Corp.	316,052
1,090	Primerica Inc.	316,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 17.0% — (continued)

Insurance — 2.8% — (continued)
7,587	Principal Financial Group Inc.	$675,547
67,255	Progressive Corp. (The)	18,965,910
35,203	Prudential Financial Inc.	4,051,865
2,156	Reinsurance Group of America Inc., Class A Shares	437,000
1,673	RenaissanceRe Holdings Ltd.	397,538
2,782	RLI Corp.	211,682
3,336	Ryan Specialty Holdings Inc., Class A Shares	233,487
33,617	Travelers Cos., Inc. (The)	8,689,658
4,605	Unum Group	378,945
81	White Mountains Insurance Group Ltd.	149,810
3,333	Willis Towers Watson PLC	1,132,053
9,886	WR Berkley Corp.	623,609

	Total Insurance	78,611,310

Mortgage Real Estate Investment Trusts (REITs) — 0.0%@
26,737	AGNC Investment Corp.	278,867
18,422	Annaly Capital Management Inc.	404,547
17,069	Rithm Capital Corp.	207,389
10,223	Starwood Property Trust Inc.	209,776

	Total Mortgage Real Estate Investment Trusts (REITs)	1,100,579

	TOTAL FINANCIALS	477,896,987

HEALTH CARE — 11.5%

Biotechnology — 2.0%
99,008	AbbVie Inc.	20,695,642
4,402	Alnylam Pharmaceuticals Inc.*	1,086,193
31,778	Amgen Inc.	9,789,531
3,284	Apellis Pharmaceuticals Inc.*	82,593
4,751	Biogen Inc.*	667,515
6,158	BioMarin Pharmaceutical Inc.*	438,203
5,784	Exact Sciences Corp.*	274,219
9,222	Exelixis Inc.*	356,799
105,965	Gilead Sciences Inc.	12,112,859
818	GRAIL Inc.*	31,542
5,793	Incyte Corp.*	425,786
5,102	Ionis Pharmaceuticals Inc.*	169,335
10,248	Moderna Inc.*	317,278
3,798	Natera Inc.*	590,931
3,820	Neurocrine Biosciences Inc.*	453,510
3,436	Regeneron Pharmaceuticals Inc.	2,400,871
21,068	Roivant Sciences Ltd.*	226,270
2,977	Sarepta Therapeutics Inc.*	317,795
2,939	Ultragenyx Pharmaceutical Inc.*	126,142
1,411	United Therapeutics Corp.*	451,591
8,544	Vertex Pharmaceuticals Inc.*	4,099,326
3,248	Viking Therapeutics Inc.*	93,770

	Total Biotechnology	55,207,701

Health Care Equipment & Supplies — 2.9%
133,513	Abbott Laboratories	18,426,129
8,291	Alcon AG	766,917
2,463	Align Technology Inc.*	460,655
16,607	Baxter International Inc.	573,108
34,714	Becton Dickinson & Co.	7,829,048
141,426	Boston Scientific Corp.*	14,678,604

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 11.5% — (continued)

Health Care Equipment & Supplies — 2.9% — (continued)
6,365	Cooper Cos Inc. (The)*	$575,269
6,518	DENTSPLY SIRONA Inc.	107,873
13,705	DexCom Inc.*	1,211,111
19,748	Edwards Lifesciences Corp.*	1,414,352
1,498	Enovis Corp.*	57,898
5,072	Envista Holdings Corp.*	101,338
15,045	GE HealthCare Technologies Inc.	1,314,181
3,699	Globus Medical Inc., Class A Shares*	297,104
7,516	Hologic Inc.*	476,439
7,694	IDEXX Laboratories Inc.*	3,363,124
929	Inspire Medical Systems Inc.*	172,413
2,278	Insulet Corp.*	620,231
22,313	Intuitive Surgical Inc.*	12,788,696
1,355	Masimo Corp.*	255,783
42,418	Medtronic PLC	3,903,304
1,202	Penumbra Inc.*	343,099
1,797	QuidelOrtho Corp.*	71,862
4,742	ResMed Inc.	1,107,352
4,520	Solventum Corp.*	360,470
3,214	STERIS PLC	704,702
22,090	Stryker Corp.	8,530,937
1,481	Teleflex Inc.	196,603
6,518	Zimmer Biomet Holdings Inc.	679,958

	Total Health Care Equipment & Supplies	81,388,560

Health Care Providers & Services — 2.0%
2,770	Acadia Healthcare Co., Inc.*	83,045
1,025	Amedisys Inc.*	94,300
7,944	Cardinal Health Inc.	1,028,589
25,465	Cencora Inc.	6,456,396
17,150	Centene Corp.*	997,444
469	Chemed Corp.	281,775
9,093	Cigna Group (The)	2,808,373
41,679	CVS Health Corp.	2,739,144
1,670	DaVita Inc.*	246,960
7,646	Elevance Health Inc.	3,034,544
3,227	Encompass Health Corp.	323,152
6,153	HCA Healthcare Inc.	1,884,664
4,129	Henry Schein Inc.*	297,990
4,141	Humana Inc.	1,119,809
2,741	Labcorp Holdings Inc.	688,101
4,265	McKesson Corp.	2,730,709
1,894	Molina Healthcare Inc.*	570,321
3,625	Premier Inc., Class A Shares	65,902
3,620	Quest Diagnostics Inc.	625,898
3,145	Tenet Healthcare Corp.*	398,126
60,459	UnitedHealth Group Inc.	28,715,607
1,869	Universal Health Services Inc., Class B Shares	327,542

	Total Health Care Providers & Services	55,518,391

Health Care Technology — 0.1%
3,535	Certara Inc.*	42,350
4,032	Doximity Inc., Class A Shares*	284,256
9,266	Veeva Systems Inc., Class A Shares*	2,076,881

	Total Health Care Technology	2,403,487

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 11.5% — (continued)

Life Sciences Tools & Services — 1.6%
3,003	10X Genomics Inc., Class A Shares*	$32,102
9,553	Agilent Technologies Inc.	1,222,020
164,636	Avantor Inc.*	2,749,421
1,652	Azenta Inc.*	72,060
655	Bio-Rad Laboratories Inc., Class A Shares*	173,680
5,118	Bio-Techne Corp.	316,037
4,874	Bruker Corp.	230,150
1,693	Charles River Laboratories International Inc.*	279,870
63,448	Danaher Corp.	13,181,957
2,657	Fortrea Holdings Inc.*	36,799
4,052	ICON PLC, ADR*	769,961
5,195	Illumina Inc.*	461,004
5,879	IQVIA Holdings Inc.*	1,109,955
829	Medpace Holdings Inc.*	271,348
688	Mettler-Toledo International Inc.*	875,631
7,140	QIAGEN NV*	274,176
1,769	Repligen Corp.*	281,731
4,044	Revvity Inc.	453,535
4,951	Sotera Health Co.*	61,739
42,538	Thermo Fisher Scientific Inc.	22,500,901
1,922	Waters Corp.*	725,247
2,367	West Pharmaceutical Services Inc.	549,949

	Total Life Sciences Tools & Services	46,629,273

Pharmaceuticals — 2.9%
67,031	Bristol-Myers Squibb Co.	3,996,388
16,478	Elanco Animal Health Inc.*	184,059
29,046	Eli Lilly & Co.	26,740,619
3,384	Intra-Cellular Therapies Inc.*	433,829
1,996	Jazz Pharmaceuticals PLC*	286,486
111,232	Johnson & Johnson	18,355,505
129,494	Merck & Co., Inc.	11,945,822
17,456	Novo Nordisk AS, ADR	1,582,386
7,798	Organon & Co.	116,268
4,053	Perrigo Co. PLC	117,537
187,352	Pfizer Inc.	4,951,713
12,762	Royalty Pharma PLC, Class A Shares	429,314
39,010	Viatris Inc.	360,062
67,527	Zoetis Inc., Class A Shares	11,293,216

	Total Pharmaceuticals	80,793,204

	TOTAL HEALTH CARE	321,940,616

INDUSTRIALS — 9.9%

Aerospace & Defense — 2.6%
2,372	Axon Enterprise Inc.*	1,253,483
23,377	Boeing Co. (The)*	4,082,325
2,910	BWX Technologies Inc.	302,553
1,254	Curtiss-Wright Corp.	403,362
9,022	General Dynamics Corp.	2,278,957
35,518	General Electric Co.	7,351,516
1,421	HEICO Corp.	376,110
28,741	HEICO Corp., Class A Shares	6,126,431
2,664	Hexcel Corp.	168,818
13,384	Howmet Aerospace Inc.	1,828,254
1,237	Huntington Ingalls Industries Inc.	217,192

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 9.9% — (continued)

Aerospace & Defense — 2.6% — (continued)
6,269	L3Harris Technologies Inc.	$1,292,104
990	Loar Holdings Inc.*	71,943
6,966	Lockheed Martin Corp.	3,137,277
4,558	Northrop Grumman Corp.	2,104,611
137,012	RTX Corp.	18,221,226
3,794	Spirit AeroSystems Holdings Inc., Class A Shares*	132,411
2,272	Standardaero Inc.*(b)	64,139
64,584	Textron Inc.	4,826,362
13,604	TransDigm Group Inc.	18,599,389
1,879	Woodward Inc.	355,122

	Total Aerospace & Defense	73,193,585

Air Freight & Logistics — 0.2%
3,797	CH Robinson Worldwide Inc.	385,851
4,648	Expeditors International of Washington Inc.	545,489
7,483	FedEx Corp.	1,967,281
3,689	GXO Logistics Inc.*	145,421
23,972	United Parcel Service Inc., Class B Shares	2,853,387

	Total Air Freight & Logistics	5,897,429

Building Products — 0.8%
2,109	AAON Inc.	161,971
2,286	Advanced Drainage Systems Inc.	254,637
2,903	Allegion PLC	373,645
3,820	AO Smith Corp.	253,954
1,453	Armstrong World Industries Inc.	223,268
4,532	AZEK Co., Inc. (The), Class A Shares*	212,324
3,914	Builders FirstSource Inc.*	544,007
1,502	Carlisle Cos., Inc.	511,821
114,392	Carrier Global Corp.	7,412,602
4,021	Fortune Brands Innovations Inc.	260,239
4,481	Hayward Holdings Inc.*	64,930
22,049	Johnson Controls International PLC	1,888,717
1,045	Lennox International Inc.	628,097
6,977	Masco Corp.	524,531
34,364	Owens Corning	5,293,431
1,413	Simpson Manufacturing Co., Inc.	232,297
7,444	Trane Technologies PLC	2,632,943
3,443	Trex Co., Inc.*	212,399

	Total Building Products	21,685,813

Commercial Services & Supplies — 0.6%
11,423	Cintas Corp.	2,370,272
1,674	Clean Harbors Inc.*	357,483
146,139	Copart Inc.*	8,008,417
1,242	MSA Safety Inc.	203,315
5,971	RB Global Inc.	611,311
6,780	Republic Services Inc., Class A Shares	1,606,996
10,428	Rollins Inc.	546,323
8,758	Tetra Tech Inc.	255,646
8,055	Veralto Corp.	803,567
3,870	Vestis Corp.	45,860
13,266	Waste Management Inc.	3,088,059

	Total Commercial Services & Supplies	17,897,249

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 9.9% — (continued)

Construction & Engineering — 0.3%
4,303	AECOM	$430,515
7,502	API Group Corp.*	294,603
1,146	Comfort Systems USA Inc.	416,376
1,516	EMCOR Group Inc.	619,908
1,637	Everus Construction Group Inc.*	68,099
2,081	MasTec Inc.*	271,758
27,448	Quanta Services Inc.	7,126,324
672	Valmont Industries Inc.	234,105
5,617	WillScot Holdings Corp.*	185,080

	Total Construction & Engineering	9,646,768

Electrical Equipment — 0.8%
1,004	Acuity Brands Inc.	298,319
7,630	AMETEK Inc.	1,444,359
25,264	Eaton Corp. PLC	7,410,436
18,831	Emerson Electric Co.	2,290,038
9,009	GE Vernova Inc.	3,019,637
1,944	Generac Holdings Inc.*	264,676
1,746	Hubbell Inc., Class B Shares	648,796
5,386	nVent Electric PLC	324,991
2,207	Regal Rexnord Corp.	285,586
19,407	Rockwell Automation Inc.	5,572,720
4,772	Sensata Technologies Holding PLC	137,672
11,842	Vertiv Holdings Co., Class A Shares	1,127,003

	Total Electrical Equipment	22,824,233

Ground Transportation — 1.1%
546	Avis Budget Group Inc.*	43,139
232,120	CSX Corp.	7,430,161
2,673	JB Hunt Transport Services Inc.	430,861
5,102	Knight-Swift Transportation Holdings Inc., Class A Shares	257,345
1,109	Landstar System Inc.	176,109
12,146	Lyft Inc., Class A Shares*	162,028
7,466	Norfolk Southern Corp.	1,834,769
6,407	Old Dominion Freight Line Inc.	1,130,835
1,313	Ryder System Inc.	215,949
870	Saia Inc.*	356,213
1,934	Schneider National Inc., Class B Shares	51,019
111,158	Uber Technologies Inc.*	8,449,120
219	U-Haul Holding Co.*	15,166
3,393	U-Haul Holding Co.-Non Voting	208,839
33,423	Union Pacific Corp.	8,245,120
3,728	XPO Inc.*	458,395

	Total Ground Transportation	29,465,068

Industrial Conglomerates — 0.5%
18,029	3M Co.	2,796,659
56,961	Honeywell International Inc.	12,126,427

	Total Industrial Conglomerates	14,923,086

Machinery — 1.7%
2,089	AGCO Corp.	202,570
2,850	Allison Transmission Holdings Inc.	289,988
34,167	Caterpillar Inc.	11,751,740
30,818	CNH Industrial NV	396,936
1,644	Crane Co.	267,956

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 9.9% — (continued)

Machinery — 1.7% — (continued)
4,513	Cummins Inc.	$1,661,596
8,333	Deere & Co.	4,006,423
3,841	Donaldson Co., Inc.	265,375
4,472	Dover Corp.	888,899
1,908	Esab Corp.	239,072
4,386	Flowserve Corp.	241,405
11,476	Fortive Corp.	912,801
7,777	Gates Industrial Corp. PLC*	168,294
5,454	Graco Inc.	474,880
2,470	IDEX Corp.	479,995
9,649	Illinois Tool Works Inc.	2,547,143
13,365	Ingersoll Rand Inc.	1,133,085
2,724	ITT Inc.	384,738
1,850	Lincoln Electric Holdings Inc.	382,376
1,736	Middleby Corp. (The)*	287,152
1,868	Nordson Corp.	392,822
2,153	Oshkosh Corp.	220,252
13,176	Otis Worldwide Corp.	1,314,701
16,991	PACCAR Inc.	1,822,115
17,553	Parker-Hannifin Corp.	11,734,356
5,384	Pentair PLC	507,173
927	RBC Bearings Inc.*	332,978
1,687	Snap-on Inc.	575,554
5,012	Stanley Black & Decker Inc.	433,688
2,107	Timken Co. (The)	170,667
3,315	Toro Co. (The)	265,896
5,705	Westinghouse Air Brake Technologies Corp.	1,057,479
8,267	Xylem Inc.	1,082,068

	Total Machinery	46,892,173

Marine Transportation — 0.0%@
1,857	Kirby Corp.*	193,537

Passenger Airlines — 0.4%
4,092	Alaska Air Group Inc.*	295,770
21,942	American Airlines Group Inc.*	314,868
132,546	Delta Air Lines Inc.	7,968,665
19,484	Southwest Airlines Co.	605,173
10,853	United Airlines Holdings Inc.*	1,018,120

	Total Passenger Airlines	10,202,596

Professional Services — 0.5%
3,904	Amentum Holdings Inc.*	76,675
13,583	Automatic Data Processing Inc.	4,281,090
4,176	Booz Allen Hamilton Holding Corp., Class A Shares	442,907
3,819	Broadridge Financial Solutions Inc.	921,219
720	CACI International Inc., Class A Shares*	241,092
12,941	Clarivate PLC*	55,517
1,491	Concentrix Corp.	67,334
4,789	Dayforce Inc.*	296,870
9,284	Dun & Bradstreet Holdings Inc.	84,206
4,197	Equifax Inc.	1,029,104
1,147	FTI Consulting Inc.*	189,943
5,704	Genpact Ltd.	303,567
4,065	Jacobs Solutions Inc.	520,767
4,350	KBR Inc.	213,281

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 9.9% — (continued)

Professional Services — 0.5% — (continued)
4,396	Leidos Holdings Inc.	$571,348
1,598	ManpowerGroup Inc.	92,093
1,413	Parsons Corp.*	82,265
10,623	Paychex Inc.	1,611,190
1,654	Paycom Software Inc.	363,003
2,122	Paycor HCM Inc.*	47,384
1,429	Paylocity Holding Corp.*	291,930
3,185	Robert Half Inc.	188,202
1,556	Science Applications International Corp.	153,717
7,008	SS&C Technologies Holdings Inc.	624,062
6,328	TransUnion	584,897
4,645	Verisk Analytics Inc., Class A Shares	1,379,147

	Total Professional Services	14,712,810

Trading Companies & Distributors — 0.4%
3,483	Air Lease Corp., Class A Shares	166,905
6,256	Core & Main Inc., Class A Shares*	319,119
18,919	Fastenal Co.	1,432,736
6,598	Ferguson Enterprises Inc.	1,171,145
1,373	MSC Industrial Direct Co., Inc., Class A Shares	110,334
1,454	SiteOne Landscape Supply Inc.*	183,655
2,167	United Rentals Inc.	1,391,907
1,306	Watsco Inc.	658,655
1,351	WESCO International Inc.	243,815
5,166	WW Grainger Inc.	5,275,571

	Total Trading Companies & Distributors	10,953,842

	TOTAL INDUSTRIALS	278,488,189

INFORMATION TECHNOLOGY — 24.9%

Communications Equipment — 1.1%
34,047	Arista Networks Inc.*	3,168,073
4,693	Ciena Corp.*	373,422
258,440	Cisco Systems Inc.	16,568,588
1,929	F5 Inc.*	564,098
10,620	Juniper Networks Inc.	384,444
2,233	Lumentum Holdings Inc.*	157,047
19,835	Motorola Solutions Inc.	8,731,764
142	Ubiquiti Inc.	48,520

	Total Communications Equipment	29,995,956

Electronic Equipment, Instruments & Components — 0.4%
64,149	Amphenol Corp., Class A Shares	4,272,323
1,644	Arrow Electronics Inc.*	177,667
2,736	Avnet Inc.	138,278
4,382	CDW Corp.	780,872
5,304	Cognex Corp.	173,971
4,311	Coherent Corp.*	324,144
25,352	Corning Inc.	1,271,403
1,535	Crane NXT Co.	85,684
898	Ingram Micro Holding Corp.*	19,361
1,005	IPG Photonics Corp.*	58,481
3,877	Jabil Inc.	600,625
5,683	Keysight Technologies Inc.*	906,609
764	Littelfuse Inc.	177,332
3,182	TD SYNNEX Corp.	437,493

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 24.9% — (continued)

Electronic Equipment, Instruments & Components — 0.4% — (continued)
1,510	Teledyne Technologies Inc.*	$777,680
8,005	Trimble Inc.*	576,200
4,811	Vontier Corp.	179,691
1,668	Zebra Technologies Corp., Class A Shares*	525,503

	Total Electronic Equipment, Instruments & Components	11,483,317

IT Services — 1.1%
29,251	Accenture PLC, Class A Shares	10,193,973
4,910	Akamai Technologies Inc.*	396,139
3,652	Amdocs Ltd.	318,637
9,905	Cloudflare Inc., Class A Shares*	1,439,197
16,443	Cognizant Technology Solutions Corp., Class A Shares	1,370,195
6,133	DXC Technology Co.*	112,663
1,756	EPAM Systems Inc.*	361,982
6,665	Gartner Inc.*	3,321,303
1,371	Globant SA*	206,377
4,611	GoDaddy Inc., Class A Shares*	827,674
30,315	International Business Machines Corp.	7,652,719
7,536	Kyndryl Holdings Inc.*	286,971
2,365	MongoDB Inc., Class A Shares*	632,472
5,321	Okta Inc., Class A Shares*	481,497
10,444	Snowflake Inc., Class A Shares*	1,849,632
5,400	Twilio Inc., Class A Shares*	647,622
2,755	VeriSign Inc.*	655,359

	Total IT Services	30,754,412

Semiconductors & Semiconductor Equipment — 7.9%
53,196	Advanced Micro Devices Inc.*	5,312,153
7,622	Allegro MicroSystems Inc.*	169,971
3,481	Amkor Technology Inc.	73,449
16,384	Analog Devices Inc.	3,769,303
27,492	Applied Materials Inc.	4,345,660
4,605	ASML Holding NV, Class REG Shares, ADR	3,265,313
3,554	Astera Labs Inc.*	264,240
211,435	Broadcom Inc.	42,166,482
1,641	Cirrus Logic Inc.*	171,009
4,131	Enphase Energy Inc.*	236,830
4,910	Entegris Inc.	496,990
3,477	First Solar Inc.*	473,498
2,926	GLOBALFOUNDRIES Inc.*	113,441
140,140	Intel Corp.	3,325,522
4,454	KLA Corp.	3,157,173
42,615	Lam Research Corp.	3,270,275
4,317	Lattice Semiconductor Corp.*	269,122
1,723	MACOM Technology Solutions Holdings Inc.*	199,282
28,174	Marvell Technology Inc.	2,586,937
17,295	Microchip Technology Inc.	1,017,984
87,066	Micron Technology Inc.	8,151,990
2,122	MKS Instruments Inc.	194,842
1,562	Monolithic Power Systems Inc.	954,398
942,006	NVIDIA Corp.	117,675,389
48,585	ON Semiconductor Corp.*	2,285,924
1,617	Onto Innovation Inc.*	235,532
3,094	Qorvo Inc.*	224,903
36,902	QUALCOMM Inc.	5,799,887
5,238	Skyworks Solutions Inc.	349,165

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 24.9% — (continued)

Semiconductors & Semiconductor Equipment — 7.9% — (continued)
20,381	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$3,679,382
5,093	Teradyne Inc.	559,517
30,078	Texas Instruments Inc.	5,894,987
1,540	Universal Display Corp.	236,575
3,946	Wolfspeed Inc.*(b)	22,808

	Total Semiconductors & Semiconductor Equipment	220,949,933

Software — 9.8%
19,004	Adobe Inc.*	8,334,394
2,845	ANSYS Inc.*	948,096
679	Appfolio Inc., Class A Shares*	145,646
8,621	AppLovin Corp., Class A Shares*	2,808,205
895	Aspen Technology Inc.*	237,399
5,258	Atlassian Corp., Class A Shares*	1,494,639
7,117	Autodesk Inc.*	1,951,553
4,327	Bentley Systems Inc., Class B Shares	189,955
3,247	BILL Holdings Inc.*	179,234
47,169	Cadence Design Systems Inc.*	11,815,835
14,743	CCC Intelligent Solutions Holdings Inc.*	150,231
8,073	Confluent Inc., Class A Shares*	256,237
559	Constellation Software Inc.	1,924,078
7,567	Crowdstrike Holdings Inc., Class A Shares*	2,948,557
9,874	Datadog Inc., Class A Shares*	1,150,815
6,625	DocuSign Inc., Class A Shares*	551,001
1,764	Dolby Laboratories Inc., Class A Shares	143,960
4,262	DoubleVerify Holdings Inc.*	59,242
8,161	Dropbox Inc., Class A Shares*	212,023
10,480	Dynatrace Inc.*	599,980
2,861	Elastic NV*	332,906
785	Fair Isaac Corp.*	1,480,785
2,137	Five9 Inc.*	77,359
20,849	Fortinet Inc.*	2,251,901
17,882	Gen Digital Inc.	488,715
5,397	Gitlab Inc., Class A Shares*	324,953
2,690	Guidewire Software Inc.*	541,551
1,618	HubSpot Inc.*	1,171,416
2,632	Informatica Inc., Class A Shares*	50,429
15,530	Intuit Inc.	9,532,935
1,997	Manhattan Associates Inc.*	353,229
365,683	Microsoft Corp.	145,172,494
5,412	MicroStrategy Inc., Class A Shares*	1,382,387
2,741	nCino Inc.*	85,821
8,225	Nutanix Inc., Class A Shares*	632,420
83,679	Oracle Corp.	13,895,735
66,460	Palantir Technologies Inc., Class A Shares*	5,643,783
50,254	Palo Alto Networks Inc.*	9,569,869
1,454	Pegasystems Inc.	114,154
4,460	Procore Technologies Inc.*	341,056
3,861	PTC Inc.*	631,775
2,788	RingCentral Inc., Class A Shares*	79,319
17,999	Roper Technologies Inc.	10,520,416
48,574	Salesforce Inc.	14,467,766
8,961	SentinelOne Inc., Class A Shares*	184,865
6,785	ServiceNow Inc.*	6,308,422
10,197	Synopsys Inc.*	4,662,884

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 24.9% — (continued)

Software — 9.8% — (continued)
3,069	Teradata Corp.*	$73,165
1,383	Tyler Technologies Inc.*	841,459
14,478	UiPath Inc., Class A Shares*	178,079
9,430	Unity Software Inc.*	241,785
21,353	Workday Inc., Class A Shares*	5,623,099
8,599	Zoom Communications Inc., Class A Shares*	633,746
3,369	Zscaler Inc.*	661,099

	Total Software	274,652,857

Technology Hardware, Storage & Peripherals — 4.6%
514,873	Apple Inc.	124,516,887
8,907	Dell Technologies Inc., Class C Shares	915,283
42,317	Hewlett Packard Enterprise Co.	838,300
31,899	HP Inc.	984,722
6,720	NetApp Inc.	670,723
11,472	Pure Storage Inc., Class A Shares*	601,936
3,785	Sandisk Corp.*	177,327
16,158	Super Micro Computer Inc.*(b)	669,911
11,357	Western Digital Corp.*	555,698

	Total Technology Hardware, Storage & Peripherals	129,930,787

	TOTAL INFORMATION TECHNOLOGY	697,767,262

MATERIALS — 2.6%

Chemicals — 1.6%
24,588	Air Products & Chemicals Inc.	7,773,496
3,825	Albemarle Corp.	294,640
1,606	Ashland Inc.	97,677
7,254	Axalta Coating Systems Ltd.*	262,667
3,459	Celanese Corp., Class A Shares	176,202
5,973	CF Industries Holdings Inc.	483,932
4,492	Chemours Co. (The)	67,155
23,112	Corteva Inc.	1,455,594
22,955	Dow Inc.	874,815
71,946	DuPont de Nemours Inc.	5,883,024
3,897	Eastman Chemical Co.	381,321
8,212	Ecolab Inc.	2,209,110
7,459	Element Solutions Inc.	194,755
4,165	FMC Corp.	153,689
5,197	Huntsman Corp.	87,985
8,339	International Flavors & Fragrances Inc.	682,214
25,990	Linde PLC	12,138,630
8,490	LyondellBasell Industries NV, Class A Shares	652,287
10,287	Mosaic Co. (The)	246,065
204	NewMarket Corp.	116,302
3,709	Olin Corp.	94,172
7,622	PPG Industries Inc.	862,963
4,145	RPM International Inc.	513,524
1,413	Scotts Miracle-Gro Co. (The)	82,759
23,232	Sherwin-Williams Co. (The)	8,416,257
997	Westlake Corp.	111,963

	Total Chemicals	44,313,198

Construction Materials — 0.4%
22,697	CRH PLC	2,326,897
1,091	Eagle Materials Inc.	246,795

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 2.6% — (continued)

Construction Materials — 0.4% — (continued)
12,929	Martin Marietta Materials Inc.	$6,246,517
16,762	Vulcan Materials Co.	4,145,410

	Total Construction Materials	12,965,619

Containers & Packaging — 0.2%
46,903	Amcor PLC(b)	474,658
2,178	AptarGroup Inc.	319,622
2,613	Avery Dennison Corp.	491,166
10,011	Ball Corp.	527,480
3,729	Berry Global Group Inc.	269,122
3,813	Crown Holdings Inc.	341,759
9,683	Graphic Packaging Holding Co.	258,342
17,203	International Paper Co.	969,389
2,891	Packaging Corp. of America	616,043
3,841	Sealed Air Corp.	131,285
2,654	Silgan Holdings Inc.	144,139
18,358	Smurfit WestRock PLC	955,901
3,127	Sonoco Products Co.	149,533

	Total Containers & Packaging	5,648,439

Metals & Mining — 0.4%
7,944	Alcoa Corp.	264,138
4,113	ATI Inc.*	239,212
15,866	Cleveland-Cliffs Inc.*	171,987
155,339	Freeport-McMoRan Inc.	5,733,562
4,152	MP Materials Corp.*	99,690
37,655	Newmont Corp.	1,613,140
7,818	Nucor Corp.	1,074,740
1,862	Reliance Inc.	553,312
2,094	Royal Gold Inc.	307,818
2,864	Southern Copper Corp.	254,696
4,729	Steel Dynamics Inc.	638,746
7,062	United States Steel Corp.	284,034

	Total Metals & Mining	11,235,075

Paper & Forest Products — 0.0%@
2,003	Louisiana-Pacific Corp.	199,639

	TOTAL MATERIALS	74,361,970

REAL ESTATE — 2.6%

Diversified REITs — 0.0%@
7,098	WP Carey Inc.	455,763

Health Care REITs — 0.2%
5,649	Alexandria Real Estate Equities Inc.	577,667
12,028	Healthcare Realty Trust Inc., Class A Shares	206,040
22,820	Healthpeak Properties Inc.	466,897
18,784	Medical Properties Trust Inc.(b)	110,826
8,865	Omega Healthcare Investors Inc.	326,586
13,758	Ventas Inc.	951,778
20,390	Welltower Inc.	3,130,069

	Total Health Care REITs	5,769,863

Hotel & Resort REITs — 0.0%@
22,781	Host Hotels & Resorts Inc.	367,457
6,032	Park Hotels & Resorts Inc.	74,073

	Total Hotel & Resort REITs	441,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 2.6% — (continued)

Industrial REITs — 0.4%
9,060	Americold Realty Trust Inc.	$207,746
1,577	EastGroup Properties Inc.	288,354
4,419	First Industrial Realty Trust Inc.	252,237
2,986	Lineage Inc.	179,906
72,283	Prologis Inc.	8,957,309
7,236	Rexford Industrial Realty Inc.	298,992
6,062	STAG Industrial Inc.	218,111

	Total Industrial REITs	10,402,655

Office REITs — 0.1%
5,200	BXP Inc.	368,836
5,298	Cousins Properties Inc.	160,688
3,477	Highwoods Properties Inc.	101,285
3,651	Kilroy Realty Corp.	130,341
5,842	Vornado Realty Trust	245,598

	Total Office REITs	1,006,748

Real Estate Management & Development — 0.3%
10,107	CBRE Group Inc., Class A Shares*	1,434,588
89,101	CoStar Group Inc.*	6,793,951
1,100	Howard Hughes Holdings Inc.*	87,120
1,567	Jones Lang LaSalle Inc.*	426,052
276	Seaport Entertainment Group Inc.*	6,464
1,491	Zillow Group Inc., Class A Shares*	110,915
4,993	Zillow Group Inc., Class C Shares*	382,763

	Total Real Estate Management & Development	9,241,853

Residential REITs — 0.3%
11,010	American Homes 4 Rent, Class A Shares	407,480
4,711	AvalonBay Communities Inc.	1,065,534
3,414	Camden Property Trust	423,541
46,417	Equity LifeStyle Properties Inc.	3,183,278
12,319	Equity Residential	913,700
2,082	Essex Property Trust Inc.	648,689
19,957	Invitation Homes Inc.	678,738
3,787	Mid-America Apartment Communities Inc.	636,670
4,022	Sun Communities Inc.	547,595
10,790	UDR Inc.	487,492

	Total Residential REITs	8,992,717

Retail REITs — 0.2%
3,512	Agree Realty Corp.	259,186
9,891	Brixmor Property Group Inc.	276,552
2,775	Federal Realty Investment Trust	292,540
21,481	Kimco Realty Corp.	474,730
5,945	NNN REIT Inc.	252,365
28,790	Realty Income Corp.	1,641,894
5,994	Regency Centers Corp.	459,740
10,687	Simon Property Group Inc.	1,988,744

	Total Retail REITs	5,645,751

Specialized REITs — 1.1%
41,118	American Tower Corp.	8,454,683
14,384	Crown Castle Inc.	1,353,534
7,504	CubeSmart	309,765
10,893	Digital Realty Trust Inc.	1,702,794

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 2.6% — (continued)

Specialized REITs — 1.1% — (continued)
2,452	EPR Properties	$130,128
6,051	Equinix Inc.	5,473,856
6,940	Extra Space Storage Inc.	1,058,766
8,493	Gaming and Leisure Properties Inc.	425,924
9,495	Iron Mountain Inc.	884,649
2,884	Lamar Advertising Co., Class A Shares	358,279
4,085	Millrose Properties Inc.*	93,383
2,458	National Storage Affiliates Trust	94,928
21,824	Public Storage	6,626,203
5,193	Rayonier Inc.	137,563
3,500	SBA Communications Corp., Class A Shares	762,650
34,001	VICI Properties Inc., Class A Shares	1,104,693
23,773	Weyerhaeuser Co.	715,567

	Total Specialized REITs	29,687,365

	TOTAL REAL ESTATE	71,644,245

UTILITIES — 2.0%

Electric Utilities — 1.4%
8,356	Alliant Energy Corp.	539,213
17,422	American Electric Power Co., Inc.	1,847,603
10,404	Constellation Energy Corp.	2,606,670
96,506	Duke Energy Corp.	11,338,490
12,407	Edison International	675,437
14,129	Entergy Corp.	1,233,603
7,319	Evergy Inc.	504,352
11,770	Eversource Energy	741,628
33,063	Exelon Corp.	1,461,385
19,746	FirstEnergy Corp.	765,552
1,746	IDACORP Inc.	205,871
146,437	NextEra Energy Inc.	10,275,484
6,960	NRG Energy Inc.	735,741
6,590	OGE Energy Corp.	304,985
69,826	PG&E Corp.	1,140,957
3,800	Pinnacle West Capital Corp.	351,652
24,086	PPL Corp.	848,068
36,011	Southern Co. (The)	3,233,428
18,896	Xcel Energy Inc.	1,362,402

	Total Electric Utilities	40,172,521

Gas Utilities — 0.1%
5,088	Atmos Energy Corp.	774,038
6,551	MDU Resources Group Inc.	113,005
2,890	National Fuel Gas Co.	217,328
7,065	UGI Corp.	241,340

	Total Gas Utilities	1,345,711

Independent Power & Renewable Electricity Producers — 0.1%
23,125	AES Corp. (The)	268,019
4,186	Brookfield Renewable Corp.	116,580
845	Clearway Energy Inc., Class A Shares	22,358
2,355	Clearway Energy Inc., Class C Shares	65,987
11,236	Vistra Corp.	1,501,804

	Total Independent Power & Renewable Electricity Producers	1,974,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units		Security	Value

UTILITIES — 2.0% — (continued)

Multi-Utilities — 0.4%
8,677		Ameren Corp.	$881,236
21,223		CenterPoint Energy Inc.	729,647
9,706		CMS Energy Corp.	709,023
11,296		Consolidated Edison Inc.	1,146,770
27,684		Dominion Energy Inc.	1,567,468
6,742		DTE Energy Co.	901,405
16,703		NiSource Inc.	681,650
16,484		Public Service Enterprise Group Inc.	1,337,677
20,928		Sempra	1,497,817
10,315		WEC Energy Group Inc.	1,100,507

		Total Multi-Utilities	10,553,200

Water Utilities — 0.0%@
6,361		American Water Works Co., Inc.	864,905
8,211		Essential Utilities Inc.	311,854

		Total Water Utilities	1,176,759

		TOTAL UTILITIES	55,222,939

		TOTAL COMMON STOCKS (Cost — $1,484,617,131)	2,753,310,266

Face Amount†

SHORT-TERM INVESTMENTS (d) — 1.8%

MONEY MARKET FUND — 0.1%
$2,943,298		Invesco STIT — Government & Agency Portfolio, Institutional Class, 4.235%(e) (Cost — $2,943,298)	2,943,298

TIME DEPOSITS — 1.7%
13,019,790		ANZ National Bank — London, 3.680% due 3/3/25	13,019,790
37,422	CAD	BNP Paribas — Paris, 1.830% due 3/3/25	25,862
11,186,271		Citibank — New York, 3.680% due 3/3/25	11,186,271
22,455,242		JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	22,455,242

		TOTAL TIME DEPOSITS (Cost — $46,687,165)	46,687,165

		TOTAL SHORT-TERM INVESTMENTS (Cost — $49,630,463)	49,630,463

		TOTAL INVESTMENTS — 100.0% (Cost — $1,534,247,594)	2,802,940,729

		Other Assets in Excess of Liabilities — 0.0%	344,771

		TOTAL NET ASSETS — 100.0%	$2,803,285,500

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Affiliated security (See Note 2). As of February 28, 2025, total cost and total value of affiliated security amounted to $1,639,353 and $5,105,967, respectively.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.7%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

At February 28, 2025, for Morgan Stanley Pathway Large Cap Equity ETF the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Large Cap Equity ETF	$1,534,247,594	$1,296,845,973	$(28,100,113)	$1,268,745,860

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	24.9%
Financials	17.0
Health Care	11.5
Consumer Discretionary	10.2
Industrials	9.9
Communication Services	9.3
Consumer Staples	4.9
Energy	3.3
Materials	2.7
Real Estate	2.6
Utilities	2.0
Short-Term Investments	1.7

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2025, Morgan Stanley Pathway Large Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index Futures	44	3/25	$13,062,805	$13,119,150	$56,345
S&P MidCap 400 E-mini Index Futures	3	3/25	933,530	929,910	(3,620)

					$52,725

At February 28, 2025, Morgan Stanley Pathway Large Cap Equity ETF had deposited cash of $521,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMON STOCKS — 96.7%

COMMUNICATION SERVICES — 2.5%

Diversified Telecommunication Services — 0.2%
368	Anterix Inc.*	$14,352
5,047	AST SpaceMobile Inc., Class A Shares*	136,824
382	ATN International Inc.	6,601
997	Bandwidth Inc., Class A Shares*	15,922
1,713	Cogent Communications Holdings Inc.	125,169
9,711	Frontier Communications Parent Inc.*	349,499
5,412	GCI Liberty Inc.*#	—
1,828	Globalstar Inc.*	39,466
574	IDT Corp., Class B Shares	27,873
4,287	Iridium Communications Inc.	135,298
6,361	Liberty Global Ltd., Class A Shares*	73,533
5,780	Liberty Global Ltd., Class C Shares*	69,996
2,029	Liberty Latin America Ltd., Class A Shares*	13,736
4,976	Liberty Latin America Ltd., Class C Shares*	33,389
38,548	Lumen Technologies Inc.*	181,947
1,859	Shenandoah Telecommunications Co.	20,096

	Total Diversified Telecommunication Services	1,243,701

Entertainment — 0.5%
12,753	AMC Entertainment Holdings Inc., Class A Shares*	42,085
409	Atlanta Braves Holdings Inc., Class A Shares*	18,049
1,858	Atlanta Braves Holdings Inc., Class C Shares*	75,007
4,174	Cinemark Holdings Inc.*	106,896
2,993	Eventbrite Inc., Class A Shares*	7,303
1,617	IMAX Corp.*	41,395
762	Liberty Media Corp.-Liberty Live, Class A Shares*	54,498
1,779	Liberty Media Corp.-Liberty Live, Class C Shares*	130,525
2,409	Lions Gate Entertainment Corp., Class A Shares*	24,018
131,553	Lions Gate Entertainment Corp., Class B Shares*	1,158,982
4,278	LiveOne Inc.*	3,313
1,455	Madison Square Garden Entertainment Corp., Class A Shares*	50,241
734	Madison Square Garden Sports Corp., Class A Shares*	149,509
924	Marcus Corp. (The)	16,946
3,300	Playstudios Inc.*	5,379
2,726	Playtika Holding Corp.	14,393
697	Reservoir Media Inc.*	5,458
4,930	Roku Inc., Class A Shares*	411,704
1,006	Sphere Entertainment Co.*	43,892
3,076	TKO Group Holdings Inc., Class A Shares*	463,369
2,830	Vivid Seats Inc., Class A Shares*	11,716

	Total Entertainment	2,834,678

Interactive Media & Services — 0.3%
3,543	Bumble Inc., Class A Shares*	18,424
3,467	Cargurus Inc., Class A Shares*	111,603
2,485	Cars.com Inc.*	32,802
1,212	EverQuote Inc., Class A Shares*	32,578
12,231	fuboTV Inc.*	37,060
3,599	Getty Images Holdings Inc.*(a)	7,702
968	Grindr Inc.*	17,763
2,894	IAC Inc.*	133,761
9,863	Match Group Inc.	312,756
1,244	MediaAlpha Inc., Class A Shares*	11,557
7,146	Nextdoor Holdings Inc.*	12,648

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.5% — (continued)

Interactive Media & Services — 0.3% — (continued)
1,421	Outbrain Inc.*	$7,041
2,007	QuinStreet Inc.*	39,297
947	Shutterstock Inc.	20,351
4,085	TripAdvisor Inc.*	60,458
3,373	TrueCar Inc.*	7,859
2,843	Trump Media & Technology Group Corp.*	68,516
5,559	Vimeo Inc.*	32,742
654	Webtoon Entertainment Inc.*	5,912
2,443	Yelp Inc., Class A Shares*	83,819
1,812	Ziff Davis Inc.*	74,401
2,653	ZipRecruiter Inc., Class A Shares*	14,857
12,295	ZoomInfo Technologies Inc., Class A Shares*	143,360

	Total Interactive Media & Services	1,287,267

Media — 1.5%
3,912	Advantage Solutions Inc.*	9,819
1,217	AMC Networks Inc., Class A Shares*	8,884
862	Boston Omaha Corp., Class A Shares*	12,275
212	Cable One Inc.	55,158
1,317	Cardlytics Inc.*	3,464
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	17,363
107,536	Criteo SA, ADR*	4,173,472
4,584	EchoStar Corp., Class A Shares*	143,158
2,331	Entravision Communications Corp., Class A Shares	5,198
2,008	EW Scripps Co. (The), Class A Shares*	3,253
711	Gambling.com Group Ltd.*	10,110
5,461	Gannett Co., Inc.*	22,063
3,030	Gray Media Inc.	11,393
584	Ibotta Inc., Class A Shares*	19,500
4,494	iHeartMedia Inc., Class A Shares*	7,954
2,592	Integral Ad Science Holding Corp.*	27,268
14,566	Interpublic Group of Cos., Inc. (The)	399,108
1,533	John Wiley & Sons Inc., Class A Shares	61,136
649	Liberty Broadband Corp., Class A Shares*	52,913
4,317	Liberty Broadband Corp., Class C Shares*	355,117
4,740	Magnite Inc.*	74,750
2,565	National CineMedia Inc.*	17,160
6,218	New York Times Co. (The), Class A Shares	299,024
14,719	News Corp., Class A Shares	421,258
4,731	News Corp., Class B Shares	152,717
7,419	Nexstar Media Group Inc., Class A Shares	1,254,924
719	Paramount Global, Class A Shares	16,285
22,640	Paramount Global, Class B Shares(a)	257,190
1,595	PubMatic Inc., Class A Shares*	16,955
869	Scholastic Corp.	19,022
1,262	Sinclair Inc.	18,324
3,247	Stagwell Inc., Class A Shares*	21,073
978	TechTarget Inc.*	14,347
6,746	TEGNA Inc.	122,777
1,624	Thryv Holdings Inc.*	27,998
506	Townsquare Media Inc., Class A Shares	4,321
2,259	WideOpenWest Inc.*	11,137

	Total Media	8,147,868

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.5% — (continued)

Wireless Telecommunication Services — 0.0%@
2,307	Gogo Inc.*	$16,910
602	Spok Holdings Inc.	10,144
3,790	Telephone & Data Systems Inc.	136,819

	Total Wireless Telecommunication Services	163,873

	TOTAL COMMUNICATION SERVICES	13,677,387

CONSUMER DISCRETIONARY — 10.7%

Automobile Components — 0.8%
69,550	Adient PLC*	1,100,976
4,445	American Axle & Manufacturing Holdings Inc.*	22,047
53,352	BorgWarner Inc.	1,588,289
593	Cooper-Standard Holdings Inc.*	8,978
4,925	Dana Inc.	73,235
991	Dorman Products Inc.*	130,277
1,584	Fox Factory Holding Corp.*	43,924
9,086	Gentex Corp.	220,972
1,164	Gentherm Inc.*	38,505
11,537	Goodyear Tire & Rubber Co. (The)*	109,025
2,083	Holley Inc.*	5,666
946	LCI Industries	98,214
4,657	Lear Corp.	437,711
1,084	Luminar Technologies Inc., Class A Shares*(a)	5,637
1,971	Modine Manufacturing Co.*	166,668
1,242	Patrick Industries Inc.	112,525
1,733	Phinia Inc.	85,454
14,959	QuantumScape Corp., Class A Shares*(a)	70,158
5,627	Solid Power Inc.*	6,921
836	Standard Motor Products Inc.	23,851
946	Stoneridge Inc.*	5,317
1,044	Visteon Corp.*	90,536
943	XPEL Inc.*	31,524

	Total Automobile Components	4,476,410

Automobiles — 0.2%
4,525	Harley-Davidson Inc.	116,564
774	Livewire Group Inc.*	1,780
40,194	Lucid Group Inc., Class A Shares*(a)	89,231
32,247	Rivian Automotive Inc., Class A Shares*(a)	381,804
2,008	Thor Industries Inc.	199,575
1,070	Winnebago Industries Inc.	43,239

	Total Automobiles	832,193

Broadline Retail — 0.1%
1,462	1stdibs.com Inc.*	5,380
116	Dillard’s Inc., Class A Shares	45,135
4,314	Etsy Inc.*	220,834
849	Groupon Inc., Class A Shares*	9,441
4,254	Kohl’s Corp.(a)	48,538
10,941	Macy’s Inc.	157,003
3,852	Nordstrom Inc.	93,565
2,329	Ollie’s Bargain Outlet Holdings Inc.*	241,075
946	Savers Value Village Inc.*	7,076

	Total Broadline Retail	828,047

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.7% — (continued)

Distributors — 0.1%
652	A-Mark Precious Metals Inc.	$17,721
869	GigaCloud Technology Inc., Class A Shares*	14,712
1,442	Pool Corp.	500,374
209	Weyco Group Inc.	7,269

	Total Distributors	540,076

Diversified Consumer Services — 0.8%
190,701	ADT Inc.	1,561,841
1,490	Adtalem Global Education Inc.*	152,442
581	American Public Education Inc.*	12,294
2,229	Bright Horizons Family Solutions Inc.*	289,012
504	Carriage Services Inc., Class A Shares	20,216
4,181	Chegg Inc.*	4,557
5,141	Coursera Inc.*	40,717
1,438	Duolingo Inc., Class A Shares*	448,757
1,392	European Wax Center Inc., Class A Shares*	9,048
3,011	Frontdoor Inc.*	136,940
122	Graham Holdings Co., Class B Shares	120,020
1,118	Grand Canyon Education Inc.*	201,039
5,367	H&R Block Inc.	292,555
1,046	KinderCare Learning Cos Inc.*	20,355
5,042	Laureate Education Inc., Class A Shares*	100,538
914	Lincoln Educational Services Corp.*	16,772
3,462	Mister Car Wash Inc.*	29,392
2,768	Nerdy Inc.*	4,207
3,816	OneSpaWorld Holdings Ltd.	72,809
2,218	Perdoceo Education Corp.	56,781
5,484	Service Corp. International	444,204
859	Strategic Education Inc.	69,175
1,628	Stride Inc.*	222,710
3,512	Udemy Inc.*	33,856
1,498	Universal Technical Institute Inc.*	42,304

	Total Diversified Consumer Services	4,402,541

Hotels, Restaurants & Leisure — 3.0%
1,856	Accel Entertainment Inc., Class A Shares*	19,989
10,128	Aramark	375,242
26	Biglari Holdings Inc., Class B Shares*	6,373
711	BJ’s Restaurants Inc.*	27,110
2,968	Bloomin’ Brands Inc.	27,840
2,517	Boyd Gaming Corp.	191,946
17,819	Brinker International Inc.*	2,937,106
8,264	Caesars Entertainment Inc.*	274,530
2,955	Cava Group Inc.*	280,814
1,965	Cheesecake Factory Inc. (The)	106,169
1,058	Choice Hotels International Inc.(a)	151,601
12,047	Churchill Downs Inc.	1,427,569
834	Cracker Barrel Old Country Store Inc.	37,772
1,210	Dave & Buster’s Entertainment Inc.*	25,277
1,906	Denny’s Corp.*	9,473
2,270	Despegar.com Corp.*	43,629
15,492	Dine Brands Global Inc.	388,539
4,192	Dutch Bros Inc., Class A Shares*	331,839
962	El Pollo Loco Holdings Inc.*	10,847
2,900	Everi Holdings Inc.*	39,933
1,056	First Watch Restaurant Group Inc.*	22,514

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.7% — (continued)

Hotels, Restaurants & Leisure — 3.0% — (continued)
1,323	Full House Resorts Inc.*	$6,364
66,967	Genius Sports Ltd.*	581,274
4,701	Global Business Travel Group I*	39,065
752	Golden Entertainment Inc.	23,380
2,891	Hilton Grand Vacations Inc.*	124,024
1,575	Hyatt Hotels Corp., Class A Shares(a)	221,996
771	Inspired Entertainment Inc.*	8,311
138,181	International Game Technology PLC	2,449,949
736	Jack in the Box Inc.	28,292
3,158	Krispy Kreme Inc.	19,611
232	Kura Sushi USA Inc., Class A Shares*	14,430
2,556	Life Time Group Holdings Inc.*	77,856
3,464	Light & Wonder Inc., Class A Shares*	386,167
1,374	Lindblad Expeditions Holdings Inc.*	15,348
1,362	Marriott Vacations Worldwide Corp.	102,749
472	Monarch Casino & Resort Inc.	43,226
79	Nathan’s Famous Inc.	8,051
16,968	Norwegian Cruise Line Holdings Ltd.*	385,513
1,294	Papa John’s International Inc.	58,683
5,717	Penn Entertainment Inc.*	122,973
3,269	Planet Fitness Inc., Class A Shares*	302,546
1,458	PlayAGS Inc.*	17,671
2,153	Portillo’s Inc., Class A Shares*	30,077
1,154	Potbelly Corp.*	14,713
318	RCI Hospitality Holdings Inc.	15,827
1,866	Red Rock Resorts Inc., Class A Shares	93,244
2,896	Rush Street Interactive Inc.*	33,767
14,798	Sabre Corp.*	61,116
1,432	Shake Shack Inc., Class A Shares*	155,515
3,509	Six Flags Entertainment Corp.	154,291
6,048	Super Group SGHC Ltd.	45,420
4,028	Sweetgreen Inc., Class A Shares*	91,677
1,370	Target Hospitality Corp.*	7,686
10,496	Texas Roadhouse Inc., Class A Shares	1,932,209
2,717	Travel + Leisure Co.	151,663
12,820	United Parks & Resorts Inc.*	647,410
1,490	Vail Resorts Inc.	236,895
6,742	Wendy’s Co. (The)	104,501
1,147	Wingstop Inc.	269,293
2,967	Wyndham Hotels & Resorts Inc.	321,415
3,985	Wynn Resorts Ltd.	355,940
901	Xponential Fitness Inc., Class A Shares*	11,902

	Total Hotels, Restaurants & Leisure	16,508,152

Household Durables — 1.1%
1,089	Beazer Homes USA Inc.*	24,285
316	Cavco Industries Inc.*	165,751
1,065	Century Communities Inc.	73,943
2,095	Champion Homes Inc.*	214,738
1,709	Cricut Inc., Class A Shares	9,229
1,046	Dream Finders Homes Inc., Class A Shares*	25,010
824	Ethan Allen Interiors Inc.	23,484
214	Flexsteel Industries Inc.	9,628
4,982	GoPro Inc., Class A Shares*	3,719
1,166	Green Brick Partners Inc.*	69,645

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.7% — (continued)

Household Durables — 1.1% — (continued)
417	Hamilton Beach Brands Holding Co., Class A Shares	$8,127
892	Helen of Troy Ltd.*	49,087
481	Hooker Furnishings Corp.	6,287
189	Hovnanian Enterprises Inc., Class A Shares*	19,223
941	Installed Building Products Inc.	161,287
1,016	iRobot Corp.*	7,386
2,579	KB Home	157,319
713	Landsea Homes Corp.*	5,077
1,637	La-Z-Boy Inc.	74,058
368	Legacy Housing Corp.*	9,086
5,021	Leggett & Platt Inc.	46,043
770	LGI Homes Inc.*	56,541
801	Lifetime Brands Inc.	3,997
551	Lovesac Co. (The)*	11,543
1,026	M/I Homes Inc.*	120,175
2,722	Meritage Homes Corp.	197,263
2,074	Mohawk Industries Inc.*	243,882
16,482	Newell Brands Inc.	105,814
2,551	SharkNinja Inc.*	268,085
25,080	Somnigroup International Inc.	1,602,110
4,658	Sonos Inc.*	61,579
11,814	Taylor Morrison Home Corp., Class A Shares*	728,215
3,889	Toll Brothers Inc.	434,168
1,165	TopBuild Corp.*	356,944
1,614	Traeger Inc.*	3,744
3,676	Tri Pointe Homes Inc.*	116,382
8,081	Whirlpool Corp.	822,565

	Total Household Durables	6,295,419

Leisure Products — 0.4%
1,078	Acushnet Holdings Corp.	69,315
4,531	AMMO Inc.*	7,250
18,961	Brunswick Corp.	1,153,777
970	Clarus Corp.	4,462
445	Escalade Inc.	6,777
1,150	Funko Inc., Class A Shares*	14,168
5,474	Hasbro Inc.	356,412
271	JAKKS Pacific Inc.*	7,339
182	Johnson Outdoors Inc., Class A Shares	4,896
1,748	Latham Group Inc.*	10,331
752	Malibu Boats Inc., Class A Shares*	25,102
338	Marine Products Corp.	2,907
691	MasterCraft Boat Holdings Inc.*	12,148
12,963	Mattel Inc.*	276,112
14,308	Peloton Interactive Inc., Class A Shares*	107,739
2,019	Polaris Inc.	90,693
1,808	Smith & Wesson Brands Inc.	19,635
579	Sturm Ruger & Co., Inc.	22,847
5,307	Topgolf Callaway Brands Corp.*	34,655
3,207	YETI Holdings Inc.*	114,297

	Total Leisure Products	2,340,862

Specialty Retail — 2.5%
932	1-800-Flowers.com Inc., Class A Shares*	6,431
20,635	Abercrombie & Fitch Co., Class A Shares*	2,125,199
2,745	Academy Sports & Outdoors Inc.	136,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.7% — (continued)

Specialty Retail — 2.5% — (continued)
2,264	Advance Auto Parts Inc.	$83,542
6,732	American Eagle Outfitters Inc.	88,122
370	America’s Car-Mart Inc.*	15,488
1,871	Arhaus Inc., Class A Shares	17,812
3,050	Arko Corp.	13,756
767	Asbury Automotive Group Inc.*	205,863
9,125	AutoNation Inc.*	1,664,126
5,855	BARK Inc.*	9,895
49,644	Bath & Body Works Inc.	1,798,602
2,025	Beyond Inc.*	12,940
1,158	Boot Barn Holdings Inc.*	141,774
1,150	Buckle Inc. (The)	46,057
469	Build-A-Bear Workshop Inc.	19,191
19,209	Caleres Inc.	310,417
2,265	Camping World Holdings Inc., Class A Shares	44,145
4,185	Carvana Co., Class A Shares*	975,524
307	Citi Trends Inc.*	7,561
1,844	Designer Brands Inc., Class A Shares	7,413
1,732	Destination XL Group Inc.*	3,966
2,196	Dick’s Sporting Goods Inc.	494,320
3,865	EVgo Inc., Class A Shares*	10,242
2,139	Five Below Inc.*	185,858
4,094	Floor & Decor Holdings Inc., Class A Shares*	395,603
3,144	Foot Locker Inc.*	54,454
15,180	GameStop Corp., Class A Shares*	380,107
8,059	Gap Inc. (The)	182,214
395	Genesco Inc.*	14,445
4,066	Group 1 Automotive Inc.	1,868,652
2,023	GrowGeneration Corp.*	2,306
560	Haverty Furniture Cos., Inc.	12,785
264	J Jill Inc.	6,257
617	Lands’ End Inc.*	7,268
6,917	Leslie’s Inc.*	7,194
1,014	Lithia Motors Inc., Class A Shares	349,262
808	MarineMax Inc.*	20,483
1,104	Monro Inc.	19,662
708	Murphy USA Inc.	332,222
2,938	National Vision Holdings Inc.*	37,342
19,448	ODP Corp. (The)*	302,611
338	OneWater Marine Inc., Class A Shares*	5,597
710	Penske Automotive Group Inc.	119,798
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	8,794
3,897	RealReal Inc. (The)*	26,578
1,515	Revolve Group Inc., Class A Shares*	40,238
570	RH*	183,580
3,894	Sally Beauty Holdings Inc.*	35,124
715	Shoe Carnival Inc.	15,830
1,611	Signet Jewelers Ltd.	84,288
800	Sleep Number Corp.*	11,256
556	Sonic Automotive Inc., Class A Shares	37,897
3,632	Stitch Fix Inc., Class A Shares*	17,179
3,143	ThredUp Inc., Class A Shares*	7,417
958	Tile Shop Holdings Inc.*	7,252
885	Tilly’s Inc., Class A Shares*	3,363

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.7% — (continued)

Specialty Retail — 2.5% — (continued)
1,045	Torrid Holdings Inc.*(a)	$6,270
2,013	Upbound Group Inc.	51,976
2,405	Urban Outfitters Inc.*	139,947
5,198	Valvoline Inc.*	191,702
2,962	Victoria’s Secret & Co.*	79,174
3,408	Warby Parker Inc., Class A Shares*	84,280
3,640	Wayfair Inc., Class A Shares*	143,962
105	Winmark Corp.	35,289
661	Zumiez Inc.*	9,426

	Total Specialty Retail	13,763,453

Textiles, Apparel & Luxury Goods — 1.7%
2,203	Amer Sports Inc.*	65,848
32,436	Birkenstock Holding PLC*	1,604,933
4,647	Capri Holdings Ltd.*	102,141
1,398	Carter’s Inc.	57,695
1,266	Columbia Sportswear Co.	109,939
14,666	Crocs Inc.*	1,460,294
4,676	Figs Inc., Class A Shares*	21,369
1,466	G-III Apparel Group Ltd.*	39,685
13,337	Hanesbrands Inc.*	80,422
2,100	Kontoor Brands Inc.	136,584
555	Movado Group Inc.	10,717
541	Oxford Industries Inc.	33,558
11,463	PVH Corp.	857,891
1,528	Ralph Lauren Corp., Class A Shares	414,302
279	Rocky Brands Inc.	5,675
5,097	Skechers USA Inc., Class A Shares*	310,866
2,755	Steven Madden Ltd.	90,336
481	Superior Group of Cos., Inc.	6,874
36,744	Tapestry Inc.	3,138,672
7,286	Under Armour Inc., Class A Shares*	49,618
87,813	Under Armour Inc., Class C Shares*	557,613
13,714	V.F. Corp.	341,890
954	Vera Bradley Inc.*	3,129
3,319	Wolverine World Wide Inc.	49,088

	Total Textiles, Apparel & Luxury Goods	9,549,139

	TOTAL CONSUMER DISCRETIONARY	59,536,292

CONSUMER STAPLES — 2.5%

Beverages — 0.2%
335	Boston Beer Co., Inc. (The), Class A Shares*	81,663
6,756	Celsius Holdings Inc.*	173,562
236	Coca-Cola Consolidated Inc.	334,440
530	MGP Ingredients Inc.	17,352
842	National Beverage Corp.	33,537
6,210	Primo Brands Corp.	209,215
1,469	Vita Coco Co., Inc. (The)*	47,654

	Total Beverages	897,423

Consumer Staples Distribution & Retail — 1.3%
16,488	Albertsons Cos., Inc., Class A Shares	346,907
1,265	Andersons Inc. (The)	54,117
23,668	BJ’s Wholesale Club Holdings Inc.*	2,396,622
1,432	Casey’s General Stores Inc.	593,149

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 2.5% — (continued)

Consumer Staples Distribution & Retail — 1.3% — (continued)
1,314	Chefs’ Warehouse Inc. (The)*	$82,230
3,622	Grocery Outlet Holding Corp.*	42,993
280	Guardian Pharmacy Services Inc., Class A Shares*	5,600
1,410	HF Foods Group Inc.*	2,693
535	Ingles Markets Inc., Class A Shares	32,870
6,432	Maplebear Inc.*	264,291
380	Natural Grocers by Vitamin Cottage Inc.	16,887
5,911	Performance Food Group Co.*	503,263
940	PriceSmart Inc.	84,027
1,338	SpartanNash Co.	27,014
12,217	Sprouts Farmers Market Inc.*	1,813,003
2,473	United Natural Foods Inc.*	78,617
8,968	US Foods Holding Corp.*	642,826
334	Village Super Market Inc., Class A Shares	10,521
638	Weis Markets Inc.	47,199

	Total Consumer Staples Distribution & Retail	7,044,829

Food Products — 0.8%
284	Alico Inc.	8,341
2,868	B&G Foods Inc.	19,158
2,282	Beyond Meat Inc.*(a)	7,211
2,297	BRC Inc., Class A Shares*	5,926
610	Calavo Growers Inc.	13,981
1,541	Cal-Maine Foods Inc.	139,291
6,297	Darling Ingredients Inc.*	227,259
2,935	Dole PLC	42,939
7,330	Flowers Foods Inc.	137,364
1,294	Fresh Del Monte Produce Inc.	39,454
1,786	Freshpet Inc.*	191,156
53,692	Hain Celestial Group Inc. (The)*	192,217
2,590	Ingredion Inc.	338,280
587	J&J Snack Foods Corp.	77,155
317	John B Sanfilippo & Son Inc.	22,402
743	Lancaster Colony Corp.	142,028
163	Lifeway Foods Inc.*	3,448
630	Limoneira Co.	13,885
1,209	Mama’s Creations Inc.*	7,393
1,596	Mission Produce Inc.*	19,711
82,802	Nomad Foods Ltd.	1,564,958
1,593	Pilgrim’s Pride Corp.*	86,643
1,840	Post Holdings Inc.*	208,859
13	Seaboard Corp.	36,428
167	Seneca Foods Corp., Class A Shares*	13,561
3,479	Simply Good Foods Co. (The)*	131,332
3,519	SunOpta Inc.*	22,064
28,080	TreeHouse Foods Inc.*	883,959
2,418	Utz Brands Inc.	32,933
1,383	Vital Farms Inc.*	45,791
1,319	Westrock Coffee Co.*	8,415
2,555	WK Kellogg Co.	50,640

	Total Food Products	4,734,182

Household Products — 0.1%
448	Central Garden & Pet Co.*	15,810
2,003	Central Garden & Pet Co., Class A Shares*	63,054

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 2.5% — (continued)

Household Products — 0.1% — (continued)
2,785	Energizer Holdings Inc.	$85,583
400	Oil-Dri Corp. of America	17,644
2,150	Reynolds Consumer Products Inc.	52,632
1,148	Spectrum Brands Holdings Inc.	88,901
509	WD-40 Co.	121,458

	Total Household Products	445,082

Personal Care Products — 0.1%
3,042	Beauty Health Co. (The)*	4,472
4,973	BellRing Brands Inc.*	364,421
14,754	Coty Inc., Class A Shares*	83,950
1,847	Edgewell Personal Care Co.	58,125
2,130	elf Beauty Inc.*	149,633
4,000	Herbalife Ltd.*	33,200
3,123	Honest Co., Inc. (The)*	16,864
702	Interparfums Inc.	97,522
412	Medifast Inc.*	5,916
462	Nature’s Sunshine Products Inc.*	6,731
1,812	Nu Skin Enterprises Inc., Class A Shares	14,351
5,174	Olaplex Holdings Inc.*	7,502
416	USANA Health Sciences Inc.*	12,310
1,477	Waldencast PLC, Class A Shares*	4,815

	Total Personal Care Products	859,812

Tobacco — 0.0%@
660	Ispire Technology Inc.*	3,129
651	Turning Point Brands Inc.	45,765
926	Universal Corp.	49,643

	Total Tobacco	98,537

	TOTAL CONSUMER STAPLES	14,079,865

ENERGY — 4.6%

Energy Equipment & Services — 1.3%
6,416	Archrock Inc.	174,002
946	Aris Water Solutions Inc., Class A Shares	29,761
2,566	Atlas Energy Solutions Inc., Class A Shares	49,729
8,774	Borr Drilling Ltd.*	22,286
944	Bristow Group Inc.*	34,966
2,497	Cactus Inc., Class A Shares	131,192
43,983	ChampionX Corp.	1,310,693
1,752	Core Laboratories Inc.	25,632
699	DMC Global Inc.*	5,928
3,529	Expro Group Holdings NV*	41,960
302	Forum Energy Technologies Inc.*	5,635
468	Geospace Technologies Corp.*	3,781
5,334	Helix Energy Solutions Group Inc.*	45,979
3,928	Helmerich & Payne Inc.	104,131
16,737	Innovex International Inc.*	306,455
6,678	ION Geophysical Corp.*(b)#	—
1,208	Kodiak Gas Services Inc.	51,944
6,117	Liberty Energy Inc., Class A Shares	105,641
1,296	Mammoth Energy Services Inc.*	3,175
341	Nabors Industries Ltd.*	13,705
395	Natural Gas Services Group Inc.*	10,155
5,415	Noble Corp. PLC	140,249

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 4.6% — (continued)

Energy Equipment & Services — 1.3% — (continued)
15,335	NOV Inc.	$228,798
3,054	NPK International Inc.*	18,629
3,850	Oceaneering International Inc.*	85,047
2,491	Oil States International Inc.*	13,551
69,987	Patterson-UTI Energy Inc.	581,592
852	ProFrac Holding Corp., Class A Shares*	6,126
3,269	ProPetro Holding Corp.*	27,590
585	Ranger Energy Services Inc., Class A Shares	9,775
3,435	RPC Inc.	19,167
769	SEACOR Marine Holdings Inc.*	4,453
2,692	Seadrill Ltd.*	68,565
3,655	Select Water Solutions Inc., Class A Shares	44,335
1,066	Solaris Energy Infrastructure Inc., Class A Shares	36,404
76,327	TechnipFMC PLC	2,247,067
193,799	TETRA Technologies Inc.*	734,498
1,975	Tidewater Inc.*	90,100
27,629	Transocean Ltd.*	81,506
2,317	Valaris Ltd.*	82,717
2,765	Weatherford International PLC	171,181

	Total Energy Equipment & Services	7,168,100

Oil, Gas & Consumable Fuels — 3.3%
1,223	Aemetis Inc.*	2,201
1,554	Amplify Energy Corp.*	7,537
13,110	Antero Midstream Corp.	222,214
11,339	Antero Resources Corp.*	416,141
13,907	APA Corp.	287,875
1,636	Ardmore Shipping Corp.	14,822
3,004	Berry Corp.	12,226
556	BKV Corp.*	11,226
2,602	California Resources Corp.	116,101
29,731	Cameco Corp.	1,309,353
563	Centrus Energy Corp., Class A Shares*	51,081
2,432	Chord Energy Corp.	277,978
3,911	Civitas Resources Inc.	149,948
6,419	Clean Energy Fuels Corp.*	13,095
41,400	CNX Resources Corp.*	1,196,460
3,681	Comstock Resources Inc.*	66,184
1,985	Core Natural Resources Inc.	147,386
6,164	Crescent Energy Co., Class A Shares	77,790
1,326	CVR Energy Inc.	24,425
2,399	Delek US Holdings Inc.	39,104
31,857	Devon Energy Corp.	1,153,861
4,996	DHT Holdings Inc.	51,659
1,841	Diversified Energy Co. PLC(a)	24,504
1,336	Dorian LPG Ltd.	27,201
3,756	DT Midstream Inc.	360,914
593	Empire Petroleum Corp.*	4,092
7,149	Encore Energy Corp.*	18,015
6,924	Energy Fuels Inc.*	28,527
22,947	EQT Corp.	1,105,357
1,066	Evolution Petroleum Corp.	5,373
696	Excelerate Energy Inc., Class A Shares	21,353
8,999	Expand Energy Corp.	889,821
1,152	FLEX LNG Ltd.(a)	25,344

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 4.6% — (continued)

Oil, Gas & Consumable Fuels — 3.3% — (continued)
1,005	FutureFuel Corp.	$4,543
3,908	Golar LNG Ltd.	149,833
1,949	Granite Ridge Resources Inc.	11,441
2,112	Green Plains Inc.*	12,397
528	Gulfport Energy Corp.*	89,654
1,024	Hallador Energy Co.*	9,892
16,251	HF Sinclair Corp.	573,173
455	HighPeak Energy Inc.	5,879
1,502	International Seaways Inc.	50,062
1,458	Kinetik Holdings Inc., Class A Shares	85,060
17,363	Kosmos Energy Ltd.*	48,790
56,137	Magnolia Oil & Gas Corp., Class A Shares	1,314,167
28,492	Matador Resources Co.	1,491,271
5,520	Murphy Oil Corp.	146,225
101	NACCO Industries Inc., Class A Shares	3,260
3,054	New Fortress Energy Inc., Class A Shares	30,540
4,627	NextDecade Corp.*	38,034
8,222	Nordic American Tankers Ltd.	20,144
80,659	Northern Oil & Gas Inc.	2,540,759
10,361	Ovintiv Inc.	450,289
2,099	Par Pacific Holdings Inc.*	30,163
3,839	PBF Energy Inc., Class A Shares	82,270
4,798	Peabody Energy Corp.	66,164
25,312	Permian Resources Corp., Class A Shares	356,646
47	PrimeEnergy Resources Corp.*	9,207
9,170	Range Resources Corp.	340,390
559	REX American Resources Corp.*	21,589
422	Riley Exploration Permian Inc.	13,318
5,676	Ring Energy Inc.*	7,265
2,221	Sable Offshore Corp.*	63,010
924	SandRidge Energy Inc.	10,811
1,664	Scorpio Tankers Inc.	66,310
4,747	SFL Corp., Ltd., Class B Shares	42,865
2,984	Sitio Royalties Corp., Class A Shares	59,680
4,496	SM Energy Co.	147,064
5,526	Talos Energy Inc.*	49,734
1,886	Teekay Corp., Ltd.	12,334
894	Teekay Tankers Ltd., Class A Shares	33,740
732	Texas Pacific Land Corp.	1,045,259
91,789	Uranium Energy Corp.*	514,018
12,283	Ur-Energy Inc.*	11,767
4,067	VAALCO Energy Inc.	16,268
4,948	Viper Energy Inc., Class A Shares	230,428
1,070	Vital Energy Inc.*	28,580
897	Vitesse Energy Inc.	23,062
3,524	W&T Offshore Inc.	5,885
2,493	World Kinect Corp.	74,640

	Total Oil, Gas & Consumable Fuels	18,597,048

	TOTAL ENERGY	25,765,148

FINANCIALS — 14.8%

Banks — 6.0%
800	1st Source Corp.	51,920
385	ACNB Corp.	15,773

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Banks — 6.0% — (continued)
762	Amalgamated Financial Corp.	$24,727
1,512	Amerant Bancorp Inc., Class A Shares	34,716
2,493	Ameris Bancorp	160,998
326	Ames National Corp.	6,119
663	Arrow Financial Corp.	17,921
6,429	Associated Banc-Corp.	159,761
3,147	Atlantic Union Bankshares Corp.	112,253
1,975	Axos Financial Inc.*	131,930
63,993	Banc of California Inc.	951,576
806	BancFirst Corp.	96,204
1,671	Bancorp Inc. (The)*	93,275
367	Bank First Corp.	38,440
1,399	Bank of Hawaii Corp.	101,036
650	Bank of Marin Bancorp	15,847
1,789	Bank of NT Butterfield & Son Ltd. (The)	69,413
4,034	Bank OZK	193,672
194	Bank7 Corp.	7,997
31,671	BankUnited Inc.	1,190,196
327	Bankwell Financial Group Inc.	10,363
1,152	Banner Corp.	79,465
658	Bar Harbor Bankshares	21,135
427	Baycom Corp.	11,743
798	BCB Bancorp Inc.	8,084
1,648	Berkshire Hills Bancorp Inc.	46,952
936	Blue Foundry Bancorp*	9,294
943	BOK Financial Corp.	102,749
835	Bridgewater Bancshares Inc.*	12,108
3,195	Brookline Bancorp Inc.	37,701
516	Burke & Herbert Financial Services Corp.	32,178
966	Business First Bancshares Inc.	25,628
1,350	Byline Bancorp Inc.	38,529
5,119	Cadence Bank	169,746
853	California BanCorp*	13,639
626	Camden National Corp.	27,531
378	Capital Bancorp Inc.	11,533
618	Capital City Bank Group Inc.	22,928
4,622	Capitol Federal Financial Inc.	27,362
965	Carter Bankshares Inc.*	16,733
2,466	Cathay General Bancorp	115,779
770	Central Pacific Financial Corp.	22,361
154	Chemung Financial Corp.	7,954
337	ChoiceOne Financial Services Inc.	10,713
635	Citizens & Northern Corp.	13,557
176	Citizens Financial Services Inc.	10,643
499	City Holding Co.	59,376
679	Civista Bancshares Inc.	13,994
910	CNB Financial Corp.	22,705
451	Coastal Financial Corp.*	44,527
731	Colony Bankcorp Inc.	12,332
8,310	Columbia Banking System Inc.	222,126
1,021	Columbia Financial Inc.*	16,203
25,774	Comerica Inc.	1,658,041
4,858	Commerce Bancshares Inc.	316,013
1,868	Community Financial System Inc.	118,226
686	Community Trust Bancorp Inc.	37,449

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Banks — 6.0% — (continued)
743	Community West Bancshares	$14,332
1,441	ConnectOne Bancorp Inc.	36,789
1,785	CrossFirst Bankshares Inc.*	28,542
2,338	Cullen/Frost Bankers Inc.	320,376
964	Customers Bancorp Inc.*	52,056
4,992	CVB Financial Corp.	100,689
1,409	Dime Community Bancshares Inc.	43,679
919	Eagle Bancorp Inc.	21,376
5,408	East West Bancorp Inc.	510,677
7,635	Eastern Bankshares Inc.	136,590
421	Enterprise Bancorp Inc.	18,166
1,613	Enterprise Financial Services Corp.	95,296
595	Equity Bancshares Inc., Class A Shares	25,549
286	Esquire Financial Holdings Inc.	22,056
378	ESSA Bancorp Inc.	7,938
525	Farmers & Merchants Bancorp Inc.	13,493
1,573	Farmers National Banc Corp.	22,793
1,485	FB Financial Corp.	75,022
186	Fidelity D&D Bancorp Inc.	8,342
811	Financial Institutions Inc.	22,724
69,730	First Bancorp	1,388,926
499	First Bancorp Inc. (The)	13,104
1,212	First Bancshares Inc. (The)	43,232
1,230	First Bank	18,794
2,288	First Busey Corp.	54,889
294	First Business Financial Services Inc.	15,623
705	First Citizens BancShares Inc., Class A Shares	1,443,882
3,477	First Commonwealth Financial Corp.	57,162
666	First Community Bancshares Inc.	27,932
3,184	First Financial Bancorp	87,273
5,023	First Financial Bankshares Inc.	189,166
480	First Financial Corp.	24,821
314	First Financial Northwest Inc.	6,688
2,380	First Foundation Inc.	12,114
55,218	First Hawaiian Inc.	1,485,916
21,013	First Horizon Corp.	452,620
310	First Internet Bancorp	9,198
3,356	First Interstate BancSystem Inc., Class A Shares	103,029
2,405	First Merchants Corp.	105,339
944	First Mid Bancshares Inc.	35,966
1,026	First of Long Island Corp. (The)	13,512
320	First Western Financial Inc.*	6,365
742	Five Star Bancorp	22,601
9,823	Flagstar Financial Inc.	117,876
1,038	Flushing Financial Corp.	14,875
14,590	FNB Corp.	216,516
280	FS Bancorp Inc.	11,035
5,822	Fulton Financial Corp.	115,392
686	FVCBankcorp Inc.*	8,102
1,180	German American Bancorp Inc.	47,106
4,425	Glacier Bancorp Inc.	216,117
351	Great Southern Bancorp Inc.	20,713
266	Greene County Bancorp Inc.	6,889
344	Guaranty Bancshares Inc.	13,915
3,269	Hancock Whitney Corp.	186,758

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Banks — 6.0% — (continued)
722	Hanmi Financial Corp.	$17,335
1,488	HarborOne Bancorp Inc.	17,246
644	HBT Financial Inc.	16,100
3,032	Heritage Commerce Corp.	32,170
843	Heritage Financial Corp.	21,303
2,064	Hilltop Holdings Inc.	66,027
65	Hingham Institution For Savings The	16,881
295	Home Bancorp Inc.	13,865
7,696	Home BancShares Inc.	230,495
720	HomeStreet Inc.*	7,229
633	HomeTrust Bancshares Inc.	23,244
4,054	Hope Bancorp Inc.	44,270
1,633	Horizon Bancorp Inc.	27,826
90,596	Huntington Bancshares Inc.	1,492,116
6,704	Independent Bank Corp.	428,124
2,237	International Bancshares Corp.	149,879
433	Investar Holding Corp.	8,110
587	John Marshall Bancorp Inc.	10,948
2,369	Kearny Financial Corp.	16,559
826	Lakeland Financial Corp.	54,855
564	LCNB Corp.	8,736
1,077	LINKBANCORP Inc.	8,207
1,321	Live Oak Bancshares Inc.	42,021
658	Mercantile Bank Corp.	31,722
818	Metrocity Bankshares Inc.	24,769
409	Metropolitan Bank Holding Corp.*	24,716
651	Mid Penn Bancorp Inc.	18,488
304	Middlefield Banc Corp.	8,147
719	Midland States Bancorp Inc.	13,934
852	MidWestOne Financial Group Inc.	25,943
430	MVB Financial Corp.	7,951
1,148	National Bank Holdings Corp., Class A Shares	48,067
273	National Bankshares Inc.	7,677
1,488	NB Bancorp Inc.*	28,748
1,477	NBT Bancorp Inc.	70,527
594	Nicolet Bankshares Inc.	71,203
274	Northeast Bank	27,515
533	Northeast Community Bancorp Inc.	12,398
1,560	Northfield Bancorp Inc.	18,377
230	Northrim BanCorp Inc.	18,929
3,810	Northwest Bancshares Inc.	48,082
297	Norwood Financial Corp.	7,674
236	Oak Valley Bancorp	6,389
2,595	OceanFirst Financial Corp.	46,736
1,444	OFG Bancorp	61,356
12,520	Old National Bancorp	297,350
1,728	Old Second Bancorp Inc.	31,692
452	Orange County Bancorp Inc.	11,549
1,327	Origin Bancorp Inc.	51,381
770	Orrstown Financial Services Inc.	25,795
3,221	Pacific Premier Bancorp Inc.	76,950
588	Park National Corp.	97,867
507	Parke Bancorp Inc.	10,125
914	Pathward Financial Inc.	70,844
540	PCB Bancorp	10,611

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Banks — 6.0% — (continued)
660	Peapack Gladstone Financial Corp.	$21,358
1,552	Peoples Bancorp Inc.	49,664
222	Peoples Bancorp of North Carolina Inc.	5,865
386	Peoples Financial Services Corp.	18,848
2,994	Pinnacle Financial Partners Inc.	342,094
545	Pioneer Bancorp Inc.*	6,486
238	Plumas Bancorp	10,938
668	Ponce Financial Group Inc.*	8,764
2,836	Popular Inc.	284,819
386	Preferred Bank	34,258
1,498	Premier Financial Corp.	42,004
950	Primis Financial Corp.	9,985
209	Princeton Bancorp Inc.	6,851
3,678	Prosperity Bancshares Inc.	282,323
668	Provident Bancorp Inc.*	8,036
4,359	Provident Financial Services Inc.	79,552
669	QCR Holdings Inc.	50,396
762	RBB Bancorp	13,495
182	Red River Bancshares Inc.	10,274
2,112	Renasant Corp.	76,454
365	Republic Bancorp Inc., Class A Shares	24,758
1,320	S&T Bancorp Inc.	53,090
1,871	Sandy Spring Bancorp Inc.	59,816
2,935	Seacoast Banking Corp. of Florida	83,002
1,921	ServisFirst Bancshares Inc.	175,579
1,320	Shore Bancshares Inc.	19,978
564	Sierra Bancorp	17,326
4,272	Simmons First National Corp., Class A Shares	93,856
657	SmartFinancial Inc.	22,811
524	South Plains Financial Inc.	18,466
313	Southern First Bancshares Inc.*	10,692
384	Southern Missouri Bancorp Inc.	22,387
344	Southern States Bancshares Inc.	11,173
954	Southside Bancshares Inc.	29,336
3,849	SouthState Corp.	387,979
1,786	Stellar Bancorp Inc.	51,955
1,036	Sterling Bancorp Inc.*	4,869
1,121	Stock Yards Bancorp Inc.	81,676
5,763	Synovus Financial Corp.	298,984
35,222	Texas Capital Bancshares Inc.*	2,788,174
2,858	TFS Financial Corp.	37,697
458	Third Coast Bancshares Inc.*	16,406
317	Timberland Bancorp Inc.	10,150
480	Tompkins Financial Corp.	33,067
2,887	Towne Bank	106,473
1,309	TriCo. Bancshares	57,229
833	Triumph Financial Inc.*	57,352
651	TrustCo. Bank Corp. NY	21,490
2,206	Trustmark Corp.	80,718
2,672	UMB Financial Corp.	294,802
5,008	United Bankshares Inc.	180,989
4,048	United Community Banks Inc.	130,467
317	Unity Bancorp Inc.	15,054
1,213	Univest Financial Corp.	37,069
482	USCB Financial Holdings Inc.	9,389

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Banks — 6.0% — (continued)
18,178	Valley National Bancorp	$178,872
1,815	Veritex Holdings Inc.	47,807
198	Virginia National Bankshares Corp.	7,203
2,516	WaFd Inc.	74,448
851	Washington Trust Bancorp Inc.	27,334
28,432	Webster Financial Corp.	1,601,290
2,469	WesBanco Inc.	86,588
761	West BanCorp Inc.	17,214
757	Westamerica BanCorp	39,455
13,162	Western Alliance Bancorp	1,144,041
23,117	Wintrust Financial Corp.	2,877,373
2,057	WSFS Financial Corp.	111,675
22,884	Zions Bancorp NA	1,236,651

	Total Banks	33,294,837

Capital Markets — 2.2%
1,048	Acadian Asset Management Inc.	25,844
1,121	Affiliated Managers Group Inc.	191,523
1,313	AlTi Global Inc.*	4,543
2,179	Artisan Partners Asset Management Inc., Class A Shares	91,997
929	B. Riley Financial Inc.(a)	5,932
12,772	BGC Group Inc., Class A Shares	126,443
8,588	Carlyle Group Inc. (The)	428,026
6,876	Cboe Global Markets Inc.	1,449,461
1,053	Cohen & Steers Inc.	92,032
116	Diamond Hill Investment Group Inc.	16,952
5,991	DigitalBridge Group Inc.	68,118
1,077	Donnelley Financial Solutions Inc.*	53,387
1,375	Evercore Inc., Class A Shares	332,475
1,487	FactSet Research Systems Inc.	686,607
5,928	Forge Global Holdings Inc.*	5,928
2,296	GCM Grosvenor Inc., Class A Shares	32,419
1,447	Hamilton Lane Inc., Class A Shares	226,195
2,048	Houlihan Lokey Inc., Class A Shares	355,021
97,737	Invesco Ltd.	1,699,646
5,203	Janus Henderson Group PLC	219,567
6,828	Jefferies Financial Group Inc.	452,014
4,355	Lazard Inc., Class A Shares	218,403
1,429	MarketAxess Holdings Inc.	275,497
2,335	Moelis & Co., Class A Shares	164,944
1,049	Morningstar Inc.	329,092
3,688	Open Lending Corp.*	17,997
1,354	P10 Inc., Class A Shares	17,291
2,195	Patria Investments Ltd., Class A Shares	24,869
2,042	Perella Weinberg Partners, Class A Shares	47,191
671	Piper Sandler Cos.	194,335
894	PJT Partners Inc., Class A Shares	142,378
26,138	Robinhood Markets Inc., Class A Shares*	1,309,514
3,831	SEI Investments Co.	306,672
575	Silvercrest Asset Management Group Inc., Class A Shares	10,425
2,635	StepStone Group Inc., Class A Shares	158,522
15,196	Stifel Financial Corp.	1,613,663
1,162	StoneX Group Inc.*	140,218
3,356	TPG Inc., Class A Shares	185,117
1,583	Victory Capital Holdings Inc., Class A Shares	101,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Capital Markets — 2.2% — (continued)
3,323	Virtu Financial Inc., Class A Shares	$121,489
305	Virtus Investment Partners Inc.	57,270
4,940	WisdomTree Inc.	45,053
15,756	XP Inc., Class A Shares	222,947

	Total Capital Markets	12,268,392

Consumer Finance — 0.6%
10,522	Ally Financial Inc.	390,366
210	Atlanticus Holdings Corp.*	11,535
10,297	Bread Financial Holdings Inc.	556,038
440	Consumer Portfolio Services Inc.*	4,400
241	Credit Acceptance Corp.*	118,666
294	Dave Inc.*	29,594
996	Encore Capital Group Inc.*	37,564
1,028	Enova International Inc.*	106,234
1,478	FirstCash Holdings Inc.	165,950
1,554	Green Dot Corp., Class A Shares*	11,888
4,738	LendingClub Corp.*	60,599
399	LendingTree Inc.*	16,116
944	Medallion Financial Corp.	7,873
345	Moneylion Inc.*	30,056
3,245	Navient Corp.	46,436
621	Nelnet Inc., Class A Shares	76,004
1,345	NerdWallet Inc., Class A Shares*	13,719
4,501	OneMain Holdings Inc., Class A Shares	241,884
717	OppFi Inc.(a)	7,070
1,477	PRA Group Inc.*	30,914
1,574	PROG Holdings Inc.	44,654
351	Regional Management Corp.	11,776
8,100	SLM Corp.	244,539
40,896	SoFi Technologies Inc.*	591,765
2,979	Upstart Holdings Inc.*	198,610
128	World Acceptance Corp.*	17,259

	Total Consumer Finance	3,071,509

Financial Services — 2.0%
1,324	Acacia Research Corp.*	5,561
10,150	Affirm Holdings Inc., Class A Shares*	651,123
875	Alerus Financial Corp.	17,824
6,591	AvidXchange Holdings Inc.*	50,092
1,132	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	47,963
7,630	Burford Capital Ltd.	119,028
14,981	Cannae Holdings Inc.	300,219
2,353	Cantaloupe Inc.*	23,106
573	Cass Information Systems Inc.	25,046
2,572	Compass Diversified Holdings	56,301
1,225	Enact Holdings Inc.	42,116
11,532	Equitable Holdings Inc.	634,491
3,968	Essent Group Ltd.	228,636
1,701	Euronet Worldwide Inc.*	174,284
2,391	EVERTEC Inc.	89,280
367	Federal Agricultural Mortgage Corp., Class C Shares	76,729
25,399	Flywire Corp.*	289,549
4,610	HA Sustainable Infrastructure Capital Inc.	132,445
1,192	International Money Express Inc.*	18,261

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Financial Services — 2.0% — (continued)
2,849	Jack Henry & Associates Inc.	$494,558
2,757	Jackson Financial Inc., Class A Shares	252,624
17,634	Marqeta Inc., Class A Shares*	73,710
706	Merchants Bancorp	28,748
10,199	MGIC Investment Corp.	250,997
2,476	Mr Cooper Group Inc.*	278,228
47,508	NCR Atleos Corp.*	1,351,128
987	NewtekOne Inc.	12,821
3,249	NMI Holdings Inc., Class A Shares*	118,394
214	Onity Group Inc.*	6,916
7,222	Pagseguro Digital Ltd., Class A Shares*	53,154
9,262	Payoneer Global Inc.*	79,190
1,252	Paysafe Ltd.*	24,790
1,759	Paysign Inc.*	4,661
1,057	PennyMac Financial Services Inc.	109,558
750	Priority Technology Holdings Inc.*	8,047
6,094	Radian Group Inc.	200,554
5,679	Remitly Global Inc.*	136,296
3,464	Repay Holdings Corp., Class A Shares*	24,975
93	Sezzle Inc.*	27,817
23,161	Shift4 Payments Inc., Class A Shares*	2,287,149
11,658	StoneCo Ltd., Class A Shares*	107,837
17,716	Toast Inc., Class A Shares*	683,838
3,755	UWM Holdings Corp.	23,581
342	Velocity Financial Inc.*	6,443
3,892	Voya Financial Inc.	281,236
11,587	Walker & Dunlop Inc.	992,658
713	Waterstone Financial Inc.	10,032
11,051	Western Union Co. (The)	119,682
1,516	WEX Inc.*	238,164

	Total Financial Services	11,269,840

Insurance — 3.6%
1,747	Ambac Financial Group Inc.*	16,963
930	American Coastal Insurance Corp.	11,290
13,586	American Financial Group Inc.	1,715,640
872	AMERISAFE Inc.	44,873
2,178	Assurant Inc.	452,784
2,040	Assured Guaranty Ltd.	178,153
3,298	Axis Capital Holdings Ltd.	319,510
32,523	Baldwin Insurance Group Inc. (The), Class A Shares*	1,337,996
424	Bowhead Specialty Holdings Inc.*	14,259
2,472	Brighthouse Financial Inc.*	146,614
4,484	CNO Financial Group Inc.	186,938
1,211	Crawford & Co., Class A Shares	14,871
1,238	Donegal Group Inc., Class A Shares	21,653
812	Employers Holdings Inc.	42,062
512	Enstar Group Ltd.*	170,394
1,699	Everest Group Ltd.	600,121
752	F&G Annuities & Life Inc.	32,020
2,050	Fidelis Insurance Holdings Ltd.	30,156
3,864	First American Financial Corp.	253,826
13,332	Genworth Financial Inc., Class A Shares*	92,657
3,702	Globe Life Inc.	471,746
324	GoHealth Inc., Class A Shares*	4,695

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Insurance — 3.6% — (continued)
849	Goosehead Insurance Inc., Class A Shares	$104,605
1,274	Greenlight Capital Re Ltd., Class A Shares*	17,747
1,546	Hamilton Insurance Group Ltd., Class B Shares*	30,240
10,736	Hanover Insurance Group Inc. (The)	1,830,810
317	HCI Group Inc.	41,736
946	Heritage Insurance Holdings Inc.*	11,116
757	Hippo Holdings Inc.*	21,749
1,213	Horace Mann Educators Corp.	51,346
61	Investors Title Co.	14,475
1,534	James River Group Holdings Ltd.	7,593
42,610	Kemper Corp.	2,879,584
681	Kingsway Financial Services Inc.*	5,291
863	Kinsale Capital Group Inc.	372,687
2,014	Lemonade Inc.*	73,209
6,224	Lincoln National Corp.	242,736
3,230	Maiden Holdings Ltd.*	3,119
1,651	MBIA Inc.*	10,022
1,050	Mercury General Corp.	56,627
380	NI Holdings Inc.*	5,411
9,827	Old Republic International Corp.	378,438
8,907	Oscar Health Inc., Class A Shares*	130,131
17,939	Palomar Holdings Inc.*	2,308,032
6,944	Primerica Inc.	2,013,760
1,532	ProAssurance Corp.*	23,961
2,592	Reinsurance Group of America Inc., Class A Shares	525,373
2,016	RenaissanceRe Holdings Ltd.	479,042
3,182	RLI Corp.	242,118
329	Root Inc., Class A Shares*	44,471
3,967	Ryan Specialty Holdings Inc., Class A Shares	277,650
673	Safety Insurance Group Inc.	51,242
2,345	Selective Insurance Group Inc.	201,776
9,663	Selectquote Inc.*	44,063
2,721	SiriusPoint Ltd.*	41,740
1,437	Skyward Specialty Insurance Group Inc.*	74,753
875	Stewart Information Services Corp.	62,300
1,016	Tiptree Inc.	22,992
1,782	Trupanion Inc.*	61,550
790	United Fire Group Inc.	22,175
974	Universal Insurance Holdings Inc.	21,603
6,616	Unum Group	544,431
100	White Mountains Insurance Group Ltd.	184,950

	Total Insurance	19,695,875

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
773	Advanced Flower Capital Inc.	6,594
958	AG Mortgage Investment Trust Inc.	7,252
32,111	AGNC Investment Corp.	334,918
560	Angel Oak Mortgage REIT Inc.	5,583
22,292	Annaly Capital Management Inc.	489,532
5,398	Apollo Commercial Real Estate Finance Inc.	54,682
5,912	Arbor Realty Trust Inc.(a)	72,954
1,995	Ares Commercial Real Estate Corp.	9,755
1,934	ARMOUR Residential REIT Inc.	36,843
7,245	Blackstone Mortgage Trust Inc., Class A Shares(a)	150,551
4,825	BrightSpire Capital Inc., Class A Shares	30,060

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.8% — (continued)

Mortgage Real Estate Investment Trusts (REITs) — 0.4% — (continued)
619	Chicago Atlantic Real Estate Finance Inc.	$9,966
2,963	Chimera Investment Corp.	42,163
3,170	Claros Mortgage Trust Inc.	7,386
2,901	Dynex Capital Inc.	40,817
3,122	Ellington Financial Inc.	44,801
2,993	Franklin BSP Realty Trust Inc.	40,555
1,891	Granite Point Mortgage Trust Inc.	5,597
1,747	Invesco Mortgage Capital Inc.	15,356
2,073	KKR Real Estate Finance Trust Inc.	22,990
4,407	Ladder Capital Corp., Class A Shares	52,311
3,819	MFA Financial Inc.	40,634
3,073	New York Mortgage Trust Inc.	21,542
287	Nexpoint Real Estate Finance Inc.	4,721
2,669	Orchid Island Capital Inc.	22,820
3,855	PennyMac Mortgage Investment Trust	56,476
6,373	Ready Capital Corp.	44,165
4,867	Redwood Trust Inc.	32,512
21,031	Rithm Capital Corp.	255,527
763	Seven Hills Realty Trust	9,835
12,533	Starwood Property Trust Inc.	257,177
257	Sunrise Realty Trust Inc.	3,130
2,163	TPG RE Finance Trust Inc.	18,667
3,734	Two Harbors Investment Corp.	52,948

	Total Mortgage Real Estate Investment Trusts (REITs)	2,300,820

	TOTAL FINANCIALS	81,901,273

HEALTH CARE — 13.3%

Biotechnology — 5.5%
1,894	2seventy bio Inc.*	5,000
1,849	4D Molecular Therapeutics Inc.*	8,376
114,658	89bio Inc.*	1,058,293
3,015	Absci Corp.*	11,608
4,466	ACADIA Pharmaceuticals Inc.*	87,534
2,953	ACELYRIN Inc.*	7,914
1,392	Achieve Life Sciences Inc.*	4,273
468	Acrivon Therapeutics Inc.*	2,485
2,666	ADC Therapeutics SA*	4,692
9,008	ADMA Biologics Inc.*	147,641
870	Aduro Biotech Holdings Europe BV*(b)(c)	409
935	Adverum Biotechnologies Inc.*	4,404
1,399	Agenus Inc.*	3,987
2,198	Agios Pharmaceuticals Inc.*	78,117
8,695	Akebia Therapeutics Inc.*	16,086
2,697	Akero Therapeutics Inc.*	132,477
2,197	Aldeyra Therapeutics Inc.*	11,227
2,467	Alector Inc.*	4,046
6,125	Alkermes PLC*	210,271
5,063	Allogene Therapeutics Inc.*	9,873
2,654	Altimmune Inc.*(a)	17,649
10,997	Amicus Therapeutics Inc.*	104,362
1,154	AnaptysBio Inc.*	19,410
2,915	Anavex Life Sciences Corp.*(a)	23,058
530	Anika Therapeutics Inc.*	9,249
3,983	Annexon Inc.*	10,515

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Biotechnology — 5.5% — (continued)
4,032	Apellis Pharmaceuticals Inc.*	$101,405
1,435	Apogee Therapeutics Inc.*	45,116
16,572	Applied Therapeutics Inc.*	8,425
5,603	Arbutus Biopharma Corp.*	19,330
1,655	Arcellx Inc.*	107,277
772	Arcturus Therapeutics Holdings Inc.*	12,962
1,962	Arcus Biosciences Inc.*	21,366
4,129	Arcutis Biotherapeutics Inc.*	56,526
8,734	Ardelyx Inc.*	46,814
1,107	ArriVent Biopharma Inc.*	26,136
4,486	Arrowhead Pharmaceuticals Inc.*	84,830
1,851	ARS Pharmaceuticals Inc.*	19,398
636	Artiva Biotherapeutics Inc.*	2,639
35,082	Ascendis Pharma AS, ADR*	5,493,140
1,743	Astria Therapeutics Inc.*	11,225
6,272	Atossa Therapeutics Inc.*	4,802
1,893	Aura Biosciences Inc.*	14,179
4,998	Aurinia Pharmaceuticals Inc.*	39,734
4,388	Avidity Biosciences Inc.*	134,448
894	Avita Medical Inc.*	8,135
2,868	Beam Therapeutics Inc.*	75,543
770	Bicara Therapeutics Inc.*	10,241
56,600	Bicycle Therapeutics PLC, ADR*(a)	620,902
7,731	BioCryst Pharmaceuticals Inc.*	66,564
3,276	Biohaven Ltd.*	121,802
1,171	Biomea Fusion Inc.*	3,384
1,377	Black Diamond Therapeutics Inc.*	2,768
536	Bluebird Bio Inc.*(a)	2,187
2,486	Blueprint Medicines Corp.*	240,073
5,374	Bridgebio Pharma Inc.*	187,553
2,178	C4 Therapeutics Inc.*	5,902
1,296	Cabaletta Bio Inc.*	2,339
820	Candel Therapeutics Inc.*	7,360
1,420	Capricor Therapeutics Inc.*	21,840
1,647	Cardiff Oncology Inc.*	6,983
1,907	CareDx Inc.*	42,240
1,238	Cargo Therapeutics Inc.*	4,655
3,156	Caribou Biosciences Inc.*	3,693
301	Cartesian Therapeutics Inc.*(a)	5,671
4,177	Catalyst Pharmaceuticals Inc.*	95,612
1,284	Celcuity Inc.*	12,108
2,418	Celldex Therapeutics Inc.*	49,738
11,887	Century Therapeutics Inc.*	8,116
1,782	CG oncology Inc.*	46,083
3,744	Cibus Inc., Class A Shares*	7,675
5,005	Climb Bio Inc.*	7,257
3,506	Cogent Biosciences Inc.*	26,400
4,788	Coherus Biosciences Inc.*	5,315
3,100	Compass Therapeutics Inc.*	8,990
1,253	Contra Inhibrx Inc.*(b)(c)	1,403
382	Corbus Pharmaceuticals Holdings Inc.*	2,884
3,349	Crinetics Pharmaceuticals Inc.*	119,827
1,892	Cullinan Therapeutics Inc.*	16,063
24,768	Cytokinetics Inc.*	1,139,328
1,843	Day One Biopharmaceuticals Inc.*	16,698

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Biotechnology — 5.5% — (continued)
4,793	Denali Therapeutics Inc.*	$79,372
1,220	Design Therapeutics Inc.*	5,929
884	Dianthus Therapeutics Inc.*	19,094
744	Discount Medicine Inc., Class A Shares*	41,798
4,915	Dynavax Technologies Corp.*	67,778
3,150	Dyne Therapeutics Inc.*	42,872
3,076	Editas Medicine Inc.*	5,906
712	Enanta Pharmaceuticals Inc.*	5,539
930	Entrada Therapeutics Inc.*	11,104
6,356	Erasca Inc.*	8,708
7,124	Exact Sciences Corp.*	337,749
10,854	Exelixis Inc.*	419,941
4,506	Fate Therapeutics Inc.*	5,047
629	Fennec Pharmaceuticals Inc.*	4,416
5,913	Fibrobiologics Inc.*(a)	7,450
784	Foghorn Therapeutics Inc.*	3,802
3,895	Generation Bio Co.*	2,259
24,594	Geron Corp.*	43,285
420	Greenwich Lifesciences Inc.*	5,132
4,875	Halozyme Therapeutics Inc.*	288,356
4,418	Heron Therapeutics Inc.*	10,912
2,184	HilleVax Inc.*	3,909
3,532	Humacyte Inc.*(a)	12,009
3,110	Ideaya Biosciences Inc.*	63,973
5,836	IGM Biosciences Inc.*	7,937
5,428	ImmunityBio Inc.*(a)	17,858
1,921	Immunome Inc.*	18,057
2,182	Immunovant Inc.*	44,949
483	Inhibrx Biosciences Inc.*	6,400
904	Inmune Bio Inc.*(a)	7,259
2,049	Inovio Pharmaceuticals Inc.*	4,057
6,905	Inozyme Pharma Inc.*	8,286
27,975	Insmed Inc.*	2,281,361
3,915	Intellia Therapeutics Inc.*	39,502
6,052	Ionis Pharmaceuticals Inc.*	200,866
10,456	Iovance Biotherapeutics Inc.*	44,281
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	8,488
1,000	iTeos Therapeutics Inc.*	7,260
1,058	Janux Therapeutics Inc.*	34,798
414	Jasper Therapeutics Inc.*	2,455
1,371	KalVista Pharmaceuticals Inc.*	15,623
1,110	Keros Therapeutics Inc.*	12,299
1,417	Kiniksa Pharmaceuticals International PLC, Class A Shares*	28,737
1,361	Kodiak Sciences Inc.*	5,594
230	Korro Bio Inc.*	5,766
947	Krystal Biotech Inc.*	169,750
2,800	Kura Oncology Inc.*	21,588
1,795	Kymera Therapeutics Inc.*	56,273
835	Kyverna Therapeutics Inc.*	2,371
1,886	Larimar Therapeutics Inc.*	5,715
15,780	Legend Biotech Corp., ADR*	552,458
473	LENZ Therapeutics Inc.	10,326
1,199	Lexeo Therapeutics Inc.*	3,429
5,997	Lexicon Pharmaceuticals Inc.*	4,195
8,253	Lineage Cell Therapeutics Inc.*	4,634

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Biotechnology — 5.5% — (continued)
7,232	Lyell Immunopharma Inc.*	$5,141
2,240	MacroGenics Inc.*	5,510
706	Madrigal Pharmaceuticals Inc.*	240,937
9,954	MannKind Corp.*	53,154
1,516	MeiraGTx Holdings PLC*	10,809
4,940	Mersana Therapeutics Inc.*	2,586
25,386	Merus NV*	1,195,427
4,371	MiMedx Group Inc.*	36,738
1,181	Mineralys Therapeutics Inc.*	10,794
1,630	Mirum Pharmaceuticals Inc.*	77,539
1,545	Monte Rosa Therapeutics Inc.*	8,498
39,842	MoonLake Immunotherapeutics, Class A Shares*	1,663,802
3,344	Myriad Genetics Inc.*	35,881
4,429	Natera Inc.*	689,108
3,858	Neurocrine Biosciences Inc.*	458,022
386	Neurogene Inc.*	6,828
2,097	Nkarta Inc.*	3,670
5,890	Novavax Inc.*	49,064
2,679	Nurix Therapeutics Inc.*	41,391
1,396	Nuvalent Inc., Class A Shares*	104,672
9,673	Ocugen Inc.*	6,304
1,468	Olema Pharmaceuticals Inc.*	6,415
19	Oncternal Therapeutics Inc.*(c)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	17,276
2,472	ORIC Pharmaceuticals Inc.*	19,850
4,243	Ovid therapeutics Inc.*	2,249
5,928	PepGen Inc.*	18,673
2,248	Perspective Therapeutics Inc.*	6,249
650	Praxis Precision Medicines Inc.*	25,090
7,302	Precigen Inc.*	12,632
2,474	Prime Medicine Inc.*	6,234
4,297	ProKidney Corp., Class A Shares*(a)	5,285
2,197	Protagonist Therapeutics Inc.*	82,585
1,505	Prothena Corp. PLC*	23,794
2,877	PTC Therapeutics Inc.*	158,983
2,183	Puma Biotechnology Inc.*	7,815
2,111	Pyxis Oncology Inc.*	2,512
9,343	Recursion Pharmaceuticals Inc., Class A Shares*	70,166
1,711	REGENXBIO Inc.*	11,241
3,019	Regulus Therapeutics Inc.*	4,076
4,704	Relay Therapeutics Inc.*	16,041
4,013	Renovaro Inc.*	3,943
2,220	Replimune Group Inc.*	28,150
6,425	Revolution Medicines Inc.*	261,755
16,689	Rhythm Pharmaceuticals Inc.*	916,393
719	Rigel Pharmaceuticals Inc.*	16,580
72,210	Rocket Pharmaceuticals Inc.*	682,385
16,404	Roivant Sciences Ltd.*	176,179
2,005	Sage Therapeutics Inc.*	14,637
4,931	Sana Biotechnology Inc.*(a)	12,870
3,534	Sarepta Therapeutics Inc.*	377,255
4,448	Savara Inc.*	11,076
2,946	Scholar Rock Holding Corp.*	114,364
1,154	Sera Prognostics Inc., Class A Shares*	4,893
820	Skye Bioscience Inc.*(a)	2,337

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Biotechnology — 5.5% — (continued)
16,950	Soleno Therapeutics Inc.*	$827,499
1,114	Solid Biosciences Inc.*	6,227
2,583	SpringWorks Therapeutics Inc.*	149,194
1,292	Spyre Therapeutics Inc.*	25,452
1,333	Stoke Therapeutics Inc.*	10,464
3,512	Summit Therapeutics Inc.*	72,663
3,398	Sutro Biopharma Inc.*	5,403
3,089	Syndax Pharmaceuticals Inc.*	48,312
1,743	Tango Therapeutics Inc.*	3,608
5,968	Taysha Gene Therapies Inc.*	9,549
9,262	Tenaya Therapeutics Inc.*(a)	9,355
5,338	TG Therapeutics Inc.*	160,620
850	Tourmaline Bio Inc.*	11,127
3,142	Travere Therapeutics Inc., Class Preferred Shares*	67,239
1,462	TScan Therapeutics Inc.*	3,070
2,222	Twist Bioscience Corp.*	86,258
760	Tyra Biosciences Inc.*	8,900
3,414	Ultragenyx Pharmaceutical Inc.*	146,529
1,689	United Therapeutics Corp.*	540,564
707	Upstream Bio Inc.*(a)	5,607
1,388	UroGen Pharma Ltd.*	13,130
2,203	Vanda Pharmaceuticals Inc.*	10,486
34,359	Vaxcyte Inc.*	2,508,894
1,693	Vera Therapeutics Inc., Class A Shares*	50,671
2,951	Veracyte Inc.*	102,577
1,389	Verastem Inc.*	7,771
1,954	Vericel Corp.*	100,221
2,617	Verve Therapeutics Inc.*	16,566
4,282	Viking Therapeutics Inc.*	123,621
3,323	Vir Biotechnology Inc.*	27,880
2,788	Viridian Therapeutics Inc.*	43,298
1,953	Voyager Therapeutics Inc.*	7,968
7,901	X4 Pharmaceuticals Inc.*	3,122
788	XBiotech Inc.*	2,774
2,574	Xencor Inc.*	39,537
22,608	Xenon Pharmaceuticals Inc.*	836,948
322	XOMA Royalty Corp.*	7,309
1,519	Y-mAbs Therapeutics Inc.*	8,446
623	Zenas Biopharma Inc.*	4,367
2,160	Zentalis Pharmaceuticals Inc.*	4,471
2,264	Zura Bio Ltd., Class A Shares*(a)	3,079
2,037	Zymeworks Inc.*	27,296

	Total Biotechnology	30,348,901

Health Care Equipment & Supplies — 2.9%
124,322	Accuray Inc.*	249,887
4,502	Alphatec Holdings Inc.*	56,410
1,510	AngioDynamics Inc.*	14,028
1,452	Artivion Inc.*	36,895
21,673	AtriCure Inc.*	839,612
23,325	Avanos Medical Inc.*	351,041
1,622	AxoGen Inc.*	32,456
1,374	Bioventus Inc., Class A Shares*	13,932
480	Ceribell Inc.*	11,155
6,314	Cerus Corp.*	10,418

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Health Care Equipment & Supplies — 2.9% — (continued)
7,883	CONMED Corp.	$466,437
605	CVRx Inc.*	7,841
20,562	CytoSorbents Corp.*	21,796
7,785	DENTSPLY SIRONA Inc.	128,842
2,310	Embecta Corp.	31,185
2,214	Enovis Corp.*	85,571
6,495	Envista Holdings Corp.*	129,770
1,620	Fractyl Health Inc.*	2,527
15,193	Glaukos Corp.*	1,823,464
4,330	Globus Medical Inc., Class A Shares*	347,786
17,930	Haemonetics Corp.*	1,174,415
810	ICU Medical Inc.*	118,527
2,673	Inmode Ltd.*	50,039
990	Inogen Inc.*	8,247
1,151	Inspire Medical Systems Inc.*	213,614
1,274	Integer Holdings Corp.*	156,957
49,134	Integra LifeSciences Holdings Corp.*	1,140,400
236	iRadimed Corp.	12,723
18,426	iRhythm Technologies Inc.*	2,029,808
26,052	Lantheus Holdings Inc.*	2,444,199
759	LeMaitre Vascular Inc.	69,714
2,047	LivaNova PLC*	85,217
1,678	Masimo Corp.*	316,756
2,182	Merit Medical Systems Inc.*	222,651
8,188	Neogen Corp.*	82,289
507	NeuroPace Inc.*	6,566
1,335	Nevro Corp.*	7,636
4,313	Novocure Ltd.*	82,249
1,891	Omnicell Inc.*	71,971
84,219	OraSure Technologies Inc.*	293,082
943	Orchestra BioMed Holdings Inc.*	4,423
1,312	Orthofix Medical Inc.*	22,802
682	OrthoPediatrics Corp.*	15,836
1,891	Paragon 28 Inc.*	24,659
1,426	Penumbra Inc.*	407,037
1,690	PROCEPT BioRobotics Corp.*	108,735
1,660	Pulmonx Corp.*	14,309
793	Pulse Biosciences Inc.*(a)	14,520
9,272	QuidelOrtho Corp.*	370,787
1,360	RxSight Inc.*	38,570
143	Sanara Medtech Inc.*	4,961
172	Semler Scientific Inc.*	7,382
1,549	SI-BONE Inc.*	28,068
1,632	Sight Sciences Inc.*	4,325
1,849	STAAR Surgical Co.*	32,357
1,944	Stereotaxis Inc.*	4,005
560	Surmodics Inc.*	18,402
906	Tactile Systems Technology Inc.*	12,947
2,440	Tandem Diabetes Care Inc.*	54,022
3,666	Teleflex Inc.	486,661
1,323	TransMedics Group Inc.*	100,971
1,716	Treace Medical Concepts Inc.*	15,341
274	UFP Technologies Inc.*	62,360
72	Utah Medical Products Inc.	4,292
28,855	Varex Imaging Corp.*	371,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Health Care Equipment & Supplies — 2.9% — (continued)
29,251	Zimvie Inc.*	$388,161
811	Zynex Inc.*	5,847

	Total Health Care Equipment & Supplies	15,870,968

Health Care Providers & Services — 2.7%
32,518	Acadia Healthcare Co., Inc.*	974,890
2,358	Accolade Inc.*	16,435
3,787	AdaptHealth Corp., Class A Shares*	43,096
651	Addus HomeCare Corp.*	62,346
11,412	agilon health Inc.*	35,605
782	AirSculpt Technologies Inc.*	3,546
4,329	Alignment Healthcare Inc.*	67,922
1,284	Amedisys Inc.*	118,128
1,426	AMN Healthcare Services Inc.*	36,106
557	Ardent Health Partners Inc.*	8,166
1,627	Astrana Health Inc.*	41,293
2,000	Aveanna Healthcare Holdings Inc.*	8,520
2,027	BrightSpring Health Services Inc.*	39,081
7,084	Brookdale Senior Living Inc.*	40,379
1,005	Castle Biosciences Inc.*	21,788
574	Chemed Corp.	344,859
5,286	Community Health Systems Inc.*	15,911
4,453	Concentra Group Holdings Parent Inc.	100,549
1,008	CorVel Corp.*	111,152
1,226	Cross Country Healthcare Inc.*	21,038
1,845	DaVita Inc.*	272,839
3,686	DocGo Inc.*	11,390
20,494	Encompass Health Corp.	2,052,269
2,014	Enhabit Inc.*	16,857
2,131	Ensign Group Inc. (The)	275,219
726	Fulgent Genetics Inc.*	11,217
6,656	GeneDx Holdings Corp., Class A Shares*	684,570
4,669	Guardant Health Inc.*	198,666
16,394	HealthEquity Inc.*	1,799,405
4,873	Henry Schein Inc.*	351,684
7,234	Hims & Hers Health Inc.*	326,181
589	InfuSystem Holdings Inc.*	4,700
722	Innovage Holding Corp.*	2,347
424	Joint Corp. (The)*	4,812
5,053	LifeStance Health Group Inc.*	39,363
2,305	ModivCare Inc.*	7,607
3,319	Molina Healthcare Inc.*	999,417
2,009	Nano-X Imaging Ltd.*(a)	12,436
474	National HealthCare Corp.	44,163
496	National Research Corp.	7,237
4,786	NeoGenomics Inc.*	47,812
13,691	OPKO Health Inc.*	23,822
69,755	Option Care Health Inc.*	2,336,792
2,933	Owens & Minor Inc.*	28,098
1,605	PACS Group Inc.*	20,913
34,155	Patterson Cos., Inc.	1,063,587
61,777	Pediatrix Medical Group Inc.*	912,446
1,223	Pennant Group Inc. (The)*	27,848
2,933	Performant Financial Corp.*	8,418
3,714	Premier Inc., Class A Shares	67,521

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Health Care Providers & Services — 2.7% — (continued)
3,794	Privia Health Group Inc.*	$94,736
3,324	Progyny Inc.*	74,890
1,232	Quipt Home Medical Corp.*	3,252
2,534	RadNet Inc.*	140,561
4,130	Select Medical Holdings Corp.	75,125
2,883	Surgery Partners Inc.*	69,423
4,583	Talkspace Inc.*	13,107
3,679	Tenet Healthcare Corp.*	465,725
2,216	Universal Health Services Inc., Class B Shares	388,354
555	US Physical Therapy Inc.	44,966
1,122	Viemed Healthcare Inc.*	8,796

	Total Health Care Providers & Services	15,149,381

Health Care Technology — 0.1%
5,075	Certara Inc.*	60,798
2,148	Definitive Healthcare Corp., Class A Shares*	6,938
4,705	Doximity Inc., Class A Shares*	331,703
4,329	Evolent Health Inc., Class A Shares*	38,918
2,001	Health Catalyst Inc.*	9,345
873	HealthStream Inc.	29,481
1,315	LifeMD Inc.*	6,917
765	OptimizeRx Corp.*	3,963
2,350	Phreesia Inc.*	62,369
2,091	Schrodinger Inc.*	46,650
547	Simulations Plus Inc.	15,852
6,358	Teladoc Health Inc.*	60,782
2,441	Waystar Holding Corp.*	106,110

	Total Health Care Technology	779,826

Life Sciences Tools & Services — 1.4%
3,936	10X Genomics Inc., Class A Shares*	42,076
4,300	Adaptive Biotechnologies Corp.*	35,518
1,850	Akoya Biosciences Inc.*	3,015
67,754	Avantor Inc.*	1,131,492
1,860	Azenta Inc.*	81,133
1,364	BioLife Solutions Inc.*	32,736
4,275	Bio-Rad Laboratories Inc., Class A Shares*	1,133,559
25,258	Bio-Techne Corp.	1,559,681
4,180	Bruker Corp.	197,380
5,860	Charles River Laboratories International Inc.*	968,717
2,063	ChromaDex Corp.*	11,635
2,694	Codexis Inc.*	8,190
1,543	CryoPort Inc.*	8,594
4,520	Cytek Biosciences Inc.*	20,295
3,388	Fortrea Holdings Inc.*	46,924
5,710	Harvard Bioscience Inc.*	4,816
6,991	ICON PLC, ADR*	1,328,430
789	Lifecore Biomedical Inc.*	4,608
4,400	Maravai LifeSciences Holdings Inc., Class A Shares*	14,168
3,837	MaxCyte Inc.*	12,816
983	Medpace Holdings Inc.*	321,756
208	Mesa Laboratories Inc.	28,991
2,597	Nautilus Biotechnology Inc., Class A Shares*	3,376
2,956	OmniAb Inc.*	10,287
234	OmniAb Inc., (Cost — $0, acquired 11/3/22), Class CR3 Shares*(b)(c)(d)	—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Life Sciences Tools & Services — 1.4% — (continued)
234	OmniAb Inc., (Cost — $0, acquired 11/3/22), Class CR4 Shares*(b)(c)(d)	$—
10,144	Pacific Biosciences of California Inc.*(a)	14,709
8,402	QIAGEN NV*	322,637
1,361	Quanterix Corp.*	10,330
4,548	Quantum-Si Inc.*	6,276
2,155	Repligen Corp.*	343,205
5,684	Sotera Health Co.*	70,879
132,726	Standard BioTools Inc.*	141,353

	Total Life Sciences Tools & Services	7,919,582

Pharmaceuticals — 0.7%
1,323	Alto Neuroscience Inc.*	3,704
656	Alumis Inc.*(a)	3,050
87,553	Amneal Pharmaceuticals Inc.*	759,084
1,448	Amphastar Pharmaceuticals Inc.*	41,167
685	ANI Pharmaceuticals Inc.*	42,395
2,797	Aquestive Therapeutics Inc.*	7,832
2,409	Arvinas Inc.*	42,639
3,220	Atea Pharmaceuticals Inc.*	9,757
3,660	Avadel Pharmaceuticals PLC*	28,951
1,410	Axsome Therapeutics Inc.*	179,831
813	Biote Corp., Class A Shares*	3,553
1,775	Cassava Sciences Inc.*	4,260
1,004	CinCor Pharma Inc.*(c)	3,353
1,236	Collegium Pharmaceutical Inc.*	35,906
324	Contineum Therapeutics Inc., Class A Shares*	2,281
3,155	Corcept Therapeutics Inc.*	191,130
2,788	CorMedix Inc.*	28,884
2,839	Edgewise Therapeutics Inc.*	74,297
19,290	Elanco Animal Health Inc.*	215,469
1,306	Enliven Therapeutics Inc.*	27,204
6,941	Esperion Therapeutics Inc.*	11,800
2,092	Evolus Inc.*	30,522
2,520	EyePoint Pharmaceuticals Inc.*	15,800
2,335	Fulcrum Therapeutics Inc.*	8,383
1,432	Harmony Biosciences Holdings Inc.*	48,473
1,163	Harrow Inc.*	32,657
1,904	Innoviva Inc.*	34,120
3,981	Intra-Cellular Therapies Inc.*	510,364
2,362	Jazz Pharmaceuticals PLC*	339,018
709	Ligand Pharmaceuticals Inc.*	86,661
2,788	Liquidia Corp.*	43,186
447	MBX Biosciences Inc.*(a)	4,291
442	MediWound Ltd.*	7,337
3,086	Mind Medicine MindMed Inc.*	20,738
6,609	Nektar Therapeutics, Class A Shares*	5,552
3,105	Neumora Therapeutics Inc.*	4,844
6,179	Nuvation Bio Inc.*	12,173
5,901	Ocular Therapeutix Inc.*	42,133
2,109	Omeros Corp.*	17,737
10,064	Organon & Co.	150,054
1,718	Pacira BioSciences Inc.*	41,318
5,256	Perrigo Co. PLC	152,424
1,403	Phathom Pharmaceuticals Inc.*	7,745
789	Phibro Animal Health Corp., Class A Shares	17,942

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 13.3% — (continued)

Pharmaceuticals — 0.7% — (continued)
2,130	Pliant Therapeutics Inc.*	$7,327
1,962	Prestige Consumer Healthcare Inc.*	166,279
366	Rapport Therapeutics Inc.*	3,671
2,404	Scilex Holding Co.*(b)	567
1,052	scPharmaceuticals Inc.*	3,451
717	Septerna Inc.*(a)	4,639
1,907	SIGA Technologies Inc.	10,469
1,867	Supernus Pharmaceuticals Inc.*	59,856
1,390	Tarsus Pharmaceuticals Inc.*	61,827
2,404	Terns Pharmaceuticals Inc.*	8,871
1,412	Theravance Biopharma Inc.*	13,202
866	Third Harmonic Bio Inc.*	2,988
2,218	Trevi Therapeutics Inc.*	10,025
2,805	Ventyx Biosciences Inc.*	4,432
8,130	Veru Inc.*	4,225
3,529	WaVe Life Sciences Ltd.*	37,301
5,349	Xeris Biopharma Holdings Inc.*	20,487
2,080	Zevra Therapeutics Inc.*	16,661

	Total Pharmaceuticals	3,786,297

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%@
1,045	AstraZeneca PLC*(b)(c)	324
2,089	Novartis AG*(b)(c)	1,755

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,079

	TOTAL HEALTH CARE	73,857,034

INDUSTRIALS — 19.8%

Aerospace & Defense — 1.3%
1,338	AAR Corp.*	86,997
1,107	Aerovironment Inc.*	165,629
1,142	AerSale Corp.*	7,994
9,093	Archer Aviation Inc., Class A Shares*	80,746
1,028	Astronics Corp.*	20,570
3,593	BWX Technologies Inc.	373,564
693	Byrna Technologies Inc.*	17,831
1,167	Cadre Holdings Inc.	39,235
1,475	Curtiss-Wright Corp.	474,449
490	Ducommun Inc.*	28,724
1,989	Eve Holding Inc.*(a)	8,175
3,111	Hexcel Corp.	197,144
1,501	Huntington Ingalls Industries Inc.	263,546
1,448	Intuitive Machines Inc., Class A Shares*	21,112
2,680	Karman Holdings Inc.*	84,527
5,806	Kratos Defense & Security Solutions Inc.*	153,220
2,796	Leonardo DRS Inc.*	85,138
1,147	Loar Holdings Inc.*	83,353
24,601	Mercury Systems Inc.*	1,092,530
7,692	Moog Inc., Class A Shares	1,311,409
183	National Presto Industries Inc.*	18,618
809	Park Aerospace Corp.	11,188
1,016	Redwire Corp.*(a)	14,194
59,230	Rocket Lab USA Inc.*	1,213,623
4,416	Spirit AeroSystems Holdings Inc., Class A Shares*	154,118
2,656	Standardaero Inc.*(a)	74,979
7,330	Textron Inc.	547,771

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Aerospace & Defense — (continued)
2,745	Triumph Group Inc.*	$69,668
531	V2X Inc.*	24,915
624	Virgin Galactic Holdings Inc.*	2,371
2,319	Woodward Inc.	438,279

	Total Aerospace & Defense	7,165,617

Air Freight & Logistics — 0.5%
1,940	Air Transport Services Group Inc.*	43,320
21,373	CH Robinson Worldwide Inc.	2,171,924
941	Forward Air Corp.*	21,144
4,506	GXO Logistics Inc.*	177,627
2,453	Hub Group Inc., Class A Shares	100,818
1,467	Radiant Logistics Inc.*	9,917

	Total Air Freight & Logistics	2,524,750

Building Products — 1.4%
2,606	AAON Inc.	200,141
2,712	Advanced Drainage Systems Inc.	302,090
3,383	Allegion PLC	435,426
582	American Woodmark Corp.*	36,131
4,584	AO Smith Corp.	304,744
837	Apogee Enterprises Inc.	40,126
1,680	Armstrong World Industries Inc.	258,149
5,494	AZEK Co., Inc. (The), Class A Shares*	257,394
1,103	AZZ Inc.	106,009
4,555	Builders FirstSource Inc.*	633,100
633	CSW Industrials Inc.	193,755
4,763	Fortune Brands Innovations Inc.	308,261
1,171	Gibraltar Industries Inc.*	76,946
1,453	Griffon Corp.	105,110
5,429	Hayward Holdings Inc.*	78,666
642	Insteel Industries Inc.	18,066
5,582	Janus International Group Inc.*	45,158
3,402	JELD-WEN Holding Inc.*	18,711
1,240	Lennox International Inc.	745,302
5,199	Masterbrand Inc.*	72,734
3,377	Owens Corning	520,193
1,653	Quanex Building Products Corp.	31,886
95,895	Resideo Technologies Inc.*	1,842,143
1,639	Simpson Manufacturing Co., Inc.	269,452
852	Tecnoglass Inc.	62,758
4,132	Trex Co., Inc.*	254,903
2,351	UFP Industries Inc.	251,557
5,498	Zurn Elkay Water Solutions Corp.	194,794

	Total Building Products	7,663,705

Commercial Services & Supplies — 2.1%
27,753	ABM Industries Inc.	1,507,820
3,556	ACCO Brands Corp.	16,607
5,588	ACV Auctions Inc., Class A Shares*	89,743
2,213	BrightView Holdings Inc.*	29,698
1,681	Brink’s Co. (The)	158,081
27,986	Casella Waste Systems Inc., Class A Shares*	3,134,992
1,131	CECO Environmental Corp.*	28,139
649	Cimpress PLC*	31,204

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Commercial Services & Supplies — 2.1% — (continued)
5,557	Clean Harbors Inc.*	$1,186,697
4,532	CoreCivic Inc.*	85,020
1,777	Deluxe Corp.	29,249
2,236	Driven Brands Holdings Inc.*	39,197
939	Ennis Inc.	19,907
103,702	Enviri Corp.*	674,063
4,822	GEO Group Inc. (The)*	131,930
2,707	Healthcare Services Group Inc.*	28,423
1,860	HNI Corp.	86,657
2,171	Interface Inc., Class A Shares	43,919
5,277	LanzaTech Global Inc.*	4,216
782	Liquidity Services Inc.*	26,181
1,140	Matthews International Corp., Class A Shares	28,409
51,308	MillerKnoll Inc.	1,103,122
1,202	Montrose Environmental Group Inc.*	23,355
1,414	MSA Safety Inc.	231,472
477	NL Industries Inc.	3,277
84,668	OPENLANE Inc.*	1,888,096
698	Perma-Fix Environmental Services Inc.*	5,612
4,876	Pitney Bowes Inc.	52,807
764	Pursuit Attractions and Hospitality Inc.*	30,331
1,177	Quad/Graphics Inc.	7,392
796	Quest Resource Holding Corp.*	3,638
3,548	Steelcase Inc., Class A Shares	43,144
10,307	Tetra Tech Inc.	300,861
604	UniFirst Corp.	129,812
5,470	Vestis Corp.	64,820
459	Virco Mfg. Corp.	4,719
667	VSE Corp.	79,040

	Total Commercial Services & Supplies	11,351,650

Construction & Engineering — 2.9%
5,174	AECOM	517,659
1,214	Ameresco Inc., Class A Shares*	14,325
8,737	API Group Corp.*	343,102
16,273	Arcosa Inc.	1,364,979
472	Argan Inc.	61,535
487	Bowman Consulting Group Ltd.*	10,081
888	Centuri Holdings Inc.*(a)	15,407
11,638	Comfort Systems USA Inc.	4,228,434
834	Concrete Pumping Holdings Inc.	5,454
1,651	Construction Partners Inc., Class A Shares*	119,796
1,128	Dycom Industries Inc.*	184,834
1,777	EMCOR Group Inc.	726,633
2,045	Everus Construction Group Inc.*	85,072
68,362	Fluor Corp.*	2,599,807
1,708	Granite Construction Inc.	141,047
2,542	Great Lakes Dredge & Dock Corp.*	21,582
311	IES Holdings Inc.*	55,461
387	Limbach Holdings Inc.*	32,121
11,958	MasTec Inc.*	1,561,595
966	Matrix Service Co.*	12,056
607	MYR Group Inc.*	74,491
345	Northwest Pipe Co.*	15,204
2,083	Orion Group Holdings Inc.*	14,831

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Construction & Engineering — (continued)
12,208	Primoris Services Corp.	$875,802
1,143	Sterling Infrastructure Inc.*	145,401
1,751	Tutor Perini Corp.*	51,462
770	Valmont Industries Inc.	268,245
82,861	WillScot Holdings Corp.*	2,730,270

	Total Construction & Engineering	16,276,686

Electrical Equipment — 1.4%
1,191	Acuity Brands Inc.	353,882
552	Allient Inc.	13,734
1,321	American Superconductor Corp.*	30,000
5,725	Array Technologies Inc.*	30,228
1,357	Atkore Inc.	83,455
139,112	Babcock & Wilcox Enterprises Inc.*	150,241
3,902	Blink Charging Co.*	3,980
41,478	Bloom Energy Corp., Class A Shares*(a)	996,302
16,407	ChargePoint Holdings Inc.*(a)	10,925
5,000	Energy Vault Holdings Inc.*	6,800
1,531	EnerSys	155,381
6,241	Enovix Corp.*	55,670
2,291	Fluence Energy Inc., Class A Shares*	13,105
4,089	Freyr Battery Inc.*(a)	6,256
693	FuelCell Energy Inc.*	3,999
2,309	Generac Holdings Inc.*	314,370
9,573	GrafTech International Ltd.*	11,200
5,642	Hyliion Holdings Corp.*	9,450
1,058	LSI Industries Inc.	19,562
250	NANO Nuclear Energy Inc.*(a)	7,197
723	Net Power Inc.*	5,242
40,097	NEXTracker Inc., Class A Shares*	1,765,070
3,209	NuScale Power Corp.*(a)	55,163
6,389	nVent Electric PLC	385,512
30,213	Plug Power Inc.*(a)	48,643
363	Powell Industries Inc.	61,605
90	Preformed Line Products Co.	11,725
21,684	Regal Rexnord Corp.	2,805,910
5,934	Sensata Technologies Holding PLC	171,196
4,932	SES AI Corp.*(a)	3,272
6,364	Shoals Technologies Group Inc., Class A Shares*	19,283
5,749	Stem Inc.*	2,469
8,232	Sunrun Inc.*	59,682
1,269	Thermon Group Holdings Inc.*	37,435
3,229	TPI Composites Inc.*	3,649
848	Vicor Corp.*	53,704

	Total Electrical Equipment	7,765,297

Ground Transportation — 1.0%
16,275	ArcBest Corp.	1,281,982
658	Avis Budget Group Inc.*	51,989
636	Covenant Logistics Group Inc., Class A Shares	16,008
3,808	FTAI Infrastructure Inc.	22,239
1,639	Heartland Express Inc.	16,914
4,870	Hertz Global Holdings Inc.*	20,308
6,114	Knight-Swift Transportation Holdings Inc., Class A Shares	308,390
1,359	Landstar System Inc.	215,809

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Ground Transportation — 1.0% — (continued)
14,620	Lyft Inc., Class A Shares*	$195,031
2,062	Marten Transport Ltd.	30,353
234	PAMT CORP*	3,044
511	Proficient Auto Logistics Inc.*	5,345
6,053	RXO Inc.*	123,905
1,636	Ryder System Inc.	269,073
5,238	Saia Inc.*	2,144,647
1,833	Schneider National Inc., Class B Shares	48,354
3,879	U-Haul Holding Co.	238,752
412	U-Haul Holding Co.*	28,531
261	Universal Logistics Holdings Inc.	7,099
2,582	Werner Enterprises Inc.	84,070
4,422	XPO Inc.*	543,729

	Total Ground Transportation	5,655,572

Industrial Conglomerates — 0.0%@
1,038	Brookfield Business Corp., Class A Shares	28,628

Machinery — 4.3%
4,654	374Water Inc.*	1,597
4,809	3D Systems Corp.*	16,303
2,443	AGCO Corp.	236,898
382	Alamo Group Inc.	66,842
1,201	Albany International Corp., Class A Shares	91,961
3,342	Allison Transmission Holdings Inc.	340,049
862	Astec Industries Inc.	30,670
3,154	Atmus Filtration Technologies Inc.	125,529
1,211	Blue Bird Corp.*	42,555
1,671	Chart Industries Inc.*	318,409
84,072	CNH Industrial NV	1,082,847
1,031	Columbus McKinnon Corp.	17,970
1,187	Commercial Vehicle Group Inc.*	2,469
1,892	Crane Co.	308,377
4,644	Donaldson Co., Inc.	320,854
837	Douglas Dynamics Inc.	22,632
273	Eastern Co. (The)	7,671
2,126	Energy Recovery Inc.*	31,805
2,055	Enerpac Tool Group Corp., Class A Shares	95,085
791	Enpro Inc.	144,025
2,214	Esab Corp.	277,414
992	ESCO Technologies Inc.	163,561
2,362	Federal Signal Corp.	191,983
5,157	Flowserve Corp.	283,841
1,708	Franklin Electric Co., Inc.	174,472
61,988	Gates Industrial Corp. PLC*	1,341,420
401	Gencor Industries Inc.*	5,229
720	Gorman-Rupp Co. (The)	27,461
6,470	Graco Inc.	563,343
421	Graham Corp.*	14,242
1,278	Greenbrier Cos., Inc. (The)	71,824
11,940	Helios Technologies Inc.	471,033
2,733	Hillenbrand Inc.	81,717
7,379	Hillman Solutions Corp.*	72,019
452	Hyster-Yale Inc.	22,971
20,999	ITT Inc.	2,965,899

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Machinery — 4.3% — (continued)
12,841	JBT Marel Corp.	$1,695,012
461	Kadant Inc.	172,635
3,013	Kennametal Inc.	66,678
327	LB Foster Co., Class A Shares*	8,976
2,135	Lincoln Electric Holdings Inc.	441,283
453	Lindsay Corp.	59,850
1,171	Luxfer Holdings PLC, ADR	14,286
1,152	Manitowoc Co., Inc. (The)*	11,923
556	Mayville Engineering Co., Inc.*	8,312
11,971	Middleby Corp. (The)*	1,980,123
420	Miller Industries Inc.	24,326
4,386	Mueller Industries Inc.	351,669
22,202	Mueller Water Products Inc., Class A Shares	571,924
2,153	NN Inc.*	6,567
2,195	Nordson Corp.	461,587
108	Omega Flex Inc.	3,846
15,595	Oshkosh Corp.	1,595,368
333	Park-Ohio Holdings Corp.	8,059
22,273	Pentair PLC	2,098,117
954	Proto Labs Inc.*	38,046
1,099	RBC Bearings Inc.*	394,761
1,967	REV Group Inc.	59,994
1,310	Shyft Group Inc. (The)	13,126
2,001	Snap-on Inc.	682,681
5,359	SPX Technologies Inc.*	780,538
452	Standex International Corp.	84,063
99,334	Stratasys Ltd.*	1,049,960
100	Taylor Devices Inc.*	3,357
705	Tennant Co.	61,025
2,583	Terex Corp.	105,128
2,496	Timken Co. (The)	202,176
1,948	Titan International Inc.*	16,597
3,970	Toro Co. (The)	318,434
3,323	Trinity Industries Inc.	103,312
5,282	Twin Disc Inc.	45,531
1,794	Wabash National Corp.	21,008
1,040	Watts Water Technologies Inc., Class A Shares	223,163
1,200	Worthington Enterprises Inc.	50,388

	Total Machinery	23,866,806

Marine Transportation — 0.1%
1,644	Costamare Inc.	16,736
1,622	Genco Shipping & Trading Ltd.	23,162
4,919	Golden Ocean Group Ltd.	47,714
1,059	Himalaya Shipping Ltd.*	5,771
2,230	Kirby Corp.*	232,411
1,238	Matson Inc.	178,359
1,037	Pangaea Logistics Solutions Ltd.	5,309
2,124	Safe Bulkers Inc.	7,944

	Total Marine Transportation	517,406

Passenger Airlines — 0.2%
4,957	Alaska Air Group Inc.*	358,292
583	Allegiant Travel Co.	42,850
25,318	American Airlines Group Inc.*	363,313

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Passenger Airlines — 0.2% — (continued)
2,589	Blade Air Mobility Inc.*	$8,751
1,629	Frontier Group Holdings Inc.*	11,729
12,963	JetBlue Airways Corp.*	84,519
16,382	Joby Aviation Inc.*	114,674
1,531	SkyWest Inc.*	151,431
1,505	Sun Country Airlines Holdings Inc.*	24,246
3,734	Wheels Up Experience Inc.*	4,518

	Total Passenger Airlines	1,164,323

Professional Services — 2.3%
118,185	Alight Inc., Class A Shares	807,204
986	Asure Software Inc.*	10,343
943	Barrett Business Services Inc.	37,956
942	BlackSky Technology Inc., Class A Shares*	13,631
864	CACI International Inc., Class A Shares*	289,310
1,839	CBIZ Inc.*	143,755
15,955	Clarivate PLC*	68,447
1,852	Concentrix Corp.	83,636
271,382	Conduent Inc.*	960,692
251	CRA International Inc.	48,481
1,138	CSG Systems International Inc.	73,173
5,892	Dayforce Inc.*	365,245
11,711	Dun & Bradstreet Holdings Inc.	106,219
6,034	ExlService Holdings Inc.*	292,347
1,916	Exponent Inc.	162,209
2,257	First Advantage Corp.*	33,765
386	Forrester Research Inc.*	4,277
392	Franklin Covey Co.*	12,536
1,360	FTI Consulting Inc.*	225,216
6,780	Genpact Ltd.	360,832
767	Heidrick & Struggles International Inc.	31,439
213	HireQuest Inc.	3,229
660	Huron Consulting Group Inc.*	100,624
307	IBEX Holdings Ltd.*	7,770
725	ICF International Inc.	57,463
1,037	Innodata Inc.*	54,671
1,390	Insperity Inc.	122,278
50,884	KBR Inc.	2,494,842
1,238	Kelly Services Inc., Class A Shares	16,676
668	Kforce Inc.	33,480
2,006	Korn Ferry	131,694
5,156	Legalzoom.com Inc.*	52,385
1,992	ManpowerGroup Inc.	114,799
2,280	Maximus Inc.	148,656
777	Mistras Group Inc.*	7,646
2,172	NV5 Global Inc.*	39,205
1,745	Parsons Corp.*	101,594
3,134	Paycor HCM Inc.*	69,982
1,663	Paylocity Holding Corp.*	339,734
7,971	Planet Labs PBC*	36,826
84	Resolute Holdings Management Inc.*	3,933
1,137	Resources Connection Inc.	8,277
24,247	Robert Half Inc.	1,432,755
1,890	Science Applications International Corp.	186,713
793	Spire Global Inc.*(a)	9,048

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 19.8% — (continued)

Professional Services — 2.3% — (continued)
1,228	TriNet Group Inc.	$90,516
920	TrueBlue Inc.*	5,778
988	TTEC Holdings Inc.	3,339
4,831	Upwork Inc.*	76,958
6,303	Verra Mobility Corp., Class A Shares*	144,276
479	Willdan Group Inc.*	15,663
46,495	WNS Holdings Ltd.*	2,644,171

	Total Professional Services	12,685,694

Trading Companies & Distributors — 2.3%
26,103	AerCap Holdings NV	2,691,219
4,001	Air Lease Corp., Class A Shares	191,728
1,046	Alta Equipment Group Inc.	5,732
6,168	Applied Industrial Technologies Inc.	1,545,577
2,380	Beacon Roofing Supply Inc.*	274,700
316	BlueLinx Holdings Inc.*	25,081
1,471	Boise Cascade Co.	152,484
33,543	Core & Main Inc., Class A Shares*	1,711,028
1,832	Custom Truck One Source Inc.*	8,116
434	Distribution Solutions Group Inc.*	12,794
3,942	DNOW Inc.*	62,993
477	DXP Enterprises Inc.*	43,154
261	EVI Industries Inc.	4,521
29,683	FTAI Aviation Ltd.	3,820,499
1,350	GATX Corp.	225,517
459	Global Industrial Co.	10,764
1,594	GMS Inc.*	126,898
1,309	H&E Equipment Services Inc.(a)	125,533
1,074	Herc Holdings Inc.	154,097
1,643	Hudson Technologies Inc.*	9,464
224	Karat Packaging Inc.	6,700
973	McGrath RentCorp	118,706
3,140	MRC Global Inc.*	38,214
1,858	MSC Industrial Direct Co., Inc., Class A Shares	149,309
2,375	Rush Enterprises Inc., Class A Shares	138,510
289	Rush Enterprises Inc., Class B Shares	16,456
1,708	SiteOne Landscape Supply Inc.*	215,737
751	Titan Machinery Inc.*	12,910
336	Transcat Inc.*	26,719
1,338	Watsco Inc.	674,794
1,648	WESCO International Inc.	297,415
106	Willis Lease Finance Corp.	21,438
1,809	Xometry Inc., Class A Shares*	49,422

	Total Trading Companies & Distributors	12,968,229

Transportation Infrastructure — 0.0%@
429	Sky Harbour Group Corp., Class A Shares*	4,732

	TOTAL INDUSTRIALS	109,639,095

INFORMATION TECHNOLOGY — 16.1%

Communications Equipment — 2.5%
3,184	ADTRAN Holdings Inc.*	33,655
1,545	Applied Optoelectronics Inc.*	33,774
458	Aviat Networks Inc.*	9,586
24,448	Calix Inc.*	905,065

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.1% — (continued)

Communications Equipment — 2.5% — (continued)
39,656	Ciena Corp.*	$3,155,428
426	Clearfield Inc.*	13,807
9,445	CommScope Holding Co., Inc.*	59,976
1,322	Digi International Inc.*	40,374
4,916	Extreme Networks Inc.*	75,952
13,034	F5 Inc.*	3,811,533
13,975	Harmonic Inc.*	144,082
7,772	Infinera Corp.*(a)	51,606
12,822	Juniper Networks Inc.	464,156
19,994	Lumentum Holdings Inc.*	1,406,178
1,098	NETGEAR Inc.*	28,877
2,578	NetScout Systems Inc.*	57,979
318,846	Ribbon Communications Inc.*	1,504,953
158	Ubiquiti Inc.	53,987
118,171	ViaSat Inc.*	1,032,815
66,723	Viavi Solutions Inc.*	745,963

	Total Communications Equipment	13,629,746

Electronic Equipment, Instruments & Components — 2.6%
1,798	908 Devices Inc.*	4,028
1,421	Advanced Energy Industries Inc.	163,657
794	Aeva Technologies Inc.*	2,843
3,567	Arlo Technologies Inc.*	51,293
2,022	Arrow Electronics Inc.*	218,518
23,013	Avnet Inc.	1,163,077
1,114	Badger Meter Inc.	234,308
83	Bel Fuse Inc., Class A Shares	6,765
386	Bel Fuse Inc., Class B Shares	32,389
10,086	Belden Inc.	1,109,763
1,353	Benchmark Electronics Inc.	54,066
168	Climb Global Solutions Inc.	20,595
6,749	Cognex Corp.	221,367
9,655	Coherent Corp.*	725,959
1,860	Crane NXT Co.	103,825
1,114	CTS Corp.	49,751
1,404	Daktronics Inc.*	21,425
1,102	ePlus Inc.*	70,947
4,863	Evolv Technologies Holdings Inc.*	17,215
7,650	Fabrinet*	1,530,383
777	FARO Technologies Inc.*	24,833
708	Ingram Micro Holding Corp.*	15,264
67,884	Innoviz Technologies Ltd.*	50,173
1,033	Insight Enterprises Inc.*	158,958
10,262	IPG Photonics Corp.*	597,146
9,320	Itron Inc.*	1,014,855
4,321	Jabil Inc.	669,409
875	Kimball Electronics Inc.*	15,768
3,339	Knowles Corp.*	55,394
4,849	Lightwave Logic Inc.*	5,867
934	Littelfuse Inc.	216,791
1,435	Methode Electronics Inc.	15,641
8,847	MicroVision Inc.*	12,828
7,804	Mirion Technologies Inc., Class A Shares*	121,196
1,313	Napco Security Technologies Inc.	32,247
30,194	nLight Inc.*	276,879

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.1% — (continued)

Electronic Equipment, Instruments & Components — 2.6% — (continued)
1,355	Novanta Inc.*	$195,987
7,729	OSI Systems Inc.*	1,593,797
1,604	Ouster Inc.*	13,241
1,279	PAR Technology Corp.*	87,880
553	PC Connection Inc.	35,281
1,016	Plexus Corp.*	135,047
3,728	Powerfleet Inc.*	26,282
409	Richardson Electronics Ltd.	5,399
714	Rogers Corp.*	57,077
2,124	Sanmina Corp.*	173,998
954	ScanSource Inc.*	34,926
7,000	SmartRent Inc., Class A Shares*	8,680
14,357	TD SYNNEX Corp.	1,973,944
1,636	Teledyne Technologies Inc.*	842,573
3,819	TTM Technologies Inc.*	92,076
5,247	Vishay Intertechnology Inc.	89,934
436	Vishay Precision Group Inc.*	10,263
5,899	Vontier Corp.	220,328

	Total Electronic Equipment, Instruments & Components	14,682,136

IT Services — 1.8%
4,440	Amdocs Ltd.	387,390
7,292	Applied Digital Corp.*	58,336
1,654	ASGN Inc.*	111,447
1,475	Backblaze Inc., Class A Shares*	9,646
3,807	BigBear.ai Holdings Inc.*	19,644
2,700	BigCommerce Holdings Inc.*	19,116
1,542	Couchbase Inc.*	27,216
2,543	DigitalOcean Holdings Inc.*	108,968
6,947	DXC Technology Co.*	127,616
5,564	Fastly Inc., Class A Shares*	37,891
1,639	Globant SA*	246,719
2,206	Grid Dynamics Holdings Inc.*	41,517
959	Hackett Group Inc. (The)	29,134
1,768	Information Services Group Inc.	5,534
139,446	Kyndryl Holdings Inc.*	5,310,104
2,984	Rackspace Technology Inc.*	7,072
342	Tucows Inc., Class A Shares*	6,796
108,417	Unisys Corp.*	467,277
14,161	Wix.com Ltd.*	2,841,971

	Total IT Services	9,863,394

Semiconductors & Semiconductor Equipment — 3.3%
1,904	ACM Research Inc., Class A Shares*	49,390
1,161	Aehr Test Systems*(a)	11,192
4,966	Allegro MicroSystems Inc.*	110,742
889	Alpha & Omega Semiconductor Ltd.*	26,919
1,424	Ambarella Inc.*	87,476
45,092	Amkor Technology Inc.	951,441
5,614	Astera Labs Inc.*	417,401
1,213	Axcelis Technologies Inc.*	66,460
16,366	CEVA Inc.*	560,699
2,061	Cirrus Logic Inc.*	214,777
1,822	Cohu Inc.*	35,821
18,523	Credo Technology Group Holding Ltd.*	1,022,099

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.1% — (continued)

Semiconductors & Semiconductor Equipment — 3.3% — (continued)
1,755	Diodes Inc.*	$86,662
1,101	Everspin Technologies Inc.*	6,210
34,675	FormFactor Inc.*	1,154,678
1,236	Ichor Holdings Ltd.*	36,202
926	Impinj Inc.*	89,507
120,851	indie Semiconductor Inc., Class A Shares*(a)	363,762
2,053	Kulicke & Soffa Industries Inc.	78,568
5,337	Lattice Semiconductor Corp.*	332,709
15,884	MACOM Technology Solutions Holdings Inc.*	1,837,143
2,997	MaxLinear Inc., Class A Shares*	43,786
2,586	MKS Instruments Inc.	237,447
4,723	Navitas Semiconductor Corp., Class A Shares*	11,524
165	NVE Corp.	11,359
5,208	Onto Innovation Inc.*	758,597
1,170	PDF Solutions Inc.*	26,348
1,971	Penguin Solutions Inc.*	39,282
2,304	Photronics Inc.*	48,015
2,173	Power Integrations Inc.	132,118
3,624	Qorvo Inc.*	263,429
628	QuickLogic Corp.*	3,862
59,799	Rambus Inc.*	3,342,166
5,961	Rigetti Computing Inc.*	50,430
46,795	Semtech Corp.*	1,787,101
10,394	Silicon Laboratories Inc.*	1,458,278
703	SiTime Corp.*	109,070
1,020	SkyWater Technology Inc.*	9,517
1,491	Synaptics Inc.*	98,615
1,665	Ultra Clean Holdings Inc.*	40,959
1,834	Universal Display Corp.	281,739
74,755	Veeco Instruments Inc.*	1,662,551
100,834	Wolfspeed Inc.*(a)	582,821

	Total Semiconductors & Semiconductor Equipment	18,538,872

Software — 5.7%
4,737	8x8 Inc.*	11,842
3,026	A10 Networks Inc.	62,911
23,619	ACI Worldwide Inc.*	1,354,550
69,182	Adeia Inc.	1,087,541
845	Agilysys Inc.*	68,437
1,818	Alarm.com Holdings Inc.*	105,608
2,213	Alkami Technology Inc.*	68,249
2,062	Altair Engineering Inc., Class A Shares*	230,119
2,807	Amplitude Inc., Class A Shares*	35,340
868	Appfolio Inc., Class A Shares*	186,186
1,525	Appian Corp., Class A Shares*	49,517
996	Arteris Inc.*	9,064
3,176	Asana Inc., Class A Shares*	61,138
1,036	Aspen Technology Inc.*	274,799
270	AudioEye Inc.*	3,513
37,508	Aurora Innovation Inc., Class A Shares*	272,683
4,830	AvePoint Inc.*	72,160
5,544	Bentley Systems Inc., Class B Shares	243,382
3,899	BILL Holdings Inc.*	215,225
4,799	Bit Digital Inc.*	11,806
1,634	Blackbaud Inc.*	108,007

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.1% — (continued)

Software — 5.7% — (continued)
2,170	BlackLine Inc.*	$104,811
8,582	Blend Labs Inc., Class A Shares*	26,862
20,225	Box Inc., Class A Shares*	661,358
28,834	Braze Inc., Class A Shares*	1,066,281
4,191	C3.ai Inc., Class A Shares*	98,279
17,288	CCC Intelligent Solutions Holdings Inc.*	176,165
1,428	Cerence Inc.*	16,293
7,731	Cipher Mining Inc.*	31,542
9,465	Cleanspark Inc.*	75,625
3,413	Clear Secure Inc., Class A Shares	80,922
7,030	Clearwater Analytics Holdings Inc., Class A Shares*	218,633
114,290	Cognyte Software Ltd.*	1,020,610
5,502	Commvault Systems Inc.*	938,421
9,751	Confluent Inc., Class A Shares*	309,497
750	Consensus Cloud Solutions Inc.*	19,628
6,719	Core Scientific Inc.*	74,984
934	CS Disco Inc.*	4,502
52	Daily Journal Corp.*	20,450
621	Digimarc Corp.*	10,153
3,618	Digital Turbine Inc.*	12,410
2,238	Dolby Laboratories Inc., Class A Shares	182,643
1,305	Domo Inc., Class B Shares*	9,918
5,620	DoubleVerify Holdings Inc.*	78,118
9,152	Dropbox Inc., Class A Shares*	237,769
3,520	D-Wave Quantum Inc.*(a)	19,290
55,901	Dynatrace Inc.*	3,200,332
7,331	E2open Parent Holdings Inc.*	16,788
816	eGain Corp.*	3,998
3,393	Elastic NV*	394,809
1,989	Enfusion Inc., Class A Shares*	22,834
901	EverCommerce Inc.*	8,938
2,782	Five9 Inc.*	100,708
7,938	Freshworks Inc., Class A Shares*	135,422
52,335	Gen Digital Inc.	1,430,316
4,774	Gitlab Inc., Class A Shares*	287,443
3,166	Guidewire Software Inc.*	637,379
3,424	Hut 8 Corp.*	50,504
825	I3 Verticals Inc., Class A Shares*	21,392
3,063	Informatica Inc., Class A Shares*	58,687
2,128	Intapp Inc.*	140,363
1,008	InterDigital Inc.	215,349
3,070	Jamf Holding Corp.*	41,998
4,119	Kaltura Inc.*	8,732
387	Life360 Inc.*	17,492
106,596	Lightspeed Commerce Inc.*(a)	1,346,307
2,543	LiveRamp Holdings Inc.*	75,985
1,195	Logility Supply Chain Solutions Inc.	16,885
2,369	Manhattan Associates Inc.*	419,029
11,189	MARA Holdings Inc.*(a)	155,751
10,022	Matterport Inc.*	53,918
1,249	Meridianlink Inc.*	22,807
1,693	Mitek Systems Inc.*	15,863
2,661	N-able Inc.*	26,690
3,367	nCino Inc.*	105,421
5,501	NCR Voyix Corp.*	62,051

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.1% — (continued)

Software — 5.7% — (continued)
2,833	NextNav Inc.*	$29,718
9,680	Nutanix Inc., Class A Shares*	744,295
3,960	Olo Inc., Class A Shares*	27,284
1,099	ON24 Inc.*	6,132
35,017	OneSpan Inc.	561,673
30,290	Onestream Inc., Class A Shares*	705,757
898	Ooma Inc.*	12,913
1,362	Pagaya Technologies Ltd., Class A Shares*	17,474
3,444	PagerDuty Inc.*	61,028
1,722	Pegasystems Inc.	135,194
3,144	Porch Group Inc.*	21,977
38,666	Procore Technologies Inc.*	2,956,789
1,593	Progress Software Corp.	87,042
1,708	PROS Holdings Inc.*	41,299
2,265	Q2 Holdings Inc.*	197,893
1,461	Qualys Inc.*	192,063
21,679	Radware Ltd.*	469,134
2,325	Rapid7 Inc.*	67,634
405	Red Violet Inc.	16,451
4,614	Rekor Systems Inc.*	5,675
440	ReposiTrak Inc.	8,642
1,777	Rimini Street Inc.*	6,308
3,193	RingCentral Inc., Class A Shares*	90,841
56,547	Riot Platforms Inc.*(a)	524,756
18,025	Samsara Inc., Class A Shares*	859,432
1,170	Sapiens International Corp. NV	32,269
1,306	SEMrush Holdings Inc., Class A Shares*	14,366
10,791	SentinelOne Inc., Class A Shares*	222,618
2,018	SolarWinds Corp.	36,950
11,692	SoundHound AI Inc., Class A Shares*(a)	126,507
355	SoundThinking Inc.*	5,833
4,432	Sprinklr Inc., Class A Shares*	37,539
2,096	Sprout Social Inc., Class A Shares*	55,586
1,447	SPS Commerce Inc.*	192,740
2,026	Telos Corp.*	6,058
4,509	Tenable Holdings Inc.*	171,973
3,658	Teradata Corp.*	87,207
10,181	Terawulf Inc.*	42,658
70,115	UiPath Inc., Class A Shares*	862,415
11,869	Unity Software Inc.*	304,321
25,960	Varonis Systems Inc., Class B Shares*	1,115,501
29,054	Verint Systems Inc.*	655,749
2,063	Vertex Inc., Class A Shares*	66,614
609	Viant Technology Inc., Class A Shares*	12,174
1,501	Weave Communications Inc.*	18,913
2,734	WM Technology Inc.*	3,582
1,927	Workiva Inc., Class A Shares*	168,651
54,069	Xperi Inc.*	457,424
4,069	Yext Inc.*	27,669
6,872	Zeta Global Holdings Corp., Class A Shares*	118,267

	Total Software	31,812,420

Technology Hardware, Storage & Peripherals — 0.2%
1,011	CompoSecure Inc., Class A Shares(a)	13,487
1,757	Corsair Gaming Inc.*	20,627

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 16.1% — (continued)

Technology Hardware, Storage & Peripherals — 0.2% — (continued)
236	CPI Card Group Inc.*	$7,897
967	Diebold Nixdorf Inc.*	42,770
2,326	Eastman Kodak Co.*	16,328
1,164	Immersion Corp.	9,358
7,815	IonQ Inc.*(a)	192,014
11,874	Pure Storage Inc., Class A Shares*	623,029
747	Turtle Beach Corp.*	12,804
4,412	Xerox Holdings Corp.	29,252

	Total Technology Hardware, Storage & Peripherals	967,566

	TOTAL INFORMATION TECHNOLOGY	89,494,134

MATERIALS — 4.2%

Chemicals — 1.7%
969	AdvanSix Inc.	27,054
1,145	American Vanguard Corp.	5,885
41,322	Arcadium Lithium PLC*	241,320
1,211	Arq Inc.*	6,321
1,866	Ashland Inc.	113,490
2,111	ASP Isotopes Inc.*(a)	10,048
2,841	Aspen Aerogels Inc.*	21,620
76,692	Avient Corp.	3,280,117
56,386	Axalta Coating Systems Ltd.*	2,041,737
1,221	Balchem Corp.	212,491
2,112	Cabot Corp.	181,632
5,818	Chemours Co. (The)	86,979
310	Core Molding Technologies Inc.*	4,256
4,544	Ecovyst Inc.*	30,854
31,159	Element Solutions Inc.	813,562
4,874	FMC Corp.	179,851
731	Hawkins Inc.	76,748
2,173	HB Fuller Co.	123,296
6,450	Huntsman Corp.	109,199
1,364	Ingevity Corp.*	65,008
952	Innospec Inc.	98,446
416	Intrepid Potash Inc.*	10,853
761	Koppers Holdings Inc.	22,153
772	Kronos Worldwide Inc.	6,755
1,941	LSB Industries Inc.*	14,228
2,095	Mativ Holdings Inc.	14,162
1,210	Minerals Technologies Inc.	83,175
12,498	Mosaic Co. (The)	298,952
268	NewMarket Corp.	152,790
411	Northern Technologies International Corp.	4,665
4,556	Olin Corp.	115,677
2,147	Orion SA	30,015
5,078	Perimeter Solutions Inc.*	53,725
4,897	PureCycle Technologies Inc.*	50,439
524	Quaker Chemical Corp.	72,847
2,465	Rayonier Advanced Materials Inc.*	18,981
4,978	RPM International Inc.	616,724
1,653	Scotts Miracle-Gro Co. (The)	96,816
1,704	Sensient Technologies Corp.	118,258
792	Stepan Co.	48,914
4,487	Tronox Holdings PLC	34,819
465	Valhi Inc.	7,970

	Total Chemicals	9,602,832

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.2% — (continued)

Construction Materials — 0.1%
1,287	Eagle Materials Inc.	$291,132
2,152	Knife River Corp.*	205,904
164	Smith-Midland Corp.*	5,597
396	United States Lime & Minerals Inc.	37,165

	Total Construction Materials	539,798

Containers & Packaging — 1.4%
2,574	AptarGroup Inc.	377,735
5,350	Ardagh Metal Packaging SA	15,355
12,489	Avery Dennison Corp.	2,347,557
4,479	Berry Global Group Inc.	323,249
4,609	Crown Holdings Inc.	413,105
68,960	Graphic Packaging Holding Co.	1,839,853
1,009	Greif Inc., Class A Shares	57,775
197	Greif Inc., Class B Shares	11,940
1,358	Myers Industries Inc.	14,884
6,037	O-I Glass Inc.*	69,244
3,465	Packaging Corp. of America	738,357
1,500	Pactiv Evergreen Inc.	26,790
1,818	Ranpak Holdings Corp., Class A Shares*	12,162
5,106	Sealed Air Corp.	174,523
3,303	Silgan Holdings Inc.	179,386
20,142	Smurfit WestRock PLC	1,048,794
3,950	Sonoco Products Co.	188,889
1,456	TriMas Corp.	29,833

	Total Containers & Packaging	7,869,431

Metals & Mining — 0.9%
9,642	Alcoa Corp.	320,596
414	Alpha Metallurgical Resources Inc.*	56,933
4,772	ATI Inc.*	277,540
681	Caledonia Mining Corp. PLC	6,858
1,851	Carpenter Technology Corp.	383,287
1,993	Century Aluminum Co.*	37,767
102,336	Cleveland-Cliffs Inc.*	1,109,322
24,077	Coeur Mining Inc.*	123,997
4,306	Commercial Metals Co.	208,583
1,279	Compass Minerals International Inc.	13,353
4,909	Constellium SE, Class A Shares*	55,864
491	Contango ORE Inc.*	4,596
562	Critical Metals Corp.*	1,073
2,810	Dakota Gold Corp.*	8,514
23,492	Hecla Mining Co.	120,514
12,546	i-80 Gold Corp.*	9,709
3,026	Ivanhoe Electric Inc.*	18,791
602	Kaiser Aluminum Corp.	42,598
1,234	Lifezone Metals Ltd.*	6,639
2,112	MAC Copper Ltd.*	21,268
797	Materion Corp.	72,814
1,617	Metallus Inc.*	23,349
4,982	MP Materials Corp.*	119,618
8,864	Novagold Resources Inc.*	26,592
372	Olympic Steel Inc.	12,358
1,578	Perpetua Resources Corp.*	13,539
611	Piedmont Lithium Inc.*	4,338

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.2% — (continued)

Metals & Mining — 0.9% — (continued)
932	Radius Recycling Inc.	$12,890
945	Ramaco Resources Inc., Class A Shares	8,448
449	Ramaco Resources Inc., Class B Shares	3,974
2,082	Reliance Inc.	618,687
2,540	Royal Gold Inc.	373,380
1,136	Ryerson Holding Corp.	28,604
7,950	SSR Mining Inc.*	79,421
3,161	SunCoke Energy Inc.	28,670
1,116	Tredegar Corp.*	8,694
8,762	United States Steel Corp.	352,408
1,994	Warrior Met Coal Inc.	95,991
1,239	Worthington Steel Inc.	33,044

	Total Metals & Mining	4,744,621

Paper & Forest Products — 0.1%
630	Clearwater Paper Corp.*	16,475
2,421	Louisiana-Pacific Corp.	241,301
1,860	Resolute Forest Products Inc.*(c)	3,069
1,310	Sylvamo Corp.	93,141

	Total Paper & Forest Products	353,986

	TOTAL MATERIALS	23,110,668

REAL ESTATE — 4.6%

Diversified REITs — 0.2%
2,752	Alexander & Baldwin Inc.	49,839
375	Alpine Income Property Trust Inc.	6,217
1,885	American Assets Trust Inc.	42,337
2,878	Armada Hoffler Properties Inc.	26,420
42,853	Broadstone Net Lease Inc., Class A Shares	722,073
966	CTO Realty Growth Inc.	18,393
4,938	Empire State Realty Trust Inc., Class A Shares	45,775
6,610	Essential Properties Realty Trust Inc.	216,279
1,504	Gladstone Commercial Corp.	24,410
7,390	Global Net Lease Inc.	59,120
1,037	NexPoint Diversified Real Estate Trust	5,144
640	One Liberty Properties Inc.	17,005

	Total Diversified REITs	1,233,012

Health Care REITs — 0.3%
5,812	American Healthcare REIT Inc.	173,139
7,024	CareTrust REIT Inc.	181,711
1,317	Community Healthcare Trust Inc.	24,681
8,279	Diversified Healthcare Trust	23,429
2,614	Global Medical REIT Inc.	23,003
13,654	Healthcare Realty Trust Inc., Class A Shares	233,893
1,871	LTC Properties Inc.	65,279
23,180	Medical Properties Trust Inc.(a)	136,762
1,609	National Health Investors Inc.	115,317
10,546	Omega Healthcare Investors Inc.	388,515
9,482	Sabra Health Care REIT Inc.	157,496
455	Universal Health Realty Income Trust	18,164

	Total Health Care REITs	1,541,389

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 4.6% — (continued)

Hotel & Resort REITs — 0.4%
8,895	Apple Hospitality REIT Inc.	$131,735
3,087	Braemar Hotels & Resorts Inc.	8,860
1,734	Chatham Lodging Trust	14,011
7,860	DiamondRock Hospitality Co.	64,688
27,202	Host Hotels & Resorts Inc.	438,768
8,458	Park Hotels & Resorts Inc.	103,864
4,438	Pebblebrook Hotel Trust	54,809
5,679	RLJ Lodging Trust	52,587
10,031	Ryman Hospitality Properties Inc.	991,966
6,311	Service Properties Trust	18,807
4,049	Summit Hotel Properties Inc.	26,197
7,707	Sunstone Hotel Investors Inc.	80,769
3,831	Xenia Hotels & Resorts Inc.	51,489

	Total Hotel & Resort REITs	2,038,550

Industrial REITs — 0.7%
11,225	Americold Realty Trust Inc.	257,389
1,900	EastGroup Properties Inc.	347,415
23,213	First Industrial Realty Trust Inc.	1,324,998
2,292	Industrial Logistics Properties Trust	9,030
1,074	Innovative Industrial Properties Inc., Class A Shares	77,274
11,051	LXP Industrial Trust	99,017
1,393	Plymouth Industrial REIT Inc.	24,155
8,605	Rexford Industrial Realty Inc.	355,559
37,852	STAG Industrial Inc.	1,361,915
3,612	Terreno Realty Corp.	244,966

	Total Industrial REITs	4,101,718

Office REITs — 0.6%
6,290	Brandywine Realty Trust	31,765
6,132	BXP Inc.	434,943
1,288	City Office REIT Inc.	6,775
49,360	COPT Defense Properties	1,334,201
6,264	Cousins Properties Inc.	189,987
5,637	Douglas Emmett Inc.	97,520
3,616	Easterly Government Properties Inc., Class A Shares	40,752
4,278	Franklin Street Properties Corp.	8,043
4,042	Highwoods Properties Inc.	117,743
5,116	Hudson Pacific Properties Inc.	16,780
3,147	JBG SMITH Properties	48,275
4,662	Kilroy Realty Corp.	166,433
540	NET Lease Office Properties*	17,518
2,327	Orion Office REIT Inc.	9,587
6,569	Paramount Group Inc.	29,626
1,310	Peakstone Realty Trust	14,855
4,787	Piedmont Office Realty Trust Inc., Class A Shares	36,333
905	Postal Realty Trust Inc., Class A Shares	12,607
2,714	SL Green Realty Corp.	175,162
6,919	Vornado Realty Trust	290,875

	Total Office REITs	3,079,780

Real Estate Management & Development — 0.6%
3,619	Anywhere Real Estate Inc.*	12,558
13,951	Compass Inc., Class A Shares*	125,420
5,997	Cushman & Wakefield PLC*	71,304

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 4.6% — (continued)

Real Estate Management & Development — 0.6% — (continued)
3,117	eXp World Holdings Inc.	$31,513
669	Forestar Group Inc.*	14,751
506	FRP Holdings Inc.*	15,878
1,181	Howard Hughes Holdings Inc.*	93,535
8,013	Jones Lang LaSalle Inc.*	2,178,655
4,265	Kennedy-Wilson Holdings Inc.	41,413
896	Marcus & Millichap Inc.	34,478
426	Maui Land & Pineapple Co., Inc.*	8,290
5,143	Newmark Group Inc., Class A Shares	75,448
23,266	Opendoor Technologies Inc.*	31,176
623	RE/MAX Holdings Inc., Class A Shares*	5,532
3,584	Real Brokerage Inc. (The)*	18,493
5,344	Redfin Corp.*	35,644
604	RMR Group Inc. (The), Class A Shares	11,005
249	Seaport Entertainment Group Inc.*	5,832
1,341	St Joe Co. (The)	64,328
398	Star Holdings*	3,682
298	Stratus Properties Inc.*	5,507
758	Tejon Ranch Co.*	11,643
1,839	Zillow Group Inc., Class A Shares*	136,803
6,001	Zillow Group Inc., Class C Shares*	460,037

	Total Real Estate Management & Development	3,492,925

Residential REITs — 0.6%
13,159	American Homes 4 Rent, Class A Shares	487,015
5,752	Apartment Investment & Management Co., Class A Shares	52,056
474	BRT Apartments Corp.	8,551
4,042	Camden Property Trust	501,450
640	Centerspace	42,362
2,445	Clipper Realty Inc.	11,443
3,316	Elme Communities	57,665
7,302	Equity LifeStyle Properties Inc.	500,771
81,334	Independence Realty Trust Inc.	1,773,081
823	NexPoint Residential Trust Inc.	35,019
2,699	UMH Properties Inc.	51,092
2,839	Veris Residential Inc.	48,064

	Total Residential REITs	3,568,569

Retail REITs — 0.7%
4,547	Acadia Realty Trust	104,854
4,133	Agree Realty Corp.	305,015
89	Alexander’s Inc.	19,076
11,582	Brixmor Property Group Inc.	323,833
850	CBL & Associates Properties Inc.	26,503
3,886	Curbline Properties Corp.	95,712
3,243	Federal Realty Investment Trust	341,877
558	FrontView REIT Inc.	9,542
2,128	Getty Realty Corp.	66,819
2,939	InvenTrust Properties Corp.	87,523
25,402	Kimco Realty Corp.	561,384
8,302	Kite Realty Group Trust	190,365
9,087	Macerich Co. (The)	163,929
2,810	NETSTREIT Corp.	42,038
7,348	NNN REIT Inc.	311,923
4,863	Phillips Edison & Co., Inc.	180,904

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 4.6% — (continued)

Retail REITs — 0.7% — (continued)
7,045	Regency Centers Corp.	$540,352
421	Saul Centers Inc.	15,766
1,804	SITE Centers Corp.	25,274
4,011	Tanger Inc.	142,190
4,814	Urban Edge Properties	99,168
1,801	Whitestone REIT, Class B Shares	24,530

	Total Retail REITs	3,678,577

Specialized REITs — 0.5%
23,315	CubeSmart	962,443
2,933	EPR Properties	155,654
1,538	Farmland Partners Inc.	18,041
4,030	Four Corners Property Trust Inc.	115,863
10,271	Gaming and Leisure Properties Inc.	515,091
1,177	Gladstone Land Corp.	13,488
3,401	Lamar Advertising Co., Class A Shares	422,506
2,861	National Storage Affiliates Trust	110,492
5,612	Outfront Media Inc.	104,383
3,091	PotlatchDeltic Corp.	143,515
5,856	Rayonier Inc.	155,125
1,982	Safehold Inc.	36,984
10,448	Uniti Group Inc.	59,972

	Total Specialized REITs	2,813,557

	TOTAL REAL ESTATE	25,548,077

UTILITIES — 3.6%

Electric Utilities — 1.5%
16,162	ALLETE Inc.	1,061,682
571	Genie Energy Ltd., Class B Shares	8,165
7,117	Hawaiian Electric Industries Inc.*	77,931
15,960	IDACORP Inc.	1,881,844
1,397	MGE Energy Inc.	128,217
7,950	NRG Energy Inc.	840,394
7,735	OGE Energy Corp.	357,976
1,660	Otter Tail Corp.	132,352
4,446	Pinnacle West Capital Corp.	411,433
29,426	Portland General Electric Co.	1,319,167
38,574	TXNM Energy Inc.	2,015,491

	Total Electric Utilities	8,234,652

Gas Utilities — 0.8%
9,121	Atmos Energy Corp.	1,387,578
4,721	Brookfield Infrastructure Corp., Class A Shares(a)	189,029
819	Chesapeake Utilities Corp.	103,956
7,833	MDU Resources Group Inc.	135,119
3,586	National Fuel Gas Co.	269,667
28,862	New Jersey Resources Corp.	1,396,344
1,429	Northwest Natural Holding Co.	58,417
2,282	ONE Gas Inc.	171,492
281	RGC Resources Inc.	5,699
2,433	Southwest Gas Holdings Inc.	182,597
2,194	Spire Inc.	168,631
8,433	UGI Corp.	288,071

	Total Gas Utilities	4,356,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units		Security	Value

UTILITIES — 3.6% — (continued)

Independent Power & Renewable Electricity Producers — 0.8%
2,900		Altus Power Inc., Class A Shares*	$14,297
5,459		Brookfield Renewable Corp.	152,033
1,397		Clearway Energy Inc., Class A Shares	36,964
3,132		Clearway Energy Inc., Class C Shares	87,759
2,632		Montauk Renewables Inc.*	9,028
33,650		Ormat Technologies Inc.	2,350,116
4,376		Sunnova Energy International Inc.*	7,264
3,147		Talen Energy Corp.*	654,419
6,981		Vistra Corp.	933,080

		Total Independent Power & Renewable Electricity Producers	4,244,960

Multi-Utilities — 0.4%
2,950		Avista Corp.	117,911
2,688		Black Hills Corp.	164,452
18,280		NiSource Inc.	746,007
23,660		Northwestern Energy Group Inc.	1,323,304
581		Unitil Corp.	32,594

		Total Multi-Utilities	2,384,268

Water Utilities — 0.1%
1,480		American States Water Co.	113,279
1,459		Cadiz Inc.*	6,215
2,230		California Water Service Group	101,354
513		Consolidated Water Co., Ltd.	13,887
9,664		Essential Utilities Inc.	367,039
397		Global Water Resources Inc.	4,558
631		Middlesex Water Co.	31,632
734		Pure Cycle Corp.*	8,536
1,239		SJW Group	65,258
457		York Water Co. (The)	14,647

		Total Water Utilities	726,405

		TOTAL UTILITIES	19,946,885

		TOTAL COMMON STOCKS (Cost — $425,823,236)	536,555,858

WARRANT — 0.0%@

HEALTH CARE — 0.0%@

Health Care Equipment & Supplies — 0.0%@
107		Pulse Biosciences Inc., expires 6/27/29*(a)(b)(c) (Cost — $0)	391

Face Amount/Units†	Rating††

CORPORATE BOND & NOTE — 0.2%

Communications Equipment — 0.2%
$702,000	NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b) (Cost — $702,000)	811,337

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $ 426,525,236)	537,367,586

SHORT-TERM INVESTMENTS (e) — 4.0%

MONEY MARKET FUND — 0.9%
5,323,810		Invesco STIT — Government & Agency Portfolio, Institutional Class, 4.235%(f) (Cost — $ 5,323,810)	5,323,810

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Face Amount/Units†		Security	Value

TIME DEPOSITS — 3.1%
29,506	CAD	BNP Paribas — Paris, 1.830% due 3/3/25	$20,392
$16,080,540		Citibank — New York, 3.680% due 3/3/25	16,080,540
936,083		JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	936,083
63		Skandinaviska Enskilda Banken AB — Stockholm, 3.680% due 3/3/25	63

		TOTAL TIME DEPOSITS (Cost — $17,037,078)	17,037,078

		TOTAL SHORT-TERM INVESTMENTS (Cost — $22,360,888)	22,360,888

		TOTAL INVESTMENTS — 100.9% (Cost — $448,886,124)	559,728,474

		Liabilities in Excess of Other Assets — (0.9)%	(5,101,969)

		TOTAL NET ASSETS — 100.0%	$554,626,505

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2025, amounts to $0 and represents 0.0% of net assets.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.1%.
(f)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At February 28, 2025, for Morgan Stanley Pathway Small-Mid Cap Equity ETF the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$448,886,124	$148,576,257	$(37,990,075)	$110,586,182

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Summary of Investments by Security Sector^
Industrials	19.8%
Information Technology	16.3
Financials	14.8
Health Care	13.3
Consumer Discretionary	10.7
Energy	4.6
Real Estate	4.6
Materials	4.2
Utilities	3.6
Consumer Staples	2.5
Communication Services	2.5
Short-Term Investments	3.1

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Depreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	28	3/25	$3,166,396	$3,031,420	$(134,976)
S&P MidCap 400 E-mini Index Futures	11	3/25	3,530,862	3,409,670	(121,192)

					$(256,168)

At February 28, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had deposited cash of $424,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See pages 273-274 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.3%

Australia — 3.4%
47,754	AGL Energy Ltd.	$310,538
432,065	AMP Ltd.	364,905
78,764	ANZ Group Holdings Ltd.	1,465,767
36,370	APA Group	167,017
14,713	Aristocrat Leisure Ltd.	659,581
5,131	ASX Ltd.	214,656
53,672	Bendigo & Adelaide Bank Ltd.	358,386
133,800	BHP Group Ltd.	3,245,180
11,582	BlueScope Steel Ltd.	175,498
36,164	Brambles Ltd.	471,767
9,791	CAR Group Ltd.	228,489
59,019	Champion Iron Ltd.	199,295
38,235	Charter Hall Group, REIT	407,263
12,805	Cochlear Ltd.	2,059,439
34,879	Coles Group Ltd.	433,020
44,034	Commonwealth Bank of Australia	4,321,647
13,823	Computershare Ltd.	354,876
29,241	CSL Ltd.	4,743,698
44,051	Fortescue Ltd.	453,380
53,523	Goodman Group, REIT(a)	1,055,080
49,469	GPT Group (The), REIT	141,825
61,658	Insurance Australia Group Ltd.	303,795
10,127	JB Hi-Fi Ltd.	581,404
62,287	Lottery Corp., Ltd. (The)	184,447
9,445	Macquarie Group Ltd.	1,344,660
65,041	Magellan Financial Group Ltd.	330,313
68,153	Medibank Pvt Ltd.	184,901
81,010	National Australia Bank Ltd.	1,789,707
30,029	Northern Star Resources Ltd.	322,060
44,903	Origin Energy Ltd.	306,698
58,695	Paladin Energy Ltd.*	254,321
1,492	Pro Medicus Ltd.	237,690
21,938	Qantas Airways Ltd.*	130,583
40,872	QBE Insurance Group Ltd.	547,303
411,168	Ramelius Resources Ltd.	677,540
1,392	REA Group Ltd.	208,165
5,940	Reece Ltd.	64,400
35,502	Rio Tinto Ltd.	2,509,971
83,475	Santos Ltd.	341,786
134,537	Scentre Group, REIT	282,264
5,945	SGH Ltd.	192,540
11,934	Sonic Healthcare Ltd.	204,493
118,213	South32 Ltd.	260,100
61,815	Stockland, REIT	196,029
28,307	Suncorp Group Ltd.	356,162
37,479	Technology One Ltd.	692,659
106,625	Telstra Group Ltd.	274,926
80,579	Transurban Group	661,571
22,147	Treasury Wine Estates Ltd.	150,352
156,043	Ventia Services Group Pty Ltd.	411,771
108,712	Vicinity Ltd., REIT	147,361
5,780	Washington H Soul Pattinson & Co., Ltd.	122,919
30,018	Wesfarmers Ltd.	1,395,515
90,665	Westpac Banking Corp.	1,802,837
4,783	WiseTech Global Ltd.(a)	271,998

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.4% — (continued)
49,169	Woodside Energy Group Ltd.	$753,856
31,798	Woolworths Group Ltd.	594,622

	Total Australia	40,923,026

Austria — 0.3%
49,847	Erste Group Bank AG	3,345,061
3,581	OMV AG	157,940
1,904	Verbund AG	143,821

	Total Austria	3,646,822

Belgium — 1.0%
4,331	Ageas SA/NV	237,730
118,024	Anheuser-Busch InBev SA/NV	7,069,145
6,017	Colruyt Group NV	232,098
580	D’ieteren Group	96,277
2,277	Groupe Bruxelles Lambert NV	163,243
6,024	KBC Group NV	525,862
12	Lotus Bakeries NV	108,667
403	Sofina SA	99,893
19,761	Syensqo SA	1,455,055
14,135	UCB SA	2,687,155

	Total Belgium	12,675,125

Brazil — 0.1%
130,214	Banco Bradesco SA, ADR	253,918
43,479	NU Holdings Ltd., Class A Shares*	467,399

	Total Brazil	721,317

Canada — 2.3%
27,384	Alamos Gold Inc., Class A Shares	625,671
81,435	Alimentation Couche-Tard Inc.	4,048,253
7,640	AtkinsRealis Group Inc.	384,284
80,800	Barrick Gold Corp.	1,432,895
10,731	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	473,085
5,937	Bombardier Inc., Class B Shares*	343,225
15,641	Boralex Inc., Class A Shares	320,722
26,800	Canadian National Railway Co.	2,716,766
100,962	Canadian Pacific Kansas City Ltd.	7,863,028
13,235	Celestica Inc.*(b)	1,413,093
68,201	Dundee Precious Metals Inc.	799,398
5,695	EQB Inc.	397,916
18,513	Finning International Inc.	546,325
7,303	Gildan Activewear Inc., Class A Shares	394,436
86,449	Headwater Exploration Inc.(b)	379,982
30,231	Hudbay Minerals Inc.	214,570
20,146	IMAX Corp.*	515,738
21,044	Lightspeed Commerce Inc.*	265,568
2,062	lululemon athletica Inc.*	753,888
9,453	Methanex Corp.	415,894
18,280	Nutrien Ltd.	957,870
39,862	NuVista Energy Ltd.*	326,455
188,209	OceanaGold Corp.	504,683
35,704	Secure Waste Infrastructure Corp.	355,078
23,405	Toronto-Dominion Bank (The)	1,401,437
33,419	Vermilion Energy Inc.	283,852
54,202	Whitecap Resources Inc.(b)	368,227

	Total Canada	28,502,339

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Chile — 0.1%
64,093	Antofagasta PLC	$1,415,101

China — 0.5%
19,500	Contemporary Amperex Technology Co., Ltd., Class A Shares	709,142
307,500	Li Ning Co., Ltd.	673,907
31,900	Meituan, Class B Shares*(c)	668,325
54,900	Tencent Holdings Ltd.	3,383,584
50,852	Tencent Music Entertainment Group, ADR	619,886
67,800	Yangzijiang Shipbuilding Holdings Ltd.	119,402

	Total China	6,174,246

Denmark — 2.4%
48	AP Moller — Maersk AS, Class A Shares	83,094
148	AP Moller — Maersk AS, Class B Shares(b)	259,721
2,349	Ascendis Pharma AS, ADR*	367,806
15,469	Bavarian Nordic AS*(b)	364,021
2,511	Carlsberg AS, Class B Shares	315,255
29,735	Coloplast AS, Class B Shares	3,174,263
18,028	Danske Bank AS	606,870
2,071	Demant AS*	74,913
5,323	DSV AS	1,070,607
1,643	Genmab AS*	371,660
13,940	ISS AS	314,257
5,563	Jyske Bank AS, Class Registered Shares	449,942
7,386	Netcompany Group AS*(b)(c)	303,141
173,057	Novo Nordisk AS, Class B Shares	15,686,040
9,197	Novonesis (Novozymes) B, Class B Shares	557,714
4,400	Orsted AS*(c)	191,860
11,043	Pandora AS	1,955,013
1,406	Rockwool AS, Class B Shares	558,169
8,751	Tryg AS	191,513
111,584	Vestas Wind Systems AS*	1,582,462
1,664	Zealand Pharma AS*	154,837

	Total Denmark	28,633,158

Finland — 0.8%
3,767	Elisa OYJ	173,219
12,429	Fortum OYJ	194,664
6,921	Kesko OYJ, Class B Shares	131,747
68,120	Kone OYJ, Class B Shares	3,855,502
10,168	Konecranes OYJ	723,635
15,589	Metso OYJ	173,926
11,769	Neste OYJ	106,355
132,755	Nokia OYJ	641,852
83,246	Nordea Bank Abp	1,098,485
11,581	Orion OYJ, Class B Shares	653,421
65,310	Sampo OYJ, Class A Shares	575,897
15,740	Stora Enso OYJ, Class R Shares	170,391
14,061	UPM-Kymmene OYJ	412,155
13,097	Wartsila OYJ Abp	250,207

	Total Finland	9,161,456

France — 11.9%
17,509	Accor SA	880,073
880	Aeroports de Paris SA	90,830
37,806	Air Liquide SA	6,964,551
15,582	Airbus SE	2,705,462
481,270	Alstom SA*	10,631,596

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 11.9% — (continued)
1,540	Amundi SA(c)	$110,963
8,240	Arkema SA	683,985
128,227	AXA SA	5,005,765
1,043	BioMerieux	125,082
132,283	BNP Paribas SA	9,959,690
18,376	Bollore SE	111,496
5,183	Bouygues SA	178,468
8,270	Bureau Veritas SA	248,765
4,029	Capgemini SE	628,401
59,217	Carrefour SA	783,990
64,362	Cie de Saint-Gobain SA	6,527,031
17,352	Cie Generale des Etablissements Michelin SCA	618,988
1,360	Covivio SA, REIT	74,285
27,564	Credit Agricole SA	458,051
31,992	Danone SA	2,288,548
516	Dassault Aviation SA	131,901
108,668	Dassault Systemes SE	4,318,302
6,543	Edenred SE	209,998
7,378	Eiffage SA	743,072
24,478	Elis SA	502,478
47,445	Engie SA	850,325
16,965	EssilorLuxottica SA	5,042,636
1,079	Eurazeo SE	85,759
1,144	Gecina SA, REIT	107,647
7,117	Getlink SE	118,569
1,912	Hermes International SCA	5,478,241
3,894	Ipsen SA	451,066
42,811	Kering SA	12,178,313
27,552	Klepierre SA, REIT	878,020
14,380	La Francaise des Jeux SACA(c)	548,555
26,517	Legrand SA	2,912,570
18,835	L’Oréal SA	6,895,103
14,882	LVMH Moët Hennessy Louis Vuitton SE	10,811,436
48,067	Orange SA	575,448
5,448	Pernod Ricard SA	585,584
5,920	Publicis Groupe SA	590,849
17,052	Renault SA	888,543
15,827	Rexel SA	432,464
9,527	Safran SA	2,520,860
105,198	Sanofi SA	11,453,316
773	Sartorius Stedim Biotech	161,770
27,827	Schneider Electric SE	6,871,583
74,920	Societe Generale SA	3,061,971
31,125	Sodexo SA	2,400,647
2,675	Sopra Steria Group	425,120
16,315	SPIE SA	586,254
16,871	Technip Energies NV	527,602
4,498	Teleperformance SE	436,492
2,501	Thales SA	514,510
105,670	TotalEnergies SE	6,366,774
3,057	Unibail-Rodamco-Westfield, REIT	258,733
28,845	Vallourec SACA*	560,545
18,235	Veolia Environnement SA	547,764
12,980	Vinci SA	1,504,113
776	Virbac SACA	245,374
205,853	Worldline SA*(c)	1,341,807

	Total France	144,198,134

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.9%
14,836	adidas AG	$3,791,153
13,058	AIXTRON SE	165,713
25,733	Allianz SE, Class Registered Shares	8,839,457
23,684	BASF SE	1,208,053
25,572	Bayer AG, Class Registered Shares	602,800
35,312	Bayerische Motoren Werke AG	3,075,485
8,468	Bechtle AG	289,717
12,248	Beiersdorf AG	1,684,145
3,379	Brenntag SE	224,305
25,762	Commerzbank AG	550,905
2,922	Continental AG	209,741
7,251	CTS Eventim AG & Co. KGaA	793,932
12,845	Daimler Truck Holding AG	560,984
5,031	Delivery Hero SE, Class A Shares*(c)	146,325
49,417	Deutsche Bank AG, Class Registered Shares	1,062,943
4,931	Deutsche Boerse AG	1,286,647
14,207	Deutsche Lufthansa AG, Class Registered Shares	101,558
25,385	Deutsche Post AG	992,318
223,944	Deutsche Telekom AG, Class Registered Shares	8,086,043
201,704	E.ON SE	2,572,469
20,045	Evonik Industries AG	398,729
17,322	Freenet AG	564,342
5,332	Fresenius Medical Care AG	257,189
11,016	Fresenius SE & Co. KGaA*	440,269
14,523	GEA Group AG	839,595
1,578	Hannover Rueck SE	419,436
11,400	Heidelberg Materials AG	1,723,485
3,162	Henkel AG & Co. KGaA	241,656
360,166	Infineon Technologies AG	13,330,595
1,890	Knorr-Bremse AG	163,835
128,795	Lanxess AG	3,826,829
1,990	LEG Immobilien SE	165,474
19,129	Mercedes-Benz Group AG	1,184,412
24,426	Merck KGaA	3,448,082
1,404	MTU Aero Engines AG	486,419
3,529	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,001,385
1,489	Nemetschek SE	173,554
18,376	Nordex SE*	248,755
2,771	Puma SE	82,946
137	Rational AG	123,854
1,157	Rheinmetall AG	1,232,221
16,508	RWE AG	518,903
89,823	SAP SE	24,823,492
7,889	Scout24 SE(c)	772,252
35,715	Siemens AG, Class Registered Shares	8,223,034
16,638	Siemens Energy AG*	949,662
28,078	Siemens Healthineers AG(c)	1,568,528
6,014	SUSS MicroTec SE	233,322
3,463	Symrise AG, Class A Shares	349,076
41,544	TAG Immobilien AG*	610,668
1,617	Talanx AG	147,032
28,755	TeamViewer SE*(c)	355,198
58,806	TUI AG*	427,245
19,270	Vonovia SE	598,972
18,576	Zalando SE*(c)	668,112

	Total Germany	107,843,251

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Hong Kong — 2.1%
788,800	AIA Group Ltd.	$6,041,716
473,500	BOC Hong Kong Holdings Ltd.	1,667,154
52,000	CK Asset Holdings Ltd.	226,520
70,500	CK Hutchison Holdings Ltd.	352,654
19,500	CK Infrastructure Holdings Ltd.	133,833
154,500	CLP Holdings Ltd.	1,281,197
1,480	Futu Holdings Ltd., ADR	161,601
58,000	Galaxy Entertainment Group Ltd.	237,533
19,500	Hang Seng Bank Ltd.	273,627
38,894	Henderson Land Development Co., Ltd.	105,805
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	123,142
297,380	Hong Kong & China Gas Co., Ltd.	237,253
30,999	Hong Kong Exchanges & Clearing Ltd.	1,398,360
28,100	Hongkong Land Holdings Ltd.	127,197
45,700	Jardine Matheson Holdings Ltd.	1,832,035
106,000	Kerry Properties Ltd.	218,425
178,380	Link REIT	809,281
43,000	MTR Corp., Ltd.	140,633
36,500	Power Assets Holdings Ltd.	247,341
749,043	Prudential PLC	6,871,956
110,646	Sino Land Co., Ltd.	110,875
35,000	SITC International Holdings Co., Ltd.	84,269
38,500	Sun Hung Kai Properties Ltd.	359,810
10,000	Swire Pacific Ltd., Class A Shares	82,933
101,000	Techtronic Industries Co., Ltd.	1,411,476
340,000	United Laboratories International Holdings Ltd. (The)	575,794
219,500	WH Group Ltd.(c)	179,059
27,000	Wharf Holdings Ltd. (The)	62,896
46,000	Wharf Real Estate Investment Co., Ltd.	120,336
174,500	Yue Yuen Industrial Holdings Ltd.	358,582

	Total Hong Kong	25,833,293

Hungary — 0.0%@
25,441	Wizz Air Holdings PLC*(c)	540,603

India — 0.1%
11,493	HDFC Bank Ltd., ADR	708,199

Indonesia — 0.1%
1,708,100	Bank Central Asia Tbk PT	869,128

Ireland — 0.9%
5,092	AerCap Holdings NV	524,985
52,629	AIB Group PLC	370,401
24,190	Bank of Ireland Group PLC	287,082
70,550	Dalata Hotel Group PLC	356,047
6,157	DCC PLC	416,541
122,100	Experian PLC	5,832,297
29,091	Glanbia PLC	334,701
11,179	James Hardie Industries PLC, CDI*	356,469
3,831	Kerry Group PLC, Class A Shares	403,273
23,723	Kingspan Group PLC	1,967,446

	Total Ireland	10,849,242

Isle of Man — 0.0%@
40,639	Playtech PLC*	375,563

Israel — 0.5%
1,102	Azrieli Group Ltd.	84,352
32,406	Bank Hapoalim BM	441,747

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Israel — 0.5% — (continued)
38,845	Bank Leumi Le-Israel BM	$517,052
6,216	Check Point Software Technologies Ltd.*	1,369,136
1,237	CyberArk Software Ltd.*	450,082
671	Elbit Systems Ltd.	203,860
2,759	Global-E Online Ltd.*	117,589
23,553	ICL Group Ltd.	142,977
31,906	Israel Discount Bank Ltd., Class A Shares	246,867
4,203	Mizrahi Tefahot Bank Ltd.	197,379
976	Monday.com Ltd.*	289,648
1,739	Nice Ltd.*	244,926
767	Nova Ltd.*	185,444
93,001	Teva Pharmaceutical Industries Ltd., ADR*	1,530,796
1,379	Wix.com Ltd.*	276,752

	Total Israel	6,298,607

Italy — 2.9%
2,887	Amplifon SpA	73,690
14,331	Azimut Holding SpA	389,593
66,596	Banca Monte dei Paschi di Siena SpA	482,104
33,382	Banco BPM SpA	333,482
91,303	BPER Banca SPA	696,728
2,890	Brunello Cucinelli SpA	374,527
16,642	Buzzi SpA	758,519
16,935	Davide Campari-Milano NV	100,512
10,485	De’Longhi SpA	368,987
3,420	DiaSorin SpA	359,836
931,295	Enel SpA	6,834,275
58,153	Eni SpA	843,281
9,743	Ferrari NV	4,545,265
142,218	FinecoBank Banca Fineco SpA	2,666,738
24,447	Generali	807,311
8,110	Infrastrutture Wireless Italiane SpA(c)	81,404
397,501	Intesa Sanpaolo SpA	1,950,508
136,316	Iren SpA	297,966
21,517	Iveco Group NV	340,446
20,482	Leonardo SpA	851,531
13,330	Mediobanca Banca di Credito Finanziario SpA	236,992
6,158	Moncler SpA	425,842
14,610	Nexi SpA*(c)	76,656
11,430	Poste Italiane SpA(c)	183,998
7,262	Prysmian SpA	434,574
42,614	Recordati Industria Chimica e Farmaceutica SpA	2,410,742
2,694	Reply SpA	433,760
53,227	Snam SpA	256,285
257,419	Telecom Italia SpA*	72,633
36,370	Terna — Rete Elettrica Nazionale	304,755
137,489	UniCredit SpA	7,242,457
9,377	Unipol Assicurazioni SpA	139,655

	Total Italy	35,375,052

Japan — 18.1%
18,600	ABC-Mart Inc.(b)	356,221
12,600	Adastria Co., Ltd.(b)	243,564
20,300	Advantest Corp.	1,138,334
17,000	Aeon Co., Ltd.	417,134
5,100	AGC Inc.	152,989
15,100	Aisin Corp.	178,891

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.1% — (continued)
12,100	Ajinomoto Co., Inc.	$485,624
3,800	ANA Holdings Inc.	72,189
39,300	Asahi Group Holdings Ltd.	487,082
29,500	Asahi Kasei Corp.	201,392
16,800	Asics Corp.	373,368
49,300	Astellas Pharma Inc.	477,732
16,100	Bandai Namco Holdings Inc.	537,999
48,900	Bridgestone Corp.	1,899,143
24,200	Canon Inc.	820,376
9,100	Capcom Co., Ltd.	224,166
20,000	Central Japan Railway Co.	395,449
13,400	Chiba Bank Ltd. (The)	121,533
17,500	Chubu Electric Power Co., Inc.	185,193
17,500	Chugai Pharmaceutical Co., Ltd.	874,329
48,500	Citizen Watch Co., Ltd.(b)	288,794
30,500	Concordia Financial Group Ltd.	178,490
28,800	Credit Saison Co., Ltd.	680,233
10,800	Dai Nippon Printing Co., Ltd.	156,944
50,300	Daicel Corp.	435,811
35,000	Daido Steel Co., Ltd.	284,220
7,800	Daifuku Co., Ltd.	206,043
23,500	Dai-ichi Life Holdings Inc.	696,371
45,600	Daiichi Sankyo Co., Ltd.	1,049,982
34,700	Daikin Industries Ltd.	3,631,830
1,500	Daito Trust Construction Co., Ltd.	156,125
14,600	Daiwa House Industry Co., Ltd.	481,768
35,800	Daiwa Securities Group Inc.	251,028
49,300	Denso Corp.	639,767
6,100	Dentsu Group Inc.	125,855
20,300	Dexerials Corp.	287,098
2,400	Disco Corp.	608,634
24,700	East Japan Railway Co.	489,069
26,200	Ebara Corp.	438,123
7,100	Eisai Co., Ltd.	204,343
70,450	ENEOS Holdings Inc.	377,285
360,800	FANUC Corp.	10,436,439
5,000	Fast Retailing Co., Ltd.	1,526,083
3,600	Fuji Electric Co., Ltd.	159,758
125,100	FUJIFILM Holdings Corp.	2,547,474
14,800	Fujikura Ltd.	613,383
248,000	Fujitsu Ltd.	4,804,518
3,700	Fuyo General Lease Co., Ltd.	280,394
13,800	GS Yuasa Corp.	219,978
5,900	Hankyu Hanshin Holdings Inc.	154,670
500	Hikari Tsushin Inc.	126,618
229,000	Hitachi Ltd.	5,797,043
119,200	Honda Motor Co., Ltd.	1,107,444
4,400	Horiba Ltd.	288,743
2,600	Hoshizaki Corp.	104,386
38,400	Hoya Corp.	4,511,945
12,100	Hulic Co., Ltd.	112,907
21,585	Idemitsu Kosan Co., Ltd.	146,032
40,400	INFRONEER Holdings Inc.	311,471
22,500	Inpex Corp.	285,094
875	Invincible Investment Corp., REIT	373,658
14,500	Isuzu Motors Ltd.	191,752

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.1% — (continued)
69,400	ITOCHU Corp.	$3,082,084
3,700	Japan Airlines Co., Ltd.	63,512
174,300	Japan Exchange Group Inc.	1,840,341
37,600	Japan Post Bank Co., Ltd.	379,204
52,200	Japan Post Holdings Co., Ltd.	556,064
4,900	Japan Post Insurance Co., Ltd.	95,594
32,100	Japan Tobacco Inc.	803,967
11,500	Jeol Ltd.	385,579
14,800	JFE Holdings Inc.(b)	184,455
10,500	Kajima Corp.	218,762
39,400	Kanadevia Corp.	239,671
9,200	Kaneka Corp.	228,565
26,000	Kansai Electric Power Co., Inc. (The)	300,224
12,700	Kao Corp.	549,928
10,100	Kawasaki Kisen Kaisha Ltd.	146,416
91,100	KDDI Corp.	2,974,651
188	KDX Realty Investment Corp., REIT, Class A Shares	200,069
16,900	Keyence Corp.	6,734,583
18,200	Kikkoman Corp.	176,028
14,000	Kinden Corp.	295,581
20,000	Kirin Holdings Co., Ltd.	269,470
3,900	Kobe Bussan Co., Ltd.	86,428
32,000	Kokusai Electric Corp.(b)	659,477
23,600	Komatsu Ltd.	705,841
2,500	Konami Group Corp.	306,053
26,200	Kubota Corp.	324,486
33,200	Kyocera Corp.	370,831
6,800	Kyowa Kirin Co., Ltd.	96,260
15,300	Kyushu Railway Co.	367,288
2,100	Lasertec Corp.	188,484
73,800	LY Corp.	249,667
12,200	M3 Inc.	143,171
6,300	Makita Corp.	208,061
37,000	Marubeni Corp.	582,803
9,500	MatsukiyoCocokara & Co.	144,286
144,700	Mebuki Financial Group Inc.	612,951
9,300	Meidensha Corp.	297,178
6,200	MEIJI Holdings Co., Ltd.	126,927
8,600	MINEBEA MITSUMI Inc.	131,864
113,100	MISUMI Group Inc.	1,845,221
36,400	Mitsubishi Chemical Group Corp.	184,468
89,700	Mitsubishi Corp.	1,491,359
49,500	Mitsubishi Electric Corp.	767,224
92,600	Mitsubishi Estate Co., Ltd.	1,363,907
22,700	Mitsubishi Gas Chemical Co., Inc.(b)	349,089
23,200	Mitsubishi HC Capital Inc.	155,875
83,400	Mitsubishi Heavy Industries Ltd.	1,116,044
301,200	Mitsubishi UFJ Financial Group Inc.	3,844,662
65,600	Mitsui & Co., Ltd.	1,221,627
69,400	Mitsui Fudosan Co., Ltd.	605,087
11,100	Mitsui Mining & Smelting Co., Ltd.	316,616
9,000	Mitsui OSK Lines Ltd.	331,362
63,590	Mizuho Financial Group Inc.	1,778,632
6,000	MonotaRO Co., Ltd.	100,753
15,800	Morinaga Milk Industry Co., Ltd.	308,714
140,900	MS&AD Insurance Group Holdings Inc.	2,960,573
357,500	Murata Manufacturing Co., Ltd.	6,128,620

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.1% — (continued)
6,400	NEC Corp.	$622,622
10,900	NET One Systems Co., Ltd.	326,764
9,600	Nexon Co., Ltd.	130,082
39,300	NHK Spring Co., Ltd.	440,596
21,800	Nidec Corp.	389,589
95,600	Nintendo Co., Ltd.	7,146,605
275	Nippon Accommodations Fund Inc., REIT, Class A Shares(b)	210,610
194	Nippon Building Fund Inc., REIT	160,385
13,100	Nippon Electric Glass Co., Ltd.	307,833
22,400	Nippon Paint Holdings Co., Ltd.	167,284
5,100	Nippon Sanso Holdings Corp.	156,168
25,100	Nippon Steel Corp.	557,092
777,700	Nippon Telegraph & Telephone Corp.	751,508
12,100	Nippon Yusen KK	425,072
54,000	Nissan Motor Co., Ltd.	154,707
5,300	Nissin Foods Holdings Co., Ltd.	107,173
76,200	Nissui Corp.	434,364
14,500	Nitori Holdings Co., Ltd.	1,500,675
7,700	Nitto Boseki Co., Ltd.	239,869
19,500	Nitto Denko Corp.	384,091
78,200	Nomura Holdings Inc.	509,604
9,780	Nomura Research Institute Ltd.	328,767
16,400	NTT Data Group Corp.	306,030
16,900	Obayashi Corp.	227,414
105,300	Obic Co., Ltd.	3,034,286
30,600	Olympus Corp.	419,091
4,100	Omron Corp.	124,101
11,200	Ono Pharmaceutical Co., Ltd.	121,032
1,100	Oracle Corp. Japan	104,969
28,400	Oriental Land Co., Ltd.	587,036
29,900	ORIX Corp.	618,843
9,400	Osaka Gas Co., Ltd.	215,944
5,900	Otsuka Corp.	129,081
11,600	Otsuka Holdings Co., Ltd.	568,119
10,100	Pan Pacific International Holdings Corp.	268,981
62,500	Panasonic Holdings Corp.	783,902
30,600	Park24 Co., Ltd.	414,269
41,400	Rakuten Group Inc.*	256,858
60,900	Recruit Holdings Co., Ltd.	3,611,931
643,300	Renesas Electronics Corp.	10,704,910
64,100	Rengo Co., Ltd.	340,950
57,200	Resona Holdings Inc.	446,292
18,100	Resorttrust Inc.	373,925
15,800	Ricoh Co., Ltd.	172,051
74,000	Round One Corp.	564,515
42,500	Sankyo Co., Ltd.	602,298
44,400	Santen Pharmaceutical Co., Ltd.	412,493
31,300	Sanwa Holdings Corp.	1,020,214
26,600	Sawai Group Holdings Co., Ltd.	337,731
6,900	SBI Holdings Inc.	200,542
2,000	SCREEN Holdings Co., Ltd.	143,968
3,900	SCSK Corp.	97,601
10,900	Secom Co., Ltd.	375,693
6,600	Seiko Epson Corp.	111,923
10,400	Sekisui Chemical Co., Ltd.	176,642
14,300	Sekisui House Ltd.	324,187

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.1% — (continued)
31,200	Senko Group Holdings Co., Ltd.	$299,707
57,600	Seven & i Holdings Co., Ltd.	828,406
9,700	SG Holdings Co., Ltd.	98,979
67,100	Shimadzu Corp.	1,777,106
7,000	Shimano Inc.	949,310
152,300	Shin-Etsu Chemical Co., Ltd.	4,599,125
19,700	Shionogi & Co., Ltd.	294,786
10,100	Shiseido Co., Ltd.	183,488
22,200	SMC Corp.	8,050,451
743,200	Softbank Corp.	1,060,289
53,700	SoftBank Group Corp.	2,969,451
69,800	Sompo Holdings Inc.	2,083,035
313,600	Sony Group Corp.	7,877,773
15,300	Subaru Corp.	283,632
12,100	Sumitomo Bakelite Co., Ltd.	271,614
29,400	Sumitomo Corp.	660,724
18,600	Sumitomo Electric Industries Ltd.	328,852
8,800	Sumitomo Forestry Co., Ltd.	268,401
6,700	Sumitomo Metal Mining Co., Ltd.	146,466
293,900	Sumitomo Mitsui Financial Group Inc.	7,453,083
16,900	Sumitomo Mitsui Trust Group Inc.	432,620
8,000	Sumitomo Realty & Development Co., Ltd.	278,835
3,400	Suntory Beverage & Food Ltd.	108,937
42,800	Suzuki Motor Corp.	523,362
8,300	SWCC Corp.	335,488
153,900	Sysmex Corp.	2,792,624
12,900	T&D Holdings Inc.	271,110
4,300	Taisei Corp.	193,203
43,600	Takashimaya Co., Ltd.(b)	359,747
41,254	Takeda Pharmaceutical Co., Ltd.	1,192,670
9,700	Takeuchi Manufacturing Co., Ltd.(b)	333,942
50,500	TDK Corp.	541,629
18,000	TechnoPro Holdings Inc.	354,928
272,800	Terumo Corp.	4,864,774
6,200	TIS Inc.	173,441
2,900	Toho Co., Ltd.	137,234
37,000	Tohoku Electric Power Co., Inc.	266,152
46,800	Tokio Marine Holdings Inc.	1,659,494
11,900	Tokyo Electron Ltd.	1,782,173
8,900	Tokyo Gas Co., Ltd.	280,101
7,300	Tokyo Metro Co., Ltd.*	85,705
7,400	Tokyo Seimitsu Co., Ltd.	406,503
24,100	Tokyo Tatemono Co., Ltd.	386,323
15,300	Tokyu Corp.	176,353
48,400	Tokyu Fudosan Holdings Corp.	316,216
6,200	TOPPAN Holdings Inc.	182,831
32,900	Toray Industries Inc.	219,370
7,700	Toyo Suisan Kaisha Ltd.	456,035
24,400	Toyo Tire Corp.	409,862
21,800	Toyoda Gosei Co., Ltd.	386,446
24,800	Toyota Industries Corp.	2,155,929
249,300	Toyota Motor Corp.	4,494,985
16,400	Toyota Tsusho Corp.	274,923
3,300	Trend Micro Inc.	242,679
12,800	Tsumura & Co.	366,993
5,900	Ulvac Inc.	214,891

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.1% — (continued)
161,400	Unicharm Corp.	$1,217,589
11,600	West Japan Railway Co.	230,649
7,200	Yakult Honsha Co., Ltd.	145,020
49,800	Yamaguchi Financial Group Inc.	548,024
21,700	Yamaha Motor Co., Ltd.	179,087
6,400	Yaskawa Electric Corp.	173,345
6,700	Yokogawa Electric Corp.	128,192
2,700	Zensho Holdings Co., Ltd.	136,251
4,200	ZOZO Inc.	131,697

	Total Japan	220,289,270

Luxembourg — 0.4%
162,389	ArcelorMittal SA	4,493,246
5,981	CVC Capital Partners PLC*(c)	137,749
3,630	Eurofins Scientific SE	182,813
14,175	Millicom International Cellular SA	372,519
10,795	Tenaris SA	202,839

	Total Luxembourg	5,389,166

Macau — 0.0%@
56,400	Sands China Ltd.*	129,459

Netherlands — 5.1%
12,466	ABN AMRO Bank NV, Dutch Certificate, GDR(c)	236,553
580	Adyen NV*(c)	1,053,905
36,885	Aegon Ltd.	233,435
110,255	Akzo Nobel NV	6,847,391
1,592	Argenx SE*	993,381
2,733	ASM International NV	1,452,070
23,248	ASML Holding NV	16,502,294
14,086	ASR Nederland NV	746,255
5,858	BE Semiconductor Industries NV	657,416
7,355	Euronext NV(c)	929,361
2,690	EXOR NV	263,740
12,420	Ferrovial SE	554,882
26,666	Fugro NV	415,961
3,370	Heineken Holding NV	248,389
70,043	Heineken NV	5,935,169
1,577	IMCD NV	235,473
276,174	ING Groep NV	4,945,579
4,402	JDE Peet’s NV	82,602
24,258	Koninklijke Ahold Delhaize NV	855,803
102,596	Koninklijke KPN NV	391,684
220,325	Koninklijke Philips NV*	5,766,602
7,091	NN Group NV	360,373
3,211	NXP Semiconductors NV	692,259
36,146	Prosus NV*	1,585,180
5,581	QIAGEN NV*	213,182
3,029	Randstad NV	122,487
53,449	Stellantis NV	684,848
176,312	Universal Music Group NV	4,920,599
27,768	Wolters Kluwer NV	4,261,315

	Total Netherlands	62,188,188

New Zealand — 0.2%
40,319	Auckland International Airport Ltd.	184,347
20,347	Contact Energy Ltd.	105,294
16,312	Fisher & Paykel Healthcare Corp., Ltd.	312,104

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

New Zealand — 0.2% — (continued)
24,727	Infratil Ltd.	$150,957
31,578	Meridian Energy Ltd.	104,338
9,895	Xero Ltd.*	1,061,570

	Total New Zealand	1,918,610

Norway — 0.5%
8,484	Aker BP ASA	176,344
116,556	DNB Bank ASA	2,680,554
21,792	Equinor ASA	506,210
4,928	Gjensidige Forsikring ASA	101,176
2,290	Kongsberg Gruppen ASA	277,870
12,125	Mowi ASA	226,313
201,165	Norsk Hydro ASA	1,188,411
19,166	Orkla ASA	185,151
1,761	Salmar ASA	87,163
16,617	Telenor ASA	215,258
23,987	Wallenius Wilhelmsen ASA, Class B Shares	183,481
4,655	Yara International ASA	132,592

	Total Norway	5,960,523

Poland — 0.0%@
5,502	InPost SA*	95,661

Portugal — 0.2%
83,672	EDP SA	270,836
10,622	Galp Energia SGPS SA	175,354
78,129	Jeronimo Martins SGPS SA	1,677,699

	Total Portugal	2,123,889

Singapore — 1.3%
1,471,258	CapitaLand Ascendas REIT	2,809,946
157,056	CapitaLand Integrated Commercial Trust, REIT	229,980
58,200	CapitaLand Investment Ltd.	110,801
105,540	DBS Group Holdings Ltd.	3,593,012
146,200	Genting Singapore Ltd.	78,971
60,648	Grab Holdings Ltd., Class A Shares*	294,143
241,700	Keppel DC REIT	371,658
39,300	Keppel Ltd.	200,238
88,100	Oversea-Chinese Banking Corp., Ltd.	1,123,311
9,638	Sea Ltd., ADR*	1,226,628
158,300	Sembcorp Industries Ltd.	716,461
39,250	Singapore Airlines Ltd.	197,850
20,400	Singapore Exchange Ltd.	203,028
45,300	Singapore Technologies Engineering Ltd.	181,603
193,700	Singapore Telecommunications Ltd.	491,159
139,703	United Overseas Bank Ltd.	3,971,877
46,200	Wilmar International Ltd.	109,870

	Total Singapore	15,910,536

South Africa — 0.0%@
60,725	Investec PLC	397,582

South Korea — 1.3%
13,778	Classys Inc.*	599,822
1,015	HD Hyundai Electric Co., Ltd.	228,352
1,653	Hugel Inc.*	359,250
1,062	Hyosung Heavy Industries Corp.	318,820
8,869	Hyundai Rotem Co., Ltd.*	475,644
9,796	IsuPetasys Co., Ltd.*	263,157

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

South Korea — 1.3% — (continued)
5,708	Kolmar Korea Co., Ltd.*	$240,794
1,874	LEENO Industrial Inc.	268,161
6,129	LOTTE Fine Chemical Co., Ltd.*	170,193
2,438	PharmaResearch Co., Ltd.	486,155
10,120	Poongsan Corp.	381,226
16,532	Samsung E&A Co., Ltd.	186,237
246,202	Samsung Electronics Co., Ltd.	9,209,046
3,096	Samsung Fire & Marine Insurance Co., Ltd.	812,476
3,016	Samsung SDI Co., Ltd.	464,067
49,091	Shinhan Financial Group Co., Ltd.	1,545,232
4,452	SOOP Co., Ltd.	302,691

	Total South Korea	16,311,323

Spain — 2.6%
624	Acciona SA	77,114
4,739	ACS Actividades de Construccion y Servicios SA	255,684
1,952	Aena SME SA(c)	436,357
57,502	Amadeus IT Group SA	4,371,076
365,242	Banco Bilbao Vizcaya Argentaria SA	4,844,465
141,925	Banco de Sabadell SA	394,486
400,408	Banco Santander SA	2,605,784
202,190	Bankinter SA	1,966,136
104,194	CaixaBank SA	723,074
13,843	Cellnex Telecom SA(c)	497,137
8,574	EDP Renovaveis SA	76,725
8,539	Endesa SA	190,070
7,354	Grifols SA*	81,503
312,724	Iberdrola SA	4,524,491
21,953	Indra Sistemas SA	479,744
150,319	Industria de Diseno Textil SA	8,176,472
12,744	Logista Integral SA(b)	366,418
181,912	Mapfre SA	514,753
52,078	Merlin Properties Socimi SA, REIT	565,101
6,811	Redeia Corp. SA	122,320
30,583	Repsol SA	393,025
103,268	Telefonica SA(b)	460,319

	Total Spain	32,122,254

Sweden — 2.4%
6,736	AddTech AB, Class B Shares	204,367
7,565	Alfa Laval AB	328,165
27,017	Assa Abloy AB, Class B Shares	833,627
71,321	Atlas Copco AB, Class A Shares	1,224,677
226,950	Atlas Copco AB, Class B Shares	3,408,599
17,137	Avanza Bank Holding AB	515,783
11,113	Beijer Ref AB, Class B Shares	166,972
26,943	Billerud Aktiebolag	301,039
7,204	Boliden AB	254,535
246,648	Electrolux AB, Class B Shares*	2,131,263
18,830	Epiroc AB, Class A Shares	370,414
8,392	Epiroc AB, Class B Shares	144,678
9,684	EQT AB	303,429
15,949	Essity AB, Class B Shares	439,563
4,108	Evolution AB(c)	315,734
20,071	Fastighets AB Balder, Class B Shares*	143,403
14,663	H & M Hennes & Mauritz AB, Class B Shares	197,783
53,911	Hexagon AB, Class B Shares	620,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 2.4% — (continued)
1,785	Holmen AB, Class B Shares	$70,468
3,371	Industrivarden AB, Class A Shares	127,935
4,023	Industrivarden AB, Class C Shares	152,716
6,848	Indutrade AB	196,425
4,075	Investment AB Latour, Class B Shares	110,738
45,192	Investor AB, Class B Shares	1,351,786
1,894	L E Lundbergforetagen AB, Class B Shares	94,853
6,336	Lifco AB, Class B Shares	218,175
10,098	Loomis AB, Class B Shares	389,957
20,345	NCC AB, Class B Shares	370,265
39,580	Nibe Industrier AB, Class B Shares	149,066
8,267	Saab AB, Class B Shares	245,698
5,501	Sagax AB, Class B Shares	115,611
28,834	Sandvik AB	629,526
12,710	Securitas AB, Class B Shares	184,568
41,318	Skandinaviska Enskilda Banken AB, Class A Shares	663,429
8,894	Skanska AB, Class B Shares	211,245
9,099	SKF AB, Class B Shares	197,856
9,053	Spotify Technology SA*	5,504,315
267,077	Storskogen Group AB, Class B Shares	375,090
16,096	Svenska Cellulosa AB SCA, Class B Shares	220,724
145,851	Svenska Handelsbanken AB, Class A Shares	1,833,419
22,114	Swedbank AB, Class A Shares	531,309
5,394	Swedish Orphan Biovitrum AB*	158,475
13,737	Tele2 AB, Class B Shares	163,101
75,104	Telefonaktiebolaget LM Ericsson, Class B Shares	617,703
61,563	Telia Co. AB	200,144
5,952	Trelleborg AB, Class B Shares	233,177
41,798	Volvo AB, Class B Shares	1,299,593
46,942	Wihlborgs Fastigheter AB	458,913

	Total Sweden	28,980,513

Switzerland — 8.1%
41,701	ABB Ltd., Class Registered Shares	2,262,947
9,378	Accelleron Industries AG	445,469
33,362	Alcon AG	3,093,295
2,436	Avolta AG*	110,597
1,148	Baloise Holding AG, Class Registered Shares	221,332
842	Banque Cantonale Vaudoise, Class Registered Shares	89,680
89	Barry Callebaut AG, Class Registered Shares	107,687
2,142	BKW AG	377,612
160	Chocoladefabriken Lindt & Spruengli AG	2,026,336
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	366,888
30,906	Cie Financiere Richemont SA, Class Registered Shares	6,335,275
42,769	Clariant AG, Class Registered Shares*(b)	477,181
23,826	Coca-Cola HBC AG*	1,010,712
4,721	DKSH Holding AG	373,823
4,847	DSM-Firmenich AG	520,134
174	EMS-Chemie Holding AG, Class Registered Shares	122,340
1,670	Flughafen Zurich AG, Class Registered Shares	410,609
2,175	Galderma Group AG*	265,217
6,064	Galenica AG(c)	544,973
875	Geberit AG, Class Registered Shares	514,058
241	Givaudan SA, Class Registered Shares	1,085,881
269,997	Glencore PLC*	1,077,463
940	Helvetia Holding AG, Class Registered Shares	176,845
13,829	Holcim AG*	1,524,695

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 8.1% — (continued)
42,495	Julius Baer Group Ltd.	$2,866,840
11,561	Kuehne + Nagel International AG, Class Registered Shares	2,665,139
6,897	Logitech International SA, Class Registered Shares	686,856
9,353	Lonza Group AG, Class Registered Shares	5,913,658
68,982	Nestlé SA, Class Registered Shares	6,654,100
86,801	Novartis AG, Class Registered Shares	9,458,406
607	Partners Group Holding AG	893,788
4,788	PSP Swiss Property AG, Class Registered Shares	705,074
69,531	Roche Holding AG	23,175,788
11,145	Sandoz Group AG	489,197
1,094	Schindler Holding AG	334,757
580	Schindler Holding AG, Class Registered Shares	171,185
43,228	SGS SA, Class Registered Shares	4,431,525
479	Siegfried Holding AG, Class Registered Shares*	511,573
8,596	SIG Group AG*	170,985
3,968	Sika AG, Class Registered Shares	1,010,297
1,322	Sonova Holding AG, Class Registered Shares	424,722
17,738	STMicroelectronics NV	437,780
2,909	Straumann Holding AG, Class Registered Shares	397,210
4,369	Sulzer AG, Class Registered Shares	758,254
755	Swatch Group AG (The)	147,731
751	Swiss Life Holding AG, Class Registered Shares	654,232
2,013	Swiss Prime Site AG, Class Registered Shares	232,189
7,852	Swiss Re AG	1,258,982
676	Swisscom AG, Class Registered Shares	385,168
2,276	Swissquote Group Holding SA, Class Registered Shares	924,627
6,166	Temenos AG, Class Registered Shares	509,927
86,543	UBS Group AG, Class Registered Shares	2,977,265
7,624	VAT Group AG(c)	2,893,175
3,852	Zurich Insurance Group AG	2,546,979

	Total Switzerland	98,228,458

Taiwan — 0.6%
35,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,071,267
34,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,264,391

	Total Taiwan	7,335,658

United Kingdom — 16.6%
25,314	3i Group PLC	1,264,338
5,565	4imprint Group PLC	365,499
6,732	Admiral Group PLC	243,658
33,067	Anglo American PLC	976,521
3,537	ARM Holdings PLC, ADR*(b)	465,788
11,735	Ashtead Group PLC	712,511
8,690	Associated British Foods PLC	207,486
121,521	AstraZeneca PLC	18,400,525
22,467	Auto Trader Group PLC(c)	219,324
69,483	Aviva PLC	477,300
41,918	Babcock International Group PLC	353,966
166,076	BAE Systems PLC	2,993,111
84,217	Balfour Beatty PLC	494,955
2,828,925	Barclays PLC	11,217,739
85,691	Barratt Redrow PLC	464,179
66,988	Beazley PLC	741,532
42,491	Berkeley Group Holdings PLC	1,930,272
4,607	Birkenstock Holding PLC*	227,954
1,734,051	BP PLC	9,576,301

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.6% — (continued)
136,519	British American Tobacco PLC	$5,304,753
92,330	British Land Co. PLC (The), REIT	418,970
167,860	BT Group PLC	338,784
49,369	Bunzl PLC	2,093,197
60,572	Burberry Group PLC	839,378
136,232	Centrica PLC	256,760
5,461	Coca-Cola Europacific Partners PLC	471,066
239,375	Compass Group PLC	8,382,006
15,245	Computacenter PLC	412,806
112,755	ConvaTec Group PLC(c)	369,109
4,280	Cranswick PLC	264,065
3,343	Croda International PLC	139,336
240,828	Currys PLC*	276,036
161,374	Deliveroo PLC, Class A Shares*(c)	278,524
382,860	Diageo PLC	10,403,077
43,083	Drax Group PLC	330,742
43,715	easyJet PLC	279,205
17,109	Endeavour Mining PLC	338,999
16,533	Entain PLC	156,671
528,915	GSK PLC	9,813,423
614,406	Haleon PLC	3,081,153
9,811	Halma PLC	349,205
102,328	Harbour Energy PLC	294,056
9,241	Hargreaves Lansdown PLC	128,380
25,033	Hikma Pharmaceuticals PLC	682,194
473,525	HSBC Holdings PLC	5,580,097
14,573	IMI PLC	369,350
20,779	Imperial Brands PLC	731,062
29,823	Inchcape PLC	257,269
34,203	Informa PLC	372,470
4,129	InterContinental Hotels Group PLC	516,678
17,349	Intermediate Capital Group PLC	503,563
4,215	Intertek Group PLC	273,807
47,509	J Sainsbury PLC	154,878
64,950	JD Sports Fashion PLC	63,882
18,482	JET2 PLC	327,834
1,105,699	Kingfisher PLC	3,449,791
17,188	Land Securities Group PLC, REIT	122,127
991,547	Legal & General Group PLC	3,074,116
4,591,671	Lloyds Banking Group PLC	4,285,783
12,451	London Stock Exchange Group PLC	1,858,037
157,995	LondonMetric Property PLC, REIT	370,699
62,387	M&G PLC	166,826
103,530	Man Group PLC	278,576
171,165	Marks & Spencer Group PLC	765,872
33,519	Melrose Industries PLC	271,578
11,549	Mondi PLC	179,855
285,792	National Grid PLC	3,506,426
351,385	NatWest Group PLC	2,128,880
3,071	Next PLC	388,436
13,259	Nomad Foods Ltd.	250,595
58,771	OSB Group PLC	330,264
15,717	Pearson PLC	269,675
18,824	Phoenix Group Holdings PLC	123,342
50,997	QinetiQ Group PLC	259,676
197,323	Reckitt Benckiser Group PLC	13,035,790

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.6% — (continued)
159,414	RELX PLC	$7,673,108
65,567	Rentokil Initial PLC	330,303
34,308	Rightmove PLC	288,273
29,180	Rio Tinto PLC	1,763,819
1,302,909	Rolls-Royce Holdings PLC*	12,240,544
174,601	Sage Group PLC (The)	2,811,693
19,129	Schroders PLC	89,230
295,628	Segro PLC, REIT	2,620,551
7,098	Severn Trent PLC	224,246
302,801	Shell PLC	10,146,345
155,981	Smith & Nephew PLC	2,264,508
8,893	Smiths Group PLC	226,110
6,468	Spectris PLC	236,306
1,975	Spirax Group PLC	181,588
28,708	SSE PLC	553,363
41,031	St. James’s Place PLC	551,005
271,282	Standard Chartered PLC	4,361,655
178,018	Tesco PLC	853,370
72,212	Trainline PLC*(c)	279,032
222,327	Tritax Big Box REIT PLC	412,496
122,213	Unilever PLC	6,914,445
17,800	United Utilities Group PLC	220,271
574,940	Vodafone Group PLC	505,919
10,493	Weir Group PLC (The)	323,450
170,259	WH Smith PLC	2,490,545
36,470	Whitbread PLC	1,233,633
17,468	Wise PLC, Class A Shares*	219,808
27,936	WPP PLC	226,548

	Total United Kingdom	201,544,252

United States — 0.6%
265	Booking Holdings Inc.	1,329,243
129,692	Carnival Corp.*	3,103,530
4,248	Ferguson Enterprises Inc.	754,020
15,915	Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,534,683
1,676	Linde PLC	782,776

	Total United States	7,504,252

Uruguay — 0.0%@
295	MercadoLibre Inc.*	625,952

	TOTAL COMMON STOCKS (Cost — $875,289,324)	1,171,799,208

PREFERRED STOCKS — 0.1%

Germany — 0.1%
1,468	Bayerische Motoren Werke AG, Class Preferred Shares	119,746
2,619	Dr ING hc F Porsche AG, Class Preferred Shares(c)	153,264
4,109	Henkel AG & Co. KGaA, Class Preferred Shares	355,066
4,132	Porsche Automobil Holding SE, Class Preferred Shares	161,128
716	Sartorius AG, Class Preferred Shares	179,155
5,585	Volkswagen AG, Class Preferred Shares	602,092

	TOTAL PREFERRED STOCKS (Cost — $1,797,276)	1,570,451

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value

OPEN END MUTUAL FUND SECURITY — 0.1%

United States — 0.1%
14,841		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost — $591,928)	$757,930

RIGHT — 0.0%@

South Korea — 0.0%@
1,526		IsuPetasys Co., Ltd. expires 12/31/49*(a)(d) (Cost — $0)	4,334

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $877,678,528)	1,174,131,923

Face Amount†

SHORT-TERM INVESTMENTS (e) — 3.5%

MONEY MARKET FUND — 0.5%
$6,146,147		Invesco STIT — Government & Agency Portfolio, Institutional Class, 4.235%(f) (Cost — $6,146,147)	6,146,147

TIME DEPOSITS — 3.0%
219,748		ANZ National Bank — London, 3.680% due 3/3/25	219,748
		BBH — New York:
348,633	SEK	1.040% due 3/3/25	32,384
2,631	SGD	1.210% due 3/3/25	1,947
327,144	DKK	1.250% due 3/3/25	45,498
17,061	NZD	2.160% due 3/3/25	9,545
364,061	NOK	3.250% due 3/3/25	32,318
1,425	ZAR	5.540% due 3/3/25	76
		BNP Paribas — Paris:
356,893	CHF	0.010% due 3/3/25	395,275
2,409	CAD	1.830% due 3/3/25	1,665
309,900	AUD	2.920% due 3/3/25	192,262
1,029,187	EUR	Citibank — London, 1.570% due 3/3/25	1,067,473
561,207		Citibank — New York, 3.680% due 3/3/25	561,207
322,629	HKD	HSBC Bank — Hong Kong, 2.190% due 3/3/25	41,485
23,869,564		JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	23,869,564
196,608	GBP	Royal Bank of Canada — London, 3.410% due 3/3/25	247,293
287,461		Royal Bank of Canada — Toronto, 3.680% due 3/3/25	287,461
8,660,827		Skandinaviska Enskilda Banken AB — Stockholm, 3.680% due 3/3/25	8,660,827
50,771,202	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, 0.110% due 3/3/25	337,339

		TOTAL TIME DEPOSITS (Cost — $36,003,367)	36,003,367

		TOTAL SHORT-TERM INVESTMENTS (Cost — $42,149,514)	42,149,514

		TOTAL INVESTMENTS — 100.0% (Cost — $919,828,042)	1,216,281,437

		Other Assets in Excess of Liabilities — 0.0%	416,800

		TOTAL NET ASSETS — 100.0%	$1,216,698,237

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	All or a portion of this security is on loan (See Note 1).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $16,080,983 and represents 1.3% of net assets.

(d)	Illiquid security.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.0%.
(f)	Represents investments of collateral received from securities lending transactions.

At February 28, 2025, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$919,828,042	$373,708,950	$(77,213,646)	$296,495,304

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.7%
Financials	17.5
Health Care	13.8
Information Technology	11.9
Consumer Discretionary	11.5
Consumer Staples	7.8
Materials	5.5
Communication Services	4.3
Energy	2.8
Utilities	2.4
Real Estate	1.8
Short-Term Investments	3.0

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2025, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 Futures	11	3/25	$585,427	$622,486	$37,059
FTSE 100 Index Futures	3	3/25	311,220	331,701	20,481
SPI 200 Index Futures	2	3/25	260,405	252,255	(8,150)
TOPIX Index Futures	2	3/25	363,084	355,603	(7,481)

					$41,909

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At February 28, 2025, International Equity Fund had deposited cash of $128,804 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.8%

Australia — 0.0%@
128,000	MMG Ltd.*	$37,486

Brazil — 4.3%
134,556	Ambev SA	279,396
958,432	B3 SA — Brasil Bolsa Balcao	1,693,717
42,982	Banco Bradesco SA	75,665
33,944	Banco BTG Pactual SA	182,147
374,608	Banco do Brasil SA	1,738,381
298,282	BB Seguridade Participacoes SA	1,917,893
15,753	BRF SA	47,994
15,025	Caixa Seguridade Participacoes SA	38,806
390,847	CCR SA	777,032
32,088	Centrais Eletricas Brasileiras SA	208,391
13,140	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	212,067
479,324	Cosan SA	577,460
7,096	CPFL Energia SA	42,298
18,984	Embraer SA*	224,901
5,554	Energisa SA	35,919
113,078	Engie Brasil Energia SA	714,195
33,373	Equatorial Energia SA	170,463
114	Equatorial Energia SA*(a)	567
21,493	JBS SA	113,179
550,000	JSL SA	503,730
21,763	Klabin SA	73,108
26,683	Localiza Rent a Car SA	127,405
24,863	Natura & Co. Holding SA	54,626
124,292	NU Holdings Ltd., Class A Shares*	1,336,139
499,790	Odontoprev SA	901,050
103,658	Petroleo Brasileiro SA	687,812
110,350	Petróleo Brasileiro SA, ADR	1,473,172
145,314	PRIO SA*	942,488
32,855	Raia Drogasil SA	97,028
201,317	Rede D’Or Sao Luiz SA(b)	930,113
33,328	Rumo SA	95,877
131,000	Smartfit Escola de Ginastica e Danca SA	397,111
2,596	Smartfit Escola de Ginastica e Danca SA*(a)	7,278
20,425	Suzano SA	195,431
23,521	TIM SA	64,627
17,165	TOTVS SA	101,967
21,149	Ultrapar Participações SA	59,762
101,583	Vale SA	951,947
115,797	Vale SA, Class B Shares, ADR	1,091,966
304,235	Vibra Energia SA	879,863
395,559	WEG SA	3,254,484
10,797	XP Inc., Class A Shares	152,778

	Total Brazil	23,430,233

Chile — 0.7%
120,306	Antofagasta PLC	2,656,220
1,266,261	Banco de Chile	163,476
2,818	Banco de Credito e Inversiones SA	94,830
2,141,522	Banco Santander Chile	115,638
33,447	Cencosud SA	87,890
32,401	Empresas CMPC SA	54,685
9,413	Empresas COPEC SA	66,188
473,707	Enel Americas SA	42,878

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 0.7% — (continued)
564,409	Enel Chile SA	$37,195
23,830	Falabella SA	93,062
5,222,651	Latam Airlines Group SA	83,535
12,297	Sociedad Quimica y Minera de Chile SA, ADR(c)	471,836

	Total Chile	3,967,433

China — 26.0%
9,300	360 Security Technology Inc., Class A Shares	14,171
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	8,083
20,000	AAC Technologies Holdings Inc.	115,509
3,600	Accelink Technologies Co., Ltd., Class A Shares	26,945
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	22,280
3,000	AECC Aviation Power Co., Ltd., Class A Shares	14,500
154,700	Agricultural Bank of China Ltd., Class A Shares	108,842
771,000	Agricultural Bank of China Ltd., Class H Shares(d)	458,236
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	22,678
13,600	Air China Ltd., Class A Shares*	13,525
18,000	Akeso Inc.*(b)	169,196
626,076	Alibaba Group Holding Ltd.	10,368,485
60,978	Alibaba Group Holding Ltd., ADR	8,080,195
31,400	Aluminum Corp. of China Ltd., Class A Shares	30,872
102,000	Aluminum Corp. of China Ltd., Class H Shares(d)	59,536
351	Amlogic Shanghai Co., Ltd., Class A Shares*	4,081
2,500	Angel Yeast Co., Ltd., Class A Shares	12,336
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	19,436
398,337	Anhui Conch Cement Co., Ltd., Class H Shares(d)	1,089,964
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	23,054
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	55,260
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares	16,225
200	Anhui Yingjia Distillery Co., Ltd., Class A Shares	1,550
75,800	ANTA Sports Products Ltd.	851,203
1,759	Autohome Inc., ADR	50,554
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	19,822
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(d)	21,896
2,200	AVICOPTER PLC, Class A Shares	10,933
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	18,206
63,518	Baidu Inc., Class A Shares*	685,551
47,000	Bank of Beijing Co., Ltd., Class A Shares	37,656
16,600	Bank of Changsha Co., Ltd., Class A Shares	19,512
4,000	Bank of Chengdu Co., Ltd., Class A Shares	8,805
54,930	Bank of China Ltd., Class A Shares	40,682
1,980,000	Bank of China Ltd., Class H Shares(d)	1,123,014
75,700	Bank of Communications Co., Ltd., Class A Shares	74,854
259,000	Bank of Communications Co., Ltd., Class H Shares(d)	219,963
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	29,274
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	44,564
16,600	Bank of Nanjing Co., Ltd., Class A Shares	22,974
14,790	Bank of Ningbo Co., Ltd., Class A Shares	49,269
29,640	Bank of Shanghai Co., Ltd., Class A Shares	38,040
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	29,349
687	Beijing Kingsoft Office Software Inc., Class A Shares	32,748
2,000	Beijing New Building Materials PLC, Class A Shares	7,919
543	Beijing Roborock Technology Co., Ltd., Class A Shares	17,906
5,880	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	16,005
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	12,859
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	11,192
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	59,422

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
6,207	Bilibili Inc., Class Z Shares*	$125,925
68,500	BOE Technology Group Co., Ltd., Class A Shares	40,458
2,700	BYD Co., Ltd., Class A Shares	134,382
100,000	BYD Co., Ltd., Class H Shares(d)	4,784,418
22,500	BYD Electronic International Co., Ltd.	145,324
639	Cambricon Technologies Corp., Ltd., Class A Shares*	64,667
32,800	CGN Power Co., Ltd., Class A Shares	16,303
318,000	CGN Power Co., Ltd., Class H Shares(b)(d)	99,019
600	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	7,824
1,100	Changjiang Securities Co., Ltd., Class A Shares	972
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	20,788
237,000	China CITIC Bank Corp., Ltd., Class H Shares(d)	174,286
61,000	China Coal Energy Co., Ltd., Class H Shares(d)	62,892
54,000	China Communications Services Corp., Ltd., Class H Shares(d)	33,202
21,100	China Construction Bank Corp., Class A Shares	24,613
6,024,224	China Construction Bank Corp., Class H Shares(d)	5,112,759
9,900	China CSSC Holdings Ltd., Class A Shares	41,954
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	14,359
47,400	China Energy Engineering Corp., Ltd., Class A Shares	14,958
91,612	China Everbright Bank Co., Ltd., Class A Shares	47,251
114,000	China Everbright Bank Co., Ltd., Class H Shares(d)	46,067
92,000	China Feihe Ltd.(b)	66,542
12,000	China Galaxy Securities Co., Ltd., Class A Shares	27,478
98,500	China Galaxy Securities Co., Ltd., Class H Shares(d)	99,704
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	23,825
73,000	China Hongqiao Group Ltd.	116,627
4,600	China International Capital Corp., Ltd., Class A Shares	22,281
46,400	China International Capital Corp., Ltd., Class H Shares(b)(d)	88,114
7,200	China Jushi Co., Ltd., Class A Shares	11,256
5,300	China Life Insurance Co., Ltd., Class A Shares	28,316
200,000	China Life Insurance Co., Ltd., Class H Shares(d)	385,131
8,800	China Literature Ltd.*(b)	28,564
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(d)	61,484
89,000	China Mengniu Dairy Co., Ltd.	203,203
35,700	China Merchants Bank Co., Ltd., Class A Shares	205,873
1,034,391	China Merchants Bank Co., Ltd., Class H Shares(d)	6,063,581
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	14,649
9,230	China Merchants Securities Co., Ltd., Class A Shares	22,957
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	8,794
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	31,624
167,700	China Minsheng Banking Corp., Ltd., Class H Shares(d)	79,851
152,000	China National Building Material Co., Ltd., Class H Shares(c)(d)	75,946
19,300	China National Chemical Engineering Co., Ltd., Class A Shares	18,898
34,000	China National Nuclear Power Co., Ltd., Class A Shares	44,675
2,470	China National Software & Service Co., Ltd., Class A Shares*	15,777
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	15,948
44,000	China Oilfield Services Ltd., Class H Shares(d)	36,498
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	52,950
76,200	China Pacific Insurance Group Co., Ltd., Class H Shares(d)	225,832
43,800	China Petroleum & Chemical Corp., Class A Shares	34,739
668,000	China Petroleum & Chemical Corp., Class H Shares(d)	354,812
27,800	China Railway Group Ltd., Class A Shares	22,518
138,000	China Railway Group Ltd., Class H Shares(d)	68,047
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	18,229
4,498	China Resources Microelectronics Ltd., Class A Shares	29,055
14,000	China Resources Mixc Lifestyle Services Ltd.(b)	58,099

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
44,500	China Resources Pharmaceutical Group Ltd.(b)	$30,370
3,720	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	20,891
13,299	China Shenhua Energy Co., Ltd., Class A Shares	64,741
95,000	China Shenhua Energy Co., Ltd., Class H Shares(d)	361,634
20,400	China Southern Airlines Co., Ltd., Class A Shares*	16,365
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	43,149
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	23,914
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	21,317
125,600	China Tower Corp., Ltd., Class H Shares(b)(d)	178,212
40,000	China United Network Communications Ltd., Class A Shares	34,312
15,600	China Vanke Co., Ltd., Class A Shares*	16,610
43,500	China Vanke Co., Ltd., Class H Shares*(d)	37,113
41,900	China Yangtze Power Co., Ltd., Class A Shares	157,307
52,390	China Zheshang Bank Co., Ltd., Class A Shares	20,547
1,800	Chongqing Brewery Co., Ltd., Class A Shares	13,883
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	28,670
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	21,718
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	10,355
171,000	CITIC Ltd.	195,803
22,565	CITIC Securities Co., Ltd., Class A Shares	84,701
47,925	CITIC Securities Co., Ltd., Class H Shares(d)	137,807
26,600	CMOC Group Ltd., Class A Shares	24,271
96,000	CMOC Group Ltd., Class H Shares(d)	64,437
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	9,384
16,100	CNPC Capital Co., Ltd., Class A Shares	13,982
84,680	Contemporary Amperex Technology Co., Ltd., Class A Shares	3,079,497
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	8,093
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares(d)	26,675
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	37,946
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(d)	118,545
51,400	CRRC Corp., Ltd., Class A Shares	52,703
109,000	CRRC Corp., Ltd., Class H Shares(d)	72,338
8,700	CSC Financial Co., Ltd., Class A Shares	29,312
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	13,872
229,120	CSPC Pharmaceutical Group Ltd.	139,167
21,700	Daqin Railway Co., Ltd., Class A Shares	19,928
360,000	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	720,780
2,100	Dong-E-E-Jiao Co., Ltd., Class A Shares	16,232
600	Dongfang Electric Corp., Ltd., Class A Shares	1,202
27,025	East Money Information Co., Ltd., Class A Shares	86,380
31,880	Eastroc Beverage Group Co., Ltd., Class A Shares	965,818
900	Ecovacs Robotics Co., Ltd., Class A Shares	7,199
1,300	Empyrean Technology Co., Ltd., Class A Shares	19,165
21,000	ENN Energy Holdings Ltd.	142,246
313,843	ENN Natural Gas Co., Ltd., Class A Shares	872,325
2,000	Eoptolink Technology Inc. Ltd., Class A Shares	26,483
2,581	Eve Energy Co., Ltd., Class A Shares	16,627
7,300	Everbright Securities Co., Ltd., Class A Shares	17,616
4,000	Flat Glass Group Co., Ltd., Class A Shares	11,941
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	18,118
9,186	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	51,878
53,500	Fosun International Ltd.	30,257
17,700	Founder Securities Co., Ltd., Class A Shares	19,215
25,800	Foxconn Industrial Internet Co., Ltd., Class A Shares	75,425
155,000	Full Truck Alliance Co., Ltd., ADR	1,819,700
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	31,671

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
16,800	Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)(d)	$114,178
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	16,091
21,800	GD Power Development Co., Ltd., Class A Shares	12,651
15,100	GEM Co., Ltd., Class A Shares	14,118
26,000	Genscript Biotech Corp.*	42,654
9,000	GF Securities Co., Ltd., Class A Shares	18,976
10,400	Giant Biogene Holding Co. Ltd(b)	83,862
924	Gigadevice Semiconductor Inc., Class A Shares*	16,764
4,300	GoerTek Inc., Class A Shares	16,779
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	3,349
1,595	Goneo Group Co., Ltd., Class A Shares	16,392
2,000	Gotion High-tech Co., Ltd., Class A Shares	6,411
4,100	Great Wall Motor Co., Ltd., Class A Shares	14,008
68,500	Great Wall Motor Co., Ltd., Class H Shares(d)	113,973
109,300	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	613,207
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	15,381
7,700	Guanghui Energy Co., Ltd., Class A Shares	6,463
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	18,130
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	9,481
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	12,153
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	9,240
3,800	Guolian Minsheng Securities Co., Ltd., Class A Shares	5,899
9,400	Guosen Securities Co., Ltd., Class A Shares	13,483
16,600	Guotai Junan Securities Co., Ltd., Class A Shares(a)	39,518
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,481
18,833	H World Group Ltd., ADR	675,916
44,000	Haidilao International Holding Ltd.(b)	94,353
7,300	Haier Smart Home Co., Ltd., Class A Shares	26,313
67,800	Haier Smart Home Co., Ltd., Class H Shares(d)	217,722
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	14,937
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	15,163
16,000	Haitian International Holdings Ltd.	42,770
21,900	Haitong Securities Co., Ltd., Class A Shares(a)(e)	31,251
67,200	Haitong Securities Co., Ltd., Class H Shares(a)(d)(e)	55,734
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	10,079
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares*	9,450
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	3,117
38,000	Hansoh Pharmaceutical Group Co., Ltd.(b)	88,265
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	3,959
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	19,541
303,500	Hengan International Group Co., Ltd.	850,688
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	23,138
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	17,571
4,000	Hisense Home Appliances Group Co., Ltd., Class A Shares	15,704
13,000	Hisense Home Appliances Group Co., Ltd., Class H Shares(d)	44,073
699	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	28,997
14,100	HLA Group Corp., Ltd., Class A Shares	15,375
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,653
21,000	Hua Hong Semiconductor Ltd.(b)	93,014
18,400	Huadian Power International Corp., Ltd., Class A Shares	14,096
1,694	Huadong Medicine Co., Ltd., Class A Shares	8,047
15,100	Huafon Chemical Co., Ltd., Class A Shares	17,128
3,500	Huagong Tech Co., Ltd., Class A Shares	21,466
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	13,905
2,260	Hualan Biological Engineering Inc., Class A Shares	4,895
22,500	Huaneng Power International Inc., Class A Shares	20,742

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
114,000	Huaneng Power International Inc., Class H Shares(d)	$63,717
2,600	Huaqin Technology Co., Ltd., Class A Shares	31,511
16,000	Huatai Securities Co., Ltd., Class A Shares	38,447
35,800	Huatai Securities Co., Ltd., Class H Shares(b)(d)	60,383
30,500	Huaxia Bank Co., Ltd., Class A Shares	30,202
303,899	Huayu Automotive Systems Co., Ltd., Class A Shares	759,863
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	17,008
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	8,730
3,785	Hundsun Technologies Inc., Class A Shares	15,900
4,476	Hygon Information Technology Co., Ltd., Class A Shares	98,662
4,600	IEIT Systems Co., Ltd., Class A Shares	37,404
3,900	Iflytek Co., Ltd., Class A Shares	27,749
560	Imeik Technology Development Co., Ltd., Class A Shares	13,094
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	104,818
1,934,000	Industrial & Commercial Bank of China Ltd., Class H Shares(d)	1,370,054
31,400	Industrial Bank Co., Ltd., Class A Shares	89,388
19,760	Industrial Securities Co., Ltd., Class A Shares	16,237
800	Ingenic Semiconductor Co., Ltd., Class A Shares	9,353
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	15,641
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	18,711
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	12,812
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	52,724
28,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	54,179
35,000	Innovent Biologics Inc.*(b)	182,528
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	19,515
66,200	J&T Global Express Ltd.*	54,649
4,116	JA Solar Technology Co., Ltd., Class A Shares	7,173
4,000	JCET Group Co., Ltd., Class A Shares	20,475
31,900	JD Health International Inc.*(b)	138,919
57,000	JD Logistics Inc.*(b)	102,287
96,923	JD.com Inc., ADR	4,061,074
86,956	JD.com Inc., Class A Shares	1,818,991
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	9,386
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(d)	27,302
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	21,273
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	64,984
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	21,793
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	19,108
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	15,968
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	11,747
5,300	Jiangxi Copper Co., Ltd., Class A Shares	15,095
29,000	Jiangxi Copper Co., Ltd., Class H Shares(d)	45,625
9,597	Jinko Solar Co., Ltd., Class A Shares	9,079
1,217	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(e)#	2
7,023	Kanzhun Ltd., ADR*	112,368
113,468	KE Holdings Inc., ADR	2,526,932
89,000	Kingdee International Software Group Co., Ltd.*	146,829
27,800	Kingsoft Corp., Ltd.	143,915
74,600	Kuaishou Technology, Class B Shares*(b)	487,357
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares	18,057
2,800	Kunlun Tech Co., Ltd., Class A Shares	14,231
2,188	Kweichow Moutai Co., Ltd., Class A Shares	449,872
6,600	LB Group Co., Ltd., Class A Shares	15,960
902,000	Lenovo Group Ltd.	1,346,409
9,000	Lens Technology Co., Ltd., Class A Shares	33,180
34,706	Li Auto Inc., Class A Shares*	534,368

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
66,500	Li Ning Co., Ltd.	$145,739
70,500	Liaoning Port Co., Ltd., Class A Shares	14,813
14,500	Lingyi iTech Guangdong Co., Class A Shares	19,327
51,500	Longfor Group Holdings Ltd.(b)	70,888
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	20,799
1,012	Loongson Technology Corp., Ltd., Class A Shares*	18,445
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	65,498
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	34,796
3,400	Mango Excellent Media Co., Ltd., Class A Shares	11,909
864	Maxscend Microelectronics Co., Ltd., Class A Shares	9,908
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	14,363
403,343	Meituan, Class B Shares*(b)	8,450,294
36,900	Metallurgical Corp. of China Ltd., Class A Shares	15,784
9,400	Midea Group Co., Ltd.*	89,762
113,500	Midea Group Co., Ltd., Class A Shares	1,138,679
12,516	MINISO Group Holding Ltd.	64,865
34,000	MINISO Group Holding Ltd., ADR(c)	707,540
1,749	Montage Technology Co., Ltd., Class A Shares	18,770
10,086	Muyuan Foods Co., Ltd., Class A Shares	50,225
16,595	NARI Technology Co., Ltd., Class A Shares	53,455
5,493	National Silicon Industry Group Co., Ltd., Class A Shares(a)	15,303
800	NAURA Technology Group Co., Ltd., Class A Shares	49,248
94,525	NetEase Inc.	1,891,017
17,880	NetEase Inc., ADR	1,782,994
5,400	New China Life Insurance Co., Ltd., Class A Shares	35,649
28,000	New China Life Insurance Co., Ltd., Class H Shares(d)	94,776
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	8,402
40,810	New Oriental Education & Technology Group Inc.	194,697
3,400	Ninestar Corp., Class A Shares*	12,232
2,492	Ningbo Deye Technology Co., Ltd., Class A Shares	31,610
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	13,706
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	16,931
4,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	36,150
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	23,141
41,133	NIO Inc., Class A Shares*(c)	191,594
56,000	Nongfu Spring Co., Ltd., Class H Shares(b)(d)	250,067
9,000	OFILM Group Co., Ltd., Class A Shares*	16,852
1,000	Oppein Home Group Inc., Class A Shares	9,074
14,464	Orient Securities Co., Ltd., Class A Shares	19,333
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	22,468
243,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(d)	119,904
21,700	PetroChina Co., Ltd., Class A Shares	23,359
562,000	PetroChina Co., Ltd., Class H Shares(d)	418,710
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	7,367
190,000	PICC Property & Casualty Co., Ltd., Class H Shares(d)	311,334
586,880	Ping An Bank Co., Ltd., Class A Shares	927,724
18,500	Ping An Insurance Group Co. of China Ltd., Class A Shares	127,897
915,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	5,433,547
850	Piotech Inc., Class A Shares	20,765
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	21,509
15,600	Pop Mart International Group Ltd.(b)	209,645
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	33,035
221,000	Postal Savings Bank of China Co., Ltd., Class H Shares(b)(d)	140,335
22,300	Power Construction Corp. of China Ltd., Class A Shares	15,295
102,300	Proya Cosmetics Co., Ltd., Class A Shares	1,186,809
4,321	Qifu Technology Inc., ADR	173,186

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	$18,810
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	34,379
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	14,323
11,800	SAIC Motor Corp., Ltd., Class A Shares	26,661
9,500	Sailun Group Co., Ltd., Class A Shares	20,526
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	10,264
18,900	Sany Heavy Industry Co., Ltd., Class A Shares	47,173
7,247	Satellite Chemical Co., Ltd., Class A Shares	21,104
20,600	SDIC Capital Co., Ltd., Class A Shares	20,113
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	28,729
2,700	Seres Group Co., Ltd., Class A Shares	45,008
7,700	SF Holding Co., Ltd., Class A Shares	44,107
975	SG Micro Corp., Class A Shares	11,792
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	43,434
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	17,685
28,500	Shandong Gold Mining Co., Ltd., Class H Shares(b)(d)	53,255
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	6,341
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,622
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	13,236
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(d)	40,678
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	8,934
19,197	Shanghai Baosight Software Co., Ltd., Class B Shares	34,154
637	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	16,630
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	26,520
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	13,711
2,000	Shanghai International Airport Co., Ltd., Class A Shares	8,901
2,200	Shanghai M&G Stationery Inc., Class A Shares	8,347
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	7,110
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(d)	25,450
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	56,069
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	12,012
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	14,668
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	21,469
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	27,790
7,100	Shanjin International Gold Co., Ltd., Class A Shares	15,698
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	5,787
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	12,240
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	59,867
18,000	Shenergy Co., Ltd., Class A Shares	21,970
4,400	Shengyi Technology Co., Ltd., Class A Shares	17,432
1,260	Shennan Circuits Co., Ltd., Class A Shares	22,654
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	34,139
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,436
288,500	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,858,473
20,900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	726,909
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	16,191
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	17,335
72,600	Shenzhou International Group Holdings Ltd.	529,490
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	8,848
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	24,647
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	17,801
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	17,976
2,300	Sieyuan Electric Co., Ltd., Class A Shares	23,069
9,000	Silergy Corp.	122,305
621,772	Sinopharm Group Co., Ltd., Class H Shares(d)	1,568,050
16,500	Sinotruk Hong Kong Ltd.	43,884

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
55,000	Smoore International Holdings Ltd.(b)(c)	$81,861
2,000	Spring Airlines Co., Ltd., Class A Shares	14,737
66,240	Sungrow Power Supply Co., Ltd., Class A Shares	645,686
20,200	Sunny Optical Technology Group Co., Ltd.	225,726
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	9,365
1,653	SUPCON Technology Co., Ltd., Class A Shares	12,339
5,100	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	22,490
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	7,010
1,400	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	17,103
13,074	TAL Education Group, ADR*	168,916
8,060	TBEA Co., Ltd., Class A Shares	13,339
20,020	TCL Technology Group Corp., Class A Shares	12,704
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	6,020
426,431	Tencent Holdings Ltd.	26,281,696
22,113	Tencent Music Entertainment Group, ADR	269,557
4,300	Tianqi Lithium Corp., Class A Shares	19,163
1,094,000	Tingyi Cayman Islands Holding Corp.	1,591,430
31,600	Tongcheng Travel Holdings Ltd.	70,895
5,900	Tongkun Group Co., Ltd., Class A Shares	10,313
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	14,090
10,300	Tongwei Co., Ltd., Class A Shares	29,842
25,000	TravelSky Technology Ltd., Class H Shares(d)	34,713
6,575	Trina Solar Co., Ltd., Class A Shares	15,660
300	Tsingtao Brewery Co., Ltd., Class A Shares	2,872
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(d)	120,492
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	8,288
8,160	Unisplendour Corp., Ltd., Class A Shares	33,158
3,400	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	23,958
10,720	Vipshop Holdings Ltd., ADR	168,518
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	44,384
12,400	Weichai Power Co., Ltd., Class A Shares	26,713
754,200	Weichai Power Co., Ltd., Class H Shares(d)	1,482,935
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares	13,366
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	17,076
8,300	Western Mining Co., Ltd., Class A Shares	18,185
11,400	Western Securities Co., Ltd., Class A Shares	12,795
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	14,890
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	31,555
1,600	Wingtech Technology Co., Ltd., Class A Shares	7,589
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares	2,232
6,600	Wuliangye Yibin Co., Ltd., Class A Shares	119,302
6,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	30,194
3,864	WuXi AppTec Co., Ltd., Class A Shares	32,482
8,748	WuXi AppTec Co., Ltd., Class H Shares(b)(d)	67,238
98,000	Wuxi Biologics Cayman Inc.*(b)	283,141
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	26,607
460,800	Xiaomi Corp., Class B Shares*(b)	3,070,996
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares	8,163
112,000	Xinyi Solar Holdings Ltd.	46,872
34,122	XPeng Inc., Class A Shares*	369,083
28,000	Yadea Group Holdings Ltd.(b)	45,976
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	19,404
96,700	Yankuang Energy Group Co., Ltd., Class H Shares(d)	100,750
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	17,765
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	7,956
3,480	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	11,191

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 26.0% — (continued)
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	$7,909
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	11,180
8,200	YTO Express Group Co., Ltd., Class A Shares	15,482
11,791	Yum China Holdings Inc.	582,593
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	17,483
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	37,848
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	5,837
7,400	Yunnan Yuntianhua Co., Ltd., Class A Shares	21,230
6,100	Yutong Bus Co., Ltd., Class A Shares	22,063
4,000	Zangge Mining Co., Ltd., Class A Shares	17,537
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	22,443
36,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(d)	61,410
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	6,731
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	14,442
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	10,479
61,680	Zhejiang Expressway Co., Ltd., Class H Shares(d)	45,821
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	9,795
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	8,629
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	19,736
10,982	Zhejiang Leapmotor Technology Co., Ltd.*(b)	49,758
7,200	Zhejiang NHU Co., Ltd., Class A Shares	20,933
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	22,899
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	18,984
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	17,925
7,900	Zheshang Securities Co., Ltd., Class A Shares	12,533
1,820	Zhongji Innolight Co., Ltd., Class A Shares	25,345
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	19,371
28,500	Zhongsheng Group Holdings Ltd.	46,494
2,300	Zhongtai Securities Co., Ltd., Class A Shares	1,994
3,906	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	24,904
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(d)	47,002
33,400	Zijin Mining Group Co., Ltd., Class A Shares	70,650
164,000	Zijin Mining Group Co., Ltd., Class H Shares(d)	308,376
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	14,495
3,100	ZTE Corp., Class A Shares	16,461
18,000	ZTE Corp., Class H Shares(d)	68,231
11,205	ZTO Express Cayman Inc.	217,038

	Total China	143,007,570

Colombia — 0.0%@
6,956	Bancolombia SA	76,530
12,422	Interconexion Electrica SA ESP	61,963

	Total Colombia	138,493

Cyprus — 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(e)#	—

Czech Republic — 0.1%
4,270	CEZ AS	180,580
2,012	Komercni Banka AS	86,764
10,147	Moneta Money Bank AS(b)	57,181

	Total Czech Republic	324,525

Egypt — 0.2%
55,480	Commercial International Bank — Egypt (CIB)	82,919
821,845	Commercial International Bank — Egypt (CIB), Class Registered Shares, GDR	1,212,006
30,598	Eastern Co. SAE	18,737

	Total Egypt	1,313,662

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Germany — 0.1%
20,000	Delivery Hero SE, Class A Shares*(b)	$581,695

Greece — 1.0%
75,290	Alpha Services & Holdings SA	153,416
380,102	Eurobank Ergasias Services & Holdings SA	994,163
1,594	FF Group*(e)#	—
4,184	Hellenic Telecommunications Organization SA	65,177
3,520	JUMBO SA	96,882
21,779	Metlen Energy & Metals SA	806,603
148,531	National Bank of Greece SA	1,383,027
41,917	OPAP SA	743,977
230,101	Piraeus Financial Holdings SA	1,084,533
5,371	Public Power Corp. SA	74,000

	Total Greece	5,401,778

Hong Kong — 1.5%
364,800	AIA Group Ltd.	2,794,141
164,000	Alibaba Health Information Technology Ltd.*(c)	105,083
60,900	ASMPT Ltd.	475,413
11,000	Beijing Enterprises Holdings Ltd.	37,923
78,000	Beijing Enterprises Water Group Ltd.	22,792
110,000	Bosideng International Holdings Ltd.	53,691
28,000	C&D International Investment Group Ltd.	55,770
64,800	China Gas Holdings Ltd.	56,343
850,000	China Medical System Holdings Ltd.	898,772
29,538	China Merchants Port Holdings Co., Ltd.	48,281
95,500	China Overseas Land & Investment Ltd.	177,184
131,000	China Power International Development Ltd.	50,533
46,500	China Resources Beer Holdings Co., Ltd.	148,947
27,600	China Resources Gas Group Ltd.	93,052
87,000	China Resources Land Ltd.	291,689
54,000	China Resources Power Holdings Co., Ltd.	124,716
208,000	China Ruyi Holdings Ltd.*(c)	60,979
58,000	China State Construction International Holdings Ltd.	88,841
35,800	China Taiping Insurance Holdings Co., Ltd.	52,768
51,000	Chow Tai Fook Jewellery Group Ltd.	49,275
50,000	Far East Horizon Ltd.	37,959
165,000	Galaxy Entertainment Group Ltd.	675,741
531,000	GCL Technology Holdings Ltd.*	84,810
163,000	Geely Automobile Holdings Ltd.	368,877
96,000	Guangdong Investment Ltd.	72,913
116,000	Kunlun Energy Co., Ltd.	115,688
3,000	Orient Overseas International Ltd.	40,110
297,750	Sino Biopharmaceutical Ltd.	123,599
1,375,000	Want Want China Holdings Ltd.	830,345

	Total Hong Kong	8,036,235

Hungary — 0.8%
128,629	MOL Hungarian Oil & Gas PLC	952,972
55,883	OTP Bank Nyrt	3,425,115
3,969	Richter Gedeon Nyrt	110,045

	Total Hungary	4,488,132

India — 15.3%
1,569	ABB India Ltd.	89,574
4,372	Adani Enterprises Ltd.	104,993
14,607	Adani Ports & Special Economic Zone Ltd.	178,867

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 15.3% — (continued)
19,316	Adani Power Ltd.*	$108,296
1,166	Alkem Laboratories Ltd.	61,132
14,916	Ambuja Cements Ltd.	79,435
4,996	APL Apollo Tubes Ltd.	82,002
30,729	Apollo Hospitals Enterprise Ltd.	2,126,022
39,500	Ashok Leyland Ltd.	97,131
10,900	Asian Paints Ltd.	271,791
3,407	Astral Ltd.	52,382
10,537	AU Small Finance Bank Ltd.(b)	68,405
7,814	Aurobindo Pharma Ltd.*	95,177
4,548	Avenue Supermarts Ltd.*(b)	176,736
117,220	Axis Bank Ltd.	1,366,667
1,870	Bajaj Auto Ltd.	169,617
7,759	Bajaj Finance Ltd.	759,107
10,904	Bajaj Finserv Ltd.	233,954
806	Bajaj Holdings & Investment Ltd.	107,061
2,232	Balkrishna Industries Ltd.	66,503
28,101	Bank of Baroda	63,644
102,639	Bharat Electronics Ltd.	292,761
7,210	Bharat Forge Ltd.	83,820
26,158	Bharat Heavy Electricals Ltd.	53,751
41,676	Bharat Petroleum Corp., Ltd.	114,243
71,364	Bharti Airtel Ltd.	1,278,371
198	Bosch Ltd.	60,401
3,124	Britannia Industries Ltd.	163,799
1,120	BSE Ltd.	59,950
47,609	Canara Bank	44,528
18,240	CG Power & Industrial Solutions Ltd.*	119,949
82,396	Cholamandalam Investment & Finance Co., Ltd.	1,324,782
14,325	Cipla Ltd.	230,365
53,365	Coal India Ltd.	226,063
4,130	Colgate-Palmolive India Ltd.	116,999
6,095	Container Corp. Of India Ltd.	43,727
3,608	Cummins India Ltd.	113,579
16,912	Dabur India Ltd.	95,817
91,447	Delhivery Ltd.*	261,683
3,468	Divi’s Laboratories Ltd.	217,861
1,017	Dixon Technologies India Ltd.	163,776
20,976	DLF Ltd.	152,351
16,051	Dr Reddy’s Laboratories Ltd.	205,316
3,935	Eicher Motors Ltd.	215,752
61,646	GAIL India Ltd.	112,024
94,009	GMR Airports Ltd.*	74,672
12,040	Godrej Consumer Products Ltd.	139,131
4,526	Godrej Properties Ltd.*	100,511
7,337	Grasim Industries Ltd.	196,166
6,625	Havells India Ltd.	107,952
26,457	HCL Technologies Ltd.	477,412
2,494	HDFC Asset Management Co., Ltd.(b)	103,849
210,675	HDFC Bank Ltd.	4,183,256
132,871	HDFC Bank Ltd., ADR	8,187,511
24,643	HDFC Life Insurance Co., Ltd.(b)	173,229
3,472	Hero MotoCorp Ltd.	147,040
39,027	Hindalco Industries Ltd.	284,097
5,612	Hindustan Aeronautics Ltd.	201,110
25,257	Hindustan Petroleum Corp., Ltd.	86,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 15.3% — (continued)
22,907	Hindustan Unilever Ltd.	$575,186
4,546	Hyundai Motor India Ltd.*	87,753
145,254	ICICI Bank Ltd.	2,004,916
192,792	ICICI Bank Ltd., ADR	5,375,041
5,885	ICICI Lombard General Insurance Co., Ltd.(b)	113,488
10,058	ICICI Prudential Life Insurance Co., Ltd.(b)	63,462
119,973	IDFC First Bank Ltd.*	80,712
23,869	Indian Hotels Co., Ltd. (The), Class A Shares	195,361
75,308	Indian Oil Corp., Ltd.	98,746
7,982	Indian Railway Catering & Tourism Corp., Ltd.	61,881
478,409	Indus Towers Ltd.*	1,780,732
16,128	IndusInd Bank Ltd.	180,083
1,985	Info Edge India Ltd.	159,290
92,529	Infosys Ltd.	1,812,112
5,272	InterGlobe Aviation Ltd.*(b)	270,401
83,618	ITC Ltd.	379,639
8,783	Jindal Stainless Ltd.	59,246
11,170	Jindal Steel & Power Ltd.	109,235
362,575	Jio Financial Services Ltd.*	866,078
12,171	JSW Energy Ltd.	64,880
17,171	JSW Steel Ltd.	187,791
9,086	Jubilant Foodworks Ltd.	65,305
11,490	Kalyan Jewellers India Ltd.	60,846
21,500	KEI Industries Ltd.	768,870
146,311	Kotak Mahindra Bank Ltd.	3,187,421
18,768	Larsen & Toubro Ltd.	682,088
2,225	LTIMindtree Ltd.(b)	119,326
6,483	Lupin Ltd.	141,607
8,287	Macrotech Developers Ltd.(b)	106,717
107,834	Mahindra & Mahindra Ltd.	3,198,048
11,271	MakeMyTrip Ltd.*	1,084,946
3,608	Mankind Pharma Ltd.*	93,869
14,859	Marico Ltd.	102,342
3,503	Maruti Suzuki India Ltd.	478,845
22,101	Max Healthcare Institute Ltd.	245,034
3,048	Mphasis Ltd.	79,160
71	MRF Ltd.	85,710
3,203	Muthoot Finance Ltd.	78,160
9,749	Nestle India Ltd.	245,218
103,946	NHPC Ltd.	87,855
77,052	NMDC Ltd.	55,563
121,549	NTPC Ltd.	432,992
62,545	Oberoi Realty Ltd.	1,060,266
92,535	Oil & Natural Gas Corp., Ltd.	239,251
13,625	Oil India Ltd.	53,780
553	Oracle Financial Services Software Ltd.	49,183
185	Page Industries Ltd.	86,151
10,276	PB Fintech Ltd.*	173,334
3,171	Persistent Systems Ltd.	191,864
23,014	Petronet LNG Ltd.	74,665
118,085	Phoenix Mills Ltd. (The)	2,084,992
2,152	PI Industries Ltd.	74,178
4,399	Pidilite Industries Ltd.	134,128
1,425	Polycab India Ltd.	77,091
42,380	Power Finance Corp., Ltd.	179,621
127,537	Power Grid Corp. of India Ltd.	368,974

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 15.3% — (continued)
4,411	Prestige Estates Projects Ltd.	$56,728
76,677	Punjab National Bank	77,275
12,011	Rail Vikas Nigam Ltd.	46,284
37,082	REC Ltd.	155,377
678,531	Reliance Industries Ltd.	9,314,142
88,201	Samvardhana Motherson International Ltd.	121,269
10,224	SBI Cards & Payment Services Ltd.	97,581
12,752	SBI Life Insurance Co., Ltd.(b)	208,831
275	Shree Cement Ltd.	86,335
39,275	Shriram Finance Ltd.	277,992
2,571	Siemens Ltd.	136,391
790	Solar Industries India Ltd.	79,823
12,906	Sona Blw Precision Forgings Ltd.(b)	72,526
3,892	SRF Ltd.	124,647
49,720	State Bank of India	393,501
27,062	Sun Pharmaceutical Industries Ltd.	492,000
1,693	Sundaram Finance Ltd.	88,743
1,866	Supreme Industries Ltd.	71,378
254,318	Suzlon Energy Ltd.*	145,960
3,941	Tata Communications Ltd.	61,099
90,155	Tata Consultancy Services Ltd.	3,597,514
16,854	Tata Consumer Products Ltd.	186,301
865	Tata Elxsi Ltd.	53,606
56,394	Tata Motors Ltd.	402,674
44,189	Tata Power Co., Ltd. (The)	172,022
210,889	Tata Steel Ltd.	331,549
14,873	Tech Mahindra Ltd.	253,958
1,209	Thermax Ltd.	46,881
108,330	Titan Co., Ltd.	3,833,170
3,612	Torrent Pharmaceuticals Ltd.	121,354
5,829	Torrent Power Ltd.	85,503
4,949	Trent Ltd.	273,868
3,306	Tube Investments of India Ltd.	93,952
6,684	TVS Motor Co., Ltd.	170,876
21,657	UltraTech Cement Ltd.	2,511,908
37,122	Union Bank of India Ltd.	48,310
7,698	United Spirits Ltd.	113,292
161,930	UPL Ltd.	1,170,524
37,839	Varun Beverages Ltd.	186,742
37,523	Vedanta Ltd.	169,679
683,511	Vodafone Idea Ltd.*	58,890
7,259	Voltas Ltd.	109,778
72,562	Wipro Ltd.	231,764
394,970	Yes Bank Ltd.*	75,975
202,476	Zomato Ltd.*	512,770

	Total India	84,266,350

Indonesia — 1.7%
401,700	Alamtri Resources Indonesia Tbk PT	50,059
170,900	Amman Mineral Internasional PT*	67,530
3,618,600	Astra International Tbk PT	990,975
1,545,300	Bank Central Asia Tbk PT	786,291
4,641,148	Bank Mandiri Persero Tbk PT	1,296,203
4,759,100	Bank Negara Indonesia Persero Tbk PT	1,163,622
12,390,424	Bank Rakyat Indonesia Persero Tbk PT	2,525,442
560,447	Barito Pacific Tbk PT	26,616
177,900	Chandra Asri Pacific Tbk PT	71,827

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 1.7% — (continued)
243,100	Charoen Pokphand Indonesia Tbk PT	$61,478
22,997,800	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	104,539
74,900	Indofood CBP Sukses Makmur Tbk PT	47,089
106,100	Indofood Sukses Makmur Tbk PT	45,604
727,000	Kalbe Farma Tbk PT	47,488
564,000	Sumber Alfaria Trijaya Tbk PT	74,771
1,379,687	Telkom Indonesia Persero Tbk PT	197,525
67,320	Telkom Indonesia Persero Tbk PT, ADR	977,486
441,100	United Tractors Tbk PT	594,728

	Total Indonesia	9,129,273

Ireland — 0.7%
33,342	PDD Holdings Inc., ADR*	3,790,652

Kazakhstan — 0.5%
28,000	Kaspi.KZ JSC, ADR	2,932,720

Kuwait — 0.3%
43,785	Boubyan Bank KSCP	94,966
48,681	Gulf Bank KSCP	54,138
285,261	Kuwait Finance House KSCP	739,354
21,255	Mabanee Co., KPSC	56,889
47,340	Mobile Telecommunications Co., KSCP	75,251
220,342	National Bank of Kuwait SAKP	734,385

	Total Kuwait	1,754,983

Luxembourg — 0.5%
14,433	Globant SA*	2,172,599
4,054	Reinet Investments SCA	99,460
21,549	Ternium SA, ADR	622,551
8,392	Zabka Group SA*	47,314

	Total Luxembourg	2,941,924

Malaysia — 0.6%
66,500	AMMB Holdings Bhd	85,871
59,300	Axiata Group Bhd	27,843
84,300	CELCOMDIGI BHD	69,735
225,207	CIMB Group Holdings Bhd	395,508
110,000	Gamuda Bhd	107,645
74,000	Genting Bhd	54,698
15,800	Hong Leong Bank Bhd	75,979
64,800	IHH Healthcare Bhd	108,218
56,900	IOI Corp. Bhd	49,631
11,400	Kuala Lumpur Kepong Bhd	52,742
147,409	Malayan Banking Bhd	354,145
57,900	Maxis Bhd	44,853
66,300	MISC Bhd	108,290
103,300	MR DIY Group M Bhd(b)	32,032
3,100	Nestle Malaysia Bhd	58,665
72,100	Petronas Chemicals Group Bhd	60,239
8,600	Petronas Dagangan Bhd	37,020
23,900	Petronas Gas Bhd	93,903
18,200	PPB Group Bhd	43,826
94,700	Press Metal Aluminium Holdings Bhd	107,261
405,500	Public Bank Bhd	412,342
47,250	QL Resources Bhd	51,434
38,400	RHB Bank Bhd	59,487
56,800	SD Guthrie Bhd	64,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.6% — (continued)
77,600	Sime Darby Bhd	$38,175
58,300	Sunway Bhd	60,231
31,400	Telekom Malaysia Bhd	48,076
81,000	Tenaga Nasional Bhd	247,154
82,800	YTL Corp. Bhd	35,111
61,300	YTL Power International Bhd	43,491

	Total Malaysia	3,028,172

Mexico — 2.5%
109,459	Alfa SAB de CV, Class A Shares	93,308
70,774	America Movil SAB de CV, ADR	1,007,114
518,341	America Movil SAB de CV, Series B	368,467
16,111	Arca Continental SAB de CV	166,632
21,000	BBB Foods Inc., Class A Shares*	559,020
171,703	Cemex SAB de CV, ADR	1,064,559
14,849	Coca-Cola Femsa SAB de CV	132,071
75,717	Fibra Uno Administracion SA de CV, REIT	82,486
48,751	Fomento Economico Mexicano SAB de CV	458,154
5,792	Gruma SAB de CV, Class B Shares	99,866
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	74,404
4,741	Grupo Aeroportuario del Pacifico SAB de CV, ADR*	901,027
10,998	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares*	206,308
5,233	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	140,840
34,834	Grupo Bimbo SAB de CV, Series A	93,777
18,121	Grupo Carso SAB de CV, Series A1	105,238
10,056	Grupo Comercial Chedraui SA de CV	57,716
489,763	Grupo Financiero Banorte SAB de CV, Class O Shares	3,462,937
55,152	Grupo Financiero Inbursa SAB de CV, Class O Shares*	127,330
208,960	Grupo México SAB de CV, Series B	983,157
5,497	Industrias Peñoles SAB de CV*	84,571
509,257	Kimberly-Clark de México SAB de CV, Class A Shares	765,152
28,252	Prologis Property Mexico SA de CV, REIT	89,323
5,386	Promotora y Operadora de Infraestructura SAB de CV	53,756
5,595	Qualitas Controladora SAB de CV	53,738
151,000	Regional SAB de CV	977,445
660,543	Wal-Mart de Mexico SAB de CV	1,757,690

	Total Mexico	13,966,086

Netherlands — 0.7%
16,911	NEPI Rockcastle NV*	121,897
84,000	Prosus NV*	3,683,814

	Total Netherlands	3,805,711

Peru — 0.3%
4,250	Cia de Minas Buenaventura SAA, ADR	54,188
7,669	Credicorp Ltd.	1,403,580

	Total Peru	1,457,768

Philippines — 0.8%
7,250	Ayala Corp.	69,007
939,160	Ayala Land Inc.	351,910
52,166	Bank of the Philippine Islands	111,600
67,543	BDO Unibank Inc.	174,667
6,455,900	Bloomberry Resorts Corp.*	355,320
465,960	International Container Terminal Services Inc.	2,808,897
14,290	Jollibee Foods Corp.	63,296
9,080	Manila Electric Co.	76,828
55,726	Metropolitan Bank & Trust Co.	68,913

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 0.8% — (continued)
2,295	PLDT Inc.	$52,650
122,090	Robinsons Retail Holdings Inc.	73,723
6,120	SM Investments Corp.	80,768
259,400	SM Prime Holdings Inc.	100,033

	Total Philippines	4,387,612

Poland — 1.0%
16,220	Allegro.eu SA*(b)	112,811
4,862	Bank Polska Kasa Opieki SA	205,389
1,723	CD Projekt SA	94,756
10,200	Diagnostyka SA*(a)	316,799
1,507	Dino Polska SA*(b)	184,806
77,500	InPost SA*	1,347,456
4,925	KGHM Polska Miedz SA	158,764
30	LPP SA	135,667
371	mBank SA*	67,947
17,948	ORLEN SA	279,590
32,962	PGE Polska Grupa Energetyczna SA*	58,085
123,054	Powszechna Kasa Oszczednosci Bank Polski SA	2,103,580
17,818	Powszechny Zaklad Ubezpieczen SA	238,250
1,070	Santander Bank Polska SA	137,822

	Total Poland	5,441,722

Qatar — 0.3%
149,110	Al Rayan Bank	94,873
58,133	Barwa Real Estate Co.	45,403
87,760	Commercial Bank PSQC (The)	108,726
50,646	Dukhan Bank	51,081
44,158	Industries Qatar QSC	160,495
113,710	Mesaieed Petrochemical Holding Co.	44,567
19,838	Ooredoo QPSC	67,805
14,392	Qatar Electricity & Water Co. QSC	58,657
16,292	Qatar Fuel QSC	64,210
82,215	Qatar Gas Transport Co., Ltd.	101,477
35,539	Qatar International Islamic Bank QSC	104,260
49,366	Qatar Islamic Bank QPSC	282,287
128,644	Qatar National Bank QPSC	585,312

	Total Qatar	1,769,153

Russia — 0.0%@
64,081	Alrosa PJSC(e)#	641
502,100	Detsky Mir PJSC, (Cost — $786,566, acquired 10/15/20)*(b)(e)(f)#	5,021
24,130	Mobile TeleSystems PJSC(e)#	241
135,663	Mobile TeleSystems PJSC, ADR*#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC(e)#	391
1,593	Ozon Holdings PLC, ADR*(e)#	—
19	PhosAgro PJSC, Class Registered Shares, GDR*(e)#	—
869	Polyus PJSC*(e)#	9
28,885	Rosneft Oil Co. PJSC(e)#	289
891,342	Sberbank of Russia PJSC, (Cost — $1,699,436, acquired 8/3/16)(e)(f)#	8,913
5,523	Severstal PAO(e)#	55
88,972	United Co. RUSAL International PJSC*(e)#	10
2,330	VK IPJSC, GDR*(e)#	—
12,017	VTB Bank PJSC(e)#	2
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(e)#	—

	Total Russia	16,929

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 2.6%
3,976	ACWA Power Co.	$392,629
8,788	Ades Holding Co.	40,194
209,848	Al Rajhi Bank	5,576,045
870	Al Rajhi Co. for Cooperative Insurance*	38,595
32,602	Alinma Bank	263,055
11,771	Almarai Co. JSC	177,888
25,374	Arab National Bank	146,294
773	Arabian Internet & Communications Services Co.	65,779
17,925	Bank AlBilad	180,967
14,923	Bank Al-Jazira*	70,484
31,532	Banque Saudi Fransi	143,094
2,413	Bupa Arabia for Cooperative Insurance Co.	109,553
1,876	Co. for Cooperative Insurance (The)	72,128
891	Dallah Healthcare Co.	34,171
15,526	Dar Al Arkan Real Estate Development Co.*	73,970
14,407	Dr Sulaiman Al Habib Medical Services Group Co.	1,078,755
610	Elm Co.	172,938
10,510	Etihad Etisalat Co.	173,706
15,972	Jarir Marketing Co.	53,881
3,443	Mouwasat Medical Services Co.	77,574
1,521	Nahdi Medical Co.	47,728
40,204	Riyad Bank	315,421
6,876	SABIC Agri-Nutrients Co.	198,217
8,982	Sahara International Petrochemical Co.	51,083
809	SAL Saudi Logistics Services	52,653
35,995	Saudi Arabian Mining Co.*	436,559
161,787	Saudi Arabian Oil Co.(b)	1,168,358
1,248	Saudi Aramco Base Oil Co.	34,316
27,231	Saudi Awwal Bank	256,414
25,470	Saudi Basic Industries Corp.	420,142
19,795	Saudi Electricity Co.	87,668
8,724	Saudi Industrial Investment Group	38,805
18,780	Saudi Investment Bank (The)	72,076
27,334	Saudi Kayan Petrochemical Co.*	44,231
133,896	Saudi National Bank (The)	1,249,588
874	Saudi Research & Media Group*	47,668
1,501	Saudi Tadawul Group Holding Co.	84,348
55,712	Saudi Telecom Co.	671,109
8,700	Yanbu National Petrochemical Co.	81,034

	Total Saudi Arabia	14,299,118

Singapore — 0.7%
4,800	BOC Aviation Ltd.(b)	37,040
17,214	Trip.com Group Ltd.*	973,741
48,126	Trip.com Group Ltd., ADR*	2,727,782

	Total Singapore	3,738,563

South Africa — 2.8%
24,155	Absa Group Ltd.	242,592
2,586	Anglo American Platinum Ltd.	77,720
10,171	Aspen Pharmacare Holdings Ltd.	89,016
9,385	Bid Corp., Ltd.	225,889
84,954	Bidvest Group Ltd.	1,121,969
19,762	Capitec Bank Holdings Ltd.	3,246,698
6,455	Clicks Group Ltd.	119,192
15,366	Discovery Ltd.	169,573
141,506	FirstRand Ltd.	535,514

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 2.8% — (continued)
24,317	Gold Fields Ltd.	$432,087
16,967	Harmony Gold Mining Co., Ltd.	167,425
26,021	Impala Platinum Holdings Ltd.*	123,116
1,524	Kumba Iron Ore Ltd.	30,303
784,063	Life Healthcare Group Holdings Ltd.	617,193
48,230	MTN Group Ltd.	305,249
4,718	Naspers Ltd., Class N Shares	1,124,440
109,216	Nedbank Group Ltd.	1,633,808
139,431	Old Mutual Ltd.	94,409
23,929	OUTsurance Group Ltd.	91,683
58,129	Pepkor Holdings Ltd.(b)	80,548
14,376	Remgro Ltd.	113,534
294,513	Sanlam Ltd.	1,356,661
17,899	Sasol Ltd.	77,492
13,828	Shoprite Holdings Ltd.	203,252
140,195	Standard Bank Group Ltd.	1,633,013
188,313	Vodacom Group Ltd.	1,180,379
28,189	Woolworths Holdings Ltd.	87,696

	Total South Africa	15,180,451

South Korea — 8.6%
1,078	Alteogen Inc.*	289,548
963	Amorepacific Corp.*	77,498
4,443	Celltrion Inc.	560,761
255	CJ CheilJedang Corp.	41,457
16,232	Coway Co., Ltd.	909,323
1,381	DB Insurance Co., Ltd.	86,764
1,233	Doosan Bobcat Inc.	39,832
12,898	Doosan Enerbility Co., Ltd.*	225,475
1,334	Ecopro BM Co., Ltd.*	109,120
2,991	Ecopro Co., Ltd.	127,843
210	Ecopro Materials Co., Ltd.*	12,659
7,943	Hana Financial Group Inc.	325,211
699	Hanjin Kal Corp.	39,935
1,886	Hankook Tire & Technology Co., Ltd.*	49,020
34	Hanmi Pharm Co., Ltd.	5,590
1,096	Hanmi Semiconductor Co., Ltd.	73,370
855	Hanwha Aerospace Co., Ltd.	348,192
2,236	Hanwha Ocean Co., Ltd.*	114,653
1,100	HD Hyundai Co., Ltd.	54,921
667	HD Hyundai Electric Co., Ltd.	150,060
669	HD Hyundai Heavy Industries Co., Ltd.	135,618
1,254	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	184,009
3,423	HLB Inc.*	209,542
7,877	HMM Co., Ltd.	105,714
591	HYBE Co., Ltd.*	104,394
1,125	Hyundai Glovis Co., Ltd.	100,269
5,819	Hyundai Mobis Co., Ltd.	978,194
3,792	Hyundai Motor Co.	501,902
2,128	Hyundai Rotem Co., Ltd.*	114,125
7,385	Industrial Bank of Korea	78,890
8,967	Kakao Corp.*	264,915
5,216	KakaoBank Corp.	88,758
36,089	KB Financial Group Inc.	1,945,506
18,368	Kia Corp.	1,174,519
2,324	Korea Aerospace Industries Ltd.*	101,143
7,152	Korea Electric Power Corp.	104,673

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 8.6% — (continued)
1,350	Korea Investment Holdings Co., Ltd.	$73,685
147	Korea Zinc Co., Ltd.	74,763
4,872	Korean Air Lines Co., Ltd.	78,815
800	Krafton Inc.*	188,459
26,442	KT Corp.	850,624
11,044	KT&G Corp.	743,793
6,563	LG Chem Ltd.*	1,056,548
2,541	LG Corp.*	115,886
7,553	LG Display Co., Ltd.*	47,672
2,815	LG Electronics Inc.	153,094
1,318	LG Energy Solution Ltd.*	320,761
218	LG H&H Co., Ltd.*	47,731
336	LG Innotek Co., Ltd.*	37,654
8,928	LG Uplus Corp.	64,676
52	Lotte Chemical Corp.	2,227
400	LS Electric Co., Ltd.	66,787
2,561	Meritz Financial Group Inc.	212,805
5,672	Mirae Asset Securities Co., Ltd.	34,015
4,031	NAVER Corp.	571,541
406	NCSoft Corp.*	47,363
2	Netmarble Corp.(b)	55
3,575	NH Investment & Securities Co., Ltd.	36,476
638	Orion Corp.	44,505
831	POSCO Future M Co., Ltd.	81,385
1,971	POSCO Holdings Inc.	365,740
1,191	Posco International Corp.	42,548
1,417	Samsung Biologics Co., Ltd.*(b)	1,083,231
2,522	Samsung C&T Corp.	210,720
1,588	Samsung Electro-Mechanics Co., Ltd.	147,144
359,252	Samsung Electronics Co., Ltd.	13,437,617
871	Samsung Fire & Marine Insurance Co., Ltd.	228,574
17,567	Samsung Heavy Industries Co., Ltd.*	168,036
2,330	Samsung Life Insurance Co., Ltd.	138,639
1,494	Samsung SDI Co., Ltd.	229,879
1,283	Samsung SDS Co., Ltd.	108,356
114,329	Shinhan Financial Group Co., Ltd.	3,598,722
946	SK Biopharmaceuticals Co., Ltd.*	73,993
143	SK Bioscience Co., Ltd.*	4,193
87,855	SK Hynix Inc.	11,883,994
1,081	SK Inc.	106,743
1,746	SK Innovation Co., Ltd.*	150,687
2,816	SK Square Co., Ltd.*	177,046
2,136	SK Telecom Co., Ltd.	81,858
436	SKC Co., Ltd.*	39,388
1,576	S-Oil Corp.	61,416
16,907	Woori Financial Group Inc.	192,242
1,615	Yuhan Corp.	135,170

	Total South Korea	47,450,659

Taiwan — 16.2%
14,000	Accton Technology Corp.	275,292
80,000	Acer Inc.	94,668
12,753	Advantech Co., Ltd.	156,896
4,139	Airtac International Group	120,772
3,000	Alchip Technologies Ltd.	292,619
444,498	ASE Technology Holding Co., Ltd.	2,230,745
59,000	Asia Cement Corp.	74,846

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 16.2% — (continued)
9,000	Asia Vital Components Co., Ltd.	$141,125
20,000	Asustek Computer Inc.	411,923
163,800	AUO Corp.*	75,068
16,000	Catcher Technology Co., Ltd.	99,307
265,550	Cathay Financial Holding Co., Ltd.	543,009
40,048	Chailease Holding Co., Ltd.	152,623
174,630	Chang Hwa Commercial Bank Ltd.	95,988
49,000	Cheng Shin Rubber Industry Co., Ltd.	74,728
71,000	China Airlines Ltd.	51,010
331,000	China Steel Corp.	242,358
123,000	Chroma ATE Inc.	1,222,384
106,000	Chunghwa Telecom Co., Ltd.	411,717
117,000	Compal Electronics Inc.	136,009
464,880	CTBC Financial Holding Co., Ltd.	574,347
202,000	Delta Electronics Inc.	2,391,953
24,000	E Ink Holdings Inc.	199,135
382,794	E.Sun Financial Holding Co., Ltd.	338,391
6,100	Eclat Textile Co., Ltd.	100,004
8,000	Elite Material Co., Ltd.	147,518
2,000	eMemory Technology Inc.	173,723
80,000	Eva Airways Corp.	104,312
30,791	Evergreen Marine Corp. Taiwan Ltd.	199,896
89,000	Far Eastern New Century Corp.	86,755
44,000	Far EasTone Telecommunications Co., Ltd.	120,000
12,230	Feng TAY Enterprise Co., Ltd.	50,718
313,048	First Financial Holding Co., Ltd.	261,690
88,000	Formosa Chemicals & Fibre Corp.	79,062
114,000	Formosa Plastics Corp.	131,747
5,300	Fortune Electric Co., Ltd.	98,924
228,781	Fubon Financial Holding Co., Ltd.	637,686
15,000	Gigabyte Technology Co., Ltd.	114,379
3,000	Global Unichip Corp.	118,195
201,000	Globalwafers Co., Ltd.	2,288,072
347,480	Hon Hai Precision Industry Co., Ltd.	1,780,384
9,140	Hotai Motor Co., Ltd.	170,167
244,111	Hua Nan Financial Holdings Co., Ltd.	205,803
190,164	Innolux Corp.*	85,310
7,000	International Games System Co., Ltd.	208,284
72,000	Inventec Corp.	100,268
3,000	Jentech Precision Industrial Co., Ltd.	117,506
435,112	KGI Financial Holding Co., Ltd.	236,927
3,541	Largan Precision Co., Ltd.	286,750
59,264	Lite-On Technology Corp., ADR	189,981
2,000	Lotes Co., Ltd.	96,801
135,000	MediaTek Inc.	6,140,266
330,889	Mega Financial Holding Co., Ltd.	397,380
17,000	Micro-Star International Co., Ltd.	94,587
544,000	Minth Group Ltd.*	1,416,484
139,000	Nan Ya Plastics Corp.	141,854
5,000	Nien Made Enterprise Co., Ltd.	66,764
84,000	Novatek Microelectronics Corp.	1,384,532
50,000	Pegatron Corp.	142,479
7,000	PharmaEssentia Corp.*	132,466
63,000	Pou Chen Corp.	73,384
42,224	Poya International Co., Ltd.	664,564
15,539	President Chain Store Corp.	122,963

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 16.2% — (continued)
308,000	Quanta Computer Inc.	$2,268,808
13,000	Realtek Semiconductor Corp.	214,280
56,000	Ruentex Development Co., Ltd.	71,725
114,598	Shanghai Commercial & Savings Bank Ltd. (The)	152,890
420,614	Shin Kong Financial Holding Co., Ltd.*	157,954
287,571	SinoPac Financial Holdings Co., Ltd.	196,993
32,700	Synnex Technology International Corp.	69,985
325,803	Taishin Financial Holding Co., Ltd.	171,983
175,831	Taiwan Business Bank	83,371
297,393	Taiwan Cooperative Financial Holding Co., Ltd.	221,219
56,000	Taiwan High Speed Rail Corp.	46,662
53,000	Taiwan Mobile Co., Ltd.	184,204
1,306,507	Taiwan Semiconductor Manufacturing Co., Ltd.	39,989,068
63,643	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,489,471
194,668	TCC Group Holdings Co., Ltd.	207,352
35,000	Unimicron Technology Corp.	123,594
129,000	Uni-President Enterprises Corp.	316,595
309,000	United Microelectronics Corp.	406,819
24,013	Vanguard International Semiconductor Corp.	72,742
2,000	Voltronic Power Technology Corp.	97,456
19,630	Wan Hai Lines Ltd.	49,973
77,000	Wistron Corp.	256,054
19,000	Wiwynn Corp.	1,105,629
41,760	WPG Holdings Ltd.	89,770
75,357	Yageo Corp.	1,276,643
48,000	Yang Ming Marine Transport Corp.	105,949
287,993	Yuanta Financial Holding Co., Ltd.	319,914
16,000	Zhen Ding Technology Holding Ltd.	56,028

	Total Taiwan	89,178,629

Thailand — 0.7%
33,100	Advanced Info Service PCL, NVDR	267,587
112,800	Airports of Thailand PCL, NVDR	143,036
309,900	Bangkok Dusit Medical Services PCL, NVDR	219,231
232,900	Bangkok Expressway & Metro PCL, NVDR	43,525
15,000	Bumrungrad Hospital PCL, NVDR	85,843
60,900	Central Pattana PCL, NVDR	87,539
52,416	Central Retail Corp. PCL, NVDR	51,317
118,200	Charoen Pokphand Foods PCL, NVDR	84,186
166,300	CP ALL PCL, NVDR	263,759
46,716	CP AXTRA PCL, NVDR	39,280
86,600	Delta Electronics Thailand PCL, NVDR	198,772
77,600	Gulf Energy Development PCL, NVDR	111,682
137,900	Home Product Center PCL, NVDR	34,214
29,050	Intouch Holdings PCL, NVDR	67,410
176,900	Kasikornbank PCL	782,206
15,700	Kasikornbank PCL, NVDR	69,449
87,300	Krung Thai Bank PCL, NVDR	57,387
22,200	Krungthai Card PCL, NVDR	32,160
91,300	Minor International PCL, NVDR	77,296
174,300	PTT Exploration & Production PCL	546,435
40,800	PTT Exploration & Production PCL, NVDR	129,731
98,900	PTT Oil & Retail Business PCL, NVDR	31,868
278,500	PTT PCL, NVDR	256,275
26,300	SCB X PCL, NVDR	93,615
23,000	Siam Cement PCL (The), NVDR	85,668
878,300	TMBThanachart Bank PCL, NVDR	49,326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Thailand — 0.7% — (continued)
272,121	True Corp. PCL, NVDR*	$91,404

	Total Thailand	4,000,201

Turkey — 0.8%
190,127	Akbank TAS	351,122
32,036	Aselsan Elektronik Sanayi Ve Ticaret AS	82,004
58,218	BIM Birlesik Magazalar AS	807,872
16,577	Coca-Cola Icecek AS	24,250
69,832	Eregli Demir ve Celik Fabrikalari TAS	42,744
1,799	Ford Otomotiv Sanayi AS	43,516
25,546	Haci Ömer Sabanci Holding AS	67,863
19,638	KOC Holding AS	82,325
190,000	MLP Saglik Hizmetleri AS, Class B Shares*(b)	1,859,858
5,249	Pegasus Hava Tasimaciligi AS*	34,391
195,088	Sasa Polyester Sanayi AS*	18,921
246,000	Sok Marketler Ticaret AS	256,931
57,900	Tofas Turk Otomobil Fabrikasi AS	309,375
13,822	Turk Hava Yollari AO*	116,820
31,232	Turkcell Iletisim Hizmetleri AS	86,208
204,992	Turkiye Is Bankasi AS, Class C Shares	85,299
26,836	Turkiye Petrol Rafinerileri AS	95,122
28,575	Turkiye Sise ve Cam Fabrikalari AS	27,768
81,036	Yapi ve Kredi Bankasi AS	65,380

	Total Turkey	4,457,769

United Arab Emirates — 0.8%
84,338	Abu Dhabi Commercial Bank PJSC	262,740
41,360	Abu Dhabi Islamic Bank PJSC	191,509
82,690	Abu Dhabi National Oil Co. for Distribution PJSC	78,579
96,553	ADNOC Drilling Co. PJSC	144,459
112,561	Aldar Properties PJSC	273,701
80,135	Americana Restaurants International PLC — Foreign Co.	52,385
76,638	Dubai Islamic Bank PJSC	161,587
27,975	Emaar Development PJSC	98,258
184,659	Emaar Properties PJSC	680,990
52,786	Emirates NBD Bank PJSC	316,937
95,283	Emirates Telecommunications Group Co. PJSC	432,934
123,114	First Abu Dhabi Bank PJSC	477,460
114,981	Multiply Group PJSC*	60,109
2,540,500	Talabat Holding PLC*	1,066,612

	Total United Arab Emirates	4,298,260

United Kingdom — 0.9%
13,977	Anglogold Ashanti PLC	397,025
600,959	Helios Towers PLC*	738,031
37,000	Lion Finance Group PLC	2,472,387
20,324	Unilever PLC	1,143,945

	Total United Kingdom	4,751,388

United States — 0.4%
19,062	BeiGene Ltd.*	405,758
4,089	EPAM Systems Inc.*	842,907
2,342	Legend Biotech Corp., ADR*	81,993
15,773	Schlumberger NV	657,103
3,107	Southern Copper Corp.	276,306

	Total United States	2,264,067

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

Uruguay — 1.4%
93,600		Arcos Dorados Holdings Inc., Class A Shares	$716,040
3,256		MercadoLibre Inc.*	6,908,809

		Total Uruguay	7,624,849

		TOTAL COMMON STOCKS (Cost — $434,324,053)	526,660,251

PREFERRED STOCKS — 1.2%

Brazil — 0.6%
151,538		Banco Bradesco SA, Class Preferred Shares	289,424
5,428		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	38,710
48,798		Cia Energetica de Minas Gerais, Class Preferred Shares	92,288
41,489		Cia Paranaense de Energia — Copel, Class Preferred B Shares	69,582
37,579		Gerdau SA, Class Preferred Shares	106,382
284,985		Itau Unibanco Holding SA, Class Preferred Shares	1,546,689
153,057		Itausa SA, Class Preferred Shares	228,606
128,443		Petroleo Brasileiro SA, Class Preferred Shares	784,176
9,738		Telefonica Brasil SA, Class Preferred Shares	79,988

		Total Brazil	3,235,845

Chile — 0.0%@
4,284		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	163,478

Colombia — 0.0%@
11,353		Bancolombia SA, Class Preferred Shares	117,252

Mexico — 0.1%
418,317		Cemex SAB de CV, Class Preferred Shares	258,082

South Korea — 0.5%
940		Hyundai Motor Co., Class Preferred 2nd Shares	99,872
565		Hyundai Motor Co., Class Preferred Shares	57,890
13		LG Chem Ltd., Class Preferred Shares*	1,013
82,922		Samsung Electronics Co., Ltd., Class Preferred Shares	2,543,948

		Total South Korea	2,702,723

		TOTAL PREFERRED STOCKS (Cost — $7,161,178)	6,477,380

RIGHT — 0.0%@

Brazil — 0.0%@
2,107		Itausa SA expires 4/11/25 *(a)(e) (Cost — $0)	748

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $441,485,231)	533,138,379

Face Amount†

SHORT-TERM INVESTMENTS (g) — 3.6%

MONEY MARKET FUND — 0.3%
$1,480,452		Invesco STIT — Government & Agency Portfolio, Institutional Class, 4.235%(h) (Cost — $1,480,452)	1,480,452

TIME DEPOSITS — 3.3%
14,560	ZAR	BBH — New York, 5.540% due 3/3/25	778
219,925	ZAR	BNP Paribas — Paris, 5.540% due 3/3/25	11,752
3,901	EUR	Citibank — London, 1.570% due 3/3/25	4,046
4,254,623		Citibank — New York, 3.680% due 3/3/25	4,254,623
157,169		DBS Bank Ltd. — Singapore, 3.680% due 3/3/25	157,169

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 3.3% — (continued)
1,279,873	HKD	HSBC Bank — Hong Kong, 2.190% due 3/3/25	$164,572
$4,115,322		JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	4,115,322
183	GBP	Societe Generale SA — Paris, 3.410% due 3/3/25	230
		Sumitomo Mitsui Banking Corp. — Tokyo:
22	EUR	1.570% due 3/3/25	22
9,601,797		3.680% due 3/3/25	9,601,797

		TOTAL TIME DEPOSITS (Cost — $18,310,311)	18,310,311

		TOTAL SHORT-TERM INVESTMENTS (Cost — $19,790,763)	19,790,763

		TOTAL INVESTMENTS — 100.6% (Cost — $461,275,994)	552,929,142

		Liabilities in Excess of Other Assets — (0.6)%	(3,311,889)

		TOTAL NET ASSETS — 100.0%	$549,617,253

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $22,546,435 and represents 4.1% of net assets.

(c)	All or a portion of this security is on loan (See Note 1).
(d)	Security trades on the Hong Kong exchange.
(e)	Illiquid security.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2025, amounts to $13,934 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.3%.
(h)	Represents investments of collateral received from securities lending transactions.
#

Security that used significant unobservable inputs to determine fair value. At February 28, 2025, the Fund held a Level 3 securities with a value of $16,931, representing less than 0.05% of net assets.

At February 28, 2025, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$461,275,994	$154,012,859	$(62,363,426)	$91,649,433

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials
Banks	19.0%
Insurance	3.0
Consumer Finance	1.0
Other	1.2
Information Technology
Semiconductors & Semiconductor Equipment	14.2
Technology Hardware, Storage & Peripherals	4.7
IT Services	1.8
Other	1.9
Consumer Discretionary	16.7
Communication Services	8.3
Industrials	6.5
Materials	4.3
Energy	4.0
Consumer Staples	3.9
Health Care	3.3
Real Estate	1.6
Utilities	1.3
Short-Term Investments	3.3%

Total Investments	100.0%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2025, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	13	3/25	$716,440	$712,725	$(3,715)

At February 28, 2025, Emerging Markets Equity Fund had deposited cash of $26,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 28.9%

Advertising — 0.0%@
$77,000	BBB+	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	$76,188

Aerospace/Defense — 0.5%
		Boeing Co. (The), Senior Unsecured Notes:
50,000	BBB-	3.100% due 5/1/26	49,088
70,000	BBB-	2.700% due 2/1/27	67,332
200,000	BBB-	2.800% due 3/1/27	192,468
130,000	BBB-	3.200% due 3/1/29	121,371
100,000	BBB-	5.150% due 5/1/30	100,226
50,000	BBB-	3.625% due 2/1/31	46,196
100,000	BBB-	3.600% due 5/1/34	86,292
50,000	BBB-	6.528% due 5/1/34	53,503
40,000	BBB-	3.550% due 3/1/38	31,367
25,000	BBB-	3.500% due 3/1/39	19,236
40,000	BBB-	3.750% due 2/1/50	28,298
965,000	BBB-	5.805% due 5/1/50	926,749
248,000	BBB-	3.950% due 8/1/59	171,288
101,000	BBB-	5.930% due 5/1/60	96,439
		General Dynamics Corp., Company Guaranteed Notes:
10,000	A	4.250% due 4/1/40	8,963
25,000	A	2.850% due 6/1/41	18,356
85,000	A	4.250% due 4/1/50	71,790
50,000	BBB+	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	53,361
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	483,412
388,000	BBB	5.400% due 1/15/27	393,575
361,000	BBB	4.400% due 6/15/28	357,835
182,000	BBB	5.600% due 7/31/53	181,140
		Lockheed Martin Corp., Senior Unsecured Notes:
90,000	A-	3.900% due 6/15/32	84,978
50,000	A-	4.070% due 12/15/42	42,568
126,000	A-	3.800% due 3/1/45	101,329
50,000	A-	4.700% due 5/15/46	45,687
25,000	A-	2.800% due 6/15/50	16,111
50,000	A-	4.090% due 9/15/52	40,529
784,000	A-	4.150% due 6/15/53	640,706
25,000	A-	5.700% due 11/15/54	25,939
120,000	A-	5.200% due 2/15/64	113,269
		Northrop Grumman Corp., Senior Unsecured Notes:
600,000	BBB+	3.250% due 1/15/28	579,561
334,000	BBB+	4.700% due 3/15/33	328,679
64,000	BBB+	4.750% due 6/1/43	58,578
51,000	BBB+	4.030% due 10/15/47	41,109
280,000	BBB+	5.250% due 5/1/50	267,647
		RTX Corp., Senior Unsecured Notes:
130,000	BBB+	3.950% due 8/16/25	129,622
250,000	BBB+	5.750% due 11/8/26	254,879
250,000	BBB+	3.500% due 3/15/27	245,347
337,000	BBB+	4.125% due 11/16/28	332,320
140,000	BBB+	5.750% due 1/15/29	145,607
140,000	BBB+	2.250% due 7/1/30	123,837
470,000	BBB+	6.000% due 3/15/31	498,196
116,000	BBB+	2.375% due 3/15/32	98,540
164,000	BBB+	6.100% due 3/15/34	175,852
25,000	BBB+	6.125% due 7/15/38	26,980

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 0.5% — (continued)
$25,000	BBB+	4.450% due 11/16/38	$22,944
580,000	BBB+	4.500% due 6/1/42	514,211
76,000	BBB+	3.750% due 11/1/46	59,084
177,000	BBB+	2.820% due 9/1/51	110,359
90,000	BBB+	3.030% due 3/15/52	58,440
100,000	BBB+	5.375% due 2/27/53	96,956
340,000	B-	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(a)	376,855
		TransDigm Inc., Senior Secured Notes:
240,000	BB-	7.125% due 12/1/31(a)	247,772
10,000	BB-	6.625% due 3/1/32(a)	10,203

		Total Aerospace/Defense	9,472,979

Agriculture — 0.4%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	39,824
20,000	BBB	4.400% due 2/14/26	19,956
210,000	BBB	6.200% due 11/1/28	220,816
752,000	BBB	4.800% due 2/14/29	753,798
1,290,000	BBB	2.450% due 2/4/32	1,085,684
669,000	BBB	6.875% due 11/1/33	740,092
140,000	BBB	5.800% due 2/14/39	141,706
80,000	BBB	3.875% due 9/16/46	59,440
320,000	BBB	5.950% due 2/14/49	320,403
2,000	BBB	6.200% due 2/14/59	2,000
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	23,475
		BAT Capital Corp., Company Guaranteed Notes:
50,000	BBB+	3.215% due 9/6/26	48,997
224,000	BBB+	3.557% due 8/15/27	218,503
148,000	BBB+	2.259% due 3/25/28	137,934
105,000	BBB+	5.834% due 2/20/31	109,396
90,000	BBB+	6.000% due 2/20/34	94,139
50,000	BBB+	4.390% due 8/15/37	44,212
1,346,000	BBB+	4.540% due 8/15/47	1,096,788
681,000	BBB+	4.758% due 9/6/49	569,744
208,000	BBB+	7.081% due 8/2/53	234,652
		BAT International Finance PLC, Company Guaranteed Notes:
50,000	BBB+	1.668% due 3/25/26	48,475
110,000	BBB+	4.448% due 3/16/28	109,277
168,000	BBB+	5.931% due 2/2/29	174,757
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	0.875% due 5/1/26	96,048
100,000	A-	4.750% due 2/12/27	100,656
234,000	A-	5.125% due 11/17/27	237,834
180,000	A-	4.875% due 2/13/29	181,581
210,000	A-	2.100% due 5/1/30	185,306
40,000	A-	5.125% due 2/13/31	40,670
50,000	A-	5.375% due 2/15/33	51,098
25,000	A-	5.625% due 9/7/33	25,958
190,000	A-	5.250% due 2/13/34	191,998
25,000	A-	6.375% due 5/16/38	27,602
25,000	A-	3.875% due 8/21/42	20,413
25,000	A-	4.125% due 3/4/43	20,948
25,000	A-	4.250% due 11/10/44	21,173
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	25,370
89,000	BBB+	5.850% due 8/15/45	86,527

		Total Agriculture	7,607,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.5%
$250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	$263,611
680,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	677,266
1,285,437	AA-	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	1,200,129
365,464	AA	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	342,649
210,000	BBB-	Delta Air Lines Inc., Senior Unsecured Notes, 7.375% due 1/15/26	214,042
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
57,425	A3(b)	4.500% due 10/20/25(a)	57,317
2,620,000	A3(b)	4.750% due 10/20/28(a)	2,603,397
1,155,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,163,699
95,743	CCC-(c)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25*(a)(d)(e)	83,296
42,743	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	41,205
912,000	A	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	908,766
780,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	752,653
634,522	BBB+	US Airways Class A Pass Through Trust, Pass-Thru Certificates, 3.950% due 11/15/25	629,886
500,000	B-	VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes, 9.500% due 6/1/28(a)	500,380

		Total Airlines	9,438,296

Apparel — 0.0%@
		NIKE Inc., Senior Unsecured Notes:
230,000	AA-	2.750% due 3/27/27	223,254
140,000	AA-	2.850% due 3/27/30	129,563
125,000	AA-	3.250% due 3/27/40	100,117
25,000	AA-	3.875% due 11/1/45	20,465
270,000	AA-	3.375% due 3/27/50	196,512

		Total Apparel	669,911

Auto Manufacturers — 0.8%
		American Honda Finance Corp., Senior Unsecured Notes:
200,000	A-	1.300% due 9/9/26	190,976
100,000	A-	2.300% due 9/9/26	96,978
100,000	A-	4.900% due 3/12/27	100,851
840,000	A	BMW US Capital LLC, Company Guaranteed Notes, 4.850% due 8/13/31(a)	838,821
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	15,396
		Ford Motor Co., Senior Unsecured Notes:
1,155,000	BBB-	3.250% due 2/12/32	962,714
1,085,000	BBB-	6.100% due 8/19/32	1,071,482
50,000	BBB-	4.750% due 1/15/43	38,872
50,000	BBB-	5.291% due 12/8/46	41,134
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	2.700% due 8/10/26	192,709
200,000	BBB-	5.800% due 3/5/27	201,418
500,000	BBB-	4.950% due 5/28/27	494,787
460,000	BBB-	2.900% due 2/16/28	428,418
220,000	BBB-	2.900% due 2/10/29	198,293
840,000	BBB-	7.350% due 3/6/30	890,733
200,000	BBB-	4.000% due 11/13/30	181,972
1,415,000	BBB-	6.054% due 11/5/31	1,412,679
330,000	BBB-	7.122% due 11/7/33	342,729
		General Motors Co., Senior Unsecured Notes:
206,000	BBB	6.125% due 10/1/25	207,276
50,000	BBB	5.600% due 10/15/32	50,370
50,000	BBB	6.600% due 4/1/36	52,798

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Auto Manufacturers — 0.8% — (continued)
$50,000		BBB	5.150% due 4/1/38	$46,566
260,000		BBB	6.250% due 10/2/43	257,563
25,000		BBB	5.200% due 4/1/45	21,820
25,000		BBB	6.750% due 4/1/46	26,098
25,000		BBB	5.400% due 4/1/48	22,175
50,000		BBB	5.950% due 4/1/49	47,641
			General Motors Financial Co., Inc.:
			Company Guaranteed Notes:
100,000		BBB	5.250% due 3/1/26	100,331
200,000		BBB	4.350% due 1/17/27	198,273
			Senior Unsecured Notes:
100,000		BBB	5.400% due 4/6/26	100,617
100,000		BBB	1.500% due 6/10/26	95,981
100,000		BBB	2.350% due 2/26/27	95,644
1,250,000		BBB	5.850% due 4/6/30	1,279,927
50,000		BBB	5.950% due 4/4/34	50,500
100,000		A-	Honda Motor Co., Ltd., Senior Unsecured Notes, 2.534% due 3/10/27	96,366
			Hyundai Capital America, Senior Unsecured Notes:
1,500,000		A-	5.650% due 6/26/26(a)	1,518,415
505,000		A-	5.300% due 3/19/27(a)	510,427
			Nissan Motor Co., Ltd., Senior Unsecured Notes:
600,000		BB+	3.522% due 9/17/25(a)	593,720
360,000		BB+	4.345% due 9/17/27(a)	353,526
380,000		B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	370,464
			Toyota Motor Credit Corp., Senior Unsecured Notes:
200,000		A+	4.450% due 5/18/26	200,472
100,000		A+	1.125% due 6/18/26	96,147
100,000		A+	5.000% due 8/14/26	101,030
100,000		A+	5.400% due 11/20/26	101,878
100,000		A+	3.200% due 1/11/27	98,165
100,000		A+	1.900% due 1/13/27	95,750
200,000		A+	3.050% due 3/22/27	195,039
100,000		A+	5.550% due 11/20/30	104,531

			Total Auto Manufacturers	14,790,472

Auto Parts & Equipment — 0.0%@
			Aptiv Swiss Holdings Ltd., Company Guaranteed Notes:
25,000		BBB	3.100% due 12/1/51	15,267
25,000		BBB	4.150% due 5/1/52	18,516
380,000		BB+	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/23/32(a)	367,463

			Total Auto Parts & Equipment	401,246

Banks — 6.9%
			ABN AMRO Bank NV:
800,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost — $825,797, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(f)(g)(h)	825,715
750,000		BBB-	Subordinated Notes, 4.750% due 7/28/25(a)	749,145
300,000		B1(b)	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)(g)	298,500
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(g)(h)	972,783
1,000,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(g)	1,045,419
200,000		A+	Banco Santander SA, Senior Preferred Notes, 6.938% due 11/7/33	223,827
575,000		Ba3(b)	Bancolombia SA, Subordinated Notes, 8.625% (5-Year CMT Index + 4.320%) due 12/24/34(g)	605,990

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.9% — (continued)
		Bank of America Corp.:
		Senior Unsecured Notes:
$310,000	A-	3.500% due 4/19/26	$306,820
840,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(g)	815,706
100,000	A-	3.559% (3-Month Term SOFR + 1.322%) due 4/23/27(g)	98,820
340,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(g)	327,089
50,000	A-	5.933% (SOFR + 1.340%) due 9/15/27(g)	51,002
100,000	A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(g)	98,600
100,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(g)	96,243
230,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(g)	228,586
150,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(g)	146,206
100,000	A-	4.948% (SOFR + 2.040%) due 7/22/28(g)	100,669
100,000	A-	6.204% (SOFR + 1.990%) due 11/10/28(g)	103,768
435,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(g)	420,120
3,850,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(g)	3,774,025
100,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(g)	92,190
100,000	A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(g)	98,568
841,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(g)	870,172
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(g)	639,486
383,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(g)	343,439
685,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(g)	585,063
690,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(g)	606,589
600,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(g)	517,806
752,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(g)	659,389
1,490,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(g)	1,440,523
911,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(g)	952,292
355,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(g)	361,081
1,290,000	A-	5.511% (SOFR + 1.310%) due 1/24/36(g)	1,316,187
250,000	A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(g)	226,895
250,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(g)	179,058
200,000	A-	3.311% (SOFR + 1.580%) due 4/22/42(g)	154,293
200,000	A-	5.000% due 1/21/44	191,365
360,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(g)	303,792
260,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(g)	209,183
50,000	A-	2.831% (SOFR + 1.880%) due 10/24/51(g)	31,896
		Subordinated Notes:
40,000	BBB+	4.450% due 3/3/26	39,966
120,000	BBB+	4.250% due 10/22/26	119,474
100,000	BBB+	4.183% due 11/25/27	99,000
1,690,000	BBB+	5.425% (SOFR + 1.913%) due 8/15/35(g)	1,666,636
230,000	BBB+	5.518% (SOFR + 1.738%) due 10/25/35(g)	227,558
1,070,000	BBB	Bank of Ireland Group PLC, Senior Unsecured Notes, 5.601% (SOFR + 1.620%) due 3/20/30(a)(g)	1,094,728
		Bank of Montreal, Senior Unsecured Notes:
40,000	A-	1.850% due 5/1/25	39,822
100,000	A-	5.300% due 6/5/26	101,062
100,000	A-	2.650% due 3/8/27	96,798
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	89,595
100,000	A	2.450% due 8/17/26	97,457
50,000	A	1.050% due 10/15/26	47,502
50,000	A	4.947% (SOFR + 1.026%) due 4/26/27(g)	50,286
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(g)	373,194
50,000	A	4.967% (SOFR + 1.606%) due 4/26/34(g)	49,882
		Bank of Nova Scotia (The):
		Senior Unsecured Notes:
10,000	A-	1.300% due 6/11/25	9,907
100,000	A-	2.700% due 8/3/26	97,636

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 6.9% — (continued)
$100,000		A-	1.950% due 2/2/27	$95,733
50,000		A-	2.951% due 3/11/27	48,537
180,000		BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(g)	167,281
			Barclays PLC:
			Senior Unsecured Notes:
820,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(g)	821,700
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(g)	210,175
2,830,000		BBB+	5.367% (SOFR + 1.230%) due 2/25/31(g)	2,861,457
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(g)	173,788
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(g)	210,185
200,000		BBB-	Subordinated Notes, 5.200% due 5/12/26	201,016
800,000	EUR	Ba1(b)	BAWAG Group AG, Junior Subordinated Notes, (Cost — $879,032, acquired 12/9/24), 7.250% (5-Year EURIBOR ICE Swap + 5.052%)(f)(g)(h)	869,284
			BNP Paribas SA:
			Junior Subordinated Notes:
900,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(g)(h)	936,280
420,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(g)(h)	443,693
470,000		BBB-	8.500% (5-Year CMT Index + 4.354%)(a)(g)(h)	498,424
			Senior Non-Preferred Notes:
220,000		A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(g)	218,462
950,000		A-	4.400% due 8/14/28(a)	937,134
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(g)	175,854
			Senior Preferred Notes:
650,000		A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(g)	656,554
600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(g)	629,763
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(g)	194,038
1,800,000	EUR	BBB-	CaixaBank SA, Subordinated Notes, (Cost — $2,073,645, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(f)(g)	2,012,041
100,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.926% due 10/2/26	102,239
			Citigroup Inc.:
220,000		BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(g)(h)	220,121
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(g)	70,021
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(g)	2,464,213
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(g)	96,674
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(g)	535,882
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(g)	62,313
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(g)	598,237
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(g)	137,037
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(g)	229,307
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(g)	215,895
76,000		BBB+	4.650% due 7/30/45	68,002
70,000		BBB+	4.650% due 7/23/48	61,391
			Subordinated Notes:
210,000		BBB	4.400% due 6/10/25	209,740
20,000		BBB	5.500% due 9/13/25	20,079
890,000		BBB	4.300% due 11/20/26	886,585
30,000		BBB	6.625% due 6/15/32	32,404
100,000		BBB	6.675% due 9/13/43	110,537
286,000		BBB	5.300% due 5/6/44	272,485
50,000		BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	48,791
8,000		AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	6,542
			Cooperatieve Rabobank UA:
380,000		BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	379,036
			Senior Non-Preferred Notes:
250,000		A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(g)	244,852

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 6.9% — (continued)
$270,000		A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(g)	$248,112
			Credit Agricole SA:
1,000,000	EUR	BBB-	(Cost — $1,147,706, acquired 3/6/24), Junior Subordinated Notes, 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(f)(g)(h)	1,117,612
500,000		A-	Senior Non-Preferred Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(g)	495,978
			Danske Bank AS, Senior Non-Preferred Notes:
2,500,000		A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(g)	2,482,141
1,250,000		A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(g)	1,286,900
			Deutsche Bank AG:
400,000	EUR	BBB	Senior Non-Preferred Notes, (Cost — $452,547, acquired 12/4/24), 5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(f)(g)	444,018
200,000		BBB-	Subordinated Notes, 3.742% (SOFR + 2.257%) due 1/7/33(g)	175,305
100,000		BBB+	Fifth Third Bancorp, Senior Unsecured Notes, 2.550% due 5/5/27	95,827
25,000		A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.414% (SOFR + 0.750%) due 5/21/27(g)	25,290
			Goldman Sachs Group Inc. (The):
			Senior Unsecured Notes:
10,000		BBB+	3.500% due 4/1/25	9,990
250,000		BBB+	3.500% due 11/16/26	246,003
100,000		BBB+	3.850% due 1/26/27	98,874
100,000		BBB+	1.431% (SOFR + 0.798%) due 3/9/27(g)	96,869
570,000		BBB+	1.542% (SOFR + 0.818%) due 9/10/27(g)	544,373
70,000		BBB+	3.615% (SOFR + 1.846%) due 3/15/28(g)	68,595
891,000		BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(g)	868,249
2,494,000		BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(g)	2,458,441
374,000		BBB+	6.484% (SOFR + 1.770%) due 10/24/29(g)	395,189
57,000		BBB+	1.992% (SOFR + 1.090%) due 1/27/32(g)	48,342
984,000		BBB+	2.615% (SOFR + 1.281%) due 4/22/32(g)	859,359
1,950,000		BBB+	2.383% (SOFR + 1.248%) due 7/21/32(g)	1,670,760
1,538,000		BBB+	2.650% (SOFR + 1.264%) due 10/21/32(g)	1,328,702
484,000		BBB+	6.561% (SOFR + 1.950%) due 10/24/34(g)	529,423
50,000		BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(g)	43,528
50,000		BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(g)	45,272
210,000		BBB+	6.250% due 2/1/41	225,330
530,000		BBB+	3.210% (SOFR + 1.513%) due 4/22/42(g)	398,870
10,000		BBB+	2.908% (SOFR + 1.472%) due 7/21/42(g)	7,164
400,000		BBB+	3.436% (SOFR + 1.632%) due 2/24/43(g)	308,271
10,000		BBB+	4.750% due 10/21/45	9,032
100,000		BBB+	5.734% (SOFR + 1.696%) due 1/28/56(g)	101,822
			Subordinated Notes:
130,000		BBB	4.250% due 10/21/25	129,640
290,000		BBB	5.150% due 5/22/45	271,476
			HSBC Holdings PLC:
			Senior Unsecured Notes:
685,000		A-	2.099% (SOFR + 1.929%) due 6/4/26(g)	680,489
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(g)	198,246
200,000		A-	5.402% (SOFR + 2.870%) due 8/11/33(g)	201,867
200,000		A-	6.254% (SOFR + 2.390%) due 3/9/34(g)	211,973
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(g)	215,298
			Subordinated Notes:
220,000		BBB	4.762% (SOFR + 2.530%) due 3/29/33(g)	210,645
200,000		BBB	6.547% (SOFR + 2.980%) due 6/20/34(g)	210,682
100,000		BBB	6.500% due 9/15/37	105,130
200,000		A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	203,457
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
80,000		A	2.083% (SOFR + 1.850%) due 4/22/26(g)	79,709

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 6.9% — (continued)
$2,245,000		A	1.578% (SOFR + 0.885%) due 4/22/27(g)	$2,173,266
200,000		A	1.470% (SOFR + 0.765%) due 9/22/27(g)	190,839
464,000		A	6.070% (SOFR + 1.330%) due 10/22/27(g)	475,185
480,000		A	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(g)	472,704
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(g)	53,978
1,110,000		A	4.452% (3-Month Term SOFR + 1.592%) due 12/5/29(g)	1,102,296
3,282,000		A	5.012% (SOFR + 1.310%) due 1/23/30(g)	3,316,237
1,956,000		A	4.565% (SOFR + 1.750%) due 6/14/30(g)	1,939,982
1,530,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(g)	1,400,447
150,000		A	2.522% (SOFR + 2.040%) due 4/22/31(g)	134,363
2,385,000		A	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(g)	2,094,486
1,200,000		A	2.545% (SOFR + 1.180%) due 11/8/32(g)	1,036,877
1,772,000		A	5.350% (SOFR + 1.845%) due 6/1/34(g)	1,802,422
100,000		A	5.502% (SOFR + 1.315%) due 1/24/36(g)	102,480
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(g)	43,556
20,000		A	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(g)	16,063
10,000		A	3.109% (SOFR + 2.440%) due 4/22/51(g)	6,780
			Subordinated Notes:
210,000		A-	4.250% due 10/1/27	209,835
600,000		A-	4.950% due 6/1/45	556,754
800,000	EUR	BB+	KBC Group NV, Junior Subordinated Notes, (Cost — $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(f)(g)(h)	921,034
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
200,000		AAA	4.625% due 8/7/26	201,644
400,000		AAA	4.375% due 3/1/27	402,633
200,000		AAA	3.750% due 2/15/28	198,518
200,000		AAA	4.625% due 3/18/30	204,769
			Lloyds Banking Group PLC:
1,500,000		BB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(g)(h)	1,505,794
			Senior Unsecured Notes:
200,000		BBB+	3.750% due 1/11/27	197,056
200,000		BBB+	4.375% due 3/22/28	197,738
200,000		BBB+	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(g)	203,659
1,070,000		BBB+	Macquarie Bank Ltd., Subordinated Notes, 3.052% (5-Year CMT Index + 1.700%) due 3/3/36(a)(g)	939,822
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.839% due 9/13/26	195,445
200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(g)	174,641
1,750,000		A-	National Australia Bank Ltd., Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(g)	1,540,525
250,000		AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	248,954
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB+	4.800% due 4/5/26	200,642
200,000		BBB+	5.847% (1-Year CMT Index + 1.350%) due 3/2/27(g)	202,461
400,000		BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(g)	402,585
1,870,000		BBB+	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(g)	1,919,627
1,000,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	955,984
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
30,000		A-	5.812% (SOFR + 1.322%) due 6/12/26(g)	30,084
100,000		A-	2.600% due 7/23/26	97,524
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(g)	431,461
50,000		A-	2.550% due 1/22/30	45,254
100,000		A-	5.222% (SOFR + 1.072%) due 1/29/31(g)	101,677
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(g)	52,681
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(g)	49,672
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(g)	51,476
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(g)	25,223

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 6.9% — (continued)
1,200,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost — $1,364,437, acquired 6/7/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(f)(g)	$1,357,836
			Royal Bank of Canada, Senior Unsecured Notes:
$10,000		A	1.150% due 6/10/25	9,910
100,000		A	5.200% due 7/20/26	101,193
100,000		A	1.400% due 11/2/26	95,286
100,000		A	4.875% due 1/19/27	100,883
100,000		A	4.950% due 2/1/29	101,267
250,000		A	3.875% due 5/4/32	234,607
100,000		A	5.150% due 2/1/34	101,066
			Santander Holdings USA Inc., Senior Unsecured Notes:
89,000		BBB+	6.174% (SOFR + 2.500%) due 1/9/30(g)	92,104
1,500,000		BBB+	7.660% (SOFR + 3.280%) due 11/9/31(g)	1,669,939
			State Street Corp., Senior Unsecured Notes:
100,000		A	2.650% due 5/19/26	98,252
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(g)	103,791
50,000		A	4.164% (SOFR + 1.726%) due 8/4/33(g)	47,541
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	5.880% due 7/13/26	203,785
200,000		A-	3.446% due 1/11/27	196,545
200,000		A-	2.174% due 1/14/27	191,848
200,000		A-	2.130% due 7/8/30	174,806
200,000		A-	5.808% due 9/14/33	211,563
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
210,000		A-	1.150% due 6/12/25	208,023
100,000		A-	1.250% due 9/10/26	95,379
100,000		A-	1.950% due 1/12/27	95,479
100,000		A-	2.800% due 3/10/27	96,736
100,000		A-	5.298% due 1/30/32	101,688
300,000		A-	4.456% due 6/8/32	289,674
			Truist Financial Corp., Senior Unsecured Notes:
100,000		A-	1.267% (SOFR + 0.609%) due 3/2/27(g)	96,791
30,000		A-	6.047% (SOFR + 2.050%) due 6/8/27(g)	30,528
50,000		A-	5.122% (SOFR + 1.852%) due 1/26/34(g)	49,399
25,000		A-	5.867% (SOFR + 2.361%) due 6/8/34(g)	25,924
100,000		A-	5.711% (SOFR + 1.922%) due 1/24/35(g)	102,660
			UBS AG, Senior Unsecured Notes:
250,000		A+	2.950% due 4/9/25	249,567
250,000		A+	5.000% due 7/9/27	252,840
2,135,000		A+	7.500% due 2/15/28	2,306,620
			UBS Group AG:
			Junior Subordinated Notes:
250,000		BB	4.875% (5-Year CMT Index + 3.404%)(a)(g)(h)	243,217
750,000		BB	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(g)(h)	753,651
200,000		BB	7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(g)(h)	211,711
890,000		BB	9.250% (5-Year CMT Index + 4.745%)(a)(g)(h)	975,792
			Senior Unsecured Notes:
320,000		A-	4.550% due 4/17/26	320,246
370,000		A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(g)	367,650
295,000		A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(g)	296,807
960,000		A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(g)	932,496
2,000,000		A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(g)	1,912,653
500,000		A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(g)	499,962
950,000		A-	4.194% (SOFR + 3.730%) due 4/1/31(a)(g)	915,369
1,665,000		A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(g)	1,486,625
250,000		A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(g)	308,019

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.9% — (continued)
		US Bancorp:
		Senior Unsecured Notes:
$90,000	A	1.450% due 5/12/25	$89,432
100,000	A	2.375% due 7/22/26	97,371
350,000	A	5.850% (SOFR + 2.090%) due 10/21/33(g)	364,265
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(g)	1,377,250
50,000	A	5.836% (SOFR + 2.260%) due 6/12/34(g)	51,870
885,000	A	5.678% (SOFR + 1.860%) due 1/23/35(g)	908,836
100,000	A-	Subordinated Notes, 3.100% due 4/27/26	98,484
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875%(g)(h)	50,067
		Senior Unsecured Notes:
150,000	BBB+	3.000% due 4/22/26	147,579
1,000,000	BBB+	3.908% (SOFR + 1.320%) due 4/25/26(g)	998,791
20,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(g)	19,919
750,000	BBB+	3.000% due 10/23/26	732,553
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(g)	485,345
490,000	BBB+	4.150% due 1/24/29	481,580
1,010,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(g)	1,035,458
511,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(g)	537,261
755,000	BBB+	5.244% (SOFR + 1.110%) due 1/24/31(g)	766,709
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(g)	92,588
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(g)	98,185
2,460,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(g)	2,206,393
625,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(g)	631,233
1,263,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(g)	1,286,814
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(g)	151,518
300,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(g)	226,589
4,300,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(g)	3,953,363
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(g)	173,316
		Subordinated Notes:
200,000	BBB	5.375% due 11/2/43	192,145
20,000	BBB	4.650% due 11/4/44	17,404
20,000	BBB	4.900% due 11/17/45	17,907
10,000	BBB	4.750% due 12/7/46	8,672
		Wells Fargo Bank NA, Senior Unsecured Notes:
358,000	A+	5.450% due 8/7/26	363,196
250,000	A+	5.254% due 12/11/26	253,798
		Westpac Banking Corp., Senior Unsecured Notes:
100,000	AA-	1.150% due 6/3/26	96,287
100,000	AA-	2.700% due 8/19/26	97,853
100,000	AA-	3.350% due 3/8/27	98,269
50,000	AA-	2.150% due 6/3/31	43,492

		Total Banks	129,651,491

Beverages — 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	121,003
1,074,000	A-	4.900% due 2/1/46	1,000,257
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	46,493
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
240,000	A-	4.750% due 1/23/29	242,100
260,000	A-	3.500% due 6/1/30	246,990
50,000	A-	4.375% due 4/15/38	46,298
50,000	A-	5.450% due 1/23/39	51,087
25,000	A-	4.950% due 1/15/42	23,807

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.2% — (continued)
$100,000	A-	4.439% due 10/6/48	$86,756
260,000	A-	5.550% due 1/23/49	263,189
50,000	A-	4.750% due 4/15/58	44,746
50,000	A-	5.800% due 1/23/59	52,282
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	98,364
50,000	A+	5.000% due 5/13/34	51,000
240,000	A+	2.500% due 6/1/40	173,964
85,000	A+	2.600% due 6/1/50	53,409
25,000	A+	3.000% due 3/5/51	17,015
50,000	A+	2.500% due 3/15/51	30,447
50,000	A+	5.300% due 5/13/54	49,769
25,000	A+	5.400% due 5/13/64	24,833
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	98,711
25,000	BBB	5.250% due 11/15/48	23,289
		Senior Unsecured Notes:
130,000	BBB	4.350% due 5/9/27	129,365
30,000	BBB	2.250% due 8/1/31	25,417
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
25,000	BBB	3.800% due 5/1/50	19,008
25,000	BBB	3.350% due 3/15/51	17,300
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	41,144
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.375% due 10/6/26	97,170
100,000	A+	2.625% due 3/19/27	97,131
50,000	A+	4.800% due 7/17/34	49,939
25,000	A+	2.625% due 10/21/41	17,877
25,000	A+	4.450% due 4/14/46	22,371
25,000	A+	2.875% due 10/15/49	16,713
25,000	A+	3.625% due 3/19/50	19,121
50,000	A+	2.750% due 10/21/51	32,107
25,000	A+	4.200% due 7/18/52	20,845
25,000	A+	3.875% due 3/19/60	19,283

		Total Beverages	3,470,600

Biotechnology — 0.2%
		Amgen Inc., Senior Unsecured Notes:
100,000	BBB+	2.200% due 2/21/27	95,785
171,000	BBB+	5.150% due 3/2/28	173,748
180,000	BBB+	4.050% due 8/18/29	175,331
271,000	BBB+	2.450% due 2/21/30	243,982
25,000	BBB+	6.375% due 6/1/37	27,669
100,000	BBB+	3.150% due 2/21/40	77,291
43,000	BBB+	3.375% due 2/21/50	30,853
150,000	BBB+	4.663% due 6/15/51	130,585
69,000	BBB+	4.200% due 2/22/52	55,374
114,000	BBB+	4.875% due 3/1/53	101,777
160,000	BBB+	5.650% due 3/2/53	159,696
100,000	BBB+	2.770% due 9/1/53	60,701
63,000	BBB+	4.400% due 2/22/62	50,943
67,000	BBB+	5.750% due 3/2/63	66,745
50,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	32,403
		Gilead Sciences Inc., Senior Unsecured Notes:
100,000	BBB+	3.650% due 3/1/26	99,235

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.2% — (continued)
$674,000	BBB+	1.650% due 10/1/30	$574,312
90,000	BBB+	4.000% due 9/1/36	81,688
308,000	BBB+	2.600% due 10/1/40	222,219
142,000	BBB+	4.800% due 4/1/44	131,045
99,000	BBB+	4.500% due 2/1/45	87,528
70,000	BBB+	4.750% due 3/1/46	63,887
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	99,758

		Total Biotechnology	2,842,555

Building Materials — 0.1%
660,000	B	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	625,922
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB	2.493% due 2/15/27	48,159
50,000	BBB	3.377% due 4/5/40	39,780
50,000	BBB	3.577% due 4/5/50	37,236
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	20,962
25,000	BBB+	3.200% due 7/15/51	16,662
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	20,826
240,000	BB	Quikrete Holdings Inc., Senior Secured Notes, 6.375% due 3/1/32(a)	243,560

		Total Building Materials	1,053,107

Chemicals — 0.4%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	24,882
25,000	A	2.700% due 5/15/40	18,441
50,000	A	2.800% due 5/15/50	32,163
25,000	BBB-	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	21,641
500,000	BB+	Braskem Netherlands Finance BV, Company Guaranteed Notes, 7.250% due 2/13/33(a)	465,958
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	24,885
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	23,698
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	24,810
25,000	BBB	5.250% due 11/15/41	23,528
25,000	BBB	4.375% due 11/15/42	21,027
25,000	BBB	4.625% due 10/1/44	21,523
25,000	BBB	5.550% due 11/30/48	23,861
25,000	BBB	4.800% due 5/15/49	21,288
25,000	BBB	3.600% due 11/15/50	17,525
25,000	BBB	6.900% due 5/15/53	27,867
25,000	BBB	5.600% due 2/15/54	23,903
		DuPont de Nemours Inc., Senior Unsecured Notes:
50,000	BBB+	4.725% due 11/15/28	50,354
32,000	BBB+	5.319% due 11/15/38	33,231
50,000	BBB+	5.419% due 11/15/48	51,560
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	175,174
25,000	BBB	5.625% due 2/20/34	25,438
25,000	BBB	4.650% due 10/15/44	21,694
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	20,585
25,000	A-	2.125% due 8/15/50	13,926
25,000	A-	2.700% due 12/15/51	15,727
25,000	A-	2.750% due 8/18/55	15,376
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	24,651
400,000	BBB	EQUATE Petrochemical Co. KSC, Company Guaranteed Notes, 4.250% due 11/3/26(a)	393,080

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Chemicals — 0.4% — (continued)
		FMC Corp., Senior Unsecured Notes:
$25,000	BBB-	4.500% due 10/1/49	$19,036
25,000	BBB-	6.375% due 5/18/53	24,431
25,000	BBB-	Huntsman International LLC, Senior Unsecured Notes, 4.500% due 5/1/29	24,118
		International Flavors & Fragrances Inc., Senior Unsecured Notes:
145,000	BBB-	4.375% due 6/1/47	117,118
100,000	BBB-	5.000% due 9/26/48	86,992
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	20,179
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	22,028
		LYB International Finance III LLC, Company Guaranteed Notes:
600,000	BBB	5.500% due 3/1/34	600,585
25,000	BBB	4.200% due 10/15/49	19,241
50,000	BBB	4.200% due 5/1/50	38,437
50,000	BBB	3.625% due 4/1/51	34,692
25,000	BBB	3.800% due 10/1/60	17,248
50,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 4.625% due 2/26/55	40,689
		Mosaic Co. (The), Senior Unsecured Notes:
25,000	BBB	4.875% due 11/15/41	22,681
25,000	BBB	5.625% due 11/15/43	24,295
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	5.625% due 12/1/40	25,162
25,000	BBB	4.900% due 6/1/43	22,907
25,000	BBB	5.000% due 4/1/49	22,782
25,000	BBB	3.950% due 5/13/50	19,255
25,000	BBB	5.800% due 3/27/53	25,340
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(a)	199,059
200,000	BB+	3.750% due 6/23/31(a)	177,047
730,000	BB+	6.750% due 5/2/34(a)	754,032
400,000	BB+	5.125% due 6/23/51(a)	312,640
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	259,702
260,000	BBB-	2.875% due 5/11/31(a)	215,965
213,000	BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	209,431
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
50,000	BBB	4.500% due 6/1/47	43,244
25,000	BBB	3.800% due 8/15/49	19,069
25,000	BBB	3.300% due 5/15/50	17,258
25,000	BBB	2.900% due 3/15/52	15,855
1,750,000	BBB+	Solvay Finance America LLC, Company Guaranteed Notes, 5.850% due 6/4/34(a)	1,801,619
		Westlake Corp., Senior Unsecured Notes:
50,000	BBB+	3.125% due 8/15/51	32,108
25,000	BBB+	3.375% due 8/15/61	15,391

		Total Chemicals	6,957,432

Coal — 0.0%@
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	9,818

Commercial Services — 0.5%
1,220,000	BBB-	Ashtead Capital Inc., Company Guaranteed Notes, 5.550% due 5/30/33(a)	1,223,074
90,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 4.000% due 5/1/32	85,685
25,000	BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,338
		GEO Group Inc. (The):
270,000	B+	Company Guaranteed Notes, 10.250% due 4/15/31	296,052
400,000	BB	Senior Secured Notes, 8.625% due 4/15/29	423,755
		Global Payments Inc., Senior Unsecured Notes:
50,000	BBB-	1.200% due 3/1/26	48,265

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Commercial Services — 0.5% — (continued)
$176,000		BBB-	4.450% due 6/1/28	$174,557
44,000		BBB-	3.200% due 8/15/29	41,007
100,000	EUR	BBB-	4.875% due 3/17/31	110,562
97,000		BBB-	2.900% due 11/15/31	85,077
1,500,000		BBB-	5.950% due 8/15/52	1,491,705
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	243,299
42,000		BBB+	2.000% due 8/19/31	35,668
			PayPal Holdings Inc., Senior Unsecured Notes:
10,000		A-	1.650% due 6/1/25	9,925
25,000		A-	2.650% due 10/1/26	24,354
50,000		A-	2.850% due 10/1/29	46,471
240,000		A-	2.300% due 6/1/30	213,972
25,000		A-	5.150% due 6/1/34	25,266
25,000		A-	3.250% due 6/1/50	17,273
25,000		A-	5.050% due 6/1/52	23,367
118,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	115,228
260,000		B	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	266,555
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	48,147
25,000		A3(b)	3.700% due 3/1/52	19,208
25,000		A3(b)	2.300% due 8/15/60	12,989
25,000		A3(b)	3.900% due 3/1/62	19,013
240,000		Ba3(b)	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	244,684
1,000,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost — $1,131,842, acquired 3/6/24), 4.225% due 4/26/33(f)	1,095,237
			United Rentals North America Inc., Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	45,751
120,000		BB+	3.750% due 1/15/32	107,474
20,000		BB+	6.125% due 3/15/34(a)	20,250
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	655,311
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	24,500
580,000	EUR	B+	Verisure Holding AB, Senior Secured Notes, (Cost — $636,031, acquired 12/3/24), 5.500% due 5/15/30(f)	627,972
600,000	EUR	BBB-	Worldline SA, Senior Unsecured Notes, (Cost — $629,165, acquired 12/3/24), 4.125% due 9/12/28(f)	622,836

			Total Commercial Services	8,569,827

Computers — 0.2%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	97,813
505,000	EUR	BB	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	540,249
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	3.350% due 2/9/27	98,648
50,000		AA+	2.200% due 9/11/29	45,716
100,000		AA+	4.300% due 5/10/33	99,599
25,000		AA+	4.500% due 2/23/36	24,907
50,000		AA+	2.375% due 2/8/41	35,428
100,000		AA+	3.850% due 5/4/43	84,882
100,000		AA+	3.450% due 2/9/45	78,545
50,000		AA+	4.375% due 5/13/45	45,041
100,000		AA+	3.850% due 8/4/46	82,359
25,000		AA+	3.750% due 9/12/47	20,200
100,000		AA+	2.950% due 9/11/49	68,546
50,000		AA+	2.650% due 5/11/50	32,037
100,000		AA+	2.650% due 2/8/51	63,374

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Computers — 0.2% — (continued)
$50,000	AA+	2.700% due 8/5/51	$31,825
50,000	AA+	3.950% due 8/8/52	40,719
50,000	AA+	2.800% due 2/8/61	30,506
25,000	AA+	2.850% due 8/5/61	15,412
50,000	AA+	4.100% due 8/8/62	40,526
		Dell International LLC/EMC Corp.:
144,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51	99,602
23,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	29,763
		DXC Technology Co., Senior Unsecured Notes:
25,000	BBB-	1.800% due 9/15/26	23,907
88,000	BBB-	2.375% due 9/15/28	80,769
		Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000	BBB	5.250% due 7/1/28	252,859
25,000	BBB	5.000% due 10/15/34	24,591
		HP Inc., Senior Unsecured Notes:
25,000	BBB	4.750% due 1/15/28	25,163
25,000	BBB	6.000% due 9/15/41	25,576
		International Business Machines Corp., Senior Unsecured Notes:
100,000	A-	3.300% due 1/27/27	98,079
100,000	A-	1.700% due 5/15/27	94,234
100,000	A-	4.150% due 5/15/39	87,935
100,000	A-	4.000% due 6/20/42	83,506
100,000	A-	4.250% due 5/15/49	82,342
100,000	A-	2.950% due 5/15/50	65,028
		Kyndryl Holdings Inc., Senior Unsecured Notes:
750,000	BBB-	2.050% due 10/15/26	719,501
25,000	BBB-	2.700% due 10/15/28	23,250
25,000	BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	21,519

		Total Computers	3,413,956

Cosmetics/Personal Care — 0.1%
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A-	4.150% due 3/15/47	20,143
25,000	A-	3.125% due 12/1/49	16,478
25,000	A-	5.150% due 5/15/53	24,127
560,000	BBB+	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	533,488
		Kenvue Inc., Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	541,126
50,000	A	5.050% due 3/22/53	47,810
25,000	A	5.200% due 3/22/63	23,839
		Procter & Gamble Co. (The), Senior Unsecured Notes:
80,000	AA-	3.000% due 3/25/30	75,260
25,000	AA-	3.600% due 3/25/50	19,491

		Total Cosmetics/Personal Care	1,301,762

Diversified Financial Services — 1.1%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,950,000	BBB+	2.450% due 10/29/26	2,845,175
150,000	BBB+	6.450% due 4/15/27	154,808
150,000	BBB+	5.750% due 6/6/28	154,206
690,000	BBB+	3.000% due 10/29/28	647,928
667,000	BBB+	3.300% due 1/30/32	591,942
150,000	BBB+	3.400% due 10/29/33	130,164
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(g)	675,149
		Air Lease Corp., Senior Unsecured Notes:
10,000	BBB	3.375% due 7/1/25	9,958

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 1.1% — (continued)
$50,000	BBB	1.875% due 8/15/26	$48,121
50,000	BBB	2.200% due 1/15/27	47,852
25,000	BBB	5.850% due 12/15/27	25,789
280,000	BBB	5.300% due 2/1/28	284,815
50,000	BBB	2.100% due 9/1/28	45,750
25,000	BBB	3.000% due 2/1/30	22,914
25,000	BBB	3.125% due 12/1/30	22,655
2,500,000	BBB-	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	2,574,974
25,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(g)	25,261
		American Express Co., Senior Unsecured Notes:
100,000	A-	2.550% due 3/4/27	96,457
220,000	A-	4.050% due 5/3/29	216,854
100,000	A-	5.085% (SOFR + 1.020%) due 1/30/31(g)	101,257
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(g)	100,444
100,000	A-	5.442% (SOFR + 1.320%) due 1/30/36(g)	101,817
100,000	A-	4.050% due 12/3/42	85,514
		Avolon Holdings Funding Ltd.:
1,563,000	BBB-	Company Guaranteed Notes, 2.528% due 11/18/27(a)	1,463,126
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	216,031
		Capital One Financial Corp.:
		Senior Unsecured Notes:
100,000	BBB	3.750% due 3/9/27	98,271
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(g)	51,094
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(g)	52,973
		Subordinated Notes:
50,000	BBB-	3.750% due 7/28/26	49,391
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(g)	22,424
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	0.900% due 3/11/26	48,224
25,000	A-	1.150% due 5/13/26	24,072
750,000	A-	5.875% due 8/24/26	764,239
50,000	A-	2.450% due 3/3/27	48,128
25,000	A-	3.300% due 4/1/27	24,456
50,000	A-	2.000% due 3/20/28	46,547
25,000	A-	4.000% due 2/1/29	24,522
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(g)	51,477
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(g)	52,730
25,000	A-	2.900% due 3/3/32	21,987
2,530,000	A-	6.136% (SOFR + 2.010%) due 8/24/34(g)	2,702,347
1,000,000	BBB-	Citadel Finance LLC, Company Guaranteed Notes, 5.900% due 2/10/30(a)	1,003,384
759,000	A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	855,686
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	49,414
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	49,479
50,000	A-	4.350% due 6/15/29	49,542
13,000	A-	2.100% due 6/15/30	11,441
540,000	A-	4.600% due 3/15/33	527,174
25,000	A-	2.650% due 9/15/40	18,102
25,000	A-	4.250% due 9/21/48	21,142
50,000	A-	3.000% due 6/15/50	33,344
110,000	A-	4.950% due 6/15/52	101,850
50,000	A-	3.000% due 9/15/60	30,579
190,000	BB	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 6.125% due 11/1/32(a)	190,494
		Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000	BBB	4.850% due 1/15/27	50,098
50,000	BBB	5.875% due 7/21/28	51,547

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Diversified Financial Services — 1.1% — (continued)
$50,000		BBB	4.150% due 1/23/30	$48,077
650,000		NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(d)(e)#	–
			Mastercard Inc., Senior Unsecured Notes:
25,000		A+	3.650% due 6/1/49	19,364
80,000		A+	3.850% due 3/26/50	64,119
25,000		A+	2.950% due 3/15/51	16,862
382,000		BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	395,236
			Nomura Holdings Inc., Senior Unsecured Notes:
200,000		BBB+	1.653% due 7/14/26	192,228
200,000		BBB+	6.070% due 7/12/28	208,008
25,000		BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	24,935
760,000	EUR	B	Sherwood Financing PLC, Senior Secured Notes, (Cost — $794,282, acquired 3/8/24), 4.500% due 11/15/26(f)	788,765
50,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 3.700% due 8/4/26	49,204
150,000		AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	132,813
			Visa Inc., Senior Unsecured Notes:
210,000		AA-	2.050% due 4/15/30	187,152
25,000		AA-	2.700% due 4/15/40	18,808
260,000		AA-	4.300% due 12/14/45	228,825
25,000		AA-	3.650% due 9/15/47	19,744
50,000		AA-	2.000% due 8/15/50	27,709
25,000		BBB+	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	24,708

			Total Diversified Financial Services	20,261,676

Electric — 1.8%
			AEP Texas Inc., Senior Unsecured Notes:
43,000		BBB+	5.400% due 6/1/33	43,295
82,000		BBB+	3.450% due 1/15/50	57,111
41,000		BBB+	3.450% due 5/15/51	28,201
			AEP Transmission Co. LLC, Senior Unsecured Notes:
120,000		BBB+	3.750% due 12/1/47	91,888
109,000		BBB+	3.150% due 9/15/49	73,586
120,000		BBB+	2.750% due 8/15/51	74,676
65,000		BBB+	4.500% due 6/15/52	55,335
			Alabama Power Co., Senior Unsecured Notes:
64,000		A	3.700% due 12/1/47	48,812
60,000		A	3.450% due 10/1/49	43,352
116,000		A	3.125% due 7/15/51	77,986
211,000		A	3.000% due 3/15/52	138,338
			Ameren Illinois Co., 1st Mortgage Notes:
43,000		A	3.250% due 3/15/50	30,181
95,000		A	2.900% due 6/15/51	61,788
150,000		A-	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	128,930
			Arizona Public Service Co., Senior Unsecured Notes:
25,000		BBB+	5.550% due 8/1/33	25,419
25,000		BBB+	3.350% due 5/15/50	17,450
			Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000		A	3.500% due 8/15/46	4,459
150,000		A	3.750% due 8/15/47	116,144
130,000		A	3.200% due 9/15/49	88,198
67,000		A	2.900% due 6/15/50	43,014
104,000		A	4.550% due 6/1/52	89,053
65,000		A	5.400% due 6/1/53	63,063
25,000		A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.125% due 4/1/36	26,695
			CenterPoint Energy Houston Electric LLC:
118,000		A	1st Mortgage Notes, 3.600% due 3/1/52	87,332
129,000		A	General Refinance Mortgage, 4.450% due 10/1/32	125,192

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 1.8% — (continued)
			Comision Federal de Electricidad, Company Guaranteed Notes:
$1,500,000		BBB	3.348% due 2/9/31(a)	$1,267,464
1,000,000		BBB	3.875% due 7/26/33(a)	817,913
25,000		A	Commonwealth Edison Co., 1st Mortgage Notes, 5.900% due 3/15/36	26,506
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000		A-	3.350% due 4/1/30	56,553
40,000		A-	3.950% due 4/1/50	31,725
134,000		A-	5.900% due 11/15/53	139,094
100,000		A-	5.700% due 5/15/54	101,253
25,000		A-	4.625% due 12/1/54	21,495
			Consumers Energy Co., 1st Mortgage Notes:
156,000		A	3.500% due 8/1/51	116,094
53,000		A	2.650% due 8/15/52	33,311
113,000		A	4.200% due 9/1/52	93,590
1,405,000		BBB-	Dominion Energy Inc., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.207%) due 5/15/55(g)	1,422,387
83,000		A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	90,858
180,000		A	DTE Electric Co., General Refinance Mortgage, 3.250% due 4/1/51	126,754
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
454,000		A	3.950% due 11/15/28	446,761
240,000		A	4.950% due 1/15/33	240,200
25,000		A	6.050% due 4/15/38	26,927
500,000		A	4.250% due 12/15/41	432,990
105,000		A	3.200% due 8/15/49	72,233
180,000		A	3.550% due 3/15/52	130,344
352,000		A	5.350% due 1/15/53	342,213
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	2.650% due 9/1/26	48,696
50,000		BBB	4.850% due 1/5/27	50,394
1,900,000	EUR	BBB	3.100% due 6/15/28	1,986,120
			Duke Energy Florida LLC, 1st Mortgage Notes:
345,000		A	2.500% due 12/1/29	314,288
233,000		A	1.750% due 6/15/30	201,053
25,000		A	6.400% due 6/15/38	27,617
24,000		A	4.200% due 7/15/48	19,959
26,000		A	5.950% due 11/15/52	27,000
			Duke Energy Ohio Inc., 1st Mortgage Notes:
729,000		A	3.650% due 2/1/29	705,609
20,000		A	5.650% due 4/1/53	20,048
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	125,144
143,000		A	5.250% due 3/15/33	145,505
131,000		A	4.150% due 12/1/44	109,309
67,000		A	2.900% due 8/15/51	42,862
180,000		BBB-	Edison International, Senior Unsecured Notes, 6.950% due 11/15/29	185,620
			Electricite de France SA:
1,650,000		BBB	Senior Unsecured Notes, 5.750% due 1/13/35(a)	1,679,873
1,000,000	EUR	B+	Junior Subordinated Notes, (Cost — $1,173,381, acquired 12/9/24), 7.500% (5-Year EUR Swap Rate + 4.860%)(f)(g)(h)	1,153,938
87,000		A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	60,186
			Entergy Louisiana LLC:
			1st Mortgage Notes:
25,000		A	5.150% due 9/15/34	25,023
25,000		A	2.900% due 3/15/51	15,895
25,000		A	Collateral Trust, 4.200% due 9/1/48	20,269
200,000	EUR	A-	ESB Finance DAC, Company Guaranteed Notes, (Cost — $222,761, acquired 3/6/24), 4.000% due 10/3/28(f)	215,472

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.8% — (continued)
$1,245,000	BB+(c)	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(g)	$1,305,414
1,350,000	BBB-	Evergy Inc., Subordinated Notes, 6.650% (5-Year CMT Index + 2.558%) due 6/1/55(g)	1,351,332
228,000	BBB	Eversource Energy, Senior Unsecured Notes, 5.450% due 3/1/28	232,596
35,000	BBB+	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	35,764
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BBB-	1.600% due 1/15/26	58,421
470,000	BBB-	3.900% due 7/15/27	460,643
240,000	BBB-	4.850% due 7/15/47	209,469
		Florida Power & Light Co., 1st Mortgage Notes:
25,000	A+	5.650% due 2/1/37	26,213
251,000	A+	3.950% due 3/1/48	201,366
122,000	A+	2.875% due 12/4/51	78,742
230,000	A+	5.700% due 3/15/55	237,356
		Georgia Power Co., Senior Unsecured Notes:
50,000	A	5.004% due 2/23/27	50,562
278,000	A	4.950% due 5/17/33	275,957
		MidAmerican Energy Co., 1st Mortgage Notes:
47,000	A	3.100% due 5/1/27	45,845
141,000	A	5.850% due 9/15/54	147,166
167,000	A	5.300% due 2/1/55	161,250
100,000	A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	100,738
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
250,000	BBB+	1.875% due 1/15/27	238,306
50,000	BBB+	2.250% due 6/1/30	43,999
50,000	BBB+	5.050% due 2/28/33	49,845
50,000	BBB+	5.250% due 3/15/34	50,163
		Northern States Power Co., 1st Mortgage Notes:
211,000	A	2.900% due 3/1/50	138,514
136,000	A	2.600% due 6/1/51	82,685
162,000	A	5.100% due 5/15/53	153,286
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	102,035
89,000	BBB+	5.000% due 6/1/33	87,549
66,000	BBB+	4.000% due 6/1/49	51,239
118,000	BBB+	2.900% due 10/1/51	73,550
		Oncor Electric Delivery Co. LLC:
25,000	A+	1st Mortgage Notes, 2.700% due 11/15/51	15,159
		Senior Secured Notes:
50,000	A+	4.550% due 9/15/32	48,846
50,000	A+	5.650% due 11/15/33	52,080
50,000	A+	4.950% due 9/15/52	45,328
		Pacific Gas & Electric Co., 1st Mortgage Notes:
200,000	BBB	4.950% due 6/8/25	199,703
500,000	BBB	5.450% due 6/15/27	505,738
89,000	BBB	2.500% due 2/1/31	76,392
136,000	BBB	6.150% due 1/15/33	140,857
179,000	BBB	6.400% due 6/15/33	188,768
211,000	BBB	6.950% due 3/15/34	230,235
100,000	BBB	4.500% due 7/1/40	86,353
150,000	BBB	3.300% due 8/1/40	112,020
50,000	BBB	4.950% due 7/1/50	42,899
90,000	BBB	3.500% due 8/1/50	61,107
55,000	BBB	6.700% due 4/1/53	59,039
		PacifiCorp, 1st Mortgage Notes:
50,000	A	5.450% due 2/15/34	50,293
25,000	A	5.750% due 4/1/37	25,400

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 1.8% — (continued)
			PECO Energy Co., 1st Mortgage Notes:
$146,000		A	3.050% due 3/15/51	$97,096
174,000		A	4.600% due 5/15/52	152,324
91,000		A	4.375% due 8/15/52	76,828
1,025,000		B	PG&E Corp., Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.883%) due 3/15/55(g)	1,015,585
100,000		AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	101,454
			PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000		A+	5.000% due 5/15/33	25,194
25,000		A+	4.850% due 2/15/34	24,866
25,000		A+	5.250% due 5/15/53	24,515
202,000		A	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	191,816
			Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000		A	3.200% due 5/15/29	189,277
185,000		A	4.900% due 12/15/32	185,900
			San Diego Gas & Electric Co., 1st Mortgage Notes:
230,000		A	3.320% due 4/15/50	159,269
120,000		A	5.350% due 4/1/53	114,920
			Sempra:
1,485,000		BBB-	Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.354%) due 4/1/55(g)	1,471,279
25,000		BBB	Senior Unsecured Notes, 3.800% due 2/1/38	20,615
			Southern California Edison Co.:
			1st Mortgage Notes:
710,000		A-	5.300% due 3/1/28	716,325
308,000		A-	5.650% due 10/1/28	314,329
299,000		A-	5.950% due 11/1/32	307,428
219,000		A-	5.200% due 6/1/34	214,392
60,000		A-	3.650% due 6/1/51	41,966
55,000		A-	5.875% due 12/1/53	53,686
1,000,000		A-	5.750% due 4/15/54	957,603
1,130,000		A-	5.900% due 3/1/55	1,116,699
25,000		A-	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	25,340
675,000		A-	Southwestern Public Service Co., 1st Mortgage Notes, 6.000% due 6/1/54	697,308
304,000	EUR	A3(b)	TenneT Holding BV, Senior Unsecured Notes, (Cost — $353,370, acquired 5/26/23), 4.750% due 10/28/42(f)	354,096
126,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	123,370
			Virginia Electric & Power Co., Senior Unsecured Notes:
25,000		BBB+	6.000% due 5/15/37	26,511
52,000		BBB+	2.950% due 11/15/51	33,233
226,000		BBB+	5.700% due 8/15/53	227,358
15,000		BBB+	5.350% due 1/15/54	14,405
2,997,000		BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 3.700% due 1/30/27(a)	2,932,436
			Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000		A	5.375% due 3/30/34	25,435
25,000		A	3.650% due 4/1/50	18,628

			Total Electric	34,897,751

Electrical Components & Equipment — 0.0%@
			Emerson Electric Co., Senior Unsecured Notes:
25,000		A	2.750% due 10/15/50	16,297
25,000		A	2.800% due 12/21/51	16,035

			Total Electrical Components & Equipment	32,332

Electronics — 0.0%@
			Honeywell International Inc., Senior Unsecured Notes:
100,000		A	2.500% due 11/1/26	97,101
100,000		A	1.100% due 3/1/27	93,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electronics— 0 .0%@ — (continued)
$540,000		A	5.000% due 3/1/35	$538,128
25,000		A	3.812% due 11/21/47	19,619
50,000		A	2.800% due 6/1/50	32,380
25,000		A	5.250% due 3/1/54	23,996
25,000		A	5.350% due 3/1/64	24,055

			Total Electronics	828,989

Engineering & Construction — 0.0%@
475,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	508,826

Entertainment — 0.4%
750,000	EUR	B-	888 Acquisitions Ltd., Senior Secured Notes, 7.558% due 7/15/27(a)	797,642
90,000		BB-	Caesars Entertainment Inc., Senior Secured Notes, 7.000% due 2/15/30(a)	92,810
1,170,000		BBB-	GENM Capital Labuan Ltd., Company Guaranteed Notes, 3.882% due 4/19/31(a)	1,046,141
1,000,000	EUR	BBB+	Universal Music Group NV, Senior Unsecured Notes, (Cost — $1,115,635, acquired 12/3/24), 4.000% due 6/13/31(f)	1,086,791
			Warnermedia Holdings Inc., Company Guaranteed Notes:
180,000		BBB-	3.755% due 3/15/27	175,709
610,000		BBB-	4.054% due 3/15/29	579,126
380,000		BBB-	4.279% due 3/15/32	340,439
50,000		BBB-	5.050% due 3/15/42	41,348
3,451,000		BBB-	5.141% due 3/15/52	2,653,835
160,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	168,473

			Total Entertainment	6,982,314

Environmental Control — 0.0%@
			Republic Services Inc., Senior Unsecured Notes:
66,000		BBB+	3.375% due 11/15/27	64,308
260,000		BBB+	4.875% due 4/1/29	262,556
			Waste Connections Inc., Senior Unsecured Notes:
330,000		BBB+	5.000% due 3/1/34	328,762
25,000		BBB+	3.050% due 4/1/50	16,919
25,000		BBB+	2.950% due 1/15/52	16,096
170,000		A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	128,485

			Total Environmental Control	817,126

Food — 0.2%
100,000		BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 10/1/26	101,089
			General Mills Inc., Senior Unsecured Notes:
50,000		BBB	3.200% due 2/10/27	48,861
25,000		BBB	3.000% due 2/1/51	16,400
620,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost — $825,024, acquired 5/29/24), 10.875% due 12/15/27(f)	837,405
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	23,145
25,000		BBB	6.500% due 11/15/53	27,461
			JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
100,000		BBB-	2.500% due 1/15/27	96,118
50,000		BBB-	4.375% due 2/2/52	39,285
50,000		BBB-	6.500% due 12/1/52	52,852
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,814
40,000		BBB	4.250% due 3/1/31	38,857
25,000		BBB	6.875% due 1/26/39	28,070
25,000		BBB	6.500% due 2/9/40	27,184
180,000		BBB	5.200% due 7/15/45	168,078

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Food — 0.2% — (continued)
$75,000		BBB	4.375% due 6/1/46	$62,445
50,000		BBB	4.875% due 10/1/49	44,115
			Kroger Co. (The), Senior Unsecured Notes:
290,000		BBB	5.000% due 9/15/34	285,710
25,000		BBB	3.875% due 10/15/46	19,388
25,000		BBB	4.450% due 2/1/47	21,199
25,000		BBB	5.400% due 1/15/49	24,257
25,000		BBB	3.950% due 1/15/50	19,400
25,000		BBB	5.500% due 9/15/54	24,201
865,000		BBB	5.650% due 9/15/64	838,486
230,000		A	Mars Inc., Company Guaranteed Notes, 3.200% due 4/1/30(a)	214,710
70,000		BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	69,607
			Sysco Corp., Company Guaranteed Notes:
50,000		BBB	3.300% due 7/15/26	49,242
25,000		BBB	5.950% due 4/1/30	26,257
25,000		BBB	4.450% due 3/15/48	21,001
25,000		BBB	3.150% due 12/14/51	16,483
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	22,936

			Total Food	3,274,056

Forest Products & Paper — 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	26,032
25,000		BBB	4.800% due 6/15/44	22,459
25,000		BBB	4.350% due 8/15/48	20,872
			Suzano Austria GmbH, Company Guaranteed Notes:
50,000		BBB-	3.750% due 1/15/31	45,296
670,000		BBB-	3.125% due 1/15/32	571,765

			Total Forest Products & Paper	686,424

Gas — 0.2%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost — $985,840, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(f)	977,035
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	76,992
1,295,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	1,374,996
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	109,950
52,000		BBB+	1.750% due 10/1/30	44,398
1,270,000		BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(a)	1,311,612
25,000		BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	25,304
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	73,420
161,000		BBB+	5.250% due 3/30/28	163,439
153,000		BBB+	3.600% due 5/1/30	144,922
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	85,950
96,000		BBB+	2.500% due 3/15/31	83,690
155,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	158,116
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	74,769

			Total Gas	4,704,593

Healthcare — Products — 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
50,000		AA-	4.750% due 11/30/36	49,504
185,000		AA-	4.900% due 11/30/46	177,867
60,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	52,059

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Products — 0.2% — (continued)
		Baxter International Inc., Senior Unsecured Notes:
$50,000	BBB	1.915% due 2/1/27	$47,623
25,000	BBB	3.132% due 12/1/51	16,317
25,000	A-	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	22,819
		Danaher Corp., Senior Unsecured Notes:
25,000	A-	2.600% due 10/1/50	15,465
25,000	A-	2.800% due 12/10/51	15,933
25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	18,197
100,000	BBB	GE HealthCare Technologies Inc., Senior Unsecured Notes, 6.377% due 11/22/52	110,840
220,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	223,571
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	48,251
50,000	A	4.625% due 3/15/45	45,610
		Solventum Corp., Company Guaranteed Notes:
420,000	BBB-	5.400% due 3/1/29	428,601
430,000	BBB-	5.450% due 3/13/31	440,375
590,000	BBB-	5.600% due 3/23/34	603,176
465,000	BBB-	5.900% due 4/30/54	470,503
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	22,409
25,000	BBB+	2.900% due 6/15/50	16,736
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	139,855
755,000	A-	5.086% due 8/10/33	765,573

		Total Healthcare — Products	3,731,284

Healthcare — Services — 0.7%
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	26,835
25,000	BBB	4.750% due 3/15/44	21,537
		Centene Corp., Senior Unsecured Notes:
150,000	BBB-	4.250% due 12/15/27	146,056
50,000	BBB-	2.450% due 7/15/28	45,586
250,000	BBB-	4.625% due 12/15/29	240,235
80,000	BBB-	3.375% due 2/15/30	72,491
70,000	BBB-	3.000% due 10/15/30	61,272
50,000	BBB-	2.500% due 3/1/31	42,249
10,000	BBB-	2.625% due 8/1/31	8,432
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	98,007
930,000	A-	4.375% due 10/15/28	922,457
50,000	A-	4.800% due 8/15/38	46,876
50,000	A-	4.800% due 7/15/46	43,989
25,000	A-	3.875% due 10/15/47	18,916
75,000	A-	4.900% due 12/15/48	66,014
		Senior Unsecured Notes:
50,000	A-	3.400% due 3/15/50	34,260
50,000	A-	3.400% due 3/15/51	33,956
25,000	A-	5.600% due 2/15/54	24,087
100,000	A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	100,149
		CommonSpirit Health, Senior Secured Notes:
175,000	AA	3.817% due 10/1/49	134,086
95,000	A-	3.910% due 10/1/50	72,775
205,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	153,589
705,000	BB-	DaVita Inc., Company Guaranteed Notes, 6.875% due 9/1/32(a)	716,662

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.7% — (continued)
$205,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	$168,945
		Elevance Health Inc., Senior Unsecured Notes:
300,000	A	4.100% due 5/15/32	283,870
247,000	A	4.550% due 3/1/48	209,121
25,000	A	3.125% due 5/15/50	16,451
50,000	A	3.600% due 3/15/51	35,855
165,000	A	4.550% due 5/15/52	137,630
116,000	A	6.100% due 10/15/52	119,976
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	109,697
		HCA Inc., Company Guaranteed Notes:
216,000	BBB-	5.250% due 6/15/26	216,905
681,000	BBB-	5.200% due 6/1/28	689,084
90,000	BBB-	5.875% due 2/1/29	92,768
104,000	BBB-	4.125% due 6/15/29	100,855
655,000	BBB-	5.250% due 3/1/30	663,499
805,000	BBB-	3.500% due 9/1/30	747,499
25,000	BBB-	5.125% due 6/15/39	23,491
150,000	BBB-	5.500% due 6/15/47	140,069
178,000	BBB-	3.500% due 7/15/51	119,358
830,000	BBB-	5.950% due 9/15/54	812,966
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	32,263
		Humana Inc., Senior Unsecured Notes:
20,000	BBB	4.500% due 4/1/25	19,993
107,000	BBB	1.350% due 2/3/27	100,475
270,000	BBB	3.950% due 3/15/27	266,229
50,000	BBB	2.150% due 2/3/32	40,954
25,000	BBB	5.875% due 3/1/33	25,623
25,000	BBB	5.950% due 3/15/34	25,734
30,000	BBB	4.625% due 12/1/42	25,677
20,000	BBB	4.950% due 10/1/44	17,455
25,000	BBB	3.950% due 8/15/49	18,612
25,000	BBB	5.500% due 3/15/53	22,904
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	261,441
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	67,229
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	81,600
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	85,039
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	103,265
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	148,266
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	42,394
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	58,419
200,000	A+	3.450% due 1/15/27	196,849
100,000	A+	2.950% due 10/15/27	96,463
100,000	A+	3.850% due 6/15/28	98,189
50,000	A+	3.875% due 12/15/28	48,910
100,000	A+	4.250% due 1/15/29	98,859
90,000	A+	4.000% due 5/15/29	88,168
50,000	A+	2.000% due 5/15/30	43,896
100,000	A+	2.300% due 5/15/31	86,883
510,000	A+	4.200% due 5/15/32	488,472
50,000	A+	4.500% due 4/15/33	48,208
170,000	A+	5.000% due 4/15/34	168,930
25,000	A+	5.800% due 3/15/36	26,404
50,000	A+	3.500% due 8/15/39	40,754
25,000	A+	2.750% due 5/15/40	18,113
153,000	A+	3.750% due 10/15/47	116,972

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.7% — (continued)
$65,000	A+	4.250% due 6/15/48	$53,454
30,000	A+	4.450% due 12/15/48	25,446
375,000	A+	3.700% due 8/15/49	280,516
20,000	A+	2.900% due 5/15/50	12,731
474,000	A+	3.250% due 5/15/51	322,241
50,000	A+	4.750% due 5/15/52	43,724
50,000	A+	5.050% due 4/15/53	45,771
345,000	A+	5.625% due 7/15/54	342,837
120,000	A+	3.875% due 8/15/59	86,770
70,000	A+	3.125% due 5/15/60	42,979
115,000	A+	4.950% due 5/15/62	101,049
53,000	A+	5.200% due 4/15/63	48,512

		Total Healthcare — Services	12,334,227

Home Builders — 0.0%@
10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	10,035
35,000	BBB	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	35,446

		Total Home Builders	45,481

Household Products/Wares — 0.0%@
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	18,325

Insurance — 1.3%
800,000	A-	200 Park Funding Trust, Senior Unsecured Notes, 5.740% due 2/15/55(a)	806,078
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	1.125% due 3/15/26	24,159
25,000	A-	3.600% due 4/1/30	23,836
25,000	A-	4.750% due 1/15/49	22,422
		Allianz SE, Subordinated Notes:
1,000,000	A+	6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(g)	1,047,235
1,000,000	A+	5.600% (5-Year CMT Index + 2.771%) due 9/3/54(a)(g)	998,102
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	20,796
25,000	BBB+	5.250% due 3/30/33	25,346
25,000	BBB+	4.200% due 12/15/46	20,634
25,000	BBB+	3.850% due 8/10/49	19,153
		American International Group Inc., Senior Unsecured Notes:
50,000	BBB+	5.125% due 3/27/33	50,256
83,000	BBB+	4.750% due 4/1/48	74,944
25,000	BBB+	4.375% due 6/30/50	21,214
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,944
124,000	A-	3.750% due 5/2/29	119,734
288,000	A-	2.800% due 5/15/30	262,517
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	50,870
		Aon North America Inc., Company Guaranteed Notes:
620,000	A-	5.450% due 3/1/34	633,683
50,000	A-	5.750% due 3/1/54	50,415
25,000	BBB+	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,391
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	25,392
25,000	BBB	3.500% due 5/20/51	17,852
25,000	BBB	5.750% due 3/2/53	25,161
25,000	BBB	5.750% due 7/15/54	25,305
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	22,552
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,352
25,000	A-	3.500% due 1/15/31	23,174

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.3% — (continued)
$25,000	A-	5.875% due 1/15/34	$25,686
50,000	A-	6.250% due 4/1/54	51,353
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	21,434
50,000	AA	2.875% due 3/15/32	44,982
25,000	AA	5.750% due 1/15/40	26,977
25,000	AA	4.400% due 5/15/42	23,163
50,000	AA	4.200% due 8/15/48	42,006
460,000	AA	4.250% due 1/15/49	390,401
50,000	AA	2.850% due 10/15/50	32,466
25,000	AA	2.500% due 1/15/51	15,017
75,000	AA	3.850% due 3/15/52	58,158
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	23,414
25,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,891
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	24,737
25,000	BBB-	2.375% due 3/15/31	21,505
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	3.350% due 5/3/26	24,712
25,000	A	1.375% due 9/15/30	21,207
25,000	A	4.150% due 3/13/43	21,451
50,000	A	3.050% due 12/15/61	31,401
750,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	796,878
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	25,545
1,915,000	BBB-	CNO Financial Group Inc., Senior Unsecured Notes, 6.450% due 6/15/34	2,023,927
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(g)	25,706
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	49,074
50,000	BBB+	3.850% due 4/5/29	48,179
25,000	BBB+	6.050% due 9/15/33	26,254
25,000	BBB+	5.750% due 1/15/34	25,904
25,000	BBB+	4.350% due 4/5/42	21,504
25,000	BBB+	4.400% due 4/5/52	20,613
2,295,000	A-	Dai-ichi Life Insurance Co., Ltd. (The), Subordinated Notes, 6.200% (5-Year CMT Index + 2.515%)(a)(g)(h)	2,352,891
		Equitable Holdings Inc., Senior Unsecured Notes:
25,000	A-	4.350% due 4/20/28	24,723
25,000	A-	5.594% due 1/11/33	25,706
17,000	A-	5.000% due 4/20/48	15,644
985,000	BBB-	Essent Group Ltd., Senior Unsecured Notes, 6.250% due 7/1/29	1,016,483
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	17,361
25,000	BBB+	3.125% due 10/15/52	15,750
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
25,000	BBB+	6.000% due 12/7/33	26,137
25,000	BBB+	6.350% due 3/22/54	25,991
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,081
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	539,928
25,000	BBB	Hanover Insurance Group Inc. (The), Senior Unsecured Notes, 4.500% due 4/15/26	24,961
		Hartford Insurance Group Inc. (The), Senior Unsecured Notes:
98,000	BBB+	5.950% due 10/15/36	103,266
4,000	BBB+	4.300% due 4/15/43	3,465
1,395,000	A3(b)	Intact Financial Corp., Senior Unsecured Notes, 5.459% due 9/22/32(a)	1,422,106
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	21,896
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	22,535

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.3% — (continued)
		Lincoln National Corp., Senior Unsecured Notes:
$25,000	BBB+	3.625% due 12/12/26	$24,598
25,000	BBB+	3.800% due 3/1/28	24,408
25,000	BBB+	3.050% due 1/15/30	23,040
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	23,335
		Manulife Financial Corp., Senior Unsecured Notes:
25,000	A	4.150% due 3/4/26	24,925
25,000	A	5.375% due 3/4/46	24,786
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	23,646
25,000	BBB	5.000% due 4/5/46	22,632
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
540,000	A-	2.250% due 11/15/30	475,209
25,000	A-	5.450% due 3/15/53	24,789
25,000	A-	5.700% due 9/15/53	25,723
		MetLife Inc.:
		Junior Subordinated Notes:
1,500,000	BBB	3.850% (5-Year CMT Index + 3.576%)(g)(h)	1,489,406
540,000	BBB	6.400% due 12/15/36	560,345
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	51,501
25,000	A-	6.375% due 6/15/34	27,493
25,000	A-	5.700% due 6/15/35	26,270
25,000	A-	4.125% due 8/13/42	21,453
25,000	A-	4.875% due 11/13/43	23,300
25,000	A-	4.721% due 12/15/44	22,606
25,000	A-	4.050% due 3/1/45	20,670
50,000	A-	5.000% due 7/15/52	46,446
25,000	A-	5.250% due 1/15/54	24,122
500,000	A-	National Life Insurance Co., Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.314%) due 7/19/68(a)(g)	424,012
		Nippon Life Insurance Co., Subordinated Notes:
750,000	A-	2.900% (5-Year CMT Index + 2.600%) due 9/16/51(a)(g)	645,414
300,000	A-	5.950% (5-Year CMT Index + 2.590%) due 4/16/54(a)(g)	307,150
870,000	Baa3(b)	NMI Holdings Inc., Senior Unsecured Notes, 6.000% due 8/15/29	886,046
500,000	AA-	Northwestern Mutual Life Insurance Co. (The), Subordinated Notes, 3.625% due 9/30/59(a)	346,705
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	18,202
1,000,000	BBB+	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(g)	928,931
1,330,000	A-	Pine Street Trust III, Senior Unsecured Notes, 6.223% due 5/15/54(a)	1,389,006
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,085
25,000	A-	2.125% due 6/15/30	21,993
25,000	A-	5.375% due 3/15/33	25,536
25,000	A-	5.500% due 3/15/53	24,724
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	23,501
50,000	A	3.000% due 3/15/32	44,669
25,000	A	4.950% due 6/15/33	25,162
25,000	A	4.200% due 3/15/48	21,067
25,000	A	3.950% due 3/26/50	19,987
25,000	A	3.700% due 3/15/52	19,105
		Prudential Financial Inc., Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	24,584
25,000	A	2.100% due 3/10/30	22,367
50,000	A	5.750% due 7/15/33	52,972

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Insurance — 1.3% — (continued)
$25,000		A	5.700% due 12/14/36	$26,327
25,000		A	3.000% due 3/10/40	19,052
50,000		A	3.905% due 12/7/47	39,444
25,000		A	3.935% due 12/7/49	19,629
50,000		A	4.350% due 2/25/50	42,315
100,000		A	3.700% due 3/13/51	74,903
25,000		A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	26,062
600,000		BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	613,272
300,000		AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 4.900% due 9/15/44(a)	274,884
555,000		AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	695,267
25,000		BBB	Unum Group, Senior Unsecured Notes, 4.125% due 6/15/51	19,255
			Willis North America Inc., Company Guaranteed Notes:
25,000		BBB+	4.500% due 9/15/28	24,831
25,000		BBB+	2.950% due 9/15/29	23,121
25,000		BBB+	5.900% due 3/5/54	25,172
25,000		BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	17,910

			Total Insurance	24,416,351

Internet — 0.4%
200,000		A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35(a)	202,343
			Alphabet Inc., Senior Unsecured Notes:
80,000		AA+	1.100% due 8/15/30	67,740
90,000		AA+	1.900% due 8/15/40	60,788
100,000		AA+	2.050% due 8/15/50	57,353
50,000		AA+	2.250% due 8/15/60	28,121
			Amazon.com Inc., Senior Unsecured Notes:
250,000		AA	1.000% due 5/12/26	240,989
260,000		AA	3.300% due 4/13/27	255,453
240,000		AA	1.200% due 6/3/27	224,784
220,000		AA	3.150% due 8/22/27	214,545
130,000		AA	3.450% due 4/13/29	126,355
120,000		AA	1.500% due 6/3/30	103,800
320,000		AA	2.100% due 5/12/31	279,044
360,000		AA	3.600% due 4/13/32	338,601
1,130,000		AA	3.875% due 8/22/37	1,020,067
50,000		AA	2.875% due 5/12/41	37,722
50,000		AA	4.950% due 12/5/44	48,861
200,000		AA	4.050% due 8/22/47	168,907
275,000		AA	2.500% due 6/3/50	168,957
75,000		AA	3.100% due 5/12/51	51,966
75,000		AA	3.950% due 4/13/52	60,957
115,000		AA	4.250% due 8/22/57	96,728
50,000		AA	2.700% due 6/3/60	29,601
50,000		AA	3.250% due 5/12/61	33,512
25,000		AA	4.100% due 4/13/62	20,132
			eBay Inc., Senior Unsecured Notes:
50,000		BBB+	1.400% due 5/10/26	48,248
25,000		BBB+	3.650% due 5/10/51	18,357
1,000,000		BB+	MercadoLibre Inc., Company Guaranteed Notes, 3.125% due 1/14/31	879,807
			Meta Platforms Inc., Senior Unsecured Notes:
450,000		AA-	4.750% due 8/15/34	447,488
375,000		AA-	4.450% due 8/15/52	324,170
215,000		AA-	4.650% due 8/15/62	187,220
25,000		A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,001
1,140,000		BBB	Prosus NV, Senior Unsecured Notes, 3.061% due 7/13/31(a)	976,456
650,000	EUR	B	United Group BV, Senior Secured Notes, 6.500% due 10/31/31(a)	694,405

			Total Internet	7,538,478

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Investment Companies — 0.1%
			Ares Capital Corp., Senior Unsecured Notes:
$25,000		BBB	2.150% due 7/15/26	$24,124
25,000		BBB	7.000% due 1/15/27	25,883
550,000		BBB	2.875% due 6/15/28	513,735
25,000		BBB	5.875% due 3/1/29	25,529
			Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000		BBB-	2.625% due 12/15/26	47,869
50,000		BBB-	3.250% due 3/15/27	48,209
25,000		BBB-	6.250% due 1/25/31(a)	25,705
			Blackstone Secured Lending Fund, Senior Unsecured Notes:
25,000		Baa2(b)	2.750% due 9/16/26	24,126
25,000		Baa2(b)	2.850% due 9/30/28	22,988
25,000		BBB-	Blue Owl Capital Corp., Senior Unsecured Notes, 3.400% due 7/15/26	24,394
			Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000		BBB-	4.700% due 2/8/27	24,761
25,000		BBB-	7.750% due 9/16/27	26,269
25,000		BBB-	7.750% due 1/15/29	26,832
25,000		Baa3(b)	FS KKR Capital Corp., Senior Unsecured Notes, 3.125% due 10/12/28	22,933
200,000		Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost — $204,022, acquired 3/14/23), 5.250% due 10/13/32(f)	200,552
			Golub Capital BDC Inc., Senior Unsecured Notes:
25,000		BBB-	2.500% due 8/24/26	24,104
25,000		BBB-	6.000% due 7/15/29	25,428

			Total Investment Companies	1,133,441

Iron/Steel — 0.0%@
			ArcelorMittal SA, Senior Unsecured Notes:
25,000		BBB-	7.000% due 10/15/39	27,407
25,000		BBB-	6.750% due 3/1/41	26,626
			Nucor Corp., Senior Unsecured Notes:
25,000		A-	6.400% due 12/1/37	27,714
25,000		A-	3.850% due 4/1/52	19,350
25,000		A-	2.979% due 12/15/55	15,662
25,000		BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	21,776
25,000		BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	17,108
			Vale Overseas Ltd., Company Guaranteed Notes:
25,000		BBB-	6.875% due 11/21/36	27,398
25,000		BBB-	6.875% due 11/10/39	27,816
25,000		BBB-	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	24,938

			Total Iron/Steel	235,795

Leisure Time — 0.4%
3,085,000		BB	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(a)	3,107,094
540,000		BB	NCL Corp., Ltd., Senior Secured Notes, 8.125% due 1/15/29(a)	573,163
			Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
140,000		BBB-	6.250% due 3/15/32(a)	142,908
330,000		BBB-	6.000% due 2/1/33(a)	333,662
1,345,000		B-	Sabre GLBL Inc., Senior Secured Notes, 10.750% due 11/15/29(a)	1,437,505
506,000	EUR	B+	TUI Cruises GmbH, Senior Unsecured Notes, 5.000% due 5/15/30(a)	539,529
380,000		B+	Viking Cruises Ltd., Senior Unsecured Notes, 7.000% due 2/15/29(a)	384,250
110,000		BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	107,998

			Total Leisure Time	6,626,109

Lodging — 0.3%
			Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
120,000		BB+	3.625% due 2/15/32(a)	106,385
160,000		BB+	5.875% due 3/15/33(a)	160,439

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Lodging — 0.3% — (continued)
			Las Vegas Sands Corp., Senior Unsecured Notes:
$1,250,000		BB+	2.900% due 6/25/25	$1,242,130
110,000		BB+	3.900% due 8/8/29	103,795
160,000		BB+	6.000% due 8/15/29	164,346
1,190,000		BB+	6.200% due 8/15/34	1,219,627
			Marriott International Inc., Senior Unsecured Notes:
155,000		BBB	5.300% due 5/15/34	155,956
505,000		BBB	5.500% due 4/15/37	506,436
210,000		BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 7.625% due 4/17/32(a)	211,121
			Sands China Ltd., Senior Unsecured Notes:
1,150,000		BBB-	5.125% due 8/8/25	1,150,094
550,000		BBB-	2.300% due 3/8/27	520,397
200,000		BBB-	5.400% due 8/8/28	200,855
200,000		BBB-	2.850% due 3/8/29	181,336

			Total Lodging	5,922,917

Machinery — Construction & Mining — 0.0%@
			Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000		A	1.700% due 1/8/27	190,893
50,000		A	4.500% due 1/8/27	50,232
			Caterpillar Inc., Senior Unsecured Notes:
50,000		A	3.803% due 8/15/42	41,706
50,000		A	3.250% due 4/9/50	35,686

			Total Machinery — Construction & Mining	318,517

Machinery — Diversified — 0.1%
185,000		BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	184,465
			Deere & Co., Senior Unsecured Notes:
40,000		A	3.100% due 4/15/30	37,440
25,000		A	3.900% due 6/9/42	21,413
155,000		A	3.750% due 4/15/50	122,362
			John Deere Capital Corp., Senior Unsecured Notes:
50,000		A	4.750% due 6/8/26	50,323
50,000		A	1.050% due 6/17/26	48,060
100,000		A	1.700% due 1/11/27	95,504
100,000		A	1.750% due 3/9/27	95,188
400,000	EUR	B	Nova Alexandre III SAS, Senior Secured Notes, 8.035% (3-Month EURIBOR + 5.250%) due 7/15/29(a)(g)	415,826
			Otis Worldwide Corp., Senior Unsecured Notes:
80,000		BBB	2.056% due 4/5/25	79,792
29,000		BBB	5.250% due 8/16/28	29,683
210,000		BBB	2.565% due 2/15/30	189,805

			Total Machinery — Diversified	1,369,861

Media — 1.2%
			CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000		BB-	4.750% due 2/1/32(a)	89,928
100,000		BB-	4.500% due 5/1/32	88,159
370,000		BB-	4.500% due 6/1/33(a)	320,128
1,240,000		BB-	4.250% due 1/15/34(a)	1,040,298
			Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
100,000		BBB-	6.150% due 11/10/26	102,118
410,000		BBB-	3.750% due 2/15/28	396,542
460,000		BBB-	4.200% due 3/15/28	449,807
650,000		BBB-	5.050% due 3/30/29	645,811
1,425,000		BBB-	6.100% due 6/1/29	1,471,265
330,000		BBB-	2.300% due 2/1/32	267,440
210,000		BBB-	4.400% due 4/1/33	191,101

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.2% — (continued)
$130,000	BBB-	6.550% due 6/1/34	$134,727
50,000	BBB-	6.384% due 10/23/35	50,876
50,000	BBB-	5.375% due 4/1/38	45,645
50,000	BBB-	3.500% due 3/1/42	34,864
560,000	BBB-	5.375% due 5/1/47	471,687
402,000	BBB-	5.750% due 4/1/48	355,293
415,000	BBB-	5.125% due 7/1/49	336,122
550,000	BBB-	4.800% due 3/1/50	423,550
422,000	BBB-	3.700% due 4/1/51	271,911
896,000	BBB-	3.900% due 6/1/52	593,852
515,000	BBB-	5.250% due 4/1/53	425,102
1,108,000	BBB-	3.850% due 4/1/61	687,385
101,000	BBB-	3.950% due 6/30/62	63,514
80,000	BBB-	5.500% due 4/1/63	65,652
		Comcast Corp., Company Guaranteed Notes:
10,000	A-	3.950% due 10/15/25	9,973
80,000	A-	3.150% due 3/1/26	79,007
100,000	A-	2.350% due 1/15/27	96,415
70,000	A-	3.300% due 4/1/27	68,455
1,720,000	A-	4.150% due 10/15/28	1,697,389
90,000	A-	3.400% due 4/1/30	84,797
270,000	A-	4.250% due 10/15/30	264,679
45,000	A-	1.950% due 1/15/31	38,531
188,000	A-	1.500% due 2/15/31	156,748
282,000	A-	4.800% due 5/15/33	277,826
7,000	A-	6.500% due 11/15/35	7,735
25,000	A-	3.200% due 7/15/36	20,714
75,000	A-	3.900% due 3/1/38	64,951
20,000	A-	3.250% due 11/1/39	15,619
20,000	A-	3.750% due 4/1/40	16,568
27,000	A-	4.750% due 3/1/44	24,230
20,000	A-	3.400% due 7/15/46	14,492
30,000	A-	4.000% due 8/15/47	23,689
153,000	A-	3.969% due 11/1/47	119,969
20,000	A-	4.000% due 3/1/48	15,733
43,000	A-	3.999% due 11/1/49	33,412
60,000	A-	3.450% due 2/1/50	42,342
570,000	A-	2.800% due 1/15/51	349,192
149,000	A-	2.887% due 11/1/51	93,043
1,051,000	A-	4.049% due 11/1/52	812,343
389,000	A-	2.937% due 11/1/56	232,880
20,000	A-	4.950% due 10/15/58	17,719
79,000	A-	2.650% due 8/15/62	42,486
600,000	A-	2.987% due 11/1/63	346,453
1,500,000	CCC+	CSC Holdings LLC, Company Guaranteed Notes, 4.500% due 11/15/31(a)	1,103,404
50,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 4.900% due 3/11/26	50,002
		DISH DBS Corp.:
50,000	C	Company Guaranteed Notes, 5.125% due 6/1/29	33,786
60,000	CC	Senior Secured Notes, 5.250% due 12/1/26(a)	56,516
421,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	378,668
		Fox Corp., Senior Unsecured Notes:
40,000	BBB	6.500% due 10/13/33	42,876
290,000	BBB	5.476% due 1/25/39	281,380
2,092,000	BBB-	News Corp., Senior Unsecured Notes, 3.875% due 5/15/29(a)	1,979,829
		Paramount Global, Senior Unsecured Notes:
42,000	BB+	5.850% due 9/1/43	37,937
43,000	BB+	5.250% due 4/1/44	35,571
34,000	BB+	4.900% due 8/15/44	27,127

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Media — 1.2% — (continued)
$50,000		BB+	4.600% due 1/15/45	$38,663
48,000		BB+	4.950% due 5/19/50	37,870
290,000		BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	333,229
			Time Warner Cable LLC, Senior Secured Notes:
75,000		BBB-	6.550% due 5/1/37	74,642
255,000		BBB-	7.300% due 7/1/38	269,256
25,000		BBB-	6.750% due 6/15/39	25,218
270,000		BBB-	5.875% due 11/15/40	249,886
1,837,000		BBB-	5.500% due 9/1/41	1,620,119
200,000		A	TWDC Enterprises 18 Corp., Company Guaranteed Notes, 1.850% due 7/30/26	193,304
			Walt Disney Co. (The), Company Guaranteed Notes:
200,000		A	3.700% due 3/23/27	197,576
100,000		A	2.200% due 1/13/28	94,501
100,000		A	2.650% due 1/13/31	89,906
100,000		A	6.200% due 12/15/34	110,197
25,000		A	6.400% due 12/15/35	27,933
30,000		A	6.650% due 11/15/37	34,101
50,000		A	3.500% due 5/13/40	41,085
50,000		A	2.750% due 9/1/49	32,119
100,000		A	3.600% due 1/13/51	75,403
800,000	EUR	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 3.375% due 2/28/30(a)	738,204

			Total Media	22,400,475

Mining — 0.2%
			Barrick North America Finance LLC, Company Guaranteed Notes:
45,000		BBB+	5.700% due 5/30/41	45,435
225,000		BBB+	5.750% due 5/1/43	228,863
25,000		BBB+	Barrick PD Australia Finance Pty Ltd., Company Guaranteed Notes, 5.950% due 10/15/39	25,964
			BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000		A-	5.250% due 9/8/30	25,721
50,000		A-	5.250% due 9/8/33	50,931
25,000		A-	4.125% due 2/24/42	21,609
165,000		A-	5.000% due 9/30/43	157,691
25,000		A-	5.500% due 9/8/53	25,181
			First Quantum Minerals Ltd.:
200,000		B	Company Guaranteed Notes, 6.875% due 10/15/27(a)	201,655
200,000		B	Secured Notes, 9.375% due 3/1/29(a)	213,644
			Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000		BBB-	4.125% due 3/1/28	24,534
70,000		BBB-	5.400% due 11/14/34	70,544
610,000		BBB-	5.450% due 3/15/43	581,675
1,000,000		BBB+	Glencore Funding LLC, Company Guaranteed Notes, 3.375% due 9/23/51(a)	674,275
25,000		BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	26,441
			Newmont Corp., Company Guaranteed Notes:
61,000		BBB+	2.600% due 7/15/32	52,827
133,000		BBB+	5.875% due 4/1/35	140,250
			Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
50,000		A	5.200% due 11/2/40	49,374
25,000		A	2.750% due 11/2/51	15,664
			Rio Tinto Finance USA PLC, Company Guaranteed Notes:
50,000		A	5.000% due 3/9/33	50,447
25,000		A	4.750% due 3/22/42	23,245
25,000		A	4.125% due 8/21/42	21,379
25,000		A	5.125% due 3/9/53	23,809
			Southern Copper Corp., Senior Unsecured Notes:
25,000		BBB+	6.750% due 4/16/40	27,226
825,000		BBB+	5.250% due 11/8/42	762,806
50,000		BBB+	5.875% due 4/23/45	49,226

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mining — 0.2% — (continued)
			Yamana Gold Inc., Company Guaranteed Notes:
$10,000		BBB-	4.625% due 12/15/27	$9,916
25,000		BBB-	2.630% due 8/15/31	21,499

			Total Mining	3,621,831

Miscellaneous Manufacturers — 0.0%@
			3M Co., Senior Unsecured Notes:
50,000		BBB+	2.250% due 9/19/26	48,389
25,000		BBB+	4.000% due 9/14/48	20,191
50,000		BBB+	3.250% due 8/26/49	35,083
25,000		BBB+	3.700% due 4/15/50	18,983
			Eaton Corp., Company Guaranteed Notes:
115,000		A-	4.150% due 11/2/42	99,811
25,000		A-	4.700% due 8/23/52	22,654
25,000		BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	20,219
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	209,727

			Total Miscellaneous Manufacturers	475,057

Multi-National — 0.4%
200,000		AAA	African Development Bank, Senior Unsecured Notes, 4.625% due 1/4/27	201,823
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	4.125% due 1/12/27	200,178
200,000		AAA	2.500% due 11/2/27	192,321
100,000		AAA	4.375% due 1/14/28	100,829
200,000		AAA	3.750% due 4/25/28	198,179
200,000		AAA	3.625% due 8/28/29	196,121
200,000		AAA	3.875% due 9/28/32	195,473
200,000		AAA	Asian Infrastructure Investment Bank (The), Senior Unsecured Notes, 4.500% due 1/16/30	203,255
1,000,000	EUR	Baa1(b)	Banque Ouest Africaine de Developpement, Senior Unsecured Notes, (Cost — $876,888, acquired 5/30/24), 2.750% due 1/22/33(f)	895,348
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	201,227
400,000		AAA	3.750% due 11/15/29	393,860
200,000		AAA	4.500% due 3/14/30	203,376
300,000		AAA	4.125% due 2/13/34	295,398
200,000		AAA	4.625% due 2/12/35	204,749
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	2.000% due 7/23/26	194,386
200,000		AAA	1.500% due 1/13/27	190,832
200,000		AAA	4.375% due 2/1/27	201,082
240,000,000	INR	Aaa(b)	7.350% due 10/6/30	2,794,111
500,000		AAA	4.375% due 7/17/34	501,186

			Total Multi-National	7,563,734

Office/Business Equipment — 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	23,380

Oil & Gas — 2.1%
			Aker BP ASA, Senior Unsecured Notes:
1,200,000	EUR	BBB	(Cost — $1,187,163, acquired 3/7/24), 1.125% due 5/12/29(f)	1,152,464
1,860,000		BBB	5.125% due 10/1/34(a)	1,781,389
			APA Corp., Senior Unsecured Notes:
10,000		BBB-	7.750% due 12/15/29(a)	10,906
159,000		BBB-	4.250% due 1/15/30(a)	151,550
2,000,000		BBB-	5.350% due 7/1/49(a)	1,692,948
278,049		BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	277,114

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.1% — (continued)
		BP Capital Markets America Inc., Company Guaranteed Notes:
$70,000	A-	3.410% due 2/11/26	$69,342
250,000	A-	3.017% due 1/16/27	244,001
190,000	A-	3.588% due 4/14/27	186,919
110,000	A-	3.633% due 4/6/30	104,713
50,000	A-	4.812% due 2/13/33	49,288
93,000	A-	4.989% due 4/10/34	92,328
3,035,000	A-	5.227% due 11/17/34	3,058,014
50,000	A-	2.772% due 11/10/50	31,101
100,000	A-	2.939% due 6/4/51	63,976
50,000	A-	3.001% due 3/17/52	32,390
50,000	A-	3.379% due 2/8/61	32,981
1,000,000	BBB	BP Capital Markets PLC, Company Guaranteed Notes, 6.450% (5-Year CMT Index + 2.153%)(g)(h)	1,023,956
70,000	AA-	Chevron Corp., Senior Unsecured Notes, 1.995% due 5/11/27	66,768
		Chevron USA Inc., Company Guaranteed Notes:
10,000	AA-	3.850% due 1/15/28	9,944
25,000	AA-	2.343% due 8/12/50	14,642
25,000	A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	29,202
		ConocoPhillips Co., Company Guaranteed Notes:
25,000	A-	5.050% due 9/15/33	25,148
25,000	A-	6.500% due 2/1/39	27,918
25,000	A-	3.800% due 3/15/52	18,770
50,000	A-	5.300% due 5/15/53	47,324
25,000	A-	5.550% due 3/15/54	24,595
1,745,000	A-	5.500% due 1/15/55	1,702,708
50,000	A-	4.025% due 3/15/62	37,363
25,000	A-	5.700% due 9/15/63	24,732
340,000	A-	5.650% due 1/15/65	331,674
		Continental Resources Inc., Company Guaranteed Notes:
180,000	BBB-	2.268% due 11/15/26(a)	172,135
580,000	BBB-	4.375% due 1/15/28	571,186
120,000	BBB-	5.750% due 1/15/31(a)	121,714
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	933,884
150,000	BBB	4.375% due 3/15/29	147,339
965,000	BBB	5.400% due 2/15/35	955,746
725,000	BBB	5.900% due 2/15/55	704,573
		Devon Energy Corp., Senior Unsecured Notes:
32,000	BBB	5.250% due 10/15/27	32,049
142,000	BBB	5.875% due 6/15/28	142,605
129,000	BBB	4.500% due 1/15/30	126,371
25,000	BBB	5.200% due 9/15/34	24,315
485,000	BBB	5.600% due 7/15/41	459,298
10,000	BBB	4.750% due 5/15/42	8,518
640,000	BBB	5.000% due 6/15/45	552,233
		Diamondback Energy Inc., Company Guaranteed Notes:
314,000	BBB	3.250% due 12/1/26	307,240
794,000	BBB	3.500% due 12/1/29	749,862
200,000	BBB	3.125% due 3/24/31	181,045
330,000	BBB	4.400% due 3/24/51	264,893
720,000	BB+	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	519,604
1,490,000	A-	Eni SpA, Senior Unsecured Notes, 5.950% due 5/15/54(a)	1,471,059
		EOG Resources Inc., Senior Unsecured Notes:
190,000	A-	4.375% due 4/15/30	187,884
1,420,000	A-	5.650% due 12/1/54	1,426,175

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.1% — (continued)
		EQT Corp., Senior Unsecured Notes:
$554,000	BBB-	3.900% due 10/1/27	$544,553
52,000	BBB-	5.700% due 4/1/28	53,384
201,000	BBB-	5.000% due 1/15/29	201,807
200,000	BBB-	3.625% due 5/15/31(a)	182,884
128,000	BBB-	5.750% due 2/1/34	130,614
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	48,824
50,000	AA-	3.250% due 11/18/49	35,433
25,000	AA-	3.700% due 4/6/50	19,184
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	9,983
2,860,000	BBB-	5.375% due 3/15/30	2,844,175
70,000	BBB-	4.750% due 2/1/32	66,459
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	172,435
460,000	AA-	4.227% due 3/19/40	412,283
75,000	AA-	4.114% due 3/1/46	62,498
185,000	AA-	4.327% due 3/19/50	156,481
200,000	AA-	3.452% due 4/15/51	144,794
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	77,109
		Marathon Petroleum Corp., Senior Unsecured Notes:
25,000	BBB	5.150% due 3/1/30	25,170
25,000	BBB	6.500% due 3/1/41	26,527
		Occidental Petroleum Corp., Senior Unsecured Notes:
740,000	BB+	5.550% due 3/15/26	743,787
90,000	BB+	3.400% due 4/15/26	88,529
950,000	BB+	6.125% due 1/1/31	986,074
140,000	BB+	7.500% due 5/1/31	155,211
75,000	BB+	7.875% due 9/15/31	84,670
50,000	BB+	5.550% due 10/1/34	49,344
50,000	BB+	6.450% due 9/15/36	52,250
25,000	BB+	6.200% due 3/15/40	25,358
90,000	BB+	4.625% due 6/15/45	69,965
50,000	BB+	6.600% due 3/15/46	51,849
690,000	BB+	4.200% due 3/15/48	507,786
700,000	BB+	6.050% due 10/1/54	674,969
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	184,338
140,000	BB	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(a)	140,944
1,760,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,769,842
50,000	BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	46,428
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	AA-	1.125% due 1/15/26	29,137
102,000	AA-	5.100% due 3/29/26	102,787
50,000	AA-	1.900% due 8/15/30	43,526
330,000	AA-	2.150% due 1/15/31	287,174
50,000	Ba3(b)	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,910
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	323,679
		Shell Finance US Inc., Company Guaranteed Notes:
60,000	A+	2.750% due 4/6/30	55,014
25,000	A+	4.125% due 5/11/35	23,432
90,000	A+	4.550% due 8/12/43	80,782
140,000	A+	4.375% due 5/11/45	120,942
340,000	A+	4.000% due 5/10/46	275,344
50,000	A+	3.750% due 9/12/46	39,225
480,000	A+	3.250% due 4/6/50	334,274

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oil & Gas — 2.1% — (continued)
			Shell International Finance BV, Company Guaranteed Notes:
$220,000		A+	3.875% due 11/13/28	$216,213
50,000		A+	3.000% due 11/26/51	32,838
50,000		A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	33,970
			TotalEnergies Capital SA, Company Guaranteed Notes:
50,000		A+	5.150% due 4/5/34	50,516
100,000		A+	4.724% due 9/10/34	98,067
1,670,000		A+	5.425% due 9/10/64	1,594,131
25,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	27,057
800,000	EUR	Ba1(b)	Wintershall Dea Finance 2 BV, Company Guaranteed Notes, (Cost — $788,553, acquired 12/10/24), 3.000% (3.319% — 5-Year EUR Swap Rate)(f)(h)(i)	786,868
1,120,000		BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 5.700% due 9/12/54	1,070,891

			Total Oil & Gas	38,997,614

Oil & Gas Services — 0.0%@
			Halliburton Co., Senior Unsecured Notes:
20,000		BBB+	4.850% due 11/15/35	19,369
100,000		BBB+	5.000% due 11/15/45	91,289
600,000	EUR	B1(b)	OEG Finance PLC, Senior Secured Notes, (Cost — $656,612, acquired 12/11/24), 7.250% due 9/27/29(f)	654,311
171,000		A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(a)	167,589

			Total Oil & Gas Services	932,558

Packaging & Containers — 0.1%
94,000		BBB	Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	82,757
660,000		B	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.000% due 6/15/27(a)	657,791
25,000		BBB-(c)	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34	25,739
730,000	EUR	BB-	OI European Group BV, Senior Unsecured Notes, (Cost — $840,650, acquired 9/6/24), 6.250% due 5/15/28(f)	785,652
			Packaging Corp. of America, Senior Unsecured Notes:
25,000		BBB	5.700% due 12/1/33	25,887
25,000		BBB	3.050% due 10/1/51	16,361
			WRKCo Inc., Company Guaranteed Notes:
50,000		BBB	3.900% due 6/1/28	48,851
25,000		BBB	4.900% due 3/15/29	25,107

			Total Packaging & Containers	1,668,145

Pharmaceuticals — 1.2%
			AbbVie Inc., Senior Unsecured Notes:
20,000		A-	3.800% due 3/15/25	19,992
450,000		A-	2.950% due 11/21/26	439,741
100,000		A-	4.800% due 3/15/27	100,862
400,000		A-	4.800% due 3/15/29	404,022
1,430,000		A-	3.200% due 11/21/29	1,346,079
180,000		A-	4.950% due 3/15/31	182,824
240,000		A-	5.050% due 3/15/34	242,121
551,000		A-	4.550% due 3/15/35	532,709
611,000		A-	4.500% due 5/14/35	587,525
10,000		A-	4.875% due 11/14/48	9,322
355,000		A-	4.250% due 11/21/49	300,268
75,000		A-	5.400% due 3/15/54	75,089
50,000		A+	Astrazeneca Finance LLC, Company Guaranteed Notes, 5.000% due 2/26/34	50,543
			AstraZeneca PLC, Senior Unsecured Notes:
25,000		A+	4.000% due 9/18/42	21,482
25,000		A+	4.375% due 11/16/45	21,984

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.2% — (continued)
$25,000	A+	4.375% due 8/17/48	$21,795
25,000	A+	2.125% due 8/6/50	14,096
25,000	A+	3.000% due 5/28/51	17,019
		Becton Dickinson & Co., Senior Unsecured Notes:
243,000	BBB	4.693% due 2/13/28	243,920
27,000	BBB	4.685% due 12/15/44	23,993
25,000	BBB	4.669% due 6/6/47	22,042
25,000	BBB	3.794% due 5/20/50	19,104
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	A	4.900% due 2/22/27	101,159
41,000	A	3.400% due 7/26/29	39,209
493,000	A	5.100% due 2/22/31	503,982
610,000	A	5.200% due 2/22/34	620,674
98,000	A	4.125% due 6/15/39	87,149
50,000	A	3.550% due 3/15/42	39,815
50,000	A	4.350% due 11/15/47	42,571
50,000	A	4.550% due 2/20/48	43,801
100,000	A	4.250% due 10/26/49	83,095
50,000	A	2.550% due 11/13/50	30,037
100,000	A	3.700% due 3/15/52	75,006
160,000	A	5.550% due 2/22/54	160,351
50,000	A	3.900% due 3/15/62	36,859
90,000	A	5.650% due 2/22/64	89,792
		CVS Health Corp., Senior Unsecured Notes:
6,000	BBB	3.875% due 7/20/25	5,974
200,000	BBB	2.875% due 6/1/26	195,688
50,000	BBB	3.625% due 4/1/27	48,970
534,000	BBB	4.300% due 3/25/28	525,800
591,000	BBB	5.000% due 1/30/29	593,465
620,000	BBB	3.750% due 4/1/30	584,390
944,000	BBB	2.125% due 9/15/31	784,527
540,000	BBB	4.780% due 3/25/38	488,699
22,000	BBB	4.125% due 4/1/40	18,017
170,000	BBB	5.125% due 7/20/45	149,761
200,000	BBB	5.050% due 3/25/48	172,929
65,420	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	66,179
		Eli Lilly & Co., Senior Unsecured Notes:
100,000	A+	4.500% due 2/9/27	100,650
595,000	A+	4.700% due 2/9/34	589,857
200,000	A+	4.600% due 8/14/34	196,752
25,000	A+	3.950% due 3/15/49	20,439
25,000	A+	4.875% due 2/27/53	23,344
110,000	A+	5.000% due 2/9/54	104,846
25,000	A+	4.150% due 3/15/59	20,446
25,000	A+	4.950% due 2/27/63	23,204
475,000	A+	5.100% due 2/9/64	449,987
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	55,593
		Johnson & Johnson, Senior Unsecured Notes:
50,000	AAA	4.950% due 6/1/34	51,118
340,000	AAA	3.625% due 3/3/37	302,918
50,000	AAA	3.700% due 3/1/46	40,751
25,000	AAA	2.450% due 9/1/60	14,018
		Merck & Co., Inc., Senior Unsecured Notes:
190,000	A+	1.450% due 6/24/30	162,750
25,000	A+	3.900% due 3/7/39	21,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.2% — (continued)
$25,000	A+	3.600% due 9/15/42	$20,090
50,000	A+	4.150% due 5/18/43	43,126
50,000	A+	3.700% due 2/10/45	39,975
50,000	A+	4.000% due 3/7/49	40,785
50,000	A+	2.450% due 6/24/50	30,101
390,000	A+	2.750% due 12/10/51	245,964
50,000	A+	5.000% due 5/17/53	47,095
50,000	A+	2.900% due 12/10/61	29,814
100,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.800% due 9/18/29	97,766
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	146,120
140,000	A	1.700% due 5/28/30	121,704
25,000	A	4.000% due 12/15/36	22,912
25,000	A	3.900% due 3/15/39	21,785
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.450% due 5/19/26	200,277
416,000	A	4.750% due 5/19/33	411,301
3,352,000	A	5.300% due 5/19/53	3,239,876
158,000	A	5.340% due 5/19/63	149,715
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	225,495
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
1,440,000	BB	3.150% due 10/1/26	1,394,193
720,000	BB	5.125% due 5/9/29	709,521
270,000	BB	8.125% due 9/15/31	303,074
		Utah Acquisition Sub Inc., Company Guaranteed Notes:
100,000	BBB-	3.950% due 6/15/26	98,958
25,000	BBB-	5.250% due 6/15/46	20,966
2,590,000	BBB-	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	1,775,824
110,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	117,106
		Zoetis Inc., Senior Unsecured Notes:
25,000	BBB	4.700% due 2/1/43	22,947
25,000	BBB	3.950% due 9/12/47	20,207

		Total Pharmaceuticals	22,059,626

Pipelines — 1.5%
140,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	146,149
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	44,328
580,000	A	3.302% due 1/15/35(a)	488,921
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
272,000	BBB	5.125% due 6/30/27	274,354
399,000	BBB	3.700% due 11/15/29	379,266
		Cheniere Energy Partners LP, Company Guaranteed Notes:
147,000	BBB-	4.500% due 10/1/29	144,211
143,000	BBB-	4.000% due 3/1/31	134,522
486,000	BBB-	3.250% due 1/31/32	427,775
105,000	BBB-	5.950% due 6/30/33	108,897
350,000	Baa1(b)	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(a)	364,945
10,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	10,516
100,000	A-	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 6.200% due 1/15/55	105,987
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.900% due 11/15/26	102,109
50,000	BBB+	2.500% due 8/1/33	40,885
25,000	BBB+	5.625% due 4/5/34	25,505

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.5% — (continued)
$50,000	BBB+	3.400% due 8/1/51	$34,160
50,000	BBB+	6.700% due 11/15/53	55,155
995,000	BBB+	5.950% due 4/5/54	1,005,878
1,845,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(g)	1,799,187
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	243,467
		Junior Subordinated Notes:
795,000	BB+	6.500% (5-Year CMT Index + 5.694%)(g)(h)	798,174
180,000	BB+	6.750% (5-Year CMT Index + 5.134%)(g)(h)	180,368
240,000	BB+	7.125% (5-Year CMT Index + 5.306%)(g)(h)	244,727
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(g)	430,773
		Senior Unsecured Notes:
149,000	BBB	5.500% due 6/1/27	151,300
76,000	BBB	5.550% due 2/15/28	77,753
30,000	BBB	4.950% due 6/15/28	30,211
800,000	BBB	3.750% due 5/15/30	755,974
280,000	BBB	5.550% due 5/15/34	282,107
25,000	BBB	5.800% due 6/15/38	25,327
340,000	BBB	5.300% due 4/1/44	313,207
18,000	BBB	5.300% due 4/15/47	16,279
750,000	BBB	6.250% due 4/15/49	764,603
347,000	BBB	5.000% due 5/15/50	301,634
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	100,418
100,000	A-	3.950% due 2/15/27	99,316
660,000	A-	4.150% due 10/16/28	652,439
1,550,000	A-	2.800% due 1/31/30	1,427,154
50,000	A-	4.850% due 1/31/34	49,348
150,000	A-	6.650% due 10/15/34	167,255
50,000	A-	4.950% due 2/15/35	49,522
250,000	A-	4.850% due 3/15/44	229,048
25,000	A-	5.100% due 2/15/45	23,469
25,000	A-	4.250% due 2/15/48	20,655
50,000	A-	4.800% due 2/1/49	44,567
50,000	A-	4.200% due 1/31/50	40,602
130,000	A-	3.700% due 1/31/51	96,143
25,000	A-	3.200% due 2/15/52	16,818
50,000	A-	3.300% due 2/15/53	34,111
670,000	A-	5.550% due 2/16/55	663,216
180,000	A-	3.950% due 1/31/60	133,508
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(g)	59,155
25,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	27,700
		Kinder Morgan Inc., Company Guaranteed Notes:
560,000	BBB	5.000% due 2/1/29	564,083
50,000	BBB	5.550% due 6/1/45	47,836
25,000	BBB	5.200% due 3/1/48	22,694
55,000	BBB	3.250% due 8/1/50	36,201
132,000	BBB	3.600% due 2/15/51	92,280
25,000	BBB	5.450% due 8/1/52	23,373
		MPLX LP, Senior Unsecured Notes:
10,000	BBB	4.875% due 6/1/25	9,996
100,000	BBB	1.750% due 3/1/26	97,191
100,000	BBB	4.125% due 3/1/27	99,033
850,000	BBB	4.800% due 2/15/29	850,353
130,000	BBB	4.500% due 4/15/38	115,110
140,000	BBB	4.700% due 4/15/48	116,868

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.5% — (continued)
$100,000	BBB	5.500% due 2/15/49	$93,475
50,000	BBB	4.950% due 3/14/52	42,897
445,000	BB	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	454,509
224,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	221,079
		ONEOK Inc., Company Guaranteed Notes:
200,000	BBB	5.000% due 3/1/26	200,484
120,000	BBB	5.550% due 11/1/26	121,698
200,000	BBB	5.800% due 11/1/30	208,307
165,000	BBB	6.050% due 9/1/33	172,765
25,000	BBB	5.050% due 11/1/34	24,335
25,000	BBB	5.150% due 10/15/43	22,970
100,000	BBB	5.200% due 7/15/48	90,571
25,000	BBB	4.850% due 2/1/49	21,256
50,000	BBB	3.950% due 3/1/50	37,012
25,000	BBB	4.500% due 3/15/50	20,195
105,000	BBB	6.625% due 9/1/53	112,694
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,146
250,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	249,818
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	518,376
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
321,000	BBB+	5.000% due 3/15/27	322,665
140,000	BBB+	4.200% due 3/15/28	138,192
284,000	BBB+	5.900% due 9/15/37	292,653
1,490,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29(a)	1,481,424
188,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	215,724
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	20,983
1,030,000	B+	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	1,000,095
		Targa Resources Corp., Company Guaranteed Notes:
222,000	BBB	6.150% due 3/1/29	232,470
130,000	BBB	4.200% due 2/1/33	120,324
100,000	BBB	6.500% due 2/15/53	106,094
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB	6.500% due 7/15/27	50,301
200,000	BBB	5.000% due 1/15/28	200,188
20,000	BBB	6.875% due 1/15/29	20,483
188,000	BBB	5.500% due 3/1/30	190,225
639,000	BBB	4.875% due 2/1/31	626,859
40,000	BBB	4.000% due 1/15/32	36,961
690,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	628,494
25,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	23,549
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
580,000	BBB	7.850% due 2/1/26	591,569
237,000	BBB	4.000% due 3/15/28	232,391
238,000	BBB	4.600% due 3/15/48	205,155
110,000	BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	95,698
		Venture Global LNG Inc., Senior Secured Notes:
725,000	BB	9.500% due 2/1/29(a)	801,048
330,000	BB	7.000% due 1/15/30(a)	334,818
		Western Midstream Operating LP, Senior Unsecured Notes:
100,000	BBB-	4.650% due 7/1/26	99,924
630,000	BBB-	4.050% due 2/1/30	600,864
115,000	BBB-	5.250% due 2/1/50	101,069

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Pipelines — 1.5% — (continued)
			Williams Cos., Inc. (The), Senior Unsecured Notes:
$50,000		BBB	7.500% due 1/15/31	$55,937
280,000		BBB	7.750% due 6/15/31	317,138
116,000		BBB	8.750% due 3/15/32	139,191

			Total Pipelines	28,240,189

Private Equity — 0.0%@
			Brookfield Finance Inc., Company Guaranteed Notes:
100,000		A-	4.250% due 6/2/26	99,750
50,000		A-	3.900% due 1/25/28	49,121
25,000		A-	4.850% due 3/29/29	25,124
50,000		A-	5.968% due 3/4/54	51,842
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	17,609

			Total Private Equity	243,446

Real Estate — 0.0%@
790,000	EUR	Ba2(b)	Castellum AB, Junior Subordinated Notes, (Cost — $797,718, acquired 12/4/24), 3.125% (3.454% – 5-Year EUR Swap Rate)(f)(h)(i)	804,946

Real Estate Investment Trusts (REITs) — 1.0%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/27	24,748
25,000		BBB+	3.950% due 1/15/28	24,592
25,000		BBB+	4.500% due 7/30/29	24,721
25,000		BBB+	1.875% due 2/1/33	19,723
25,000		BBB+	4.750% due 4/15/35	23,970
50,000		BBB+	3.550% due 3/15/52	35,166
25,000		BBB+	5.625% due 5/15/54	24,449
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	24,686
25,000		BBB	3.625% due 4/15/32	22,835
25,000		BBB	5.500% due 2/1/34	25,338
			American Tower Corp., Senior Unsecured Notes:
200,000		BBB	1.600% due 4/15/26	193,655
200,000		BBB	3.650% due 3/15/27	196,281
243,000		BBB	5.800% due 11/15/28	251,985
186,000		BBB	3.800% due 8/15/29	178,509
100,000		BBB	2.100% due 6/15/30	87,210
137,000		BBB	1.875% due 10/15/30	116,887
106,000		BBB	2.700% due 4/15/31	93,645
47,000		BBB	2.300% due 9/15/31	40,088
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	23,744
25,000		A-	2.300% due 3/1/30	22,439
25,000		A-	5.000% due 2/15/33	25,062
25,000		A-	5.300% due 12/7/33	25,549
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	24,570
25,000		BBB	3.400% due 6/21/29	23,349
25,000		BBB	3.250% due 1/30/31	22,411
25,000		BBB	2.450% due 10/1/33	19,688
25,000		BBB	6.500% due 1/15/34	26,506
950,000		BB+	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.300% due 3/15/28	1,005,459
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	25,327
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	24,799

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.0% — (continued)
			Crown Castle Inc., Senior Unsecured Notes:
$200,000		BBB	1.050% due 7/15/26	$190,514
200,000		BBB	4.000% due 3/1/27	197,813
159,000		BBB	5.000% due 1/11/28	160,333
263,000		BBB	3.800% due 2/15/28	256,401
69,000		BBB	3.100% due 11/15/29	63,748
183,000		BBB	2.250% due 1/15/31	157,514
141,000		BBB	2.100% due 4/1/31	119,675
130,000		BBB	2.500% due 7/15/31	111,930
			CubeSmart LP, Company Guaranteed Notes:
25,000		BBB	3.125% due 9/1/26	24,455
25,000		BBB	2.500% due 2/15/32	21,226
560,000	EUR	Baa2(b)	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost — $452,296, acquired 3/30/23), 0.625% due 7/15/31(f)	489,593
25,000		BBB	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,601
			EPR Properties, Senior Unsecured Notes:
25,000		BBB-	3.750% due 8/15/29	23,471
500,000		BBB-	3.600% due 11/15/31	448,983
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB	1.550% due 3/15/28	118,816
183,000		BBB	2.000% due 5/15/28	168,825
333,000		BBB	3.200% due 11/18/29	310,978
270,000		BBB	2.500% due 5/15/31	235,310
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	24,309
25,000		A-	4.150% due 12/1/28	24,658
25,000		A-	3.000% due 7/1/29	23,372
25,000		A-	2.500% due 2/15/30	22,544
25,000		A-	1.850% due 8/1/31	21,178
2,511,000		BBB-	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	2,174,939
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	24,537
25,000		BBB+	4.000% due 3/1/29	24,391
256,000		BBB+	Extra Space Storage LP, Company Guaranteed Notes, 5.700% due 4/1/28	263,407
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
187,000		BBB-	5.300% due 1/15/29	187,794
267,000		BBB-	4.000% due 1/15/30	253,002
265,000		BBB-	4.000% due 1/15/31	247,315
86,000		BBB-	3.250% due 1/15/32	74,942
25,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	22,406
25,000		BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	21,832
246,000		BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	225,930
			Kilroy Realty LP, Company Guaranteed Notes:
25,000		BBB-	4.250% due 8/15/29	23,794
25,000		BBB-	2.650% due 11/15/33	19,529
			Kimco Realty OP LLC, Company Guaranteed Notes:
25,000		BBB+	3.800% due 4/1/27	24,666
25,000		BBB+	3.200% due 4/1/32	22,396
25,000		BBB+	4.600% due 2/1/33	24,224
			Mid-America Apartments LP, Senior Unsecured Notes:
25,000		A-	5.000% due 3/15/34	24,838
560,000		A-	4.950% due 3/1/35	553,139
			NNN REIT Inc., Senior Unsecured Notes:
124,000		BBB+	3.100% due 4/15/50	81,235
268,000		BBB+	3.500% due 4/15/51	187,747

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.0% — (continued)
			Omega Healthcare Investors Inc., Company Guaranteed Notes:
$25,000		BBB-	4.750% due 1/15/28	$24,944
1,525,000		BBB-	3.625% due 10/1/29	1,430,186
1,250,000		BBB-	Piedmont Operating Partnership LP, Company Guaranteed Notes, 2.750% due 4/1/32	1,013,092
			Prologis LP, Senior Unsecured Notes:
25,000		A	4.875% due 6/15/28	25,321
297,000		A	2.250% due 4/15/30	264,729
25,000		A	4.625% due 1/15/33	24,570
25,000		A	5.125% due 1/15/34	25,175
25,000		A	5.000% due 3/15/34	24,968
25,000		A	5.250% due 6/15/53	24,248
			Public Storage Operating Co., Company Guaranteed Notes:
25,000		A	1.850% due 5/1/28	23,162
25,000		A	3.385% due 5/1/29	23,959
25,000		A	2.250% due 11/9/31	21,436
25,000		A	5.100% due 8/1/33	25,318
			Realty Income Corp., Senior Unsecured Notes:
57,000		A-	3.100% due 12/15/29	53,150
74,000		A-	3.250% due 1/15/31	68,143
184,000		A-	5.125% due 2/15/34	183,636
270,000	EUR	A-	5.125% due 7/6/34	311,940
			Regency Centers LP, Company Guaranteed Notes:
25,000		A-	3.600% due 2/1/27	24,588
25,000		A-	5.250% due 1/15/34	25,184
2,000,000		BBB-	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	2,008,840
210,000		BB-	Service Properties Trust, Company Guaranteed Notes, 8.375% due 6/15/29	212,484
			Simon Property Group LP, Senior Unsecured Notes:
50,000		A-	3.375% due 6/15/27	48,961
50,000		A-	3.375% due 12/1/27	48,702
50,000		A-	1.750% due 2/1/28	46,450
50,000		A-	2.450% due 9/13/29	45,699
50,000		A-	2.650% due 7/15/30	45,326
25,000		A-	2.200% due 2/1/31	21,710
25,000		A-	2.250% due 1/15/32	21,233
25,000		A-	2.650% due 2/1/32	21,698
25,000		A-	5.500% due 3/8/33	25,783
25,000		A-	6.250% due 1/15/34	26,931
50,000		A-	3.250% due 9/13/49	34,779
25,000		A-	3.800% due 7/15/50	18,991
550,000		BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 6.500% due 7/1/30(a)	558,195
25,000		BBB	Sun Communities Operating LP, Company Guaranteed Notes, 5.500% due 1/15/29	25,581
			UDR Inc., Company Guaranteed Notes:
25,000		BBB+	3.000% due 8/15/31	22,400
25,000		BBB+	2.100% due 8/1/32	20,400
			Ventas Realty LP, Company Guaranteed Notes:
25,000		BBB+	4.000% due 3/1/28	24,564
25,000		BBB+	4.400% due 1/15/29	24,682
25,000		BBB+	3.000% due 1/15/30	23,027
25,000		BBB+	4.875% due 4/15/49	22,480
312,000		BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	312,552
160,000		BBB-	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.500% due 1/15/28(a)	158,021
750,000		BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 4.750% due 9/17/44(a)	634,244
			Welltower OP LLC, Company Guaranteed Notes:
25,000		BBB+	2.700% due 2/15/27	24,210
25,000		BBB+	2.050% due 1/15/29	22,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.0% — (continued)
$25,000	BBB+	4.125% due 3/15/29	$24,488
25,000	BBB+	3.100% due 1/15/30	23,219
25,000	BBB+	2.750% due 1/15/31	22,331
25,000	BBB+	2.750% due 1/15/32	21,764
		Weyerhaeuser Co., Senior Unsecured Notes:
25,000	BBB	4.000% due 11/15/29	24,190
25,000	BBB	4.000% due 3/9/52	19,194

		Total Real Estate Investment Trusts (REITs)	18,654,329

Retail — 0.4%
50,000	BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	50,806
		Costco Wholesale Corp., Senior Unsecured Notes:
560,000	AA	1.375% due 6/20/27	525,261
160,000	AA	1.600% due 4/20/30	139,404
25,000	BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	18,539
25,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	18,934
240,000	BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(a)	244,892
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	202,534
290,000	A	1.375% due 3/15/31	240,512
290,000	A	3.250% due 4/15/32	263,858
50,000	A	5.875% due 12/16/36	53,701
70,000	A	3.300% due 4/15/40	55,905
50,000	A	5.950% due 4/1/41	53,489
25,000	A	4.200% due 4/1/43	21,558
25,000	A	4.875% due 2/15/44	23,490
25,000	A	4.400% due 3/15/45	22,025
50,000	A	4.250% due 4/1/46	42,698
70,000	A	3.900% due 6/15/47	56,204
50,000	A	4.500% due 12/6/48	44,002
50,000	A	3.125% due 12/15/49	34,605
230,000	A	3.350% due 4/15/50	165,090
50,000	A	2.375% due 3/15/51	29,118
50,000	A	2.750% due 9/15/51	31,566
50,000	A	3.625% due 4/15/52	37,468
25,000	A	4.950% due 9/15/52	23,447
25,000	A	3.500% due 9/15/56	17,893
525,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	410,394
		Lowe’s Cos., Inc., Senior Unsecured Notes:
200,000	BBB+	2.500% due 4/15/26	195,857
805,000	BBB+	3.650% due 4/5/29	775,736
70,000	BBB+	4.500% due 4/15/30	69,499
284,000	BBB+	1.700% due 10/15/30	242,120
91,000	BBB+	2.625% due 4/1/31	80,706
50,000	BBB+	4.050% due 5/3/47	39,901
50,000	BBB+	3.000% due 10/15/50	32,133
25,000	BBB+	4.250% due 4/1/52	20,069
50,000	BBB+	5.625% due 4/15/53	49,333
25,000	BBB+	4.450% due 4/1/62	19,930
1,120,000	BB+	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 3/15/30(a)	1,087,354
		McDonald’s Corp., Senior Unsecured Notes:
30,000	BBB+	1.450% due 9/1/25	29,537
10,000	BBB+	3.700% due 1/30/26	9,937
100,000	BBB+	3.500% due 3/1/27	98,281
60,000	BBB+	3.500% due 7/1/27	58,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.4% — (continued)
$100,000	BBB+	3.600% due 7/1/30	$95,242
25,000	BBB+	4.700% due 12/9/35	24,345
25,000	BBB+	6.300% due 3/1/38	27,453
50,000	BBB+	4.875% due 12/9/45	46,074
50,000	BBB+	4.450% due 3/1/47	43,110
25,000	BBB+	4.450% due 9/1/48	21,515
70,000	BBB+	3.625% due 9/1/49	52,205
425,000	BBB+	4.200% due 4/1/50	346,632
25,000	BBB+	5.150% due 9/9/52	23,607
25,000	BBB+	5.450% due 8/14/53	24,597
480,000	BB	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	457,095
620,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	584,331
		Starbucks Corp., Senior Unsecured Notes:
50,000	BBB+	4.900% due 2/15/31	50,652
25,000	BBB+	3.750% due 12/1/47	18,803
25,000	BBB+	4.500% due 11/15/48	21,381
25,000	BBB+	4.450% due 8/15/49	21,087
25,000	BBB+	3.350% due 3/12/50	17,358
25,000	BBB+	3.500% due 11/15/50	17,839
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32	49,138
25,000	A	4.000% due 7/1/42	21,529
25,000	A	3.625% due 4/15/46	19,471
50,000	A	2.950% due 1/15/52	32,787
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	82,199
40,000	AA	1.800% due 9/22/31	34,204
100,000	AA	4.100% due 4/15/33	96,998
25,000	AA	6.200% due 4/15/38	28,204
25,000	AA	3.950% due 6/28/38	22,901
25,000	AA	5.625% due 4/15/41	26,805
25,000	AA	2.500% due 9/22/41	17,836
25,000	AA	3.625% due 12/15/47	19,687
50,000	AA	4.050% due 6/29/48	42,148
25,000	AA	2.950% due 9/24/49	17,292
50,000	AA	2.650% due 9/22/51	31,880
50,000	AA	4.500% due 4/15/53	44,960

		Total Retail	8,117,981

Semiconductors — 0.8%
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	18,320
25,000	A-	2.950% due 10/1/51	16,531
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	49,006
25,000	A	5.850% due 6/15/41	26,574
25,000	A	4.350% due 4/1/47	21,776
100,000	BBB+	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	98,937
		Broadcom Inc.:
		Company Guaranteed Notes:
377,000	BBB+	4.150% due 11/15/30	365,508
200,000	BBB+	3.500% due 2/15/41(a)	159,400
100,000	BBB+	3.750% due 2/15/51(a)	75,788
		Senior Unsecured Notes:
170,000	BBB+	4.150% due 4/15/32(a)	161,638

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.8% — (continued)
$316,000	BBB+	3.469% due 4/15/34(a)	$278,662
1,054,000	BBB+	3.137% due 11/15/35(a)	878,367
10,000	BBB+	3.187% due 11/15/36(a)	8,213
108,000	BBB+	4.926% due 5/15/37(a)	104,647
725,000	BB	Entegris Inc., Senior Secured Notes, 4.750% due 4/15/29(a)	701,390
		Foundry JV Holdco LLC, Senior Secured Notes:
320,000	BBB	5.875% due 1/25/34(a)	327,337
3,040,000	BBB	6.200% due 1/25/37(a)	3,188,993
		Intel Corp., Senior Unsecured Notes:
50,000	BBB	2.600% due 5/19/26	48,899
370,000	BBB	1.600% due 8/12/28	332,718
170,000	BBB	5.125% due 2/10/30	171,257
104,000	BBB	3.734% due 12/8/47	73,746
50,000	BBB	3.250% due 11/15/49	32,028
210,000	BBB	4.750% due 3/25/50	172,726
230,000	BBB	3.050% due 8/12/51	139,241
50,000	BBB	4.900% due 8/5/52	41,989
50,000	BBB	5.700% due 2/10/53	46,907
810,000	BBB	5.600% due 2/21/54	751,641
108,000	BBB	5.050% due 8/5/62	89,847
64,000	BBB	5.900% due 2/10/63	61,093
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	254,402
271,000	A-	5.250% due 7/15/62	260,075
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	23,121
25,000	A-	3.125% due 6/15/60	15,856
25,000	BBB-	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	25,841
		Micron Technology Inc., Senior Unsecured Notes:
50,000	BBB-	4.185% due 2/15/27	49,660
25,000	BBB-	5.375% due 4/15/28	25,448
25,000	BBB-	4.663% due 2/15/30	24,668
100,000	BBB-	5.875% due 2/9/33	104,135
25,000	BBB-	5.875% due 9/15/33	26,090
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	21,119
510,000	AA-	3.500% due 4/1/50	390,875
160,000	AA-	3.700% due 4/1/60	122,031
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB+	2.700% due 5/1/25	89,672
50,000	BBB+	3.875% due 6/18/26	49,589
296,000	BBB+	2.500% due 5/11/31	256,215
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	22,289
25,000	A	4.800% due 5/20/45	23,017
50,000	A	4.300% due 5/20/47	42,389
25,000	A	3.250% due 5/20/50	17,501
25,000	A	4.500% due 5/20/52	21,507
25,000	A	6.000% due 5/20/53	26,566
2,500,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 2.170% due 11/25/26(a)	2,396,837
2,130,000	BBB	SK Hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	2,163,641
		Texas Instruments Inc., Senior Unsecured Notes:
90,000	A+	1.750% due 5/4/30	78,649
25,000	A+	3.875% due 3/15/39	22,133
50,000	A+	4.150% due 5/15/48	41,823
66,000	A+	5.000% due 3/14/53	62,229
62,000	A+	5.050% due 5/18/63	57,634

		Total Semiconductors	15,158,191

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Shipbuilding — 0.0%@
$137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	$124,345

Software — 0.3%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	45,251
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	485,743
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	82,762
750,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	778,362
25,000	BBB	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	26,095
		Fidelity National Information Services Inc., Senior Unsecured Notes:
50,000	BBB	1.150% due 3/1/26	48,333
25,000	BBB	1.650% due 3/1/28	22,927
25,000	BBB	3.100% due 3/1/41	18,451
		Fiserv Inc., Senior Unsecured Notes:
50,000	BBB	3.200% due 7/1/26	49,119
25,000	BBB	5.450% due 3/2/28	25,592
25,000	BBB	5.375% due 8/21/28	25,567
25,000	BBB	4.200% due 10/1/28	24,622
100,000	BBB	3.500% due 7/1/29	94,882
25,000	BBB	2.650% due 6/1/30	22,477
50,000	BBB	4.400% due 7/1/49	41,815
		Intuit Inc., Senior Unsecured Notes:
25,000	A-	1.350% due 7/15/27	23,372
25,000	A-	5.125% due 9/15/28	25,639
25,000	A-	1.650% due 7/15/30	21,551
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	49,330
157,000	AAA	2.525% due 6/1/50	99,356
50,000	AAA	2.500% due 9/15/50	31,364
168,000	AAA	2.921% due 3/17/52	114,453
50,000	AAA	4.500% due 2/6/57	45,867
142,000	AAA	3.041% due 3/17/62	93,081
		Oracle Corp., Senior Unsecured Notes:
1,070,000	BBB	1.650% due 3/25/26	1,038,246
100,000	BBB	2.650% due 7/15/26	97,543
60,000	BBB	4.650% due 5/6/30	59,718
600,000	BBB	2.875% due 3/25/31	536,967
46,000	BBB	6.250% due 11/9/32	49,214
238,000	BBB	4.300% due 7/8/34	222,522
37,000	BBB	3.850% due 7/15/36	32,206
479,000	BBB	3.800% due 11/15/37	408,087
88,000	BBB	5.375% due 7/15/40	85,297
76,000	BBB	4.000% due 7/15/46	59,575
91,000	BBB	4.000% due 11/15/47	70,766
348,000	BBB	3.600% due 4/1/50	247,802
350,000	BBB	5.375% due 9/27/54	325,811
55,000	BBB	4.375% due 5/15/55	43,680
100,000	BBB	3.850% due 4/1/60	70,046
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,250
25,000	BBB+	1.750% due 2/15/31	21,017
25,000	BBB+	4.900% due 10/15/34	24,560
		Salesforce Inc., Senior Unsecured Notes:
140,000	A+	2.700% due 7/15/41	101,317
50,000	A+	2.900% due 7/15/51	32,779
25,000	A+	3.050% due 7/15/61	15,718
50,000	BBB+	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	49,095

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Software — 0.3% — (continued)
			Workday Inc., Senior Unsecured Notes:
$25,000		BBB	3.500% due 4/1/27	$24,495
25,000		BBB	3.700% due 4/1/29	24,120

			Total Software	5,959,842

Telecommunications — 1.3%
			AT&T Inc., Senior Unsecured Notes:
200,000		BBB	1.700% due 3/25/26	194,130
220,000		BBB	4.250% due 3/1/27	218,767
960,000		BBB	2.300% due 6/1/27	913,900
50,000		BBB	1.650% due 2/1/28	46,086
55,000		BBB	4.350% due 3/1/29	54,446
242,000		BBB	2.750% due 6/1/31	214,745
180,000		BBB	2.550% due 12/1/33	147,828
83,000		BBB	5.400% due 2/15/34	84,698
25,000		BBB	5.250% due 3/1/37	24,939
25,000		BBB	4.900% due 8/15/37	24,021
25,000		BBB	4.850% due 3/1/39	23,674
50,000		BBB	5.350% due 9/1/40	49,142
80,000		BBB	5.550% due 8/15/41	79,428
73,000		BBB	4.350% due 6/15/45	61,483
382,000		BBB	4.750% due 5/15/46	339,404
238,000		BBB	4.500% due 3/9/48	200,839
270,000		BBB	3.500% due 9/15/53	187,698
1,572,000		BBB	3.550% due 9/15/55	1,085,627
72,000		BBB	3.800% due 12/1/57	51,450
432,000		BBB	3.650% due 9/15/59	296,765
18,000		BBB	3.850% due 6/1/60	12,846
900,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost — $1,225,883, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(f)(g)	1,222,582
			Cisco Systems Inc., Senior Unsecured Notes:
50,000		AA-	4.800% due 2/26/27	50,532
50,000		AA-	5.900% due 2/15/39	53,950
50,000		AA-	5.500% due 1/15/40	51,589
50,000		AA-	5.300% due 2/26/54	49,770
25,000		AA-	5.350% due 2/26/64	24,563
505,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	435,570
38,000		B-	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	34,243
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	24,145
25,000		BBB+	4.375% due 11/15/57	20,223
670,000	EUR	BB+	Fibercop SpA, Senior Secured Notes, 1.625% due 1/18/29	638,437
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	53,735
871,000	EUR	BB+	Lorca Telecom Bondsco SA, Senior Secured Notes, (Cost — $918,380, acquired 12/3/24), 4.000% due 9/18/27(f)	906,652
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	82,472
37,000		BBB	2.750% due 5/24/31	32,690
26,000		BBB	5.600% due 6/1/32	26,828
570,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	591,442
			Rogers Communications Inc., Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	97,104
690,000		BBB-	5.300% due 2/15/34	682,024
1,300,000		A1(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	1,308,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.3% — (continued)
330,000	EUR	BB	Telecom Italia SpA, Senior Unsecured Notes, (Cost — $321,334, acquired 3/6/24), 1.625% due 1/18/29(f)	$319,258
$150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	136,206
700,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost — $789,168, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(f)(g)(h)	785,528
			T-Mobile USA Inc., Company Guaranteed Notes:
170,000		BBB	3.500% due 4/15/25	169,748
40,000		BBB	2.250% due 2/15/26	39,132
200,000		BBB	2.625% due 4/15/26	196,118
172,000		BBB	3.750% due 4/15/27	169,300
110,000		BBB	2.625% due 2/15/29	101,755
300,000		BBB	3.375% due 4/15/29	284,313
830,000		BBB	3.875% due 4/15/30	794,408
100,000		BBB	2.550% due 2/15/31	87,978
80,000		BBB	2.875% due 2/15/31	71,434
1,930,000		BBB	3.500% due 4/15/31	1,785,440
290,000		BBB	2.250% due 11/15/31	246,670
330,000		BBB	2.700% due 3/15/32	285,016
599,000		BBB	5.050% due 7/15/33	597,073
110,000		BBB	5.150% due 4/15/34	110,266
200,000		BBB	4.375% due 4/15/40	177,906
60,000		BBB	3.000% due 2/15/41	44,050
110,000		BBB	3.300% due 2/15/51	74,794
100,000		BBB	3.400% due 10/15/52	68,636
			Verizon Communications Inc., Senior Unsecured Notes:
100,000		BBB+	2.625% due 8/15/26	97,541
200,000		BBB+	4.125% due 3/16/27	198,702
37,000		BBB+	4.016% due 12/3/29	35,980
640,000		BBB+	3.150% due 3/22/30	595,768
138,000		BBB+	1.680% due 10/30/30	117,193
255,000		BBB+	1.750% due 1/20/31	215,453
505,000		BBB+	2.550% due 3/21/31	444,036
281,000		BBB+	2.355% due 3/15/32	237,731
114,000		BBB+	5.050% due 5/9/33	114,689
1,410,000		BBB+	4.500% due 8/10/33	1,356,851
20,000		BBB+	4.400% due 11/1/34	18,966
964,000		BBB+	4.780% due 2/15/35(a)	939,424
301,000		BBB+	5.850% due 9/15/35	316,418
21,000		BBB+	4.272% due 1/15/36	19,394
10,000		BBB+	5.250% due 3/16/37	10,043
333,000		BBB+	2.650% due 11/20/40	235,632
50,000		BBB+	3.400% due 3/22/41	39,020
100,000		BBB+	4.125% due 8/15/46	81,864
10,000		BBB+	4.862% due 8/21/46	9,170
20,000		BBB+	5.500% due 3/16/47	19,971
140,000		BBB+	4.000% due 3/22/50	109,842
210,000		BBB+	2.875% due 11/20/50	134,062
150,000		BBB+	3.550% due 3/22/51	109,539
69,000		BBB+	2.987% due 10/30/56	42,494
100,000		BBB+	3.000% due 11/20/60	60,502
			Vmed O2 UK Financing I PLC, Senior Secured Notes:
200,000		B+	4.750% due 7/15/31(a)	175,537
940,000	EUR	B+	(Cost — $1,002,382, acquired 12/3/24), 5.625% due 4/15/32(f)	988,301
			Vodafone Group PLC:
320,000	EUR	BB+	Junior Subordinated Notes, (Cost — $322,584, acquired 12/10/24), 3.000% (3.477% — 5-Year EUR Swap Rate) due 8/27/80(f)(i)	315,835

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.3% — (continued)
			Senior Unsecured Notes:
$9,000		BBB	6.150% due 2/27/37	$9,612
25,000		BBB	4.875% due 6/19/49	21,790
50,000		BBB	4.250% due 9/17/50	39,365
50,000		BBB	5.750% due 6/28/54	48,813
25,000		BBB	5.875% due 6/28/64	24,423
935,000	EUR	Ba3(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	1,035,267

			Total Telecommunications	25,462,805

Toys/Games/Hobbies — 0.1%
975,000		BBB	Hasbro Inc., Senior Unsecured Notes, 6.050% due 5/14/34	1,002,750
1,250,000		BBB	Mattel Inc., Company Guaranteed Notes, 5.875% due 12/15/27(a)	1,256,510

			Total Toys/Games/Hobbies	2,259,260

Transportation — 0.2%
			Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000		AA-	4.150% due 12/15/48	292,354
52,000		AA-	3.050% due 2/15/51	35,291
174,000		AA-	2.875% due 6/15/52	112,484
			Canadian National Railway Co., Senior Unsecured Notes:
25,000		A-	3.200% due 8/2/46	18,250
25,000		A-	3.650% due 2/3/48	19,499
25,000		A-	4.450% due 1/20/49	22,073
			Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000		BBB+	4.300% due 5/15/43	21,659
25,000		BBB+	4.700% due 5/1/48	22,404
25,000		BBB+	3.500% due 5/1/50	18,137
270,000		BBB+	3.100% due 12/2/51	181,332
			CSX Corp., Senior Unsecured Notes:
25,000		BBB+	4.100% due 11/15/32	23,876
25,000		BBB+	4.750% due 5/30/42	23,298
25,000		BBB+	3.800% due 11/1/46	19,891
25,000		BBB+	4.750% due 11/15/48	22,693
25,000		BBB+	3.350% due 9/15/49	17,936
25,000		BBB+	3.800% due 4/15/50	19,556
25,000		BBB+	3.950% due 5/1/50	20,094
25,000		BBB+	4.500% due 11/15/52	21,717
25,000		BBB+	4.500% due 8/1/54	21,722
25,000		BBB+	4.250% due 11/1/66	19,645
			FedEx Corp., Company Guaranteed Notes:
25,000		BBB	3.250% due 5/15/41	18,273
25,000		Baa2(b)	4.100% due 4/15/43(a)	20,077
25,000		BBB	5.100% due 1/15/44	22,759
25,000		BBB	4.100% due 2/1/45	19,742
25,000		BBB	4.750% due 11/15/45	21,726
50,000		BBB	4.550% due 4/1/46	42,184
25,000		BBB	4.400% due 1/15/47	20,384
25,000		BBB	4.050% due 2/15/48	19,371
25,000		BBB	4.950% due 10/17/48	22,049
24,000		BBB	5.250% due 5/15/50	21,857
			Norfolk Southern Corp., Senior Unsecured Notes:
146,000		BBB+	2.550% due 11/1/29	133,701
166,000		BBB+	2.300% due 5/15/31	145,264
188,000		BBB+	3.942% due 11/1/47	149,719
52,000		BBB+	3.155% due 5/15/55	33,886
100,000		BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,476

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Transportation — 0.2% — (continued)
			Union Pacific Corp., Senior Unsecured Notes:
$60,000		A-	2.150% due 2/5/27	$57,686
403,000		A-	2.800% due 2/14/32	356,885
884,000		A-	2.891% due 4/6/36	729,362
35,000		A-	4.300% due 3/1/49	29,824
188,000		A-	3.250% due 2/5/50	132,868
45,000		A-	2.950% due 3/10/52	29,378
144,000		A-	3.500% due 2/14/53	104,998
320,000		A-	3.839% due 3/20/60	237,908
10,000		A-	3.750% due 2/5/70	6,968
			United Parcel Service Inc., Senior Unsecured Notes:
100,000		A	2.400% due 11/15/26	96,989
50,000		A	4.875% due 3/3/33	50,169
50,000		A	5.150% due 5/22/34	50,820
25,000		A	6.200% due 1/15/38	27,367
25,000		A	4.250% due 3/15/49	20,959
25,000		A	3.400% due 9/1/49	18,107
25,000		A	5.300% due 4/1/50	24,366

			Total Transportation	3,721,033

Trucking & Leasing — 0.1%
2,270,000		B+	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	2,324,230
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	5.400% due 3/15/27	25,330
25,000		BBB	3.850% due 3/30/27	24,605
25,000		BBB	4.700% due 4/1/29	24,878
25,000		BBB	4.000% due 6/30/30	24,048
25,000		BBB	3.500% due 6/1/32	22,588
25,000		BBB	5.450% due 9/15/33	25,444
25,000		BBB	6.900% due 5/1/34	27,922

			Total Trucking & Leasing	2,499,045

Water — 0.0%@
651,000	EUR	BB+	Holding d’Infrastructures des Metiers de l’Environnement, Senior Unsecured Notes, (Cost — $699,553, acquired 12/5/24), 4.875% due 10/24/29(f)	698,137

			TOTAL CORPORATE BONDS & NOTES (Cost — $542,716,762)	546,097,732

MORTGAGE-BACKED SECURITIES — 27.5%

FHLMC — 8.1%
			Federal Home Loan Mortgage Corp. (FHLMC):
2,442,227			4.500% due 4/1/29 — 12/1/52	2,365,660
24,354,393			5.500% due 1/1/30 — 4/1/54	24,566,026
21,931,019			3.000% due 3/1/31 — 6/1/52	19,352,899
6,190,361			1.500% due 5/1/31 — 12/1/50	5,060,373
24,888,019			2.500% due 11/1/31 — 5/1/52	20,998,647
11,131,209			3.500% due 4/1/33 — 6/1/52	10,338,004
7,314,943			5.000% due 12/1/34 — 4/1/54	7,240,631
34,640,272			2.000% due 3/1/36 — 5/1/52	28,348,950
15,778,565			4.000% due 4/1/38 — 5/1/54	15,052,939
12,661,726			6.000% due 5/1/38 — 9/1/54	12,941,655
4,315			7.000% due 3/1/39	4,543
4,684,438			6.500% due 9/1/39 — 9/1/54	4,863,375
72,172			2.491% (5-Year CMT Index + 1.287%) due 3/1/47(g)	68,518
227,531			3.047% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.619%) due 11/1/47(g)	229,538

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

FHLMC — 8.1% — (continued)
$395,336	3.009% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.627%) due 11/1/48(g)	$384,602
94,789	3.107% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.621%) due 2/1/50(g)	93,983
525,302	2.847% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.634%) due 12/1/50(g)	495,834

	TOTAL FHLMC	152,406,177

FNMA — 11.5%
	Federal National Mortgage Association (FNMA):
9,872,521	4.000% due 5/1/25 — 6/1/57	9,338,100
19,555,863	3.500% due 11/1/25 — 6/1/52	17,917,672
8,711,033	5.500% due 3/1/26 — 9/1/56	8,786,959
54,092,696	2.500% due 11/1/27 — 6/1/62	45,909,956
27,393,654	3.000% due 12/1/27 — 9/1/61	24,346,281
24,142,080	4.500% due 3/1/29 — 8/1/58	23,355,635
9,833,706	5.000% due 3/1/29 — 7/1/53	9,726,449
4,702,424	1.500% due 6/1/31 — 8/1/51	4,011,435
41,724	6.527% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(g)	42,239
6,037,049	6.000% due 8/1/34 — 9/1/54	6,180,339
7,380	6.691% (1-Year Treasury Average Rate + 1.920%) due 10/1/35(g)	7,559
2,419	6.585% (1-Year Treasury Average Rate + 1.829%) due 11/1/35(g)	2,478
6,287	6.717% (1-Year Treasury Average Rate + 1.948%) due 11/1/35(g)	6,441
53,696,493	2.000% due 6/1/36 — 12/1/53	44,026,400
6,633	7.000% due 4/1/37	6,724
100,000	3.870% due 5/1/37	91,950
34,944	6.640% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(g)	35,240
1,309,177	6.500% due 9/1/37 — 7/1/54	1,362,101
1,250,000	2.000% due 3/1/40 — 3/1/51(k)	1,080,710
650,000	2.500% due 3/1/40 — 4/1/55(k)	580,915
675,000	3.000% due 3/1/40(k)	638,566
475,000	3.500% due 3/1/40(k)	456,762
425,000	4.000% due 3/1/40(k)	414,419
1,175,000	5.000% due 3/1/42(k)	1,155,052
3,125,000	5.500% due 3/1/55(k)	3,126,667
13,035,000	6.000% due 3/1/55(k)	13,238,404
1,600,000	6.500% due 3/1/55(k)	1,648,670

	TOTAL FNMA	217,494,123

GNMA — 7.9%
	Government National Mortgage Association (GNMA):
10,679	6.000% due 12/15/33 — 6/15/37	10,971
241,358	5.000% due 10/15/34 — 9/15/40	243,092
16,966	5.500% due 5/15/37 — 6/15/38	17,454
26,058	6.500% due 1/15/38 — 10/15/38	27,164
36,118	4.500% due 3/15/41	35,695
307,796	4.000% due 6/15/41 — 11/15/45	299,895
148,497	3.000% due 9/15/42 — 10/15/42	135,547
89,113	3.500% due 6/15/48 — 5/15/50	83,063
	Government National Mortgage Association II (GNMA):
5,195,005	6.000% due 7/20/37 — 2/20/54	5,338,869
8,919,861	4.500% due 1/20/40 — 5/20/53	8,668,155
25,858,862	5.000% due 7/20/40 — 11/20/54	25,546,861
7,320,940	4.000% due 11/20/40 — 11/20/52	6,929,887

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

GNMA — 7.9% — (continued)
$16,996,042	3.000% due 1/20/43 — 4/20/53	$15,142,958
14,984,351	3.500% due 6/20/43 — 12/20/52	13,812,885
21,757,928	2.500% due 9/20/50 — 5/20/52	18,630,617
13,501,147	2.000% due 10/20/50 — 4/20/52	11,046,671
18,389,224	5.500% due 11/20/52 — 9/20/54	18,462,121
2,996,066	6.500% due 9/20/53 — 1/20/54	3,096,900
900,000	2.500% due 3/20/55(k)	770,977
950,000	5.000% due 3/20/55(k)	936,801
4,375,000	5.500% due 3/20/55(k)	4,383,939
12,390,000	6.000% due 3/20/55(k)	12,560,871
3,255,000	6.500% due 3/20/55(k)	3,321,703

	TOTAL GNMA	149,503,096

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $540,700,980)	519,403,396

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 23.5%

U.S. GOVERNMENT AGENCIES — 0.2%
2,720,000	Federal Farm Credit Banks Funding Corp., 3.500% due 2/28/39	2,375,185
	Federal Home Loan Banks:
635,000	0.920% due 2/26/27	597,246
690,000	2.490% due 3/26/40	511,376
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon due 1/15/30(l)	469,635
595,000	zero coupon due 5/15/30(l)	478,041

	TOTAL U.S. GOVERNMENT AGENCIES	4,431,483

U.S. GOVERNMENT OBLIGATIONS — 23.3%
	U.S. Treasury Bonds:
2,370,000	5.000% due 5/15/37	2,539,696
2,835,000	4.375% due 2/15/38	2,858,256
1,500,000	1.125% due 8/15/40	942,393
620,000	1.375% due 11/15/40	403,860
6,000,000	1.875% due 2/15/41	4,225,430
2,270,000	3.125% due 11/15/41	1,906,534
1,435,000	2.375% due 2/15/42	1,068,851
180,000	3.250% due 5/15/42	152,715
1,115,000	3.375% due 8/15/42	960,120
2,320,000	4.000% due 11/15/42	2,172,734
100,000	3.125% due 2/15/43	82,420
3,975,000	3.875% due 2/15/43	3,653,817
10,335,000	3.875% due 5/15/43	9,477,518
502,500	3.625% due 8/15/43	443,476
540,000	4.375% due 8/15/43	528,694
10,310,000	3.750% due 11/15/43	9,247,587
920,000	4.750% due 11/15/43	944,006
1,125,000	3.625% due 2/15/44	990,088
1,830,000	4.500% due 2/15/44	1,816,775
23,005,000	4.625% due 5/15/44	23,186,524
415,000	3.125% due 8/15/44	336,588
190,000	4.125% due 8/15/44	178,956
1,375,000	3.000% due 11/15/44	1,090,332
734,000	4.625% due 11/15/44	738,932
245,000	2.875% due 8/15/45	189,085
1,412,500	3.000% due 11/15/45	1,110,688
3,490,000	2.500% due 2/15/46	2,500,667
1,110,000	2.875% due 11/15/46	844,467

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 23.3% — (continued)
$3,723,000	3.000% due 2/15/47	$2,889,397
3,425,000	3.000% due 5/15/47	2,651,231
880,000	2.750% due 8/15/47	648,570
1,040,000	3.000% due 2/15/48	799,114
995,000	3.375% due 11/15/48	813,607
1,560,000	3.000% due 2/15/49	1,190,109
510,000	2.875% due 5/15/49	379,123
7,245,000	2.250% due 8/15/49	4,716,891
2,960,000	2.000% due 2/15/50	1,809,589
4,600,000	1.250% due 5/15/50	2,307,008
7,525,000	1.375% due 8/15/50	3,878,167
4,315,000	1.625% due 11/15/50	2,374,346
2,003,000	1.875% due 2/15/51	1,174,454
4,040,000	2.375% due 5/15/51	2,670,740
3,310,000	2.000% due 8/15/51	1,993,822
2,871,000	1.875% due 11/15/51	1,670,844
2,989,000	2.250% due 2/15/52	1,908,173
280,000	2.875% due 5/15/52	205,592
1,472,000	3.000% due 8/15/52	1,108,773
2,814,000	4.000% due 11/15/52	2,564,148
5,776,000	3.625% due 2/15/53	4,919,302
1,220,000	3.625% due 5/15/53	1,039,693
904,000	4.125% due 8/15/53	842,556
6,075,000	4.750% due 11/15/53(m)(n)	6,277,184
2,848,000	4.250% due 2/15/54	2,715,001
9,545,000	4.625% due 5/15/54	9,688,175
7,871,000	4.250% due 8/15/54	7,516,805
7,599,000	4.500% due 11/15/54	7,572,878
	U.S. Treasury Notes:
2,020,000	4.875% due 11/30/25	2,029,664
3,995,000	4.000% due 2/15/26	3,989,315
4,214,000	0.500% due 2/28/26	4,065,917
4,995,000	4.625% due 3/15/26	5,020,126
1,759,000	3.750% due 4/15/26	1,752,301
236,000	0.750% due 4/30/26	227,109
1,183,000	3.625% due 5/15/26	1,176,669
150,000	4.875% due 5/31/26	151,418
1,324,000	4.500% due 7/15/26	1,331,913
10,000	3.750% due 8/31/26	9,957
1,270,000	4.625% due 9/15/26	1,281,088
1,605,000	4.625% due 10/15/26	1,619,765
2,150,000	4.125% due 10/31/26	2,153,359
1,064,000	4.625% due 11/15/26	1,074,328
2,000,000	4.000% due 1/15/27	1,999,570
4,639,000	4.125% due 2/15/27	4,649,782
770,000	1.875% due 2/28/27	738,974
7,560,000	4.250% due 3/15/27	7,596,914
6,000,000	2.500% due 3/31/27	5,824,336
2,000,000	4.500% due 4/15/27	2,020,234
3,000,000	2.750% due 4/30/27	2,923,594
2,000,000	4.500% due 5/15/27	2,021,250
6,000,000	2.625% due 5/31/27	5,825,391
2,000,000	4.625% due 6/15/27	2,027,734
1,000,000	4.375% due 7/15/27	1,008,691
765,000	2.750% due 7/31/27	743,380

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 23.3% — (continued)
$5,270,000	3.750% due 8/15/27	$5,240,665
2,160,000	3.125% due 8/31/27	2,115,914
4,000,000	3.375% due 9/15/27	3,941,719
2,000,000	3.875% due 10/15/27	1,994,414
1,343,000	4.125% due 10/31/27	1,347,643
4,470,000	4.125% due 11/15/27	4,485,191
2,500,000	3.875% due 11/30/27	2,492,529
2,876,000	4.000% due 12/15/27	2,877,460
2,000,000	3.875% due 12/31/27	1,994,414
4,647,000	4.250% due 1/15/28	4,679,856
2,286,000	4.250% due 2/15/28	2,303,056
2,132,000	3.500% due 4/30/28	2,100,770
581,000	4.875% due 10/31/28	597,829
235,000	1.500% due 11/30/28	214,685
6,000	4.375% due 11/30/28	6,074
2,815,000	3.750% due 12/31/28	2,788,334
6,374,000	4.000% due 1/31/29	6,369,892
7,505,000	4.250% due 2/28/29	7,567,884
415,000	2.375% due 3/31/29	389,443
6,010,000	4.125% due 3/31/29	6,032,655
5,000,000	4.625% due 4/30/29	5,114,160
2,000,000	4.500% due 5/31/29	2,036,914
4,000,000	4.250% due 6/30/29	4,035,000
1,000,000	4.000% due 7/31/29	999,082
930,000	3.125% due 8/31/29	895,561
13,705,000	3.625% due 8/31/29	13,483,900
17,515,000	3.500% due 9/30/29	17,130,833
285,000	3.875% due 9/30/29	283,135
930,000	4.000% due 10/31/29	928,492
11,265,000	4.125% due 10/31/29	11,309,884
2,687,000	3.875% due 11/30/29	2,668,527
550,000	4.125% due 11/30/29	552,396
1,637,000	4.375% due 12/31/29	1,661,427
1,449,000	4.250% due 1/31/30	1,462,924
4,123,000	4.000% due 2/28/30	4,118,329
3,431,000	3.625% due 3/31/30	3,364,457
1,556,000	3.750% due 5/31/30	1,533,602
1,545,000	4.875% due 10/31/30	1,606,981
2,362,000	4.375% due 11/30/30	2,397,061
1,000,000	3.750% due 12/31/30	982,734
1,668,000	4.000% due 1/31/31	1,659,823
6,000,000	1.125% due 2/15/31	5,076,797
1,345,000	4.250% due 2/28/31	1,356,060
5,000,000	4.125% due 3/31/31	5,006,836
1,000,000	4.625% due 5/31/31	1,028,301
800,000	4.250% due 6/30/31	806,188
1,000,000	4.125% due 7/31/31	1,000,781
20,000	1.250% due 8/15/31	16,777
130,000	3.750% due 8/31/31	127,298
6,250,000	3.625% due 9/30/31	6,073,731
1,000,000	4.125% due 10/31/31	1,000,117
8,960,000	4.125% due 11/30/31	8,960,875
9,245,000	4.375% due 1/31/32	9,382,230
1,448,000	2.875% due 5/15/32	1,334,677
5,000,000	2.750% due 8/15/32	4,554,785

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 23.3% — (continued)
$4,063,000		4.125% due 11/15/32	$4,056,255
3,900,000		3.375% due 5/15/33	3,683,900
1,447,000		3.875% due 8/15/33	1,414,753
3,294,000		4.500% due 11/15/33	3,365,413
4,875,000		4.000% due 2/15/34	4,798,543
1,000,000		4.375% due 5/15/34	1,011,816
2,645,000		3.875% due 8/15/34	2,573,296
11,995,000		4.250% due 11/15/34	12,012,805
6,155,000		4.625% due 2/15/35	6,351,671
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(l)	658,619

		TOTAL U.S. GOVERNMENT OBLIGATIONS	439,597,453

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $468,928,189)	444,028,936

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%

Asset Backed Securities — 4.2%
555,913	Aaa(b)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(a)	619,412
370,000	AAA	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.293% (3-Month Term SOFR + 2.000%) due 4/20/36(a)(g)	371,054
61,175	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 5.084% (1-Month Term SOFR + 0.764%) due 6/25/29(g)	51,055
500,000	AAA	AIMCO CLO, Series 2017-AA, Class AR, 5.605% (3-Month Term SOFR + 1.312%) due 4/20/34(a)(g)	500,729
615,000	Aa2(b)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 6.255% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(g)	615,944
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(a)	933,250
183,615	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	175,263
930,000	Aaa(b)	Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 6.052% (3-Month Term SOFR + 1.750%) due 10/15/36(a)(g)	935,777
1,520,000	Aaa(b)	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 5.709% (3-Month Term SOFR + 1.360%) due 1/22/38(a)(g)	1,525,738
560,000	Aaa(b)	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 6.093% (3-Month Term SOFR + 1.800%) due 10/20/36(a)(g)	564,090
242,500	NR	Cajun Global LLC, Series 2021-1, Class A2, 3.931% due 11/20/51(a)	235,477
1,020,000	AAA	CarVal CLO XI C Ltd., Series 2024-3A, Class A1, 5.961% (3-Month Term SOFR + 1.390%) due 10/20/37(a)(g)	1,026,623
3,545,000	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	3,599,306
1,423,792	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,445,136
		CyrusOne Data Centers Issuer I LLC:
2,935,000	A-	Series 2023-2A, Class A2, 5.560% due 11/20/48(a)	2,963,782
3,000,000	A-	Series 2024-1A, Class A2, 4.760% due 3/22/49(a)	2,926,936
280,000	Aaa(b)	DLLMT LLC, Series 2024-1A, Class A4, 4.980% due 4/20/32(a)	284,096
1,430,777	BBB-	Driven Brands Funding LLC, Series 2022-1A, Class A2, 7.393% due 10/20/52(a)	1,451,018
141,368	AAA	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.584% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(g)	141,723
900,000	AAA	Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 5.813% (3-Month Term SOFR + 1.520%) due 4/20/37(a)(g)	905,804
750,000	AAA	Empower CLO Ltd., Series 2023-2A, Class A1, 6.502% (3-Month Term SOFR + 2.200%) due 7/15/36(a)(g)	755,438
4,299,225	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	4,501,485
435,000	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	417,067
1,165,000	A(c)	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190% due 6/20/54(a)	1,209,542
233,392	A(c)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	198,591
940,000	Aaa(b)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 5.964% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(g)	942,890

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Asset Backed Securities — 4.2% — (continued)
$353,131		Aa1(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)	$302,527
280,000		Aaa(b)	HPS Loan Management Ltd., Series 15A-19, Class A1R, 5.610% (3-Month Term SOFR + 1.320%) due 1/22/35(a)(g)	280,387
279,650		NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	257,223
856,889		Ca(b)	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 4.754% (1-Month Term SOFR + 0.434%) due 8/25/36(g)	234,801
4,272,000		BBB	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970% due 8/25/49(a)	4,154,705
280,000		AAA	Kings Park CLO Ltd., Series 2021-1A, Class A, 5.685% (3-Month Term SOFR + 1.392%) due 1/21/35(a)(g)	280,717
1,000,000		Aaa(b)	LCM XIV LP, Series 14A, Class BR, 6.135% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(g)	1,000,100
222,799		Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	208,045
270,000		AAA	M&T Equipment 2024-LEAF1 Notes, Series 2024-1A, Class A4, 4.940% due 8/18/31(a)	273,340
210,545		A+	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	197,201
3,375,000		A(c)	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230% due 4/20/54(a)	3,462,095
530,000		Aaa(b)	MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.100% due 7/13/49(a)	542,861
150,473		NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	127,079
759,514		AAA	MVW Owner Trust, Series 2019-1A, Class A, 2.890% due 11/20/36(a)	756,452
2,323,325		NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,393,216
1,270,000		BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,156,408
			Oak Street Investment Grade Net Lease Fund:
339,566		AAA	Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	329,956
1,675,000		BBB	Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,617,564
3,536,138		BBB	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765% due 6/5/54(a)	3,617,410
2,992,500		NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,161,588
1,220,000		Aaa(b)	Rad CLO 22 Ltd., Series 2023-22A, Class A1, 6.123% (3-Month Term SOFR + 1.830%) due 1/20/37(a)(g)	1,228,967
460,000		AAA	Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, 5.704% (3-Month Term SOFR + 1.390%) due 1/30/38(a)(g)	456,395
			Saluda Grade Alternative Mortgage Trust:
1,328,010		NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(g)	1,381,810
3,331,793		NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(g)	3,449,800
510,000		Aaa(b)	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110% due 11/21/33(a)	517,890
4,174,538		BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,105,681
1,417,037		NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	1,451,169
1,311,750		BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,337,920
3,500,000		A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,570,877
570,906		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	546,404
350,632		NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	329,983
750,000		AAA	Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, 5.617% (3-Month Term SOFR + 1.320%) due 7/24/36(a)(g)	751,705
2,977,025		NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,757,058
4,300,000		A-(c)	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640% due 4/20/54(a)	4,442,180

			Total Asset Backed Securities	79,978,740

Consumer Cyclical — 0.0%@
630,000	EUR	B+	Cirsa Finance International Sarl, 10.375% due 11/30/27(a)	691,744

Government — 0.0%@
77,018		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	77,866

Mortgage Securities — 7.2%
690,000		AAA(c)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.491% (1-Month Term SOFR + 1.180%) due 9/15/34(a)(g)	684,827
2,116,838		AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	2,116,118
753,983		AAA(c)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(a)	748,987
12,417		AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 6.612% due 7/25/34(g)	11,941

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$1,060,000	Aaa(b)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	$1,024,353
560,000	A-(c)	BANK5 Trust, Series 2024-5YR6, Class C, 6.967% due 5/15/57(g)	589,035
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(g)	274,937
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	599,754
5,374,200	AAA	Series 2023-C20, Class XA, 0.851% due 7/15/56(g)(o)	268,915
		Benchmark Mortgage Trust:
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	196,848
2,152,859	Aa1(b)	Series 2021-B28, Class XA, 1.259% due 8/15/54(g)(o)	122,214
650,000	Aaa(b)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 6.004% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(g)	650,447
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(g)	254,199
		BRAVO Residential Funding Trust:
509,864	AAA(c)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(g)	509,065
245,324	AAA(c)	Series 2024-NQM1, Class A1, step bond to yield, 5.943% due 12/1/63(a)	247,081
548,493	AAA(c)	Series 2024-NQM5, Class A1, step bond to yield, 5.803% due 6/25/64(a)	552,284
		BX Commercial Mortgage Trust:
815,364	Aaa(b)	Series 2021-CIP, Class A, 5.347% (1-Month Term SOFR + 1.035%) due 12/15/38(a)(g)	814,977
210,000	A3(b)	Series 2021-XL2, Class D, 5.823% (1-Month Term SOFR + 1.511%) due 10/15/38(a)(g)	209,680
340,000	A2(b)	Series 2024-BIO2, Class D, 7.713% due 8/13/41(a)(g)	339,768
898,176	BB-(c)	Series 2024-KING, Class E, 8.000% (1-Month Term SOFR + 3.688%) due 5/15/34(a)(g)	904,912
397,764	Aaa(b)	Series 2024-XL5, Class A, 5.704% (1-Month Term SOFR + 1.392%) due 3/15/41(a)(g)	398,749
1,215,000	BBB-(c)	BX Mortgage Trust, Series 2021-PAC, Class D, 5.725% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(g)	1,206,764
		BX Trust:
220,000	BBB-	Series 2021-ARIA, Class D, 6.322% (1-Month Term SOFR + 2.010%) due 10/15/36(a)(g)	219,900
287,412	AAA	Series 2021-RISE, Class A, 5.174% (1-Month Term SOFR + 0.862%) due 11/15/36(a)(g)	285,935
206,110	Aaa(b)	Series 2022-IND, Class A, 5.803% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(g)	206,326
901,000	Aaa(b)	Series 2022-VAMF, Class A, 5.162% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(g)	898,043
969,000	A3(b)	Series 2024-BIO, Class C, 6.952% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(g)	958,113
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	862,914
320,000	Aaa(b)	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631% due 2/10/50	305,339
175,394	BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 4.704% (1-Month Term SOFR + 0.384%) due 5/25/35(a)(g)	169,568
		CIM Trust:
686,345	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(g)	635,909
387,757	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(g)	353,060
1,446,666	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(g)	1,309,444
714,173	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(g)	656,473
906,351	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(g)	829,140
1,755,632	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(g)	1,509,284
2,007,648	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(g)	1,985,854
1,748,892	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(g)	1,748,666
726,006	AAA(c)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(g)	724,493
		Citigroup Commercial Mortgage Trust:
125,064	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	124,933
1,550,000	AA-(c)	Series 2015-GC29, Class B, 3.758% due 4/10/48(g)	1,506,582
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	274,868
578,328	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	562,352
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	480,107
1,073,600	Aaa(b)	Series 2017-C4, Class A3, 3.209% due 10/12/50	1,036,659
134,790	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	133,429
12,172,644	AA+	Series 2019-C7, Class XA, 0.819% due 12/15/72(g)(o)	405,922
744,342	AAA(c)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(g)	617,431
		Commercial Mortgage Trust:
190,000	BB-(c)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(g)	186,771

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$46	PIF(c)	Series 2014-CR21, Class C, 4.697% due 12/10/47(g)(j)	$46
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	160,232
		Connecticut Avenue Securities Trust:
620,000	NR	Series 2020-R01, Class 1B1, 7.716% (30-Day Average SOFR + 3.364%) due 1/25/40(a)(g)	642,257
1,110,000	BBB	Series 2022-R04, Class 1M2, 7.452% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(g)	1,155,247
236,146	A-	Series 2022-R07, Class 1M1, 7.303% (30-Day Average SOFR + 2.950%) due 6/25/42(a)(g)	243,816
260,000	BBB-	Series 2022-R08, Class 1M2, 7.952% (30-Day Average SOFR + 3.600%) due 7/25/42(a)(g)	274,100
1,220,000	BBB	Series 2023-R05, Class 1M2, 7.453% (30-Day Average SOFR + 3.100%) due 6/25/43(a)(g)	1,286,309
270,000	BBB-	Series 2023-R06, Class 1M2, 7.052% (30-Day Average SOFR + 2.700%) due 7/25/43(a)(g)	279,988
410,000	BBB	Series 2024-R01, Class 1M2, 6.152% (30-Day Average SOFR + 1.800%) due 1/25/44(a)(g)	415,309
		Credit Suisse Commercial Mortgage Capital Trust:
119,598	AAA(c)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(g)	106,093
713,671	AAA(c)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(g)	684,263
		CSAIL Commercial Mortgage Trust:
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(g)	300,720
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	159,783
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	273,339
524,694	AA+	CSMC Trust, Series 2019-AFC1, Class A2, step bond to yield, 3.776% due 7/25/49(a)	501,618
		DBJPM Mortgage Trust:
350,000	A-(c)	Series 2016-C1, Class B, 4.195% due 5/10/49(g)	331,153
163,157	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	159,187
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.946% due 6/10/37(a)(g)	2,058,725
1,750,000	AAA(c)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,549,542
640,000	Aaa(b)	DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.038% due 1/15/41(a)(g)	656,044
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
34,102	NR	Series 334, Class S7, 1.647% (5.986% – 30-Day Average SOFR) due 8/15/44(i)(o)	3,419
54,253	NR	Series 353, Class S1, 1.547% (5.886% – 30-Day Average SOFR) due 12/15/46(i)(o)	5,380
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
4,752	NR	Series 3451, Class SB, 1.577% (5.916% – 30-Day Average SOFR) due 5/15/38(i)(o)	393
30,421	NR	Series 3621, Class SB, 1.777% (6.116% – 30-Day Average SOFR) due 1/15/40(i)(o)	2,464
264,666	NR	Series 3947, Class SG, 1.497% (5.836% – 30-Day Average SOFR) due 10/15/41(i)(o)	26,677
9,368	NR	Series 3973, Class SA, 2.037% (6.376% – 30-Day Average SOFR) due 12/15/41(i)(o)	1,101
109,325	NR	Series 4203, Class PS, 1.797% (6.136% – 30-Day Average SOFR) due 9/15/42(i)(o)	8,283
113,330	NR	Series 4210, Class Z, 3.000% due 5/15/43	92,683
7,007	NR	Series 4239, Class IO, 3.500% due 6/15/27(o)	143
77,412	NR	Series 4335, Class SW, 1.547% (5.886% – 30-Day Average SOFR) due 5/15/44(i)(o)	8,146
409,892	NR	Series 4391, Class MZ, 3.000% due 9/15/44	363,340
1,599,624	NR	Series 4980, Class KI, 4.500% due 6/25/50(o)	366,837
60,770	NR	Series 5010, Class IK, 2.500% due 9/25/50(o)	9,723
218,900	NR	Series 5010, Class JI, 2.500% due 9/25/50(o)	35,663
75,504	NR	Series 5013, Class IN, 2.500% due 9/25/50(o)	12,629
153,116	NR	Series 5018, Class MI, 2.000% due 10/25/50(o)	20,064
63,158	NR	Series 5040, Class IB, 2.500% due 11/25/50(o)	8,870
932,855	NR	Series 5085, Class NI, 2.000% due 3/25/51(o)	115,972
878,669	NR	Series 5093, Class IY, 4.500% due 12/25/50(o)	211,338
448,948	NR	Series 5115, Class IO, 4.500% due 10/25/49(o)	100,542
1,433,672	NR	Series 5118, Class NI, 2.000% due 2/25/51(o)	186,990
327,353	NR	Series 5140, Class NI, 2.500% due 5/25/49(o)	47,690
413,295	NR	Series 5148, Class BI, 2.500% due 1/25/49(o)	62,383
167,942	NR	Series 5148, Class CI, 2.000% due 6/25/49(o)	21,118
664,013	NR	Series 5159, Class IP, 3.000% due 11/25/51(o)	97,864
755,553	NR	Series 5161, Class IO, 2.000% due 3/25/51(o)	105,156
661,270	NR	Series 5202, Class IN, 3.000% due 1/25/47(o)	87,958
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	455,351
606,573	NR	Series 5274, Class IO, 2.500% due 1/25/51(o)	103,670

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$1,495,321	NR	Series 5293, Class CI, 2.500% due 4/25/51(o)	$235,523
1,747,514	NR	Series 5293, Class IO, 2.000% due 3/25/51(o)	221,752
29,293	NR	Series R007, Class ZA, 6.000% due 5/15/36	30,376
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk:
198,218	A	Series 2021-DNA1, Class M2, 6.152% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(g)	201,657
436,679	BBB+	Series 2021-DNA5, Class M2, 6.002% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(g)	438,863
1,493,031	BBB+	Series 2021-DNA6, Class M2, 5.852% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(g)	1,503,884
420,000	BBB+	Series 2022-DNA2, Class M1B, 6.752% (30-Day Average SOFR + 2.400%) due 2/25/42(a)(g)	430,513
380,000	BB+	Series 2022-DNA2, Class M2, 8.102% (30-Day Average SOFR + 3.750%) due 2/25/42(a)(g)	397,255
290,000	B+	Series 2022-DNA3, Class B1, 10.002% (30-Day Average SOFR + 5.650%) due 4/25/42(a)(g)	313,625
250,000	BB	Series 2022-DNA6, Class M2, 10.102% (30-Day Average SOFR + 5.750%) due 9/25/42(a)(g)	276,549
166,627	BBB+	Series 2023-DNA1, Class M1A, 6.453% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(g)	169,686
193,482	BBB+	Series 2023-DNA2, Class M1A, 6.453% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(g)	197,031
810,000	BBB-	Series 2024-DNA1, Class M2, 6.302% (30-Day Average SOFR + 1.950%) due 2/25/44(a)(g)	820,542
		Federal National Mortgage Association (FNMA), ACES:
520,358	NR	Series 2020-M36, Class X1, 1.444% due 9/25/34(g)(o)	26,041
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(g)	208,777
265,000	NR	Series 2022-M10, Class A2, 1.938% due 1/25/32(g)	225,280
98,838	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2017-T1, Class A, 2.898% due 6/25/27	95,427
		Federal National Mortgage Association (FNMA), Interest Strip:
39,477	NR	Series 409, Class C13, 3.500% due 11/25/41(o)	5,909
84,837	NR	Series 409, Class C18, 4.000% due 4/25/42(o)	15,899
11,090	NR	Series 409, Class C22, 4.500% due 11/25/39(o)	1,924
1,772,164	NR	Series 440, Class C6, 2.000% due 10/25/52(o)	224,796
		Federal National Mortgage Association (FNMA), REMICS:
8,682	NR	Series 2004-38, Class FK, 4.816% (30-Day Average SOFR + 0.464%) due 5/25/34(g)	8,639
16,884	NR	Series 2011-87, Class SG, 2.084% (6.436% – 30-Day Average SOFR) due 4/25/40(i)(o)	206
50,415	NR	Series 2012-35, Class SC, 2.034% (6.386% – 30-Day Average SOFR) due 4/25/42(i)(o)	5,480
38,222	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	39,920
55,213	NR	Series 2012-51, Class B, 7.000% due 5/25/42	59,156
36,665	NR	Series 2012-74, Class SA, 2.184% (6.536% – 30-Day Average SOFR) due 3/25/42(i)(o)	2,745
6,111	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(l)	5,506
530	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(o)	4
35,323	NR	Series 2012-133, Class CS, 1.684% (6.036% – 30-Day Average SOFR) due 12/25/42(i)(o)	3,534
143,132	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	150,664
110,456	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	112,887
29,046	NR	Series 2013-54, Class BS, 1.684% (6.036% – 30-Day Average SOFR) due 6/25/43(i)(o)	3,240
17,973	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(o)	691
659,448	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	573,681
278,755	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	239,978
11,180	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	11,121
219,548	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	132,066
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	552,744
70,502	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(o)	11,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$4,039,429	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(o)	$657,250
580,383	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(o)	107,020
1,367,315	NR	Series 2021-43, Class IO, 2.500% due 6/25/51(o)	204,999
494,077	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(o)	73,343
762,758	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(o)	109,880
698,746	NR	Series 2021-77, Class WI, 3.000% due 8/25/50(o)	115,768
1,892,585	NR	Series 2022-22, Class IO, 2.500% due 10/25/51(o)	321,375
691,920	NR	Series 2022-86, Class IO, 2.500% due 5/25/50(o)	97,434
1,743,944	NR	Series 2023-2, Class CI, 2.000% due 10/25/50(o)	219,299
		FHLMC Multifamily Structured Pass-Through Certificates:
3,356,676	AAA(c)	Series K104, Class X1, 1.111% due 1/25/30(g)(o)	149,630
2,700,000	AA+(c)	Series K104, Class XAM, 1.379% due 1/25/30(g)(o)	161,250
10,455,663	Aaa(b)	Series K130, Class X1, 1.036% due 6/25/31(g)(o)	553,369
4,779,818	AAA(c)	Series K131, Class X1, 0.727% due 7/25/31(g)(o)	184,620
440,000	AAA(c)	Series K144, Class A2, 2.450% due 4/25/32	385,872
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	1,120,091
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(g)	690,060
24,160,222	Aaa(b)	Series K148, Class X1, 0.250% due 7/25/32(g)(o)	443,760
938,740	AAA(c)	Series K736, Class X1, 1.280% due 7/25/26(g)(o)	11,918
3,943,143	AAA(c)	Series K743, Class X1, 0.914% due 5/25/28(g)(o)	100,343
320,000	AAA(c)	Series K-152, Class A2, 3.780% due 11/25/32(g)	304,894
9,297,637	AAA(c)	Series K-157, Class X1, 0.254% due 5/25/33(g)(o)	197,119
4,998,231	AAA	Series K-160, Class X1, 0.209% due 8/25/33(g)(o)	94,488
		Freddie Mac Seasoned Credit Risk Transfer Trust:
700,126	BBB(c)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(g)	678,094
204,518	BBB(c)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(g)	194,752
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 6.589% (30-Day Average SOFR + 2.264%) due 1/25/26(a)(g)	310,524
		Government National Mortgage Association (GNMA):
194,727	NR	Series 2007-51, Class SG, 2.154% (6.466% – 1-Month Term SOFR) due 8/20/37(i)(o)	5,336
38,899	NR	Series 2012-H27, Class AI, 1.738% due 10/20/62(g)(o)	864
47,568	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(o)	5,367
238,848	NR	Series 2013-85, Class IA, 0.516% due 3/16/47(g)(o)	2,605
62,377	NR	Series 2013-107, Class AD, 2.792% due 11/16/47(g)	56,888
46,359	NR	Series 2014-105, Class IO, 0.134% due 6/16/54(g)(o)	28
463,176	NR	Series 2014-H20, Class FA, 4.870% (1-Month Term SOFR + 0.544%) due 10/20/64(g)	463,765
35,823	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(o)	7,023
37,684	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(o)	8,639
89,337	NR	Series 2016-135, Class SB, 1.674% (5.986% – 1-Month Term SOFR) due 10/16/46(i)(o)	10,912
27,094	NR	Series 2017-H14, Class FK, 4.430% (1-Year CMT Index + 0.200%) due 5/20/67(g)	27,103
271,202	NR	Series 2017-H22, Class IC, 3.015% due 11/20/67(g)(o)	10,249
68,379	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	62,514
16,951	NR	Series 2019-H13, Class FT, 4.680% (1-Year CMT Index + 0.450%) due 8/20/69(g)	16,922
216,853	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(o)	42,044
61,953	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(o)	11,619
295,661	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(o)	40,233
202,197	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(o)	28,702
64,935	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(o)	9,350
67,188	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(o)	9,532
70,498	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(o)	10,190
68,867	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(o)	9,757
2,596,280	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(o)	391,625
3,577,378	NR	Series 2020-179, Class IO, 1.010% due 9/16/62(g)(o)	266,075
323,776	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(o)	38,072
175,496	NR	Series 2020-H09, Class FL, 5.590% (1-Month Term SOFR + 1.264%) due 5/20/70(g)	180,625

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$194,427	NR	Series 2020-H12, Class F, 4.940% (1-Month Term SOFR + 0.614%) due 7/20/70(g)	$192,469
307,948	NR	Series 2020-H13, Class FA, 4.890% (1-Month Term SOFR + 0.564%) due 7/20/70(g)	304,491
42,513	NR	Series 2020-H13, Class FC, 4.890% (1-Month Term SOFR + 0.564%) due 7/20/70(g)	41,973
219,044	NR	Series 2020-H20, Class FA, 4.790% (1-Month Term SOFR + 0.464%) due 4/20/70(g)	215,784
164,022	NR	Series 2021-2, Class AH, 1.500% due 6/16/63	121,149
140,460	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	101,838
2,598,515	NR	Series 2021-14, Class IO, 1.328% due 6/16/63(g)(o)	243,145
1,174,134	NR	Series 2021-77, Class LC, 1.250% due 7/20/50	909,737
406,544	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(o)	47,652
2,593,136	NR	Series 2021-133, Class IO, 0.882% due 7/16/63(g)(o)	177,082
826,188	NR	Series 2021-138, Class IK, 3.000% due 7/20/51(o)	122,220
2,850,061	NR	Series 2021-169, Class IO, 1.113% due 6/16/61(g)(o)	233,358
372,027	NR	Series 2021-188, Class PA, 2.000% due 10/20/51	302,164
443,160	NR	Series 2021-H02, Class TF, 5.720% (1-Month Term SOFR + 1.394%) due 1/20/71(g)	452,888
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	160,606
1,319,008	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(g)(o)	58,725
299,687	NR	Series 2022-9, Class GA, 2.000% due 1/20/52	248,146
152,472	NR	Series 2022-24, Class AH, 2.500% due 2/20/52	131,432
714,008	NR	Series 2022-81, Class CI, 3.000% due 9/20/50(o)	107,219
342,162	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	286,172
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(g)	142,606
1,460,672	NR	Series 2022-210, Class IO, 0.701% due 7/16/64(g)(o)	93,679
1,473,156	NR	Series 2022-216, Class IO, 0.749% due 7/16/65(g)(o)	89,888
1,394,084	NR	Series 2023-92, Class AH, 2.000% due 6/16/64	1,067,249
1,991,548	NR	Series 2023-92, Class IA, 0.611% due 6/16/64(g)(o)	108,425
1,455,082	NR	Series 2023-130, Class IO, 4.000% due 8/20/47(o)	264,733
8,141,972	NR	Series 2023-179, Class IO, 0.610% due 9/16/63(g)(o)	354,170
770,000	Ba3(b)	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 9.263% due 3/10/41(a)(g)	798,424
		GS Mortgage Securities Corp. Trust:
258,139	BB-	Series 2018-SRP5, Class A, 6.159% (1-Month Term SOFR + 1.847%) due 9/15/31(a)(g)	199,284
4,380,000	AAA	Series 2021-DM, Class A, 5.311% (1-Month Term SOFR + 0.999%) due 11/15/36(a)(g)	4,355,095
1,772,000	AA-(c)	Series 2021-IP, Class B, 5.576% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(g)	1,759,662
370,000	A+	Series 2021-ROSS, Class A, 5.727% (1-Month Term SOFR + 1.414%) due 5/15/26(a)(g)	356,350
203,252	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	196,198
41,059	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 5.193% due 6/19/34(g)	39,284
35,490	AA	Impac CMB Trust, Series 2007-A, Class A, 4.934% (1-Month Term SOFR + 0.614%) due 5/25/37(a)(g)	33,783
21,451	Caa2(b)	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.133% due 9/25/35(g)	17,557
350,000	CCC(c)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, 3.364% due 9/15/47(a)(g)	256,965
		JPMDB Commercial Mortgage Securities Trust:
340,000	BBB(c)	Series 2017-C5, Class B, 4.009% due 3/15/50(g)	286,436
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	183,020
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	118,504
250,000	Baa1(b)	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class D, 6.376% (1-Month Term SOFR + 2.064%) due 4/15/38(a)(g)	249,985
		JPMorgan Mortgage Trust:
126,941	AAA	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(g)	114,448
117,905	AAA	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(g)	106,312
651,220	Aaa(b)	Series 2019-6, Class B1, 4.267% due 12/25/49(a)(g)	609,229
1,481,271	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(g)	1,219,672
436,357	Aaa(b)	KIND Trust, Series 2021-KIND, Class A, 5.384% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(g)	431,004
590,419	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 5.496% (1-Month Term SOFR + 1.184%) due 2/15/39(a)(g)	588,278

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	$885,110
49,513	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 6.403% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(g)	49,644
		Legacy Mortgage Asset Trust:
594,817	NR	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(a)	594,714
454,862	NR	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(a)	454,609
745,000	Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.105% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(g)	750,715
8,117	WD(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 5.782% due 5/25/34(g)	7,132
76,178	AAA(c)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.227% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(g)	76,127
		MSWF Commercial Mortgage Trust:
730,000	Aaa(b)	Series 2023-2, Class A5, 6.014% due 12/15/56(g)	782,304
3,796,205	Aaa(b)	Series 2023-2, Class XA, 0.907% due 12/15/56(g)(o)	232,028
2,205,000	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,268,926
		New Residential Mortgage Loan Trust:
95,740	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(g)	91,128
135,674	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(g)	132,153
337,453	Aaa(b)	Series 2019-2A, Class A1, 4.250% due 12/25/57(a)(g)	328,683
350,443	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(g)	330,861
613,456	AAA(c)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	609,234
570,000	AAA(c)	NJ Trust, Series 2023-GSP, Class A, 6.481% due 1/6/29(a)(g)	599,903
680,000	AAA(c)	NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.953% (1-Month Term SOFR + 1.641%) due 3/15/39(a)(g)	682,248
330,000	AAA(c)	NYC Trust, Series 2024-3ELV, Class A, 6.303% (1-Month Term SOFR + 1.991%) due 8/15/29(a)(g)	332,837
		OBX Trust:
2,272,499	AAA(c)	Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(g)	1,899,109
185,643	AAA(c)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(a)	186,377
349,414	AAA(c)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(a)	348,383
655,068	AAA(c)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(a)	658,322
1,050,289	AAA(c)	Series 2023-NQM7, Class A1, step bond to yield, 6.844% due 4/25/63(a)	1,067,578
1,011,401	AAA(c)	Series 2024-NQM1, Class A1, step bond to yield, 5.928% due 11/25/63(a)	1,018,264
3,234,000	AA	One New York Plaza Trust, Series 2020-1NYP, Class A, 5.376% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(g)	3,139,871
870,000	AAA(c)	ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.753% due 7/15/39(a)(g)	871,683
1,176,463	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,178,782
		PRKCM Trust:
770,000	BBB	Series 2022-AFC2, Class M1, 6.153% due 8/25/57(a)(g)	769,600
560,392	AAA	Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	564,577
		PRPM LLC:
764,957	AAA(c)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	766,131
287,181	AAA(c)	Series 2024-RCF1, Class A1, step bond to yield, 4.000% due 1/25/54(a)	281,698
		RCKT Mortgage Trust:
1,271,014	AAA(c)	Series 2024-CES9, Class A1A, step bond to yield, 5.582% due 12/25/44(a)	1,280,978
546,380	Aaa(b)	Series 2024-INV1, Class A1, 6.500% due 6/25/54(a)(g)	558,095
422,675	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.634% (1-Month Term SOFR + 1.314%) due 11/25/36(a)(g)	422,958
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 9.062% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(g)	843,713
3,715,000	Aa3(b)	ROCK Trust, Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	3,802,265
3,864,702	NR	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(g)	3,943,048
4,960,000	AA-	SHER Trust, Series 2024-DAL, Class B, 6.552% (1-Month Term SOFR + 2.240%) due 4/15/37(a)(g)	4,972,992

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mortgage Securities — 7.2% — (continued)
$3,715,000		Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 6.262% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(g)	$3,737,061
330,000		AAA(c)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	284,697
310,000		NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(g)	232,442
995,206		AAA	SREIT Trust, Series 2021-MFP, Class A, 5.157% (1-Month Term SOFR + 0.845%) due 11/15/38(a)(g)	993,731
33,648		WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.928% (1-Month Term SOFR + 0.614%) due 7/19/35(g)	32,804
714,624		Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 5.689% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(g)	713,731
			Towd Point Mortgage Trust:
770,000		Aa2(b)	Series 2016-5, Class B2, 3.796% due 10/25/56(a)(g)	690,186
265,064		AAA(c)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(g)	240,344
			UBS Commercial Mortgage Trust:
340,000		AA-(c)	Series 2018-C11, Class B, 4.713% due 6/15/51(g)	316,862
469,980		Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	428,463
719,302		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(g)	684,746
			Verus Securitization Trust:
638,601		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(g)	543,203
2,333,997		AAA	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	2,093,577
686,951		A	Series 2022-7, Class A3, 5.350% due 7/25/67(a)(g)	684,020
203,171		A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(a)	204,685
896,224		A	Series 2024-3, Class A3, step bond to yield, 6.845% due 4/25/69(a)	910,544
466,854		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 5.134% (1-Month Term SOFR + 0.814%) due 12/25/45(g)	464,498
			Wells Fargo Commercial Mortgage Trust:
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(g)	996,072
87,469		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	86,659
367,278		Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	362,191
9,456,356		Aaa(b)	Series 2018-C43, Class XA, 0.570% due 3/15/51(g)(o)	141,693
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	245,834
3,032,759		Aaa(b)	Series 2019-C52, Class XA, 1.559% due 8/15/52(g)(o)	162,439
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	166,935
370,000		Aaa(b)	Series 2024-C63, Class A5, 5.309% due 8/15/57	380,213

			Total Mortgage Securities	134,750,225

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $217,181,345)	215,498,575

SOVEREIGN BONDS — 2.6%

Argentina — 0.1%
			Argentine Republic Government International Bonds:
57,935		CCC	1.000% due 7/9/29	44,413
7,656		CCC	step bond to yield, 0.750% due 7/9/30	5,592
1,827,377		CCC+	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.625% due 9/1/37(a)	1,212,922

			Total Argentina	1,262,927

Australia — 0.1%
3,830,000	AUD	Aaau(b)	Australia Government Bonds, (Cost — $2,444,949, acquired 3/6/24), 2.750% due 11/21/28(f)	2,293,632

Brazil — 0.3%
33,000,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	5,288,941

Canada — 0.1%
			Province of British Columbia Canada:
50,000		AA-	4.200% due 7/6/33	48,729
400,000		AA-	4.750% due 6/12/34	403,252
			Province of Ontario Canada:
200,000		AA-	2.500% due 4/27/26	196,121

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Canada — 0.1% — (continued)
$200,000		AA-	3.100% due 5/19/27	$195,483
50,000		AA-	5.050% due 4/24/34	51,528

			Total Canada	895,113

Chile — 0.0%@
			Chile Government International Bonds:
200,000		A	2.750% due 1/31/27	193,175
200,000		A	3.240% due 2/6/28	191,677
350,000		A	2.450% due 1/31/31	306,318
45,000		A	2.550% due 1/27/32	38,717
200,000		A	3.500% due 1/25/50	143,406

			Total Chile	873,293

Colombia — 0.1%
			Colombia Government International Bonds:
200,000		BB+	8.000% due 4/20/33	208,377
750,000		BB+	8.000% due 11/14/35	768,514
930,000		BB+	4.125% due 2/22/42	607,736

			Total Colombia	1,584,627

Dominican Republic — 0.1%
			Dominican Republic International Bonds:
850,000		BB	4.500% due 1/30/30(a)	795,523
185,000		BB	7.050% due 2/3/31(a)	192,946

			Total Dominican Republic	988,469

Hungary — 0.0%@
200,000		BBB-	Hungary Government International Bonds, (Cost — $198,109, acquired 12/6/21), 2.125% due 9/22/31(f)	163,470

Indonesia — 0.1%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	78,756
445,000		BBB	2.850% due 2/14/30	406,892
320,000		BBB	2.150% due 7/28/31	271,823
200,000		BBB	3.050% due 3/12/51	134,500
29,000,000,000	IDR	NR	Indonesia Treasury Bonds, 6.875% due 4/15/29	1,754,831

			Total Indonesia	2,646,802

Israel — 0.1%
			Israel Government International Bonds:
200,000		A	5.375% due 2/19/30	201,719
400,000		A	2.750% due 7/3/30	354,489
1,735,000		A	5.750% due 3/12/54	1,636,825

			Total Israel	2,193,033

Italy — 0.0%@
200,000		Baa3u(b)	Republic of Italy Government International Bonds, 3.875% due 5/6/51	142,434

Ivory Coast — 0.0%@
500,000		BB	Ivory Coast Government International Bonds, 8.250% due 1/30/37(a)	487,088

Japan — 0.0%@
			Japan Bank for International Cooperation:
200,000		A+	2.375% due 4/20/26	195,855
200,000		A+	1.875% due 7/21/26	193,757

			Total Japan	389,612

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Kenya — 0.1%
			Kenya Government International Bonds:
$540,000		B-	9.750% due 2/16/31(a)	$547,036
520,000		B-	6.300% due 1/23/34(a)	423,197

			Total Kenya	970,233

Malaysia — 0.1%
6,400,000	MYR	BBB+(c)	Malaysia Government Bonds, 3.882% due 3/14/25	1,434,453

Mexico — 0.3%
			Mexico Government International Bonds:
200,000		BBB	4.150% due 3/28/27	197,105
323,000		BBB	3.750% due 1/11/28	312,811
200,000		BBB	5.400% due 2/9/28	201,693
572,000		BBB	4.500% due 4/22/29	555,044
200,000		BBB	3.250% due 4/16/30	180,038
964,000		BBB	2.659% due 5/24/31	812,108
1,260,000		BBB	3.500% due 2/12/34	1,038,297
1,700,000		BBB	6.350% due 2/9/35	1,714,162
310,000		BBB	4.750% due 3/8/44	244,684
425,000		BBB	4.600% due 2/10/48	318,815
200,000		BBB	6.338% due 5/4/53	185,623

			Total Mexico	5,760,380

Nigeria — 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	243,935

Oman — 0.0%@
200,000		Ba1(b)	Oman Government International Bonds, (Cost — $210,132, acquired 12/6/21), 5.625% due 1/17/28(f)	202,062

Panama — 0.2%
			Panama Government International Bonds:
210,000		BBB-	3.875% due 3/17/28	198,534
500,000		BBB-	3.160% due 1/23/30	432,804
200,000		BBB-	2.252% due 9/29/32	146,280
650,000		BBB-	3.298% due 1/19/33	510,506
750,000		BBB-	6.400% due 2/14/35	711,133
10,000		BBB-	4.500% due 4/1/56	6,325
3,100,000		BBB-	4.500% due 1/19/63	1,927,196

			Total Panama	3,932,778

Peru — 0.1%
			Peruvian Government International Bonds:
650,000		BBB-	2.783% due 1/23/31	568,398
100,000		BBB-	3.000% due 1/15/34	82,925
70,000		BBB-	6.550% due 3/14/37	74,878
290,000		BBB-	5.625% due 11/18/50	280,087
50,000		BBB-	3.550% due 3/10/51	35,137
190,000		BBB-	2.780% due 12/1/60	106,042

			Total Peru	1,147,467

Philippines — 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	382,134
560,000		BBB+	1.648% due 6/10/31	463,604
550,000		BBB+	1.950% due 1/6/32	454,693

			Total Philippines	1,300,431

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Poland — 0.0%@
			Republic of Poland Government International Bonds:
$50,000		A-	3.250% due 4/6/26	$49,410
50,000		A-	5.500% due 11/16/27	51,228
100,000		A-	4.875% due 10/4/33	98,188
50,000		A-	5.500% due 4/4/53	48,032
100,000		A-	5.500% due 3/18/54	96,066

			Total Poland	342,924

South Africa — 0.1%
37,210,000	ZAR	BB	South Africa Government Bonds, 8.000% due 1/31/30	1,901,072

South Korea — 0.0%@
			Export-Import Bank of Korea:
200,000		AA	1.125% due 12/29/26	188,812
400,000		AA	5.250% due 1/14/35	415,136

			Total South Korea	603,948

Supranational — 0.1%
			International Bank for Reconstruction & Development:
100,000		AAA	3.125% due 6/15/27	97,978
100,000		Aaa(b)	2.500% due 11/22/27	96,045
200,000		AAA	1.375% due 4/20/28	184,318
150,000		AAA	3.500% due 7/12/28	147,285
100,000		AAA	3.625% due 9/21/29	97,981
100,000		AAA	4.000% due 7/25/30	99,277
100,000		AAA	4.500% due 4/10/31	101,559
300,000		AAA	4.625% due 1/15/32	306,538
500,000		AAA	3.875% due 8/28/34	481,757

			Total Supranational	1,612,738

United Kingdom — 0.5%
			United Kingdom Gilt:
3,845,000	GBP	Aa3u(b)	(Cost — $4,880,675, acquired 12/3/24), 4.125% due 7/22/29(f)	4,831,761
3,745,000	GBP	AA-u(c)	(Cost — $4,559,094, acquired 3/6/24), 3.250% due 1/31/33(f)	4,363,580

			Total United Kingdom	9,195,341

Uruguay — 0.0%@
100,000		BBB+	Oriental Republic of Uruguay, 5.250% due 9/10/60	92,863
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	103,853
50,000		BBB+	5.442% due 2/14/37	50,525
100,000		BBB+	5.100% due 6/18/50	93,593
50,000		BBB+	4.975% due 4/20/55	45,188

			Total Uruguay	386,022

			TOTAL SOVEREIGN BONDS (Cost — $49,561,245)	48,243,225

ASSET-BACKED SECURITIES — 0.7%

Automobiles — 0.4%
			Avis Budget Rental Car Funding AESOP LLC:
780,000		Aaa(b)	Series 2023-5A, Class A, 5.780% due 4/20/28(a)	797,943
540,000		Aaa(b)	Series 2024-1A, Class A, 5.360% due 6/20/30(a)	553,232
320,000		Baa3(b)	Series 2024-1A, Class C, 6.480% due 6/20/30(a)	328,862
4,000,000		Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	4,087,162
583,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	575,268
			Hertz Vehicle Financing III LLC:
390,000		Aaa(b)	Series 2023-3A, Class A, 5.940% due 2/25/28(a)	397,454
270,000		Aaa(b)	Series 2023-4A, Class A, 6.150% due 3/25/30(a)	281,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 0.4% — (continued)
$354,000	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	$359,176
933,000	AA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	945,594

		Total Automobiles	8,326,291

Credit Cards — 0.1%
		American Express Credit Account Master Trust:
118,000	Aaa(b)	Series 2022-3, Class A, 3.750% due 8/15/27	117,612
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	279,696
462,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	463,672

		Total Credit Cards	860,980

Student Loans — 0.2%
1,100,111	Aa2(b)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class C, 6.152% (30-Day Average SOFR + 1.800%) due 6/25/47(a)(g)	1,111,248
83,145	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	78,745
820,413	Aaa(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 5.516% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(g)	822,225
220,656	Aaa(b)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 5.266% (30-Day Average SOFR + 0.914%) due 10/25/56(a)(g)	219,629
914,496	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 5.516% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(g)	922,401
547,441	AAA	Nelnet Student Loan Trust, Series 2006-1, Class A6, 5.040% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(g)	545,386
		SMB Private Education Loan Trust:
189,715	Aaa(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	184,115
518,855	Aaa(b)	Series 2024-C, Class A1B, 5.440% (30-Day Average SOFR + 1.100%) due 6/17/52(a)(g)	522,630

		Total Student Loans	4,406,379

		TOTAL ASSET-BACKED SECURITIES (Cost — $13,431,519)	13,593,650

SENIOR LOANS — 0.6%

Airlines — 0.0%@
37,040	NR	Spirit Airlines Inc., (Cost — $36,127, acquired 12/26/24), 11.322% (1-Month CME Term SOFR + 7.000%) due 12/23/25(e)(f)(g)	37,086

Auto Parts & Equipment — 0.0%@
129,675	NR	Clarios Global LP, (Cost — $130,620, acquired 7/16/24), 6.824% (1-Month CME Term SOFR + 2.500%) due 5/6/30(f)(g)	129,302

Banks — 0.0%@
477,492	NR	Ascensus Group Holdings Inc., (Cost — $481,272, acquired 12/13/24), 7.324% (1-Month CME Term SOFR + 3.000%) due 8/2/28(f)(g)	476,955

Building Materials — 0.0%@
372,178	NR	CP Atlas Buyer Inc., 8.174% (1-Month CME Term SOFR + 3.750%) due 11/23/27(g)	355,231

Commercial Services — 0.1%
245,535	NR	AlixPartners, LLP, (Cost — $244,523, acquired 6/12/23), 6.938% (1-Month CME Term SOFR + 2.500%) due 2/4/28(f)(g)	246,441
799,659	NR	Allied Universal Holdco LLC, (Cost — $795,397, acquired 9/14/23), 8.174% (1-Month CME Term SOFR + 3.750%) due 5/12/28(f)(g)	801,442
371,070	NR	Boost Newco Borrower LLC, (Cost — $372,404, acquired 2/3/25), 6.291% (3-Month CME Term SOFR + 2.000%) due 1/31/31(f)(g)	371,719

		Total Commercial Services	1,419,602

Diversified Financial Services — 0.1%
187,653	NR	Citadel Securities LP, (Cost — $187,920, acquired 10/28/24), 6.329% (3-Month CME Term SOFR + 2.000%) due 10/31/31(f)(g)	188,135

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.1%
$245,501	NR	Deerfield Dakota Holding LLC, (Cost — $239,546, acquired 6/12/23), 8.079% (3-Month CME Term SOFR + 3.750%) due 4/9/27(f)(g)	$239,517
200,000	NR	Setanta Aircraft Leasing DAC, (Cost — $200,764, acquired 5/14/24), 6.079% (3-Month CME Term SOFR + 1.750%) due 11/5/28(f)(g)	201,000

		Total Diversified Financial Services	628,652

Electronics — 0.0%@
215,236	NR	Coherent Corp., (Cost — $216,204, acquired 1/2/25), 6.324% (1-Month CME Term SOFR + 2.000%) due 7/2/29(f)(g)	215,192

Engineering & Construction — 0.0%@
212,991	NR	Brown Group Holding LLC, (Cost — $212,861, acquired 11/9/21), 6.824% (1-Month CME Term SOFR + 2.500%) due 7/1/31(f)(g)	213,015

Entertainment — 0.1%
		Caesars Entertainment Inc.:
32,900	NR	(Cost — $32,900, acquired 2/1/23), 6.563% (3-Month CME Term SOFR + 2.250%) due 2/6/30(f)(g)	32,953
559,243	NR	(Cost — $558,060, acquired 1/24/24), 6.563% (3-Month CME Term SOFR + 2.250%) due 2/6/31(f)(g)	560,817
712,800	NR	Flutter Entertainment Public Limited Co., (Cost — $713,841, acquired 12/19/24), 6.079% (3-Month CME Term SOFR + 1.750%) due 11/30/30(f)(g)	712,020
302,954	NR	Light and Wonder International Inc., (Cost — $305,037, acquired 7/17/24), 6.562% (1-Month CME Term SOFR + 2.250%) due 4/16/29(f)(g)	303,760
59,235	NR	PCI Gaming Authority, (Cost — $59,238, acquired 5/15/19), 6.324% (1-Month CME Term SOFR + 2.000%) due 7/18/31(f)(g)	59,215

		Total Entertainment	1,668,765

Healthcare — Products — 0.0%@
448,875	NR	Medline Borrower, LP, (Cost — $450,558, acquired 7/2/24), 6.574% (1-Month CME Term SOFR + 2.250%) due 10/23/28(f)(g)	450,058

Healthcare — Services — 0.1%
		ModivCare Inc.:
141,195	NR	12.785% (3-Month CME Term SOFR + 8.500%) due 1/9/26(g)	136,518
819,980	NR	9.079% (3-Month CME Term SOFR + 4.750%) due 7/1/31(g)	660,764

		Total Healthcare — Services	797,282

Holding Companies — Diversified — 0.0%@
55,076	NR	First Eagle Holdings Inc., (Cost — $55,001, acquired 3/4/24), 7.329% (3-Month CME Term SOFR + 3.000%) due 3/5/29(f)(g)	55,155

Insurance — 0.1%
157,585	NR	Acrisure LLC, (Cost — $158,077, acquired 12/23/24), 7.324% (1-Month CME Term SOFR + 3.000%) due 11/6/30(f)(g)	157,708
		Asurion LLC:
997,906	NR	7.688% (1-Month CME Term SOFR + 3.250%) due 12/23/26(g)	997,812
115,500	NR	(Cost — $115,070, acquired 1/29/21), 7.688% (1-Month CME Term SOFR + 3.250%) due 7/31/27(f)(g)	115,491
294,091	NR	(Cost — $294,066, acquired 9/19/24), (1-Month CME Term SOFR + 4.250%) due 9/19/30(f)(g)	293,217
246,258	NR	Sedgwick Claims Management Services Inc., (Cost — $244,612, acquired 6/12/23), 7.313% (3-Month CME Term SOFR + 3.000%) due 7/31/31(f)(g)	246,654

		Total Insurance	1,810,882

Leisure Time — 0.0%@
34,538	NR	Alterra Mountain Co., (Cost — $34,646, acquired 11/14/24), 7.074% (1-Month CME Term SOFR + 2.750%) due 8/17/28(f)(g)	34,646

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Machinery — Diversified — 0.0%@
$191,359	NR	Ali Group North America Corp., (Cost — $190,366, acquired 10/13/21), 6.438% (1-Month CME Term SOFR + 2.000%) due 7/30/29(f)(g)	$192,266

Media — 0.0%@
208,217	NR	Nexstar Media Inc., (Cost — $207,839, acquired 8/16/19), 6.938% (1-Month CME Term SOFR + 2.500%) due 9/18/26(f)(g)	208,376

Pharmaceuticals — 0.0%@
105,865	NR	Gainwell Acquisition Corp., (Cost — $105,268, acquired 2/12/21), 8.429% (3-Month CME Term SOFR + 4.000%) due 10/1/27(f)(g)	98,818
244,253	NR	Jazz Pharmaceuticals Inc., (Cost — $244,973, acquired 7/19/24), 6.574% (1-Month CME Term SOFR + 2.250%) due 5/5/28(f)(g)	244,787

		Total Pharmaceuticals	343,605

Software — 0.1%
82,009	NR	Cloudera Inc., (Cost — $81,604, acquired 8/10/21), 8.174% (1-Month CME Term SOFR + 3.750%) due 10/8/28(f)(g)	81,821
1,007,003	NR	Cotiviti Inc., (Cost — $1,002,670, acquired 2/22/24), 7.059% (1-Month CME Term SOFR + 2.750%) due 5/1/31(f)(g)	998,821
308,925	NR	DCert Buyer Inc., (Cost — $306,278, acquired 6/12/23), 8.324% (1-Month CME Term SOFR + 4.000%) due 10/16/26(f)(g)	300,528
372,183	NR	Rocket Software Inc., 8.574% (1-Month CME Term SOFR + 4.250%) due 11/28/28(g)	373,845

		Total Software	1,755,015

Transportation — 0.0%@
199,500	NR	Genesee & Wyoming Inc., (Cost — $198,628, acquired 4/5/24), 6.079% (3-Month CME Term SOFR + 1.750%) due 4/10/31(f)(g)	198,985

		TOTAL SENIOR LOANS (Cost — $11,153,185)	10,990,070

MUNICIPAL BONDS — 0.2%

California — 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	249,253
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	96,948
205,000	A	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	218,643
		State of California, GO:
100,000	AA-	4.600% due 4/1/38	96,707
200,000	AA-	5.750% due 10/1/31	214,658
150,000	AA-	5.875% due 10/1/41	157,395
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	22,002
266,000	AA	Series AQ, 4.767% due 5/15/15	230,545
90,000	AA	Series BF, 2.650% due 5/15/50	59,875

		Total California	1,346,026

Connecticut — 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	318,518

Florida — 0.0%@
50,000	AA	State Board of Administration Finance Corp., Revenue Bonds, Series A, 5.526% due 7/1/34	51,736

Illinois — 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	135,192
235,294	A-	State of Illinois, GO, 5.100% due 6/1/33	236,908

		Total Illinois	372,100

Minnesota — 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	221,459

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

New Jersey — 0.1%
$310,000		Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	$314,138
85,000		A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	94,784

			Total New Jersey	408,922

New York — 0.0%@
100,000		AA	City of New York, GO, Series B-2, 5.263% due 10/1/52	101,184
150,000		AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	147,617

			Total New York	248,801

Texas — 0.0%@
40,000		AA-	Dallas Fort Worth International Airport, Revenue Bonds, Series A, 3.144% due 11/1/45	30,782

			TOTAL MUNICIPAL BONDS (Cost — $3,205,292)	2,998,344

Shares/Units

COMMON STOCK — 0.0%@

Telecommunications — 0.0%@
11,289			Intelsat SA*(e) (Cost — $848,528)	422,400

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,847,727,045)	1,801,276,328

Face Amount/Units†

SHORT-TERM INVESTMENTS — 5.4%

TIME DEPOSITS — 4.6%
$31,159,456			ANZ National Bank — London, 3.680% due 3/3/25	$31,159,456
1,711	ZAR		BBH — New York, 5.540% due 3/3/25	91
609,769	AUD		BNP Paribas — Paris, 2.920% due 3/3/25	378,301
1,789,886	EUR		Citibank — London, 1.570% due 3/3/25	1,856,470
39,817,481			Citibank — New York, 3.680% due 3/3/25	39,817,481
11,784,203			JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	11,784,203
494,758	GBP		Royal Bank of Canada — London, 3.410% due 3/3/25	622,306
			Sumitomo Mitsui Banking Corp. — Tokyo:
60,255,620	JPY		0.110% due 3/3/25	400,356
518,357			3.680% due 3/3/25	518,357

			TOTAL TIME DEPOSITS (Cost — $86,537,021)	86,537,021

U.S. GOVERNMENT OBLIGATION — 0.8%
15,000,000			U.S. Treasury Bills, 4.269% due 3/11/25(p) (Cost — $14,982,269)	14,982,269

			TOTAL SHORT-TERM INVESTMENTS (Cost — $101,519,290)	101,519,290

			TOTAL INVESTMENTS IN SECURITIES (Cost — $1,949,246,335)	1,902,795,618

			TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.0% (Cost — $334,610)	394,122

			TOTAL INVESTMENTS — 100.8% (Cost — $1,949,580,945)	1,903,189,740

			Liabilities in Excess of Other Assets — (0.8)%	(15,696,512)

			TOTAL NET ASSETS — 100.0%	$1,887,493,228

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $323,778,002 and represents 17.2% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2025, amounts to $46,633,519 and represents 2.5% of net assets.
(g)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2025.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	This security is traded on a TBA basis (see Note 1).
(l)	Principal only security.
(m)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(n)	All or a portion of this security is held at the broker as collateral for open forward foreign currency contracts.
(o)	Interest only security.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2025, the Fund held Level 3 security with a value of $0, representing 0.0% of net assets.

At February 28, 2025, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,949,580,945	$33,631,761	$(78,693,958)	$(45,062,197)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
ACES	— Alternative Credit Enhancement Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PAM	— Paid at Maturity
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	28.7%
Mortgage-Backed Securities	27.3
U.S. Government Agencies & Obligations	23.4
Collateralized Mortgage Obligations	11.3
Sovereign Bonds	2.5
Asset-Backed Securities	0.7
Senior Loans	0.6
Municipal Bonds	0.2
Common Stock	0.0	*
Purchased Options	0.0	*
Short-Term Investments	5.3

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At February 28, 2025, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
1	$110,641	U.S. Treasury 10-Year Note Futures, Call	GSC	3/21/25	$110.00	$1,391
39	4,314,984	U.S. Treasury 10-Year Note Futures, Call	GSC	3/21/25	$111.00	30,469
200	22,128,125	U.S. Treasury 10-Year Note Futures, Put	GSC	3/21/25	$108.00	6,250
53	6,227,500	U.S. Treasury Bond Futures, Put	GSC	3/21/25	$112.00	3,313
406	97,328,350	3-Month SOFR Futures, Call	GSC	6/13/25	$96.00	134,487
253	60,944,537	3-Month SOFR Futures, Call	GSC	12/11/26	$97.00	218,212

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $334,610)				$394,122

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2025, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
40	$4,425,625	U.S. Treasury 10-Year Note Futures, Call	GSC	3/21/25	$112.00	$15,626
100	11,064,063	U.S. Treasury 10-Year Note Futures, Put	GSC	4/25/25	$108.00	18,750
133	14,311,008	U.S. Treasury 5-Year Note Futures, Put	GSC	3/21/25	$105.75	2,079
53	6,227,500	U.S. Treasury Bond Futures, Put	GSC	4/25/25	$110.00	9,109
406	97,328,350	3-Month SOFR Futures, Call	GSC	6/13/25	$96.50	55,824
228	54,839,700	3-Month SOFR Futures, Call	GSC	12/12/25	$97.50	59,850

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $218,836)				$161,238

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2025, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	285	3/26	$68,492,003	$68,624,437	$132,434
3-Month SOFR Futures	83	3/27	19,953,616	20,011,300	57,684
U.S. Treasury 2-Year Note Futures	724	6/25	149,352,013	149,845,375	493,362
U.S. Treasury 5-Year Note Futures	309	6/25	33,268,444	33,352,687	84,243
U.S. Treasury 10-Year Note Futures	1,403	6/25	154,361,310	155,864,531	1,503,221
U.S. Treasury Ultra Long Bond Futures	140	6/25	17,260,436	17,377,500	117,064
United Kingdom Treasury 10-Year Gilt Futures	44	6/25	5,160,200	5,170,715	10,515

					2,398,523

Contracts to Sell:
Euro-Bobl Futures	81	3/25	9,929,972	9,905,156	24,816
Euro-Bund Futures	89	3/25	12,584,731	12,294,875	289,856
Japan Government 10-Year Bond Futures	9	3/25	8,520,116	8,358,062	162,054
U.S. Treasury 5-Year Note Futures	260	6/25	27,950,000	28,063,750	(113,750)
U.S. Treasury Long Bond Futures	16	6/25	1,857,625	1,889,500	(31,875)
U.S. Treasury Ultra Long Bond Futures	70	6/25	8,429,578	8,688,750	(259,172)
U.S. Ultra Long Bond Futures	62	6/25	6,968,160	7,083,500	(115,340)

					(43,411)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$2,355,112

At February 28, 2025, Core Fixed Income Fund had deposited cash of $8,098,408 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At February 28, 2025, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,405,708	USD	2,111,519	CITI	$2,113,606	4/16/25	$2,087
Brazilian Real	5,520,000	USD	943,783	CITI	937,568	3/6/25	(6,215)
Brazilian Real	4,720,000	USD	807,003	CITI	801,689	3/6/25	(5,314)
Brazilian Real	4,170,000	USD	712,967	CITI	708,272	3/6/25	(4,695)
Brazilian Real	2,230,000	USD	381,275	CITI	378,764	3/6/25	(2,511)
Brazilian Real	1,710,000	USD	292,368	CITI	290,443	3/6/25	(1,925)
Brazilian Real	1,270,000	USD	217,139	CITI	215,709	3/6/25	(1,430)
Brazilian Real	24,806,556	USD	4,182,419	CITI	4,213,377	3/6/25	30,958
Canadian Dollar	1,450,000	USD	1,011,191	CITI	1,004,112	4/16/25	(7,079)
Euro	2,500,000	USD	2,637,215	CITI	2,598,963	4/16/25	(38,252)
Euro	3,600,000	USD	3,758,040	GSC	3,739,176	3/31/25	(18,864)
Euro	2,150,000	USD	2,250,212	GSC	2,233,119	3/31/25	(17,093)
Euro	1,000,000	USD	1,051,910	GSC	1,038,660	3/31/25	(13,250)
Euro	3,570,000	USD	3,718,548	GSC	3,708,016	3/31/25	(10,532)
Euro	350,000	USD	368,974	GSC	363,531	3/31/25	(5,443)
Indian Rupee	54,650,000	USD	629,790	CITI	623,112	4/16/25	(6,678)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Japanese Yen	14,860,000	USD	96,883	CITI	$99,241	4/16/25	$2,358
Japanese Yen	89,810,000	USD	585,656	CITI	599,790	4/16/25	14,134
Japanese Yen	95,390,000	USD	620,706	CITI	637,055	4/16/25	16,349
Japanese Yen	351,117,380	USD	2,242,190	CITI	2,344,913	4/16/25	102,723
Mexican Peso	215,506,788	USD	10,462,142	CITI	10,419,246	4/16/25	(42,896)
Mexican Peso	19,132,621	USD	923,768	CITI	925,017	4/16/25	1,249
Mexican Peso	47,000,000	USD	2,269,150	CITI	2,272,339	4/16/25	3,189
Mexican Peso	47,097,264	USD	2,265,882	CITI	2,277,042	4/16/25	11,160
South African Rand	15,750,000	USD	850,372	CITI	839,741	3/31/25	(10,631)

							(8,601)

Contracts to Sell:
Australian Dollar	3,710,000	USD	2,363,641	GSC	2,302,174	3/31/25	61,467
Brazilian Real	2,230,000	USD	375,497	CITI	378,764	3/6/25	(3,267)
Brazilian Real	1,270,000	USD	218,974	CITI	215,709	3/6/25	3,265
Brazilian Real	1,710,000	USD	294,768	CITI	290,442	3/6/25	4,326
Brazilian Real	5,520,000	USD	945,878	CITI	937,569	3/6/25	8,309
Brazilian Real	4,720,000	USD	811,660	CITI	801,688	3/6/25	9,972
Brazilian Real	4,170,000	USD	719,947	CITI	708,272	3/6/25	11,675
Brazilian Real	24,806,556	USD	4,241,307	CITI	4,213,377	3/6/25	27,930
Brazilian Real	11,000,000	USD	1,750,895	GSC	1,856,945	3/31/25	(106,050)
Brazilian Real	9,490,000	USD	1,519,226	GSC	1,602,037	3/31/25	(82,811)
Brazilian Real	13,000,000	USD	2,257,728	GSC	2,194,571	3/31/25	63,157
British Pound	2,227,220	USD	2,745,851	CITI	2,801,087	4/16/25	(55,236)
British Pound	450,000	USD	553,343	CITI	565,947	4/16/25	(12,604)
British Pound	9,167,500	USD	11,627,415	GSC	11,530,184	3/31/25	97,231
Chinese Offshore Renminbi	29,698,454	USD	4,048,152	CITI	4,081,986	4/16/25	(33,834)
Euro	5,710,610	USD	5,907,043	CITI	5,936,667	4/16/25	(29,624)
Euro	3,500,000	USD	3,652,558	GSC	3,635,310	3/31/25	17,248
Euro	46,390,000	USD	48,973,923	GSC	48,183,436	3/31/25	790,487
Indian Rupee	43,780,000	USD	497,715	CITI	499,174	4/16/25	(1,459)
Indian Rupee	6,960,000	USD	79,734	CITI	79,357	4/16/25	377
Indian Rupee	66,600,000	USD	760,231	CITI	759,365	4/16/25	866
Indian Rupee	21,960,000	USD	251,673	CITI	250,385	4/16/25	1,288
Indian Rupee	22,740,000	USD	260,645	CITI	259,278	4/16/25	1,367
Indian Rupee	68,240,000	USD	781,986	CITI	778,064	4/16/25	3,922
Indian Rupee	73,930,000	USD	847,044	CITI	842,940	4/16/25	4,104
Japanese Yen	25,680,000	USD	166,033	CITI	171,502	4/16/25	(5,469)
Japanese Yen	109,810,000	USD	729,843	CITI	733,358	4/16/25	(3,515)
Japanese Yen	97,330,000	USD	647,836	CITI	650,012	4/16/25	(2,176)
Japanese Yen	217,340,000	USD	1,466,943	CITI	1,451,490	4/16/25	15,453
Malaysian Ringgit	6,440,000	USD	1,446,054	GSC	1,444,568	4/2/25	1,486
Mexican Peso	18,460,000	USD	884,558	CITI	892,498	4/16/25	(7,940)
Mexican Peso	15,740,000	USD	753,517	CITI	760,992	4/16/25	(7,475)
Mexican Peso	26,230,000	USD	1,263,077	CITI	1,268,159	4/16/25	(5,082)
Mexican Peso	10,490,000	USD	504,251	CITI	507,167	4/16/25	(2,916)
Mexican Peso	35,000,000	USD	1,690,739	CITI	1,692,167	4/16/25	(1,428)
Mexican Peso	205,046,673	USD	9,915,840	CITI	9,913,524	4/16/25	2,316
Mexican Peso	17,770,000	USD	867,697	CITI	859,138	4/16/25	8,559
South African Rand	51,585,000	USD	2,814,276	CITI	2,750,349	3/31/25	63,927

							837,846

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$829,245

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2025, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	BRL-CDI-Compounded	10.238%	1/2/29	PAM	CITI	BRL	48,580,000	$(1,661,189)	$—	$(1,661,189)

At February 28, 2025, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment (Received)	Unrealized Depreciation
Receive	SOFR	4.060%	11/30/31	12-Month	USD	38,780,000	$(716,183)	$(392,880)	$(323,303)

At February 28, 2025, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Sell Protection (1)

Reference Obligations & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/25 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 43 5-Year Index, NR	1.000%	12/20/29	3-Month	0.501%	USD	63,728,000	$1,508,777	$1,446,726	$62,051
Markit CDX North America High Yield Series 43 5-Year Index, NR	5.000%	12/20/29	3-Month	3.136%	USD	786,600	66,435	56,941	9,494

							$1,575,212	$1,503,667	$71,545

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2025, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,806,990 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	CITI	— Citigroup Global Markets Inc.
BRL	— Brazilian Real	GSC	— Goldman Sachs & Co.
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MYR	— Malaysian Ringgit
USD	— United States Dollar
ZAR	— South African Rand

See pages 273-274 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 95.6%

Advertising — 0.7%
$1,015,000	B	Neptune Bidco US Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	$910,087

Airlines —2.0%
475,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	465,304
		American Airlines Inc., Senior Secured Notes:
770,000	BB-	7.250% due 2/15/28(a)	787,818
240,000	BB	8.500% due 5/15/29(a)	253,066
432,747	CCC-(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25*(a)(c)	376,490
		United Airlines Inc., Senior Secured Notes:
106,000	BBB-	4.375% due 4/15/26(a)	104,743
870,000	BBB-	4.625% due 4/15/29(a)	839,497

		Total Airlines	2,826,918

Beverages — 0.1%
188,000	B	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(a)	187,456

Building Materials — 0.9%
		Quikrete Holdings Inc.:
80,000	BB	Senior Secured Notes, 6.375% due 3/1/32(a)	81,187
377,000	B+	Senior Unsecured Notes, 6.750% due 3/1/33(a)	382,891
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	249,812
615,000	BB	3.375% due 1/15/31(a)	540,416

		Total Building Materials	1,254,306

Chemicals — 2.4%
901,000	B	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	783,735
		Methanex Corp., Senior Unsecured Notes:
215,000	BB	5.125% due 10/15/27	212,232
4,000	BB	5.250% due 12/15/29	3,908
800,000	BB	Methanex US Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)	802,151
557,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	539,594
306,000	B-	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	322,448
789,150	CCC-	Trinseo Luxco Finance SPV Sarl/Trinseo NA Finance SPV LLC, Secured Notes, 7.625% (5.125% cash and 2.500% PIK until 2/15/28 than 7.625% until 5/3/29) due 5/3/29(a)(d)	595,808

		Total Chemicals	3,259,876

Coal — 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	156,931

Commercial Services — 8.5%
855,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	815,419
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
556,000	B+	5.375% due 3/1/29(a)	518,570
170,000	B+	8.250% due 1/15/30(a)	173,308
390,000	BB+	Block Inc., Senior Unsecured Notes, 6.500% due 5/15/32(a)	398,392
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	533,722
754,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)	698,164
		Deluxe Corp.:
822,000	CCC	Company Guaranteed Notes, 8.000% due 6/1/29(a)	782,655
390,000	B	Senior Secured Notes, 8.125% due 9/15/29(a)	396,106
		EquipmentShare.com Inc.:
522,000	B	Secured Notes, 8.625% due 5/15/32(a)	553,256
240,000	B	Senior Secured Notes, 8.000% due 3/15/33(a)	249,491

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 8.5% — (continued)
		Garda World Security Corp., Senior Unsecured Notes:
$412,000	CCC+	6.000% due 6/1/29(a)	$397,767
445,000	CCC+	8.375% due 11/15/32(a)	457,822
		Hertz Corp. (The):
1,052,000	CCC+	Company Guaranteed Notes, 4.625% due 12/1/26(a)	913,818
375,000	B	Senior Secured Notes, 12.625% due 7/15/29(a)	395,698
890,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	863,503
		Prime Security Services Borrower LLC/Prime Finance Inc.:
540,000	B	Secured Notes, 6.250% due 1/15/28(a)	541,371
231,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	219,708
337,000	Ba3(e)	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	343,578
725,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	665,570
610,000	B+	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(a)	664,169
684,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	669,031
441,000	B	WEX Inc., Senior Unsecured Notes, 6.500% due 3/15/33(a)	441,583

		Total Commercial Services	11,692,701

Computers — 1.1%
535,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	529,247
520,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	538,879
226,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	220,548
62,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	59,667
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	199,486

		Total Computers	1,547,827

Cosmetics/Personal Care — 1.2%
718,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	669,241
940,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	940,719

		Total Cosmetics/Personal Care	1,609,960

Distribution/Wholesale — 0.2%
221,000	B+	Windsor Holdings III LLC, Senior Secured Notes, 8.500% due 6/15/30(a)	233,957

Diversified Financial Services — 8.6%
735,000	BB	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(f)(g)	724,893
1,287,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	1,328,106
600,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	647,229
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB	6.250% due 4/15/28(a)	721,243
240,000	BB	9.250% due 7/1/31(a)	258,509
905,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	798,623
745,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	795,887
		Enova International Inc., Company Guaranteed Notes:
44,000	B-	11.250% due 12/15/28(a)	47,836
640,000	B-	9.125% due 8/1/29(a)	675,279
715,000	B	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	721,432
		goeasy Ltd.:
395,000	BB-	Company Guaranteed Notes, 6.875% due 5/15/30(a)	401,569
316,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	328,365
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	189,343
405,000	BB	7.125% due 4/30/31(a)	420,438
440,000	BB	6.125% due 11/1/32(a)	441,144
534,000	B1(e)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	530,627
		OneMain Finance Corp., Company Guaranteed Notes:
119,000	BB	6.625% due 5/15/29	121,333

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 8.6% — (continued)
$231,000	BB	5.375% due 11/15/29	$225,866
445,000	BB	7.500% due 5/15/31	464,031
705,000	B-	Planet Financial Group LLC, Company Guaranteed Notes, 10.500% due 12/15/29(a)	731,973
505,000	B1(e)	Rfna LP, Senior Unsecured Notes, 7.875% due 2/15/30(a)	515,489
710,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	734,843

		Total Diversified Financial Services	11,824,058

Electric — 4.3%
638,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	601,967
523,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	503,846
700,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	608,237
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,598
290,000	BB	5.250% due 6/15/29(a)	284,472
597,000	BB	3.625% due 2/15/31(a)	533,175
170,000	BB	6.250% due 11/1/34(a)	170,693
910,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	864,064
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
170,000	BB+	7.750% due 10/15/31(a)	179,618
320,000	BB+	6.875% due 4/15/32(a)	330,452
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	529,874
		XPLR Infrastructure Operating Partners LP:
445,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	425,480
690,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	685,860

		Total Electric	5,892,336

Electrical Components & Equipment — 0.7%
		EnerSys, Company Guaranteed Notes:
485,000	BB+	4.375% due 12/15/27(a)	470,416
29,000	BB+	6.625% due 1/15/32(a)	29,885
436,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(a)	439,830

		Total Electrical Components & Equipment	940,131

Electronics — 0.7%
700,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	673,880
380,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	356,074

		Total Electronics	1,029,954

Entertainment — 2.0%
555,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	578,802
		Caesars Entertainment Inc.:
		Company Guaranteed Notes:
395,000	B-	4.625% due 10/15/29(a)	373,508
210,000	B-	6.000% due 10/15/32(a)	204,904
127,000	BB-	Senior Secured Notes, 6.500% due 2/15/32(a)	128,916
780,000	B	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	806,934
753,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	730,215

		Total Entertainment	2,823,279

Environmental Control — 0.3%
		Reworld Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	226,396
208,000	B	5.000% due 9/1/30	194,569

		Total Environmental Control	420,965

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Food — 2.0%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
$372,000	BB+	5.875% due 2/15/28(a)	$372,283
505,000	BB+	3.500% due 3/15/29(a)	467,398
1,348,000	B-	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	1,132,942
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	130,175
		Performance Food Group Inc., Company Guaranteed Notes:
347,000	BB	5.500% due 10/15/27(a)	345,729
360,000	BB	4.250% due 8/1/29(a)	339,786

		Total Food	2,788,313

Forest Products & Paper — 0.6%
886,000	B+	Magnera Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	806,717

Healthcare — Products — 0.8%
402,000	BB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	376,880
285,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	289,626
417,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	429,398

		Total Healthcare — Products	1,095,904

Healthcare — Services — 1.9%
778,000	B	Concentra Escrow Issuer Corp., Company Guaranteed Notes, 6.875% due 7/15/32(a)	807,740
750,000	CCC+	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	670,158
		Molina Healthcare Inc., Senior Unsecured Notes:
715,000	BB	3.875% due 11/15/30(a)	644,206
160,000	BB	6.250% due 1/15/33(a)	158,199
285,000	B	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(a)	283,875

		Total Healthcare — Services	2,564,178

Home Builders — 0.5%
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	198,138
525,000	BB+	4.625% due 3/1/30(a)	490,365

		Total Home Builders	688,503

Insurance — 2.2%
590,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	592,040
520,000	B-	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	531,955
705,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	718,257
557,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	593,469
585,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	602,387

		Total Insurance	3,038,108

Internet — 1.8%
582,000	B+	Cogent Communications Group Inc./Cogent Communications Finance Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	586,639
210,000	B+	Cogent Communications Group LLC, Company Guaranteed Notes, 7.000% due 6/15/27(a)	211,935
		Gen Digital Inc.:
		Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	102,906
198,000	BB-	7.125% due 9/30/30(a)	204,350
154,000	B1(e)	Senior Unsecured Notes, 6.250% due 4/1/33(a)	154,581
784,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	729,954
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	463,380

		Total Internet	2,453,745

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Iron/Steel — 2.4%
$484,000	BB-	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	$465,773
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
80,000	BB-	5.875% due 6/1/27	79,943
330,000	BB-	7.000% due 3/15/32(a)	331,844
660,000	Ba3(e)	7.375% due 5/1/33(a)	663,131
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	41,669
665,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	602,918
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(e)	8.125% due 5/1/27(a)	268,186
273,000	Ba3(e)	9.250% due 10/1/28(a)	282,777
639,000	Ba3(e)	8.500% due 5/1/30(a)	646,193

		Total Iron/Steel	3,382,434

Leisure Time — 2.7%
		Carnival Corp.:
		Company Guaranteed Notes:
361,000	BB	5.750% due 3/1/27(a)	362,123
749,000	BB	6.000% due 5/1/29(a)	751,386
120,000	BBB-	Senior Secured Notes, 7.000% due 8/15/29(a)	126,222
		NCL Corp., Ltd.:
		Senior Secured Notes:
270,000	BB-	5.875% due 2/15/27(a)	270,798
230,000	BB	8.125% due 1/15/29(a)	244,125
		Senior Unsecured Notes:
374,000	B+	7.750% due 2/15/29(a)	398,151
350,000	B+	6.250% due 3/1/30(a)	351,804
180,000	B+	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	181,755
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
290,000	BBB-	6.250% due 3/15/32(a)	296,024
735,000	BBB-	6.000% due 2/1/33(a)	743,157

		Total Leisure Time	3,725,545

Lodging — 2.4%
961,000	B+	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	877,682
		Melco Resorts Finance Ltd., Senior Unsecured Notes:
820,000	BB-	5.375% due 12/4/29(a)	763,562
200,000	BB-	7.625% due 4/17/32(a)	201,068
722,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	728,753
		Travel + Leisure Co., Senior Secured Notes:
245,000	BB-	6.000% due 4/1/27	247,461
540,000	BB-	4.500% due 12/1/29(a)	514,697

		Total Lodging	3,333,223

Media — 5.5%
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	361,099
905,000	B+	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	736,414
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	511,317
680,000	BB-	4.500% due 5/1/32	599,478
		CSC Holdings LLC:
		Company Guaranteed Notes:
200,000	CCC+	6.500% due 2/1/29(a)	166,720
200,000	CCC+	4.500% due 11/15/31(a)	147,121
		Senior Unsecured Notes:
980,000	CCC-	5.750% due 1/15/30(a)	564,882

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 5.5% — (continued)
$200,000	CCC-	4.625% due 12/1/30(a)	$106,593
		Paramount Global, Junior Subordinated Notes:
619,000	BB-	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(f)	596,489
222,000	BB-	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(f)	216,498
		Sirius XM Radio LLC, Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	526,423
846,000	BB+	3.875% due 9/1/31(a)	734,383
727,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	679,091
345,000	BB+	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28(a)	330,852
		Univision Communications Inc., Senior Secured Notes:
120,000	B+	8.000% due 8/15/28(a)	121,993
112,000	B+	7.375% due 6/30/30(a)	109,465
430,000	B+	8.500% due 7/31/31(a)	428,376
817,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	710,077

		Total Media	7,647,271

Mining — 1.5%
1,160,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	1,065,148
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	39,581
482,000	B	6.125% due 4/1/29(a)	481,790
505,000	BB	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(a)	477,471
65,000	BB	Novelis Inc., Company Guaranteed Notes, 6.875% due 1/30/30(a)	66,499

		Total Mining	2,130,489

Miscellaneous Manufacturers — 0.0%@
12,101	WD(b)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(c)(h)	—

Oil & Gas — 5.1%
531,000	BB-	Baytex Energy Corp., Company Guaranteed Notes, 7.375% due 3/15/32(a)	519,501
		Comstock Resources Inc., Company Guaranteed Notes:
505,000	B	6.750% due 3/1/29(a)	497,916
170,000	B	5.875% due 1/15/30(a)	161,964
		Crescent Energy Finance LLC, Company Guaranteed Notes:
180,000	BB-	9.250% due 2/15/28(a)	188,784
193,000	BB-	7.625% due 4/1/32(a)	193,581
74,000	BB-	7.375% due 1/15/33(a)	72,739
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
342,000	BB+	5.750% due 2/1/29(a)	335,033
490,000	BB+	6.250% due 4/15/32(a)	468,634
150,000	BB+	8.375% due 11/1/33(a)	156,889
175,000	BB+	7.250% due 2/15/35(a)	171,935
283,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	283,748
420,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	399,332
874,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	877,540
255,000	BB+	Sunoco LP, Company Guaranteed Notes, 7.250% due 5/1/32(a)	266,239
457,000	BB-	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)	470,603
643,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	651,786
535,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	516,065
796,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	792,413

		Total Oil & Gas	7,024,702

Oil & Gas Services — 1.0%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	279,066

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas Services — 1.0% — (continued)
$375,000	BB-	6.625% due 9/1/32(a)	$379,861
635,000	BB-	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	656,186

		Total Oil & Gas Services	1,315,113

Packaging & Containers — 3.0%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes:
210,000	B	6.000% due 6/15/27(a)	209,297
625,000	B	3.250% due 9/1/28(a)	572,217
708,000	CCC+	Clydesdale Acquisition Holdings Inc., Company Guaranteed Notes, 8.750% due 4/15/30(a)	719,379
474,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	466,826
860,000	CCC-	Iris Holding Inc., Senior Unsecured Notes, 10.000% due 12/15/28(a)	796,775
		LABL Inc., Senior Secured Notes:
756,000	B-	5.875% due 11/1/28(a)	669,612
127,000	B-	9.500% due 11/1/28(a)	122,203
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	247,455
417,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	402,540

		Total Packaging & Containers	4,206,304

Pharmaceuticals — 2.4%
382,000	B+	Endo Finance Holdings Inc., Senior Secured Notes, 8.500% due 4/15/31(a)	409,910
		HLF Financing Sarl LLC/Herbalife International Inc.:
1,105,000	B	Company Guaranteed Notes, 4.875% due 6/1/29(a)	857,666
685,000	B+	Senior Secured Notes, 12.250% due 4/15/29(a)	740,215
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
265,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	252,259
404,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	367,633
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(h)	3,220
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
400,000	BB	7.875% due 9/15/29	434,471
270,000	BB	8.125% due 9/15/31	303,074

		Total Pharmaceuticals	3,368,448

Pipelines — 4.8%
405,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	405,297
625,000	BB-	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 8.625% due 3/15/29(a)	656,656
		EQM Midstream Partners LP, Senior Unsecured Notes:
27,000	BBB-	7.500% due 6/1/27(a)	27,690
254,000	BBB-	7.500% due 6/1/30(a)	276,450
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
349,000	B	8.250% due 1/15/29	360,074
510,000	B	8.875% due 4/15/30	529,849
85,000	B	7.875% due 5/15/32	85,626
110,000	B	8.000% due 5/15/33	111,180
		Harvest Midstream I LP, Senior Unsecured Notes:
770,000	BB-	7.500% due 9/1/28(a)	787,003
510,000	BB-	7.500% due 5/15/32(a)	535,090
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
120,000	B+	8.875% due 7/15/28(a)	126,698
775,000	B+	7.375% due 7/15/32(a)	807,841
1,220,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,163,205
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
59,000	B+	8.125% due 2/15/29(a)	60,181
459,000	B+	8.375% due 2/15/32(a)	466,649

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 4.8% — (continued)
		NuStar Logistics LP, Company Guaranteed Notes:
$40,000	Ba1(e)	5.750% due 10/1/25	$40,022
238,000	Ba1(e)	6.375% due 10/1/30	243,183

		Total Pipelines	6,682,694

Private Equity — 0.6%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
257,000	BB+	3.375% due 6/15/26(a)	249,495
575,000	BB+	8.000% due 6/15/27(a)	599,765

		Total Private Equity	849,260

Real Estate — 1.6%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
338,000	BB-	6.750% due 5/15/28(a)	341,618
380,000	BB-	8.875% due 9/1/31(a)	408,761
495,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	521,233
		Kennedy-Wilson Inc., Company Guaranteed Notes:
925,000	B	4.750% due 3/1/29	865,588
41,000	B	4.750% due 2/1/30	37,540

		Total Real Estate	2,174,740

Real Estate Investment Trusts (REITs) — 3.0%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	748,913
646,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	672,927
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB	4.250% due 2/1/27(a)	297,094
110,000	BB	4.750% due 6/15/29(a)	106,194
340,000	BB	7.000% due 7/15/31(a)	353,183
		Service Properties Trust:
		Company Guaranteed Notes:
336,000	BB-	5.500% due 12/15/27	327,473
395,000	BB-	8.375% due 6/15/29	399,673
478,000	BB-	8.875% due 6/15/32	474,728
60,000	BB-	Senior Secured Notes, 8.625% due 11/15/31(a)	64,313
		Starwood Property Trust Inc., Senior Unsecured Notes:
130,000	BB-	7.250% due 4/1/29(a)	135,329
530,000	BB-	6.500% due 7/1/30(a)	537,897

		Total Real Estate Investment Trusts (REITs)	4,117,724

Retail — 6.0%
630,000	BB-	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	673,388
524,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	523,529
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
875,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	814,132
190,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	179,804
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	417,704
187,000	BB	5.625% due 1/1/30(a)	183,644
150,000	BB	6.875% due 3/1/32(a)	153,372
1,325,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	1,035,755
935,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	861,524
		Murphy Oil USA Inc., Company Guaranteed Notes:
415,000	BB+	4.750% due 9/15/29	399,989
110,000	BB+	3.750% due 2/15/31(a)	98,472
850,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	735,267
495,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	529,119
700,000	B	Saks Global Enterprises LLC, Senior Secured Notes, 11.000% due 12/15/29(a)	647,067

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 6.0% — (continued)
$640,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 7.750% due 10/15/29(a)	$654,501
308,000	B+	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(a)	327,482

		Total Retail	8,234,749

Semiconductors — 0.2%
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	320,796

Software — 2.0%
635,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	665,725
		Cloud Software Group Inc.:
140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	143,205
		Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	348,924
370,000	B	8.250% due 6/30/32(a)	383,992
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	413,058
		Open Text Corp., Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	18,954
260,000	BB	3.875% due 12/1/29(a)	239,340
240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	215,270
636,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	350,471

		Total Software	2,778,939

Telecommunications — 5.9%
		Altice Financing SA, Senior Secured Notes:
1,264,000	CCC+	5.000% due 1/15/28(a)	1,025,282
607,000	CCC+	5.750% due 8/15/29(a)	476,919
		Altice France SA, Senior Secured Notes:
250,000	CCC	8.125% due 2/1/27(a)	224,090
250,000	CCC	5.500% due 1/15/28(a)	200,498
420,000	CCC	5.125% due 7/15/29(a)	325,557
610,000	B+	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	617,104
2,000	B-	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	1,802
715,000	B	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	656,312
		Iliad Holding SASU, Senior Secured Notes:
345,000	B+	7.000% due 10/15/28(a)	351,362
200,000	B+	8.500% due 4/15/31(a)	213,196
580,000	B+	7.000% due 4/15/32(a)	586,419
		Rogers Communications Inc., Subordinated Notes:
286,000	BB	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(f)	286,835
404,000	BB	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(f)	405,327
535,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	525,370
690,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	407,209
912,000	CCC+	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	684,604
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
260,000	B+	4.750% due 7/15/31(a)	228,198
270,000	B+	7.750% due 4/15/32(a)	274,338
805,000	CCC	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	717,001

		Total Telecommunications	8,207,423

Transportation — 1.3%
496,000	BB-	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	495,454
611,000	B2(e)	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	619,269
663,000	BB	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(a)	682,058

		Total Transportation	1,796,781

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Trucking & Leasing — 0.6%
$800,000	BBB-	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(f)	$801,382

		TOTAL CORPORATE BONDS & NOTES (Cost — $132,385,379)	132,144,227

SENIOR LOANS — 0.4%

Media — 0.1%
131,289	NR	Gannett Holdings LLC, 9.308% (3-Month CME Term SOFR + 5.000%) due 9/24/29(f)(h)	131,456

Mining — 0.3%
360,705	NR	Arctic Canadian Diamond Co., Ltd., 9.854% (3-Month USD-LIBOR + 5.000%) due 12/31/27(f)(h)	345,375

		TOTAL SENIOR LOANS (Cost — $471,656)	476,831

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $132,857,035)	132,621,058

SHORT-TERM INVESTMENTS — 3.2%

TIME DEPOSITS — 3.2%
2,923,354		ANZ National Bank — London, 3.680% due 3/3/25	2,923,354
6,226		Citibank — New York, 3.680% due 3/3/25	6,226
1,542,526		JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	1,542,526

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,472,106)	4,472,106

		TOTAL INVESTMENTS — 99.2% (Cost — $137,329,141)	137,093,164

		Other Assets in Excess of Liabilities — 0.8%	1,092,636

		TOTAL NET ASSETS — 100.0%	$138,185,800

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $118,057,784 and represents 85.4% of net assets.

(b)	Rating by Fitch Ratings Service.
(c)	Security is currently in default.
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(e)	Rating by Moody’s Investors Service.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 28, 2025, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 137,329,141	$2,050,175	$(2,286,152)	$(235,977)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Abbreviations used in this schedule:
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Currency abbreviation used in this schedule:
USD	— United States Dollar

Summary of Investments by Security Type^
Corporate Bonds & Notes	96.4%
Senior Loans	0.3
Short-Term Investments	3.3

Total Investments	100.0%

^	As a percentage of total investments.

See pages 273-274 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

MORTGAGE-BACKED SECURITIES — 55.9%

FHLMC — 7.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
$26,655		3.500% due 10/1/39	$25,110
362,014		2.500% due 12/1/51	302,508
84,563		2.000% due 3/1/52	67,744
1,185,446		4.500% due 9/1/52 — 10/1/52	1,143,957
6,299,552		6.500% due 1/1/53 — 3/1/54	6,510,871
2,804,692		5.000% due 3/1/53 — 6/1/54	2,765,382
3,199,619		6.000% due 12/1/53 — 9/1/54	3,254,040

		TOTAL FHLMC	14,069,612

FNMA — 42.6%
		Federal National Mortgage Association (FNMA):
797,203		4.500% due 9/1/34 — 6/1/52	769,729
290,767		3.500% due 10/1/34 — 6/1/50	268,149
9,412		7.040% (1-Year CMT Index + 2.360%) due 11/1/34(a)	9,772
7,701,167		6.500% due 8/1/37 — 3/1/54	7,958,956
744,000		4.000% due 3/1/42(b)	696,564
8,437,000		4.500% due 3/1/42(b)	8,119,425
11,300,000		5.000% due 4/1/42(b)	11,101,095
3,300,000		3.000% due 5/1/44(b)	2,872,198
395,350		3.000% due 10/1/49 — 5/1/51	344,869
78,642		4.000% due 6/1/50	74,400
415,757		2.000% due 3/1/52	333,144
14,359,564		6.000% due 4/1/53 — 7/1/54	14,619,253
1,300,750		5.000% due 5/1/53 — 6/1/54	1,280,249
539,037		5.500% due 9/1/53	541,885
12,500,000		6.000% due 3/1/55(b)	12,695,056
15,200,000		6.500% due 4/1/55(b)	15,642,772

		TOTAL FNMA	77,327,516

GNMA — 5.5%
		Government National Mortgage Association II (GNMA):
1,383		6.000% due 9/20/38	1,411
5,800,000		3.500% due 3/20/42(b)	5,315,369
4,618,607		3.000% due 11/20/51 — 6/20/52	4,109,716
700,000		2.500% due 3/20/55(b)	599,648

		TOTAL GNMA	10,026,144

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $100,070,322)	101,423,272

SOVEREIGN BONDS — 39.7%

Australia — 0.9%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	58,015
50,000	AUD	1.750% due 6/21/51	16,764
700,000	AUD	New South Wales Treasury Corp., 1.750% due 3/20/34	334,626
		Queensland Treasury Corp.:
1,000,000	AUD	2.000% due 8/22/33	497,834
200,000	AUD	1.750% due 7/20/34(c)	93,926
300,000	AUD	5.250% due 7/21/36(c)	186,853
1,000,000	AUD	Treasury Corp. of Victoria, 2.250% due 9/15/33	507,071

		Total Australia	1,695,089

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Brazil — 2.0%
		Brazil Letras do Tesouro Nacional:
9,400,000	BRL	zero coupon due 4/1/25	$1,582,014
13,000,000	BRL	zero coupon due 10/1/25	2,040,649

		Total Brazil	3,622,663

Canada — 2.5%
		Canadian Government Bonds:
1,100,000	CAD	4.000% due 3/1/29	800,464
1,400,000	CAD	3.250% due 12/1/33	995,824
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(c)	321,678
200,000	CAD	Province of British Columbia Canada, 4.150% due 6/18/34	145,091
1,800,000	CAD	Province of Ontario Canada, 3.650% due 6/2/33	1,269,703
		Province of Quebec Canada:
1,000,000	CAD	3.600% due 9/1/33(c)	701,295
500,000	CAD	4.450% due 9/1/34	370,997

		Total Canada	4,605,052

Chile — 0.1%
$200,000		Chile Government International Bonds, 4.850% due 1/22/29	200,472

China — 0.4%
4,090,000	CNY	China Government Bonds, 3.190% due 4/15/53	698,795

France — 5.0%
		French Republic Government Bonds OAT:
6,000,000	EUR	2.750% due 2/25/30(c)	6,277,497
3,300,000	EUR	2.000% due 5/25/48(c)	2,583,678
250,000	EUR	0.750% due 5/25/52(c)	132,092
200,000	EUR	0.500% due 5/25/72(c)	68,864

		Total France	9,062,131

Hungary — 0.1%
200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	208,425

Israel — 1.0%
		Israel Government International Bonds:
300,000		5.375% due 3/12/29	302,949
900,000		5.375% due 2/19/30	907,736
300,000		5.500% due 3/12/34	302,600
300,000		5.750% due 3/12/54	283,025

		Total Israel	1,796,310

Italy — 0.5%
400,000		Cassa Depositi e Prestiti SpA, 5.750% due 5/5/26(c)	404,224
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	519,528

		Total Italy	923,752

Japan — 10.7%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	324,267
120,000,000	JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	721,797
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,325,807
280,000,000	JPY	1.400% due 9/20/45	1,657,695
152,000,000	JPY	0.500% due 9/20/46	731,554
98,000,000	JPY	0.700% due 12/20/48	474,192
360,000,000	JPY	0.500% due 3/20/49	1,646,272
125,000,000	JPY	0.700% due 6/20/51	574,726
180,000,000	JPY	0.700% due 12/20/51	819,459

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Japan — 10.7% — (continued)
152,000,000	JPY	1.800% due 3/20/54	$897,289
202,000,000	JPY	2.200% due 6/20/54	1,303,322
264,000,000	JPY	2.300% due 12/20/54	1,736,853
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	850,866
200,000,000	JPY	1.000% due 12/20/35	1,268,969
20,000,000	JPY	0.400% due 3/20/36	118,372
80,000,000	JPY	1.500% due 9/20/43	492,966
130,000,000	JPY	1.800% due 9/20/44	834,615
210,000,000	JPY	2.000% due 12/20/44	1,389,861
110,000,000	JPY	Japan Government Two Year Bonds, 0.100% due 1/1/26	728,141
		Japanese Government CPI Linked Bonds:
163,530,150	JPY	0.100% due 3/10/28	1,131,264
51,924,190	JPY	0.100% due 3/10/29	359,401

		Total Japan	19,387,688

Malaysia — 1.7%
		Malaysia Government Bonds:
12,523,000	MYR	3.519% due 4/20/28	2,808,119
900,000	MYR	2.632% due 4/15/31	189,613

		Total Malaysia	2,997,732

Peru — 0.8%
900,000	PEN	Peru Government Bonds, 7.600% due 8/12/39(c)	257,857
		Peruvian Government International Bonds:
2,900,000	PEN	6.950% due 8/12/31	855,488
1,400,000	PEN	5.400% due 8/12/34	353,434

		Total Peru	1,466,779

Poland — 0.6%
		Poland Government International Bonds:
$200,000		4.625% due 3/18/29	199,612
100,000		4.875% due 2/12/30	100,579
200,000	EUR	3.875% due 2/14/33	217,543
100,000		4.875% due 10/4/33	98,188
100,000		5.125% due 9/18/34	99,475
100,000		5.375% due 2/12/35	100,933
100,000	EUR	4.250% due 2/14/43	107,924
100,000		5.500% due 4/4/53	96,065

		Total Poland	1,020,319

Romania — 0.6%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	672,907
200,000	EUR	1.750% due 7/13/30(c)	176,898
100,000	EUR	2.000% due 4/14/33(c)	79,744
50,000	EUR	2.750% due 4/14/41(c)	33,380
200,000	EUR	2.875% due 4/13/42(c)	133,680

		Total Romania	1,096,609

Saudi Arabia — 1.1%
		Saudi Government International Bonds:
400,000		5.125% due 1/13/28(c)	404,664
400,000		4.750% due 1/18/28(c)	401,222
500,000	EUR	3.375% due 3/5/32(c)	519,339

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Saudi Arabia — 1.1% — (continued)
$700,000		4.875% due 7/18/33(c)	$689,981

		Total Saudi Arabia	2,015,206

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	93,910
100,000	EUR	1.650% due 3/3/33(c)	84,281

		Total Serbia	178,191

Singapore — 0.8%
		Singapore Government Bonds:
47,000	SGD	2.375% due 7/1/39	33,130
1,649,000	SGD	3.250% due 6/1/54	1,338,258

		Total Singapore	1,371,388

South Africa — 0.7%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	449,595
18,200,000	ZAR	8.875% due 2/28/35	874,704

		Total South Africa	1,324,299

South Korea — 0.2%
400,000		Korea National Oil Corp., 4.250% due 9/30/29(c)	393,605

Spain — 7.4%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	107,283
		Spain Government Bonds:
900,000	EUR	2.500% due 5/31/27	939,037
400,000	EUR	1.450% due 10/31/27(c)	406,537
1,500,000	EUR	1.400% due 7/30/28(c)	1,508,422
450,000	EUR	1.450% due 4/30/29(c)	449,052
1,500,000	EUR	2.700% due 1/31/30	1,568,202
400,000	EUR	0.700% due 4/30/32(c)	360,050
2,100,000	EUR	2.550% due 10/31/32(c)	2,138,735
2,300,000	EUR	3.550% due 10/31/33(c)	2,496,453
1,560,000	EUR	3.150% due 4/30/35(c)	1,628,417
400,000	EUR	1.850% due 7/30/35(c)	370,081
500,000	EUR	1.900% due 10/31/52(c)	359,067
688,000	EUR	3.450% due 7/30/66(c)	659,952
700,000	EUR	1.450% due 10/31/71(c)	363,174

		Total Spain	13,354,462

United Kingdom — 2.5%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,340,943
700,000	GBP	3.500% due 1/22/45	715,840
500,000	GBP	1.750% due 1/22/49	347,162
1,400,000	GBP	0.625% due 10/22/50	674,432
1,300,000	GBP	1.250% due 7/31/51	744,969
500,000	GBP	4.375% due 7/31/54	562,130
500,000	GBP	1.125% due 10/22/73	220,492

		Total United Kingdom	4,605,968

		TOTAL SOVEREIGN BONDS (Cost — $85,804,200)	72,024,935

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%

Asset Backed Securities — 8.0%
$4,820		ACAS CLO Ltd., Series 2015-1A, Class AR3, 5.445% (3-Month Term SOFR + 1.152%) due 10/18/28(a)(c)	$4,824
283,961		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 5.334% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	279,316
2,216		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 5.802% (3-Month Term SOFR + 1.512%) due 11/2/30(a)(c)	2,217
325,306		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.914% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	288,748
500,000		Bain Capital Credit CLO Ltd., Series 2020-2A, Class ARR, 5.533% (3-Month Term SOFR + 1.240%) due 7/19/34(a)(c)	500,667
127,566		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.884% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	127,626
342,656		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.523% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(c)	343,193
299,697	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 3.497% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	310,021
201,263	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 3.282% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	208,151
211,055	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 3.565% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	218,976
600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR, 5.383% (3-Month Term SOFR + 1.090%) due 7/20/34(a)(c)	600,608
557,253		CarVal CLO I Ltd., Series 2018-1A, Class AR, 5.538% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(c)	558,190
160,875		CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.508% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	161,157
		Countrywide Asset-Backed Certificates:
208,708		Series 2007-9, Class 2A4, 4.684% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	199,889
34,848		Series 2007-12, Class 1A1, 5.174% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	33,858
244,077		Series 2007-13, Class 1A, 5.274% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	237,981
123,537		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	20,141
224,439	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 3.435% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	232,649
463,969	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class A, 3.936% (3-Month EURIBOR + 1.380%) due 8/15/33(a)(c)	481,397
231,071	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 3.445% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	238,892
600,000		Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, 5.363% (3-Month Term SOFR + 1.070%) due 4/20/34(a)(c)	601,799
209,433		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.584% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	209,960
		Elevation CLO Ltd.:
21,822		Series 2017-8A, Class A1R2, 5.512% (3-Month Term SOFR + 1.212%) due 10/25/30(a)(c)	21,836
500,000		Series 2018-3A, Class A1R2, 5.600% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(c)	501,521
288,610		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.484% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	281,303
69,191		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 5.534% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	69,308
381,909		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.654% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	382,410
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A (3-Month EURIBOR + 1.240%) due 1/15/39(a)(c)	520,158
500,000	EUR	Hayfin Emerald CLO XII DAC, Series 12-A, Class A, 4.413% (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	521,186
900,000	EUR	Hayfin Emerald CLO XIV DAC, Series 14-A, Class A, 3.914% (3-Month EURIBOR + 1.210%) due 1/22/39(a)(c)	934,246

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Asset Backed Securities — 8.0% — (continued)
$500,000		ICG US CLO Ltd., Series 2021-3A, Class AR, 5.443% (3-Month Term SOFR + 1.150%) due 10/20/34(a)(c)	$500,462
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, 5.420% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(c)	700,641
471,738		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 5.549% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(c)	472,033
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.974% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	385,062
47,408		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.574% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	42,996
357,370		OZLM IX Ltd., Series 2014-9A, Class A1A4, 5.493% (3-Month Term SOFR + 1.200%) due 10/20/31(a)(c)	357,513
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 3.945% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(c)	519,697
600,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class AR, 4.041% (3-Month EURIBOR + 1.370%) due 4/24/37(a)(c)	623,536
871,434		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.934% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	817,392
489,101	EUR	St Pauls CLO, Series 11A, Class AR, 3.598% (3-Month EURIBOR + 0.850%) due 1/17/32(a)(c)	510,254
370,608		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 5.709% (3-Month Term SOFR + 1.422%) due 7/30/32(a)(c)	370,627
55,539		Voya CLO Ltd., Series 2017-1A, Class A1R, 5.514% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	55,599
87,311		Wind River CLO Ltd., Series 2014-1A, Class ARR, 5.605% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	87,393

		Total Asset Backed Securities	14,535,433

Mortgage Securities — 9.3%
164,040	GBP	ALBA PLC, Series 2007-1, Class A3, 4.928% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	202,822
275,940		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.789% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	276,295
4,436		Banc of America Funding Trust, Series 2006-A, Class 1A1, 6.437% due 2/20/36(a)	4,205
246,223		BDS Ltd., Series 2021-FL10, Class A, 5.778% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	246,640
		Bear Stearns Adjustable Rate Mortgage Trust:
1,411		Series 2003-5, Class 1A2, 5.257% due 8/25/33(a)	1,357
1,622		Series 2003-7, Class 6A, 6.508% due 10/25/33(a)	1,561
6,963		Series 2004-2, Class 22A, 6.912% due 5/25/34(a)	6,664
1,447		Series 2004-2, Class 23A, 4.000% due 5/25/34(a)	1,301
26,638		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.375% due 1/26/36(a)	19,141
365,088		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 5.654% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	364,289
		Countrywide Alternative Loan Trust:
3,091		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,316
16,613		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,891
33,215		Series 2007-11T1, Class A12, 4.784% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	10,248
25,503		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,514
		Countrywide Home Loan Mortgage Pass-Through Trust:
34,242		Series 2005-2, Class 1A1, 5.074% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	31,377
1,209		Series 2005-3, Class 2A1, 5.014% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	1,162
34,666		Series 2005-9, Class 1A3, 4.894% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	30,291
11,375		Series 2005-11, Class 3A1, 3.710% due 4/25/35(a)	9,044
5,593		Series 2005-HYB9, Class 3A2A, 6.662% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	4,834
490,115		Series 2007-4, Class 1A47, 6.000% due 5/25/37	216,009
91,947		Series 2007-19, Class 2A1, 6.500% due 11/25/47	44,884

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Mortgage Securities — 9.3% — (continued)
		Credit Suisse Commercial Mortgage Capital Trust:
$34,400		Series 2007-5R, Class A5, 6.500% due 7/26/36	$7,716
72,459		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	59,568
343,152		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.934% (1-Month Term SOFR + 1.614%) due 10/25/47(a)	271,195
32,574	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.908% (Sterling Overnight Index Average + 0.269%) due 6/15/44(a)	40,826
145,600	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 5.719% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	182,859
347,033		Extended Stay America Trust, Series 2021-ESH, Class A, 5.506% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	347,263
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
4,062		Series 2391, Class FJ, 4.953% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	4,059
15,580		Series 2614, Class SJ, 7.416% (19.348% – 2.750% x 30-Day Average SOFR) due 5/15/33(d)	17,184
54,465		Series 4579, Class FD, 4.999% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	53,786
54,465		Series 4579, Class SD, 1.933% due 1/15/38(a)(e)	2,771
900,000		Series 5513, Class MF, 5.264% (30-Day Average SOFR + 0.940%) due 11/25/54(a)	902,316
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
7,167		Series T-35, Class A, 4.746% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	7,122
14,550		Series T-62, Class 1A1, 5.886% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	13,294
3,370		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,369
20,226		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	20,890
		Federal National Mortgage Association (FNMA), REMICS:
3,283		Series 2003-34, Class A1, 6.000% due 4/25/43	3,305
3,622		Series 2006-48, Class TF, 4.866% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	3,606
40,602		Series 2009-104, Class FA, 5.266% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	40,985
1,015,248		Series 2024-90, Class FA, 5.852% (30-Day Average SOFR + 1.500%) due 12/25/54(a)	1,027,836
490,804		Series 2025-6, Class GF, 5.752% (30-Day Average SOFR + 1.400%) due 2/25/55(a)	495,326
70,135		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 6.202% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	68,596
816,363		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(c)	769,264
7,843		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.253% due 11/19/35(a)	6,617
		Government National Mortgage Association (GNMA):
92,466		Series 2016-H15, Class FA, 5.240% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	92,507
2,898		Series 2017-121, Class PE, 3.000% due 7/20/46	2,832
493,013		Series 2024-H07, Class JF, 5.136% (30-Day Average SOFR + 0.790%) due 4/20/74(a)	494,837
748,947		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	616,754
		GS Mortgage-Backed Securities Trust:
76,836		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	63,166
77,457		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	63,824
		GSR Mortgage Loan Trust:
1,366		Series 2003-1, Class A2, 6.750% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,358
28,936		Series 2005-AR7, Class 2A1, 5.078% due 11/25/35(a)	27,903
		Harborview Mortgage Loan Trust:
8,820		Series 2005-2, Class 2A1A, 4.868% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,454
12,367		Series 2005-3, Class 2A1A, 4.908% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	12,033
39,371		Series 2006-SB1, Class A1A, 5.536% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	34,980
54,369		Series 2007-1, Class 2A1A, 4.688% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	49,949
		JP Morgan Mortgage Trust:
1,129		Series 2003-A2, Class 3A1, 5.771% due 11/25/33(a)	1,060
407		Series 2005-A1, Class 6T1, 6.062% due 2/25/35(a)	385
313,925		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	258,077
909,254		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	780,378

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Mortgage Securities — 9.3% — (continued)
$767,731		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	$657,994
572,031		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	490,952
741,396		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	661,619
253,180	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.875% (Sterling Overnight Index Average + 0.279%) due 1/1/61(a)	312,148
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	279,681
1,596		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 6.295% due 2/25/33(a)	1,480
11,871		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.276% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(c)	11,857
		MFA Trust:
83,267		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	80,085
377,656		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(c)	380,005
		New Residential Mortgage Loan Trust:
133,741		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	128,345
142,518		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	136,156
308,779	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.759% (Sterling Overnight Index Average + 0.279%) due 12/1/50(a)	381,139
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.521% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	399,033
915,546		OBX Trust, Series 2024-HYB1, Class A1, 3.647% due 3/25/53(a)(c)	898,933
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 5.376% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	291,268
234,613		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(c)	233,869
393,092		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	401,151
408,114		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(c)	412,086
		RALI Trust:
66,810		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	53,876
40,516		Series 2007-QO2, Class A1, 4.584% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	12,654
		Residential Asset Securitization Trust:
13,321		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,932
36,693		Series 2006-R1, Class A2, 4.834% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	10,399
127,293	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.919% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	157,290
		RMAC Securities No 1 PLC:
245,686	GBP	Series 2006-NS3X, Class A2A, 4.922% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	303,918
128,156	GBP	Series 2006-NS1X, Class A2A, 4.922% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	159,389
		Structured Adjustable Rate Mortgage Loan Trust:
1,387		Series 2004-1, Class 4A1, 6.528% due 2/25/34(a)	1,337
487		Series 2004-4, Class 3A2, 6.639% due 4/25/34(a)	482
18,660		Series 2004-19, Class 2A1, 6.086% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	17,023
		Structured Asset Mortgage Investments II Trust:
18,476		Series 2005-AR2, Class 2A1, 4.894% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	17,420
19,456		Series 2005-AR8, Class A1A, 4.994% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	16,197
16,168		Series 2006-AR5, Class 1A1, 4.854% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	11,488
86,994		Series 2007-AR4, Class A3, 4.874% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	77,204
49,275		Series 2007-AR6, Class A1, 6.186% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	41,421
42,020		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.714% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	34,695
412,423	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 5.469% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(c)	520,632
		Towd Point Mortgage Trust:
437,806		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	418,270
107,031		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	102,329
81,865		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	70,164

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Mortgage Securities — 9.3% — (continued)
		WaMu Mortgage Pass-Through Certificates Trust:
$3,336		Series 2002-AR9, Class 1A, 6.086% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	$3,214
907		Series 2003-AR5, Class A7, 6.192% due 6/25/33(a)	908
36,135		Series 2003-AR9, Class 2A, 6.792% due 9/25/33(a)	35,097
80,344		Series 2004-AR1, Class A, 6.215% due 3/25/34(a)	80,391
10,921		Series 2005-AR13, Class A1A1, 5.014% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	10,812
20,016		Series 2006-AR10, Class 2A1, 4.358% due 9/25/36(a)	16,873
30,846		Series 2006-AR13, Class 2A, 6.186% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	28,694
14,426		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 5.626% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	8,915
36,936		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 6.700% due 12/25/32(a)	36,674

		Total Mortgage Securities	16,762,594

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $33,030,937)	31,298,027

CORPORATE BONDS & NOTES — 12.6%

Belgium — 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	205,539

Canada — 1.4%
800,000		Canadian Imperial Bank of Commerce, Covered Notes, 4.876% due 1/14/30(c)	817,153
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	102,522
		Royal Bank of Canada:
500,000		Covered Notes, 4.851% due 12/14/26(c)	504,592
400,000		Senior Unsecured Notes, 4.969% (SOFR + 1.100%) due 8/2/30(a)	401,911
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(c)	707,933

		Total Canada	2,534,111

Cayman Islands — 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	200,855

Denmark — 1.3%
600,000		Danske Bank AS, Senior Non-Preferred Notes, 4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(c)	591,774
		Jyske Realkredit AS, Covered Notes:
7,800,000	DKK	1.000% due 4/1/26	1,073,854
31,779	DKK	1.000% due 10/1/50	3,396
457,389	DKK	1.500% due 10/1/53	52,585
182,478	DKK	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	21,061
4,100,000	DKK	Realkredit Danmark AS, Covered Notes, 1.000% due 4/1/25	569,101

		Total Denmark	2,311,771

France — 0.7%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	411,303
800,000		Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFR + 1.740%) due 1/9/36(a)(c)	821,528

		Total France	1,232,831

Germany — 0.8%
		Deutsche Bank AG, Senior Non-Preferred Notes:
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	384,682
100,000	EUR	5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(a)	111,004
700,000		4.999% (SOFR + 1.700%) due 9/11/30(a)	696,380
300,000	EUR	1.750% (2.050% – 3-Month EURIBOR) due 11/19/30(d)	290,179

		Total Germany	1,482,245

Italy — 0.2%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Preferred Notes, 2.625% due 4/28/25	103,636

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Italy — 0.2% — (continued)
100,000	EUR	Covered Notes, 0.875% due 10/8/26	$101,287
100,000	EUR	Nexi SpA, Senior Unsecured Notes, 2.125% due 4/30/29	99,639

		Total Italy	304,562

Japan — 0.2%
$200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	191,639
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(c)	203,761

		Total Japan	395,400

Netherlands — 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	404,379

Qatar — 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	172,232

Switzerland — 0.8%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(c)	247,619
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	244,402
250,000	EUR	7.750% (1-Year EURIBOR Ice Swap Rate + 4.950%) due 3/1/29(a)	294,911
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	646,261

		Total Switzerland	1,433,193

United Arab Emirates — 0.3%
500,000		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes, 4.375% due 10/2/31(c)	487,232

United Kingdom — 1.9%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(a)	820,612
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(a)	444,988
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	197,224
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(a)	308,730
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	289,943
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(a)	520,846
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	932,773

		Total United Kingdom	3,515,116

United States — 4.5%
		Athene Global Funding:
500,000		Secured Notes, 5.120% (SOFR + 0.750%) due 7/16/26(a)(c)	499,973
300,000		Senior Secured Notes, 5.516% due 3/25/27(c)	304,808
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(a)	506,982
700,000		1.898% (SOFR + 1.530%) due 7/23/31(a)	601,301
600,000		5.511% (SOFR + 1.310%) due 1/24/36(a)	612,180
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	143,447
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(a)	100,716
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(a)	422,663
600,000		5.727% (SOFR + 1.265%) due 4/25/30(a)	618,683
500,000		5.851% (SOFR + 1.552%) due 4/25/35(a)	518,965
400,000		5.330% (SOFR + 1.550%) due 7/23/35(a)	399,847
600,000		JPMorgan Chase & Co., Senior Unsecured Notes, 4.603% (SOFR + 1.040%) due 10/22/30(a)	595,338
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(f)(g)	1,365

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value

United States — 4.5% — (continued)
$600,000	Lincoln Financial Global Funding, Secured Notes, 5.300% due 1/13/30(c)	$613,914
200,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 4.400% due 3/1/32	187,561
200,000	PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	203,327
	Philip Morris International Inc., Senior Unsecured Notes:
200,000	4.875% due 2/13/29	201,756
200,000	5.250% due 2/13/34	202,104
600,000	PNC Financial Services Group Inc. (The), Senior Unsecured Notes, 5.575% (SOFR + 1.394%) due 1/29/36(a)	613,193
	Wells Fargo & Co., Senior Unsecured Notes:
200,000	3.908% (SOFR + 1.320%) due 4/25/26(a)	199,758
600,000	4.808% (SOFR + 1.980%) due 7/25/28(a)	601,151

	Total United States	8,149,032

	TOTAL CORPORATE BONDS & NOTES (Cost — $22,793,281)	22,828,498

U.S. GOVERNMENT OBLIGATIONS — 9.0%
	U.S. Treasury Bonds:
200,000	1.375% due 11/15/40(h)	130,277
1,100,000	1.875% due 2/15/41(h)	774,662
975,000	4.125% due 8/15/44(h)	918,328
300,000	3.000% due 2/15/48(h)	230,514
175,000	3.000% due 8/15/48(h)	133,896
800,000	3.375% due 11/15/48(h)	654,156
400,000	2.250% due 8/15/49(h)	260,422
350,000	2.375% due 11/15/49(h)	233,652
3,900,000	4.500% due 11/15/54(h)	3,886,594
1,800,000	4.625% due 2/15/55	1,832,625
	U.S. Treasury Inflation Indexed Notes:
1,344,035	0.125% due 4/15/25(h)	1,348,073
266,172	0.375% due 7/15/25(i)	267,312
1,279,480	0.500% due 1/15/28(h)(j)	1,250,450
1,059,786	0.125% due 7/15/31(h)	966,543
796,971	0.125% due 1/15/32(h)	715,937
108,624	0.625% due 7/15/32(i)	100,728
1,483,328	1.125% due 1/15/33(h)	1,413,982
	U.S. Treasury Notes:
600,000	2.875% due 4/30/25(k)	598,641
200,000	4.000% due 2/29/28(h)	200,047
400,000	4.375% due 5/15/34(h)	404,727

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $16,836,487)	16,321,566

ASSET-BACKED SECURITIES — 0.1%

Student Loans — 0.1%
17,447	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.768% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	17,431
226,699	SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.789% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	230,210

	TOTAL ASSET-BACKED SECURITIES (Cost — $244,146)	247,641

MUNICIPAL BOND — 0.1%

Arizona — 0.1%
200,000	Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(c) (Cost — $200,000)	205,911

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $258,979,373)	244,349,850

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SHORT-TERM INVESTMENTS — 2.7%

COMMERCIAL PAPER — 0.1%
$250,000		Jones Lang LaSalle Inc., 4.666% due 3/6/25(c)(l) (Cost — $249,838)	$249,838

TIME DEPOSITS — 2.6%
654,735		ANZ National Bank — London, 3.680% due 3/3/25	654,735
		BBH — New York:
31,979	SEK	1.040% due 3/3/25	2,971
141,873	SGD	1.210% due 3/3/25	104,974
172	DKK	1.250% due 3/3/25	24
88,610	NZD	2.160% due 3/3/25	49,573
24,607	NOK	3.250% due 3/3/25	2,184
807,625	ZAR	5.540% due 3/3/25	43,159
		BNP Paribas — Paris:
1,395	CHF	0.010% due 3/3/25	1,546
26,297	CAD	1.830% due 3/3/25	18,174
285,141	AUD	2.920% due 3/3/25	176,901
145,601	EUR	Citibank — London, 1.570% due 3/3/25	151,017
452	HKD	HSBC Bank — Hong Kong, 2.190% due 3/3/25	58
834,603	GBP	Royal Bank of Canada — London, 3.410% due 3/3/25	1,049,764
2,393,079		Skandinaviska Enskilda Banken AB — Stockholm, 3.680% due 3/3/25	2,393,079
5,124,846	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, 0.110% due 3/3/25	34,051

		TOTAL TIME DEPOSITS (Cost — $4,682,210)	4,682,210

U.S. GOVERNMENT OBLIGATION — 0.0%@
41,000		U.S. Treasury Bills, 4.250% due 5/22/25(i)(l) (Cost — $40,607)	40,607

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,972,655)	4,972,655

		TOTAL INVESTMENTS IN SECURITIES (Cost — $263,952,028)	249,322,505

		TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.1% (Cost — $142,930)	148,839

		TOTAL INVESTMENTS — 137.5% (Cost — $264,094,958)	249,471,344

		Liabilities in Excess of Other Assets — (37.5)%	(68,084,862)

		TOTAL NET ASSETS — 100.0%	$181,386,482

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $57,676,846 and represents 31.8% of net assets.

(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2025.
(e)	Interest only security.
(f)	Security is currently in default.
(g)	Illiquid security.
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Rate shown represents yield-to-maturity.

At February 28, 2025, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$264,094,958	$8,127,939	$(25,231,591)	$(17,103,652)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PAM	— Paid at Maturity
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	40.7%
Sovereign Bonds	28.9
Collateralized Mortgage Obligations	12.5
Corporate Bonds & Notes	9.1
U.S. Government Obligations	6.5
Asset-Backed Securities	0.1
Municipal Bond	0.1
Purchased Options	0.1
Short-Term Investments	2.0

Total Investments	100.0%

^	As a percentage of total investments.

At February 28, 2025, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	$ 200,000	OTC U.S. Dollar vs Chinese Offshore Renminbi, Call	BNP	5/15/25	CNH 7.50	$291
1,600,000	1,600,000	OTC U.S. Dollar vs Chinese Offshore Renminbi, Call	HSBC	5/13/25	CNH 7.50	2,246

		Total Currency Options				$2,537

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
10,400,000	$ 453,440	OTC 1-Year Swaption, SOFR, Put	BNP	8/13/25	4.570%	$3,267
15,000,000	654,000	OTC 1-Year Swaption, SOFR, Put	JPM	5/13/25	4.480%	1,536
200,000	8,720	OTC 1-Year Swaption, SOFR, Put	JPM	8/13/25	4.570%	63
100,000	4,360	OTC 30-Year Swaption, SOFR, Put	BCLY	9/25/25	4.005%	2,603
700,000	30,520	OTC 30-Year Swaption, SOFR, Put	BOA	6/23/25	3.930%	13,826
900,000	39,240	OTC 30-Year Swaption, SOFR, Put	DUB	6/25/25	3.960%	16,709
200,000	8,720	OTC 30-Year Swaption, SOFR, Put	DUB	9/25/25	4.005%	5,207
600,000	26,160	OTC 30-Year Swaption, SOFR, Put	DUB	6/24/25	4.065%	8,259

		Total Interest Rate Swaptions				$51,470

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	194,000,000	EUR	OTC French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$94,832

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $142,930)					$148,839

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 28, 2025, International Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	$17,440		OTC 5-Year Swaption, SOFR, Put	BCLY	9/25/25	4.350%	$1,644
2,700,000	117,720		OTC 5-Year Swaption, SOFR, Put	BOA	6/23/25	4.250%	6,968
800,000	34,880		OTC 5-Year Swaption, SOFR, Put	DUB	6/25/25	4.280%	1,964
2,700,000	117,720		OTC 5-Year Swaption, SOFR, Put	DUB	6/25/25	4.300%	6,286
800,000	34,880		OTC 5-Year Swaption, SOFR, Put	DUB	9/25/25	4.330%	3,415
2,300,000	100,280		OTC 5-Year Swaption, SOFR, Put	DUB	6/24/25	4.400%	4,024
300,000	7,455	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	UBS	3/11/25	2.210%	245
300,000	7,455	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	UBS	3/11/25	2.460%	257
200,000	8,720		OTC 10-Year Swaption, SOFR, Call	GSC	3/10/25	3.905%	2,494
300,000	13,080		OTC 10-Year Swaption, SOFR, Call	JPM	3/20/25	3.930%	4,931
500,000	21,800		OTC 10-Year Swaption, SOFR, Call	UBS	3/21/25	3.884%	6,989
200,000	8,720		OTC 10-Year Swaption, SOFR, Put	GSC	3/10/25	4.255%	6
300,000	13,080		OTC 10-Year Swaption, SOFR, Put	JPM	3/20/25	4.280%	104
500,000	21,800		OTC 10-Year Swaption, SOFR, Put	UBS	3/21/25	4.234%	277
200,000	4,970	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	72,288

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $110,448)				$111,892

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2025, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
$1,304,063	Canadian Imperial Bank of Commerce, 4.430% due 4/4/25	$1,304,062
4,661,719	Deutsche Bank Securities Inc., 4.400% due 3/6/25	4,661,719
	JPMorgan Chase & Co.:
2,347,625	4.420% due 3/4/25	2,347,625
256,469	4.440% due 3/7/25	256,469
1,378,255	4.440% due 3/12/25	1,378,255
2,728,750	4.430% due 4/3/25	2,728,750

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $12,676,880)	$12,676,880

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended February 28, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $5,302,953 and 4.764%, respectively.

At February 28, 2025, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 3/1/40(a)	$1,894,300
18,250,000	2.000% due 4/1/55(a)	14,571,638
700,000	2.500% due 4/1/55(a)	584,582
10,400,000	4.500% due 4/1/55(a)	9,991,880
4,700,000	5.000% due 3/1/42(a)	4,620,207
700,000	5.500% due 3/1/55(a)	700,374
16,200,000	6.000% due 4/1/41(a)	16,434,441

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $48,102,021)	$48,797,422

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2025, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond Futures	54	3/25	$3,564,777	$3,563,145	$(1,632)
Canada Government 10-Year Bond Futures	46	6/25	3,888,075	3,966,564	78,489
Canada Government 5-Year Bond Futures	8	6/25	638,750	640,962	2,212
Euro-BTP Futures	58	3/25	7,358,706	7,254,405	(104,301)
Euro-BTP Futures	121	6/25	15,106,579	15,094,029	(12,550)
Euro-Buxl 30-Year Bond Futures	11	3/25	1,594,861	1,480,914	(113,947)
Euro-OAT Futures	43	3/25	5,501,713	5,555,326	53,613

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro-OAT Futures	26	6/25	$3,394,227	$3,394,092	$(135)
Euro-Schatz Note Futures	53	3/25	5,895,025	5,878,113	(16,912)
U.S. Treasury 2-Year Note Futures	26	6/25	5,353,156	5,381,187	28,031
U.S. Treasury 5-Year Note Futures	84	6/25	8,930,250	9,066,750	136,500
U.S. Ultra Long Bond Futures	70	6/25	7,915,317	7,997,500	82,183
United Kingdom Treasury 10-Year Gilt Futures	38	6/25	4,424,802	4,465,618	40,816

					172,367

Contracts to Sell:
Australian Government 10-Year Bond Futures	112	3/25	7,886,141	7,888,293	(2,152)
Euro-Bobl Futures	28	6/25	3,451,459	3,453,336	(1,877)
Euro-Bund Futures	22	3/25	3,068,587	3,039,183	29,404
Japan Government 10-Year Bond Futures	18	3/25	16,784,243	16,716,122	68,121
U.S. Treasury 10-Year Note Futures	15	6/25	1,645,381	1,666,406	(21,025)
U.S. Treasury Long Bond Futures	1	6/25	114,430	118,094	(3,664)
U.S. Treasury Ultra Long Bond Futures	22	6/25	2,622,297	2,730,750	(108,453)

					(39,646)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$132,721

At February 28, 2025, International Fixed Income Fund had deposited cash of $807,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At February 28, 2025, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	4,986,956	USD	3,141,284	WFB	$3,093,909	3/4/25	$(47,375)
Brazilian Real	2,227,576	USD	386,480	BNP	378,353	3/6/25	(8,127)
Brazilian Real	1,621,347	USD	279,863	BNP	275,385	3/6/25	(4,478)
Brazilian Real	1,643,795	USD	283,657	BNP	279,197	3/6/25	(4,460)
Brazilian Real	1,157,379	USD	200,000	BNP	196,580	3/6/25	(3,420)
Brazilian Real	733,361	USD	127,000	BNP	123,739	4/2/25	(3,261)
Brazilian Real	2,023,481	USD	344,827	BNP	343,687	3/6/25	(1,140)
Brazilian Real	9,324,641	USD	1,627,337	GSC	1,573,327	4/2/25	(54,010)
Brazilian Real	8,689,689	USD	1,485,722	GSC	1,475,938	3/6/25	(9,784)
Brazilian Real	1,775,353	USD	299,754	GSC	299,552	4/2/25	(202)
Brazilian Real	582,877	USD	97,877	GSC	99,001	3/6/25	1,124
Brazilian Real	300,000	USD	48,701	GSC	50,618	4/2/25	1,917
British Pound	100,000	USD	126,465	BCLY	125,780	3/4/25	(685)
British Pound	6,460,189	USD	8,166,971	BNP	8,125,625	3/4/25	(41,346)
Canadian Dollar	10,545,916	USD	7,322,126	DUB	7,288,376	3/4/25	(33,750)
Canadian Dollar	881,000	USD	614,765	DUB	608,867	3/4/25	(5,898)
Canadian Dollar	932,563	USD	647,343	JPM	645,349	4/2/25	(1,994)
Canadian Dollar	214,647	USD	150,000	UBS	148,344	3/4/25	(1,656)
Chinese Offshore Renminbi	368,000	USD	50,422	BCLY	50,755	6/18/25	333
Chinese Offshore Renminbi	1,455,000	USD	201,584	BNP	200,677	6/18/25	(907)
Chinese Offshore Renminbi	437,000	USD	60,788	BNP	60,272	6/18/25	(516)
Chinese Offshore Renminbi	435,000	USD	60,261	BNP	59,996	6/18/25	(265)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Chinese Offshore Renminbi	587,000	USD	81,132	BNP	$80,961	6/18/25	$(171)
Chinese Offshore Renminbi	459,000	USD	63,397	BNP	63,306	6/18/25	(91)
Chinese Offshore Renminbi	1,161,000	USD	161,339	DUB	160,128	6/18/25	(1,211)
Chinese Offshore Renminbi	997,881	USD	139,000	GSC	137,400	5/19/25	(1,600)
Chinese Offshore Renminbi	7,953,224	USD	1,108,000	HSBC	1,094,860	5/15/25	(13,140)
Chinese Offshore Renminbi	3,190,975	USD	441,108	HSBC	439,208	5/12/25	(1,900)
Chinese Offshore Renminbi	3,205,340	USD	441,203	HSBC	441,185	5/12/25	(18)
Chinese Offshore Renminbi	2,888,938	USD	399,466	JPM	397,635	5/12/25	(1,831)
Chinese Offshore Renminbi	2,863,273	USD	394,662	JPM	394,102	5/12/25	(560)
Chinese Offshore Renminbi	920,000	USD	127,307	SCB	126,888	6/18/25	(419)
Chinese Offshore Renminbi	3,036,703	USD	420,945	WFB	417,973	5/12/25	(2,972)
Chinese Onshore Renminbi	2,676,283	USD	370,235	BNP	367,684	3/14/25	(2,551)
Chinese Onshore Renminbi	309,642	USD	42,833	BNP	42,528	3/10/25	(305)
Chinese Onshore Renminbi	339,521	USD	46,920	BNP	46,616	3/5/25	(304)
Chinese Onshore Renminbi	2,887,199	USD	402,537	BOA	396,412	3/5/25	(6,125)
Chinese Onshore Renminbi	1,166,561	USD	163,087	BOA	160,342	3/20/25	(2,745)
Chinese Onshore Renminbi	1,289,733	USD	179,719	DUB	177,272	3/20/25	(2,447)
Chinese Onshore Renminbi	658,691	USD	91,658	DUB	90,577	3/26/25	(1,081)
Chinese Onshore Renminbi	208,180	USD	28,766	GSC	28,593	3/10/25	(173)
Chinese Onshore Renminbi	1,664,625	USD	232,279	HSBC	228,554	3/5/25	(3,725)
Chinese Onshore Renminbi	1,235,042	USD	172,528	HSBC	170,027	4/11/25	(2,501)
Chinese Onshore Renminbi	2,908,332	USD	402,370	JPM	399,504	3/12/25	(2,866)
Chinese Onshore Renminbi	1,413,955	USD	196,952	SCB	194,434	3/26/25	(2,518)
Chinese Onshore Renminbi	1,190,141	USD	166,232	SCB	163,845	4/11/25	(2,387)
Chinese Onshore Renminbi	4,892,573	USD	682,367	SOG	673,463	4/9/25	(8,904)
Danish Krone	531,411	USD	74,775	WFB	73,907	3/4/25	(868)
Egyptian Pound	3,306,000	USD	60,000	DUB	60,122	8/25/25	122
Egyptian Pound	1,596,300	USD	30,000	GSC	29,878	6/18/25	(122)
Egyptian Pound	1,030,000	USD	20,000	GSC	19,947	4/7/25	(53)
Egyptian Pound	1,058,700	USD	20,000	GSC	19,984	5/29/25	(16)
Egyptian Pound	1,539,000	USD	30,000	HSBC	29,876	4/3/25	(124)
Egyptian Pound	1,056,600	USD	20,000	HSBC	19,905	6/3/25	(95)
Egyptian Pound	1,028,000	USD	20,000	HSBC	19,908	4/7/25	(92)
Egyptian Pound	1,101,400	USD	20,000	HSBC	20,021	8/26/25	21
Egyptian Pound	2,116,400	USD	40,000	JPM	39,979	5/27/25	(21)
Egyptian Pound	1,588,050	USD	30,000	SCB	29,904	6/4/25	(96)
Egyptian Pound	521,600	USD	10,000	SCB	9,962	4/30/25	(38)
Egyptian Pound	1,082,200	USD	20,000	SCB	19,964	7/22/25	(36)
Egyptian Pound	2,085,600	USD	40,000	SOG	39,831	4/30/25	(169)
Euro	162,000	USD	168,014	BCLY	168,026	3/4/25	12
Euro	31,472,456	USD	32,952,983	BNP	32,643,238	3/4/25	(309,745)
Euro	154,000	USD	160,023	BNP	159,729	3/4/25	(294)
Euro	232,000	USD	237,862	BNP	240,631	3/4/25	2,769
Euro	484,000	USD	506,990	DUB	502,005	3/4/25	(4,985)
Euro	189,000	USD	198,341	HSBC	196,030	3/4/25	(2,311)
Euro	1,400,000	USD	1,470,349	JPM	1,452,080	3/4/25	(18,269)
Hungarian Forint	5,470,082	USD	14,176	BOA	14,056	3/19/25	(120)
Indian Rupee	1,270,473	USD	14,544	BCLY	14,531	3/6/25	(13)
Indian Rupee	15,572,562	USD	180,683	BNP	177,914	3/21/25	(2,769)
Indian Rupee	8,418,064	USD	96,610	BNP	96,175	3/21/25	(435)
Indian Rupee	24,867,534	USD	287,842	HSBC	284,107	3/21/25	(3,735)
Indian Rupee	6,553,179	USD	76,098	HSBC	74,869	3/21/25	(1,229)
Indian Rupee	27,178,782	USD	314,704	JPM	310,512	3/21/25	(4,192)
Indian Rupee	17,499,872	USD	202,702	JPM	199,933	3/21/25	(2,769)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indian Rupee	17,424,621	USD	201,814	JPM	$199,073	3/21/25	$(2,741)
Indian Rupee	6,999,312	USD	81,080	JPM	79,966	3/21/25	(1,114)
Indian Rupee	6,971,250	USD	80,725	JPM	79,645	3/21/25	(1,080)
Indian Rupee	15,229,278	USD	174,788	JPM	174,184	3/6/25	(604)
Indian Rupee	23,030,424	USD	266,964	SCB	263,118	3/21/25	(3,846)
Indian Rupee	21,763,455	USD	249,353	SCB	248,918	3/6/25	(435)
Indonesian Rupiah	3,093,856,052	USD	190,397	BCLY	186,500	3/19/25	(3,897)
Indonesian Rupiah	4,012,364,411	USD	245,734	BNP	241,868	3/19/25	(3,866)
Indonesian Rupiah	2,251,218,464	USD	138,554	BNP	135,739	3/12/25	(2,815)
Indonesian Rupiah	2,252,581,514	USD	138,513	BNP	135,822	3/12/25	(2,691)
Indonesian Rupiah	3,091,180,617	USD	187,916	BNP	186,168	4/16/25	(1,748)
Indonesian Rupiah	1,195,392,976	USD	73,319	BNP	72,008	4/9/25	(1,311)
Indonesian Rupiah	2,206,533,174	USD	132,884	DUB	132,890	4/16/25	6
Indonesian Rupiah	2,283,432,883	USD	140,525	GSC	137,647	3/19/25	(2,878)
Indonesian Rupiah	2,867,541,054	USD	175,476	GSC	172,945	3/5/25	(2,531)
Indonesian Rupiah	1,557,413,286	USD	94,263	GSC	93,796	4/16/25	(467)
Indonesian Rupiah	1,681,579,956	USD	102,398	JPM	101,294	4/9/25	(1,104)
Indonesian Rupiah	1,489,203,000	USD	90,000	JPM	89,770	3/19/25	(230)
Indonesian Rupiah	3,137,883,198	USD	193,404	SCB	189,154	3/19/25	(4,250)
Indonesian Rupiah	2,324,804,111	USD	142,303	SCB	140,176	3/12/25	(2,127)
Israeli New Shekel	1,725,000	USD	481,889	BCLY	479,218	3/17/25	(2,671)
Japanese Yen	764,065,826	USD	5,107,986	BNP	5,076,681	3/4/25	(31,305)
Japanese Yen	50,900,000	USD	330,000	BOA	338,194	3/4/25	8,194
Japanese Yen	60,000,000	USD	406,757	HSBC	403,587	6/20/25	(3,170)
Japanese Yen	687,639,190	USD	4,597,748	JPM	4,568,879	3/4/25	(28,869)
Japanese Yen	100,000,000	USD	675,418	SCB	670,460	5/20/25	(4,958)
Japanese Yen	582,757,621	USD	3,903,789	UBS	3,872,015	3/4/25	(31,774)
Japanese Yen	640,753,410	USD	4,279,964	WFB	4,257,356	3/4/25	(22,608)
Korean Won	1,573,130,380	USD	1,099,092	BNP	1,077,085	3/12/25	(22,007)
Korean Won	187,529,912	USD	130,265	BNP	128,342	3/4/25	(1,923)
Korean Won	145,284,804	USD	100,000	BNP	99,479	3/13/25	(521)
Korean Won	620,926,451	USD	432,039	DUB	425,133	3/12/25	(6,906)
Korean Won	187,250,918	USD	129,792	DUB	128,151	3/4/25	(1,641)
Korean Won	68,641,940	USD	47,998	DUB	47,017	3/19/25	(981)
Korean Won	72,552,769	USD	50,000	GSC	49,659	3/6/25	(341)
Korean Won	72,801,651	USD	50,556	JPM	49,866	3/19/25	(690)
Malaysian Ringgit	549,613	USD	123,075	DUB	123,225	3/19/25	150
Mexican Peso	2,318,000	USD	112,964	BNP	112,532	3/19/25	(432)
Mexican Peso	3,255,000	USD	158,181	BNP	158,351	3/5/25	170
Mexican Peso	810,895	USD	39,704	GSC	39,372	3/18/25	(332)
Mexican Peso	4,247,000	USD	206,100	JPM	206,179	3/19/25	79
Mexican Peso	4,923,000	USD	237,021	JPM	238,996	3/19/25	1,975
New Taiwan Dollar	8,210,000	USD	250,000	BCLY	249,355	3/4/25	(645)
New Taiwan Dollar	1,629,112	USD	49,738	BCLY	49,484	3/5/25	(254)
New Taiwan Dollar	1,630,753	USD	49,727	BCLY	49,529	3/3/25	(198)
New Taiwan Dollar	8,188,403	USD	249,925	BNP	248,739	3/6/25	(1,186)
New Taiwan Dollar	6,560,652	USD	200,020	BNP	199,261	3/4/25	(759)
New Taiwan Dollar	4,493,021	USD	137,734	BNP	137,066	4/25/25	(668)
New Taiwan Dollar	1,629,900	USD	50,000	BNP	49,503	3/4/25	(497)
New Taiwan Dollar	5,487,797	USD	167,802	BNP	167,413	4/25/25	(389)
New Taiwan Dollar	1,645,624	USD	50,207	BNP	50,202	4/25/25	(5)
New Taiwan Dollar	78,109	USD	2,377	BOA	2,374	3/10/25	(3)
New Taiwan Dollar	1,631,300	USD	50,000	GSC	49,546	3/3/25	(454)
New Taiwan Dollar	1,958,789	USD	59,819	GSC	59,497	3/5/25	(322)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
New Taiwan Dollar	1,642,850	USD	50,087	GSC	$49,897	3/4/25	$(190)
New Taiwan Dollar	4,972,377	USD	152,865	GSC	152,684	7/16/25	(181)
New Taiwan Dollar	3,557,603	USD	109,381	GSC	109,241	7/16/25	(140)
New Taiwan Dollar	5,647,290	USD	172,489	HSBC	172,279	4/25/25	(210)
New Taiwan Dollar	3,987,035	USD	122,077	JPM	121,630	4/25/25	(447)
New Taiwan Dollar	5,526,408	USD	168,900	JPM	168,591	4/25/25	(309)
New Taiwan Dollar	3,317,209	USD	100,873	JPM	100,800	3/10/25	(73)
New Zealand Dollar	75,663	USD	42,740	BCLY	42,330	3/4/25	(410)
New Zealand Dollar	12,337	USD	7,043	DUB	6,902	3/4/25	(141)
Polish Zloty	618,090	USD	153,419	BNP	152,727	3/24/25	(692)
Polish Zloty	31,941	USD	7,759	BNP	7,895	3/17/25	136
Polish Zloty	729,672	USD	176,098	BNP	180,396	3/10/25	4,298
Polish Zloty	9,755	USD	2,402	DUB	2,411	3/17/25	9
Polish Zloty	639,519	USD	159,240	GSC	158,022	3/24/25	(1,218)
Polish Zloty	651,005	USD	155,080	GSC	160,948	3/10/25	5,868
Polish Zloty	75,628	USD	18,692	HSBC	18,687	3/24/25	(5)
Polish Zloty	39,305	USD	9,459	HSBC	9,715	3/17/25	256
Polish Zloty	34,680	USD	8,491	JPM	8,572	3/17/25	81
Polish Zloty	36,462	USD	8,801	SCB	9,012	3/17/25	211
Polish Zloty	39,253	USD	9,457	SCB	9,702	3/17/25	245
Polish Zloty	647,412	USD	159,426	SCB	159,972	3/24/25	546
Polish Zloty	740,372	USD	178,415	SCB	183,041	3/10/25	4,626
Polish Zloty	674,480	USD	166,871	SOG	166,660	3/24/25	(211)
Polish Zloty	765,425	USD	183,939	UBS	189,235	3/10/25	5,296
Singapore Dollar	274,601	USD	204,773	DUB	203,182	3/4/25	(1,591)
Singapore Dollar	70,795	USD	52,895	DUB	52,382	3/4/25	(513)
Singapore Dollar	1,202,608	USD	899,012	HSBC	889,832	3/4/25	(9,180)
Singapore Dollar	369,945	USD	276,615	JPM	273,729	3/4/25	(2,886)
Swiss Franc	92,000	USD	101,208	BOA	101,894	3/4/25	686
Swiss Franc	1,198,098	USD	1,339,651	WFB	1,326,944	3/4/25	(12,707)
Turkish Lira	5,853,226	USD	145,081	BCLY	144,739	6/25/25	(342)
Turkish Lira	5,118,526	USD	128,277	BCLY	128,166	6/10/25	(111)
Turkish Lira	2,526,248	USD	64,665	BCLY	64,851	5/13/25	186
Turkish Lira	13,698,820	USD	346,753	BCLY	347,211	5/27/25	458
Turkish Lira	6,559,484	USD	168,994	BCLY	169,631	5/5/25	637
Turkish Lira	24,629,689	USD	631,401	BCLY	632,268	5/13/25	867
Turkish Lira	4,771,162	USD	123,944	BCLY	125,441	4/17/25	1,497
Turkish Lira	3,710,872	USD	85,185	JPM	95,876	5/6/25	10,691
Turkish Lira	6,657,617	USD	149,475	JPM	172,010	5/6/25	22,535

							(800,215)

Contracts to Sell:
Australian Dollar	734,000	USD	456,458	BOA	455,373	3/4/25	1,085
Australian Dollar	158,000	USD	98,363	DUB	98,023	3/4/25	340
Australian Dollar	104,000	USD	65,339	HSBC	64,522	3/4/25	817
Australian Dollar	106,000	USD	66,560	JPM	65,762	3/4/25	798
Australian Dollar	3,884,956	USD	2,417,787	WFB	2,410,227	3/4/25	7,560
Australian Dollar	4,986,956	USD	3,142,002	WFB	3,094,617	4/2/25	47,385
Brazilian Real	2,700,000	USD	440,533	BNP	436,580	10/2/25	3,953
Brazilian Real	1,500,000	USD	246,832	BNP	242,544	10/2/25	4,288
Brazilian Real	8,673,579	USD	1,482,967	BNP	1,473,201	3/6/25	9,766
Brazilian Real	2,700,000	USD	483,698	BNP	455,566	4/2/25	28,132
Brazilian Real	300,000	USD	46,682	GSC	48,509	10/2/25	(1,827)
Brazilian Real	300,000	USD	54,215	GSC	50,618	4/2/25	3,597

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Brazilian Real	400,000	USD	71,541	GSC	$67,491	4/2/25	$4,050
Brazilian Real	500,000	USD	90,051	GSC	84,364	4/2/25	5,687
Brazilian Real	600,000	USD	107,012	GSC	101,237	4/2/25	5,775
Brazilian Real	700,000	USD	126,130	GSC	118,110	4/2/25	8,020
Brazilian Real	900,000	USD	160,992	GSC	151,855	4/2/25	9,137
Brazilian Real	8,500,000	USD	1,387,687	GSC	1,374,419	10/2/25	13,268
Brazilian Real	3,600,000	USD	650,501	GSC	607,421	4/2/25	43,080
Brazilian Real	9,272,566	USD	1,627,337	GSC	1,574,939	3/6/25	52,398
British Pound	6,119,189	USD	7,593,198	BNP	7,696,716	3/4/25	(103,518)
British Pound	231,000	USD	284,204	BNP	290,552	3/4/25	(6,348)
British Pound	6,460,189	USD	8,166,402	BNP	8,125,093	4/2/25	41,309
British Pound	210,000	USD	261,487	BOA	264,138	3/4/25	(2,651)
Canadian Dollar	164,860	USD	113,748	BOA	113,936	3/4/25	(188)
Canadian Dollar	124,000	USD	86,885	BOA	85,697	3/4/25	1,188
Canadian Dollar	10,532,554	USD	7,322,126	DUB	7,288,702	4/2/25	33,424
Canadian Dollar	933,753	USD	647,343	JPM	645,325	3/4/25	2,018
Canadian Dollar	10,418,393	USD	7,255,295	JPM	7,200,244	3/4/25	55,051
Chinese Offshore Renminbi	56,000	USD	7,707	BCLY	7,724	6/18/25	(17)
Chinese Offshore Renminbi	3,281,350	USD	448,658	BNP	452,571	6/18/25	(3,913)
Chinese Offshore Renminbi	3,883,493	USD	532,288	BNP	535,620	6/18/25	(3,332)
Chinese Offshore Renminbi	3,229,901	USD	443,006	BNP	444,565	5/12/25	(1,559)
Chinese Offshore Renminbi	3,205,218	USD	440,495	BNP	441,168	5/12/25	(673)
Chinese Offshore Renminbi	634,000	USD	86,842	BNP	87,443	6/18/25	(601)
Chinese Offshore Renminbi	107,173	USD	14,736	BNP	14,782	6/18/25	(46)
Chinese Offshore Renminbi	1,068,000	USD	147,750	BNP	147,301	6/18/25	449
Chinese Offshore Renminbi	1,686,000	USD	233,116	BNP	232,537	6/18/25	579
Chinese Offshore Renminbi	3,188,540	USD	439,550	BNP	438,872	5/12/25	678
Chinese Offshore Renminbi	900,000	USD	125,030	BNP	124,130	6/18/25	900
Chinese Offshore Renminbi	1,867,452	USD	258,044	BNP	257,037	5/12/25	1,007
Chinese Offshore Renminbi	8,498,970	USD	1,163,075	BOA	1,172,198	6/18/25	(9,123)
Chinese Offshore Renminbi	3,309,282	USD	452,100	BOA	455,491	5/12/25	(3,391)
Chinese Offshore Renminbi	3,488,000	USD	482,482	BOA	481,073	6/18/25	1,409
Chinese Offshore Renminbi	3,217,755	USD	439,344	GSC	442,894	5/12/25	(3,550)
Chinese Offshore Renminbi	3,187,692	USD	441,203	HSBC	441,281	8/20/25	(78)
Chinese Offshore Renminbi	924,000	USD	127,538	HSBC	127,440	6/18/25	98
Chinese Offshore Renminbi	3,355,557	USD	461,988	HSBC	461,861	5/12/25	127
Chinese Offshore Renminbi	1,884,876	USD	260,378	HSBC	259,435	5/12/25	943
Chinese Offshore Renminbi	3,178,845	USD	441,108	HSBC	439,153	7/16/25	1,955
Chinese Offshore Renminbi	3,439,286	USD	470,853	JPM	473,385	5/12/25	(2,532)
Chinese Offshore Renminbi	2,160,882	USD	296,064	JPM	298,034	6/18/25	(1,970)
Chinese Offshore Renminbi	2,852,893	USD	394,662	JPM	394,124	7/16/25	538
Chinese Offshore Renminbi	2,878,472	USD	399,466	JPM	397,657	7/16/25	1,809
Chinese Offshore Renminbi	890,486	USD	124,000	SCB	122,612	5/19/25	1,388
Chinese Offshore Renminbi	3,911,644	USD	542,620	SCB	538,401	5/12/25	4,219
Chinese Offshore Renminbi	7,958,432	USD	1,108,000	SCB	1,095,576	5/15/25	12,424
Chinese Offshore Renminbi	3,025,085	USD	420,945	WFB	417,912	7/16/25	3,033
Chinese Onshore Renminbi	4,894,279	USD	682,367	SOG	671,985	3/5/25	10,382
Danish Krone	539,348	USD	75,328	BCLY	75,141	4/2/25	187
Danish Krone	1,071,617	USD	149,688	HSBC	149,036	3/4/25	652
Danish Krone	7,230,000	USD	1,034,163	HSBC	1,030,744	4/1/26	3,419
Danish Krone	4,100,000	USD	604,777	HSBC	571,173	4/1/25	33,604
Danish Krone	530,499	USD	74,775	WFB	73,909	4/2/25	866
Euro	6,114,000	USD	6,376,964	BCLY	6,341,442	3/4/25	35,522
Euro	1,403,000	USD	1,465,302	BNP	1,455,192	3/4/25	10,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Euro	31,472,456	USD	33,001,325	BNP	$32,692,745	4/2/25	$308,580
Euro	484,000	USD	507,736	DUB	502,766	4/2/25	4,970
Euro	2,729,000	USD	2,845,048	HSBC	2,830,519	3/4/25	14,529
Euro	1,884,000	USD	1,973,308	JPM	1,954,085	3/4/25	19,223
Euro	21,963,456	USD	22,916,936	SCB	22,780,502	3/4/25	136,434
Indian Rupee	1,273,752	USD	14,544	BCLY	14,537	4/4/25	7
Indian Rupee	32,531,979	USD	370,664	BNP	371,953	3/11/25	(1,289)
Indian Rupee	25,578,529	USD	291,236	BNP	292,472	3/10/25	(1,236)
Indian Rupee	38,252,661	USD	438,100	BNP	437,513	3/6/25	587
Indian Rupee	16,725,216	USD	192,470	BNP	191,082	3/21/25	1,388
Indian Rupee	13,045,185	USD	150,000	BOA	149,129	3/13/25	871
Indian Rupee	7,544,468	USD	86,561	JPM	86,195	3/21/25	366
Indian Rupee	6,948,469	USD	79,765	JPM	79,385	3/21/25	380
Indian Rupee	15,245,359	USD	174,788	JPM	174,175	3/21/25	613
Indian Rupee	24,819,289	USD	285,963	JPM	283,556	3/21/25	2,407
Indian Rupee	4,313,440	USD	49,651	SCB	49,281	3/21/25	370
Indian Rupee	21,787,393	USD	249,353	SCB	248,917	3/21/25	436
Indian Rupee	12,500,908	USD	143,550	SCB	142,821	3/21/25	729
Indonesian Rupiah	1,193,853,277	USD	73,319	BNP	72,003	3/5/25	1,316
Indonesian Rupiah	3,087,328,339	USD	187,916	BNP	186,154	3/12/25	1,762
Indonesian Rupiah	2,203,410,408	USD	132,884	DUB	132,857	3/12/25	27
Indonesian Rupiah	1,555,339,500	USD	94,263	GSC	93,781	3/12/25	482
Indonesian Rupiah	1,679,224,802	USD	102,398	JPM	101,276	3/5/25	1,122
Israeli New Shekel	413,000	USD	114,863	BCLY	114,734	3/17/25	129
Israeli New Shekel	563,178	USD	158,156	BCLY	156,455	3/17/25	1,701
Israeli New Shekel	938,764	USD	263,594	BCLY	260,796	3/17/25	2,798
Israeli New Shekel	180,000	USD	49,840	BNP	50,005	3/17/25	(165)
Israeli New Shekel	1,085,778	USD	301,866	BNP	301,637	3/17/25	229
Israeli New Shekel	180,000	USD	49,335	BOA	50,006	3/17/25	(671)
Israeli New Shekel	265,000	USD	72,911	GSC	73,619	3/17/25	(708)
Israeli New Shekel	179,000	USD	49,975	HSBC	49,727	3/17/25	248
Israeli New Shekel	478,711	USD	134,575	HSBC	132,990	3/17/25	1,585
Israeli New Shekel	255,000	USD	71,734	JPM	70,840	3/17/25	894
Japanese Yen	72,600,000	USD	472,801	BCLY	482,376	3/4/25	(9,575)
Japanese Yen	30,266,752	USD	196,953	BCLY	201,101	3/4/25	(4,148)
Japanese Yen	50,800,000	USD	335,009	BCLY	337,530	3/4/25	(2,521)
Japanese Yen	8,500,000	USD	56,715	BCLY	56,667	4/2/25	48
Japanese Yen	100,000,000	USD	683,841	BCLY	670,461	5/20/25	13,380
Japanese Yen	1,139,695,031	USD	7,363,584	BNP	7,572,473	3/4/25	(208,889)
Japanese Yen	761,534,819	USD	5,107,986	BNP	5,076,902	4/2/25	31,084
Japanese Yen	189,525,037	USD	1,223,252	BOA	1,259,261	3/4/25	(36,009)
Japanese Yen	169,128,854	USD	1,093,301	BOA	1,123,742	3/4/25	(30,441)
Japanese Yen	218,779,157	USD	1,424,095	DUB	1,453,634	3/4/25	(29,539)
Japanese Yen	60,000,000	USD	400,173	GSC	403,587	6/20/25	(3,414)
Japanese Yen	50,000,000	USD	371,443	GSC	343,044	1/5/26	28,399
Japanese Yen	6,730,504	USD	43,591	HSBC	44,720	3/4/25	(1,129)
Japanese Yen	86,046,229	USD	573,640	HSBC	573,642	4/2/25	(2)
Japanese Yen	90,053,000	USD	589,312	JPM	598,339	3/4/25	(9,027)
Japanese Yen	60,000,000	USD	437,801	JPM	411,654	1/5/26	26,147
Japanese Yen	685,359,167	USD	4,597,748	JPM	4,569,064	4/2/25	28,684
Japanese Yen	580,821,342	USD	3,903,789	UBS	3,872,145	4/2/25	31,644
Japanese Yen	738,672,992	USD	4,770,341	WFB	4,907,963	3/4/25	(137,622)
Japanese Yen	106,100,000	USD	708,743	WFB	704,960	3/4/25	3,783
Japanese Yen	638,633,116	USD	4,279,964	WFB	4,257,557	4/2/25	22,407

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Korean Won	14,143,264	USD	9,749	BCLY	$9,688	3/19/25	$61
Korean Won	113,451,515	USD	76,644	BNP	77,709	3/19/25	(1,065)
Korean Won	377,119,654	USD	257,728	BNP	258,311	3/19/25	(583)
Korean Won	22,161,508	USD	15,368	BNP	15,174	3/12/25	194
Korean Won	20,823,137	USD	14,468	BNP	14,257	3/12/25	211
Korean Won	42,952,200	USD	30,000	BNP	29,396	3/4/25	604
Korean Won	144,577,712	USD	100,000	BNP	98,947	3/4/25	1,053
Korean Won	1,565,711,509	USD	1,099,092	BNP	1,077,231	6/12/25	21,861
Korean Won	1,404,786,303	USD	964,786	BOA	961,824	3/12/25	2,962
Korean Won	68,326,113	USD	47,998	DUB	47,024	6/18/25	974
Korean Won	186,366,555	USD	129,792	DUB	128,176	6/5/25	1,616
Korean Won	187,250,918	USD	130,071	DUB	128,151	3/4/25	1,920
Korean Won	617,989,320	USD	432,039	DUB	425,185	6/12/25	6,854
Korean Won	36,590,006	USD	24,971	HSBC	25,063	3/19/25	(92)
Korean Won	63,433,717	USD	43,707	HSBC	43,449	3/19/25	258
Korean Won	857,816,193	USD	591,475	HSBC	587,326	3/12/25	4,149
Korean Won	13,815,686	USD	9,519	JPM	9,463	3/19/25	56
Korean Won	13,431,470	USD	9,318	JPM	9,200	3/19/25	118
Korean Won	72,852,713	USD	50,556	JPM	49,864	3/6/25	692
Korean Won	28,888,717	USD	19,733	SCB	19,787	3/19/25	(54)
Korean Won	45,200,162	USD	31,020	SCB	30,948	3/12/25	72
Malaysian Ringgit	2,861,529	USD	638,592	BCLY	641,562	3/19/25	(2,970)
Malaysian Ringgit	4,787,857	USD	1,081,623	BCLY	1,073,449	3/19/25	8,174
Malaysian Ringgit	6,470,037	USD	1,454,349	GSC	1,450,597	3/19/25	3,752
Mexican Peso	6,483,038	USD	316,988	BCLY	314,731	3/19/25	2,257
Mexican Peso	2,381,000	USD	114,759	BNP	115,833	3/5/25	(1,074)
Mexican Peso	2,640,000	USD	127,710	BNP	128,164	3/19/25	(454)
Mexican Peso	759	USD	37	GSC	37	3/5/25	—
Mexican Peso	2,888,006	USD	139,088	UBS	140,498	3/5/25	(1,410)
New Taiwan Dollar	1,630,753	USD	49,738	BCLY	49,530	3/3/25	208
New Taiwan Dollar	8,210,000	USD	250,305	BCLY	249,355	3/4/25	950
New Taiwan Dollar	8,108,447	USD	244,983	BNP	247,360	4/25/25	(2,377)
New Taiwan Dollar	8,413,629	USD	255,028	BNP	256,670	4/25/25	(1,642)
New Taiwan Dollar	8,257,648	USD	251,145	BNP	251,911	4/25/25	(766)
New Taiwan Dollar	8,381,118	USD	255,748	BNP	255,678	4/25/25	70
New Taiwan Dollar	5,460,780	USD	167,802	BNP	167,680	7/16/25	122
New Taiwan Dollar	3,174,141	USD	96,590	BNP	96,421	3/6/25	169
New Taiwan Dollar	3,397,432	USD	103,410	BNP	103,238	3/10/25	172
New Taiwan Dollar	4,469,744	USD	137,734	BNP	137,249	7/16/25	485
New Taiwan Dollar	8,190,552	USD	249,925	BNP	248,764	3/4/25	1,161
New Taiwan Dollar	4,304,117	USD	133,461	BNP	131,303	4/25/25	2,158
New Taiwan Dollar	77,487	USD	2,377	BOA	2,386	8/20/25	(9)
New Taiwan Dollar	1,642,850	USD	50,000	GSC	49,897	3/4/25	103
New Taiwan Dollar	1,631,300	USD	49,744	GSC	49,546	3/3/25	198
New Taiwan Dollar	3,585,495	USD	109,381	GSC	108,908	3/5/25	473
New Taiwan Dollar	5,010,593	USD	152,865	GSC	152,207	3/6/25	658
New Taiwan Dollar	5,621,589	USD	172,489	HSBC	172,618	7/16/25	(129)
New Taiwan Dollar	2,255,511	USD	70,023	HSBC	68,808	4/25/25	1,215
New Taiwan Dollar	4,470,556	USD	137,895	HSBC	136,381	4/25/25	1,514
New Taiwan Dollar	12,285,453	USD	374,066	JPM	374,785	4/25/25	(719)
New Taiwan Dollar	3,290,175	USD	100,873	JPM	101,312	8/20/25	(439)
New Taiwan Dollar	8,440,830	USD	257,413	JPM	257,499	4/25/25	(86)
New Taiwan Dollar	5,499,384	USD	168,900	JPM	168,866	7/16/25	34
New Taiwan Dollar	3,965,427	USD	122,077	JPM	121,764	7/16/25	313

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
New Taiwan Dollar	6,565,600	USD	200,000	JPM	$199,562	3/13/25	$438
New Taiwan Dollar	3,562,456	USD	109,766	SCB	108,678	4/25/25	1,088
New Zealand Dollar	12,337	USD	7,047	DUB	6,906	4/2/25	141
New Zealand Dollar	88,000	USD	49,725	DUB	49,231	3/4/25	494
Peruvian Sol	1,196,525	USD	314,709	DUB	323,525	5/27/25	(8,816)
Peruvian Sol	1,022,732	USD	269,349	GSC	276,904	3/24/25	(7,555)
Peruvian Sol	994,093	USD	264,485	GSC	269,029	4/11/25	(4,544)
Peruvian Sol	378,355	USD	100,221	GSC	102,372	4/21/25	(2,151)
Peruvian Sol	377,654	USD	100,221	GSC	102,182	4/21/25	(1,961)
Peruvian Sol	672,552	USD	180,638	GSC	181,633	7/30/25	(995)
Peruvian Sol	389,103	USD	103,603	SCB	105,237	5/12/25	(1,634)
Peruvian Sol	263,364	USD	70,079	SCB	71,257	4/22/25	(1,178)
Romanian New Leu	291,104	USD	60,102	BCLY	60,519	5/12/25	(417)
Singapore Dollar	55,457	USD	41,170	BNP	41,034	3/4/25	136
Singapore Dollar	120,232	USD	88,686	BOA	88,962	3/4/25	(276)
Singapore Dollar	397,073	USD	294,953	BOA	293,802	3/4/25	1,151
Singapore Dollar	100,496	USD	74,607	DUB	74,467	4/2/25	140
Singapore Dollar	70,696	USD	52,895	DUB	52,385	4/2/25	510
Singapore Dollar	274,212	USD	204,773	DUB	203,190	4/2/25	1,583
Singapore Dollar	207,674	USD	154,720	GSC	153,662	3/4/25	1,058
Singapore Dollar	1,200,990	USD	899,012	HSBC	889,931	4/2/25	9,081
Singapore Dollar	1,132,408	USD	835,892	JPM	837,890	3/4/25	(1,998)
Singapore Dollar	369,428	USD	276,615	JPM	273,745	4/2/25	2,870
Singapore Dollar	105,704	USD	78,398	SCB	78,213	3/4/25	185
South African Rand	209,306	USD	11,037	BCLY	11,171	3/19/25	(134)
South African Rand	582,000	USD	31,188	BNP	31,063	3/19/25	125
South African Rand	2,775,340	USD	150,138	BNP	148,125	3/19/25	2,013
Swiss Franc	1,290,720	USD	1,429,014	BOA	1,429,526	3/4/25	(512)
Swiss Franc	1,194,120	USD	1,339,651	WFB	1,327,117	4/2/25	12,534
Thai Baht	222,000	USD	6,618	UBS	6,488	5/19/25	130
Turkish Lira	2,663,128	USD	69,970	BCLY	72,858	3/5/25	(2,888)

							629,071

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(171,144)

At February 28, 2025, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
iBoxx Investment Grade Index	SOFR	3.258%	PAM	6/20/25	BNP	USD 7,800,000	$67,030	$84,863	$(17,833)
iBoxx Investment Grade Index	SOFR	3.311%	PAM	3/20/25	JPM	USD 5,200,000	122,873	66,691	56,182

							$189,903	$151,554	$38,349

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2025, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	BNP	MYR 800,000	$(442)	$(580)	$138
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	GSC	MYR 1,040,000	(573)	(1,170)	597
Pay	3-Month MYR-KLIBOR	3.750%	3/19/30	3-Month	GSC	MYR 1,000,000	2,021	1,638	383
Pay	3-Month MYR-KLIBOR	3.500%	9/18/29	3-Month	JPM	MYR 1,610,000	(773)	(638)	(135)
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	JPM	MYR 2,090,000	(1,152)	(2,516)	1,364
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	SCB	MYR 3,480,000	(1,919)	(2,552)	633
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR 1,510,000	(1,583)	9,565	(11,148)
Receive	3-Month MYR-KLIBOR	3.750%	9/18/34	3-Month	BNP	MYR 1,050,000	(673)	(2,898)	2,225
Receive	3-Month MYR-KLIBOR	3.750%	3/19/35	3-Month	JPM	MYR 1,990,000	(958)	1,514	(2,472)
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	BNP	CNY 177,500,000	(141,950)	(27,265)	(114,685)
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	BNP	CNY 2,700,000	9,897	3,411	6,486
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	SCB	CNY 93,300,000	(74,614)	43,106	(117,720)

							$(212,719)	$21,615	$(234,334)

At February 28, 2025, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	900,000	$2,683	$(28,224)	$30,907
Pay	3-Month FRA New Zealand Bank Bill	4.750%	6/19/29	6-Month	NZD	1,800,000	46,078	(1,236)	47,314
Pay	3-Month Stockholm Interbank Offered Rate	2.474%	2/3/30	12-Month	SEK	4,400,000	2,522	—	2,522
Pay	6-Month Australian Bank Bill	3.750%	3/19/30	6-Month	AUD	17,700,000	(110,970)	14,428	(125,398)
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	200,000	(1,906)	(12,380)	10,474
Pay	6-Month Australian Bank Bill	4.250%	3/19/35	6-Month	AUD	1,200,000	(1,469)	(545)	(924)
Pay	6-Month Australian Bank Bill	4.500%	3/19/35	6-Month	AUD	5,300,000	61,151	14,685	46,466
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(19,290)	—	(19,290)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(11,176)	—	(11,176)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(7,443)	—	(7,443)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(13,189)	—	(13,189)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(111,553)	141,469	(253,022)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(65,664)	176,898	(242,562)
Pay	6-Month EURIBOR	2.343%	1/10/30	12-Month	EUR	3,400,000	20,890	3,599	17,291
Pay	6-Month EURIBOR	2.500%	3/19/30	12-Month	EUR	10,300,000	156,842	(234,674)	391,516
Pay	6-Month EURIBOR	2.500%	3/19/35	12-Month	EUR	10,788,000	174,591	(363,398)	537,989
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	123,469	47,415	76,054
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	31,230	—	31,230
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	21,815	6,520	15,295
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	47,197	11,996	35,201
Receive	6-Month EURIBOR	2.250%	3/19/55	12-Month	EUR	3,285,000	(23,212)	(125,761)	102,549
Receive	6-Month EURIBOR	2.500%	3/19/27	12-Month	EUR	1,700,000	(12,674)	(12,536)	(138)
Receive	6-Month EURIBOR	2.710%	8/6/34	12-Month	EUR	800,000	(39,279)	—	(39,279)
Receive	6-Month EURIBOR	2.833%	8/15/33	12-Month	EUR	800,000	(44,962)	—	(44,962)
Receive	6-Month EURIBOR	2.849%	8/15/33	12-Month	EUR	1,100,000	(63,330)	—	(63,330)
Receive	6-Month EURIBOR	2.857%	8/15/33	12-Month	EUR	2,800,000	(162,933)	—	(162,933)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(92,642)	(33,464)	(59,178)
Receive	6-Month EURIBOR	3.280%	11/22/33	12-Month	EUR	100,000	(8,181)	—	(8,181)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	130,000,000	$(56,420)	$(4,651)	$(51,769)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(218,981)	(164,853)	(54,128)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(18,517)	(1,479)	(17,038)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(140,337)	(28,522)	(111,815)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	40,000,000	(80,879)	(61,872)	(19,007)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.750%	3/19/27	12-Month	JPY	570,000,000	(5,088)	628	(5,716)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	80,000,000	(11,991)	776	(12,767)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/32	12-Month	JPY	860,000,000	(33,276)	(15,354)	(17,922)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(9,514)	(2,958)	(6,556)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/35	12-Month	JPY	800,000,000	(122,162)	(65,211)	(56,951)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(166,759)	(92,913)	(73,846)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	77,542	(20,457)	97,999
Receive	Bank of Japan Uncollateralized Overnight Call Rate	1.500%	9/18/54	12-Month	JPY	63,500,000	36,309	9,937	26,372
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	400,000	(10,823)	(29,897)	19,074
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,000,000	11,661	(2,988)	14,649
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	10,230	(10,586)	20,816
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	24,523	(3,864)	28,387
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	42,970	(371)	43,341
Receive	Canadian Overnight Repo Rate Average	2.850%	6/1/33	6-Month	CAD	300,000	(3,365)	2,521	(5,886)
Receive	Canadian Overnight Repo Rate Average	2.880%	9/1/33	6-Month	CAD	400,000	(4,906)	—	(4,906)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/33	6-Month	CAD	200,000	(3,854)	723	(4,577)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/34	6-Month	CAD	700,000	(12,969)	98	(13,067)
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	(42,652)	(1,311)	(41,341)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(81,512)	144,403	(225,915)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/18/34	6-Month	CAD	200,000	(6,626)	(4,815)	(1,811)
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(30,203)	(2,465)	(27,738)
Pay	Euro Short-Term Rate Market Index	1.795%	10/11/29	12-Month	EUR	2,700,000	(24,322)	—	(24,322)
Pay	Euro Short-Term Rate Market Index	1.923%	10/11/29	12-Month	EUR	1,800,000	(5,746)	—	(5,746)
Pay	Euro Short-Term Rate Market Index	2.028%	10/11/29	12-Month	EUR	800,000	(538)	2,642	(3,180)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/19/30	6-Month	INR	25,600,000	(3,268)	(2,076)	(1,192)
Pay	Israeli Shekel 3-Month Rate	4.095%	9/19/29	12-Month	ILS	500,000	2,315	—	2,315
Pay	Israeli Shekel 3-Month Rate	4.175%	10/2/29	12-Month	ILS	1,200,000	6,867	—	6,867

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Israeli Shekel 3-Month Rate	4.180%	10/1/29	12-Month	ILS	5,500,000	$31,801	$(13,345)	$45,146
Pay	Israeli Shekel 3-Month Rate	4.280%	9/27/29	12-Month	ILS	1,600,000	11,183	—	11,183
Receive	Singapore Overnight Rate Average	2.500%	3/19/27	6-Month	SGD	1,400,000	(3,560)	2,084	(5,644)
Receive	Singapore Overnight Rate Average	2.750%	9/18/29	6-Month	SGD	4,720,000	(56,962)	(190)	(56,772)
Pay	SOFR	3.970%	1/15/35	12-Month	USD	200,000	3,076	—	3,076
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	15,598	—	15,598
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	56,451	3,719	52,732
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	125,480	(3,697)	129,177
Receive	SOFR	3.000%	3/19/27	12-Month	USD	12,760,000	198,621	261,813	(63,192)
Receive	SOFR	3.000%	3/19/30	12-Month	USD	4,220,000	136,379	196,514	(60,135)
Receive	SOFR	3.250%	3/19/35	12-Month	USD	7,080,000	307,885	478,303	(170,418)
Receive	SOFR	3.250%	12/20/53	12-Month	USD	100,000	8,759	11,616	(2,857)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	400,000	33,182	47,355	(14,173)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	120,239	50,178	70,061
Receive	SOFR	3.500%	6/20/54	12-Month	USD	300,000	15,246	14,915	331
Receive	SOFR	3.595%	8/19/34	12-Month	USD	400,000	8,128	—	8,128
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	5,593	—	5,593
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	11,625	—	11,625
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	50,662	24,288	26,374
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	2,961	(2,001)	4,962
Receive	SOFR	3.765%	2/15/55	12-Month	USD	1,100,000	(3,443)	—	(3,443)
Receive	SOFR	3.773%	3/4/55	12-Month	USD	400,000	(1,819)	—	(1,819)
Receive	SOFR	3.806%	2/15/55	12-Month	USD	200,000	(3,127)	—	(3,127)
Receive	SOFR	3.813%	10/31/31	12-Month	USD	1,500,000	(7,302)	1,332	(8,634)
Receive	SOFR	3.815%	11/15/34	12-Month	USD	700,000	(3,456)	—	(3,456)
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000	(2,031)	—	(2,031)
Receive	SOFR	3.838%	5/31/29	12-Month	USD	9,100,000	(41,683)	—	(41,683)
Receive	SOFR	3.840%	6/30/31	12-Month	USD	1,300,000	(6,152)	—	(6,152)
Receive	SOFR	3.843%	11/15/34	12-Month	USD	1,200,000	(8,633)	—	(8,633)
Receive	SOFR	3.844%	11/15/34	12-Month	USD	1,500,000	(10,824)	—	(10,824)
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000	(1,478)	—	(1,478)
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000	(3,399)	—	(3,399)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000	(5,622)	—	(5,622)
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000	(2,520)	—	(2,520)
Receive	SOFR	3.908%	3/4/35	12-Month	USD	400,000	(4,331)	—	(4,331)
Receive	SOFR	3.931%	11/15/54	12-Month	USD	300,000	(11,033)	—	(11,033)
Receive	SOFR	3.954%	11/15/54	12-Month	USD	200,000	(8,176)	—	(8,176)
Receive	SOFR	3.959%	11/15/54	12-Month	USD	400,000	(16,722)	—	(16,722)
Receive	SOFR	3.964%	11/15/54	12-Month	USD	300,000	(12,810)	—	(12,810)
Receive	SOFR	3.981%	5/31/29	12-Month	USD	1,300,000	(13,238)	—	(13,238)
Receive	SOFR	3.998%	11/15/54	12-Month	USD	1,100,000	(53,617)	—	(53,617)
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	22,627	(10,342)	32,969
Receive	SOFR	4.018%	5/31/29	12-Month	USD	1,400,000	(16,238)	—	(16,238)
Receive	SOFR	4.020%	5/15/26	PAM	USD	2,500,000	(2,711)	—	(2,711)
Receive	SOFR	4.036%	8/15/34	12-Month	USD	1,300,000	(27,768)	—	(27,768)
Receive	SOFR	4.050%	5/31/29	12-Month	USD	2,800,000	(36,046)	—	(36,046)
Receive	SOFR	4.051%	5/31/29	12-Month	USD	900,000	(11,610)	—	(11,610)
Receive	SOFR	4.053%	8/15/34	12-Month	USD	200,000	(4,536)	—	(4,536)
Receive	SOFR	4.055%	8/15/34	12-Month	USD	2,000,000	(45,757)	354	(46,111)
Receive	SOFR	4.079%	8/15/34	12-Month	USD	1,300,000	(32,191)	—	(32,191)
Receive	SOFR	4.110%	8/15/34	12-Month	USD	900,000	(24,500)	—	(24,500)
Receive	SOFR	4.111%	11/15/54	12-Month	USD	640,000	(44,115)	—	(44,115)
Receive	SOFR	4.130%	11/15/54	12-Month	USD	660,000	(47,668)	—	(47,668)
Receive	SOFR	4.174%	8/15/34	12-Month	USD	1,600,000	(51,661)	—	(51,661)
Receive	SOFR	4.220%	8/15/34	12-Month	USD	400,000	(14,372)	—	(14,372)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	(16,424)	143,567	(159,991)
Pay	South Korea Daily Closing of 3-Month Certificate of Deposit	3.000%	3/19/30	3-Month	KRW	54,700,000	825	660	165

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	$(110,453)	$(11,885)	$(98,568)
Pay	Sterling Overnight Index Average	3.750%	9/18/34	12-Month	GBP	2,050,000	(58,652)	(181,186)	122,534
Pay	Sterling Overnight Index Average	4.000%	3/17/28	12-Month	GBP	11,200,000	42,500	34,710	7,790
Pay	Sterling Overnight Index Average	4.000%	9/18/29	12-Month	GBP	16,113,000	(1,065)	117,865	(118,930)
Receive	Sterling Overnight Index Average	3.000%	6/17/35	12-Month	GBP	1,100,000	108,760	18,443	90,317
Receive	Sterling Overnight Index Average	3.750%	9/18/54	12-Month	GBP	1,800,000	183,689	60,786	122,903
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	808	—	808
Pay	Thai Overnight Repurchase Rate	1.908%	12/19/29	3-Month	THB	3,440,000	591	—	591
Receive	Thai Overnight Repurchase Rate	2.750%	9/18/34	3-Month	THB	18,990,000	(34,660)	(306)	(34,354)

							$(343,392)	$495,427	$(838,819)

At February 28, 2025, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	12/20/29	3-Month	BNP	0.291%	USD	320,000	$(10,608)	$(10,571)	$(37)
South Korea Government Bonds, AA	(1.000)%	12/20/29	3-Month	GSC	0.292%	USD	450,000	(14,918)	(14,865)	(53)

								$(25,526)	$(25,436)	$(90)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Appreciation
Petroleos Mexicanos, NR	4.750%	7/6/26	1-Month	DUB	N/A(a)	USD	700,000	$4,020	$—	$4,020
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.085%	USD	300,000	1,434	(7,348)	8,782

								$5,454	$(7,348)	$12,802

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/25 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit iTraxx Europe Series 42 5-Year Index, NR	(1.000)%	12/20/29	3-Month	0.538%	EUR	2,700,000	$(64,324)	$(58,067)	$(6,257)
Markit CDX North America Investment Grade Series 43 10-Year Index, NR	(1.000)%	12/20/34	3-Month	0.907%	USD	6,600,000	(59,260)	(38,716)	(20,544)
Markit iTraxx Europe Series 42 10-Year Index, NR	(1.000)%	12/20/34	3-Month	0.950%	EUR	4,400,000	(28,023)	(10,978)	(17,045)

							$(151,607)	$(107,761)	$(43,846)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Corporate Issue and Index — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/25 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Series 43 5-Year Index, NR	1.000%	12/20/29	3-Month	0.501%	USD	50,200,000	$1,202,120	$1,123,780	$78,340
Ford Motor Credit Co. LLC, BBB	5.000%	6/20/25	3-Month	0.335%	USD	200,000	4,849	7,947	(3,098)

							$1,206,969	$1,131,727	$75,242

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

At February 28, 2025, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)	Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation

Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.459% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	9/17/30	GSC	JPY 550,000,000	USD 3,603,427	$(50,986)	$(9,290)	$(41,696)

Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.470% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/18/26	GSC	JPY 2,662,200,000	USD 18,342,922	664,671	1,377,049	(712,378)

						$613,685	$1,367,759	$(754,074)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2025, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,299,000 for open centrally cleared swap contracts.

At February 28, 2025, International Fixed Income Fund had cash collateral from brokers in the amount of $216,000 for open OTC swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
BRL	— Brazilian Real	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNH	— Chinese Yuan Renminbi Offshore	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	SCB	— Standard Chartered Bank
HKD	— Hong Kong Dollar	SOG	— Societe Generale SA
ILS	— Israeli New Shekel	UBS	— UBS Securities LLC
INR	— Indian Rupee	WFB	— Wells Fargo Bank
JPY	— Japanese Yen
KRW	— Korean Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
THB	— Thai Baht
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 92.2%

Alabama — 4.1%
$220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	$238,294
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,073,658
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
965,000	A1(a)	Series A, 5.250% due 1/1/54(b)	1,023,265
1,400,000	Aa1(a)	Series C, 5.000% due 2/1/30	1,481,158

		Total Alabama	3,816,375

Alaska — 0.2%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	94,196
45,000	BBB-	Series B1, 4.000% due 6/1/50	44,998

		Total Alaska	139,194

Arizona — 2.4%
420,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(c)	390,463
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,113,903
500,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	560,919
200,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	199,421

		Total Arizona	2,264,706

California — 12.1%
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	868,599
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System, Series A, 5.250% due 12/1/40	1,113,465
		California School Finance Authority, Revenue Bonds:
640,000	BBB-	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	662,769
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	236,554
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	1,004,696
1,000,000	A+	Series D, 5.000% due 11/1/46	1,077,430
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(c)	849,821
100,000	NR	CSCDA Community Improvement Authority, Revenue Bonds, Series B, 4.000% due 12/1/59(c)	65,363
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,554,575
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,076,579
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	597,228
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	506,964
1,000,000	AA-	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series A, 5.500% due 5/1/55(d)	1,087,229
475,000	Aa3(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	482,825

		Total California	11,184,097

Colorado — 5.5%
1,000,000	AA+	Arapahoe County School District No. 5 Cherry Creek, GO, 5.250% due 12/15/44	1,123,894
1,010,000	AAA	Board of Water Commissioners City & County of Denver (The), Revenue Bonds, Series A, 5.000% due 9/15/44	1,116,675
		Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated:
500,000	AA	Series A, 3.000% due 11/15/51	389,098

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Colorado — 5.5% — (continued)
$485,000	AA	Series A, 5.000% due 11/15/59(b)	$524,932
500,000	AA	Mesa County Valley School District No 51 Grand Junction, GO, 5.250% due 12/1/43	563,463
1,000,000	AA	Town of Johnstown, Water Revenue, Revenue Bonds, 5.000% due 12/1/48	1,077,723
240,000	Aa1(a)	University of Colorado, Revenue Bonds, Series A, 5.000% due 6/1/36	280,274

		Total Colorado	5,076,059

Connecticut — 0.7%
		State of Connecticut, GO:
500,000	AA-	Series E, 5.000% due 11/15/28	540,869
100,000	AA-	Series G, 5.000% due 11/15/41	112,525

		Total Connecticut	653,394

District of Columbia — 1.6%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	470,033
1,000,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 5.000% due 10/1/27(d)	1,044,275

		Total District of Columbia	1,514,308

Florida — 5.9%
480,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	480,037
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,050,540
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	650,162
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(c)	99,736
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	210,414
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	555,543
65,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	64,895
780,000	AA	JEA Electric System Revenue, Revenue Bonds, Series 2024A, 5.000% due 10/1/39	892,818
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	275,610
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,046,839
100,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	107,869

		Total Florida	5,434,463

Georgia — 3.6%
300,000	AA	City of Gainesville, Water & Sewerage Revenue, Revenue Bonds, 5.000% due 11/15/41	336,787
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,537,533
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	457,067

		Total Georgia	3,331,387

Idaho — 1.2%
1,000,000	A	Idaho Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 3/1/41	1,107,903

Illinois — 2.0%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/39(d)	1,078,176
300,000	Aa1(a)	Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.000% due 12/1/41	333,002
		State of Illinois, GO:
260,000	A-	Series C, 5.000% due 12/1/45	273,328
150,000	A-	Series C, 5.000% due 12/1/46	157,242

		Total Illinois	1,841,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Indiana — 2.0%
$650,000	AA	Indiana Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 1/1/43	$712,494
500,000	AA+	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series D, 6.000% due 2/1/48	570,245
500,000	Aa2(a)	IPS Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/44	539,268

		Total Indiana	1,822,007

Kansas — 0.3%
250,000	Aaa(a)	Kansas Development Finance Authority, Revenue Bonds, Series R, 5.000% due 5/1/41	277,577

Kentucky — 0.2%
230,000	NR	City of Henderson, Revenue Bonds, Pratt Paper LLC Project, AMT, Series A, 4.450% due 1/1/42(c)(d)	231,097

Maryland — 2.5%
		City of Baltimore, Tax Allocation, Harbor Point Project:
125,000	NR	Series A, 2.800% due 6/1/25(c)	124,658
135,000	NR	Series A, 2.850% due 6/1/26(c)	133,433
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	565,767
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(d)	653,036
725,000	AAA	State of Maryland, GO, Series A, 5.000% due 6/1/34	826,352

		Total Maryland	2,303,246

Massachusetts — 1.9%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,150,939
550,000	AA+	Commonwealth of Massachusetts, GO, Series C, 5.000% due 10/1/48	588,062

		Total Massachusetts	1,739,001

Michigan — 3.4%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	967,003
500,000	AA-	Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Series C, 5.250% due 7/1/48	546,230
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,091,358
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	536,965

		Total Michigan	3,141,556

Nebraska — 1.7%
500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	527,131
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,089,735

		Total Nebraska	1,616,866

New Jersey — 3.0%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	105,968
		New Jersey Economic Development Authority, Revenue Bonds:
500,000	A-	Golden Door Charter School Project, Series A, 5.000% due 6/15/42	513,482
110,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	111,092
810,000	A-	Series GGG, 5.250% due 9/1/25(c)	819,343
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,000,000	A-	Series A, 4.000% due 6/15/40	994,655
240,000	A-	Series AA, 5.000% due 6/15/42	264,677

		Total New Jersey	2,809,217

New Mexico — 1.1%
1,000,000	Aa1(a)	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Series A, 5.000% due 11/1/39(b)	1,002,194

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

New York — 9.3%
$1,000,000	AA	City of New York, GO, Series B, 5.250% due 10/1/47	$1,075,340
		New York City Municipal Water Finance Authority, Revenue Bonds:
500,000	AA+	Series CC1, 4.000% due 6/15/51	481,578
500,000	AA+	Series DD1, 5.000% due 6/15/49	517,278
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	Aa1(a)	Series A, 5.250% due 3/15/37	1,072,053
500,000	AA+	Series B, Unrefunded Portion, 5.000% due 2/15/43	516,010
		New York State Thruway Authority, Revenue Bonds:
180,000	AA+	Series A, 4.125% due 3/15/52	175,584
1,000,000	A+	Series P, 5.000% due 1/1/40	1,131,384
225,000	Baa2(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(d)	225,992
		Port Authority of New York & New Jersey, Revenue Bonds:
1,000,000	AA-	Series 230, 3.000% due 12/1/31	1,002,287
500,000	AA-	Series 241, 5.000% due 7/15/41	559,164
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,116,444
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	711,465

		Total New York	8,584,579

North Carolina — 0.6%
500,000	AA	City of Fayetteville, Public Works Commission Revenue, Revenue Bonds, 5.000% due 3/1/26	511,720

North Dakota — 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	445,334

Ohio — 4.9%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	64,197
100,000	NR	Series B2, 5.000% due 6/1/55	91,564
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,040,817
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	592,613
495,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 6.000% due 3/1/55	542,744
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/44	1,103,215
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,126,152

		Total Ohio	4,561,302

Oklahoma — 0.2%
200,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/27	208,753

Oregon — 1.2%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	1,080,552

Pennsylvania — 2.7%
500,000	A+	Commonwealth of Pennsylvania, GO, Series B, 5.000% due 8/15/36	578,307
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,144,083
830,000	A+	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/46	795,552

		Total Pennsylvania	2,517,942

Puerto Rico — 1.0%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	660,565
225,000	NR	Series A1, zero coupon due 7/1/46	75,703
216,000	NR	Series A2, 4.784% due 7/1/58	213,851

		Total Puerto Rico	950,119

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Tennessee — 0.4%
$245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	$261,387
95,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	105,379

		Total Tennessee	366,766

Texas — 8.7%
415,000	Aaa(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	421,303
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	350,065
100,000	BB	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(d)	100,291
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	566,130
1,000,000	AA-	City of San Antonio, Electric & Gas Systems Revenue, Revenue Bonds, Series A, 5.000% due 2/1/35	1,153,731
100,000	Aaa(a)	Crowley Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/48	107,001
500,000	AAA	Dalhart Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/42	538,748
1,000,000	AAA	Fort Bend Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/15/44	1,086,264
315,000	Aaa(a)	New Caney Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	349,812
390,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	368,856
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	788,727
1,000,000	AAA	Plano Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	1,113,759
1,000,000	AA	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 12/1/44	1,089,778

		Total Texas	8,034,465

Utah — 0.5%
500,000	Aaa(a)	Canyons School District, GO, School Bonds Guaranty Program, 2.500% due 6/15/30	474,650

Virginia — 0.8%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	563,333
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	81,667
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(d)	89,010

		Total Virginia	734,010

Washington — 3.8%
370,000	AA+	Pierce County School District No 10 Tacoma, GO, School Bonds Guaranty Program, 5.000% due 12/1/44	406,602
1,000,000	Aaa(a)	Snohomish County School District No 15 Edmonds, GO, School Bonds Guaranty Program, 5.000% due 12/1/42	1,107,341
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,601,264
		Washington State Housing Finance Commission, Revenue Bonds:
100,000	BB(e)	Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	100,637
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	281,608

		Total Washington	3,497,452

West Virginia — 0.5%
435,000	AA-	State of West Virginia, GO, Series A, 5.000% due 6/1/26	447,316

Wisconsin — 1.7%
500,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	527,138
1,000,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.250% due 9/1/26	1,001,233

		Total Wisconsin	1,528,371

		TOTAL MUNICIPAL BONDS (Cost — $84,329,688)	85,249,726

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Security	Value

SHORT-TERM INVESTMENTS — 7.2%

TIME DEPOSITS — 7.2%
$5,396,116	JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	$5,396,116
1,295,494	Skandinaviska Enskilda Banken AB — Stockholm, 3.680% due 3/3/25	1,295,494

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,691,610)	6,691,610

	TOTAL INVESTMENTS — 99.4% (Cost — $91,021,298)	91,941,336

	Other Assets in Excess of Liabilities — 0.6%	601,492

	TOTAL NET ASSETS — 100.0%	$92,542,828

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $4,674,851 and represents 5.1% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service.

At February 28, 2025, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$91,021,298	$1,684,200	$(764,162)	$920,038

Abbreviations used in this schedule:
AMT	— Alternative Minimum Tax
GO	— General Obligation
PSF-GTD	— Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Industry^
General Obligation	29.3%
School District	12.2
Water and Sewer	9.5
Health Care Providers & Services	9.3
Airport	6.4
Utilities	5.0
Single Family Housing	4.1
Education	3.8
Transportation	2.9
Tobacco Settlement	2.7
Power	2.7
Development	2.1
Higher Education	1.4
Multifamily Housing	0.6
Bond Bank	0.6
Nursing Homes	0.1
Short-Term Investments	7.3

Total Investments	100.0%

^	As a percentage of total investments.

See pages 273-274 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 111.4%
	U.S. Treasury Inflation Indexed Bonds:
$2,421,768	2.000% due 1/15/26	$2,444,725
2,104,567	1.750% due 1/15/28	2,131,186
2,909,403	3.625% due 4/15/28	3,110,971
1,605,218	2.500% due 1/15/29	1,670,651
2,394,016	3.875% due 4/15/29	2,624,495
42,673	3.375% due 4/15/32(a)	47,458
846,910	2.125% due 2/15/40	858,841
936,767	2.125% due 2/15/41	948,605
1,955,422	0.750% due 2/15/42	1,578,976
1,770,822	0.625% due 2/15/43	1,371,888
3,344,825	1.375% due 2/15/44	2,936,641
2,975,355	0.750% due 2/15/45	2,285,381
2,783,838	1.000% due 2/15/46	2,221,652
1,817,328	0.875% due 2/15/47	1,394,999
2,201,325	1.000% due 2/15/48	1,717,399
1,505,052	1.000% due 2/15/49	1,161,868
1,178,477	0.250% due 2/15/50(a)	731,493
1,454,676	0.125% due 2/15/51	853,857
1,020,366	0.125% due 2/15/52(a)	589,205
2,123,480	1.500% due 2/15/53	1,794,230
2,056,700	2.125% due 2/15/54	2,001,946
800,144	2.375% due 2/15/55	822,047
	U.S. Treasury Inflation Indexed Notes:
4,013,922	0.125% due 10/15/25	4,015,874
4,462,886	0.625% due 1/15/26	4,452,675
2,767,935	0.125% due 4/15/26	2,740,019
4,786,059	0.125% due 7/15/26	4,744,898
4,273,389	0.125% due 10/15/26	4,224,745
5,134,663	0.375% due 1/15/27	5,066,065
2,794,475	0.125% due 4/15/27	2,730,115
3,883,472	0.375% due 7/15/27	3,822,099
6,392,460	1.625% due 10/15/27(b)	6,475,816
8,416,419	0.500% due 1/15/28(b)	8,225,463
1,052,190	1.250% due 4/15/28	1,048,109
4,538,889	0.750% due 7/15/28	4,465,048
5,770,240	2.375% due 10/15/28(b)	5,990,093
3,112,276	0.875% due 1/15/29	3,048,560
1,122,396	2.125% due 4/15/29(b)	1,151,597
4,647,838	0.250% due 7/15/29	4,430,498
1,604,832	1.625% due 10/15/29	1,620,645
5,201,123	0.125% due 1/15/30	4,867,250
3,902,112	0.125% due 7/15/30	3,632,717
5,346,640	0.125% due 1/15/31	4,908,122
7,312,523	0.125% due 7/15/31(b)	6,669,150
4,326,414	0.125% due 1/15/32	3,886,517
9,233,040	0.625% due 7/15/32(b)	8,561,875
10,701,152	1.125% due 1/15/33(b)	10,200,870
6,962,439	1.375% due 7/15/33(b)	6,757,693
2,258,784	1.750% due 1/15/34	2,245,536
4,123,821	1.875% due 7/15/34(b)	4,149,280
2,200,132	2.125% due 1/15/35	2,252,707

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $167,248,155)	161,682,550

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

MORTGAGE-BACKED SECURITIES — 14.1%

FHLMC — 3.4%
			Federal Home Loan Mortgage Corp. (FHLMC):
$87,880			3.000% due 7/1/52	$76,640
356,278			6.500% due 10/1/53	368,739
4,191,062			6.000% due 3/1/54	4,276,567
297,284			5.000% due 7/1/54	292,451

			Total FHLMC	5,014,397

FNMA — 8.0%
			Federal National Mortgage Association (FNMA):
32,661			4.000% due 3/1/50	30,953
172,100			3.000% due 5/1/52	150,049
84,092			4.500% due 10/1/52	81,122
3,200,000			4.000% due 3/1/55(c)	2,995,975
4,600,000			4.500% due 3/1/55(c)	4,426,853
1,810,143			5.500% due 5/1/54	1,817,802
2,000,000			6.500% due 4/1/55(c)	2,058,260

			Total FNMA	11,561,014

GNMA — 2.7%
			Government National Mortgage Association II (GNMA)
4,000,000			3.500% due 3/20/55(c)	3,665,772
287,881			3.500% due 11/20/52	264,371

			Total GNMA	3,930,143

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $20,248,403)	20,505,554

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%

Asset Backed Securities — 7.1%
400,000		Aaa(d)	AIMCO CLO, Series 2015-AA, Class AR3, 5.553% (3-Month Term SOFR + 1.250%) due 10/17/34(e)(f)	400,669
300,000	EUR	AAA	Arbour CLO VI DAC, Series 6A, Class AR, 3.706% (3-Month EURIBOR + 1.150%) due 11/15/37(e)(f)	312,591
143,902		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.614% (3-Month Term SOFR + 1.312%) due 1/15/32(e)(f)	144,317
89,459		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.409% (1-Month Term SOFR + 1.089%) due 6/25/34(e)	97,055
171,328		AAA	BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.523% (3-Month Term SOFR + 1.200%) due 11/15/30(e)(f)	171,596
253,267	EUR	Aaa(d)	Cairn CLO X DAC, Series 2018-10A, Class AR, 3.565% (3-Month EURIBOR + 0.780%) due 10/15/31(e)(f)	262,772
500,000		AAA	Canyon CLO Ltd., Series 2020-1A, Class AR2, 5.382% (3-Month Term SOFR + 1.080%) due 7/15/34(e)(f)	499,956
184,779	EUR	Aaa(d)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 3.306% (3-Month EURIBOR + 0.750%) due 11/15/31(e)(f)	191,279
			Credit-Based Asset Servicing & Securitization LLC:
140,774		CCC	Series 2005-CB3, Class M4, 3.789% (1-Month Term SOFR + 1.164%) due 6/25/35(e)	136,155
641,124		D	Series 2007-CB6, Class A3, 4.654% (1-Month Term SOFR + 0.334%) due 7/25/37(e)(f)	419,246
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(d)	Series 2004-7, Class MV5, 4.081% (1-Month Term SOFR + 1.839%) due 11/25/34(e)	132,387
227,365		CC	Series 2007-1, Class 1A, 4.574% (1-Month Term SOFR + 0.254%) due 7/25/37(e)	210,454
48,775		D	Series 2007-6, Class 1A, 4.834% (1-Month Term SOFR + 0.514%) due 9/25/37(e)	44,187
246,221		CCC	Series 2007-8, Class 1A1, 4.624% (1-Month Term SOFR + 0.304%) due 11/25/37(e)	231,882
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 3.665% (3-Month EURIBOR + 0.880%) due 4/15/34(e)(f)	517,951
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 3.496% (3-Month EURIBOR + 0.980%) due 11/20/34(e)(f)	724,704

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Asset Backed Securities — 7.1% — (continued)
$458,853		BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.534% (1-Month Term SOFR + 1.214%) due 5/25/37(e)(f)	$446,408
17,907		Caa3(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	9,578
125,967		Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.585% (3-Month Term SOFR + 1.292%) due 4/20/31(e)(f)	126,273
146,796		Caa2(d)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.674% (1-Month Term SOFR + 0.354%) due 8/25/36(e)	57,831
266,202		Aaa(d)	Magnetite XII Ltd., Series 2015-12A, Class AR4, 5.452% (3-Month Term SOFR + 1.150%) due 10/15/31(e)(f)	266,537
764,737	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 3.576% (3-Month EURIBOR + 0.690%) due 12/15/31(e)(f)	792,539
			Option One Mortgage Loan Trust:
80,656		CC	Series 2007-1, Class 1A1, 4.574% (1-Month Term SOFR + 0.254%) due 1/25/37(e)	51,416
75,193		D	Series 2007-2, Class 1A1, 4.574% (1-Month Term SOFR + 0.254%) due 3/25/37(e)	49,880
520,550	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class AR, 3.526% (3-Month EURIBOR + 0.970%) due 5/15/33(e)(f)	541,582
87,222		AA-	RASC Trust, Series 2006-KS3, Class M1, 4.929% (1-Month Term SOFR + 0.444%) due 4/25/36(e)	86,418
398,576		Aaa(d)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 5.500% (3-Month Term SOFR + 1.200%) due 10/25/31(e)(f)	398,964
88,619		Ca(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-HE2, Class A2C, 4.734% (1-Month Term SOFR + 0.414%) due 7/25/36(e)	34,582
			Soundview Home Loan Trust:
185,069		Caa3(d)	Series 2007-OPT1, Class 1A1, 4.634% (1-Month Term SOFR + 0.314%) due 6/25/37(e)	124,735
42,865		CCC	Series 2007-OPT2, Class 2A3, 4.614% (1-Month Term SOFR + 0.294%) due 7/25/37(e)	38,058
463,031	EUR	Aaa(d)	St Paul’s CLO DAC, Series 4A, Class ARR1, 3.503% (3-Month EURIBOR + 0.830%) due 4/25/30(e)(f)	480,667
482,156		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.433% (3-Month Term SOFR + 1.140%) due 1/20/32(e)(f)	483,066
615,205		AAA	Tralee CLO VI Ltd., Series 2019-6A, Class A1RR, 5.520% (3-Month Term SOFR + 1.220%) due 10/25/32(e)(f)	616,150
500,000		AAA	Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR, 5.630% (3-Month Term SOFR + 1.330%) due 1/25/34(e)(f)	501,543
600,000		AAA	Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R, 5.640% (3-Month Term SOFR + 1.340%) due 1/25/34(e)(f)	601,356
			Voya CLO Ltd.:
55,539		Aaa(d)	Series 2017-1A, Class A1R, 5.514% (3-Month Term SOFR + 1.212%) due 4/17/30(e)(f)	55,599
38,171		AAA	Series 2017-2A, Class A1R, 5.544% (3-Month Term SOFR + 1.242%) due 6/7/30(e)(f)	38,203

			Total Asset Backed Securities	10,298,586

Mortgage Securities — 4.3%
			Alternative Loan Trust:
157,170		Caa2(d)	Series 2006-HY11, Class A1, 4.674% (1-Month Term SOFR + 0.354%) due 6/25/36(e)	146,206
25,933		WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	21,837
356,761		Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	295,040
12,146		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.715% due 5/25/33(e)	11,425
19,902		WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.794% (1-Month Term SOFR + 0.474%) due 3/25/35(e)(f)	19,637
			CHL Mortgage Pass-Through Trust:
401,512		WR(d)	Series 2005-HYB6, Class 2A1, 5.067% due 10/20/35(e)	379,364
38,158		WR(d)	Series 2005-HYB9, Class 2A1, 7.210% (1-Year Term SOFR + 2.465%) due 2/20/36(e)	34,874
79,098		WR(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	38,446
116,394		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	52,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mortgage Securities — 4.3% — (continued)
			Citigroup Mortgage Loan Trust:
$2,707		WR(d)	Series 2004-HYB2, Class 2A, 6.762% due 3/25/34(e)	$2,450
103,555		Caa2(d)	Series 2007-AR4, Class 1A1A, 4.752% due 3/25/37(e)	87,300
12,395		CCC(g)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	12,087
74,518		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.584% (1-Month Term SOFR + 0.264%) due 9/29/36(e)(f)	73,494
117,617		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	115,912
			Government National Mortgage Association (GNMA):
209,743		NR	Series 2018-H15, Class FG, 5.461% (1-Year Term SOFR + 0.865%) due 8/20/68(e)	209,506
495,067		NR	Series 2023-H11, Class FC, 5.446% (30-Day Average SOFR + 1.100%) due 5/20/73(e)	504,963
2,582,165		NR	Series 2023-H19, Class FA, 5.246% (30-Day Average SOFR + 0.900%) due 8/20/73(e)	2,607,229
2,736		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.106% (1-Month Term SOFR + 0.794%) due 6/20/35(e)	2,592
36,920		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 5.074% (1-Month Term SOFR + 0.754%) due 7/25/45(e)	28,906
99,617		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.894% (1-Month Term SOFR + 0.574%) due 3/25/36(e)	93,579
57,172		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.809% (1-Month Term SOFR + 1.497%) due 12/15/31(e)(f)	55,411
185,114		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 6.734% (1-Month Term SOFR + 2.414%) due 12/25/37(e)	177,581
600,000		Aaa(d)	LUX Trust LION, Class A, 7.002% (1-Month Term SOFR + 2.690%) due 8/15/40(e)(f)	607,603
2,792		WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.906% (1-Month Term SOFR + 0.594%) due 6/15/30(e)	2,711
			New Residential Mortgage Loan Trust:
27,688		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	26,970
133,741		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	128,345
511,519		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	166,394
420,086		Ca(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 4.934% (1-Month Term SOFR + 0.614%) due 5/25/36(e)	215,553
48,280		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 5.068% (1-Month Term SOFR + 0.754%) due 4/19/27(e)	47,027
61,538		Aaa(d)	VMC Finance LLC, Series 2022-FL5, Class A, 6.240% (30-Day Average SOFR + 1.900%) due 2/18/39(e)(f)	61,442
			WaMu Mortgage Pass-Through Certificates Trust:
4,235		Baa1(d)	Series 2002-AR2, Class A, 4.240% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	4,064
1,923		WR(d)	Series 2002-AR17, Class 1A, 5.886% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	1,838

			Total Mortgage Securities	6,232,723

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $17,548,296)	16,531,309

SOVEREIGN BONDS — 4.7%

Canada — 0.3%
			Canadian Government Real Return Bonds:
550,635	CAD	AAA	4.250% due 12/1/26	405,083
62,016	CAD	AAA	0.500% due 12/1/50	35,482

			Total Canada	440,565

France — 0.8%
			French Republic Government Bonds OAT:
721,962	EUR	AA-u(g)	0.100% due 3/1/26(f)	747,214
241,028	EUR	AA-u(g)	0.100% due 7/25/31(f)	239,721
118,327	EUR	AA-u(g)	0.100% due 7/25/38(f)	105,313

			Total France	1,092,248

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Italy — 2.5%
			Italy Buoni Poliennali Del Tesoro:
$3,104,743	EUR	NR	1.400% due 5/26/25(f)	$3,233,156
366,579	EUR	Baa3u(d)	0.400% due 5/15/30(f)	367,044

			Total Italy	3,600,200

Japan — 1.0%
			Japanese Government CPI Linked Bonds:
65,634,550	JPY	A1(d)	0.100% due 3/10/28	454,045
148,039,180	JPY	A1(d)	0.100% due 3/10/29	1,024,674

			Total Japan	1,478,719

Mexico — 0.1%
2,519,265	MXN	BBB-(g)	Mexican Udibonos, 4.000% due 8/24/34	112,472

			TOTAL SOVEREIGN BONDS (Cost — $7,854,365)	6,724,204

CORPORATE BONDS & NOTES — 0.1%

Banks — 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	123,043
34,507	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	3,808

			Total Banks	126,851

Diversified Financial Services — 0.0%@
98,771	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	11,047
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	9,970
			Realkredit Danmark AS, Covered Notes:
18,031	DKK	AAA	1.000% due 10/1/53	1,986
172,880	DKK	AAA	1.500% due 10/1/53	19,888

			Total Diversified Financial Services	42,891

			TOTAL CORPORATE BONDS & NOTES (Cost — $234,866)	169,742

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $213,134,085)	205,613,359

SHORT-TERM INVESTMENTS — 1.1%

TIME DEPOSITS — 1.1%
6,625	DKK		BBH — New York, 1.250% due 3/3/25	921
183,088	NZD		BNP Paribas — Paris, 2.160% due 3/3/25	102,428
			DNB — Oslo:
125,224	SEK		1.040% due 3/3/25	11,632
21,130	AUD		2.920% due 3/3/25	13,109
92,297	SGD		HSBC Bank — Singapore, 1.210% due 3/3/25	68,292
1,038,804			JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	1,038,804
71,079	GBP		Royal Bank of Canada — London, 3.410% due 3/3/25	89,404
			Skandinaviska Enskilda Banken AB — Stockholm:
58,979	CHF		0.010% due 3/3/25	65,322
246,403	EUR		1.570% due 3/3/25	255,569
485	NOK		3.250% due 3/3/25	43
3,483,014	JPY		Sumitomo Mitsui Banking Corp. — Tokyo, 0.110% due 3/3/25	23,142

			TOTAL SHORT-TERM INVESTMENTS (Cost — $1,668,666)	1,668,666

			TOTAL INVESTMENTS — 142.8% (Cost — $214,802,751)	207,282,025

			Liabilities in Excess of Other Assets — (42.8)%	(62,103,668)

			TOTAL NET ASSETS — 100.0%	$145,178,357

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $14,659,318 and represents 10.1% of net assets.

(g)	Rating by Fitch Ratings Service.

At February 28, 2025, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$214,802,751	$6,335,969	$(13,729,002)	$(7,393,033)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	78.0%
Mortgage-Backed Securities	9.9
Collateralized Mortgage Obligations	8.0
Sovereign Bonds	3.2
Corporate Bonds & Notes	0.1
Short-Term Investments	0.8

Total Investments	100.0%

^	As a percentage of total investments.

At February 28, 2025, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,900,000	171,465	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	1/25/27	2.440%	$76,685
5,900,000	146,615	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	10/6/25	3.150%	128,031
6,900,000	171,465	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	1/25/27	2.440%	42,699
5,900,000	146,615	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	10/6/25	3.150%	1,225

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $259,270)				$248,640

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2025, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
$107,625	Bank of America, 4.450% due 3/11/25	$107,625
48,673,755	Nomura Securities International, Inc., 4.440% due 3/27/25	48,673,755

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $48,781,380)	$48,781,380

For the period ended February 28, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $47,698,933 and 4.772%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2025, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor Futures	107	9/26	$27,175,016	$27,205,458	$30,442
Australian Government 10-Year Bond Futures	22	3/25	1,561,095	1,549,486	(11,609)
Euro-Bobl Futures	11	6/25	1,355,921	1,356,668	747
Euro-BTP Futures	20	3/25	2,509,599	2,501,519	(8,080)
Euro-Bund Futures	14	3/25	1,961,594	1,934,025	(27,569)
U.S. Treasury 5-Year Note Futures	27	6/25	2,890,688	2,914,313	23,625
U.S. Ultra Long Bond Futures	61	6/25	6,864,819	6,969,250	104,431

					111,987

Contracts to Sell:
3-Month Euro-Euribor Futures	107	9/25	27,174,653	27,192,972	(18,319)
Euro-Buxl 30-Year Bond Futures	11	3/25	1,594,425	1,480,914	113,511
Euro-OAT Futures	20	3/25	2,608,558	2,583,873	24,685
Euro-OAT Futures	11	6/25	1,436,014	1,435,962	52
Euro-Schatz Note Futures	55	3/25	6,111,857	6,099,929	11,928
U.S. Treasury 2-Year Note Futures	121	6/25	24,892,914	25,043,219	(150,305)
U.S. Treasury 10-Year Note Futures	117	6/25	12,833,975	12,997,969	(163,994)
U.S. Treasury Ultra Long Bond Futures	18	6/25	2,156,102	2,234,250	(78,148)

					(260,590)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(148,603)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2025, Inflation-Linked Fixed Income Fund had deposited cash of $681,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At February 28, 2025, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	2,351,860	USD	397,734	BCLY	$399,462	3/6/25	$1,728
Brazilian Real	1,758,610	USD	305,115	BNP	298,699	3/6/25	(6,416)
Brazilian Real	1,280,014	USD	220,945	BNP	217,410	3/6/25	(3,535)
Brazilian Real	1,297,732	USD	223,940	BNP	220,419	3/6/25	(3,521)
Brazilian Real	868,034	USD	150,000	BNP	147,435	3/6/25	(2,565)
Brazilian Real	1,666,394	USD	283,975	BNP	283,036	3/6/25	(939)
Brazilian Real	9,280,858	USD	1,590,577	JPM	1,565,940	4/2/25	(24,637)
Brazilian Real	9,228,528	USD	1,577,850	JPM	1,567,459	3/6/25	(10,391)
Brazilian Real	713,803	USD	121,000	JPM	120,438	4/2/25	(562)
British Pound	272,000	USD	337,520	BNP	342,121	3/4/25	4,601
Canadian Dollar	2,306,434	USD	1,601,379	DUB	1,593,998	3/4/25	(7,381)
Chinese Offshore Renminbi	1,092,000	USD	151,292	BNP	150,612	6/18/25	(680)
Chinese Offshore Renminbi	364,000	USD	50,634	BNP	50,204	6/18/25	(430)
Chinese Offshore Renminbi	362,000	USD	50,148	BNP	49,928	6/18/25	(220)
Chinese Offshore Renminbi	440,000	USD	60,808	BNP	60,686	6/18/25	(122)
Chinese Offshore Renminbi	319,000	USD	43,900	BNP	43,998	6/18/25	98
Chinese Offshore Renminbi	368,000	USD	50,432	BNP	50,755	6/18/25	323
Chinese Offshore Renminbi	374,909	USD	51,826	HSBC	51,603	5/12/25	(223)
Chinese Offshore Renminbi	376,596	USD	51,837	HSBC	51,835	5/12/25	(2)
Chinese Offshore Renminbi	297,958	USD	41,200	JPM	41,011	5/12/25	(189)
Chinese Offshore Renminbi	295,308	USD	40,704	JPM	40,646	5/12/25	(58)
Euro	75,000	USD	78,116	BCLY	77,908	4/2/25	(208)
Euro	77,000	USD	78,948	BCLY	79,865	3/4/25	917
Euro	8,236,000	USD	8,623,438	BNP	8,542,381	3/4/25	(81,057)
Euro	97,000	USD	101,557	SCB	100,608	3/4/25	(949)
Indian Rupee	1,039,510	USD	11,900	BCLY	11,889	3/6/25	(11)
Indian Rupee	7,271,959	USD	84,374	BNP	83,081	3/21/25	(1,293)
Indian Rupee	3,931,106	USD	45,115	BNP	44,912	3/21/25	(203)
Indian Rupee	11,612,515	USD	134,415	HSBC	132,671	3/21/25	(1,744)
Indian Rupee	3,060,183	USD	35,536	HSBC	34,962	3/21/25	(574)
Indian Rupee	6,007,375	USD	69,000	HSBC	68,633	3/21/25	(367)
Indian Rupee	12,691,820	USD	146,959	JPM	145,002	3/21/25	(1,957)
Indian Rupee	8,171,936	USD	94,656	JPM	93,363	3/21/25	(1,293)
Indian Rupee	8,136,854	USD	94,242	JPM	92,962	3/21/25	(1,280)
Indian Rupee	3,268,475	USD	37,862	JPM	37,342	3/21/25	(520)
Indian Rupee	3,255,351	USD	37,696	JPM	37,192	3/21/25	(504)
Indian Rupee	12,460,287	USD	143,008	JPM	142,514	3/6/25	(494)
Indian Rupee	72,857,117	USD	835,695	MLP	832,379	3/21/25	(3,316)
Indian Rupee	10,754,588	USD	124,665	SCB	122,869	3/21/25	(1,796)
Indian Rupee	17,806,455	USD	204,016	SCB	203,660	3/6/25	(356)
Indonesian Rupiah	2,159,022,317	USD	132,867	BCLY	130,148	3/19/25	(2,719)
Indonesian Rupiah	1,862,373,312	USD	114,228	BNP	112,185	4/9/25	(2,043)
Indonesian Rupiah	2,368,409,304	USD	143,978	BNP	142,638	4/16/25	(1,340)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indonesian Rupiah	2,893,516,563	USD	174,256	DUB	$174,263	4/16/25	$7
Indonesian Rupiah	3,698,132,073	USD	227,274	HSBC	222,926	3/19/25	(4,348)
Indonesian Rupiah	5,231,964,712	USD	320,429	JPM	315,467	3/12/25	(4,962)
Indonesian Rupiah	4,467,513,568	USD	273,209	JPM	269,442	3/5/25	(3,767)
Indonesian Rupiah	2,619,818,082	USD	159,531	JPM	157,812	4/9/25	(1,719)
Indonesian Rupiah	2,890,702,941	USD	178,169	SCB	174,254	3/19/25	(3,915)
Israeli New Shekel	86,000	USD	23,941	BCLY	23,892	3/17/25	(49)
Japanese Yen	30,600,000	USD	201,581	BCLY	203,316	3/4/25	1,735
Japanese Yen	40,504,724	USD	270,785	BNP	269,125	3/4/25	(1,660)
Japanese Yen	48,736,219	USD	325,864	JPM	323,818	3/4/25	(2,046)
Japanese Yen	29,000,000	USD	188,016	MLP	192,685	3/4/25	4,669
Korean Won	694,106,072	USD	484,948	BNP	475,238	3/12/25	(9,710)
Korean Won	72,570,131	USD	50,000	BNP	49,671	3/6/25	(329)
Korean Won	28,634,800	USD	19,891	BNP	19,597	3/4/25	(294)
Korean Won	273,967,687	USD	190,626	DUB	187,579	3/12/25	(3,047)
Korean Won	141,744,362	USD	99,115	DUB	97,089	3/19/25	(2,026)
Korean Won	100,743,741	USD	69,830	DUB	68,947	3/4/25	(883)
Korean Won	51,552,364	USD	35,546	HSBC	35,297	3/12/25	(249)
Korean Won	72,818,931	USD	50,568	JPM	49,878	3/19/25	(690)
Korean Won	72,259,000	USD	50,194	MLP	49,453	3/4/25	(741)
Korean Won	72,639,000	USD	50,000	MLP	49,737	3/13/25	(263)
Korean Won	84,422,359	USD	57,980	MLP	57,802	3/12/25	(178)
Mexican Peso	2,207,000	USD	107,102	JPM	107,143	3/19/25	41
Mexican Peso	4,702,000	USD	226,381	JPM	228,267	3/19/25	1,886
New Taiwan Dollar	6,568,000	USD	200,000	BCLY	199,484	3/4/25	(516)
New Taiwan Dollar	6,230,425	USD	190,164	BNP	189,261	3/6/25	(903)
New Taiwan Dollar	6,563,056	USD	200,093	BNP	199,333	3/4/25	(760)
New Taiwan Dollar	3,696,775	USD	113,325	BNP	112,775	4/25/25	(550)
New Taiwan Dollar	1,311,845	USD	40,243	BNP	39,843	3/4/25	(400)
New Taiwan Dollar	4,515,245	USD	138,064	BNP	137,744	4/25/25	(320)
New Taiwan Dollar	1,274,680	USD	39,024	BNP	38,715	3/3/25	(309)
New Taiwan Dollar	1,632,633	USD	49,850	BNP	49,591	3/5/25	(259)
New Taiwan Dollar	1,274,019	USD	38,865	BNP	38,698	3/5/25	(167)
New Taiwan Dollar	3,819,652	USD	117,365	BNP	117,287	7/16/25	(78)
New Taiwan Dollar	2,884,003	USD	88,612	BNP	88,557	7/16/25	(55)
New Taiwan Dollar	1,645,648	USD	50,209	BNP	50,203	4/25/25	(6)
New Taiwan Dollar	4,646,494	USD	141,921	HSBC	141,748	4/25/25	(173)
New Taiwan Dollar	3,280,436	USD	100,442	JPM	100,074	4/25/25	(368)
New Taiwan Dollar	4,547,033	USD	138,968	JPM	138,714	4/25/25	(254)
New Taiwan Dollar	2,487,915	USD	75,655	JPM	75,600	3/10/25	(55)
New Taiwan Dollar	58,558	USD	1,782	MLP	1,780	3/10/25	(2)
New Zealand Dollar	184,496	USD	105,329	DUB	103,216	3/4/25	(2,113)
Polish Zloty	205,677	USD	51,052	BNP	50,822	3/24/25	(230)
Polish Zloty	691,470	USD	167,969	BNP	170,905	3/17/25	2,936
Polish Zloty	211,128	USD	51,990	DUB	52,183	3/17/25	193
Polish Zloty	249,934	USD	61,773	HSBC	61,757	3/24/25	(16)
Polish Zloty	850,939	USD	204,785	HSBC	210,320	3/17/25	5,535
Polish Zloty	750,749	USD	183,813	JPM	185,557	3/17/25	1,744
Polish Zloty	146,809	USD	36,152	SCB	36,276	3/24/25	124
Polish Zloty	789,343	USD	190,528	SCB	195,096	3/17/25	4,568
Polish Zloty	849,773	USD	204,730	SCB	210,032	3/17/25	5,302
Singapore Dollar	14,268	USD	10,640	DUB	10,557	3/4/25	(83)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Singapore Dollar	3,678	USD	2,748	DUB	$2,721	3/4/25	$(27)
Singapore Dollar	62,487	USD	46,712	HSBC	46,235	3/4/25	(477)
Singapore Dollar	19,222	USD	14,373	JPM	14,223	3/4/25	(150)
South African Rand	20,732,005	USD	1,093,231	BCLY	1,106,505	3/19/25	13,274
Swiss Franc	1,008,034	USD	1,120,960	DUB	1,116,440	3/4/25	(4,520)

							(169,881)

Contracts to Sell:
Australian Dollar	1,703,000	USD	1,059,197	BCLY	1,056,783	4/2/25	2,414
Australian Dollar	1,517,000	USD	944,410	DUB	941,147	3/4/25	3,263
Australian Dollar	106,000	USD	65,065	MLP	65,762	3/4/25	(697)
Australian Dollar	80,000	USD	50,232	MLP	49,632	3/4/25	600
Brazilian Real	2,351,860	USD	402,110	BCLY	399,462	3/6/25	2,648
Brazilian Real	6,870,785	USD	1,174,734	BNP	1,166,998	3/6/25	7,736
Brazilian Real	9,228,528	USD	1,590,577	JPM	1,567,459	3/6/25	23,118
British Pound	96,000	USD	118,995	BNP	120,748	3/4/25	(1,753)
British Pound	45,000	USD	55,369	MLP	56,601	3/4/25	(1,232)
British Pound	83,000	USD	103,350	MLP	104,398	3/4/25	(1,048)
British Pound	78,000	USD	97,779	MLP	98,108	3/4/25	(329)
Canadian Dollar	2,303,512	USD	1,601,379	DUB	1,594,069	4/2/25	7,310
Canadian Dollar	2,294,775	USD	1,594,560	SCB	1,585,940	3/4/25	8,620
Chinese Offshore Renminbi	2,481,634	USD	341,218	BNP	342,273	6/18/25	(1,055)
Chinese Offshore Renminbi	595,906	USD	81,478	BNP	82,189	6/18/25	(711)
Chinese Offshore Renminbi	705,253	USD	96,665	BNP	97,270	6/18/25	(605)
Chinese Offshore Renminbi	544,000	USD	74,515	BNP	75,030	6/18/25	(515)
Chinese Offshore Renminbi	508,000	USD	69,580	BNP	70,064	6/18/25	(484)
Chinese Offshore Renminbi	502,159	USD	68,875	BNP	69,117	5/12/25	(242)
Chinese Offshore Renminbi	498,324	USD	68,485	BNP	68,590	5/12/25	(105)
Chinese Offshore Renminbi	495,731	USD	68,338	BNP	68,233	5/12/25	105
Chinese Offshore Renminbi	718,000	USD	99,310	BNP	99,029	6/18/25	281
Chinese Offshore Renminbi	1,276,178	USD	176,513	BNP	176,014	6/18/25	499
Chinese Offshore Renminbi	374,522	USD	51,837	HSBC	51,846	8/20/25	(9)
Chinese Offshore Renminbi	521,694	USD	71,826	HSBC	71,806	5/12/25	20
Chinese Offshore Renminbi	739,000	USD	102,001	HSBC	101,924	6/18/25	77
Chinese Offshore Renminbi	373,484	USD	51,826	HSBC	51,596	7/16/25	230
Chinese Offshore Renminbi	2,036,023	USD	278,957	JPM	280,813	6/18/25	(1,856)
Chinese Offshore Renminbi	624,590	USD	85,509	JPM	85,969	5/12/25	(460)
Chinese Offshore Renminbi	294,237	USD	40,704	JPM	40,649	7/16/25	55
Chinese Offshore Renminbi	296,879	USD	41,200	JPM	41,013	7/16/25	187
Chinese Offshore Renminbi	1,543,457	USD	211,220	MLP	212,877	6/18/25	(1,657)
Chinese Offshore Renminbi	514,501	USD	70,289	MLP	70,816	5/12/25	(527)
Danish Krone	418,123	USD	58,397	BCLY	58,252	4/2/25	145
Danish Krone	418,788	USD	58,498	HSBC	58,243	3/4/25	255
Euro	8,236,000	USD	8,636,088	BNP	8,555,336	4/2/25	80,752
Euro	8,410,000	USD	8,775,096	SCB	8,722,854	3/4/25	52,242
Indian Rupee	1,042,193	USD	11,900	BCLY	11,894	4/4/25	6
Indian Rupee	26,617,081	USD	303,271	BNP	304,326	3/11/25	(1,055)
Indian Rupee	20,927,887	USD	238,284	BNP	239,295	3/10/25	(1,011)
Indian Rupee	5,278,490	USD	60,559	BNP	60,306	3/21/25	253
Indian Rupee	31,297,625	USD	358,445	BNP	357,965	3/6/25	480
Indian Rupee	13,773,766	USD	158,505	BNP	157,362	3/21/25	1,143
Indian Rupee	5,209,284	USD	59,800	JPM	59,515	3/21/25	285
Indian Rupee	12,473,444	USD	143,008	JPM	142,507	3/21/25	501
Indian Rupee	20,781,033	USD	239,435	JPM	237,419	3/21/25	2,016
Indian Rupee	13,045,185	USD	150,000	MLP	149,129	3/13/25	871
Indian Rupee	17,826,041	USD	204,016	SCB	203,659	3/21/25	357
Indian Rupee	4,313,440	USD	49,651	SCB	49,281	3/21/25	370

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indian Rupee	10,466,974	USD	120,194	SCB	$119,583	3/21/25	$611
Indonesian Rupiah	2,365,457,755	USD	143,978	BNP	142,628	3/12/25	1,350
Indonesian Rupiah	1,859,974,524	USD	114,228	BNP	112,178	3/5/25	2,050
Indonesian Rupiah	2,889,421,553	USD	174,256	DUB	174,221	3/12/25	35
Indonesian Rupiah	2,616,148,869	USD	159,531	JPM	157,784	3/5/25	1,747
Israeli New Shekel	43,728	USD	12,280	BCLY	12,148	3/17/25	132
Israeli New Shekel	143,000	USD	39,896	BCLY	39,727	3/17/25	169
Israeli New Shekel	72,888	USD	20,466	BCLY	20,249	3/17/25	217
Israeli New Shekel	213,000	USD	59,954	BCLY	59,173	3/17/25	781
Israeli New Shekel	904,959	USD	251,644	BNP	251,404	3/17/25	240
Israeli New Shekel	180,000	USD	50,388	BNP	50,006	3/17/25	382
Israeli New Shekel	181,000	USD	49,784	DUB	50,283	3/17/25	(499)
Israeli New Shekel	181,000	USD	49,665	HSBC	50,283	3/17/25	(618)
Israeli New Shekel	37,170	USD	10,449	HSBC	10,326	3/17/25	123
Israeli New Shekel	144,000	USD	39,867	JPM	40,004	3/17/25	(137)
Japanese Yen	5,055,292	USD	32,896	BCLY	33,589	3/4/25	(693)
Japanese Yen	86,439,236	USD	558,485	BNP	574,328	3/4/25	(15,843)
Japanese Yen	40,370,550	USD	270,785	BNP	269,137	4/2/25	1,648
Japanese Yen	36,542,285	USD	237,864	DUB	242,798	3/4/25	(4,934)
Japanese Yen	1,124,317	USD	7,282	HSBC	7,471	3/4/25	(189)
Japanese Yen	51,412,337	USD	342,748	HSBC	342,749	4/2/25	(1)
Japanese Yen	48,574,623	USD	325,864	JPM	323,831	4/2/25	2,033
Japanese Yen	31,655,936	USD	204,317	MLP	210,331	3/4/25	(6,014)
Japanese Yen	28,249,118	USD	182,611	MLP	187,696	3/4/25	(5,085)
Japanese Yen	11,300,000	USD	73,716	MLP	75,081	3/4/25	(1,365)
Korean Won	14,143,264	USD	9,749	BCLY	9,688	3/19/25	61
Korean Won	14,774,819	USD	10,246	BNP	10,116	3/12/25	130
Korean Won	13,881,612	USD	9,645	BNP	9,504	3/12/25	141
Korean Won	28,634,800	USD	20,000	BNP	19,597	3/4/25	403
Korean Won	690,832,673	USD	484,948	BNP	475,303	6/12/25	9,645
Korean Won	100,267,940	USD	69,830	DUB	68,960	6/5/25	870
Korean Won	100,743,741	USD	69,980	DUB	68,947	3/4/25	1,033
Korean Won	141,092,185	USD	99,115	DUB	97,104	6/18/25	2,011
Korean Won	272,671,754	USD	190,626	DUB	187,602	6/12/25	3,024
Korean Won	470,806,751	USD	321,304	HSBC	322,482	3/19/25	(1,178)
Korean Won	816,208,943	USD	562,383	HSBC	559,067	3/19/25	3,316
Korean Won	562,346,505	USD	382,783	JPM	385,025	3/12/25	(2,242)
Korean Won	13,815,686	USD	9,519	JPM	9,463	3/19/25	56
Korean Won	13,431,814	USD	9,318	JPM	9,200	3/19/25	118
Korean Won	72,870,005	USD	50,568	JPM	49,876	3/6/25	692
Korean Won	36,281,500	USD	25,000	MLP	24,851	3/19/25	149
Korean Won	582,198,248	USD	398,908	MLP	398,617	3/12/25	291
Korean Won	72,259,000	USD	50,000	MLP	49,453	3/4/25	547
Mexican Peso	2,737,000	USD	131,917	BNP	133,151	3/5/25	(1,234)
Mexican Peso	2,199,000	USD	106,377	BNP	106,755	3/19/25	(378)
Mexican Peso	944,000	USD	45,518	BNP	45,828	3/19/25	(310)
Mexican Peso	875,000	USD	42,667	BNP	42,478	3/19/25	189
Mexican Peso	2,396,000	USD	116,626	BNP	116,318	3/19/25	308
New Taiwan Dollar	6,568,000	USD	200,244	BCLY	199,484	3/4/25	760
New Taiwan Dollar	3,524,374	USD	106,483	BNP	107,516	4/25/25	(1,033)
New Taiwan Dollar	3,657,052	USD	110,850	BNP	111,564	4/25/25	(714)
New Taiwan Dollar	3,589,247	USD	109,162	BNP	109,495	4/25/25	(333)
New Taiwan Dollar	5,340,014	USD	162,591	BNP	162,905	4/25/25	(314)
New Taiwan Dollar	350	USD	11	BNP	11	3/3/25	—
New Taiwan Dollar	3,642,890	USD	111,162	BNP	111,132	4/25/25	30
New Taiwan Dollar	4,493,017	USD	138,064	BNP	137,964	7/16/25	100
New Taiwan Dollar	1,642,840	USD	50,000	BNP	49,896	3/4/25	104
New Taiwan Dollar	2,380,622	USD	72,443	BNP	72,316	3/6/25	127
New Taiwan Dollar	2,548,058	USD	77,557	BNP	77,428	3/10/25	129

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
New Taiwan Dollar	1,274,330	USD	38,865	BNP	$38,704	3/3/25	$161
New Taiwan Dollar	2,905,288	USD	88,612	BNP	88,247	3/5/25	365
New Taiwan Dollar	3,677,623	USD	113,325	BNP	112,926	7/16/25	399
New Taiwan Dollar	3,847,327	USD	117,365	BNP	116,870	3/6/25	495
New Taiwan Dollar	1,685,192	USD	52,254	BNP	51,409	4/25/25	845
New Taiwan Dollar	6,232,061	USD	190,164	BNP	189,280	3/4/25	884
New Taiwan Dollar	4,625,347	USD	141,921	HSBC	142,027	7/16/25	(106)
New Taiwan Dollar	883,097	USD	27,416	HSBC	26,940	4/25/25	476
New Taiwan Dollar	1,750,356	USD	53,990	HSBC	53,397	4/25/25	593
New Taiwan Dollar	2,467,639	USD	75,655	JPM	75,984	8/20/25	(329)
New Taiwan Dollar	3,668,854	USD	111,886	JPM	111,924	4/25/25	(38)
New Taiwan Dollar	4,524,798	USD	138,968	JPM	138,940	7/16/25	28
New Taiwan Dollar	3,262,657	USD	100,442	JPM	100,184	7/16/25	258
New Taiwan Dollar	4,924,200	USD	150,000	JPM	149,672	3/13/25	328
New Taiwan Dollar	27,499,506	USD	835,244	MLP	838,911	4/25/25	(3,667)
New Taiwan Dollar	58,091	USD	1,782	MLP	1,789	8/20/25	(7)
New Taiwan Dollar	1,394,786	USD	42,976	SCB	42,550	4/25/25	426
New Zealand Dollar	96,496	USD	54,508	BCLY	53,985	3/4/25	523
New Zealand Dollar	88,000	USD	49,725	DUB	49,231	3/4/25	494
New Zealand Dollar	184,496	USD	105,382	DUB	103,268	4/2/25	2,114
Polish Zloty	99,000	USD	24,599	HSBC	24,469	3/17/25	130
Singapore Dollar	5,587	USD	4,148	BNP	4,134	3/4/25	14
Singapore Dollar	3,673	USD	2,748	DUB	2,722	4/2/25	26
Singapore Dollar	14,248	USD	10,640	DUB	10,558	4/2/25	82
Singapore Dollar	62,403	USD	46,712	HSBC	46,240	4/2/25	472
Singapore Dollar	65,634	USD	48,448	JPM	48,564	3/4/25	(116)
Singapore Dollar	19,196	USD	14,373	JPM	14,224	4/2/25	149
Singapore Dollar	23,014	USD	17,095	MLP	17,028	3/4/25	67
Singapore Dollar	10,649	USD	7,898	SCB	7,879	3/4/25	19
South African Rand	930,000	USD	49,836	BNP	49,636	3/19/25	200
South African Rand	2,775,193	USD	150,138	BNP	148,117	3/19/25	2,021
Swiss Franc	1,004,679	USD	1,120,960	DUB	1,116,577	4/2/25	4,383
Swiss Franc	1,005,613	USD	1,113,360	MLP	1,113,759	3/4/25	(399)

							185,416

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$15,535

At February 28, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	$622,405	$—	$622,405
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(11,638)	—	(11,638)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(11,176)	—	(11,176)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(7,441)	—	(7,441)
Receive	6-Month EURIBOR	2.250%	3/19/55	12-Month	EUR	3,405,000	(24,060)	(11,935)	(12,125)
Pay	6-Month EURIBOR	2.500%	3/19/35	12-Month	EUR	13,200,000	213,627	121,289	92,338
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	580	(1,139)	1,719
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	18,381	1,442	16,939
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	6,867	(1,033)	7,900

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	$247,007	$—	$247,007
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(216,330)	—	(216,330)
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	214,422	27,102	187,320
Pay	SOFR	3.085%	2/13/34	12-Month	USD	1,500,000	(77,827)	(13,946)	(63,881)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	3,100,000	257,156	405,813	(148,657)
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	35,859	18,675	17,184
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	(4,587)	(28,248)	23,661
Pay	Sterling Overnight Index Average	4.250%	9/18/26	12-Month	GBP	6,000,000	(711)	71,326	(72,037)

							$1,262,534	$589,346	$673,188

At February 28, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	2.000%	2/15/27	EUR	300,000	$(668)	$(30)	$(638)
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	3,008	100	2,908
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(137,397)	(8,957)	(128,440)
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	(5,547)	(2,239)	(3,308)
Pay	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	(16,548)	(4,228)	(12,320)
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	458	—	458
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	11,517	(2,478)	13,995
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	12,322	—	12,322
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	34,659	1,337	33,322
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	18,867	1,308	17,559
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	19,810	(974)	20,784
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	(266)	—	(266)
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	1,830	3,390	(1,560)
Receive	1-Year USD Inflation Linked	2.208%	10/7/25	USD	902,000	(6,743)	—	(6,743)
Receive	1-Year USD Inflation Linked	2.380%	10/15/25	USD	900,000	(5,435)	—	(5,435)
Receive	1-Year USD Inflation Linked	2.700%	1/14/26	USD	200,000	(617)	—	(617)
Receive	1-Year USD Inflation Linked	2.820%	2/5/26	USD	700,000	(1,235)	—	(1,235)
Receive	1-Year USD Inflation Linked	2.842%	2/13/26	USD	800,000	(1,181)	—	(1,181)
Receive	1-Year USD Inflation Linked	3.043%	2/21/26	USD	400,000	272	—	272
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	48,668	81	48,587
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	46,629	—	46,629
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	27,219	—	27,219
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	102,307	5,868	96,439
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	114,538	1,693	112,845
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	7,778	—	7,778
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	6,981	—	6,981
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(174,669)	(50,027)	(124,642)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(205,875)	(8,764)	(197,111)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(239,539)	9,233	(248,772)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	279,155	1,035	278,120
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(106,595)	59,292	(165,887)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(38,199)	24,122	(62,321)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(56,855)	36,670	(93,525)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(57,705)	37,569	(95,274)

						$(319,056)	$104,001	$(423,057)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2025, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $625,000 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See pages 273-274 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 48.1%

Aerospace/Defense — 0.3%
$400,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 2.600% due 10/30/25	$394,331
300,000	BBB	Rolls-Royce PLC, Company Guaranteed Notes, 3.625% due 10/14/25(a)	297,502

		Total Aerospace/Defense	691,833

Agriculture — 1.6%
1,200,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.500% due 7/26/26(a)	1,181,466
3,172,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	3,169,717

		Total Agriculture	4,351,183

Auto Manufacturers — 5.9%
3,100,000	A	BMW US Capital LLC, Company Guaranteed Notes, 5.178% (SOFR + 0.800%) due 8/13/26(a)(b)	3,117,165
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BBB-	4.687% due 6/9/25	998,941
300,000	BBB-	5.125% due 6/16/25	300,083
400,000	BBB-	4.134% due 8/4/25	398,504
600,000	BBB-	4.389% due 1/8/26	596,079
		General Motors Financial Co., Inc., Senior Unsecured Notes:
300,000	BBB	3.800% due 4/7/25	299,620
300,000	BBB	6.050% due 10/10/25	302,245
500,000	BBB	5.728% (SOFR + 1.350%) due 5/8/27(b)	505,429
		Hyundai Capital America, Senior Unsecured Notes:
2,600,000	A-	5.528% (SOFR + 1.150%) due 8/4/25(a)(b)	2,608,448
700,000	A-	5.860% (SOFR + 1.500%) due 1/8/27(a)(b)	709,270
900,000	A	Mercedes-Benz Finance North America LLC, Company Guaranteed Notes, 5.007% (SOFR + 0.630%) due 7/31/26(a)(b)	902,931
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
300,000	BB+	1.850% due 9/16/26(a)	285,739
400,000	BB+	2.000% due 3/9/26(a)	387,465
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
400,000	BB+	3.522% due 9/17/25	395,813
1,300,000	BB+	3.522% due 9/17/25(a)	1,286,393
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
2,800,000	BBB+	5.201% (SOFR + 0.830%) due 3/20/26(a)(b)	2,802,153
250,000	BBB+	5.439% (SOFR + 1.060%) due 8/14/26(a)(b)	250,829

		Total Auto Manufacturers	16,147,107

Banks — 21.9%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
2,400,000	BBB	6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(b)	2,426,276
400,000	BBB	6.156% (SOFR + 1.780%) due 9/18/27(b)	406,840
600,000	BBB	6.156% (SOFR + 1.780%) due 9/18/27(a)(b)	610,260
200,000	BBB+	Banco Bilbao Vizcaya Argentaria SA, Senior Non-Preferred Notes, 5.862% (1-Year CMT Index + 2.300%) due 9/14/26(b)	201,181
		Bank of America Corp., Senior Unsecured Notes:
1,200,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(b)	1,198,764
200,000	A-	5.695% (SOFR + 1.330%) due 4/2/26(b)	200,425
200,000	A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 5.767% (SOFR + 1.400%) due 7/13/26(a)(b)	202,357
		Barclays PLC, Senior Unsecured Notes:
500,000	BBB+	4.375% due 1/12/26	498,842
1,800,000	BBB+	2.852% (SOFR + 2.714%) due 5/7/26(b)	1,794,034
300,000	BBB+	7.325% (1-Year CMT Index + 3.050%) due 11/2/26(b)	304,988
600,000	A-	BNP Paribas SA, Senior Non-Preferred Notes, 1.323% (SOFR + 1.004%) due 1/13/27(a)(b)	583,290
		BPCE SA, Senior Non-Preferred Notes:
1,400,000	BBB+	1.652% (SOFR + 1.520%) due 10/6/26(a)(b)	1,375,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 21.9% — (continued)
$250,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(b)	$252,630
1,000,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(a)(b)	1,010,519
700,000	A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.586% (SOFR + 1.220%) due 10/2/26(b)	707,903
250,000	A+	Citibank NA, Senior Unsecured Notes, 5.085% (SOFR + 0.708%) due 8/6/26(b)	250,911
4,400,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.106% (SOFR + 2.842%) due 4/8/26(b)	4,392,392
500,000	A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	477,342
		Credit Agricole SA:
400,000	A-	Senior Non-Preferred Notes, 1.247% (SOFR + 0.892%) due 1/26/27(a)(b)	388,093
600,000	A+	Senior Preferred Notes, 5.653% (SOFR + 1.290%) due 7/5/26(b)	605,632
300,000	A-	Danske Bank AS, Senior Non-Preferred Notes, 1.621% (1-Year CMT Index + 1.350%) due 9/11/26(a)(b)	295,408
		Deutsche Bank AG, Senior Non-Preferred Notes:
500,000	BBB	4.100% due 1/13/26	497,278
1,600,000	BBB	6.119% (SOFR + 3.190%) due 7/14/26(b)	1,607,340
200,000	BBB	(Cost - $195,544, acquired 1/22/25), 2.129% (SOFR + 1.870%) due 11/24/26(b)(c)	196,324
200,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.146% (SOFR + 0.770%) due 3/18/27(b)	200,490
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,639,000	BBB+	5.444% (SOFR + 1.065%) due 8/10/26(b)	1,643,938
1,000,000	BBB+	1.948% (SOFR + 0.913%) due 10/21/27(b)	958,087
		HSBC Holdings PLC, Senior Unsecured Notes:
200,000	A-	2.999% (SOFR + 1.430%) due 3/10/26(b)	199,933
900,000	A-	5.844% (SOFR + 1.430%) due 3/10/26(b)	900,185
400,000	A-	1.645% (SOFR + 1.538%) due 4/18/26(b)	398,370
1,500,000	A-	6.034% (3-Month Term SOFR + 1.642%) due 9/12/26(b)	1,509,695
		ING Groep NV, Senior Unsecured Notes:
1,600,000	A-	6.011% (SOFR + 1.640%) due 3/28/26(b)	1,601,529
1,900,000	A-	5.382% (SOFR + 1.010%) due 4/1/27(b)	1,909,768
		JPMorgan Chase & Co., Senior Unsecured Notes:
1,100,000	A	2.005% (3-Month Term SOFR + 1.585%) due 3/13/26(b)	1,099,205
1,000,000	A	3.960% (3-Month Term SOFR + 1.507%) due 1/29/27(b)	995,181
600,000	A	5.293% (SOFR + 0.920%) due 4/22/28(b)	604,190
800,000	A	5.233% (SOFR + 0.860%) due 10/22/28(b)	804,392
		Lloyds Banking Group PLC, Senior Unsecured Notes:
900,000	BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(b)	900,120
800,000	BBB+	5.441% (SOFR + 1.060%) due 11/26/28(b)	804,936
1,200,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 5.426% (SOFR + 1.080%) due 5/13/31(b)	1,205,298
		National Bank of Canada, Company Guaranteed Notes:
1,100,000	BBB+	5.270% (SOFR + 0.900%) due 3/25/27(b)	1,102,912
2,400,000	BBB+	5.396% (SOFR + 1.030%) due 7/2/27(b)	2,411,321
		NatWest Markets PLC, Senior Unsecured Notes:
1,000,000	A	5.819% (SOFR + 1.450%) due 3/22/25(a)(b)	1,000,698
200,000	A	5.131% (SOFR + 0.760%) due 9/29/26(b)	200,505
300,000	A	5.131% (SOFR + 0.760%) due 9/29/26(a)(b)	300,757
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 5.370% (SOFR + 0.960%) due 6/6/25(a)(b)	601,143
2,600,000	A	Royal Bank of Canada, Senior Unsecured Notes, 4.839% (SOFR + 0.460%) due 8/3/26(b)	2,600,851
3,000,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 6/2/25	2,989,195
300,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.833% (SOFR + 2.749%) due 11/21/26(b)	304,238
		Standard Chartered PLC, Senior Unsecured Notes:
355,000	BBB+	3.200% due 4/17/25(a)	354,280
2,000,000	BBB+	3.971% (1-Year CMT Index + 1.650%) due 3/30/26(a)(b)	1,998,393
2,050,000	BBB+	6.111% (SOFR + 1.740%) due 3/30/26(a)(b)	2,051,994

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 21.9% — (continued)
$1,000,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 5.664% (SOFR + 1.300%) due 7/13/26(b)	$1,012,061
		Swedbank AB:
1,000,000	A-	Senior Non-Preferred Notes, 5.337% due 9/20/27	1,016,152
800,000	A+	Senior Preferred Notes, 5.768% (SOFR + 1.380%) due 6/15/26(b)	809,472
3,000,000	A-	UBS Group AG, Senior Unsecured Notes, 1.305% (SOFR + 0.980%) due 2/2/27(a)(b)	2,914,050
		Wells Fargo & Co., Senior Unsecured Notes:
600,000	BBB+	3.908% (SOFR + 1.320%) due 4/25/26(b)	599,275
400,000	BBB+	5.698% (SOFR + 1.320%) due 4/25/26(b)	400,621
500,000	BBB+	5.157% (SOFR + 0.780%) due 1/24/28(b)	501,058

		Total Banks	59,388,868

Biotechnology — 0.1%
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	299,983

Diversified Financial Services — 2.3%
		American Express Co., Senior Unsecured Notes:
1,000,000	A-	5.028% (SOFR + 0.650%) due 11/4/26(b)	1,003,337
1,200,000	A-	5.308% (SOFR + 0.930%) due 7/26/28(b)	1,209,784
		Aviation Capital Group LLC, Senior Unsecured Notes:
200,000	BBB-	1.950% due 1/30/26(a)	194,792
700,000	BBB-	1.950% due 9/20/26(a)	670,274
		Avolon Holdings Funding Ltd., Senior Unsecured Notes:
400,000	BBB-	5.500% due 1/15/26(a)	401,943
1,100,000	BBB-	2.125% due 2/21/26(a)	1,072,193
		Nomura Holdings Inc., Senior Unsecured Notes:
1,500,000	BBB+	5.709% due 1/9/26	1,512,971
300,000	BBB+	5.623% (SOFR + 1.250%) due 7/2/27(b)	303,425

		Total Diversified Financial Services	6,368,719

Electric — 3.0%
1,000,000	BBB-	Edison International, Senior Unsecured Notes, 4.700% due 8/15/25	997,771
921,000	BBB	Enel Finance International NV, Senior Unsecured Notes, 4.500% due 6/15/25(a)	919,677
1,869,000	BBB	Entergy Corp., Senior Unsecured Notes, 0.900% due 9/15/25	1,832,077
		Pacific Gas & Electric Co., 1st Mortgage Notes:
200,000	BBB	3.500% due 6/15/25	199,018
1,400,000	BBB	3.450% due 7/1/25	1,392,193
1,300,000	BBB	3.150% due 1/1/26	1,280,653
200,000	BBB	2.950% due 3/1/26	196,445
		Southern California Edison Co., 1st Mortgage Notes:
1,000,000	A-	4.200% due 6/1/25	997,555
200,000	A-	4.400% due 9/6/26	198,992

		Total Electric	8,014,381

Healthcare — Services — 1.0%
2,600,000	BBB-	HCA Inc., Company Guaranteed Notes, 5.250% due 4/15/25	2,600,771

Insurance — 3.2%
		Athene Global Funding, Secured Notes:
2,700,000	A+	5.580% (SOFR + 1.210%) due 3/25/27(a)(b)	2,726,879
400,000	A+	5.580% (SOFR + 1.210%) due 3/25/27(b)	403,982
300,000	A+	Senior Secured Notes, 5.228% (SOFR + 0.850%) due 5/8/26(a)(b)	301,276
1,000,000	A+	Corebridge Global Funding, Secured Notes, 5.113% (SOFR + 0.750%) due 1/7/28(a)(b)	1,002,816
		GA Global Funding Trust, Secured Notes:
800,000	A-	3.850% due 4/11/25(a)	799,107
1,025,000	A-	5.727% (SOFR + 1.360%) due 4/11/25(a)(b)	1,026,039
300,000	A	Jackson National Life Global Funding, Secured Notes, 5.337% (SOFR + 0.970%) due 1/14/28(a)(b)	302,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 3.2% — (continued)
$2,000,000	AA-	Pacific Life Global Funding II, Secured Notes, 4.856% (SOFR + 0.480%) due 2/4/27(a)(b)	$2,003,595

		Total Insurance	8,565,937

Internet — 0.2%
600,000	BBB-	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	590,696

Leisure Time — 0.4%
500,000	BBB-	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 3.350% due 6/8/25(a)	497,734
500,000	BBB-	Harley-Davidson Inc., Senior Unsecured Notes, 3.500% due 7/28/25	497,220

		Total Leisure Time	994,954

Machinery — Diversified — 0.2%
500,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.200% due 6/15/25	497,457

Oil & Gas — 0.5%
1,500,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.650% due 3/5/25(a)	1,499,857

Packaging & Containers — 0.5%
		Berry Global Inc., Senior Secured Notes:
800,000	BBB-	1.570% due 1/15/26	779,124
519,000	BBB-	4.875% due 7/15/26(a)	518,702

		Total Packaging & Containers	1,297,826

Pharmaceuticals — 1.0%
2,700,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	2,686,723

Pipelines — 1.7%
		Energy Transfer LP, Senior Unsecured Notes:
1,000,000	BBB	4.050% due 3/15/25	999,428
1,600,000	BBB	2.900% due 5/15/25	1,592,880
500,000	BBB	5.950% due 12/1/25	502,396
100,000	BBB	MPLX LP, Senior Unsecured Notes, 1.750% due 3/1/26	97,190
800,000	BBB	ONEOK Inc., Company Guaranteed Notes, 5.850% due 1/15/26	806,911
446,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 3/1/25	446,000
200,000	BBB	Williams Cos., Inc. (The), Senior Unsecured Notes, 5.400% due 3/2/26	201,553

		Total Pipelines	4,646,358

Semiconductors — 0.4%
500,000	Baa1(d)	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	498,949
		SK Hynix Inc., Senior Unsecured Notes:
400,000	BBB	6.250% due 1/17/26	405,595
300,000	BBB	5.500% due 1/16/27(a)	304,738

		Total Semiconductors	1,209,282

Shipbuilding — 1.1%
3,000,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 3.844% due 5/1/25	2,993,615

Software — 1.1%
3,000,000	BBB+	VMware LLC, Senior Unsecured Notes, 4.500% due 5/15/25	2,997,363

Telecommunications — 1.7%
2,000,000	BBB-	Rogers Communications Inc., Company Guaranteed Notes, 3.625% due 12/15/25	1,985,469
		T-Mobile USA Inc., Company Guaranteed Notes:
100,000	BBB	3.500% due 4/15/25	99,852
2,600,000	BBB	2.250% due 2/15/26	2,543,608

		Total Telecommunications	4,628,929

		TOTAL CORPORATE BONDS & NOTES (Cost — $129,991,791)	130,471,842

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.4%

Asset Backed Securities — 10.5%
$1,200,000	Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR3, 5.730% (3-Month Term SOFR + 1.440%) due 4/22/34(a)(b)	$1,202,656
143,902	Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.614% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	144,317
1,000,000	Aaa(d)	Bain Capital Credit CLO Ltd., Series 2021-2A, Class A1R, 5.538% (3-Month Term SOFR + 1.230%) due 7/16/34(a)(b)	1,001,043
171,905	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.813% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	169,367
387,091	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.490% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	388,307
331,819	AAA	CARLYLE US CLO Ltd., Series 2018-2A, Class A1R, 5.452% (3-Month Term SOFR + 1.150%) due 10/15/31(a)(b)	332,184
306,887	Aaa(d)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	307,831
15,776	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 5.289% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	15,764
2,000,000	Aaa(d)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	2,005,214
		DLLAA LLC:
123,785	Aaa(d)	Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	124,236
1,100,000	Aaa(d)	Series 2025-1A, Class A2, 4.700% due 10/20/27(a)	1,104,145
895,372	Aaa(d)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	900,919
530,234	Aaa(d)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	531,319
272,926	AAA(e)	Dryden 38 Senior Loan Fund, Series 2015-38A, Class ARR, 5.452% (3-Month Term SOFR + 1.150%) due 7/15/30(a)(b)	273,097
319,034	Aaa(d)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 5.443% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	319,471
127,574	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 5.259% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	120,122
69,060	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 5.169% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	67,925
458,291	Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.654% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	458,892
425,793	AAA	Goldentree Loan Management US CLO 4 Ltd., Series 2019-4A, Class ARR, 5.447% (3-Month Term SOFR + 1.150%) due 4/24/31(a)(b)	426,522
1,300,000	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 5.520% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	1,301,234
1,300,000	NR	Guggenheim CLO Ltd., Series 2022-2A, Class A1R, 5.473% (3-Month Term SOFR + 1.150%) due 1/15/35(a)(b)(j)	1,300,975
228,857	Aaa(d)	KKR CLO 11 Ltd., Series 11, Class AR, 5.744% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	229,600
83,944	Aaa(d)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	83,999
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 5.573% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,002,612
881,772	Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.585% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	883,910
319,883	Aaa(d)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	320,580
130,039	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 5.134% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	118,701
		MMAF Equipment Finance LLC:
216,743	Aaa(d)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	217,823
713,099	Aaa(d)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	716,446
350,029	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.334% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(f)	362,176
24,858	AA-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 5.094% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	24,706

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Asset Backed Securities — 10.5% — (continued)
$1,000,000	AAA	Ocean Trails CLO XI, Series 2021-11A, Class AR, 5.340% (3-Month Term SOFR + 1.030%) due 7/20/34(a)(b)	$1,000,666
284,236	Aaa(d)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 5.443% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	284,819
39,503	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	39,952
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 5.489% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,505,195
465,006	Aaa(d)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 5.500% (3-Month Term SOFR + 1.200%) due 10/25/31(a)(b)	465,458
585,351	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 5.580% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	585,498
112,679	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	107,843
883,952	AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.433% (3-Month Term SOFR + 1.140%) due 1/20/32(a)(b)	885,621
232,641	AAA(e)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	234,037
2,000,000	Aaa(d)	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 5.670% (3-Month Term SOFR + 1.370%) due 4/25/33(a)(b)	2,001,200
840,215	Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.685% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	840,425
1,071,207	AAA(e)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 5.423% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	1,072,551
3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 4.988% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	3,008,344

		Total Asset Backed Securities	28,487,702

Mortgage Securities — 18.9%
484,100	Aaa(d)	ACREC LLC, Series 2023-FL2, Class A, 6.542% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	486,096
95,033	Aaa(d)	AG Trust, Series 2024-NLP, Class A, 6.328% (1-Month Term SOFR + 2.016%) due 7/15/41(a)(b)	95,524
719,669	Aaa(d)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 5.496% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	719,837
1,000,000	NR	BAMLL Commercial Mortgage Securities Trust, Series 2020-BHP3, Class A, 6.326% (1-Month Term SOFR + 2.014%) due 3/15/37(a)(b)	999,747
596,120	AAA(e)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	599,488
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.676% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,534,281
606,950	Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 6.326% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	606,895
622,295	AAA(e)	Chase Home Lending Mortgage Trust, Series 2024-9, Class A11, 5.602% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	622,584
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 5.606% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,687,389
1,397,919	Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,299,632
1,315,325	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 5.726% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,305,373
		Credit Suisse Commercial Mortgage Capital Trust:
217,377	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	202,381
629,255	NR	Series 2021-RPL4, Class A1, 4.101% due 12/27/60(a)(b)	628,225
156,851	AAA(e)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	150,387
1,821,925	Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 5.506% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,823,132
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
366,253	NR	Series 4344, Class FA, 5.099% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	358,137
443,744	NR	Series 4351, Class FA, 5.099% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	435,337

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 18.9% — (continued)
$931,817	NR	Series 4906, Class WF, 5.049% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	$920,620
874,414	NR	Series 5481, Class FJ, 5.502% (30-Day Average SOFR + 1.150%) due 12/25/54(b)	879,999
94,204	NR	Series 5484, Class FA, 5.552% (30-Day Average SOFR + 1.200%) due 12/25/54(b)	94,957
292,890	NR	Series 5491, Class FL, 5.552% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	295,339
981,931	NR	Series 5495, Class AF, 5.502% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	987,686
984,594	NR	Series 5496, Class AF, 5.452% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	987,955
297,169	NR	Series 5500, Class GF, 5.302% (30-Day Average SOFR + 0.950%) due 10/25/54(b)	298,873
995,658	NR	Series 5508, Class QF, 5.302% (30-Day Average SOFR + 0.950%) due 2/25/55(b)	1,001,473
393,328	NR	Series 5511, Class FG, 5.500% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	393,328
3,800,000	NR	Series 5513, Class MF, 5.264% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	3,809,778
		Federal National Mortgage Association (FNMA), REMICS:
708,224	NR	Series 2017-108, Class AF, 4.766% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	697,375
238,817	NR	Series 2019-9, Class FA, 5.049% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	236,939
868,615	NR	Series 2024-90, Class FB, 5.602% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	877,997
988,836	NR	Series 2024-101, Class FB, 5.452% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	992,218
490,998	NR	Series 2024-103, Class FC, 5.502% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	493,868
688,128	NR	Series 2024-103, Class FJ, 5.552% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	693,808
393,352	NR	Series 2025-4, Class FB, 5.552% (30-Day Average SOFR + 1.200%) due 12/25/53(b)	394,916
294,482	NR	Series 2025-6, Class FA, 5.602% (30-Day Average SOFR + 1.250%) due 2/25/55(b)	295,912
500,000	NR	Series 2025-16, Class FA, 5.474% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	501,055
1,000,000	NR	Series 2025-16, Class FN, 5.301% (30-Day Average SOFR + 0.950%) due 1/25/55(b)	1,000,625
500,000	NR	Series 2025-19, Class FC, 5.510% (30-Day Average SOFR + 1.160%) due 3/25/55(b)	499,844
		GCAT Trust:
612,151	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	526,268
726,147	AAA(e)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	671,293
		Government National Mortgage Association (GNMA):
604,690	NR	Series 2016-H06, Class FD, 5.360% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	605,841
790,252	NR	Series 2017-H15, Class FE, 6.717% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	799,648
64,943	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	57,288
46,791	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	41,390
2,906,751	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,522,256
198,027	NR	Series 2023-H11, Class FC, 5.446% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	201,985
385,713	NR	Series 2023-H24, Class FA, 5.296% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	390,658
195,273	NR	Series 2023-H27, Class FD, 5.446% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	199,473
784,658	NR	Series 2024-H01, Class FB, 5.246% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	792,830
1,061,247	AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	993,710
		GS Mortgage-Backed Securities Trust:
682,559	Aaa(d)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	633,364
232,372	Aaa(d)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	216,033
588,452	Aaa(d)	Series 2024-PJ7, Class A25, 5.703% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	590,777
142,929	A-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.809% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	138,529
		JPMorgan Mortgage Trust:
150,364	Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	135,509
293,493	Aaa(d)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	272,786
251,662	NR	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, step bond to yield, 5.250% due 7/25/67(a)	251,459
904,760	Aaa(d)	M360 Ltd., Series 2021-CRE3, Class A, 5.937% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	904,118
251,223	Aaa(d)	MF1 Ltd., Series 2020-FL4, Class A, 6.126% (1-Month Term SOFR + 1.814%) due 12/15/35(a)(b)	251,398
106,839	Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.276% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	106,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 18.9% — (continued)
		MFA Trust:
135,451	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	130,250
130,849	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	125,848
		Mill City Mortgage Loan Trust:
391,248	Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	377,127
272,475	AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	260,175
1,600,000	Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 5.526% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)	1,534,045
		New Residential Mortgage Loan Trust:
138,442	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	134,850
42,414	AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	41,036
380,309	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 4.670% due 8/25/61(a)	378,353
1,800,000	AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.521% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,795,647
		OBX Trust:
307,636	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	310,240
558,333	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	566,231
328,691	AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 5.073% (1-Month Term SOFR + 0.764%) due 2/3/53(a)(b)	328,475
730,035	AAA(e)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.555% due 11/25/63(a)(b)	721,168
158,212	AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 5.526% (1-Month Term SOFR + 1.214%) due 4/15/34(a)(b)	157,282
		Towd Point Mortgage Trust:
24,982	Aaa(d)	Series 2017-5, Class A1, 5.034% (1-Month Term SOFR + 0.714%) due 2/25/57(a)(b)	26,475
245,572	AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	240,137
125,459	Aaa(d)	Series 2019-HY2, Class A1, 5.434% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	129,048
151,727	Aaa(d)	Series 2019-HY3, Class A1A, 5.434% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	154,427
428,122	AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	409,318
708,770	AAA(e)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	684,911
190,172	AAA(e)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	192,159
255,561	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.014% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	253,010

		Total Mortgage Securities	51,162,545

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $80,650,130)	79,650,247

ASSET-BACKED SECURITIES — 14.5%

Automobiles — 7.5%
57,228	Aaa(d)	Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.760% due 11/15/26.	57,286
1,976,217	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	1,991,936
100,000	Aaa(d)	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360% due 3/20/26(a)	99,890
12,876	Aaa(d)	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.830% due 5/15/26(a)	12,888
		BMW Vehicle Lease Trust:
212,589	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26.	213,982
705,180	AAA	Series 2024-1, Class A2B, 4.752% (30-Day Average SOFR + 0.400%) due 7/27/26(b)	705,558
		CarMax Auto Owner Trust:
785,270	AAA	Series 2024-1, Class A2B, 4.959% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	785,988
1,853,268	AAA	Series 2024-3, Class A2B, 4.809% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	1,854,873
		Carvana Auto Receivables Trust:
157,457	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	155,280
375,528	AAA	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	376,451
518,268	Aaa(d)	Chase Auto Owner Trust, Series 2024-2A, Class A2, 5.660% due 5/26/27(a)	520,367
464,172	Aaa(d)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	469,784
1,206,656	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 4.939% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	1,207,699

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 7.5% — (continued)
$96,591	AAA	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.800% due 11/16/26	$96,748
1,160,965	AAA	Ford Credit Auto Lease Trust, Series 2024-A, Class A2B, 4.839% (30-Day Average SOFR + 0.500%) due 7/15/26(b)	1,161,366
91,676	AAA	GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A, 5.740% due 9/16/26	91,809
1,000,000	Aaa(d)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	1,007,950
127,688	AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	127,840
879,261	AAA	Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2B, 4.839% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	879,890
61,108	AAA	Hyundai Auto Receivables Trust, Series 2023-B, Class A2A, 5.770% due 5/15/26	61,191
164,477	Aaa(d)	LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	164,816
637,640	Aaa(d)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	637,487
		SBNA Auto Lease Trust:
650,167	Aaa(d)	Series 2024-B, Class A2, 5.670% due 11/20/26(a)	652,341
1,300,000	Aaa(d)	Series 2024-B, Class A3, 5.560% due 11/22/27(a)	1,316,767
578,051	AAA	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.710% due 10/20/27(a)	580,608
1,549,620	Aaa(d)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 4.866% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	1,550,361
		Toyota Auto Receivables Owner Trust:
904,198	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	900,595
162,559	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	162,855
		Toyota Lease Owner Trust:
225,478	Aaa(d)	Series 2023-B, Class A2B, 4.899% (30-Day Average SOFR + 0.550%) due 4/20/26(a)(b)	225,571
653,377	Aaa(d)	Series 2024-B, Class A2B, 4.786% (30-Day Average SOFR + 0.440%) due 2/22/27(a)(b)	654,196
30,924	AAA	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.830% due 7/15/26(a)	30,951
106,427	AAA	Volkswagen Auto Lease Trust, Series 2023-A, Class A2B, 4.919% (30-Day Average SOFR + 0.570%) due 1/20/26(b)	106,445
340,417	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	341,043
1,068,510	AAA	World Omni Auto Receivables Trust, Series 2023-D, Class A2A, 5.910% due 2/16/27	1,072,456

		Total Automobiles	20,275,268

Credit Cards — 4.5%
700,000	Aaa(d)	CARDS II Trust, Series 2023-2A, Class A, 5.203% (SOFR + 0.850%) due 7/15/28(a)(b)	701,269
1,100,000	Aaa(d)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,050,886
		Master Credit Card Trust II:
2,300,000	Aaa(d)	Series 2023-2A, Class A, 5.189% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,305,694
2,200,000	Aaa(d)	Series 2024-1A, Class A, 5.089% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,207,449
		Trillium Credit Card Trust II:
3,000,000	AAA	Series 2023-3A, Class A, 5.210% (SOFR + 0.850%) due 8/26/28(a)(b)	3,007,368
3,000,000	Aaa(d)	Series 2024-1A, Class A, 5.110% (SOFR + 0.750%) due 12/26/28(a)(b)	3,009,492

		Total Credit Cards	12,282,158

Student Loans — 2.5%
		ECMC Group Student Loan Trust:
420,725	Aaa(d)	Series 2017-2A, Class A, 5.516% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	421,654
308,958	Aaa(d)	Series 2018-1A, Class A, 5.216% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	305,677
466,945	Aaa(d)	Series 2019-1A, Class A1B, 5.466% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	466,965
1,421,689	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,256,378
		Navient Private Education Loan Trust:
415,794	AAA	Series 2015-BA, Class A3, 5.876% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	418,504
213,912	AAA	Series 2020-A, Class A2B, 5.326% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	213,713
		Navient Private Education Refinance Loan Trust:
131,618	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	122,006
186,305	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	171,578
		Nelnet Student Loan Trust:
480,466	AA+	Series 2017-3A, Class A, 5.316% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	479,398

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Student Loans — 2.5% — (continued)
$45,263		AAA	Series 2018-3A, Class A2, 4.874% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	$45,286
474,682		AA+	Series 2019-2A, Class A, 5.366% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	475,019
382,366		AA+	Series 2019-3A, Class A, 5.234% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	381,467
			SMB Private Education Loan Trust:
186,326		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	174,707
155,617		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	145,028
455,719		Aaa(d)	Series 2023-C, Class A1B, 5.890% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	461,291
927,201		Aaa(d)	Series 2024-D, Class A1B, 5.440% (30-Day Average SOFR + 1.100%) due 7/15/53(a)(b)	934,871
307,080		Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.126% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	305,987

			Total Student Loans	6,779,529

			TOTAL ASSET-BACKED SECURITIES (Cost — $39,410,777)	39,336,955

MORTGAGE-BACKED SECURITIES — 2.9%

FHLMC — 0.2%
715,834			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 — 9/1/49	679,122

FNMA — 2.7%
7,200,000			Federal National Mortgage Association (FNMA), 5.500% due 03/01/55(g)	7,203,840

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $7,868,548)	7,882,962

U.S. GOVERNMENT OBLIGATION — 0.3%
928,528			U.S. Treasury Inflation Indexed Notes, 2.125% due 4/15/29(h) (Cost — $929,499)	952,685

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $258,850,745)	258,294,691

SHORT-TERM INVESTMENTS — 15.1%

COMMERCIAL PAPERS — 5.8%
			Canadian Natural Resources Ltd.:
1,000,000			4.746% due 3/25/25(a)(i)	996,847
1,600,000			4.766% due 3/26/25(a)(i)	1,594,722
			Constellation Brands Inc.:
300,000			4.692% due 3/11/25(a)(i)	299,610
1,500,000			4.715% due 3/17/25(a)(i)	1,496,867
2,600,000			Enbridge US Inc., 4.557% due 3/20/25(a)(i)	2,593,743
800,000			Entergy Corp., 4.597% due 5/12/25(a)(i)	792,720
2,600,000			Keurig Dr Pepper Inc., 4.550% due 3/26/25(a)(i)	2,591,821
2,700,000			Northrop Grumman Corp., 4.643% due 5/28/25(i)	2,669,706
2,600,000			RTX Corp., 4.567% due 3/28/25(a)(i)	2,591,127

			TOTAL COMMERCIAL PAPERS (Cost — $15,627,163)	15,627,163

CORPORATE BOND — 0.2%
500,000			Pacific Gas & Electric Co., 5.367%(SOFR + 0.950%) due 9/4/25(b) (Cost — $500,525)	500,525

TIME DEPOSITS — 1.4%
21	NZD		BBH — New York, 2.160% due 3/3/25	12
3,861,299			JPMorgan Chase & Co. — New York, 3.680% due 3/3/25	3,861,299

			TOTAL TIME DEPOSITS (Cost — $3,861,311)	3,861,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATION — 7.7%
$21,000,000		U.S. Treasury Bills, 4.261% due 4/29/25(i) (Cost — $20,861,738)	$20,861,738

		TOTAL SHORT-TERM INVESTMENTS (Cost — $40,850,737)	40,850,737

		TOTAL INVESTMENTS — 110.3% (Cost — $299,701,482)	299,145,428

		Liabilities in Excess of Other Assets — (10.3)%	(27,998,999)

		TOTAL NET ASSETS—100.0%	$271,146,429

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $144,781,041 and represents 53.4% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2025, amounts to $196,324 and represents 0.1% of net assets.
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	Affiliated security (See Note 2). As of February 28, 2025, total cost and total value of affiliated security amounted to $349,527 and $362,176, respectively.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(i)	Rate shown represents yield-to-maturity.
(j)	When-issued security.

At February 28, 2025, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$299,701,482	$1,187,025	$(2,030,201)	$(843,176)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
LLC	— Limited Liability Company
MASTR	— Mortgage Asset Securitization Transactions, Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	43.6%
Collateralized Mortgage Obligations	26.6
Asset-Backed Securities	13.2
Mortgage-Backed Securities	2.6
U.S. Government Obligation	0.3
Short-Term Investments	13.7

Total Investments	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2025, Ultra-Short Term Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$947,250	Bank of America, 4.460% due 3/4/25
	(Proceeds — $947,250)	$947,250

For the period ended February 28, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $391,726 and 4.891%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2025, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Note Futures	78	6/25	$8,348,317	$8,419,125	$70,808

Contracts to Sell:
U.S. Treasury 2-Year Note Futures	86	6/25	17,731,453	17,799,312	(67,859)
U.S. Treasury 10-Year Note Futures	56	6/25	6,142,757	6,221,250	(78,493)
U.S. Treasury Ultra Long Bond Futures	28	6/25	3,337,469	3,475,500	(138,031)
U.S. Ultra Long Bond Futures	48	6/25	5,410,454	5,484,001	(73,547)

					(357,930)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(287,122)

At February 28, 2025, Ultra-Short Term Fixed Income Fund had deposited cash of $590,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
NZD	— New Zealand Dollar

See pages 273-274 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 97.5%

United States — 97.5%
1,064,081	American Beacon AHL Managed Futures Strategy Fund, Class Y	$10,172,617
634,442	American Beacon AHL TargetRisk Fund, Class Y	7,035,966
863,137	BlackRock Event Driven Equity Fund, Institutional Class	8,769,474
773,697	BlackRock Global Equity Market Neutral Fund, Institutional Class.	10,646,071
1,857,910	BlackRock Systematic Multi-Strategy Fund, Institutional Class	19,359,420
787,967	BNY Mellon Global Real Return Fund, Class Y	12,347,447
588,579	Calamos Market Neutral Income Fund, Class I	8,899,320
65,099	Cohen & Steers Global Realty Shares Inc., Class I	3,462,610
252,746	Diamond Hill Long/Short Fund, Class I	7,119,856
685,256	Driehaus Event Driven Fund, Common Class	8,449,207
1,350,197	John Hancock Diversified Macro Fund, Class I	12,597,341
213,643	JPMorgan Hedged Equity Fund, Class I	7,142,077
813,659	LoCorr Market Trend Fund, Class I	8,820,067
561,875	Neuberger Berman Long Short Fund, Institutional Class	10,788,008
261,010	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,677,632
906,790	PIMCO Credit Opportunities Bond Fund, Institutional Class	8,904,673
2,289,098	PIMCO Mortgage Opportunities and Bond Fund, Class I2	21,403,063
616,333	Thornburg Strategic Income Fund, Institutional Class	7,087,835

	TOTAL INVESTMENTS — 97.5% (Cost — $172,996,898)	176,682,684

	Other Assets in Excess of Liabilities — 2.5%	4,539,844

	TOTAL NET ASSETS — 100.0%	$181,222,528

At February 28, 2025, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$172,996,898	$7,271,322	$(3,585,536)	$3,685,786

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

(This page intentionally left blank)

Statements of Assets and Liabilities

February 28, 2025 (unaudited)

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$2,797,834,762	$559,728,474	$1,216,281,437
Affiliated investments, at value[2]	5,105,967	—	—
Foreign currency, at value[4]	37	29	640,678
Cash	135,056	48,903	—
Receivable for securities sold	325,389	576,980	5,434,626
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,910,166	371,047	8,170,479
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	—	—	609,202
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open futures contracts (Note 1)	192,056	62,506	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	521,984	424,996	128,804
Prepaid trustees expenses	36,896	7,368	45,606
Prepaid expenses	91,359	28,263	51,432

Total Assets	2,807,153,672	561,248,566	1,231,362,264

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	2,943,298	5,323,810	6,146,147
Payable for Fund shares repurchased	—	—	877,501
Payable for securities purchased	—	923,436	6,838,874
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Investment management fee payable	627,650	197,833	411,307
Transfer agent fees payable	70,631	9,488	20,853
Interest expense payable	—	—	—
Custody fee payable	89,569	39,081	140,744
Variation margin on open futures contracts (Note 1)	—	—	10,492
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	137,024	128,413	218,109

Total Liabilities	3,868,172	6,622,061	14,664,027

Total Net Assets	$2,803,285,500	$554,626,505	$1,216,698,237

NET ASSETS:
Paid-in-capital (Note 4)	$1,527,517,567	$448,763,461	$943,987,055
Total distributable earnings (losses)	1,275,767,933	105,863,044	272,711,182

Total Net Assets	$2,803,285,500	$554,626,505	$1,216,698,237

Shares Outstanding	57,382,167	11,998,475	86,553,999

Net Asset Value	$48.85	$46.22	$14.06

[1] Unaffiliated investments, at cost	$1,532,608,241	$448,886,124	$919,828,042

[2] Affiliated investments, at cost	$1,639,353	$—	$—

[3] Includes securities on loan	$2,592,996	$5,228,806	$7,138,157

[4] Foreign currency, at cost	$2,267	$1,725	$643,983

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreements	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$552,929,142	$1,903,189,740	$137,093,164	$249,471,344	$91,941,336	$207,282,025	$298,783,252	$176,682,684
—	—	—	—	—	—	362,176	—
431,453	10,800,983	—	319,224	—	56,336	—	—
—	31,580	—	107	—	956,083	—	4,639,053
1,264,966	22,685,448	259,758	21,249,077	—	—	832,204	—
—	—	—	89,583,211	—	2,047,560	—	—
879,529	14,218,042	2,248,802	1,247,141	944,389	430,617	1,444,945	—
—	—	—	—	—	—	207	—
309,715	1,074,183	67,297	106,506	6,757	29,205	448,673	270,016
—	1,382,939	—	1,375,702	—	298,224	—	—
—	—	—	120,132	—	3,293	117,345	—
—	—	—	—	—	43,395	—	—
—	—	—	80,810	—	—	—	—
—	—	—	1,587,837	—	—	—	—
26,994	9,905,398	—	3,106,000	—	1,306,000	590,000	—
26,843	158,694	11,224	2,180	7,949	6,934	3,519	5,441
55,556	95,297	14,018	19,216	16,071	—	37,241	38,077

555,924,198	1,963,542,304	139,694,263	368,268,487	92,916,502	212,459,672	302,619,562	181,635,271

—	—	—	12,676,880	—	48,781,380	947,250	—
1,480,452	—	—	—	—	—	—	—
376,415	7,045,013	91,931	82,979	211,147	197,636	879,536	194,453
1,900,012	17,659,632	1,109,642	24,093,075	—	2,087	22,161,738	32,282
—	44,098,264	—	97,918,028	—	14,929,992	7,117,594	—
—	—	—	—	—	2,392,046	—	—
216,266	784,862	48,627	57,602	25,886	46,111	66,456	25,645
6,644	25,407	1,836	2,696	1,447	6,872	5,372	3,239
—	—	—	14,872	—	53,749	117	—
61,728	119,474	34,095	73,298	20,550	21,800	29,633	21,867
13,832	3,575,897	—	—	—	—	—	—
—	199,859	—	102,493	—	—	—	—
—	—	—	48,797,422	—	—	—	—
—	161,238	—	111,892	—	248,640	—	—
—	1,661,189	—	1,018,157	—	—	—	—
—	—	—	79,693	—	—	—	—
—	553,694	—	1,546,846	—	282,689	—	—
—	—	—	216,000	—	—	—	—
2,024,172	—	—	—	—	—	—	—
—	66	—	—	—	—	54	—
—	—	147,446	—	101,377	—	—	80,868
227,424	164,481	74,886	90,072	13,267	318,313	265,383	54,389

6,306,945	76,049,076	1,508,463	186,882,005	373,674	67,281,315	31,473,133	412,743

$549,617,253	$1,887,493,228	$138,185,800	$181,386,482	$92,542,828	$145,178,357	$271,146,429	$181,222,528

$530,524,166	$2,145,117,552	$161,029,603	$204,380,777	$97,867,101	$160,167,473	$285,038,690	$176,004,919
19,093,087	(257,624,324)	(22,843,803)	(22,994,295)	(5,324,273)	(14,989,116)	(13,892,261)	5,217,609

$549,617,253	$1,887,493,228	$138,185,800	$181,386,482	$92,542,828	$145,178,357	$271,146,429	$181,222,528

40,187,263	277,051,199	42,430,885	26,677,702	10,756,419	17,426,442	27,773,342	16,852,264

$13.68	$6.81	$3.26	$6.80	$8.60	$8.33	$9.76	$10.75

$461,275,994	$1,949,580,945	$137,329,141	$264,094,958	$91,021,298	$214,802,751	$299,351,955	$172,996,898

$—	$—	$—	$—	$—	$—	$349,527	$—

$1,443,215	$—	$—	$—	$—	$—	$—	$—

$435,413	$10,791,816	$—	$341,797	$—	$50,137	$—	$—

$—	$—	$—	$48,102,021	$—	$—	$—	$—

$—	$218,836	$—	$110,448	$—	$259,270	$—	$—

$—	$—	$—	$12,676,880	$—	$48,781,380	$947,250	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2025 (unaudited)

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$17,764,584	$3,090,484	$10,231,679
Dividends from affiliated investments	69,710	—	—
Interest from unaffiliated investments	1,064,962	298,581	515,523
Interest from affiliated investments	—	—	—
Income from securities lending	6,628	25,070	49,219
Less: Foreign taxes withheld (see Note 1r)	(18,126)	(4,059)	(790,469)
Miscellaneous income	49,809	15,208	89,895
Income from security litigation	196,593	11,726	—

Total Investment Income	19,134,160	3,437,010	10,095,847

EXPENSES:

Investment management fee (Note 2)	8,183,653	2,165,726	4,211,667
Transfer agent fees	156,743	28,607	75,221
Custody fees	321,534	110,824	360,191
Trustees’ fees	187,974	34,810	74,666
Shareholder reports	110,933	76,078	44,630
Insurance	43,484	9,836	—
Audit and tax	44,214	43,219	30,148
Legal fees	87,857	20,105	40,551
Registration fees	16,910	11,884	11,417
Other expense	189,856	143,929	26,064
Interest expense	—	—	—

Total Expenses	9,343,158	2,645,018	4,874,555
Less: Fee waivers and/or expense reimbursement (Note 2)	(3,948,312)	(863,109)	(1,341,300)

Net Expenses	5,394,846	1,781,909	3,533,255

Net Investment Income	$13,739,314	$1,655,101	$6,562,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SHORT SALES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$18,705,772	$6,188,635	$15,774,183
Affiliated investments	—	—	—
Futures contracts	1,596,226	(42,695)	57,225
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(118)	(286)	(297,706)
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	20,301,880	6,145,654	15,533,702

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	114,220,173	(9,865,279)	(35,980,988)
Affiliated investments	1,103,013	–	—
Futures contracts	(520,074)	(362,678)	6,643
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(1,573)	(1,238)	(474,276)

Change in Net Unrealized Appreciation (Depreciation):	114,801,539	(10,229,195)	(36,448,621)

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency and Capital Gain Distributions Received	135,103,419	(4,083,541)	(20,914,919)

Total Increase (Decrease) in Net Assets from Operations	$148,842,733	$(2,428,440)	$(14,352,327)

(a)	Includes net increase in accrued foreign capital gains taxes of $2,053,579 for Emerging Markets Equity Fund.

Emerging Markets Equity Fund		Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$4,364,474		$79,905	$1,665	$—	$—	$—	$—	$4,633,026
—		—	—	—	—	—	—	—
308,115		46,384,918	5,035,416	4,379,773	1,666,887	2,522,573	7,448,018	—
—		—	—	—	—	—	8,109	—
13,579		—	—	—	—	—	—	—
(563,300)		(8,888)	—	—	—	—	—	—
789		83,818	—	40,079	—	9,123	—	—
—		—	—	—	—	—	—	—

4,123,657		46,539,753	5,037,081	4,419,852	1,666,887	2,531,696	7,456,127	4,633,026

2,386,308		3,700,192	473,850	447,970	177,843	360,240	702,661	1,035,854
28,892		109,839	7,987	10,469	5,452	5,336	17,996	9,827
308,527		721,563	107,470	250,012	63,702	89,254	88,142	61,636
30,190		89,863	6,218	12,549	4,153	8,516	21,232	10,714
42,686		68,778	35,264	40,630	3,524	18,391	34,381	11,006
5,987		31,874	4,485	3,807	3,557	7,328	7,328	131
48,799		47,193	44,832	63,868	32,903	37,377	46,483	36,893
17,568		56,593	4,164	7,008	2,675	2,750	7,017	3,620
8,248		8,142	8,129	12,561	8,440	35,939	2,217	4,496
11,661		66,323	2,935	27,784	1,968	4,306	7,601	5,165
—		—	—	127,475	—	1,131,522	9,659	—

2,888,866		4,900,360	695,334	1,004,133	304,217	1,700,959	944,717	1,179,342
(944,970)		(533,004)	(137,615)	(47,708)	—	(36,740)	(212,881)	(863,212)

1,943,896		4,367,356	557,719	956,425	304,217	1,664,219	731,836	316,130

$2,179,761		$42,172,397	$4,479,362	$3,463,427	$1,362,670	$867,477	$6,724,291	$4,316,896

$(5,584,331)		$(13,493,774)	$(1,528,585)	$(1,593,473)	$(52,307)	$(988,297)	$345,832	$—
—		—	—	—	—	—	22	—
(23,440)		(11,175,117)	—	2,010,567	—	685,422	804,626	—
—		3,059,478	—	109,612	—	14,139	—	—
—		(568)	—	904,341	—	—	—	—
—		—	—	—	—	(26,090)	—	—
—		1,037,768	—	(262,656)	—	30,872	—	—
—		1,645,595	—	2,034,371	—	697,465	—	—
(80,765)		(206,491)	—	(817,382)	—	(45,771)	134	—
—		—	—	—	—	—	—	481,994

(5,688,536)		(19,133,109)	(1,528,585)	2,385,380	(52,307)	367,740	1,150,614	481,994

(166,848	)(a)	(15,957,090)	1,946,393	(2,199,191)	(384,470)	1,342,750	234,656	(925,801)
—		—	—	—	—	—	4,191	—
(12,234)		3,619,037	—	(347,619)	—	(260,562)	(340,036)	—
—		184,215	—	(12,229)	—	(444)	—	—
—		—	—	(594,485)	—	—	—	—
—		(106,185)	—	(216,373)	—	(65,086)	—	—
—		1,741,225	—	2,086,462	—	213,931	—	—
(13,588)		23,421	—	101,418	—	41,583	—	—

(192,670)		(10,495,377)	1,946,393	(1,182,017)	(384,470)	1,272,172	(101,189)	(925,801)

(5,881,206)		(29,628,486)	417,808	1,203,363	(436,777)	1,639,912	1,049,425	(443,807)

$(3,701,445)		$12,543,911	$4,897,170	$4,666,790	$925,893	$2,507,389	$7,773,716	$3,873,089

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and Year Ended August 31, 2024

	Morgan Stanley Pathway Large Cap Equity ETF		Morgan Stanley Pathway Small-Mid Cap Equity ETF
	2025	2024	2025	2024
OPERATIONS:

Net investment income	$13,739,314	$23,449,049	$1,655,101	$4,082,190
Net realized gain (loss)	20,301,880	89,558,588	6,145,654	56,758,057
Change in unrealized appreciation (depreciation)	114,801,539	384,636,481	(10,229,195)	5,188,528

Increase (Decrease) in Net Assets from Operations	148,842,733	497,644,118	(2,428,440)	66,028,775

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(106,305,264)	(115,892,456)	(56,973,556)	(4,637,293)
Tax return of capital	—	—	—	—

Decrease in Net Assets from Distributions to Shareholders	(106,305,264)	(115,892,456)	(56,973,556)	(4,637,293)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	287,851,683	790,882,481	156,351,559	121,570,781
Reinvestment of distributions	106,305,161	115,892,324	56,973,373	4,637,278
Cost of shares repurchased	(280,646,446)	(456,318,745)	(77,840,346)	(199,213,563)

Increase (Decrease) in Net Assets from Fund Share Transactions	113,510,398	450,456,060	135,484,586	(73,005,504)

Increase (Decrease) in Net Assets	156,047,867	832,207,722	76,082,590	(11,614,022)
NET ASSETS:

Beginning of period	2,647,237,633	1,815,029,911	478,543,915	490,157,937

End of period	$2,803,285,500	$2,647,237,633	$554,626,505	$478,543,915

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2025	2024	2025	2024	2025	2024	2025	2024

$6,562,592	$26,214,737	$2,179,761	$9,211,507	$42,172,397	$73,211,618	$4,479,362	$8,874,912
15,533,702	53,443,203	(5,688,536)	(29,794,197)	(19,133,109)	(36,666,342)	(1,528,585)	(2,265,111)
(36,448,621)	135,793,022	(192,670)	76,609,865	(10,495,377)	86,111,580	1,946,393	6,903,216

(14,352,327)	215,450,962	(3,701,445)	56,027,175	12,543,911	122,656,856	4,897,170	13,513,017

(68,490,694)	(25,231,455)	(10,763,392)	(10,119,149)	(40,791,070)	(79,434,988)	(4,574,244)	(9,093,545)
—	—	—	—	—	(937,998)	—	—

(68,490,694)	(25,231,455)	(10,763,392)	(10,119,149)	(40,791,070)	(80,372,986)	(4,574,244)	(9,093,545)

195,293,822	268,806,806	116,060,671	136,409,466	255,804,117	480,458,500	16,829,143	32,807,799
68,490,205	25,231,297	10,763,328	10,119,077	40,790,653	80,372,272	4,574,233	9,093,522
(274,275,093)	(349,822,542)	(61,593,364)	(184,173,133)	(246,075,922)	(534,138,513)	(16,755,532)	(40,976,379)

(10,491,066)	(55,784,439)	65,230,635	(37,644,590)	50,518,848	26,692,259	4,647,844	924,942

(93,334,087)	134,435,068	50,765,798	8,263,436	22,271,689	68,976,129	4,970,770	5,344,414

1,310,032,324	1,175,597,256	498,851,455	490,588,019	1,865,221,539	1,796,245,410	133,215,030	127,870,616

$1,216,698,237	$1,310,032,324	$549,617,253	$498,851,455	$1,887,493,228	$1,865,221,539	$138,185,800	$133,215,030

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and Year Ended August 31, 2024

	International Fixed Income Fund
	2025	2024
OPERATIONS:

Net investment income	$3,463,427	$5,295,002
Net realized gain (loss)	2,385,380	918,543
Change in unrealized appreciation (depreciation)	(1,182,017)	5,934,035

Increase (Decrease) in Net Assets from Operations	4,666,790	12,147,580

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(4,195,977)	(1,577,786)
Tax return of capital	—	—

Decrease in Net Assets from Distributions to Shareholders	(4,195,977)	(1,577,786)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	28,451,206	51,217,949
Reinvestment of distributions	4,195,905	1,577,762
Cost of shares repurchased	(31,046,610)	(66,150,989)

Increase (Decrease) in Net Assets from Fund Share Transactions	1,600,501	(13,355,278)

Increase (Decrease) in Net Assets	2,071,314	(2,785,484)
NET ASSETS:

Beginning of period	179,315,168	182,100,652

End of period	$181,386,482	$179,315,168

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2025	2024	2025	2024	2025	2024	2025	2024

$1,362,670	$2,867,631	$867,477	$5,013,410	$6,724,291	$15,757,242	$4,316,896	$5,218,549
(52,307)	(1,929,002)	367,740	(2,659,833)	1,150,614	(5,892,396)	481,994	751,140
(384,470)	4,601,596	1,272,172	6,081,301	(101,189)	9,151,415	(925,801)	7,735,938

925,893	5,540,225	2,507,389	8,434,878	7,773,716	19,016,261	3,873,089	13,705,627

(1,361,290)	(3,290,933)	(1,581,692)	(5,674,302)	(6,580,613)	(10,854,653)	(4,281,510)	(5,012,008)
—	(39,392)	—	—	—	(4,497,656)	—	—

(1,361,290)	(3,330,325)	(1,581,692)	(5,674,302)	(6,580,613)	(15,352,309)	(4,281,510)	(5,012,008)

18,240,559	18,669,224	11,533,505	43,599,256	48,673,393	98,367,828	38,644,361	49,781,837
1,361,290	3,330,325	1,581,669	5,674,221	6,580,264	15,351,691	4,281,510	5,012,008
(16,955,113)	(32,435,221)	(16,166,609)	(31,820,671)	(100,681,587)	(110,754,142)	(24,394,307)	(57,340,034)

2,646,736	(10,435,672)	(3,051,435)	17,452,806	(45,427,930)	2,965,377	18,531,564	(2,546,189)

2,211,339	(8,225,772)	(2,125,738)	20,213,382	(44,234,827)	6,629,329	18,123,143	6,147,430

90,331,489	98,557,261	147,304,095	127,090,713	315,381,256	308,751,927	163,099,385	156,951,955

$92,542,828	$90,331,489	$145,178,357	$147,304,095	$271,146,429	$315,381,256	$181,222,528	$163,099,385

See Notes to Financial Statements.

Statements of Cash Flows

For the Period Ended February 28, 2025 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net increase in net assets resulting from operations	$4,666,790	$2,507,389
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(246,167,780)	(117,292,251)
Proceeds from the sale, paydown and maturity of long-term investments	173,320,196	124,033,549
Proceeds from short-term investments, net	11,990,600	(897,597)
Decrease to the principal amount of inflation-indexed bonds	(62,091)	(790,220)
Proceeds from forward sale commitments	271,403,824	—
Payments on forward sale commitments	(256,020,158)	—
Change in net unrealized depreciation from forward sale commitments	594,485	—
Change in net unrealized appreciation/depreciation from unaffiliated investments	2,199,191	(1,342,750)
Change in net unrealized depreciation from options contracts written	12,229	444
Change in net unrealized appreciation on open OTC swap contracts	(904,156)	—
Change in net unrealized appreciation on open forward foreign currency contracts	(2,086,462)	(213,931)
Decrease in variation margin on open centrally cleared swap contracts	225,483	59,293
Net amortization (accretion) of premiums (discounts) of investments	(398,275)	(769,729)
Net realized gain from unaffiliated investments	1,593,473	988,297
Increase/Decrease in premium received on options contracts written	(26,637)	118,399
Increase in variation margin on open futures contracts	(54,573)	(3,293)
Decrease in receivable for securities sold	244,180	30,870,777
Increase/Decrease in receivable for TBA securities sold	(35,746,856)	8,994,776
Increase in dividends and interest receivable from unaffiliated investments	(207,756)	(11,430)
Increase/Decrease in deposits for collateral from counterparty	910,000	(1,188,493)
Decrease in net upfront payments received/paid on OTC open swap contracts	15,757	—
Increase/Decrease in prepaid trustee expenses	(31)	1,262,066
Increase/Decrease in prepaid expenses	(3,142)	5,275
Increase/Decrease in payable for securities purchased	4,498,528	(50,778)
Increase/ Decrease in payable for TBA securities purchased	61,599,141	(14,931,321)
Increase/Decrease in deposits for collateral from counterparty	216,000	(320,000)
Decrease in investment management fee payable	(10,325)	(10,139)
Increase/Decrease in interest expense payable	14,872	(26,086)
Increase/Decrease in custody fee payable	1,201	(6,735)
Increase/Decrease in transfer agent fees payable	303	(2,872)
Decrease in accrued expenses	(63,609)	(68,319)

Net cash and foreign currency provided by/used in operating activities	(8,245,598)	30,914,321

Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale-buyback transactions	(572,413)	46,310,131
Payments on sale-buyback transactions	—	(43,938,015)
Net proceeds from/payments on reverse repurchase agreements	11,461,880	(29,492,883)
Proceeds from sale of shares	28,469,177	11,528,438
Cost of shares repurchased	(31,052,101)	(16,135,643)
Distributions to shareholders, net of reinvestments	(72)	(23)

Net cash and foreign currency provided by/used in financing activities	8,306,471	(31,727,995)

Net increase/decrease in cash and foreign currency(a)	60,873	(813,674)

Cash and Foreign Currency:
Cash, cash equivalents and foreign cash at the beginning of the period	258,458	1,826,093

Cash, cash equivalents and foreign cash at end of the period	319,331	1,012,419

Non-Cash Financing Activities:
Reinvestment of distributions	(4,195,905)	(1,581,669)

(a)	Includes net change in unrealized appreciation and depreciation on foreign currency of $(39,105) and $1,401 for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Morgan Stanley Pathway Large Cap Equity ETF
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$25.71		$21.93	$20.91	$27.58	$21.62	$19.10

Income (Loss) from Operations:
Net investment income(2)	0.17		0.25	0.23	0.20	0.22	0.26
Net realized and unrealized gain (loss)	24.00		4.84	2.58	(3.96)	6.49	3.23

Total Income (Loss) from Operations	24.17		5.09	2.81	(3.76)	6.71	3.49

Less Distributions from:
Net investment income	(0.22)		(0.21)	(0.18)	(0.20)	(0.18)	(0.20)
Net realized gain	(0.81)		(1.10)	(1.61)	(2.71)	(0.57)	(0.77)

Total Distributions	(1.03)		(1.31)	(1.79)	(2.91)	(0.75)	(0.97)

Net Asset Value, End of Year	$48.85		$25.71	$21.93	$20.91	$27.58	$21.62

Total Return†(3)	5.64	%(4)	24.57%	14.71%	(15.44)%	31.79%	18.85%
Net Assets, End of Year (millions)	$2,803		$2,647	$1,815	$1,685	$2,175	$1,854
Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.69%	0.70%	0.69%	0.68%	0.70%
Net expenses(6)	0.40	(5)	0.41	0.47	0.48	0.47	0.49
Net investment income	1.01	(5)	1.07	1.12	0.82	0.91	1.33
Portfolio Turnover Rate	8	%(4)	25%	34%	20%	15%	21%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Morgan Stanley Pathway Small-Mid Cap Equity ETF
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$18.10		$15.87	$16.56	$24.35	$18.01	$18.60

Income (Loss) from Operations:
Net investment income(2)	0.08		0.14	0.15	0.12	0.13	0.13
Net realized and unrealized gain (loss)	29.87		2.25	0.81	(3.25)	7.10	1.48

Total Income (Loss) from Operations	29.95		2.39	0.96	(3.13)	7.23	1.61

Less Distributions from:
Net investment income	(0.13)		(0.16)	(0.11)	(0.08)	(0.14)	(0.10)
Net realized gain	(1.70)		—	(1.54)	(4.58)	(0.75)	(2.10)

Total Distributions	(1.83)		(0.16)	(1.65)	(4.66)	(0.89)	(2.20)

Net Asset Value, End of Year	$46.22		$18.10	$15.87	$16.56	$24.35	$18.01

Total Return†(3)	(0.31	)%(4)	15.19%	6.47%	(15.89)%	41.14%	8.78%
Net Assets, End of Year (millions)	$555		$479	$490	$542	$677	$620
Ratios to Average Net Assets:
Gross expenses	0.98	%(5)	0.95%	0.94%	0.93%	0.92%	0.96%
Net expenses(6)	0.66	(5)	0.60	0.60	0.59	0.58	0.62
Net investment income	0.61	(5)	0.86	0.99	0.63	0.61	0.77
Portfolio Turnover Rate	24	%(4)	56%	23%	41%	29%	45%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$15.04		$12.98	$11.19	$15.54	$12.27	$11.59

Income (Loss) from Operations:
Net investment income(2)	0.08		0.29	0.25	0.27	0.21	0.17
Net realized and unrealized gain (loss)	(0.20)		2.05	2.11	(3.34)	3.30	0.84

Total Income (Loss) from Operations	(0.12)		2.34	2.36	(3.07)	3.51	1.01

Less Distributions from:
Net investment income	(0.36)		(0.28)	(0.21)	(0.33)	(0.24)	(0.33)
Net realized gain	(0.50)		—	(0.36)	(0.95)	—	—

Total Distributions	(0.86)		(0.28)	(0.57)	(1.28)	(0.24)	(0.33)

Net Asset Value, End of Year	$14.06		$15.04	$12.98	$11.19	$15.54	$12.27

Total Return†(3)	(0.56	)%(4)	18.36%	21.72%	(21.37)%	28.93%	8.64%
Net Assets, End of Year (millions)	$1,217		$1,310	$1,176	$1,148	$1,458	$1,254
Ratios to Average Net Assets:
Gross expenses	0.81	%(5)	0.83%	0.86%	0.85%	0.84%	0.87%
Net expenses(6)	0.59	(5)	0.61	0.68	0.67	0.67	0.71
Net investment income	1.09	(5)	2.12	2.01	2.01	1.50	1.44
Portfolio Turnover Rate	15	%(4)	26%	33%	38%	52%	39%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$14.03		$12.70	$12.39	$17.44	$14.67	$14.00

Income (Loss) from Operations:
Net investment income(2)	0.06		0.26	0.23	0.30	0.20	0.20
Net realized and unrealized gain (loss)	(0.13)		1.38	0.31	(4.65)	2.90	0.75

Total Income (Loss) from Operations	(0.07)		1.64	0.54	(4.35)	3.10	0.95

Less Distributions from:
Net investment income	(0.28)		(0.31)	(0.23)	(0.29)	(0.33)	(0.28)
Net realized gain	—		—	—	(0.41)	—	—

Total Distributions	(0.28)		(0.31)	(0.23)	(0.70)	(0.33)	(0.28)

Net Asset Value, End of Year	$13.68		$14.03	$12.70	$12.39	$17.44	$14.67

Total Return†(3)	(0.57	)%(4)	13.27%	4.64%	(25.82)%	21.28%	6.79%
Net Assets, End of Year (millions)	$550		$499	$491	$481	$563	$548
Ratios to Average Net Assets:
Gross expenses	1.09	%(5)	1.10%	1.15%	1.15%	1.12%	1.15%
Net expenses(6)	0.73	(5)	0.76	0.82	0.81	0.80	0.84
Net investment income	0.82	(5)	2.03	1.87	2.10	1.18	1.44
Portfolio Turnover Rate	9	%(4)	26%	12%	14%	53%	23%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2025(1)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$6.92		$6.75		$7.12	$8.39	$8.79	$8.42

Income (Loss) from Operations:
Net investment income(2)	0.15		0.27		0.25	0.14	0.13	0.19
Net realized and unrealized gain (loss)	(0.11)		0.20		(0.36)	(1.20)	(0.08)	0.42

Total Income (Loss) from Operations	0.04		0.47		(0.11)	(1.06)	0.05	0.61

Less Distributions from:
Net investment income	(0.15)		(0.30)		(0.25)	(0.16)	(0.17)	(0.22)
Tax return of capital	—		(0.00	)(3)	(0.01)	—	—	—
Net realized gain	—		—		—	(0.05)	(0.28)	(0.02)

Total Distributions	(0.15)		(0.30)		(0.26)	(0.21)	(0.45)	(0.24)

Net Asset Value, End of Year	$6.81		$6.92		$6.75	$7.12	$8.39	$8.79

Total Return†(4)	0.73	%(5)	6.97%		(1.60)%	(12.86)%	0.58%	7.46%
Net Assets, End of Year (millions)	$1,887		$1,865		$1,796	$1,352	$1,311	$981
Ratios to Average Net Assets:
Gross expenses	0.53	%(6)	0.53%		0.55%	0.56%	0.56%	0.58%
Net expenses(7)	0.47	(6)	0.48		0.52	0.53	0.54	0.56
Net investment income	4.56	(6)	4.00		3.65	1.85	1.57	2.27
Portfolio Turnover Rate	44	%(5)	229%		254%	238%	227%	216%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount is less than $0.005 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$3.25		$3.14	$3.14	$3.72	$3.61	$3.76

Income (Loss) from Operations:
Net investment income(2)	0.11		0.22	0.20	0.17	0.18	0.17
Net realized and unrealized gain (loss)	0.01		0.11	—	(0.56)	0.11	(0.15)

Total Income (Loss) from Operations	0.12		0.33	0.20	(0.39)	0.29	0.02

Less Distributions from:
Net investment income	(0.11)		(0.22)	(0.20)	(0.19)	(0.18)	(0.17)

Total Distributions	(0.11)		(0.22)	(0.20)	(0.19)	(0.18)	(0.17)

Net Asset Value, End of Year	$3.26		$3.25	$3.14	$3.14	$3.72	$3.61

Total Return†(3)	3.73	%(4)	10.96%	6.71%	(10.88)%	8.61%	0.14%
Net Assets, End of Year (millions)	$138		$133	$128	$113	$213	$282
Ratios to Average Net Assets:
Gross expenses	1.02	%(5)	1.05%	1.17%	1.07%	0.96%	1.07%
Net expenses(6)	0.82	(5)	0.85	0.97	0.87	0.76	0.86
Net investment income	6.62	(5)	6.80	6.30	4.88	4.79	4.85
Portfolio Turnover Rate	54	%(4)	44%	25%	46%	117%	84%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$6.78		$6.40	$7.00	$8.12	$8.03	$8.35

Income (Loss) from Operations:
Net investment income(2)	0.13		0.19	0.12	0.07	0.07	0.20
Net realized and unrealized gain (loss)	0.05		0.25	(0.13)	(0.98)	0.08	(0.15)

Total Income (Loss) from Operations	0.18		0.44	(0.01)	(0.91)	0.15	0.05

Less Distributions from:
Net investment income	(0.16)		(0.03)	(0.59)	(0.12)	—	(0.35)
Net realized gain	—		(0.03)	—	(0.09)	(0.06)	(0.02)

Total Distributions	(0.16)		(0.06)	(0.59)	(0.21)	(0.06)	(0.37)

Net Asset Value, End of Year	$6.80		$6.78	$6.40	$7.00	$8.12	$8.03

Total Return†(3)	2.69	%(4)	6.85%	(0.15)%	(11.54)%	1.86%	0.75%
Net Assets, End of Year (millions)	$181		$179	$182	$171	$156	$135
Ratios to Average Net Assets:
Gross expenses(5)	1.12	%(6)	0.97%	0.95%	0.93%	0.97%	1.16%
Net expenses(5)(7)	1.07	(6)	0.92	0.90	0.88	0.92	1.11
Net investment income	3.87	(6)	2.90	1.86	0.95	0.92	2.49
Portfolio Turnover Rate	88	%(4)	328%	381%	312%	402%	437%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.14%, 0.01%, 0.00%, 0.00%, less than 0.005% and 0.09%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2025(1)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.64		$8.44		$8.55	$9.60	$9.53	$9.61

Income (Loss) from Operations:
Net investment income(2)	0.13		0.26		0.23	0.18	0.17	0.20
Net realized and unrealized gain (loss)	(0.04)		0.24		(0.12)	(1.03)	0.12	(0.01)

Total Income (Loss) from Operations	0.09		0.50		0.11	(0.85)	0.29	0.19

Less Distributions from:
Net investment income	(0.13)		(0.26)		(0.22)	(0.18)	(0.17)	(0.21)
Tax return of capital	—		(0.00	)(3)	—	—	—	—
Net realized gain	—		(0.04)		—	(0.02)	(0.05)	(0.06)

Total Distributions	(0.13)		(0.30)		(0.22)	(0.20)	(0.22)	(0.27)

Net Asset Value, End of Year	$8.60		$8.64		$8.44	$8.55	$9.60	$9.53

Total Return†(4)	1.05	%(5)	6.02%		1.35%	(8.91)%	3.07%	1.99%
Net Assets, End of Year (millions)	$93		$90		$99	$87	$92	$69
Ratios to Average Net Assets:
Gross expenses	0.68	%(6)	0.69%		0.76%	0.71%	0.73%	0.73%
Net expenses	0.68	(6)	0.69		0.76	0.71	0.73	0.73
Net investment income	3.04	(6)	3.01		2.66	1.99	1.79	2.16
Portfolio Turnover Rate	24	%(5)	40%		28%	48%	7%	10%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount is less than $0.005 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.27		$8.12	$9.17	$11.16	$11.13	$10.19

Income (Loss) from Operations:
Net investment income(2)	0.05		0.31	0.25	0.87	0.56	0.18
Net realized and unrealized gain (loss)	0.10		0.20	(0.65)	(1.54)	0.07	0.88

Total Income (Loss) from Operations	0.15		0.51	(0.40)	(0.67)	0.63	1.06

Less Distributions from:
Net investment income	(0.09)		(0.30)	(0.37)	(0.93)	(0.60)	(0.12)
Net realized gain	—		(0.06)	(0.28)	(0.39)	—	—

Total Distributions	(0.09)		(0.36)	(0.65)	(1.32)	(0.60)	(0.12)

Net Asset Value, End of Year	$8.33		$8.27	$8.12	$9.17	$11.16	$11.13

Total Return†(3)	1.83	%(4)	6.44%	(4.51)%	(6.55)%	5.87%	10.38%
Net Assets, End of Year (millions)	$145		$147	$127	$102	$148	$156
Ratios to Average Net Assets:
Gross expenses(5)	2.36	%(6)	2.54%	2.35%	1.08%	0.93%	1.27%
Net expenses(5)(7)	2.31	(6)	2.49	2.30	1.03	0.88	1.22
Net investment income	1.20	(6)	3.82	2.96	8.43	5.08	1.76
Portfolio Turnover Rate	57	%(4)	121%	56%	57%	104%	193%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 1.57%, 1.67%, 1.32%, 0.17%, 0.03% and 0.35%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$9.73		$9.61	$9.69	$9.89	$9.99	$9.90

Income (Loss) from Operations:
Net investment income(2)	0.23		0.48	0.32	0.08	0.05	0.18
Net realized and unrealized gain (loss)	0.03		0.11	0.14	(0.17)	0.01	0.06

Total Income (Loss) from Operations	0.26		0.59	0.46	(0.09)	0.06	0.24

Less Distributions from:
Net investment income	(0.23)		(0.33)	(0.54)	(0.11)	(0.16)	(0.15)
Tax return of capital	—		(0.14)	—	—	—	—

Total Distributions	(0.23)		(0.47)	(0.54)	(0.11)	(0.16)	(0.15)

Net Asset Value, End of Year	$9.76		$9.73	$9.61	$9.69	$9.89	$9.99

Total Return†(3)	2.69	%(4)	6.28%	4.95%	(0.92)%	0.61%	2.36%
Net Assets, End of Year (millions)	$271		$315	$309	$506	$442	$398
Ratios to Average Net Assets:
Gross expenses(5)	0.67	%(6)	0.69%	0.81%	0.67%	0.67%	0.69%
Net expenses(5)(7)	0.52	(6)	0.54	0.76	0.62	0.62	0.64
Net investment income	4.78	(6)	4.98	3.34	0.79	0.50	1.78
Portfolio Turnover Rate	50	%(4)	87%	42%	86%	55%	96%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.01%, 0.01%, 0.14%, 0.02%, less than 0.005% and 0.02%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2025(1)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$10.77		$10.24	$10.69	$10.99	$10.04	$10.10

Income (Loss) from Operations:
Net investment income(2)	0.27		0.34	0.38	0.20	0.13	0.15
Net realized and unrealized gain (loss)	(0.03)		0.52	(0.17)	(0.42)	0.91	0.10

Total Income (Loss) from Operations	0.24		0.86	0.21	(0.22)	1.04	0.25

Less Distributions from:
Net investment income	(0.26)		(0.33)	(0.64)	(0.07)	(0.09)	(0.28)
Net realized gain	—		—	(0.02)	(0.01)	—	(0.03)

Total Distributions	(0.26)		(0.33)	(0.66)	(0.08)	(0.09)	(0.31)

Net Asset Value, End of Year	$10.75		$10.77	$10.24	$10.69	$10.99	$10.04

Total Return†(3)	2.26	%(4)	8.65%	2.14%	(2.06)%	10.39%	2.61%
Net Assets, End of Year (millions)	$181		$163	$157	$147	$119	$39
Ratios to Average Net Assets:
Gross expenses	1.37	%(5)	1.39%	1.50%	1.59%	1.56%	1.85%
Net expenses(6)(7)	0.37	(5)	0.39	0.50	0.59	0.56	0.70
Net investment income	5.00	(5)	3.22	3.70	1.83	1.24	1.52
Portfolio Turnover Rate	9	%(4)	13%	27%	18%	18%	34%

(1)	For the six months ended February 28, 2025 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The investment objectives of each Fund are as follows:

Morgan Stanley Pathway Large Cap Equity ETF	Capital appreciation.
Morgan Stanley Pathway Small-Mid Cap Equity ETF	Capital appreciation.
International Equity Fund	Capital appreciation.
Emerging Marketing Equity Fund	Long-term capital appreciation.
Core Fixed Income Fund	Maximum total return, consistent with preservation of capital and prudent investment management.
High Yield Fund	A high level of current income primarily through investment in below-investment grade debt securities.
International Fixed Income Fund	Maximize current income, consistent with the protection of principal.
Municipal Bond Fund	A high level of interest income that is excluded form federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Inflation-Linked Fixed Income Fund	Total return that exceeds the rate of inflation over an economic cycle.
Ultra-Short Term Fixed Income Fund	Total return, consistent with preservation of capital.
Alternative Strategies Fund	Long term growth of capital.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Notes to Financial Statements

(unaudited) (continued)

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements

(unaudited) (continued)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements

(unaudited) (continued)

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Large Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$260,122,521	*	$260,122,521	$—	$—	*
Consumer Discretionary	284,823,333		284,823,333	—	—
Consumer Staples	137,194,747		137,194,747	—	—
Energy	93,847,457		93,847,457	—	—
Financials	477,896,987		477,896,987	—	—
Health Care	321,940,616		321,940,616	—	—
Industrials	278,488,189		278,488,189	—	—
Information Technology	697,767,262		697,767,262	—	—
Materials	74,361,970		74,361,970	—	—
Real Estate	71,644,245		71,644,245	—	—
Utilities	55,222,939		55,222,939	—	—
Short-Term Investments:
Money Market Fund	2,943,298		2,943,298	—	—
Time Deposits	46,687,165		—	46,687,165	—

Total Investments, at Value	$2,802,940,729	*	$2,756,253,564	$46,687,165	$—	*

Securities Lending Transactions — Liabilities	$(2,943,298)		$—	$(2,943,298)	$—

Other Financial Instruments — Assets***
Futures Contract	$56,345		$56,345	$—	$—

Total Other Financial Instruments — Assets	$56,345		$56,345	$—	$—

Other Financial Instruments — Liabilities***
Futures Contract	$(3,620)		$(3,620)	$—	$—

Total Other Financial Instruments — Liabilities	$(3,620)		$(3,620)	$—	$—

Morgan Stanley Pathway Small-Mid Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$13,677,387	*	$13,677,387	$—	$—	*
Consumer Discretionary	59,536,292		59,536,292	—	—
Consumer Staples	14,079,865		14,079,865	—	—
Energy	25,765,148		25,765,148	—	—
Financials	81,901,273		81,901,273	—	—
Health Care	73,857,034		73,849,771	7,263	—
Industrials	109,639,095		109,639,095	—	—
Information Technology	89,494,134		89,494,134	—	—
Materials	23,110,668		23,107,599	3,069	—
Real Estate	25,548,077		25,548,077	—	—
Utilities	19,946,885		19,946,885	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant:
Health Care	$391	$—	$391	$—
Corporate Bond & Note	811,337	—	811,337	—
Short-Term Investments:
Money Market Fund	5,323,810	5,323,810	—	—
Time Deposits	17,037,078	—	17,037,078	—

Total Investments, at Value	$559,728,474 *	$541,869,336	$17,859,138	$—	*

Securities Lending Transactions — Liabilities	$(5,323,810)	$—	$(5,323,810)	$—

Other Financial Instruments — Liabilities***
Futures Contracts	$(256,168)	$(256,168)	$—	$—

Total Other Financial Instruments — Liabilities	$(256,168)	$(256,168)	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$144,198,134	$—	$144,198,134	$—
Germany	107,843,251	—	107,843,251	—
Japan	220,289,270	85,705	220,203,565	—
Netherlands	62,188,188	692,259	61,495,929	—
Switzerland	98,228,458	—	98,228,458	—
United Kingdom	201,544,252	1,754,402	199,789,850	—
Other Countries**	337,507,655	57,537,630	279,970,025	—
Preferred Stocks:
Germany	1,570,451	—	1,570,451	—
Open End Mutual Fund Security:
United States	757,930	757,930	—	—
Right:
South Korea	4,334	—	4,334	—
Short-Term Investments:
Money Market Fund	6,146,147	6,146,147	—	—
Time Deposits	36,003,367	—	36,003,367	—

Total Investments, at Value	$1,216,281,437	$66,974,073	$1,149,307,364	$—

Security Lending Transactions — Liabilities	$(6,146,147)	$—	$(6,146,147)	$—

Other Financial Instruments — Assets***
Futures Contracts	$57,540	$57,540	$—	$—

Total Other Financial Instruments — Assets	$57,540	$57,540	$—	$—

Other Financial Instruments — Liabilities***
Futures Contracts	$(15,631)	$(15,631)	$—	$—

Total Other Financial Instruments — Liabilities	$(15,631)	$(15,631)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$143,007,570		$21,234,692	$121,772,876	$2
India	84,266,350		14,735,251	69,531,099	—
South Korea	47,450,659		—	47,450,659	—
Taiwan	89,178,629		12,905,955	76,272,674	—
Other Countries**	162,757,043	*	63,476,341	99,263,773	16,929	*
Preferred Stocks:
Brazil	3,235,845		3,235,845	—	—
Chile	163,478		163,478	—	—
Colombia	117,252		117,252	—	—
Mexico	258,082		258,082	—	—
South Korea	2,702,723		—	2,702,723	—
Right:
Brazil	748		—	748	—
Short-Term Investments:
Money Market Fund	1,480,452		1,480,452	—	—
Time Deposits	18,310,311		—	18,310,311	—

Total Investments, at Value	$552,929,142	*	$117,607,348	$435,304,863	$16,931	*

Security Lending Transactions — Liabilities	$(1,480,452)		$—	$(1,480,452)	$—

Other Financial Instruments — Liabilities***
Futures Contract	$(3,715)		$(3,715)	$—	$—

Total Other Financial Instruments — Liabilities	$(3,715)		$(3,715)	$—	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$546,097,732	*	$—	$546,097,732	$—	*
Mortgage-Backed Securities	519,403,396		—	519,403,396	—
U.S. Government Agencies & Obligations	444,028,936		—	444,028,936	—
Collateralized Mortgage Obligations	215,498,575		—	215,498,575	—
Sovereign Bonds:
Other Countries**	48,243,225		—	48,243,225	—
Asset-Backed Securities	13,593,650		—	13,593,650	—
Senior Loans	10,990,070		—	10,990,070	—
Municipal Bonds	2,998,344		—	2,998,344	—
Common Stock:
Telecommunications	422,400		—	422,400	—
Purchased Options	394,122		394,122	—	—
Short-Term Investments:
Time Deposits	86,537,021		—	86,537,021	—
U.S. Government Obligation	14,982,269		—	14,982,269	—

Total Investments, at Value	$1,903,189,740	*	$394,122	$1,902,795,618	$—	*

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Assets***
Futures Contracts	$2,875,249	$2,875,249	$—	$—
Forward Foreign Currency Contracts	1,382,939	—	1,382,939	—
Centrally Cleared Credit Default Swaps	71,545	—	71,545	—

Total Other Financial Instruments — Assets	$4,329,733	$2,875,249	$1,454,484	$—

Other Financial Instruments — Liabilities***
Options Contracts Written	$(161,238)	$(161,238)	$—	$—
Futures Contracts	(520,137)	(520,137)	—	—
Forward Foreign Currency Contracts	(553,694)	—	(553,694)	—
OTC Interest Rate Swap	(1,661,189)	—	(1,661,189)	—
Centrally Cleared Interest Rate Swap	(323,303)	—	(323,303)	—

Total Other Financial Instruments — Liabilities	$(3,219,561)	$(681,375)	$(2,538,186)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$132,144,227	$—	$132,144,227	$—
Senior Loans	476,831	—	476,831	—
Short-Term Investments:
Time Deposits	4,472,106	—	4,472,106	—

Total Investments, at Value	$137,093,164	$—	$137,093,164	$—

International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$101,423,272	$—	$101,423,272	$—
Sovereign Bonds:
France	9,062,131	—	9,062,131	—
Japan	19,387,688	—	19,387,688	—
Spain	13,354,462	—	13,354,462	—
Other Countries**	30,220,654	—	30,220,654	—
Collateralized Mortgage Obligations	31,298,027	—	31,298,027	—
Corporate Bonds & Notes	22,828,498	—	22,828,498	—
U.S. Government Obligations	16,321,566	—	16,321,566	—
Asset-Backed Securities	247,641	—	247,641	—
Municipal Bond	205,911	—	205,911	—
Purchased Options	148,839	—	148,839	—
Short-Term Investments:
Commercial Paper	249,838	—	249,838	—
Time Deposits	4,682,210	—	4,682,210	—
U.S. Government Obligation	40,607	—	40,607	—

Total Investments, at Value	$249,471,344	$—	$249,471,344	$—

Other Financial Instruments — Assets***
Futures Contracts	$519,369	$519,369	$—	$—
Forward Foreign Currency Contracts	1,375,702	—	1,375,702	—
OTC Total Return Swap	56,182	—	56,182	—
OTC Interest Rate Swaps	11,826	—	11,826	—
Centrally Cleared Interest Rate Swaps	2,366,691	—	2,366,691	—
OTC Credit Default Swaps	12,802	—	12,802	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Centrally Cleared Credit Default Swap	$78,340	$—	$78,340	$—

Total Other Financial Instruments — Assets	$4,420,912	$519,369	$3,901,543	$—

Other Financial Instruments — Liabilities***
Options Contracts Written	$(111,892)	$—	$(111,892)	$—
Reverse Repurchase Agreements	(12,676,880)	—	(12,676,880)	—
Forward Sale Commitments	(48,797,422)	—	(48,797,422)	—
Futures Contracts	(386,648)	(386,648)	—	—
Forward Foreign Currency Contracts	(1,546,846)	—	(1,546,846)	—
OTC Total Return Swap	(17,833)	—	(17,833)	—
OTC Interest Rate Swaps	(246,160)	—	(246,160)	—
Centrally Cleared Interest Rate Swaps	(3,205,510)	—	(3,205,510)	—
OTC Credit Default Swaps	(90)	—	(90)	—
Centrally Cleared Credit Default Swaps	(46,944)	—	(46,944)	—
OTC Cross Currency Swaps	(754,074)	—	(754,074)	—

Total Other Financial Instruments — Liabilities	$(67,790,299)	$(386,648)	$(67,403,651)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$85,249,726	$—	$85,249,726	$—
Short-Term Investments:
Time Deposits	6,691,610	—	6,691,610	—

Total Investments, at Value	$91,941,336	$—	$91,941,336	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$161,682,550	$—	$161,682,550	$—
Mortgage-Backed Securities	20,505,554	—	20,505,554	—
Collateralized Mortgage Obligations	16,531,309	—	16,531,309	—
Sovereign Bonds:
Other Countries**	6,724,204	—	6,724,204	—
Corporate Bonds & Notes	169,742	—	169,742	—
Short-Term Investments:
Time Deposits	1,668,666	—	1,668,666	—

Total Investments, at Value	$207,282,025	$—	$207,282,025	$—

Other Financial Instruments — Assets***
Futures Contracts	$309,421	$309,421	$—	$—
Forward Foreign Currency Contracts	298,224	—	298,224	—
Centrally Cleared Interest Rate Swaps	1,216,473	—	1,216,473	—
Centrally Cleared Inflation Rate Swaps	726,218	—	726,218	—

Total Other Financial Instruments — Assets	$2,550,336	$309,421	$2,240,915	$—

Other Financial Instruments — Liabilities***
Options Contracts Written	$(248,640)	$—	$(248,640)	$—
Reverse Repurchase Agreements	(48,781,380)	—	(48,781,380)	—
Futures Contracts	(458,024)	(458,024)	—	—
Forward Foreign Currency Contracts	(282,689)	—	(282,689)	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Centrally Cleared Interest Rate Swaps	$(543,285)	$—	$(543,285)	$—
Centrally Cleared Inflation Rate Swaps	(1,149,275)	—	(1,149,275)	—

Total Other Financial Instruments — Liabilities	$(51,463,293)	$(458,024)	$(51,005,269)	$—

Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$130,471,842	$—	$130,471,842	$—
Collateralized Mortgage Obligations	79,650,247	—	79,650,247	—
Asset-Backed Securities	39,336,955	—	39,336,955	—
Mortgage-Backed Securities	7,882,962	—	7,882,962	—
U.S. Government Obligation	952,685	—	952,685	—
Short-Term Investments:
Commercial Papers	15,627,163	—	15,627,163	—
Corporate Bond	500,525	—	500,525	—
Time Deposits	3,861,311	—	3,861,311	—
U.S. Government Obligation	20,861,738	—	20,861,738	—

Total Investments, at Value	$299,145,428	$—	$299,145,428	$—

Other Financial Instruments — Assets***
Futures Contract	$70,808	$70,808	$—	$—

Total Other Financial Instruments — Assets	$70,808	$70,808	$—	$—

Other Financial Instruments — Liabilities***
Reverse Repurchase Agreement	$(947,250)	$—	$(947,250)	$—
Futures Contracts	(357,930)	(357,930)	—	—

Total Other Financial Instruments — Liabilities	$(1,305,180)	$(357,930)	$(947,250)	$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$176,682,684	$176,682,684	$—	$—

Total Investments, at Value	$176,682,684	$176,682,684	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.
***

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

Notes to Financial Statements

(unaudited) (continued)

There were no significant transfers in or out of level 3 for the period ended February 28, 2025 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund

Notes to Financial Statements

(unaudited) (continued)

will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to

Notes to Financial Statements

(unaudited) (continued)

preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

Notes to Financial Statements

(unaudited) (continued)

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swaps. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swaps. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2025:

Morgan Stanley Pathway Large Cap Equity ETF

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$56,345	$56,345

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$3,620	$3,620

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,596,226	$1,596,226

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(520,074)	$(520,074)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$256,168	$256,168

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(42,695)	$(42,695)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(362,678)	$(362,678)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$57,540	$57,540

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$15,631	$15,631

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$57,225	$57,225

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$6,643	$6,643

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$3,715	$3,715

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(23,440)	$(23,440)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(12,234)	$(12,234)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$394,122	$—	$—	$—	$394,122
Unrealized appreciation on open futures contracts (b)	2,875,249	—	—	—	2,875,249
Unrealized appreciation on forward foreign currency contracts (c)	—	1,382,939	—	—	1,382,939
Unrealized appreciation on centrally cleared swaps (f)	—	—	71,545	—	71,545

	$3,269,371	$1,382,939	$71,545	$—	$4,723,855

Liability derivatives
Options contracts written outstanding (a)	$161,238	$—	$—	$—	$161,238
Unrealized depreciation on open futures contracts (b)	520,137	—	—	—	520,137
Unrealized depreciation on forward foreign currency contracts (a)	—	553,694	—	—	553,694
Unrealized depreciation on centrally cleared swaps (f)	323,303	—	—	—	323,303
Unrealized depreciation on OTC swaps (a)	1,661,189	—	—	—	1,661,189

	$2,665,867	$553,694	$—	$—	$3,219,561

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(2,255,178)	$—	$—	$—	$(2,255,178)
Futures contracts	(11,175,117)	—	—	—	(11,175,117)
Options contracts written	3,059,478	—	—	—	3,059,478
Swap contracts	549,239	—	488,529	—	1,037,768
Forward foreign currency contracts	—	1,645,595	—	—	1,645,595

	$(9,821,578)	$1,645,595	$488,529	$—	$(7,687,454)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$77,188	$—	$—	$—	$77,188
Futures contracts	3,619,037	—	—	—	3,619,037
Options contracts written	184,215	—	—	—	184,215
Swap contracts	53,018	—	(159,203)	—	(106,185)
Forward foreign currency contracts	—	1,741,225	—	—	1,741,225

	$3,933,458	$1,741,225	$(159,203)	$—	$5,515,480

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$146,302	$2,537	$—	$—	$148,839
Unrealized appreciation on open futures contracts (b)	519,369	—	—	—	519,369
Unrealized appreciation on forward foreign currency contracts (c)	—	1,375,702	—	—	1,375,702
Unrealized appreciation on centrally cleared swaps (f)	2,366,691	—	78,340	—	2,445,031
Unrealized appreciation on OTC swaps (c)	68,008	—	12,802	—	80,810

	$3,100,370	$1,378,239	$91,142	$—	$4,569,751

Liability derivatives
Options contracts written outstanding (a)	$111,892	$—	$—	$—	$111,892
Unrealized depreciation on open futures contracts (b)	386,648	—	—	—	386,648
Unrealized depreciation on forward foreign currency contracts (a)	—	1,546,846	—	—	1,546,846
Unrealized depreciation on centrally cleared swaps (f)	3,205,510	—	46,944	—	3,252,454
Unrealized depreciation on OTC swaps (a)	263,993	754,074	90	—	1,018,157

	$3,968,043	$2,300,920	$47,034	$—	$6,315,997

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$3,543	$87,154	$—	$—	$90,697
Futures contracts	2,010,567	—	—	—	2,010,567
Options contracts written	83,667	25,945	—	—	109,612
Swap contracts	(371,347)	—	108,691	—	(262,656)
Forward foreign currency contracts	—	2,034,371	—	—	2,034,371

	$1,726,430	$2,147,470	$108,691	$—	$3,982,591

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(28,773)	$9,891	$—	$—	$(18,882)
Futures contracts	(347,619)	—	—	—	(347,619)
Options contracts written	(12,229)	—	—	—	(12,229)
Swap contracts	(732,411)	501,250	14,788	—	(216,373)
Forward foreign currency contracts	—	2,086,462	—	—	2,086,462

	$(1,121,032)	$2,597,603	$14,788	$—	$1,491,359

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$309,421	$—	$—	$—	$309,421
Unrealized appreciation on forward foreign currency contracts (c)	—	298,224	—	—	298,224
Unrealized appreciation on centrally cleared swaps (f)	1,942,691	—	—	—	1,942,691

	$2,252,112	$298,224	$—	$—	$2,550,336

Liability derivatives
Options contracts written outstanding (a)	$248,640	$—	$—	$—	$248,640
Unrealized depreciation on open futures contracts (b)	458,024	—	—	—	458,024
Unrealized depreciation on forward foreign currency contracts (a)	—	282,689	—	—	282,689
Unrealized depreciation on centrally cleared swaps (f)	1,692,560	—	—	—	1,692,560

	$2,399,224	$282,689	$—	$—	$2,681,913

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$685,422	$—	$—	$—	$685,422
Options contracts written	14,139	—	—	—	14,139
Swap contracts	30,872	—	—	—	30,872
Forward foreign currency contracts	—	697,465	—	—	697,465

	$730,433	$697,465	$—	$—	$1,427,898

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(260,562)	$—	$—	$—	$(260,562)
Options contracts written	(444)	—	—	—	(444)
Swap contracts	(65,086)	—	—	—	(65,086)
Forward foreign currency contracts	—	213,931	—	—	213,931

	$(326,092)	$213,931	$—	$—	$(112,161)

Notes to Financial Statements

(unaudited) (continued)

Ultra-Short Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$70,808	$—	$—	$—	$70,808

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$357,930	$—	$—	$—	$357,930

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2025:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$804,626	$—	$—	$—	$804,626

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(340,036)	$—	$—	$—	$(340,036)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 28, 2025 were as follows:

Morgan Stanley Pathway Large Cap Equity ETF

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$17,651,048
Morgan Stanley Pathway Small-Mid Cap Equity ETF
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$3,198,720

Notes to Financial Statements

(unaudited) (continued)

International Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,069,337
Emerging Markets Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$686,588
Core Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$170,794	$—	$—	$—
Futures contracts	518,963,359	—	—	—
Option contracts written	428,973	—	—	—
Swap contracts	52,823,321	—	64,514,600	—
Forward foreign currency contracts	—	143,815,765	—	—
International Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$177,899	$31,021	$—	$—
Futures contracts	107,234,314	—	—	—
Option contracts written	131,991	5,951	—	—
Swap contracts	331,115,725	18,857,697	56,585,167	—
Forward foreign currency contracts	—	224,624,979	—	—
Inflation-Linked Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$112,675,300	$—	$—	$—
Option contracts written	171,209	—	—	—
Swap contracts	83,063,881	—	—	—
Forward foreign currency contracts	—	41,901,779	—	—
Ultra-Short Term Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$44,316,798	$—	$—	$—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements

(unaudited) (continued)

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2025:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Morgan Stanley Pathway Large Cap Equity ETF	$2,592,996	$ —	$(2,592,996)	$0
Morgan Stanley Pathway Small-Mid Cap Equity ETF	5,228,806	—	(5,228,806)	0
International Equity Fund	7,138,157	—	(7,138,157)	0
Emerging Markets Equity Fund	1,443,215	—	(1,443,215)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $2,943,298, $5,323,810, $6,146,147 and $1,480,452, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $1,509,317 and $18,816, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

Notes to Financial Statements

(unaudited) (continued)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025:

	Remaining Contractual Maturity of the Agreements As of February 28, 2025
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Morgan Stanley Pathway Large Cap Equity ETF
Securities Lending Transactions
Common Stocks	$2,943,298	$—	$—	$—	$2,943,298

Total Borrowings	$2,943,298	$—	$—	$—	$2,943,298

Gross amount of recognized liabilities for securities lending transactions					$2,943,298

Morgan Stanley Pathway Small-Mid Cap Equity ETF
Securities Lending Transactions
Common Stocks	$5,323,810	$—	$—	$—	$5,323,810

Total Borrowings	$5,323,810	$—	$—	$—	$5,323,810

Gross amount of recognized liabilities for securities lending transactions					$5,323,810

International Equity Fund
Securities Lending Transactions
Common Stocks	$6,146,147	$—	$—	$—	$6,146,147

Total Borrowings	$6,146,147	$—	$—	$—	$6,146,147

Gross amount of recognized liabilities for securities lending transactions					$6,146,147

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$1,480,452	$—	$—	$—	$1,480,452

Total Borrowings	$1,480,452	$—	$—	$—	$1,480,452

Gross amount of recognized liabilities for securities lending transactions					$1,480,452

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$8,644,067	$4,032,813	$—	$12,676,880

Total Borrowings	$—	$8,644,067	$4,032,813	$—	$12,676,880

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$12,676,880

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$48,781,380	$—	$—	$48,781,380

Total Borrowings	$—	$48,781,380	$—	$—	$48,781,380

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$48,781,380

Ultra-Short Term Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$947,250	$—	$—	$947,250

Total Borrowings	$—	$947,250	$—	$—	$947,250

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$947,250

Notes to Financial Statements

(unaudited) (continued)

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments, at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities

Notes to Financial Statements

(unaudited) (continued)

rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi- governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

Notes to Financial Statements

(unaudited) (continued)

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2023 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price

Notes to Financial Statements

(unaudited) (continued)

for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. The Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at the borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of February 28, 2025.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended February 28, 2025, the International Fixed Income Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at February 28, 2025, and the average amount of borrowings, incurred interest expense and a weighted

Notes to Financial Statements

(unaudited) (continued)

average interest rate related to sale-buyback transactions outstanding during the period ended February 28, 2025, were as following:

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for investments purchased	$—	$2,392,046	$—
Average amount borrowed	22,120	2,323,298	3,249
Interest expense	—	58,848	33
Weighted average interest rate	5.56%	5.10%	2.03%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended February 28, 2025, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between each Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at February 28, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2025 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2025.

Notes to Financial Statements

(unaudited) (continued)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2025:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$1,382,939		$(553,694)
Swap contracts	—		(1,661,189)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,382,939		$(2,214,883)

International Fixed Income Fund:
Forward foreign currency contracts	$1,375,702		$(1,546,846)
Option contracts	148,839	(b)	(111,892)
Swap contracts	80,810		(1,018,157)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,605,351		$(2,676,895)

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$298,224		$(282,689)
Option contracts	—		(248,640)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$298,224		$(531,329)

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2025:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$351,863	$(351,863)	$—	$0
Goldman Sachs & Co.	1,031,076	(254,043)	—	777,033

Total over-the-counter derivative instruments	$1,382,939	$(605,906)	$—	$777,033

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$1,960,840	$(351,863)	$—	$1,608,977
Goldman Sachs & Co.	254,043	(254,043)	—	0

Total over-the-counter derivative instruments	$2,214,883	$(605,906)	$—	$1,608,977

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$31,372	$(31,372)	$—	$0
Barclays Bank PLC	80,797	(33,540)	—	47,257
BNP Paribas SA	591,263	(591,263)	—	0
Deutsche Bank AG	87,475	(87,475)	—	0
Goldman Sachs & Co.	190,024	(190,024)	—	0
HSBC Bank USA	76,717	(42,865)	—	33,852
JPMorgan Chase & Co.	239,077	(97,062)	(142,015)	0
Societe Generale SA	10,382	(9,284)	—	1,098
Standard Chartered Bank	163,606	(141,696)	—	21,910
UBS Securities LLC	37,070	(37,070)	—	0
Wells Fargo Bank	97,568	(97,568)	—	0

Total over-the-counter derivative instruments	$1,605,351	$(1,359,219)	$(142,015)	$104,117

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$99,232	$(31,372)	$—	$67,860
Barclays Bank PLC	33,540	(33,540)	—	0
BNP Paribas SA	1,001,773	(591,263)	—	410,510
Deutsche Bank AG	115,189	(87,475)	—	27,714
Goldman Sachs & Co.	869,494	(190,024)	—	679,470
HSBC Bank USA	42,865	(42,865)	—	0
JPMorgan Chase & Co.	97,062	(97,062)	—	0
Societe Generale SA	9,284	(9,284)	—	0
Standard Chartered Bank	141,696	(141,696)	—	0
UBS Securities LLC	42,608	(37,070)	—	5,538
Wells Fargo Bank	224,152	(97,568)	—	126,584

Total over-the-counter derivative instruments	$2,676,895	$(1,359,219)	$—	$1,317,676

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$25,510	$(25,510)	$—	$0
BNP Paribas SA	121,567	(121,567)	—	0
Deutsche Bank AG	24,845	(24,845)	—	0
HSBC Bank USA	11,227	(10,274)	—	953
JPMorgan Chase & Co.	35,242	(35,242)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	7,194	(7,194)	—	0
Standard Chartered Bank	72,639	(7,016)	—	65,623

Total over-the-counter derivative instruments	$298,224	$(231,648)	$—	$66,576

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$252,836	$(25,510)	$—	$227,326
BNP Paribas SA	148,089	(121,567)	—	26,522
Deutsche Bank AG	25,513	(24,845)	—	668
HSBC Bank USA	10,274	(10,274)	—	0
JPMorgan Chase & Co.	61,074	(35,242)	—	25,832
Merrill Lynch, Pierce, Fenner & Smith Inc.	26,527	(7,194)	—	19,333
Standard Chartered Bank	7,016	(7,016)	—	0

Total over-the-counter derivative instruments	$531,329	$(231,648)	$—	$299,681

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

(aa) Segment Reporting. During the reporting period, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental

Notes to Financial Statements

(unaudited) (continued)

disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objectives are included in Note 1. In connection with the adoption of ASU 2023-07, the Trust’s Chief Operating Officer acts as the Trust’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s financial statements.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. These fee waivers and/or reimbursements will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Alternative Strategies Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Alternative Strategies Fund’s business), from exceeding 0.70%.

This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2025 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Morgan Stanley Pathway Large Cap Equity ETF	0.11%	0.20%	0.60%
Morgan Stanley Pathway Small-Mid Cap Equity ETF	0.28%	0.20%	0.80%
International Equity Fund	0.28%	0.20%	0.70%
Emerging Markets Equity Fund	0.34%	0.20%	0.90%
Core Fixed Income Fund	0.14%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.15%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

Notes to Financial Statements

(unaudited) (continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2025, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Morgan Stanley Pathway Large Cap Equity ETF	$3,948,312
Morgan Stanley Pathway Small-Mid Cap Equity ETF	863,109
International Equity Fund	1,341,300
Emerging Markets Equity Fund	944,970
Core Fixed Income Fund	533,004
High Yield Fund	137,615
International Fixed Income Fund	47,708
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	36,740
Ultra-Short Term Fixed Income Fund	212,881
Alternative Strategies Fund	863,212

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 28, 2025, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Morgan Stanley Pathway Large Cap Equity ETF	$929
Morgan Stanley Pathway Small-Mid Cap Equity ETF	9,704
International Equity Fund	—
Emerging Markets Equity Fund	2,124
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Trust’s Chief Compliance Officer.

For the period ended February 28, 2025, the Funds assume the following to be affiliated issuers:

Morgan Stanley Pathway Large Cap Equity ETF

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 28, 2025
Morgan Stanley	$3,852,841	$150,113	$—	$—	$1,103,013	$69,710	$5,105,967

Notes to Financial Statements

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 28, 2025
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.334% (1-Month Term SOFR + 1.014%) due 5/25/34	$371,341	$—	$(13,468)	$22	$4,191	$90	$8,019	$362,176

3. Investments

During the period ended February 28, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Morgan Stanley Pathway Large Cap Equity ETF	$251,809,563	$224,848,666	$—	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF	202,414,872	126,684,635	—	—
International Equity Fund	178,021,228	264,993,035	—	—
Emerging Markets Fund	93,060,704	43,918,513	—	—
Core Fixed Income Fund	165,876,892	220,129,540	627,412,069	582,777,871
High Yield Fund	72,448,698	68,411,668	—	—
International Fixed Income Fund	55,950,489	28,846,207	186,295,133	141,715,473
Municipal Bond Fund	20,616,743	21,244,473	—	—
Inflation-Linked Fixed Income Fund	2,378,785	4,110,923	114,914,290	119,377,946
Ultra-Short Term Fixed Income Fund	76,821,223	100,482,203	42,645,715	56,849,945
Alternative Strategies Fund	15,834,452	—	—	—

The cost of investments for federal income tax purposes and gross unrealized appreciation and unrealized depreciation at February 28, 2025 have been disclosed under the respective Schedule of Investments.

4. Shares of Beneficial Interest

At February 28, 2025, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2025, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2025	Year Ended August 31, 2024
Morgan Stanley Pathway Large Cap Equity ETF
Shares sold	10,174,977	34,805,714
Shares issued on reinvestment	3,991,932	5,516,055
Shares repurchased	(59,733,140)	(20,142,665)

Net Increase (Decrease)	(45,566,231)	20,179,104

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2025	Year Ended August 31, 2024
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Shares sold	7,691,398	7,385,124
Shares issued on reinvestment	3,179,318	297,643
Shares repurchased	(25,307,306)	(12,137,440)

Net Decrease	(14,436,590)	(4,454,673)

International Equity Fund
Shares sold	14,156,473	19,960,222
Shares issued on reinvestment	5,103,592	1,958,952
Shares repurchased	(19,784,846)	(25,387,585)

Net Decrease	(524,781)	(3,468,411)

Emerging Markets Equity Fund
Shares sold	8,255,882	10,561,701
Shares issued on reinvestment	792,004	823,359
Shares repurchased	(4,419,462)	(14,442,840)

Net Increase (Decrease)	4,628,424	(3,057,780)

Core Fixed Income Fund
Shares sold	37,572,914	71,305,055
Shares issued on reinvestment	6,003,984	11,954,712
Shares repurchased	(36,245,170)	(79,469,989)

Net Increase	7,331,728	3,789,778

High Yield Fund
Shares sold	5,168,277	10,313,895
Shares issued on reinvestment	1,416,077	2,864,296
Shares repurchased	(5,160,790)	(12,884,403)

Net Increase	1,423,564	293,788

International Fixed Income Fund
Shares sold	4,185,340	7,770,890
Shares issued on reinvestment	619,779	242,360
Shares repurchased	(4,562,809)	(10,035,865)

Net Increase (Decrease)	242,310	(2,022,615)

Municipal Bond Fund
Shares sold	2,121,338	2,181,628
Shares issued on reinvestment	158,257	391,076
Shares repurchased	(1,973,409)	(3,802,599)

Net Increase (Decrease)	306,186	(1,229,895)

Inflation-Linked Fixed Income Fund
Shares sold	1,401,924	5,369,255
Shares issued on reinvestment	193,893	706,207
Shares repurchased	(1,971,352)	(3,929,674)

Net Increase (Decrease)	(375,535)	2,145,788

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2025	Year Ended August 31, 2024
Ultra-Short Term Fixed Income Fund
Shares sold	4,985,728	10,143,636
Shares issued on reinvestment	675,195	1,584,409
Shares repurchased	(10,312,384)	(11,416,637)

Net Increase (Decrease)	(4,651,461)	311,408

Alternative Strategies Fund
Shares sold	3,578,776	4,786,165
Shares issued on reinvestment	405,062	493,308
Shares repurchased	(2,270,984)	(5,474,553)

Net Increase (Decrease)	1,712,854	(195,080)

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2024, the Funds had the following net capital loss carryforwards remaining:

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund
Short Term	$—	$—	$—	$6,422,648	$47,020,845	$2,842,097
Long Term	—	—	—	45,512,031	125,186,099	18,900,833

Total	$—	$—	$—	$51,934,679	$172,206,944	$21,742,930

		International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term		$3,448,042	$2,530,100	$—	$15,511,414	$79,751
Long Term		1,682,758	3,663,284	—	—	513,916

Total		$5,130,800	$6,193,384	$—	$15,511,414	$593,667

6. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements other than the information below.

Subsequent to February 28, 2025, the Funds made the following distributions per share:

Record Date - Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
3/1/25-3/31/25	$0.025103	$0.016596	$0.022134	$0.037806	$0.048798

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof, a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (“Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to evaluate the terms of the Agreements, and the Manager and Sub-advisers are required to provide such information. The determination of what particular information may be reasonably necessary must be made by the Independent Trustees in the exercise of their reasonable business judgment.

****

At an in-person meeting held on the December 16, 2024 (the “December Meeting”), the Board, including a majority of the Independent Trustees, (i) approved a new investment advisory agreement (the “December Advisory Agreement”) with J.P. Morgan Investment Management (“JPMIM” or “New Sub-adviser”) as an additional Sub-adviser to the Core Fixed Income Fund and (ii) terminated Western Asset Management as an investment adviser to the High Yield Fund and Core Fixed Income Fund. JPMIM began managing its allocated portion of the Core Fixed Income Fund’s investment portfolio on March 28, 2025.

In voting to approve the December Advisory Agreement at the December Meeting, the Independent Trustees considered whether the approval of the Agreement would be in the best interests of the Core Fixed Income Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent, and Quality of the Services to be Provided Under the Agreement

In determining whether to approve the December Advisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included copies of the December Advisory Agreement which set forth the sub-investment advisory fee to be paid to the New Sub-adviser by the Manager, and information regarding: (i) the process by which the Manager selected and recommended the New Sub-adviser for Board approval; (ii) the nature, extent and quality of the services expected to be provided by the New Sub-adviser to Core Fixed Income Fund; and (iii) the New Sub-adviser’s (A) investment management business, personnel, and operations, (B) trading policies and practices, (C) compliance programs, (D) historical performance returns managing investment mandates similar to the Core Fixed Income Fund’s investment mandate, with such performance compared to a relevant index, and (E) financial condition. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Core Fixed Income Fund by the New Sub-adviser. The Independent Trustees also discussed the acceptability of the terms of the December Advisory Agreement, noting the substantial similarity to the terms of the investment advisory agreements with the Trust’s other Sub-advisers. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to the New Sub-adviser as a result of its relationship with the Core Fixed Income Fund. The materials and information were provided in advance of and at the December Meeting. Representatives from the New Sub-adviser also made a presentation to and responded to questions from the Board. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the New Sub-adviser.

During the course of the year and at the December Meeting, the Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior personnel and the portfolio management team primarily responsible for the management of the Core Fixed Income Fund and the selection and evaluation of the New Sub-adviser. The Board also considered the risks associated with the Trust borne by the Manager and its affiliates (such as entrepreneurial, operational and regulatory risk), as well as the Manager’s risk management processes.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

The terms of the December Advisory Agreement is similar in all material respects to the agreements between the Manager and the Trust’s other Sub-advisers. The December Advisory Agreement provides that, subject to the supervision of the Board and the Manager, the New Sub-adviser shall manage the investments of the portion of the Core Fixed Income Fund’s assets allocated to it in accordance with the Core Fixed Income Fund’s investment objective, policies and restrictions, and in compliance with the requirements applicable to registered investment companies and such other limitations as the Manager may institute. The December Advisory Agreement provides that the New Sub-adviser will exercise its best judgment in rendering services to the Core Fixed Income Fund and, except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, will not be liable for any error of judgment or mistake of law or for any loss suffered by the Core Fixed Income Fund or the Manager in connection with the matters to which the December Advisory Agreement relates, except a loss resulting from the New Sub-adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by the New Sub-adviser of its obligations and duties under the December Advisory Agreement. The December Advisory Agreement sets forth information about the terms of the December Advisory Agreement and the fees to be paid to the New Sub-adviser by the Manager thereunder.

As to the New Sub-adviser, the Independent Trustees concluded that the nature, extent and quality of the sub-investment advisory services expected to be provided by the New Sub-adviser were satisfactory and appropriate in light of (i) the New Sub-adviser’s expertise and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios with an investment mandate similar to that of the Core Fixed Income Fund and the performance history of those portfolios, (ii) the New Sub-adviser’s portfolio management and research resources to be applied in managing the portion of the Core Fixed Income Fund’s assets allocated to it, (iii) how the New Sub-adviser’s investment strategy would complement that of the Core Fixed Income Fund’s existing Sub-advisers, (iv) the New Sub-adviser’s compliance programs, and (v) the Manager’s recommendation to engage the New Sub-adviser, and supported a decision to approve the December Advisory Agreement with the New Sub-adviser.

Fund Performance

Because the New Sub-adviser was newly appointed as a Sub-adviser for the Core Fixed Income Fund, the Independent Trustees could not consider its investment performance in managing a portion of the Core Fixed Income Fund’s portfolio as a factor in evaluating the December Advisory Agreement during the December Meeting. The Independent Trustees discussed with representatives of the Manager the investment strategies to be employed by the New Sub-adviser in the management of its portion of the Core Fixed Income Fund’s assets. The Independent Trustees noted the historical performance returns of the New Sub-adviser in managing investment mandates similar to the Core Fixed Income Fund’s investment mandate, with such performance compared to a relevant index, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on its consideration and review of the foregoing information, the Board concluded that these factors supported a decision to approve the December Advisory Agreement with the New Sub-adviser.

Sub-Advisory Fee and Expense Ratio

The Independent Trustees reviewed and considered the sub-advisory fee payable under the December Advisory Agreement. The Independent Trustees noted that the proposed fee payable to the New Sub-adviser would be paid by the Manager, and not the Core Fixed Income Fund, and, thus, would not impact the fees paid by the Core Fixed Income Fund.

The Core Fixed Income Fund has agreed to pay the Manager a management fee at the annual rate of 0.40% of the value of the Core Fixed Income Fund’s average daily net assets, from which, the Manager will pay the Core Fixed Income Fund’s Sub-advisers. Effective January 1, 2025, the Manager has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Core Fixed Income Fund’s management fee from exceeding the total amount of sub-advisory fees paid by the Manager to the Core Fixed Income Fund’s Sub-advisers plus 0.20% based on average net assets. This contractual waiver and reimbursement will only apply if the Core Fixed Income Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Manager plus 0.20%, and will not affect the Fund’s total management fee if it is less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2026.

The Independent Trustees concluded, with respect to the New Sub-adviser, that the proposed fee payable to the New Sub-adviser by the Manager with respect to the Core Fixed Income Fund’s assets to be allocated to the New Sub-adviser was reasonable and appropriate.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Profitability

The Independent Trustees recognized that, because the New Sub-adviser’s fee would be paid by the Manager, and not the Core Fixed Income Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. The Board considered the effect on the profitability of the Manager with respect to the addition of the New Sub-adviser as an additional sub-adviser for the Core Fixed Income Fund and determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Core Fixed Income Fund by the Manager and the New Sub-adviser.

Economies of Scale

The Independent Trustees recognized that, because the New Sub-adviser’s fee would be paid by the Manager, and not the Core Fixed Income Fund, an analysis of economies of scale in connection with the engagement of the New Sub-adviser was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, consideration of economies of scale was not relevant to the Independent Trustees’ determination to approve the December Advisory Agreement with the New Sub-adviser.

Other Benefits to the Manager and the New Sub-adviser

The Board considered other benefits received by the Manager, the New Sub-adviser and their affiliates as a result of their relationship with the Core Fixed Income Fund. The Independent Trustees concluded that any benefits that were expected to accrue to the New Sub-adviser by virtue of its relationship with the Core Fixed Income Fund were reasonable.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Trustees, with the assistance of Fund counsel and independent legal counsel, concluded, as to the New Sub-adviser, that the approval of the December Advisory Agreement with the New Sub-adviser was in the best interests of the Core Fixed Income Fund, and approved the December Advisory Agreement.

The Manager entered into the December Advisory Agreement with JPMIM, pursuant to which JPMIM began managing the portion of the assets of the Core Fixed Income Fund allocated to it by the Manager on March 28, 2025. The Manager determined that the target percentages of the Core Fixed Income Fund’s assets to be allocated to the New Sub-adviser and the Fund’s other Sub-advisers would be approximately as follows: 40% to Allspring Global Investments, 30% to BlackRock Financial Management, Inc., and 30% to JPMIM., such allocations having been previously approved by the Board.

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Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At the December Meeting, the Trustees received a report from the Liquidity Risk Management Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on May 14, 2019. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

****

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

© 2025 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	April 28, 2025

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:	April 28, 2025